UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California 95128

(Address of principal executive offices) (zip code)

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1732
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: December 31, 2011

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2011

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2011 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 92.9%
Australia — 1.9%
Westpac Banking Corp.,
2.100%, 8/02/13	USD	$2,650,000	$2,676,927
Westpac Banking Corp.,
2.250%, 11/19/12	USD	3,900,000	3,939,620
			6,616,547
Canada — 3.6%
Bank of Nova Scotia,
2.250%, 1/22/13	USD	3,700,000	3,751,533
Ontario Electricity Financial Corp.,
7.450%, 3/31/13	USD	4,461,000	4,814,985
Province of Ontario Canada,
4.375%, 2/15/13	USD	1,000,000	1,040,342
Royal Bank of Canada MTN,
2.100%, 7/29/13	USD	3,000,000	3,046,731
			12,653,591
France — 1.0%
BNP Paribas / BNP Paribas US
MTN, 2.125%, 12/21/12	USD	3,400,000	3,312,997

Germany — 1.0%
Kreditanstalt fuer Wiederaufbau,
1.875%, 1/14/13	USD	1,500,000	1,518,872
Landwirtschaftliche Rentenbank,
3.250%, 3/15/13	USD	2,000,000	2,056,066
			3,574,938
Norway — 0.8%
Eksportfinans ASA, 1.875%,
4/02/13	USD	3,000,000	2,829,357

Supranational — 1.5%
European Investment Bank,
3.375%, 6/12/13	USD	5,000,000	5,156,395

United States — 83.1%
3M Co. MTN, 4.375%, 8/15/13		1,000,000	1,063,395
Bank of New York Mellon Corp.
(The), 5.125%, 8/27/13		2,194,000	2,335,272
Bank of New York Mellon Corp.
(The) MTN, 4.500%, 4/01/13		7,000,000	7,303,611
Berkshire Hathaway Finance Corp.,
5.000%, 8/15/13		3,000,000	3,195,804
Berkshire Hathaway, Inc., 0.883%,
2/11/13(a)		6,114,000	6,136,762
Berkshire Hathaway, Inc., 2.125%,
2/11/13		400,000	406,889
Federal Farm Credit Bank, 0.850%,
4/15/13		10,800,000	10,877,166
Federal Home Loan Banks,
0.500%, 8/28/13		8,500,000	8,519,006
Federal Home Loan Banks,
1.000%, 3/27/13		1,000,000	1,008,756
Federal Home Loan Banks,
1.625%, 3/20/13		250,000	254,057
Federal Home Loan Banks,
1.625%, 6/14/13		500,000	509,361
Federal Home Loan Banks,
3.625%, 5/29/13		9,300,000	9,730,776
Federal Home Loan Banks,
5.125%, 8/14/13		1,600,000	1,723,726
Federal Home Loan Mortgage
Corp., 0.375%, 10/30/13		18,200,000	18,185,586
Federal Home Loan Mortgage
Corp., 0.375%, 11/27/13		6,700,000	6,692,342
Federal Home Loan Mortgage
Corp., 0.500%, 10/15/13		6,000,000	5,993,664
Federal Home Loan Mortgage
Corp., 0.750%, 3/28/13		27,700,000	27,862,904
Federal Home Loan Mortgage
Corp., 1.625%, 4/15/13		29,800,000	30,310,414
Federal Home Loan Mortgage
Corp., 3.500%, 5/29/13		2,500,000	2,612,097
Federal Home Loan Mortgage
Corp., 3.750%, 6/28/13		2,500,000	2,629,192
Federal Home Loan Mortgage
Corp., 4.125%, 9/27/13		2,500,000	2,661,645
Federal Home Loan Mortgage
Corp., 4.500%, 7/15/13		1,000,000	1,063,978
Federal National Mortgage
Association, 0.750%, 2/26/13		23,050,000	23,185,327
Federal National Mortgage
Association, 0.750%, 12/18/13		8,500,000	8,536,592
Federal National Mortgage
Association, 1.750%, 5/07/13		9,900,000	10,089,021
Federal National Mortgage
Association, 2.875%, 12/11/13		11,400,000	11,952,341
Federal National Mortgage
Association, 3.250%, 4/09/13		11,400,000	11,841,077
Federal National Mortgage
Association, 3.875%, 7/12/13		1,500,000	1,582,436
Federal National Mortgage
Association, 4.375%, 3/15/13		5,900,000	6,190,935
General Electric Capital Corp.,
2.800%, 1/08/13		1,900,000	1,936,585
General Electric Capital Corp.,
4.800%, 5/01/13		2,500,000	2,618,050
General Electric Capital Corp.,
5.450%, 1/15/13		1,713,000	1,792,701
General Electric Capital Corp.
MTN, Series A,
5.400%, 9/20/13		1,400,000	1,493,932
General Electric Capital Corp.,
Series A, 0.410%, 3/20/13(a)		300,000	297,936
General Electric Co.,
5.000%, 2/01/13		1,500,000	1,563,555
International Business Machines
Corp. (IBM), 2.100%, 5/06/13		1,000,000	1,020,970
Johnson & Johnson,
0.700%, 5/15/13		4,000,000	4,025,804
JPMorgan Chase & Co.,
4.750%, 5/01/13		1,200,000	1,254,904
JPMorgan Chase & Co. MTN,
1.650%, 9/30/13		8,750,000	8,816,596

See notes to financial statements.
1

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
PepsiCo, Inc.,
0.524%, 5/10/13(a)	$6,305,000	$6,314,306
Private Export Funding Corp.,
Series Y, 3.550%, 4/15/13	3,055,000	3,178,947
Toyota Motor Credit Corp. MTN,
1.900%, 12/05/12	5,400,000	5,473,289
US Bancorp, 2.000%, 6/14/13	5,232,000	5,319,249
Wal-Mart Stores, Inc.,
4.250%, 4/15/13	2,353,000	2,468,085
Wal-Mart Stores, Inc.,
4.550%, 5/01/13	7,000,000	7,390,586
Wells Fargo & Co.,
4.375%, 1/31/13	3,100,000	3,204,699
Wells Fargo & Co.,
5.250%, 10/23/12	6,069,000	6,283,133
		288,907,459
TOTAL BONDS AND NOTES
(Identified Cost $322,533,194)		323,051,284

SHORT-TERM INVESTMENTS — 6.4%
Canada — 2.6%
Bank of Nova Scotia YCD,
0.750%, 10/15/12	5,000,000	5,014,550
Royal Bank of Canada MTN YCD,
2.250%, 3/15/13	4,000,000	4,056,896
		9,071,446
Finland — 2.6%
Nordea Bank YCD,
1.023%, 4/05/13(a)	9,000,000	8,937,540

United States — 0.5%
EDF S.A.	1,600,000	1,599,340
		19,608,326

	SHARES	VALUE†
United States — 0.7%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	2,478,472	2,478,472
		2,478,473
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $22,122,639)		22,086,799

Total Investments — 99.3%
(Identified Cost $344,655,833)#		345,138,083
Cash and Other Assets, Less
Liabilities — 0.7%		2,547,512
Net Assets — 100.0%		$347,685,595

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of December 31, 2011.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $344,655,833. Net unrealized appreciation aggregated $482,250 of which $1,001,276 related to appreciated investment securities and $519,026 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.
2

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 97.9%
Australia — 5.8%
Australia & New Zealand Banking
Group, 4.375%, 5/24/12	EUR	3,500,000	$4,579,148
Suncorp-Metway Ltd.,
4.000%, 1/16/14	GBP	7,000,000	11,535,305
Westpac Banking Corp.,
2.900%, 9/10/14	USD	5,000,000	5,228,205
Westpac Banking Corp.,
3.000%, 8/04/15(a)	USD	2,000,000	2,024,916
Westpac Banking Corp.,
3.750%, 12/01/14	CAD	6,000,000	5,991,755
Other Securities		1,500,000	2,517,064
			31,876,393
Austria — 2.0%
Oesterreichische Kontrollbank
AG, 1.750%, 10/05/15(a)	USD	3,000,000	2,987,736
Oesterreichische Kontrollbank
AG, 2.000%, 6/03/16	USD	8,000,000	7,982,136
			10,969,872
Canada — 14.3%
Bank of Nova Scotia,
3.400%, 1/22/15(a)	USD	5,000,000	5,255,690
Bank of Nova Scotia,
3.430%, 7/16/14	CAD	2,000,000	2,042,739
Canada Housing Trust No 1,
2.750%, 12/15/14(b)	CAD	14,000,000	14,366,371
Province of Alberta Canada,
2.750%, 12/01/14	CAD	13,800,000	14,136,889
Province of Ontario Canada,
4.100%, 6/16/14(a)	USD	9,800,000	10,536,627
Province of Ontario Canada,
5.125%, 11/21/12	GBP	1,200,000	1,931,292
Royal Bank of Canada,
2.875%, 4/19/16(a)	USD	4,500,000	4,669,933
Royal Bank of Canada,
4.970%, 6/05/14	CAD	6,000,000	6,339,121
Royal Bank of Canada,
5.060%, 7/17/13	CAD	4,000,000	4,140,682
Toronto-Dominion Bank (The),
2.375%, 10/19/16(a)	USD	15,500,000	15,790,470
			79,209,814
Finland — 1.5%
Municipality Finance PLC,
2.375%, 5/16/16	USD	4,000,000	4,129,592
Republic of Finland,
2.250%, 3/17/16	USD	4,000,000	4,173,956
			8,303,548
France — 11.3%
Agence Francaise de
Developpement,
4.875%, 10/30/13	GBP	1,400,000	2,283,997
Agence Francaise de
Developpement,
5.125%, 4/25/12	EUR	7,670,000	10,061,926
Caisse d’Amortissement
de la Dette Sociale,
2.250%, 12/07/15	GBP	2,300,000	3,486,960
Caisse d’Amortissement
de la Dette Sociale,
5.250%, 10/25/12	EUR	7,250,000	9,694,889
Reseau Ferre de France,
2.375%, 12/23/15(a)	GBP	8,700,000	13,556,605
Societe Financement de
l’Economie Francaise,
2.875%, 9/22/14	USD	8,500,000	8,595,455
Total Capital SA,
5.500%, 1/29/13	GBP	2,200,000	3,578,595
Total Capital SA,
5.625%, 1/25/12	AUD	10,900,000	11,155,413
			62,413,840
Germany — 8.8%
Kreditanstalt fuer Wiederaufbau,
3.125%, 12/08/14	GBP	1,000,000	1,635,630
Kreditanstalt fuer Wiederaufbau,
3.750%, 9/07/16	GBP	2,600,000	4,395,492
Kreditanstalt fuer Wiederaufbau,
4.125%, 10/15/14(a)	USD	1,000,000	1,084,380
Kreditanstalt fuer Wiederaufbau,
4.625%, 10/12/12	EUR	4,000,000	5,337,406
Kreditanstalt fuer Wiederaufbau,
5.500%, 12/07/15	GBP	1,600,000	2,859,893
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
1.000%, 10/15/13	USD	2,400,000	2,398,385
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.250%, 7/15/16	USD	13,200,000	13,389,460
Landwirtschaftliche Rentenbank,
2.500%, 2/15/16(a)	USD	2,800,000	2,928,411
Landwirtschaftliche Rentenbank,
3.125%, 7/15/15	USD	1,000,000	1,062,028
Landwirtschaftliche Rentenbank,
3.875%, 3/14/12	EUR	4,800,000	6,256,044
NRW. Bank, 2.625%, 12/07/12	GBP	3,000,000	4,715,183
Other Securities		2,000,000	2,609,465
			48,671,777
Japan — 0.2%
Other Securities		1,000,000	1,097,349

Netherlands — 8.7%
Bank Nederlandse Gemeenten
NV, 2.625%, 12/10/13	GBP	2,200,000	3,481,563
Bank Nederlandse Gemeenten
NV, 2.750%, 7/01/15	USD	9,000,000	9,239,247
Bank Nederlandse Gemeenten
NV, 4.750%, 4/22/13(a)	GBP	1,400,000	2,266,919
Nederlandse Waterschapsbank
NV, 2.000%, 9/09/15	USD	2,400,000	2,393,347
Nederlandse Waterschapsbank
NV, 2.375%, 6/04/15	EUR	8,100,000	10,682,530

See notes to financial statements.
3

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Nederlandse Waterschapsbank
NV, 3.000%, 3/17/15	USD	1,000,000	$1,030,661
NIBC Bank NV,
3.500%, 4/07/14	EUR	3,000,000	4,074,070
Rabobank Nederland NV,
4.000%, 9/10/15	GBP	9,000,000	14,638,867
			47,807,204
New Zealand — 1.0%
ASB Finance Ltd.,
3.250%, 12/09/13	GBP	3,700,000	5,772,101

Norway — 4.9%
Eksportfinans ASA,
2.375%, 5/25/16(a)	USD	11,000,000	8,918,239
Eksportfinans ASA,
5.500%, 5/25/16(a)	USD	3,000,000	2,768,814
Kommunalbanken AS,
2.250%, 12/30/13(a)	GBP	1,700,000	2,695,212
Kommunalbanken AS,
2.375%, 1/19/16	USD	7,500,000	7,641,960
Kommunalbanken AS,
2.875%, 10/27/14	USD	4,780,000	4,947,769
			26,971,994
Supranational — 15.9%
African Development Bank,
3.000%, 5/27/14	USD	12,000,000	12,661,692
Council of Europe Development
Bank, 5.000%, 1/29/14	USD	1,500,000	1,621,257
Council of Europe Development
Bank, 5.500%, 1/18/12	AUD	2,000,000	2,045,999
Eurofima, 4.250%, 2/04/14	USD	7,600,000	8,007,580
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,747,083
European Bank for
Reconstruction & Development,
0.500%, 1/30/15	EUR	5,634,000	7,012,392
European Investment Bank,
2.750%, 3/23/15	USD	2,000,000	2,079,096
European Investment Bank,
2.875%, 1/15/15	USD	1,300,000	1,354,241
European Investment Bank,
3.000%, 12/07/15	GBP	500,000	804,334
European Investment Bank,
4.500%, 1/14/13	GBP	3,400,000	5,463,207
European Investment Bank,
6.250%, 4/15/14	GBP	2,600,000	4,446,393
International Bank for
Reconstruction & Development,
0.500%, 9/11/12	AUD	9,000,000	8,970,838
International Bank for
Reconstruction & Development,
5.375%, 1/15/14(a)	GBP	700,000	1,186,963
International Finance Facility
for Immunisation,
3.375%, 5/15/14	GBP	8,800,000	14,428,234
Nordic Investment Bank,
2.500%, 7/15/15(a)	USD	1,000,000	1,054,153
Nordic Investment Bank,
2.625%, 10/06/14(a)	USD	2,000,000	2,099,996
Nordic Investment Bank,
3.000%, 4/08/14(a)	EUR	5,000,000	6,741,356
Nordic Investment Bank,
5.750%, 12/16/14	GBP	1,040,000	1,841,311
Other Securities		3,622,000	4,509,709
			88,075,834
Sweden — 3.7%
Nordea Bank AB,
3.875%, 12/15/15	GBP	4,100,000	6,626,914
Svensk Exportkredit AB,
2.125%, 7/13/16	USD	3,000,000	2,977,170
Svensk Exportkredit AB,
3.250%, 9/16/14	USD	10,400,000	10,751,780
			20,355,864
United Kingdom — 2.9%
United Kingdom Gilt,
2.250%, 3/07/14	GBP	7,800,000	12,625,906
United Kingdom Gilt,
2.750%, 1/22/15	GBP	1,000,000	1,660,949
Other Securities		1,000,000	1,563,231
			15,850,086
United States — 16.9%
Bank of New York Mellon Corp.
(The), 2.300%, 7/28/16	USD	2,285,000	2,294,563
Bank of New York Mellon Corp.
(The), 2.500%, 1/15/16	USD	1,500,000	1,520,567
Bank of New York Mellon Corp.
(The), 4.300%, 5/15/14(a)	USD	3,000,000	3,220,668
Bank of New York Mellon Corp.
(The), 5.125%, 8/27/13	USD	4,075,000	4,337,389
Berkshire Hathaway, Inc.,
2.200%, 8/15/16(a)	USD	15,000,000	15,457,470
Federal National
Mortgage Association,
2.500%, 5/15/14	USD	2,700,000	2,819,572
General Electric Capital Corp.,
1.875%, 9/16/13	USD	4,000,000	4,050,960
General Electric Capital Corp.,
2.250%, 11/09/15(a)	USD	10,520,000	10,576,734
Google, Inc.,
2.125%, 5/19/16(a)	USD	14,454,000	15,045,356
Microsoft Corp.,
2.950%, 6/01/14(a)	USD	6,500,000	6,908,811
Nestle Holdings, Inc.,
2.125%, 3/12/14	USD	6,000,000	6,197,514
Toyota Motor Credit Corp.,
1.300%, 3/16/12	JPY	700,000,000	9,103,656
Wal-Mart Stores, Inc., 2.250%,
7/08/15(a)	USD	1,000,000	1,043,974

See notes to financial statements.
4

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Wal-Mart Stores, Inc., 2.800%,
4/15/16(a)	USD	6,000,000	$6,419,316
Wal-Mart Stores, Inc., 3.200%,
5/15/14(a)	USD	2,000,000	2,113,400
Other Securities		2,300,000	2,593,823
			93,703,773
TOTAL BONDS AND NOTES
(Identified Cost $534,244,894)			541,079,449

	SHARES		VALUE†
SHORT-TERM INVESTMENTS — 0.6%
United States — 0.6%
SSgA Government Money
Market Fund		1	1
SSgA Money Market Fund		3,542,181	3,542,181
			3,542,182
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $3,542,182)			3,542,182

COLLATERAL FOR SECURITIES ON LOAN — 15.6%
Short-Term — 15.6%
State Street Navigator Securities
Lending Prime Portfolio		86,212,378	86,212,378

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $86,212,378)			86,212,378

Total Investments — 114.1%
(Identified Cost
$623,999,454)#			630,834,009
Liabilities, Less Cash and Other
Assets — (14.1%)			(77,815,475)

Net Assets — 100.0%			$553,018,534

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $84,254,544.
(b)	144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $623,999,454. Net unrealized appreciation aggregated $6,834,555 of which $17,327,580 related to appreciated investment securities and $10,493,025 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
JPY — Japanese Yen
USD — U.S. Dollar

Ten Largest Industry Holdings as of December 31, 2011 (As a percentage of net assets):

Industry	Percentage
Banks	17.5%
Supranational Organizations	15.9%
Financial	10.6%
Foreign Government/Agency-Germany	8.8%
Foreign Government/Agency-France	8.6%
Foreign Government/Agency-Canada	7.4%
Industrial	6.8%
Foreign Government/Agency-Netherlands	6.0%
Foreign Government/Agency-Norway	4.9%
Foreign Government/Agency-Austria	4.1%

Country Weightings
(% of portfolio market value)

See notes to financial statements.
5

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 2.3%
United Technologies Corp.	24,568	$1,795,675
Other Securities(a)	122,087	7,301,958
		9,097,633
Air Freight & Logistics — 0.7%
Other Securities	41,882	2,757,486
		2,757,486
Airlines — 0.1%
Other Securities(a)	41,619	420,016
		420,016
Auto Components — 0.4%
Other Securities(a)	48,728	1,517,248
		1,517,248
Automobiles — 0.5%
Other Securities(a)	131,125	1,867,189
		1,867,189
Beverages — 2.2%
Coca-Cola Co.	60,070	4,203,098
PepsiCo, Inc.	44,450	2,949,257
Other Securities(a)	34,296	1,426,246
		8,578,601
Biotechnology — 1.5%
Amgen, Inc.	25,422	1,632,347
Other Securities(a)	81,679	4,190,124
		5,822,471
Building Products — 0.1%
Other Securities(a)	22,400	440,286
		440,286
Capital Markets — 1.7%
Other Securities(a)	229,436	6,603,804
		6,603,804
Chemicals — 2.3%
Other Securities(a)	174,423	8,806,028
		8,806,028
Commercial Banks — 2.6%
US Bancorp	55,247	1,494,431
Wells Fargo & Co.	144,516	3,982,861
Other Securities(a)	280,721	4,736,177
		10,213,469
Commercial Services & Supplies — 0.6%
Other Securities(a)	81,209	2,253,832
		2,253,832
Communications Equipment — 2.0%
Cisco Systems, Inc.	156,421	2,828,092
QUALCOMM, Inc.	47,120	2,577,464
Other Securities(a)	92,861	2,246,164
		7,651,720
Computers & Peripherals — 4.0%
Apple, Inc.*	26,957	10,917,585
Other Securities(a)	209,600	4,751,585
		15,669,170
Construction & Engineering — 0.2%
Other Securities(a)	30,403	939,346
		939,346
Construction Materials — 0.1%
Other Securities(a)	4,491	219,993
		219,993
Consumer Finance — 0.7%
American Express Co.	31,096	1,466,799
Other Securities(a)	48,841	1,317,813
		2,784,612
Containers & Packaging — 0.3%
Other Securities(a)	40,444	1,120,915
		1,120,915
Distributors — 0.1%
Other Securities	9,505	423,018
		423,018
Diversified Consumer Services — 0.2%
Other Securities(a)	31,269	857,397
		857,397
Diversified Financial Services — 2.3%
Bank of America Corp.	284,250	1,580,430
Citigroup, Inc.	81,861	2,153,763
JPMorgan Chase & Co.	114,465	3,805,961
Other Securities(a)	34,291	1,517,146
		9,057,300
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	165,743	5,012,068
Verizon Communications, Inc.	82,614	3,314,474
Other Securities(a)	68,426	1,171,771
		9,498,313
Electric Utilities — 2.0%
Other Securities(a)	204,555	7,693,790
		7,693,790
Electrical Equipment — 0.7%
Other Securities(a)	59,669	2,711,349
		2,711,349
Electronic Equipment, Instruments & Components — 0.6%
Other Securities(a)	98,458	2,141,479
		2,141,479
Energy Equipment & Services — 2.1%
Schlumberger Ltd.	39,272	2,682,670
Other Securities(a)	142,851	5,283,854
		7,966,524

See notes to financial statements.
6

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.2%
CVS Caremark Corp.	38,129	$1,554,901
Wal-Mart Stores, Inc.	55,625	3,324,150
Other Securities(a)	96,409	3,598,074
		8,477,125
Food Products — 1.9%
Kraft Foods, Inc., Class A	48,271	1,803,405
Other Securities(a)	152,894	5,597,233
		7,400,638
Gas Utilities — 0.3%
Other Securities(a)	27,132	1,130,083
		1,130,083
Health Care Equipment & Supplies — 1.7%
Other Securities(a)	180,463	6,743,901
		6,743,901
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	31,050	1,573,614
Other Securities(a)	164,939	6,915,338
		8,488,952
Health Care Technology — 0.1%
Other Securities(a)	10,511	424,692
		424,692
Hotels, Restaurants & Leisure — 2.2%
McDonald’s Corp.	30,328	3,042,808
Other Securities(a)	141,595	5,369,095
		8,411,903
Household Durables — 0.3%
Other Securities(a)	55,298	1,328,449
		1,328,449
Household Products — 2.1%
Procter & Gamble Co.	79,505	5,303,778
Other Securities(a)	36,202	2,740,337
		8,044,115
Independent Power Producers & Energy Traders — 0.2%
Other Securities	59,466	762,285
		762,285
Industrial Conglomerates — 2.2%
3M Co.	18,525	1,514,048
General Electric Co.	306,628	5,491,707
Other Securities(a)	31,764	1,491,128
		8,496,883
Insurance — 3.7%
Berkshire Hathaway, Inc., Class B*	48,719	3,717,260
Other Securities(a)	326,927	10,776,950
		14,494,210
Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	10,649	1,843,342
Other Securities(a)	24,467	1,128,726
		2,972,068
Internet Software & Services — 1.9%
Google, Inc., Class A*	7,467	4,822,935
Other Securities(a)	99,695	2,586,248
		7,409,183
IT Services — 3.7%
International Business Machines Corp.	34,794	6,397,921
Visa, Inc., Class A	15,100	1,533,103
Other Securities(a)	155,432	6,485,943
		14,416,967
Leisure Equipment & Products — 0.1%
Other Securities(a)	16,197	501,473
		501,473
Life Sciences Tools & Services — 0.5%
Other Securities(a)	43,237	1,808,874
		1,808,874
Machinery — 2.2%
Caterpillar, Inc.	18,400	1,667,040
Other Securities(a)	145,398	6,966,029
		8,633,069
Marine — 0.0%
Other Securities(a)	2,800	154,328
		154,328
Media — 3.0%
Comcast Corp., Class A	60,616	1,437,205
Comcast Corp., Class A Special	18,450	434,682
Walt Disney Co.	47,492	1,780,950
Other Securities(a)	345,977	8,120,867
		11,773,704
Metals & Mining — 1.0%
Other Securities(a)	133,088	3,942,425
		3,942,425
Multi-Utilities — 1.4%
Other Securities(a)	148,510	5,550,104
		5,550,104
Multiline Retail — 0.8%
Other Securities(a)	69,397	3,056,650
		3,056,650
Office Electronics — 0.1%
Other Securities	40,867	369,118
		369,118
Oil, Gas & Consumable Fuels — 9.2%
Chevron Corp.	56,837	6,047,457
ConocoPhillips	35,967	2,620,915
Exxon Mobil Corp.	135,716	11,503,288
Occidental Petroleum Corp.	22,983	2,153,507
Other Securities(a)	346,762	13,244,961
		35,570,128
Paper & Forest Products — 0.2%
Other Securities(a)	19,765	659,543
		659,543

See notes to financial statements.
7

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products — 0.2%
Other Securities(a)	20,988	$860,223
		860,223
Pharmaceuticals — 5.4%
Abbott Laboratories	45,412	2,553,517
Bristol-Myers Squibb Co.	49,600	1,747,904
Johnson & Johnson	76,912	5,043,889
Merck & Co., Inc.	86,589	3,264,405
Pfizer, Inc.	216,572	4,686,618
Other Securities(a)	84,954	3,589,093
		20,885,426
Professional Services — 0.3%
Other Securities(a)	22,211	1,008,507
		1,008,507
Real Estate Investment Trusts (REITs) — 0.2%
Other Securities	11,207	672,532

Real Estate Management & Development — 0.1%
Other Securities(a)	15,300	285,950
		285,950
Road & Rail — 1.0%
Union Pacific Corp.	14,200	1,504,348
Other Securities(a)	68,357	2,254,121
		3,758,469
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	153,786	3,729,310
Other Securities(a)	333,422	5,916,478
		9,645,788
Software — 3.6%
Microsoft Corp.	219,659	5,702,348
Oracle Corp.	113,963	2,923,151
Other Securities(a)	190,175	5,364,137
		13,989,636
Specialty Retail — 2.3%
Home Depot, Inc.	43,721	1,838,031
Other Securities(a)	209,076	6,952,708
		8,790,739
Textiles, Apparel & Luxury Goods — 0.8%
Other Securities(a)	43,488	2,996,407
		2,996,407
Thrifts & Mortgage Finance — 0.1%
Other Securities(a)	49,574	536,096
		536,096
Tobacco — 1.8%
Altria Group, Inc.	61,022	1,809,303
Philip Morris International, Inc.	51,900	4,073,112
Other Securities(a)	16,993	958,535
		6,840,950
Trading Companies & Distributors — 0.3%
Other Securities(a)	16,885	1,010,558
		1,010,558
Water Utilities — 0.1%
Other Securities(a)	8,934	245,064
		245,064
Wireless Telecommunication Services — 0.2%
Other Securities(a)	111,400	920,287
		920,287
TOTAL COMMON STOCKS
(Identified Cost $259,940,243)		370,580,491

PREFERRED STOCKS — 0.0%
Specialty Retail — 0.0%
Other Securities	53	—
TOTAL PREFERRED STOCKS
(Identified Cost $231)		—

RIGHTS & WARRANTS* — 0.0%
Biotechnology — 0.0%
Other Securities	66	93

Hotels, Restaurants & Leisure — 0.0%
Other Securities	73	4
TOTAL RIGHTS & WARRANTS
(Identified Cost $350)		97

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,205,567	15,937,606
TOTAL MUTUAL FUNDS
(Identified Cost $13,745,189)		15,937,606

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	240,077	240,077
		240,078
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $240,078)		240,078

See notes to financial statements.
8

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 5.0%
Short-Term — 5.0%
State Street Navigator Securities Lending
Prime Portfolio	19,361,364	$19,361,364
		19,361,364

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $19,361,364)		19,361,364

Total Investments — 104.8%
(Identified Cost $293,287,455)#		406,119,636
Liabilities, Less Cash and
Other Assets — (4.8%)		(18,638,652)
Net Assets — 100.0%		$387,480,984

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $18,960,181.
#
At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $293,287,455. Net unrealized appreciation aggregated $112,832,181 of which $131,552,096 related to appreciated investment securities and $18,719,915 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.
9

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.3%
Northrop Grumman Corp.(a)	49,882	$2,917,099
Other Securities	16,122	906,328
		3,823,427
Air Freight & Logistics — 0.0%
Other Securities	491	41,003

Airlines — 0.4%
Other Securities	126,100	1,079,416

Automobiles — 0.1%
Other Securities	12,955	262,598

Beverages — 1.1%
Other Securities	82,878	3,091,752
		3,091,752
Building Products — 0.3%
Other Securities	44,817	997,244
		997,244
Capital Markets — 0.8%
Morgan Stanley	105,967	1,603,281
Other Securities	48,157	752,373
		2,355,654
Chemicals — 0.4%
Other Securities	23,304	1,039,770
		1,039,770
Commercial Banks — 1.3%
SunTrust Banks, Inc.	81,987	1,451,170
Other Securities(a)	341,465	2,368,897
		3,820,067
Commercial Services & Supplies — 0.5%
Other Securities(a)	68,318	1,490,173
		1,490,173
Computers & Peripherals — 0.3%
Other Securities	33,272	971,822
		971,822
Construction & Engineering — 0.2%
Other Securities	25,704	723,454
		723,454
Construction Materials — 0.3%
Other Securities(a)	19,042	749,303

Consumer Finance — 1.1%
Capital One Financial Corp.(a)	74,533	3,152,000

Containers & Packaging — 0.1%
Other Securities	9,632	241,159
		241,159
Diversified Consumer Services — 0.0%
Other Securities	5,594	59,576

Diversified Financial Services — 5.3%
Bank of America Corp.	737,905	4,102,752
Citigroup, Inc.	258,694	6,806,239
CME Group, Inc.	10,093	2,459,361
Other Securities	66,392	1,959,974
		15,328,326
Diversified Telecommunication Services — 6.1%
AT&T, Inc.	419,977	12,700,104
CenturyLink, Inc.	62,251	2,315,737
Verizon Communications, Inc.	57,266	2,297,512
Other Securities(a)	41,385	213,133
		17,526,486
Electronic Equipment, Instruments & Components — 1.1%
Other Securities	145,516	3,067,266
		3,067,266
Energy Equipment & Services — 2.9%
National Oilwell Varco, Inc.	55,555	3,777,184
Other Securities(a)	173,419	4,437,768
		8,214,952
Food & Staples Retailing — 3.3%
CVS Caremark Corp.	210,226	8,573,016
Other Securities(a)	38,038	800,320
		9,373,336
Food Products — 5.4%
Archer-Daniels-Midland Co.	96,578	2,762,131
J.M. Smucker Co. (The)	18,726	1,463,811
Kraft Foods, Inc., Class A	214,143	8,000,382
Other Securities	105,411	3,394,037
		15,620,361
Health Care Equipment & Supplies — 1.0%
Other Securities	257,921	2,746,961
		2,746,961
Health Care Providers & Services — 3.9%
Aetna, Inc.	66,065	2,787,282
Humana, Inc.	24,131	2,114,117
WellPoint, Inc.	77,407	5,128,214
Other Securities(a)	40,155	1,291,558
		11,321,171
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	90,764	2,962,537
Other Securities(a)	157,746	3,093,737
		6,056,274
Household Durables — 0.9%
Other Securities(a)	111,406	2,517,999
		2,517,999
Independent Power Producers & Energy Traders — 0.7%
Other Securities	133,453	1,933,765
		1,933,765

See notes to financial statements.
10

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Industrial Conglomerates — 4.7%
General Electric Co.	630,576	$11,293,616
Tyco International Ltd.	46,192	2,157,628
		13,451,244
Insurance — 8.6%
Loews Corp.	72,979	2,747,659
MetLife, Inc.	149,973	4,676,158
Prudential Financial, Inc.	72,188	3,618,063
Other Securities(a)	559,885	13,607,312
		24,649,192
Internet & Catalog Retail — 0.6%
Liberty Media Corp. - Interactive,
Class A*	102,856	1,667,810

Internet Software & Services — 0.6%
Other Securities	70,611	1,599,295
		1,599,295
IT Services — 0.6%
Other Securities	72,554	1,848,981
		1,848,981
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.*	65,998	2,967,930
Other Securities	13,459	312,276
		3,280,206
Machinery — 0.9%
Other Securities(a)	59,895	2,489,651
		2,489,651
Media — 11.0%
CBS Corp., Class A	8,400	232,512
CBS Corp., Class B	111,595	3,028,688
Comcast Corp., Class A	309,977	7,349,555
Comcast Corp., Class A Special	125,831	2,964,578
News Corp., Class A	295,411	5,270,132
News Corp., Class B	110,939	2,016,871
Time Warner Cable, Inc.	58,800	3,737,916
Time Warner, Inc.	167,231	6,043,728
Other Securities(a)	18,021	897,161
		31,541,141
Metals & Mining — 1.0%
Alcoa, Inc.	171,685	1,485,075
Other Securities(a)	51,275	1,365,379
		2,850,454
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	60,366	1,992,682

Multiline Retail — 0.7%
Other Securities(a)	63,459	2,149,734
		2,149,734
Office Electronics — 0.3%
Other Securities	127,926	1,018,291

Oil, Gas & Consumable Fuels — 15.1%
Anadarko Petroleum Corp.	78,382	5,982,898
Apache Corp.	27,898	2,527,001
Chesapeake Energy Corp.	106,266	2,368,669
Chevron Corp.	32,820	3,492,048
ConocoPhillips	170,561	12,428,780
Devon Energy Corp.	28,781	1,784,422
Hess Corp.	47,336	2,688,685
Marathon Oil Corp.	115,078	3,368,333
Marathon Petroleum Corp.	57,539	1,915,473
Pioneer Natural Resources Co.	17,531	1,568,674
Valero Energy Corp.	91,951	1,935,569
Other Securities(a)	108,403	3,501,801
		43,562,353
Paper & Forest Products — 1.3%
International Paper Co.	74,679	2,210,499
Other Securities	35,567	1,402,999
		3,613,498
Pharmaceuticals — 3.9%
Pfizer, Inc.	510,809	11,053,907
Other Securities	5,290	175,379
		11,229,286
Road & Rail — 6.1%
CSX Corp.	196,515	4,138,606
Norfolk Southern Corp.	65,200	4,750,472
Union Pacific Corp.	74,089	7,848,989
Other Securities	33,703	788,489
		17,526,556
Semiconductors & Semiconductor Equipment — 0.2%
Other Securities	108,402	681,849

Software — 0.4%
Other Securities	83,074	1,023,472

Specialty Retail — 0.5%
Other Securities(a)	63,887	1,325,876
		1,325,876
Wireless Telecommunication Services — 0.8%
Other Securities(a)	540,781	2,308,695
		2,308,695
TOTAL COMMON STOCKS
(Identified Cost $273,807,828)		287,415,581

PREFERRED STOCKS — 0.0%
Specialty Retail — 0.0%
Other Securities	854	—
TOTAL PREFERRED STOCKS
(Identified Cost $5,580)		—

See notes to financial statements.
11

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government
Money Market Fund	1	$1
SSgA Money Market Fund	25	25
		26
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $26)		26

COLLATERAL FOR SECURITIES ON LOAN — 5.3%
Short-Term — 5.3%
State Street Navigator Securities
Lending Prime Portfolio	15,365,753	15,365,753
TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $15,365,753)		15,365,753

Total Investments — 105.3%
(Identified Cost $289,179,187)#		302,781,360
Liabilities, Less Cash and
Other Assets — (5.3%)		(15,271,950)
Net Assets — 100.0%		$287,509,410

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $15,494,518.
#
At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $289,179,187. Net unrealized appreciation aggregated $13,602,173 of which $59,603,160 related to appreciated investment securities and $46,000,987 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.
12

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.1%
Aerospace & Defense — 2.0%
Hexcel Corp.*	21,236	$514,124
Teledyne Technologies, Inc.*	8,099	444,230
Other Securities(a)	140,440	3,810,699
		4,769,053
Air Freight & Logistics — 0.5%
Other Securities(a)	63,289	1,117,515
		1,117,515
Airlines — 0.4%
Other Securities(a)	129,731	967,955
		967,955
Auto Components — 0.8%
Other Securities(a)	147,612	1,876,026
		1,876,026
Automobiles — 0.2%
Other Securities(a)	19,900	415,532
		415,532
Beverages — 0.3%
Other Securities(a)	55,607	764,947
		764,947
Biotechnology — 2.3%
Cubist Pharmaceuticals, Inc.(a)*	13,083	518,348
Other Securities(a)	586,001	4,985,365
		5,503,713
Building Products — 0.8%
Other Securities(a)	122,511	1,887,741
		1,887,741
Capital Markets — 1.1%
Other Securities(a)	265,777	2,667,814
		2,667,814
Chemicals — 2.1%
Other Securities(a)	251,743	4,962,227
		4,962,227
Commercial Banks — 6.7%
CapitalSource, Inc.	68,837	461,208
Investors Bancorp, Inc.*	34,155	460,409
Other Securities(a)	1,037,435	14,722,929
		15,644,546
Commercial Services & Supplies — 2.7%
Other Securities(a)	409,617	6,270,309
		6,270,309
Communications Equipment — 2.1%
InterDigital, Inc.(a)	11,222	488,943
Other Securities(a)	517,791	4,555,177
		5,044,120
Computers & Peripherals — 1.1%
Other Securities(a)	218,198	2,482,295
		2,482,295
Construction & Engineering — 0.9%
Other Securities(a)	140,890	2,134,578
		2,134,578
Construction Materials — 0.2%
Other Securities(a)	30,032	570,652
		570,652
Consumer Finance — 1.0%
Other Securities(a)	118,938	2,383,709
		2,383,709
Containers & Packaging — 0.3%
Other Securities(a)	114,149	649,790
		649,790
Distributors — 0.2%
Other Securities(a)	16,200	425,319
		425,319
Diversified Consumer Services — 1.5%
Other Securities(a)	195,812	3,425,879
		3,425,879
Diversified Financial Services — 0.4%
Other Securities(a)	62,320	845,611
		845,611
Diversified Telecommunication Services — 0.8%
Other Securities(a)	190,185	1,782,743
		1,782,743
Electric Utilities — 1.5%
Cleco Corp.	15,000	571,500
IDACORP, Inc.	10,600	449,546
Other Securities(a)	87,630	2,541,869
		3,562,915
Electrical Equipment — 1.5%
Generac Holdings, Inc.(a)*	15,486	434,073
II-VI, Inc.*	23,822	437,372
Other Securities(a)	149,810	2,620,796
		3,492,241

See notes to financial statements.
13

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 2.9%
Other Securities(a)	463,370	$6,852,893
		6,852,893
Energy Equipment & Services — 2.1%
Complete Production Services, Inc.*	15,113	507,192
Key Energy Services, Inc.*	30,901	478,038
Other Securities(a)	292,428	3,995,496
		4,980,726
Food & Staples Retailing — 1.4%
Casey’s General Stores, Inc.	12,174	627,083
PriceSmart, Inc.	6,250	434,937
Ruddick Corp.(a)	10,900	464,776
Other Securities(a)	93,625	1,655,156
		3,181,952
Food Products — 2.1%
Lancaster Colony Corp.(a)	7,600	526,984
TreeHouse Foods, Inc.(a)*	7,400	483,812
Other Securities(a)	243,913	3,927,809
		4,938,605
Gas Utilities — 0.8%
New Jersey Resources Corp.(a)	9,451	464,989
Other Securities(a)	30,543	1,398,359
		1,863,348
Health Care Equipment & Supplies — 3.2%
Thoratec Corp.*	17,008	570,788
Other Securities(a)	432,572	6,913,684
		7,484,472
Health Care Providers & Services — 3.4%
Magellan Health Services, Inc.*	11,300	559,011
PSS World Medical, Inc.(a)*	24,238	586,317
WellCare Health Plans, Inc.*	8,500	446,250
Other Securities(a)	402,695	6,428,006
		8,019,584
Health Care Technology — 0.6%
Quality Systems, Inc.(a)	20,036	741,132
Other Securities(a)	46,912	665,254
		1,406,386
Hotels, Restaurants & Leisure — 3.8%
Brinker International, Inc.	16,410	439,132
Domino’s Pizza, Inc.(a)*	16,189	549,617
Life Time Fitness, Inc.(a)*	9,707	453,802
Six Flags Entertainment Corp.	11,175	460,857
Other Securities(a)	438,945	6,928,261
		8,831,669
Household Durables — 0.9%
Other Securities(a)	209,919	2,078,384
		2,078,384
Household Products — 0.3%
Other Securities(a)	32,957	697,242
		697,242
Independent Power Producers & Energy Traders — 0.2%
Other Securities(a)	64,338	562,052
		562,052
Industrial Conglomerates — 0.1%
Other Securities(a)	6,300	315,099
		315,099
Insurance — 4.4%
Delphi Financial Group, Inc., Class S	12,207	540,770
MBIA, Inc.(a)*	45,680	529,431
ProAssurance Corp.	6,055	483,310
Other Securities(a)	534,867	8,916,309
		10,469,820
Internet & Catalog Retail — 0.5%
HSN, Inc.	12,080	438,021
Other Securities(a)	87,858	634,288
		1,072,309
Internet Software & Services — 1.9%
Other Securities(a)	413,073	4,584,429
		4,584,429
IT Services — 2.7%
NeuStar, Inc., Class A*	14,088	481,387
Syntel, Inc.(a)	9,300	434,961
Wright Express Corp.(a)*	8,700	472,236
Other Securities(a)	327,330	4,854,662
		6,243,246
Leisure Equipment & Products — 0.4%
Other Securities(a)	93,248	918,735
		918,735
Life Sciences Tools & Services — 0.5%
Other Securities(a)	120,648	1,155,869
		1,155,869
Machinery — 3.5%
Robbins & Myers, Inc.	9,714	471,615
Other Securities(a)	383,081	7,875,430
		8,347,045
Marine — 0.2%
Other Securities(a)	45,473	462,546
		462,546
Media — 1.8%
Other Securities(a)	424,670	4,214,825
		4,214,825
Metals & Mining — 1.6%
Carpenter Technology Corp.	8,800	453,024
Other Securities(a)	297,621	3,319,217
		3,772,241

See notes to financial statements.
14

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities — 0.5%
Other Securities(a)	32,500	$1,107,283
		1,107,283
Multiline Retail — 0.5%
Other Securities(a)	80,723	1,209,787
		1,209,787
Office Electronics — 0.1%
Other Securities	9,827	351,610

Oil, Gas & Consumable Fuels — 3.1%
Other Securities(a)	558,436	7,261,267
		7,261,267
Paper & Forest Products — 0.7%
Other Securities(a)	100,873	1,708,555
		1,708,555
Personal Products — 0.8%
Nu Skin Enterprises, Inc., Class A(a)	16,043	779,208
Other Securities(a)	74,384	1,092,991
		1,872,199
Pharmaceuticals — 1.5%
Questcor Pharmaceuticals, Inc.*	14,600	607,068
Viropharma, Inc.*	25,800	706,662
Other Securities(a)	181,207	2,304,713
		3,618,443
Professional Services — 2.0%
Acacia Research - Acacia
Technologies*	29,010	1,059,155
Other Securities(a)	222,432	3,691,764
		4,750,919
Real Estate Management & Development — 0.4%
Other Securities(a)	59,263	963,685
		963,685
Road & Rail — 1.5%
Old Dominion Freight Line, Inc.*	12,528	507,760
Other Securities(a)	161,477	3,130,308
		3,638,068
Semiconductors & Semiconductor Equipment — 4.2%
Other Securities(a)	993,384	9,861,861
		9,861,861
Software — 3.8%
Solarwinds, Inc.(a)*	15,895	444,265
Other Securities(a)	513,230	8,444,821
		8,889,086
Specialty Retail — 4.8%
Aaron’s, Inc.	17,233	459,776
Cabela’s, Inc.(a)*	17,400	442,308
Pier 1 Imports, Inc.*	34,700	483,371
Rent-A-Center, Inc.	13,202	488,474
Other Securities(a)	628,890	9,332,122
		11,206,051
Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.(a)*	14,200	565,302
Other Securities(a)	181,526	3,076,480
		3,641,782
Thrifts & Mortgage Finance — 1.8%
Capitol Federal Financial, Inc.	41,921	483,768
Other Securities(a)	423,749	3,825,600
		4,309,368
Tobacco — 0.3%
Other Securities(a)	69,937	677,762
		677,762
Trading Companies & Distributors — 1.5%
GATX Corp.(a)	10,233	446,773
Other Securities(a)	145,047	2,976,387
		3,423,160
Water Utilities — 0.2%
Other Securities(a)	25,553	545,835
		545,835
Wireless Telecommunication Services — 0.2%
Other Securities(a)	30,397	357,972
		357,972
TOTAL COMMON STOCKS
(Identified Cost $233,688,193)		235,495,400

RIGHTS & WARRANTS* — 0.0%
Biotechnology — 0.0%
Other Securities	4,900	6,860

Construction Materials — 0.0%
Other Securities(b)	670	—
		—
Hotels, Restaurants & Leisure — 0.0%
Other Securities	130	8

Oil, Gas & Consumable Fuels — 0.0%
Other Securities(a)	1,460	211

Pharmaceuticals — 0.0%
Other Securities(b)(c)	14,384	—
		—
Specialty Retail — 0.0%
Other Securities(b)	1,800	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $111,630)		7,079

See notes to financial statements.
15

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES — 0.0%
Capital Markets — 0.0%
Other Securities	30	$20
TOTAL BONDS AND NOTES
(Identified Cost $30)		20

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	41	41
		42
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $42)		42

COLLATERAL FOR SECURITIES ON LOAN — 34.3%
Short-Term — 34.3%
State Street Navigator Securities
Lending Prime Portfolio	80,520,088	80,520,088
TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $80,520,088)		80,520,088

Total Investments — 134.4%
(Identified Cost $314,319,983)#		316,022,629
Liabilities, Less Cash and
Other Assets — (34.4%)		(80,837,259)
Net Assets — 100.0%		$235,185,370

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $77,833,156.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#
At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $314,319,983. Net unrealized appreciation aggregated $1,578,221 of which $55,431,522 related to appreciated investment securities and $53,853,301 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.
16

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Australia — 5.2%
Origin Energy Ltd.	174,933	$2,386,813
Wesfarmers Ltd.	201,167	6,069,733
Other Securities(a)	3,279,054	13,915,948
		22,372,494
Austria — 0.1%
Other Securities(a)	30,328	616,676
		616,676
Belgium — 1.0%
Other Securities	430,987	4,286,069
		4,286,069
Canada — 12.9%
EnCana Corp.	153,451	2,845,339
Goldcorp, Inc.	69,511	3,084,753
Kinross Gold Corp.	203,700	2,325,429
Manulife Financial Corp.(a)	320,899	3,417,673
Sun Life Financial, Inc.(a)	125,037	2,319,705
Suncor Energy, Inc.	247,864	7,148,215
Teck Resources Ltd.(a)	104,620	3,687,759
Thomson Reuters Corp.	106,534	2,847,530
TransCanada Corp.(a)	138,613	6,058,834
Yamana Gold, Inc.(a)	166,200	2,450,379
Other Securities(a)	818,303	19,083,498
		55,269,114
Denmark — 1.3%
Other Securities(a)	186,580	5,619,638
		5,619,638
Finland — 0.7%
Other Securities	312,894	3,027,409
		3,027,409
France — 9.2%
AXA SA	198,619	2,582,195
Cie de Saint-Gobain	76,505	2,937,328
France Telecom SA	252,519	3,965,995
GDF Suez	246,704	6,743,548
Vivendi	288,783	6,323,977
Other Securities(a)	839,673	16,895,670
		39,448,713
Germany — 8.1%
Allianz SE	34,938	3,342,101
Bayerische Motoren Werke AG	71,775	4,808,236
Daimler AG	127,622	5,602,730
Deutsche Bank AG	29,867	1,137,821
Deutsche Bank AG	41,677	1,577,891
Deutsche Telekom AG	475,474	5,455,365
E.On AG	249,404	5,380,930
Muenchener Rueckversicherungs AG	18,030	2,211,723
Other Securities(a)	356,110	5,400,250
		34,917,047
Greece — 0.1%
Other Securities	38,113	244,537
		244,537
Hong Kong — 1.3%
Hutchison Whampoa Ltd.	362,000	3,043,623
Other Securities	1,319,948	2,595,774
		5,639,397
Ireland — 0.3%
Other Securities(a)	70,069	1,389,375
		1,389,375
Israel — 0.5%
Other Securities	462,783	2,346,238
		2,346,238
Italy — 0.9%
Other Securities(a)	2,134,955	4,044,301
		4,044,301
Japan — 21.4%
FUJIFILM Holdings Corp.	113,700	2,692,934
JX Holdings, Inc.	446,500	2,697,447
Mitsubishi UFJ Financial Group, Inc.	917,400	3,897,490
Mitsubishi UFJ Financial
Group, Inc., ADR	1,031,340	4,321,315
Panasonic Corp.(a)	263,000	2,234,663
Sony Corp., ADR(a)	212,565	3,834,673
Sumitomo Corp.	207,400	2,807,728
Sumitomo Mitsui Financial Group, Inc.	170,400	4,746,493
Toyota Motor Corp.	105,300	3,509,088
Toyota Motor Corp., ADR	50,471	3,337,647
Other Securities(a)	9,402,772	57,806,659
		91,886,137
Netherlands — 2.6%
Akzo Nobel NV	49,506	2,393,773
Koninklijke Philips Electronics NV	143,152	3,016,269
Other Securities	485,310	5,763,193
		11,173,235
New Zealand — 0.1%
Other Securities	110,499	453,285

Norway — 0.9%
Other Securities(a)	936,022	4,054,832
		4,054,832
Portugal — 0.1%
Other Securities(a)	308,765	208,289
		208,289
Singapore — 0.8%
Other Securities(a)	2,064,589	3,475,754
		3,475,754
Spain — 2.7%
Banco Santander SA	349,086	2,652,094
Repsol YPF SA(a)	84,909	2,608,322
Other Securities(a)	1,137,618	6,298,850
		11,559,266

See notes to financial statements.
17

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden — 2.4%
Other Securities(a)	1,031,305	$10,171,626
		10,171,626
Switzerland — 5.2%
Holcim Ltd.*	63,904	3,418,690
Swiss Re Ltd.*	89,565	4,564,544
Zurich Financial Services AG*	24,930	5,639,971
Other Securities	236,350	8,603,446
		22,226,651
United Kingdom — 21.9%
BP PLC, ADR	369,933	15,810,936
Kingfisher PLC	803,327	3,127,650
Royal Dutch Shell PLC, ADR	249,011	18,927,326
Vodafone Group PLC, ADR	6,835,685	18,991,700
WM Morrison Supermarkets PLC	611,503	3,097,805
WPP PLC	217,958	2,286,492
Xstrata PLC	395,500	6,006,989
Other Securities(a)	10,616,109	25,843,852
		94,092,750
TOTAL COMMON STOCKS
(Identified Cost $443,543,773)		428,522,833

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Other Securities	2,731	146,156
TOTAL PREFERRED STOCKS
(Identified Cost $169,209)		146,156

SHORT-TERM INVESTMENTS — 0.0%
United States — 0.0%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	57	57
		58
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $58)		58

COLLATERAL FOR SECURITIES ON LOAN — 15.0%
Short-Term — 15.0%
State Street Navigator Securities
Lending Prime Portfolio	64,629,732	64,629,732
TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $64,629,732)		64,629,732

Total Investments — 114.7%
(Identified Cost $508,342,772)#		493,298,779
Liabilities, Less Cash and Other
Assets — (14.7%)		(63,289,387)
Net Assets — 100.0%		$430,009,392

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $62,499,430.
*	Non-income producing security.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $508,342,772. Net unrealized depreciation aggregated $15,043,993 of which $48,675,654 related to appreciated investment securities and $63,719,647 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

Ten Largest Industry Holdings as of December 31, 2011
(As a percentage of net assets):

Industry	Percentage
Oil, Gas & Consumable Fuels	16.7%
Commercial Banks	11.2%
Insurance	8.6%
Metals & Mining	6.9%
Automobiles	4.9%
Wireless Telecommunication Services	4.8%
Diversified Telecommunication Services	4.6%
Food & Staples Retailing	3.9%
Chemicals	2.6%
Household Durables	2.5%

Country Weightings
(% of portfolio market value)

See notes to financial statements.
18

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company
Portfolio	13,452,183	$186,178,216
TOTAL MUTUAL FUNDS
(Identified Cost $141,130,542)		186,178,216

Total Investments — 100.1%
(Identified Cost $141,130,542)#		186,178,216
Liabilities, Less Cash and
Other Assets — (0.1%)		(256,870)
Net Assets — 100.0%		$185,921,346

†	See Note 1.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $141,130,542. Net unrealized appreciation aggregated $45,047,674, which related solely to appreciated investment securities.

See notes to financial statements.
19

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.2%
Brazil — 9.5%
Banco Santander Brasil SA, ADR	114,655	$933,292
BM&FBOVESPA SA	168,604	885,843
BR Malls Participacoes SA	34,200	332,236
Gerdau SA, ADR	98,782	771,487
JBS SA*	94,584	308,308
Petroleo Brasileiro SA, ADR	60,737	1,509,315
Other Securities	223,707	1,679,535
		6,420,016
Chile — 2.2%
Empresas CMPC SA	133,020	488,807
Empresas COPEC SA	28,567	383,001
Enersis SA, ADR	29,100	513,033
Other Securities	24,358	122,831
		1,507,672
China — 15.7%
Bank of China Ltd., H Shares	4,654,902	1,720,131
Bank of Communications Co., Ltd.,
H Shares	539,400	378,509
China Citic Bank Corp. Ltd., H Shares	554,000	313,144
China Construction Bank Corp., H Shares	1,505,810	1,050,845
China Petroleum & Chemical Corp.	12,822	1,346,951
China Unicom Hong Kong Ltd., ADR	38,409	811,582
Other Securities	10,479,802	4,981,563
		10,602,725
Czech Republic — 0.3%
Other Securities	19,219	214,733
		214,733
Hungary — 0.2%
Other Securities	4,297	166,874
		166,874
India — 7.1%
ICICI Bank Ltd., ADR	32,610	861,882
Reliance Industries Ltd.	39,139	510,823
Reliance Industries Ltd., GDR, (b)	21,509	572,139
Other Securities	1,303,779	2,879,523
		4,824,367
Indonesia — 3.0%
Other Securities	10,504,014	2,049,406
		2,049,406
Korea — 14.4%
Hana Financial Group, Inc.	13,580	419,070
Hyundai Motor Co.	5,327	984,940
Hyundai Steel Co.	3,820	317,339
KB Financial Group, Inc., ADR*	23,644	741,003
LG Display Co., Ltd., ADR*	30,316	319,227
LG Electronics, Inc.	7,392	477,400
POSCO, ADR	17,644	1,448,572
Samsung C&T Corp.	5,831	344,697
Samsung SDI Co., Ltd.	2,604	301,766
Shinhan Financial Group Co., Ltd., ADR*	12,205	832,503
Other Securities	185,632	3,549,352
		9,735,869
Malaysia — 3.9%
AMMB Holdings Berhad	201,687	378,561
Other Securities	2,378,614	2,244,229
		2,622,790
Mexico — 6.3%
Alfa SAB de CV-Class A	31,400	342,224
Cemex SAB de CV, ADR*	65,742	354,349
Embotelladoras Arca SAB de CV	73,232	312,246
Fomento Economico Mexicano
SAB de CV, ADR	20,700	1,442,997
Grupo Financiero Banorte SAB de CV	103,000	311,848
Other Securities	433,224	1,470,536
		4,234,200
Philippines — 0.7%
Other Securities	2,226,019	475,584
		475,584
Poland — 1.5%
PGE SA	54,527	327,086
Polski Koncern Naftowy Orlen*	36,737	360,897
Other Securities	110,242	301,143
		989,126
Russia — 5.3%
Gazprom OAO, ADR	237,661	2,534,982
Lukoil OAO, ADR	14,376	761,209
Other Securities	46,172	310,742
		3,606,933
South Africa — 8.6%
Gold Fields Ltd., ADR	50,300	767,075
Harmony Gold Mining Co., Ltd., ADR	30,300	352,692
Nedbank Group Ltd.	20,163	362,170
Sanlam Ltd.	214,984	768,318
Sasol Ltd., ADR	9,800	464,520
Standard Bank Group Ltd.	65,317	799,011
Steinhoff International Holdings Ltd.*	137,280	390,793
Other Securities	319,833	1,905,229
		5,809,808
Taiwan — 12.6%
Chinatrust Financial Holding Co., Ltd.	622,951	388,843
Mega Financial Holding Co., Ltd.	777,240	518,519
United Microelectronics Corp.	1,215,513	509,826
Other Securities	13,466,774	7,114,515
		8,531,703
Thailand — 2.4%
Bangkok Bank PCL, ADR	99,000	481,664
Other Securities	2,170,728	1,121,295
		1,602,959
See notes to financial statements.
20

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey — 1.5%
Other Securities	583,375	$989,964
		989,964
TOTAL COMMON STOCKS
(Identified Cost $70,671,035)		64,384,729

PREFERRED STOCKS — 4.6%
Brazil — 4.6%
Petroleo Brasileiro SA, ADR	77,403	1,818,197
Usinas Siderurgicas de Minas Gerais
SA, PF A	65,050	353,978
Other Securities	136,511	938,378
		3,110,553
TOTAL PREFERRED STOCKS
(Identified Cost $4,173,256)		3,110,553

SHORT-TERM INVESTMENTS — 0.0%
United States — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	20	20
		21
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21)		21

Total Investments — 99.8%
(Identified Cost $74,844,312)#		67,495,303
Cash and Other Assets,
Less Liabilities — 0.2%		150,749
Net Assets — 100.0%		$67,646,052

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $74,844,312. Net unrealized depreciation aggregated $7,349,009 of which $7,306,105 related to appreciated investment securities and $14,655,114 related to depreciated investment securities.
(b)	144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

Ten Largest Industry Holdings as of December 31, 2011
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.5%
Oil, Gas & Consumable Fuels	17.2%
Metals & Mining	9.9%
Industrial Conglomerates	3.8%
Beverages	3.5%
Real Estate Management & Development	3.2%
Food Products	2.8%
Electronic Equipment, Instruments & Components	2.5%
Diversified Financial Services	2.3%
Automobiles	2.2%

Country Weightings
(% of portfolio market value)

See notes to financial statements.
21

SA Real Estate Securities Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Alexandria Real Estate Equities, Inc.	13,826	$953,579
American Campus Communities, Inc.	15,413	646,729
Apartment Investment &
Management Co.	27,129	621,525
AvalonBay Communities, Inc.	20,910	2,730,846
BioMed Realty Trust, Inc.	29,836	539,435
Boston Properties, Inc.	32,833	3,270,167
BRE Properties, Inc.	16,502	833,021
Camden Property Trust	15,652	974,180
CBL & Associates Properties, Inc.	31,622	496,465
DDR Corp.	50,375	613,064
Digital Realty Trust, Inc.	22,213	1,480,941
Douglas Emmett, Inc.	27,318	498,280
Duke Realty Corp.	56,420	679,861
Entertainment Properties Trust	10,577	462,321
Equity Lifestyle Properties, Inc.	8,639	576,135
Equity Residential	65,949	3,761,071
Essex Property Trust, Inc.	7,481	1,051,155
Extra Space Storage, Inc.	19,308	467,833
Federal Realty Investment Trust	14,251	1,293,278
General Growth Properties, Inc.	95,222	1,430,234
HCP, Inc.	90,859	3,764,288
Health Care REIT, Inc.	39,968	2,179,455
Highwoods Properties, Inc.	16,361	485,431
Home Properties, Inc.	10,723	617,323
Hospitality Properties Trust	28,024	643,992
Host Hotels & Resorts, Inc.	157,171	2,321,416
Kilroy Realty Corp.	13,003	495,024
Kimco Realty Corp.	91,026	1,478,262
LaSalle Hotel Properties	18,751	453,962
Liberty Property Trust	25,879	799,144
Mack-Cali Realty Corp.*	19,600	523,124
Mid-America Apartment
Communities, Inc.	8,069	504,716
National Retail Properties, Inc.	21,200	559,256
Omega Healthcare Investors, Inc.	22,305	431,602
Piedmont Office Realty Trust, Inc.,
Class A	38,406	654,438
Post Properties, Inc.	11,085	484,636
Prologis, Inc.	101,860	2,912,177
Public Storage	32,353	4,350,184
Realty Income Corp.	29,614	1,035,305
Regency Centers Corp.	19,804	745,026
Senior Housing Properties Trust	35,824	803,891
Simon Property Group, Inc.	65,329	8,423,521
SL Green Realty Corp.	19,652	1,309,609
Tanger Factory Outlet Centers	19,324	566,580
Taubman Centers, Inc.	12,538	778,610
The Macerich Co.	29,378	1,486,527
UDR, Inc.	48,055	1,206,180
Ventas, Inc.	61,009	3,363,426
Vornado Realty Trust	37,308	2,867,493
Weingarten Realty Investors	25,900	565,138
Other Securities	789,034	9,539,595
		79,729,451
TOTAL COMMON STOCKS
(Identified Cost $65,885,768)		79,729,451

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	152,019	152,019
		152,020
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $152,020)		152,020

Total Investments — 99.6%
(Identified Cost $66,037,788)#		79,881,471
Cash and Other Assets,
Less Liabilities — 0.4%		356,862
Net Assets — 100.0%		$80,238,333

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $66,037,788. Net unrealized appreciation aggregated $12,677,358 of which $16,234,009 related to appreciated investment securities and $3,556,651 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.
22

(This page has been left blank intentionally.)

23

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2011 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in securities, at value	$345,138,083	$630,834,009	$406,119,636
Cash	612	933	11,271
Foreign currency, at value	—	410,183	—
Receivable for investments sold	—	—	21,895
Dividends and interest receivable	1,559,798	6,380,667	512,081
Receivable for fund shares sold	1,241,046	1,070,750	808,076
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	2,230,457	—
Receivable due from the Adviser (Note 2)	48,515	666	20,429
Receivable for tax reclaims	—	—	982
Prepaid expenses	1,895	1,891	1,885
Other assets	9,401	—	—
Total Assets	347,999,350	640,929,556	407,496,255

LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	62,213	269,948	283,922
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	86,212,378	19,361,364
Unrealized depreciation on foreign currency
exchange contracts (Note 1)	—	1,005,380	—
Advisory fee payable (Note 2)	73,452	140,625	179,082
Sub-Advisory fee payable (Note 2)	29,381	23,438	15,043
Administration fee payable (Note 2)	29,381	46,875	32,560
Sub-Administration fee payable (Note 2)	10,977	18,971	16,118
Custody and accounting fees payable	10,724	22,188	26,509
Trustees' fees payable (Note 2)	6,529	6,529	6,529
Shareholder servicing fee payable (Note 2)	73,452	117,188	81,401
Transfer agent fee payable	8,288	13,880	9,112
Professional fees payable	9,358	19,674	—
Accrued expenses and other liabilities	—	13,948	3,631
Total Liabilities	313,755	87,911,022	20,015,271

NET ASSETS	$347,685,595	$553,018,534	$387,480,984
NET ASSETS CONSIST OF:
Capital paid in	$346,950,841	$533,487,830	$344,362,390
Undistributed/(overdistributed) net investment income	(22,937)	(2,122,669)	1,020,080
Accumulated net realized gain/(loss)	275,441	13,744,756	(70,733,667)
Net unrealized appreciation/(depreciation) on:
Investments	482,250	6,834,555	112,832,181
Foreign currency and forward currency transactions	—	1,074,062	—

NET ASSETS	$347,685,595	$553,018,534	$387,480,984

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	34,024,169	55,380,081	33,439,346
Net asset value per share	$10.22	$9.99	$11.59
Identified cost of investments	$344,655,833	$623,999,454	$293,287,455
Cost of foreign currency	$—	$411,253	$—

See notes to financial statements.
24

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$302,781,360	$316,022,629	$493,298,779	$186,178,216	$67,495,303	$79,881,471
—	—	—	—	—	13,487
—	—	1,303,176	—	142,056	—
778,666	543,280	816	344,000	—	—
356,481	149,255	1,407,618	—	63,009	262,801
499,145	489,092	454,120	262,562	199,780	219,100
—	—	—	—	—	—
22,453	46,760	—	11,774	40,685	25,642
471	175	140,625	—	3,424	—
1,885	1,885	1,885	1,884	1,896	1,896
16,963	—	—	—	—	—
304,457,424	317,253,076	496,607,019	186,798,436	67,946,153	80,404,397

—	44,338	—	—	—	—
444,460	309,506	1,133,841	310,409	70,960	51,106
833,458	855,015	281,335	343,548	29,141	—
15,365,753	80,520,088	64,629,732	—	—	—

—	—	—	—	—	—
132,669	109,072	237,335	102,561	37,554	36,155
24,122	69,410	73,026	—	28,888	9,861
24,122	19,831	36,513	15,779	5,778	6,574
13,109	10,927	21,827	9,234	3,521	3,279
13,773	25,360	31,134	4,934	11,493	5,912
6,529	6,529	6,529	6,529	6,529	6,529
60,304	49,578	91,283	39,447	14,444	16,434
14,423	14,211	14,952	13,732	13,367	8,234
—	20,183	20,202	18,199	23,526	20,206
15,292	13,658	19,918	12,718	54,900	1,774
16,948,014	82,067,706	66,597,627	877,090	300,101	166,064

$287,509,410	$235,185,370	$430,009,392	$185,921,346	$67,646,052	$80,238,333

$296,789,852	$231,622,730	$517,527,101	$170,293,962	$74,995,488	$74,833,289
16,194	302,280	3,041,921	2,194,424	(22,145)	271,893
(22,898,809)	1,557,706	(75,495,989)	(31,614,714)	152,826	(8,710,532)

13,602,173	1,702,646	(15,043,993)	45,047,674	(7,349,009)	13,843,683
—	8	(19,648)	—	(131,108)	—

$287,509,410	$235,185,370	$430,009,392	$185,921,346	$67,646,052	$80,238,333

27,682,916	14,989,625	47,934,097	12,741,089	7,395,753	10,788,905
$10.39	$15.69	$8.97	$14.59	$9.15	$7.44

$289,179,187	$314,319,983	$508,342,772	$141,130,542	$74,844,312	$66,037,788
$—	$—	$1,303,811	$—	$147,285	$—

25

STATEMENTS OF OPERATIONS—SIX MONTHS ENDED DECEMBER 31, 2011 (Unaudited)

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$3,903,154
Interest (1)	1,272,053	8,052,361	56,686
Other income	—	—	23,565
Taxes withheld	—	—	(216)
Total Income	1,272,053	8,052,361	3,983,189
Expenses:
Advisory fees (Note 2)	426,509	847,794	1,058,560
Sub-Advisory fees (Note 2)	170,604	141,299	88,919
Shareholder Services fees (Note 2)	426,509	706,495	481,163
Administration fees (Note 2)	170,604	282,598	192,465
Deferred expense reimbursement (Note 2)	—	70,158	—
Sub-Administration fees (Note 2)	38,148	64,274	45,962
Trustees' fees and expenses (Note 2)	10,904	10,904	10,904
Custody and accounting fees	36,287	76,797	68,167
Transfer agent fees	46,238	66,125	64,118
Professional fees	52,509	47,209	49,610
Registration fees	11,901	10,357	10,106
Other expenses	18,548	30,181	23,300
Total expenses before waivers and reimbursements:	1,408,761	2,354,191	2,093,274
Less: Fee waiver by Adviser (Note 2)	(299,771)	(1,607)	(168,620)
Net expenses	1,108,990	2,352,584	1,924,654
Net investment income	163,063	5,699,777	2,058,535

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	408,618	4,043,414	2,154,479
Foreign currency and forward currency transactions	—	14,529,124	(33)
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	(738,173)	(22,166,162)	(25,624,893)
Foreign currency and forward currency transactions	—	250,197	—
Net realized and unrealized loss on investments and
foreign currency transactions	(329,555)	(3,343,427)	(23,470,447)
Net increase (decrease) in net assets resulting from operations	$(166,492)	$2,356,350	$(21,411,912)
(1) Interest income includes security lending income of:	$—	$81,131	$56,656

See notes to financial statements.
26

SA U.S.	SA U.S.	SA International	SA International	SA	SA
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$3,170,122	$1,379,211	$6,451,347	$3,301,937	$969,369	$1,496,458
135,134	307,132	265,680	—	71	9
13,556	29,325	—	—	18	713
(1,089)	(1,336)	(371,080)	—	(138,510)	—
3,317,723	1,714,332	6,345,947	3,301,937	830,948	1,497,180

785,907	647,190	1,487,368	654,439	230,054	208,737
142,892	411,849	457,652	—	176,964	56,928
357,231	294,177	572,065	251,707	88,482	94,880
142,892	117,671	228,826	100,683	35,393	37,952
—	—	—	—	—	—
35,178	29,035	57,740	25,301	9,128	9,297
10,904	10,904	10,904	10,904	10,904	10,904
41,730	74,023	101,469	16,743	82,119	21,577
69,130	67,655	71,706	66,646	49,383	46,179
49,574	51,073	51,093	51,803	51,996	51,097
8,263	7,915	10,540	7,890	9,045	8,855
19,166	15,872	30,060	12,942	7,535	5,724
1,662,867	1,727,364	3,079,423	1,199,058	751,003	552,130
(162,499)	(315,312)	—	(91,545)	(237,806)	(172,609)
1,500,368	1,412,052	3,079,423	1,107,513	513,197	379,521
1,817,355	302,280	3,266,524	2,194,424	317,751	1,117,659

2,613,830	1,954,430	(19,066,908)	3,661,837	1,456,620	(374,231)
(151)	377	(174,473)	—	(72,276)	—

(40,035,642)	(28,530,866)	(91,769,156)	(49,602,728)	(20,911,810)	(1,994,125)
—	8	(94,435)	—	20,430	—

(37,421,963)	(26,576,051)	(111,104,972)	(45,940,891)	(19,507,036)	(2,368,356)
$(35,604,608)	$(26,273,771)	$(107,838,448)	$(43,746,467)	$(19,189,285)	$(1,250,697)
$135,123	$307,118	$264,749	$—	$—	$—

27

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	12/31/2011	Year Ended
	(Unaudited)	06/30/2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$163,063	$662,549
Net realized gain (loss) on investments and foreign currency transactions	408,618	1,769,231
Net increase (decrease) in unrealized appreciation (depreciation)	(738,173)	(158,334)
Net increase (decrease) in net assets from operations	(166,492)	2,273,446

Distributions to shareholders from:
Net investment income	(187,387)	(661,162)
Net realized gains	(1,330,313)	(1,740,510)
Total distributions	(1,517,700)	(2,401,672)

Share transactions
Proceeds from sale of shares	59,024,540	130,806,529
Value of distributions reinvested	1,467,896	2,357,754
Cost of shares redeemed	(35,456,214)	(40,010,129)
Total share transactions	25,036,222	93,154,154
Total increase (decrease) in net assets	23,352,030	93,025,928

NET ASSETS
Beginning of period	324,333,565	231,307,637
End of period	$347,685,595	$324,333,565

Undistributed/(overdistributed) net investment income, end of period	$(22,937)	$1,387
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,747,563	12,744,540
Issued for distributions reinvested	143,585	230,636
Shares redeemed	(3,453,798)	(3,897,164)
Net increase (decrease) in fund shares	2,437,350	9,078,012

See notes to financial statements.
28

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended		Six Months Ended
12/31/2011	Year Ended	12/31/2011	Year Ended
(Unaudited)	06/30/2011	(Unaudited)	06/30/2011

$5,699,777	$11,761,654	$2,058,535	$3,566,340
18,572,538	(26,214,649)	2,154,446	7,565,611
(21,915,965)	25,080,963	(25,624,893)	89,456,597
2,356,350	10,627,968	(21,411,912)	100,588,548

(4,443,876)	(20,092,211)	(2,578,093)	(4,471,661)
—	—	—	—
(4,443,876)	(20,092,211)	(2,578,093)	(4,471,661)

58,860,022	156,244,385	33,230,121	65,358,389
4,298,425	19,536,038	2,457,801	4,256,599
(67,717,947)	(79,024,374)	(40,381,226)	(74,170,277)
(4,559,500)	96,756,049	(4,693,304)	(4,555,289)
(6,647,026)	87,291,806	(28,683,309)	91,561,598

559,665,560	472,373,754	416,164,293	324,602,695
$553,018,534	$559,665,560	$387,480,984	$416,164,293

$(2,122,669)	$(3,378,570)	$1,020,080	$1,539,638

5,820,401	15,583,009	2,947,597	5,709,765
431,136	1,951,123	214,655	370,139
(6,697,305)	(7,835,412)	(3,541,437)	(6,515,704)
(445,768)	9,698,720	(379,185)	(435,800)

29

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	12/31/2011	Year Ended
	(Unaudited)	06/30/2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,817,355	$3,209,257
Net realized gain (loss) on investments and foreign currency transactions	2,613,679	15,131,596
Net increase (decrease) in unrealized appreciation (depreciation)	(40,035,642)	66,739,136
Net increase (decrease) in net assets from operations	(35,604,608)	85,079,989

Distributions to shareholders from:
Net investment income	(2,875,897)	(2,790,940)
Net realized gains	—	—
Total distributions	(2,875,897)	(2,790,940)

Share transactions
Proceeds from sale of shares	27,472,263	58,016,731
Value of distributions reinvested	2,751,412	2,673,643
Cost of shares redeemed	(26,522,921)	(60,363,186)
Total share transactions	3,700,754	327,188
Total increase (decrease) in net assets	(34,779,751)	82,616,237

NET ASSETS
Beginning of period	322,289,161	239,672,924
End of period	$287,509,410	$322,289,161

Undistributed net investment income, end of period	$16,194	$1,074,736
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,683,198	5,373,828
Issued for distributions reinvested	271,075	250,811
Shares redeemed	(2,568,006)	(5,523,322)
Net increase (decrease) in fund shares	386,267	101,317

See notes to financial statements.
30

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
12/31/2011	Year Ended	12/31/2011	Year Ended
(Unaudited)	06/30/2011	(Unaudited)	06/30/2011

$302,280	$426,461	$3,266,524	$10,790,216
1,954,807	15,701,742	(19,241,381)	31,086,900
(28,530,858)	64,355,163	(91,863,591)	85,989,576
(26,273,771)	80,483,366	(107,838,448)	127,866,692

—	(610,760)	(9,885,455)	(8,897,384)
(1,250,197)	—	—	—
(1,250,197)	(610,760)	(9,885,455)	(8,897,384)

19,141,398	43,918,508	44,880,286	91,701,841
1,188,360	583,377	9,496,824	8,551,929
(24,248,257)	(61,907,723)	(42,977,149)	(103,160,286)
(3,918,499)	(17,405,838)	11,399,961	(2,906,516)
(31,442,467)	62,466,768	(106,323,942)	116,062,792

266,627,837	204,161,069	536,333,334	420,270,542
$235,185,370	$266,627,837	$430,009,392	$536,333,334

$302,280	$—	$3,041,921	$9,660,852

1,251,578	2,804,963	4,663,038	8,344,628
76,128	35,988	1,077,960	785,301
(1,564,885)	(3,894,949)	(4,442,662)	(9,398,851)
(237,179)	(1,053,998)	1,298,336	(268,922)

31

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	12/31/2011	Year Ended
	(Unaudited)	06/30/2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,194,424	$3,391,130
Net realized gain (loss) on investments and foreign currency transactions	3,661,837	764,029
Net increase (decrease) in unrealized appreciation (depreciation)	(49,602,728)	56,843,371
Net increase (decrease) in net assets from operations	(43,746,467)	60,998,530

Distributions to shareholders from:
Net investment income	(2,370,316)	(2,554,024)
Net realized gains	—	—
Total distributions	(2,370,316)	(2,554,024)

Share transactions
Proceeds from sale of shares	17,276,009	37,866,446
Value of distributions reinvested	2,258,132	2,434,069
Cost of shares redeemed	(18,743,871)	(41,682,737)
Total share transactions	790,270	(1,382,222)
Total increase (decrease) in net assets	(45,326,513)	57,062,284

NET ASSETS
Beginning of period	231,247,859	174,185,575
End of period	$185,921,346	$231,247,859

Undistributed/(overdistributed) net investment income, end of period	$2,194,424	$2,370,316
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,094,080	2,222,144
Issued for distributions reinvested	156,380	142,011
Shares redeemed	(1,182,646)	(2,464,460)
Net increase (decrease) in fund shares	67,814	(100,305)

See notes to financial statements.
32

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended		Six Months Ended
12/31/2011	Year Ended	12/31/2011	Year Ended
(Unaudited)	06/30/2011	(Unaudited)	06/30/2011

$317,751	$387,409	$1,117,659	$788,813
1,384,344	1,847,143	(374,231)	(2,934,556)
(20,891,380)	13,136,982	(1,994,125)	20,679,910
(19,189,285)	15,371,534	(1,250,697)	18,534,167

(635,931)	(253,509)	(1,063,764)	(1,436,108)
(1,898,558)	(1,191,663)	—	—
(2,534,489)	(1,445,172)	(1,063,764)	(1,436,108)

13,224,869	20,590,900	9,830,154	19,258,866
2,448,054	1,423,998	1,030,907	1,409,854
(5,977,981)	(15,784,782)	(6,853,739)	(13,219,175)
9,694,942	6,230,116	4,007,322	7,449,545
(12,028,832)	20,156,478	1,692,861	24,547,604

79,674,884	59,518,406	78,545,472	53,997,868
$67,646,052	$79,674,884	$80,238,333	$78,545,472

$(22,145)	$296,035	$271,893	$217,998

1,274,439	1,694,985	1,370,738	2,732,211
272,916	116,817	140,642	212,648
(575,808)	(1,315,794)	(952,204)	(1,876,029)
971,547	496,008	559,176	1,068,830

33

FINANCIAL HIGHLIGHTS

SA U.S. Fixed
Income Fund
Six Months Ended
December 31, 2011			Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
(Unaudited)			June 30, 2011		June 30, 2010	June 30, 2009	June 30, 2008		June 30, 2007*
Net Asset Value, Beginning of Period	$10.27		$10.28		$10.27	$10.09	$10.11		$10.00

Income from Investment Operations:
Net investment income (loss)	(0.00	)(4)	0.02		0.07	0.21	0.27		0.06
Net realized and unrealized
gain (loss) on investments	(0.01)		0.06		0.12	0.18	0.05		0.05
Total from investment operations	(0.01)		0.08		0.19	0.39	0.32		0.11

Less Distributions:
Dividends from net
investment income	(0.00	)(4)	(0.02)		(0.07)	(0.21)	(0.34)		—
Distributions from capital gains	(0.04)		(0.07)		(0.11)	—	(0.00	)(4)	—
Total distributions	(0.04)		(0.09)		(0.18)	(0.21)	(0.34)		—

Net asset value, end of period	$10.22		$10.27		$10.28	$10.27	$10.09		$10.11

Total return (1)	(0.05)%		0.80%		1.80%	3.90%	3.18%		1.10%
Net assets, end of period (000s)	$347,686		$324,334		$231,308	$162,975	$125,966		$37,226
Ratio of net expenses to
average net assets (2)	0.65%		0.65%		0.65%	0.65%	0.65%		0.65%
Ratio of gross expenses to
average net assets (2)(3)	0.83%		0.89%		0.91%	0.94%	1.06%		2.45%
Ratio of net investment income
to average net assets (2)	0.10%		0.24%		0.66%	2.05%	3.05%		4.56%
Portfolio turnover rate	39%		92%		104%	46%	0%		0%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been (3)	$(0.01)		$(0.00	)(4)	$0.05	$0.18	$0.24		$0.04

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than $(0.005) per share.

See notes to financial statements.
34

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Six Months Ended
	December 31, 2011	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007
Net Asset Value, Beginning of Period	$10.03	$10.24	$9.93	$10.34	$10.30	$9.91

Income from Investment Operations:
Net investment income	0.10	0.21	0.25	0.25	0.26	0.23
Net realized and unrealized
gain (loss) on investments	(0.06)	—	0.25	0.16	0.02	0.23
Total from investment operations	0.04	0.21	0.50	0.41	0.28	0.46

Less Distributions:
Dividends from net
investment income	(0.08)	(0.42)	(0.19)	(0.82)	(0.24)	(0.07)
Total distributions	(0.08)	(0.42)	(0.19)	(0.82)	(0.24)	(0.07)

Net asset value, end of period	$9.99	$10.03	$10.24	$9.93	$10.34	$10.30

Total return (1)	0.41%	2.12%	5.02%	4.04%	2.77%	4.60%
Net assets, end of period (000s)	$553,019	$559,666	$472,374	$405,761	$601,370	$610,292
Ratio of net expenses to
average net assets (2)	0.83%	0.85%	0.85%	0.85%	0.85%	0.96%
Ratio of gross expenses to
average net assets (2)(3)	0.83%	1.15%	1.17%	1.16%	1.14%	1.23%
Ratio of net investment income
to average net assets (2)	2.02%	2.32%	2.54%	2.43%	2.48%	2.05%
Portfolio turnover rate	21%	15%	29%	53%	91%	70%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.10	$0.18	$0.22	$0.21	$0.23	$0.20

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
35

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core
	Market Fund
	Six Months Ended
	December 31, 2011	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007
Net Asset Value, Beginning of Period	$12.31	$9.48	$8.42	$11.48	$13.56	$11.47

Income from Investment Operations:
Net investment income	0.06	0.11	0.10	0.16	0.11	0.10
Net realized and unrealized
gain (loss) on investments	(0.70)	2.85	1.07	(3.08)	(1.94)	2.08
Total from investment operations	(0.64)	2.96	1.17	(2.92)	(1.83)	2.18

Less Distributions:
Dividends from net
investment income	(0.08)	(0.13)	(0.11)	(0.11)	(0.11)	(0.09)
Distributions from capital gains	—	—	—	(0.03)	(0.14)	—
Total distributions	(0.08)	(0.13)	(0.11)	(0.14)	(0.25)	(0.09)

Net asset value, end of period	$11.59	$12.31	$9.48	$8.42	$11.48	$13.56

Total return (1)	(5.21)%	31.36%	13.88%	(25.36)%	(13.70)%	19.03%
Net assets, end of period (000s)	$387,481	$416,164	$324,603	$299,711	$508,533	$624,833
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.06%
Ratio of gross expenses to
average net assets (2)(3)	1.09%	1.19%	1.18%	1.20%	1.14%	1.14%
Ratio of net investment income
to average net assets (2)	1.07%	0.93%	0.95%	1.50%	0.91%	0.81%
Portfolio turnover rate	3%	9%	6%	7%	2%	2%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.06	$0.09	$0.08	$0.14	$0.10	$0.09

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
36

FINANCIAL HIGHLIGHTS (Continued)

SA U.S. Value Fund
Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$11.81	$8.81	$7.42	$11.25	$14.86	$13.27

Income from Investment Operations:
Net investment income	0.07	0.12	0.06	0.15	0.10	0.07
Net realized and unrealized
gain (loss) on investments	(1.39)	2.98	1.42	(3.83)	(3.33)	2.53
Total from investment operations	(1.32)	3.10	1.48	(3.68)	(3.23)	2.60

Less Distributions:
Dividends from net
investment income	(0.10)	(0.10)	(0.09)	(0.15)	(0.07)	(0.07)
Distributions from capital gains	—	—	—	—	(0.31)	(0.94)
Total distributions	(0.10)	(0.10)	(0.09)	(0.15)	(0.38)	(1.01)

Net asset value, end of period	$10.39	$11.81	$8.81	$7.42	$11.25	$14.86

Total return (1)	(11.12)%	35.33%	19.92%	(32.68)%	(22.05)%	20.33%
Net assets, end of period (000s)	$287,509	$322,289	$239,673	$200,695	$310,421	$373,545
Ratio of net expenses to
average net assets (2)	1.05%	1.05%	1.05%	1.05%	1.05%	1.11%
Ratio of gross expenses to
average net assets (2)(3)	1.16%	1.26%	1.27%	1.29%	1.22%	1.33%
Ratio of net investment income
to average net assets (2)	1.27%	1.09%	0.67%	1.82%	0.82%	0.47%
Portfolio turnover rate	5%	21%	28%	42%	10%	8%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.06	$0.09	$0.04	$0.13	$0.08	$0.04

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
37

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$17.51	$12.54	$10.26	$14.37	$20.15	$18.83

Income from Investment Operations:
Net investment income (loss)	0.02	0.03	0.00 (4)	0.09	0.03	(0.01)
Net realized and unrealized
gain (loss) on investments	(1.76)	4.98	2.36	(3.41)	(3.86)	2.88
Total from investment operations	(1.74)	5.01	2.36	(3.32)	(3.83)	2.87

Less Distributions:
Dividends from net
investment income	—	(0.04)	(0.08)	(0.03)	—	—
Distributions from capital gains	(0.08)	—	—	(0.76)	(1.95)	(1.55)
Total distributions	(0.08)	(0.04)	(0.08)	(0.79)	(1.95)	(1.55)

Net asset value, end of period	$15.69	$17.51	$12.54	$10.26	$14.37	$20.15

Total return (1)	(9.91)%	39.96%	23.06%	(22.42)%	(20.15)%	15.90%
Net assets, end of period (000s)	$235,185	$266,628	$204,161	$171,135	$260,892	$315,491
Ratio of net expenses to
average net assets (2)	1.20%	1.20%	1.20%	1.20%	1.20%	1.26%
Ratio of gross expenses to
average net assets (2)(3)	1.47%	1.56%	1.57%	1.61%	1.51%	1.53%
Ratio of net investment income
(loss) to average net assets (2)	0.26%	0.17%	0.03%	0.77%	0.17%	(0.07)%
Portfolio turnover rate	8%	16%	13%	13%	13%	14%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been (3)	$0.00 (4)	$(0.03)	$(0.04)	$0.04	$(0.02)	$(0.06)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than $0.005 per share.

See notes to financial statements.
38

FINANCIAL HIGHLIGHTS (Continued)

SA International Value Fund
Six Months Ended December 31, 2011 (Unaudited)		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$11.50	$8.96	$8.51	$14.43	$19.79	$16.01

Income from Investment Operations:
Net investment income	0.07	0.23	0.17	0.23	0.41	0.38
Net realized and unrealized
gain (loss) on investments	(2.39)	2.50	0.51	(4.91)	(3.50)	5.07
Total from investment operations	(2.32)	2.73	0.68	(4.68)	(3.09)	5.45

Less Distributions:
Dividends from net
investment income	(0.21)	(0.19)	(0.23)	(0.37)	(0.34)	(0.31)
Distributions from capital gains	—	—	—	(0.87)	(1.93)	(1.36)
Total distributions	(0.21)	(0.19)	(0.23)	(1.24)	(2.27)	(1.67)

Net asset value, end of period	$8.97	$11.50	$8.96	$8.51	$14.43	$19.79

Total return (1)	(20.14)%	30.63%	7.69%	(31.33)%	(17.01)%	35.49%
Net assets, end of period (000s)	$430,009	$536,333	$420,271	$406,657	$632,869	$781,822
Ratio of net expenses to
average net assets (2)	1.35%	1.34%	1.33%	1.35%	1.30%	1.30%
Ratio of gross expenses to
average net assets (2)(3)	1.35%	1.34%	1.33%	1.35%	1.30%	1.42%
Ratio of net investment income
to average net assets (2)	1.43%	2.12%	1.65%	2.50%	2.46%	2.14%
Portfolio turnover rate	11%	25%	20%	27%	20%	18%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been	$0.07	$0.23	$0.17	$0.23	$0.41	$0.36 (3)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
39

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$18.25	$13.64	$12.29	$19.79	$24.61	$19.99

Income from Investment Operations:
Net investment income	0.17	0.27	0.12	0.22	0.28	0.26
Net realized and unrealized
gain (loss) on investments	(3.64)	4.54	1.43	(6.27)	(4.04)	5.51
Total from investment operations	(3.47)	4.81	1.55	(6.05)	(3.76)	5.77

Less Distributions:
Dividends from net
investment income	(0.19)	(0.20)	(0.20)	(0.22)	(0.33)	(0.34)
Distributions from capital gains	—	—	—	(1.23)	(0.73)	(0.81)
Total distributions	(0.19)	(0.20)	(0.20)	(1.45)	(1.06)	(1.15)

Net asset value, end of period	$14.59	$18.25	$13.64	$12.29	$19.79	$24.61

Total return (1)	(19.55)%	35.39%	12.56%	(29.10)%	(15.49)%	29.64%
Net assets, end of period (000s)	$185,921	$231,248	$174,186	$156,285	$245,999	$282,516
Ratio of net expenses to
average net assets (2)†	1.10%	1.10%	1.10%	1.10%	1.10%	1.12%
Ratio of gross expenses to
average net assets (2)(3)†	1.19%	1.19%	1.18%	1.22%	1.13%	1.13%
Ratio of net investment income
to average net assets (2)†	2.18%	1.58%	0.84%	1.62%	1.26%	1.17%
Ratio of expenses to average
net assets for the DFA
Portfolio, (unaudited)(3)†		0.55%	0.55%	0.57%	0.55%	0.55%
Ratio of expenses to average net
assets for the DFA Portfolio (4)†	0.55%	0.56%	0.57%	0.55%	0.55%	0.56%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (5)	$0.17	$0.26	$0.11	$0.20	$0.27	$0.26
†	See Note 1. The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	The DFA Portfolio expense ratios are as of April 30, 2011, 2010, 2009, May 31, 2008 and 2007, respectively and are unaudited.
(4)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2011, 2010, 2009, 2008, and November 30, 2007 and 2006, respectively.
(5)	Gross expenses before waivers of expenses.
N/A Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

See notes to financial statements.
40

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007*
Net Asset Value, Beginning of Period	$12.40	$10.04	$7.76	$10.70	$11.33	$10.00

Income from Investment Operations:
Net investment income	0.04	0.06	0.03	0.09	0.13	0.02
Net realized and unrealized
gain (loss) on investments	(2.93)	2.54	2.27	(2.64)	(0.67)	1.31
Total from investment operations	(2.89)	2.60	2.30	(2.55)	(0.54)	1.33

Less Distributions:
Dividends from net
investment income	(0.09)	(0.04)	(0.02)	(0.12)	(0.09)	—
Distributions from capital gains	(0.27)	(0.20)	—	(0.27)	—	—
Total distributions	(0.36)	(0.24)	(0.02)	(0.39)	(0.09)	—

Net asset value, end of period	$9.15	$12.40	$10.04	$7.76	$10.70	$11.33

Total return (1)	(23.34)%	25.98%	29.61%	(22.48)%	(4.79)%	13.30%
Net assets, end of period (000s)	$67,646	$79,675	$59,518	$43,240	$44,269	$20,742
Ratio of net expenses to
average net assets (2)	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to
average net assets (2)(3)	2.12%	2.08%	2.11%	2.44%	2.44%	5.59%
Ratio of net investment income
to average net assets (2)	0.90%	0.53%	0.34%	1.47%	1.47%	1.52%
Portfolio turnover rate	5%	14%	25%	11%	8%	0%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been (3)	$0.01	$(0.01)	$(0.03)	$0.03	$0.04	$(0.04)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
41

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007*
Net Asset Value, Beginning of Period	$7.68	$5.89	$3.92	$7.26	$8.93	$10.00

Income from Investment Operations:
Net investment income	0.10	0.08	0.13	0.13	0.25	0.03
Net realized and unrealized
gain (loss) on investments	(0.24)	1.86	1.94	(3.28)	(1.76)	(1.10)
Total from investment operations	(0.14)	1.94	2.07	(3.15)	(1.51)	(1.07)

Less Distributions:
Dividends from net
investment income	(0.10)	(0.15)	(0.10)	(0.12)	(0.11)	—
Distributions from capital gains	—	—	—	(0.07)	(0.05)	—
Total distributions	(0.10)	(0.15)	(0.10)	(0.19)	(0.16)	—

Net asset value, end of period	$7.44	$7.68	$5.89	$3.92	$7.26	$8.93

Total return (1)	(1.80)%	33.39%	53.03%	(43.60)%	(16.94)%	(10.70)%
Net assets, end of period (000s)	$80,238	$78,545	$53,998	$29,738	$36,660	$18,688
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.45%	1.61%	1.67%	2.02%	1.99%	4.78%
Ratio of net investment income
to average net assets (2)	2.94%	1.16%	2.57%	3.32%	4.17%	1.94%
Portfolio turnover rate	1%	7%	3%	7%	1%	0%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been (3)	$0.09	$0.04	$0.09	$0.09	$0.19	$(0.02)

*	Fund commenced operations on April 2, 2007.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.
42

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited)

1. Organization and Significant Accounting Policies

     SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act.

       SA U.S. Fixed Income Fund
       SA Global Fixed Income Fund
       SA U.S. Core Market Fund
       SA U.S. Value Fund
       SA U.S. Small Company Fund
       SA International Value Fund
       SA International Small Company Fund
       SA Emerging Markets Value Fund
       SA Real Estate Securities Fund

     All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

     Effective October 30, 2000, SA International Small Company Fund began investing substantially all of its assets in the International Small Company Portfolio (“DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of December 31, 2011, SA International Small Company Fund held approximately 3.41% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

     Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

     Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price

43

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Bonds and other fixed income securities are valued based upon prices provided by independent pricing services or other reliable sources, including broker-dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) appointed by the Board of Trustees of the Trust (the “Board”). Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Valuation of securities by the DFA Portfolio is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. - Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

     The tables below provide a summary of the inputs as of December 31, 2011 in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011 Total
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$323,051,284		$—	$323,051,284
Short-Term Investments	18,029,903	4,056,896		—	22,086,799
Total Investments	$18,029,903	$327,108,180		$—	$345,138,083
SA Global Fixed Income Fund
Assets:
Bonds and Notes	$—	$541,079,449		$—	$541,079,449
Short-Term Investments	3,542,182	—		—	3,542,182
Collateral for Securities on Loan
Short-Term	86,212,378	—		—	86,212,378
Forward Foreign Currency Contracts	—	2,230,457		—	2,230,457
Total Investments	$89,754,560	$543,309,906		$—	$633,064,466
Liabilities:
Forward Foreign Currency Contracts	$—	$(1,005,380)		$—	$(1,005,380)
SA U.S. Core Market Fund
Common Stocks	$370,580,491	$—		$—	$370,580,491
Preferred Stocks	—	—	†	—	—
Rights & Warrants	93	4		—	97
Mutual Funds	15,937,606	—		—	15,937,606
Short-Term Investments	240,078	—		—	240,078
Collateral for Securities on Loan
Short-Term	19,361,364	—		—	19,361,364
Total Investments	$406,119,632	$4		$—	$406,119,636
SA U.S. Value Fund
Common Stocks	$287,415,581	$—		$—	$287,415,581
Preferred Stocks	—	—	†	—	—
Short-Term Investments	26	—		—	26
Collateral for Securities on Loan
Short-Term	15,365,753	—		—	15,365,753
Total Investments	$302,781,360	$—		$—	$302,781,360

45

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011 Total
SA U.S. Small Company Fund
Common Stocks	$235,491,750	$3,650	$—	$235,495,400
Rights & Warrants	7,071	8	—	7,079
Bonds and Notes	—	20	—	20
Short-Term Investments	42	—	—	42
Collateral for Securities on Loan Short-Term	80,520,088	—	—	80,520,088
Total Investments	$316,018,951	$3,678	$—	$316,022,629
SA International Value Fund
Common Stocks - Japan	$428,417,860	$104,973	$—	$428,522,833
Preferred Stocks	146,156	—	—	146,156
Short-Term Investments	58	—	—	58
Collateral for Securities on Loan Short-Term	64,629,732	—	—	64,629,732
Total Investments	$493,193,806	$104,973	$—	$493,298,779
SA International Small Company Fund
Mutual Funds	$186,178,216	$—	$—	$186,178,216
Total Investments	$186,178,216	$—	$—	$186,178,216
SA Emerging Markets Value Fund
Common Stocks	$63,247,059	$1,137,670	$—	$64,384,729
Preferred Stocks	3,110,553	—	—	3,110,553
Short-Term Investments	21	—	—	21
Total Investments	$66,357,633	$1,137,670	$—	$67,495,303
SA Real Estate Securities Fund
Common Stocks	$79,729,451	$—	$—	$79,729,451
Short-Term Investments	152,020	—	—	152,020
Total Investments	$79,881,471	$—	$—	$79,881,471

†	Includes one or more securities which are valued at zero.

     Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. There were no significant transfers into or out of Levels 1, 2, and 3 during the six months ended December 31, 2011.

     In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 is the result of the work of FASB and the International Accounting Standards Board to establish common requirements for measuring fair value and

46

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the adoption of ASU 2011-04 on the Trust’s financial statements.

     Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors LP (the “Sub-Adviser”) will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market conditions or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

     Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

     Upon entering into a securities lending transaction, a Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

     As of December 31, 2011, the following Funds had loaned securities, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$84,254,544	$86,212,378	$—	$86,038,493
SA U.S. Core Market Fund	$18,960,181	$19,361,364	$190,074	$19,441,708
SA U.S. Value Fund	$15,494,518	$15,365,753	$598,419	$15,868,430
SA U.S. Small Company Fund	$77,833,156	$80,520,088	$35,570	$80,135,038
SA International Value Fund	$62,499,430	$64,629,732	$370,389	$65,637,902

     * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

     † Balances represent the-end-of-day mark-to-market of securities lending collateral that will be reflected by the Funds as of the next business day.

47

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

     Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

     Investing in securities of foreign companies and securities of foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid, and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in all underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 12:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Fund’s Statement of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Fund’s Statement of Operations.

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At December 31, 2011, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Australian Dollar (sell)	1/25/2012	22,355,155	$22,384,641	$22,810,441	$(425,800)
Canadian Dollar (sell)	1/25/2012	48,268,338	$46,870,837	$47,356,541	$(485,704)
Pound Sterling (sell)	1/25/2012	88,245,201	$138,281,730	$137,020,087	$1,261,643
Euro Currency (sell)	1/25/2012	52,727,078	$69,219,581	$68,250,766	$968,815
Japanese Yen (sell)	1/25/2012	707,028,367	$9,094,560	$9,188,437	$(93,877)
					$1,225,077

48

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

     The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities. The following table, grouped into appropriate risk categories, discloses the amounts related to each Fund’s use of derivative instruments and hedging activities at December 31, 2011:

     SA Global Fixed Income Fund

Asset Derivatives (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$2,230,457	$2,230,457

Liability Derivatives (2)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$(1,005,380)	$(1,005,380)

     (1) Statement of Assets and Liabilities location: Unrealized appreciation on foreign currency exchange contracts.

     (2) Statement of Assets and Liabilities location: Unrealized depreciation on foreign currency exchange contracts.

     Transactions in derivative instruments during the six months ended December 31, 2011, were as follows:

Realized Gain (Loss) (1)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$240,107	$240,107

Change in Unrealized Appreciation (Depreciation) (2)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$439,310	$439,310

     (1) Statement of Operations location: Realized gain (loss) on: Foreign currency transactions.

     (2) Statement of Operations location: Increase (decrease) in unrealized appreciation/depreciation on: Foreign currency transactions

     For the six months ended December 31, 2011, the average monthly principal amount of foreign currency exchange contracts was $296,191,758.

     Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

49

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

     The Funds characterize distributions received from mutual fund investments on the Statement of Operations using the same characterization as the distribution received.

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     Federal Income Taxes — The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income to their shareholders. Therefore, no income tax provision is required.

     On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the federal income and excise tax provisions related to Regulated Investment Companies (“RICs”). Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with the pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term losses, irrespective of the character of the original loss.

     The Modernization Act contains simplified provisions aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act repeals the preferential dividend rule for publicly offered RICs and repeals the 60-day designation requirement for certain types of pay-through income and gains while retaining the requirement that such dividends be reported by the RIC in written statements furnished to its shareholders.

     The Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

     Except for the simplified provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

     Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns.

50

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

     Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

     SA Real Estate Securities Fund characterizes distributions received from real estate investment trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Fund records the amount recharacterized as dividend income as ordinary income, the amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions that will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

     The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit

51

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. Effective June 6, 2011, for the advisory services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly as follows:

Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.25%
SA Global Fixed Income Fund	0.30%
SA U.S. Core Market Fund	0.55%
SA U.S. Value Fund	0.55%
SA U.S. Small Company Fund	0.55%
SA International Value Fund	0.65%
SA International Small Company Fund	0.65%
SA Emerging Markets Value Fund	0.65%
SA Real Estate Securities Fund	0.55%

     For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

     The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement with the Sub-Adviser (the “Sub-Advisory Agreement”). For the sub-advisory services provided, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

     * The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of DFA Investment Dimensions Group Inc.

     The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

52

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

     The Adviser contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund’s total operating expenses to the amounts shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. This agreement may only be terminated with the approval of the Trust’s Board.

Expense
Fund	Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.35%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

Prior to October 28, 2011, the expense limitations for SA Global Fixed Income Fund and SA International Value Fund were 0.85% and 1.45%, respectively.

     The Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. During the six months ended December 31, 2011, the Adviser recaptured $70,158 from SA Global Fixed Income Fund pursuant to these conditions. As of December 31, 2011 the following amounts are subject to this recapture through June 30, 2012, June 30, 2013 and June 30, 2014, respectively.

	Expires	Expires	Expires
Fund	June 30, 2012	June 30, 2013	June 30, 2014
SA U.S. Fixed Income Fund	$421,649	$503,586	$666,067
SA Global Fixed Income Fund	1,509,522	1,403,642	1,509,521
SA U.S. Core Market Fund	702,908	639,920	726,592
SA U.S. Value Fund	519,503	556,259	616,019
SA U.S. Small Company Fund	760,572	774,384	888,650
SA International Value Fund	—	—	—
SA International Small Company Fund	185,664	153,408	188,413
SA Emerging Markets Value Fund	332,353	378,982	463,663
SA Real Estate Securities Fund	294,575	318,162	417,871

     Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $75,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $7,500 per year. Effective January 1, 2012, the annual retainer fee will be $80,000 and the Chairman of the Board will receive an additional $8,000 per year.

53

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2011 (Unaudited) (Continued)

     Sub-Administration Fees—State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. During the period prior to September 1, 2011, for the sub-administrative services provided, State Street received a fee that was calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion. The fee was then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $68,700 annually per Fund. In addition, State Street received $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street received $2,000 per year, for performing additional services related to the preparation of the Schedule of Investments on Form N-Q.

     As of September 1, 2011, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.0175% of the first $1.5 billion of net assets, plus 0.015% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund, which is subject to a minimum fee of $50,000 annually.

3. Purchases and Sales of Securities

     Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2011 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	76,016,944	62,380,357
SA Global Fixed Income Fund	—	123,759,109
SA U.S. Core Market Fund	—	12,562,389
SA U.S. Value Fund	—	18,345,654
SA U.S. Small Company Fund	—	19,729,035
SA International Value Fund	—	60,797,688
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	11,762,779
SA Real Estate Securities Fund	—	5,207,568

	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	95,957,019	28,259,463
SA Global Fixed Income Fund	8,519,963	106,611,785
SA U.S. Core Market Fund	—	16,236,926
SA U.S. Value Fund	—	15,363,104
SA U.S. Small Company Fund	—	19,703,202
SA International Value Fund	—	52,510,101
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	3,532,023
SA Real Estate Securities Fund	—	941,972

     N/A — Refer to the financial statements of the DFA Portfolio, included elsewhere in this report.

4. Subsequent Events

     Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

54

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

     The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/ or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

     The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Semi-Annual Portfolio Schedule

     The Trust files a complete schedule of the portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

     Information regarding the Trustees and executive officers of the Trust is listed below. The Board governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board of Trustees is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

     Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser, Loring Ward Securities Inc. (the “Distributor”) or their affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

55

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Independent Trustees*:
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (physician’s web-based continuing education) (since 2003); Chief Financial Officer, ONTHERIX, INC. (a pharmaceutical development company) (since 2008); Chief Financial Officer, PharmaGenias, Inc. (biotechnology and pharmaceutical clinical trial services) (2004-2008); Chief Financial Officer, DISK-IOPS (a patent licensing company in the life science industry) (2009-2011).	9	Director/Officer, Friends of the California Air & Space Center (aviation museum) (1999-2010).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Professor of Finance, Santa Clara University (since 1978).	9	Trustee, Litman Gregory Funds Trust (6 portfolios) (since February 2005).

(1)	The address of each Trustee is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

*	Prior to October 1, 2011, Mark Schimbor also served as an Independent Trustee.

     The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

56

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).	President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since January 2009); President and Chief Executive Officer, Werba Reinhard, Inc. (since January 2008); Consultant, Werba Reinhard, Inc. (2007); Executive Vice President and Chief Operating Officer, LWI Financial Inc. (2006-2007):

Michael R. Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).	Chief Operating Officer, Chief Financial Officer and Treasurer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since March 2009); Chief Financial Officer and Treasurer, Werba Reinhard, Inc. (since March 2009); Vice President of Fund Administration, Charles Schwab Investment Management (2004- 2009).

Christopher D. Stanley* Year of Birth: 1983	Vice President, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since April 2011).	Vice President, General Counsel and Chief Legal Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since April 2011); Chief Compliance Officer, Loring Ward Securities Inc. (since April 2011); Corporate Secretary and General Counsel, Werba Reinhard Inc. (since April 2011); Director of Compliance, LWI Financial Inc. and Loring Ward Securities Inc. (2009-2011); Legal Clerk, LWI Financial Inc. and Loring Ward Securities Inc. (2008-2009); Summer Associate, Bell, Rosenberg & Hughes LLP (2007).

Joni Clark* Year of Birth: 1966	Vice President and Chief Investment Officer (since March 2010).	Executive Vice President and Chief Investment Officer, LWI Financial Inc. (since June 2010); Chief Investment Strategist, LWI Financial Inc. (2007-2010); Investment Committee Member, LWI Financial Inc. (2003-2007); Senior Manager of Investment Services, Assante Global Advisors, Inc. and LWI Financial Inc. (2002-2007).

Marcy D. Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, LWI Financial Inc. and Loring Ward Securities Inc. (since 2005).

(1)	The address of each officer is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	The Trust’s officers are appointed annually by the Board, and each officer serves until he or she dies, resigns or is removed.

57

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2011 and held for the entire period.

Actual Expenses

     The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

     The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/11	12/31/11	7/01/11-12/31/11
Actual	$1,000.00	$999.50	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

58

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/11	12/31/11	7/01/11-12/31/11
Actual	$1,000.00	$1,004.10	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/11	12/31/11	7/01/11-12/31/11
Actual	$1,000.00	$947.90	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/11	12/31/11	7/01/11-12/31/11
Actual	$1,000.00	$888.80	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

59

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/11	12/31/11	7/01/11-12/31/11
Actual	$1,000.00	$900.90	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/11	12/31/11	7/01/11-12/31/11
Actual	$1,000.00	$798.60	$6.10
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/11	12/31/11	7/01/11-12/31/11
Actual	$1,000.00	$804.50	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the underlying funds in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended October 31, 2011, the total annual operating expenses of the DFA Portfolio was 0.55%.

60

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/11	12/31/11	7/01/11-12/31/11
Actual	$1,000.00	$766.60	$6.44
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/11	12/31/11	7/01/11-12/31/11
Actual	$1,000.00	$982.00	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

61

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

62

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements.
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended October 31, 2011
EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/11	10/31/11	Ratio*	Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$825.23	0.56%	$2.58
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.38	0.56%	$2.85
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Fund’s portion of the expenses of its Master Funds (Affiliated Investment Companies).

64

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

65

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2011
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,702,757,648
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,324,964,361
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,044,697,872
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	697,396,132
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	681,321,082
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $5,857,150,854)	5,451,137,095
TOTAL INVESTMENTS — (100.0%) (Cost $5,857,150,854)^	$5,451,137,095
____________________

^	The cost for federal income tax purposes is $5,867,191,048.

Summary of inputs used to value the Portfolio’s investments as of December 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,451,137,095	—	—	$5,451,137,095
TOTAL	$5,451,137,095	—	—	$5,451,137,095

See accompanying Notes to Financial Statements.
66

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2011

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,884,274,386
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,339,627,823
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,099,968,620
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	767,432,021
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	736,260,868
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $5,863,291,899)	5,827,563,718
TOTAL INVESTMENTS — (100.0%) (Cost $5,863,291,899)	$5,827,563,718

Summary of inputs used to value the Portfolio’s investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,827,563,718	—	—	$5,827,563,718
TOTAL	$5,827,563,718	—	—	$5,827,563,718

See accompanying Notes to Financial Statements.
67

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,451,137
Cash	13,878
Receivables:
Prepaid Expenses and Other Assets	42
Total Assets	5,465,057
LIABILITIES:
Payables:
Due to Advisor	1,937
Accrued Expenses and Other Liabilities	329
Total Liabilities	2,266
NET ASSETS	$5,462,791
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,462,791 and shares outstanding
of 394,736,656	$13.84
Investments in Affiliated Investment Companies at Cost	$5,857,151
NET ASSETS CONSIST OF:
Paid-In Capital	$5,899,787
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(54,543)
Accumulated Net Realized Gain (Loss)	23,617
Net Unrealized Foreign Exchange Gain (Loss)	(56)
Net Unrealized Appreciation (Depreciation)	(406,014)
NET ASSETS	$5,462,791

See accompanying Notes to Financial Statements.
68

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2011
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,827,564
Receivables:
Affiliated Investment Companies Sold	12,000
Fund Shares Sold	14,962
Prepaid Expenses and Other Assets	47
Total Assets	5,854,573
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	12,000
Fund Shares Redeemed	3,730
Due to Advisor	1,887
Loan Payable	2,643
Accrued Expenses and Other Liabilities	298
Total Liabilities	20,558
NET ASSETS	$5,834,015
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,834,015 and shares outstanding
of 383,664,864	$15.21
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$5,863,292
NET ASSETS CONSIST OF:
Paid-In Capital	$5,763,382
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,376
Accumulated Net Realized Gain (Loss)	99,876
Net Unrealized Foreign Exchange Gain (Loss)	109
Net Unrealized Appreciation (Depreciation)	(35,728)
NET ASSETS	$5,834,015

See accompanying Notes to Financial Statements.
69

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2011

(Amounts in thousands)

Investment Income*
Net Investment Income Received from
Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $12,592)	$166,353
Interest	41
Income from Securities Lending	14,413
Expenses Allocated from Affiliated Investment Companies	(8,917)
Total Net Investment Income Received from
Affiliated Investment Companies	171,890

Fund Investment Income
Interest	13
Total Fund Investment Income	13

Fund Expenses
Administrative Services Fees	24,741
Accounting & Transfer Agent Fees	85
Filing Fees	160
Shareholders’ Reports	171
Directors’/Trustees’ Fees & Expenses	53
Professional Fees	65
Other	51
Total Expenses	25,326
Net Investment Income (Loss)	146,577
Realized and Unrealized Gain (Loss)*
Net Realized Gain (Loss) on:
Investment Securities Sold	205,897
Futures	(271)
Foreign Currency Transactions	(103)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(571,803)
Translation of Foreign Currency Denominated Amounts	(340)
Net Realized and Unrealized Gain (Loss)	(366,620)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(220,043)
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
70

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$146,577	$90,630
Net Realized Gain (Loss) on:
Investment Securities Sold	205,897	157,743
Futures	(271)	—
Foreign Currency Transactions	(103)	1,622
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(571,803)	551,254
Translation of Foreign Currency Denominated Amounts	(340)	210
Net Increase (Decrease) in Net Assets Resulting from Operations	(220,043)	801,459
Distributions From:
Net Investment Income:
Institutional Class Shares	(179,486)	(84,604)
Total Distributions	(179,486)	(84,604)
Capital Share Transactions (1):
Shares Issued	1,380,524	1,099,327
Shares Issued in Lieu of Cash Distributions	171,227	80,737
Shares Redeemed	(829,801)	(655,189)
Net Increase (Decrease) from Capital Share Transactions	721,950	524,875
Total Increase (Decrease) in Net Assets	322,421	1,241,730

Net Assets
Beginning of Period	5,511,594	4,269,864
End of Period	$5,834,015	$5,511,594

(1) Shares Issued and Redeemed:
Shares Issued	81,929	75,592
Shares Issued in Lieu of Cash Distributions	10,276	5,955
Shares Redeemed	(50,113)	(45,123)
Net Increase (Decrease) from Shares Issued and Redeemed	42,092	36,424
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$6,376	$31,973

See accompanying Notes to Financial Statements.
71

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

				Period
	Year	Year	Year	Dec. 1,		Year	Year
	Ended	Ended	Ended	2007 to		Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,
	2011	2010	2009	2008		2007	2006
Net Asset Value, Beginning of
Period	$16.14	$13.99	$10.07	$20.80		$19.43	$16.19
Income From Investment
Operations
Net Investment Income
(Loss)(A)	0.40	0.28	0.28	0.44		0.43	0.36
Net Gains (Losses) on
Securities (Realized and
Unrealized)	(0.83)	2.13	3.91	(9.55)		2.07	4.02
Total From Investment
Operations	(0.43)	2.41	4.19	(9.11)		2.50	4.38
Less Distributions
Net Investment Income	(0.50)	(0.26)	(0.27)	(0.45)		(0.46)	(0.36)
Net Realized Gains	—	—	—	(1.17)		(0.67)	(0.78)
Total Distributions	(0.50)	(0.26)	(0.27)	(1.62)		(1.13)	(1.14)
Net Asset Value, End of
Period	$15.21	$16.14	$13.99	$10.07		$20.80	$19.43
Total Return	(2.92)%	17.61%	42.34%	(47.13	)%(C)	13.29%	28.51%
Net Assets, End of Period
(thousands)	$5,834,015	$5,511,594	$4,269,864	$3,084,373		$5,597,209	$4,546,071
Ratio of Expenses to Average
Net Assets (D)	0.55%	0.56%	0.57%	0.55	%(B)	0.55%	0.56%
Ratio of Expenses to Average
Net Assets (Excluding
Waivers and Assumption
of Expenses and/or
Recovery of Previously
Waived Fees) (D)	0.55%	0.56%	0.57%	0.55	%(B)	0.55%	0.56%
Ratio of Net Investment
Income to Average
Net Assets	2.37%	1.94%	2.48%	2.90	%(B)	2.03%	2.04%
See page 63 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
72

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2011

A. Organization:

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios and the International Small Company Portfolio ( the “Portfolio”) is included in this report.

     The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/11
International Small Company Portfolio	The Japanese Small Company Series	89%
	The Asia Pacific Small Company Series	85%
	The United Kingdom Small Company Series	97%
	The Continental Small Company Series	94%
	The Canadian Small Company Series	100%

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     • Level 1 – quoted prices in active markets for identical securities

     • Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     • Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

     The Portfolio’s investments reflect proportionate interest in the net assets of its corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

     A summary of inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolio did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

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     2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses or Other Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

     For the year ended October 31, 2011, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fees and to assume the Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed

74

to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, there were no fees waived subject to future recovery by the Advisor.

     The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2011, the total liability for deferred compensation to Directors/Trustees was $120 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E. Federal Income Taxes:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts.

     These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase	Increase
	(Decrease)	(Decrease)
Increase	Undistributed	Accumulated
(Decrease)	Net Investment	Net Realized
Paid-In Capital	Income	Gains (Losses)
$14,910	$7,312	$(22,222)

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     The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
2010	$84,604	—	$84,604
2011	188,546	$5,851	194,397

     At October 31, 2011, the Portfolio’s net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment
Income
and Short-Term	Long-Term
Capital Gains	Capital Gains	Total
$9,060	$5,851	$14,911

     At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed			Total Net
Net Investment			Distributable
Income and	Undistributed	Capital	Earnings
Short-Term	Long-Term	Loss	(Accumulated
Capital Gains	Capital Gains	Carryforward	Losses)
$50,896	$108,303	—	$159,199

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

     During the year ended October 31, 2011, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $75,782 (amounts in thousands).

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

			Net
			Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$5,916,085	$1,047,515	$(1,136,036)	$(88,521)

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

76

F. Financial Instruments:

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

G. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2011.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2011, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted	Weighted	Number of	Interest	Maximum Amount
Average	Average	Days	Expense	Borrowed During
Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
0.87%	$6,458	32	$5	$18,979

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that the Portfolio’s available line of credit was utilized.

There were no outstanding borrowings by the Portfolio under this line of credit as of October 31, 2011.

77

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

     Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

J. Other:

     At October 31, 2011, there were two shareholders that held approximate 46% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

     The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

78

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

79

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

80

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2011

EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/11	10/31/11	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$984.11	0.14%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$834.53	0.17%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

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	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/11	10/31/11	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$855.99	0.13%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Continental Small Company Series
Actual Fund Return	$1,000.00	$741.64	0.16%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$799.14	0.15%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

82

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS
									Real Estate
	Consumer	Consumer			Health		Information		Investment	Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Trusts	Services	Utilities	Other	Total
The Japanese Small
Company Series	23.1%	10.1%	1.0%	11.4%	4.2%	27.0%	10.8%	11.8%	—	—	0.6%	—	100.0%
The Asia Pacific Small
Company Series	22.5%	3.8%	6.8%	11.0%	5.6%	22.7%	4.1%	17.2%	—	2.2%	4.1%	—	100.0%
The United Kingdom Small
Company Series	22.7%	4.1%	4.7%	13.5%	1.9%	30.7%	10.2%	7.3%	—	2.3%	2.6%	—	100.0%
The Continental Small
Company Series	13.7%	7.8%	5.5%	17.8%	8.8%	25.2%	9.7%	8.0%	—	1.3%	2.2%	—	100.0%
The Canadian Small
Company Series	10.2%	3.1%	25.6%	7.3%	2.0%	9.0%	5.6%	34.3%	—	0.3%	2.6%	—	100.0%

83

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2011
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (90.2%)
Consumer Discretionary — (20.6%)
Aoyama Trading Co., Ltd.	250,500	$4,685,577	0.3%
Autobacs Seven Co., Ltd.	97,200	4,444,813	0.3%
* Haseko Corp.	5,986,000	3,960,106	0.3%
Komeri Co., Ltd.	121,500	3,735,557	0.2%
Nifco, Inc.	193,300	5,372,196	0.3%
Onward Holdings Co., Ltd.	532,000	3,896,398	0.3%
* Pioneer Electronic Corp.	1,050,900	4,708,256	0.3%
Ryohin Keikaku Co., Ltd.	97,300	4,751,101	0.3%
Shimachu Co., Ltd.	191,900	4,394,614	0.3%
# Shochiku Co., Ltd.	404,400	3,828,903	0.2%
SKY Perfect JSAT Holdings, Inc.	7,630	3,805,754	0.2%
Sumitomo Forestry Co., Ltd.	436,666	3,869,447	0.3%
Toyobo Co., Ltd.	3,220,000	4,330,410	0.3%
# Zensho Co., Ltd.	298,400	4,021,357	0.3%
Other Securities		288,869,044	18.8%
Total Consumer Discretionary		348,673,533	22.7%

Consumer Staples — (9.4%)
Nichirei Corp.	1,031,000	4,983,287	0.3%
Sugi Holdings Co., Ltd.	129,700	3,774,147	0.3%
Takara Holdings, Inc.	730,000	4,686,913	0.3%
Other Securities		145,907,233	9.5%
Total Consumer Staples		159,351,580	10.4%

Energy — (0.9%)
Other Securities		15,244,229	1.0%

Financials — (10.2%)
Bank of Okinawa, Ltd. (The)	94,000	3,979,271	0.2%
Daishi Bank, Ltd. (The)	1,403,000	4,568,464	0.3%
Higo Bank, Ltd. (The)	663,000	3,739,868	0.2%
Hyakugo Bank, Ltd. (The)	1,045,609	4,134,014	0.3%
Hyakujishi Bank, Ltd. (The)	1,022,000	4,556,887	0.3%
Juroku Bank, Ltd.	1,337,000	4,357,179	0.3%
Kiyo Holdings, Inc.	2,635,900	4,103,204	0.3%
Musashino Bank, Ltd.	130,300	4,325,581	0.3%
Ogaki Kyoritsu Bank, Ltd. (The)	1,315,000	4,282,437	0.3%
San-in Godo Bank, Ltd. (The)	627,000	4,698,208	0.3%
Tokyo Tatemono Co., Ltd.	1,726,000	5,200,495	0.3%
Other Securities		125,491,362	8.2%
Total Financials		173,436,970	11.3%

84

The Japanese Small Company Series

continued

			Percentage
	Shares	Value††	of Net Assets**
Health Care — (4.0%)
Kaken Pharmaceutical Co., Ltd.	353,000	$4,686,210	0.3%
# Nihon Kohden Corp.	159,200	3,915,865	0.3%
Rohto Pharmaceutical Co., Ltd.	360,000	4,620,581	0.3%
# Sawai Pharmaceutical Co., Ltd.	50,500	5,239,003	0.3%
Other Securities		48,481,674	3.2%
Total Health Care		66,943,333	4.4%

Industrials — (24.6%)
COMSYS Holdings Corp.	378,300	3,967,301	0.3%
Duskin Co., Ltd.	212,500	4,178,565	0.3%
# Miura Co., Ltd.	137,600	3,875,611	0.3%
# Mori Seiki Co., Ltd.	428,400	3,782,860	0.2%
OKUMA Corp.	586,000	3,731,709	0.2%
Sankyu, Inc.	1,049,000	3,952,045	0.3%
Takara Standard Co., Ltd.	501,000	3,786,757	0.2%
Other Securities		389,701,899	25.4%
Total Industrials		416,976,747	27.2%

Information Technology — (9.8%)
# Anritsu Corp.	458,000	5,029,089	0.3%
Capcom Co., Ltd.	205,600	4,861,819	0.3%
Horiba, Ltd.	160,950	4,828,595	0.3%
IT Holdings Corp.	357,401	4,278,832	0.3%
Net One Systems Co., Ltd.	1,984	5,400,355	0.4%
Other Securities		142,430,093	9.3%
Total Information Technology		166,828,783	10.9%

Materials — (10.2%)
FP Corp.	61,200	3,965,084	0.3%
# Hokuetsu Kishu Paper Co., Ltd.	862,199	5,789,984	0.4%
Sumitomo Osaka Cement Co., Ltd.	1,676,000	4,565,205	0.3%
Toagosei Co., Ltd.	1,096,000	4,483,673	0.3%
# Tokai Carbon Co., Ltd.	825,000	4,468,390	0.3%
# Tokuyama Corp.	1,202,000	3,812,193	0.2%
Other Securities		146,553,037	9.5%
Total Materials		173,637,566	11.3%

Utilities — (0.5%)
Other Securities		8,610,136	0.5%
TOTAL COMMON STOCKS		1,529,702,877	99.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		25,542	0.0%

85

The Japanese Small Company Series

continued

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (9.8%)
§@ DFA Short Term Investment Fund	166,000,000	$166,000,000	10.8%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12
(Collateralized by U.S. Treasury Note 1.375%, 09/30/18,
valued at $667,386) to be repurchased at $654,306	$654	654,300	0.1%
TOTAL SECURITIES LENDING COLLATERAL		166,654,300	10.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,832,235,713)^		$1,696,382,719	110.6%
____________________

^	The cost for federal income taxes is $1,833,532,699.

Summary of inputs used to value the Series’ investments as of December 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$348,673,533	—	$348,673,533
Consumer Staples	$301,213	159,050,367	—	159,351,580
Energy	—	15,244,229	—	15,244,229
Financials	—	173,436,970	—	173,436,970
Health Care	2,495,050	64,448,283	—	66,943,333
Industrials	118,098	416,858,649	—	416,976,747
Information Technology	—	166,828,783	—	166,828,783
Materials	—	173,637,566	—	173,637,566
Utilities	—	8,610,136	—	8,610,136
Rights/Warrants	—	25,542	—	25,542
Securities Lending Collateral	—	166,654,300	—	166,654,300
TOTAL	$2,914,361	$1,693,468,358	—	$1,696,382,719

See accompanying Notes to Financial Statements.
86

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2011
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (83.2%)
AUSTRALIA — (52.6%)
	Adelaide Brighton, Ltd.	1,927,272	$5,693,709	0.7%
	Ansell, Ltd.	503,479	7,475,505	0.9%
#	Aristocrat Leisure, Ltd.	1,897,825	4,262,477	0.5%
#*	Aurora Oil & Gas, Ltd.	1,265,748	4,387,027	0.5%
#	Australian Infrastructure Fund NL	3,166,751	6,232,048	0.8%
	Beach Energy, Ltd.	4,828,492	6,084,689	0.7%
*	BlueScope Steel, Ltd.	10,743,876	4,431,884	0.5%
#	Boart Longyear Group	2,239,911	6,368,916	0.8%
	Bradken, Ltd.	785,359	5,736,837	0.7%
	Campbell Brothers, Ltd.	183,237	9,175,496	1.1%
#	carsales.com, Ltd.	961,726	4,687,260	0.6%
	CSR, Ltd.	2,491,176	4,987,698	0.6%
#	David Jones, Ltd.	1,881,866	4,548,695	0.5%
#*	Downer EDI, Ltd.	1,768,446	5,772,439	0.7%
	DUET Group, Ltd.	4,437,176	7,965,931	1.0%
#	DuluxGroup, Ltd.	1,538,157	4,532,941	0.5%
#	Envestra, Ltd.	5,142,027	3,752,254	0.5%
#	Goodman Fielder, Ltd.	8,296,037	3,673,797	0.4%
	GrainCorp, Ltd.	759,612	6,078,950	0.7%
	Iluka Resources, Ltd.	401,932	6,366,203	0.8%
#	Independence Group NL	1,024,848	3,959,817	0.5%
#	Invocare, Ltd.	572,622	4,509,447	0.5%
#	IOOF Holdings, Ltd.	989,055	5,164,887	0.6%
#	JB Hi-Fi, Ltd.	450,518	5,193,555	0.6%
	Mineral Resources, Ltd.	388,955	4,376,479	0.5%
#	Monadelphous Group, Ltd.	319,624	6,571,746	0.8%
#	Myer Holdings, Ltd.	2,954,756	5,833,130	0.7%
#	Navitas, Ltd.	1,157,537	4,138,972	0.5%
#*	Paladin Energy, Ltd.	2,824,953	3,972,632	0.5%
*	PanAust, Ltd.	1,780,618	5,843,964	0.7%
#	Perpetual Trustees Australia, Ltd.	190,719	3,977,522	0.5%
#*	Perseus Mining, Ltd.	1,605,654	3,982,596	0.5%
#	Primary Health Care, Ltd.	1,960,174	6,168,563	0.7%
	Reece Australia, Ltd.	238,457	4,476,495	0.5%
#*	Regis Resources, Ltd.	1,195,060	4,153,550	0.5%
#	SAI Global, Ltd.	1,064,331	4,901,978	0.6%
#	Seek, Ltd.	666,916	3,866,846	0.5%
	Seven Group Holdings, Ltd.	544,133	3,939,065	0.5%
	Spark Infrastructure Group, Ltd.	5,543,872	7,788,490	0.9%
#*	Sundance Resources, Ltd.	8,756,539	3,539,328	0.4%
#	Super Retail Group, Ltd.	1,268,454	6,882,737	0.8%
#	Transfield Services, Ltd.	1,880,286	4,164,576	0.5%
#*	Transpacific Industries Group, Ltd.	4,533,180	3,786,246	0.5%
	Other Securities		295,317,273	35.6%
TOTAL AUSTRALIA			518,724,650	62.4%

87

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (15.4%)
Giordano International, Ltd.	7,162,000	$5,164,890	0.6%
Other Securities		146,475,842	17.7%
TOTAL HONG KONG		151,640,732	18.3%

MALAYSIA — (0.0%)
Other Securities		4,069	0.0%

NEW ZEALAND — (5.9%)
Fisher & Paykel Healthcare Corp., Ltd.	2,826,030	5,520,467	0.6%
Port of Tauranga, Ltd.	528,322	4,090,750	0.5%
Ryman Healthcare, Ltd.	1,673,055	3,525,028	0.4%
Sky City Entertainment Group, Ltd.	3,025,486	8,083,163	1.0%
Sky Network Television, Ltd.	991,419	4,091,030	0.5%
Other Securities		32,302,495	3.9%
TOTAL NEW ZEALAND		57,612,933	6.9%

SINGAPORE — (9.3%)
* Biosensors International Group, Ltd.	3,419,237	3,763,725	0.5%
Other Securities		88,326,855	10.6%
TOTAL SINGAPORE		92,090,580	11.1%
TOTAL COMMON STOCKS		820,072,964	98.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		8	0.0%
HONG KONG — (0.0%)
Other Securities		4,766	0.0%
SINGAPORE — (0.0%)
Other Securities		15,697	0.0%
TOTAL RIGHTS/WARRANTS		20,471	0.0%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.8%)
§@ DFA Short Term Investment Fund	165,000,000	165,000,000	19.9%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12
(Collateralized by U.S. Treasury Note 1.375%, 09/30/18,
valued at $866,063) to be repurchased at $849,089	$849	849,081	0.1%
TOTAL SECURITIES LENDING COLLATERAL		165,849,081	20.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,034,796,383)^		$985,942,516	118.7%
____________________

^	The cost for federal income tax purposes is $1,038,719,321.

88

The Asia Pacific Small Company Series
continued

Summary of inputs used to value the Series’ investments as of December 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,024,219	$510,700,431	—	$518,724,650
Hong Kong	293,612	151,347,120	—	151,640,732
Malaysia	—	4,069	—	4,069
New Zealand	85,075	57,527,858	—	57,612,933
Singapore	718,804	91,371,776	—	92,090,580
Rights/Warrants
Australia	—	8	—	8
Hong Kong	4,766	—	—	4,766
Singapore	—	15,697	—	15,697
Securities Lending Collateral	—	165,849,081	—	165,849,081
TOTAL	$9,126,476	$976,816,040	—	$985,942,516

See accompanying Notes to Financial Statements.
89

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2011
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (99.1%)
Consumer Discretionary — (22.1%)
Aegis Group P.L.C.	3,302,990	$7,402,581	0.7%
* Berkeley Group Holdings P.L.C. (The)	511,780	10,139,684	0.9%
GKN P.L.C.	3,414,280	9,695,522	0.9%
Greene King P.L.C.	1,421,372	10,748,766	1.0%
Inchcape P.L.C.	1,915,975	8,717,127	0.8%
Informa P.L.C.	2,292,105	12,851,263	1.2%
ITV P.L.C.	8,448,636	8,925,370	0.8%
Ladbrokes P.L.C.	3,578,739	7,218,497	0.7%
Persimmon P.L.C.	1,177,634	8,591,189	0.8%
Rightmove P.L.C.	378,372	7,310,653	0.7%
* Taylor Wimpey P.L.C.	12,108,224	7,057,285	0.7%
William Hill P.L.C.	2,873,883	9,033,316	0.8%
Other Securities		130,668,714	12.2%
Total Consumer Discretionary		238,359,967	22.2%

Consumer Staples — (4.2%)
PZ Cussons P.L.C.	1,287,639	6,999,863	0.6%
Tate & Lyle P.L.C.	1,074,000	11,741,438	1.1%
Other Securities		26,811,738	2.5%
Total Consumer Staples		45,553,039	4.2%

Energy — (4.7%)
John Wood Group P.L.C.	1,034,385	10,288,678	1.0%
* Premier Oil P.L.C.	1,778,192	10,013,866	0.9%
Other Securities		30,589,539	2.8%
Total Energy		50,892,083	4.7%

Financials — (13.0%)
Aberdeen Asset Management P.L.C.	2,820,342	9,285,387	0.9%
Amlin P.L.C.	1,905,352	9,279,530	0.9%
Catlin Group, Ltd.	1,357,851	8,408,376	0.8%
Hiscox, Ltd.	1,562,751	9,050,013	0.8%
IG Group Holdings P.L.C.	1,317,769	9,752,922	0.9%
London Stock Exchange Group P.L.C.	579,642	7,128,631	0.6%
Provident Financial P.L.C.	499,581	7,301,768	0.7%
Other Securities		79,469,396	7.4%
Total Financials		139,676,023	13.0%

Health Care — (1.9%)
Other Securities		20,679,191	1.9%

Industrials — (30.7%)
Ashtead Group P.L.C.	2,124,586	7,441,350	0.7%
Babcock International Group P.L.C.	1,446,405	16,501,362	1.5%
Balfour Beatty P.L.C.	2,828,972	11,628,302	1.1%
BBA Aviation P.L.C.	2,792,163	7,708,203	0.7%
Carillion P.L.C.	1,773,138	8,273,953	0.8%

90

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Charter International P.L.C.	664,438	$9,741,359	0.9%
Cobham P.L.C.	3,090,004	8,798,519	0.8%
Cookson Group P.L.C.	1,135,834	8,964,334	0.8%
Firstgroup P.L.C.	1,789,126	9,376,858	0.9%
IMI P.L.C.	1,053,765	12,438,291	1.2%
Intertek Group P.L.C.	456,070	14,402,128	1.3%
Invensys P.L.C.	2,426,737	7,935,997	0.7%
Meggitt P.L.C.	2,465,596	13,496,107	1.2%
Melrose P.L.C.	1,583,124	8,356,075	0.8%
Michael Page International P.L.C.	1,310,832	7,101,476	0.7%
Rotork P.L.C.	366,679	10,977,031	1.0%
Spirax-Sarco Engineering P.L.C.	319,520	9,292,347	0.9%
Stagecoach Group P.L.C.	1,718,521	7,258,447	0.7%
Travis Perkins P.L.C.	922,110	11,379,408	1.1%
Other Securities		139,593,408	13.0%
Total Industrials		330,664,955	30.8%

Information Technology — (10.0%)
Halma P.L.C.	1,541,075	7,904,969	0.7%
* Imagination Technologies Group P.L.C.	961,901	8,200,427	0.8%
Spectris P.L.C.	515,234	10,295,072	1.0%
Other Securities		80,610,962	7.5%
Total Information Technology		107,011,430	10.0%

Materials — (7.3%)
Croda International P.L.C.	520,183	14,562,102	1.3%
Mondi P.L.C.	1,231,343	8,697,714	0.8%
Other Securities		55,536,946	5.2%
Total Materials		78,796,762	7.3%

Telecommunication Services — (2.5%)
Inmarsat P.L.C.	1,347,950	8,441,793	0.8%
Other Securities		18,782,522	1.7%
Total Telecommunication Services		27,224,315	2.5%

Utilities — (2.7%)
Drax Group P.L.C.	1,479,700	12,514,618	1.2%
Pennon Group P.L.C.	1,445,401	16,006,243	1.5%
Other Securities		244,163	0.0%
Total Utilities		28,765,024	2.7%
TOTAL COMMON STOCKS		1,067,622,789	99.3%

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Other Securities		9,292	0.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

91

The United Kingdom Small Company Series
continued

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (0.9%)
§@ DFA Short Term Investment Fund	7,000,000	$7,000,000	0.7%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12
(Collateralized by U.S. Treasury Note 1.375%, 09/30/18,
valued at $2,235,983) to be repurchased at $2,192,159	$2,192	2,192,140	0.2%
TOTAL SECURITIES LENDING COLLATERAL		9,192,140	0.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,118,700,276)^		$1,076,824,221	100.2%
____________________

^	The cost for federal income tax purposes is $1,123,288,705.

Summary of inputs used to value the Series’ investments as of December 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$509,444	$237,850,523	—	$238,359,967
Consumer Staples	213,002	45,340,037	—	45,553,039
Energy	—	50,892,083	—	50,892,083
Financials	131,244	139,544,779	—	139,676,023
Health Care	—	20,679,191	—	20,679,191
Industrials	4,022	330,660,933	—	330,664,955
Information Technology	—	107,011,430	—	107,011,430
Materials	3,763,256	75,033,506	—	78,796,762
Telecommunication Services	—	27,224,315	—	27,224,315
Utilities	—	28,765,024	—	28,765,024
Preferred Stocks
Consumer Staples	—	9,292	—	9,292
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	9,192,140	—	9,192,140
TOTAL	$4,620,968	$1,072,203,253	—	$1,076,824,221

See accompanying Notes to Financial Statements.
92

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2011
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (83.6%)
AUSTRIA — (1.9%)
Other Securities		$42,058,345	2.3%

BELGIUM — (3.0%)
Ackermans & van Haaren NV	94,712	7,040,950	0.4%
Other Securities		57,545,828	3.2%
TOTAL BELGIUM		64,586,778	3.6%

DENMARK — (2.7%)
GN Store Nord A.S.	798,612	6,702,503	0.4%
* Topdanmark A.S.	53,386	8,304,872	0.5%
Other Securities		42,578,381	2.3%
TOTAL DENMARK		57,585,756	3.2%

FINLAND — (5.5%)
# Elisa Oyj	494,801	10,302,204	0.6%
# Orion Oyj Series B	337,043	6,548,837	0.4%
Outotec Oyj	133,044	6,230,991	0.3%
# Yit Oyj	390,890	6,240,392	0.3%
Other Securities		90,006,314	5.0%
TOTAL FINLAND		119,328,738	6.6%

FRANCE — (9.6%)
Arkema SA	130,795	9,190,786	0.5%
# Neopost SA	91,985	6,185,863	0.3%
Nexans SA	131,823	6,807,411	0.4%
Remy Cointreau SA	82,777	6,638,753	0.4%
Societe BIC SA	74,331	6,575,875	0.4%
Valeo SA	196,323	7,769,667	0.4%
# Zodiac Aerospace SA	89,170	7,532,929	0.4%
Other Securities		156,206,995	8.6%
TOTAL FRANCE		206,908,279	11.4%

GERMANY — (12.1%)
* Aareal Bank AG	423,110	7,633,993	0.4%
Aurubis AG	152,783	8,130,677	0.5%
Bilfinger Berger SE	125,406	10,677,964	0.6%
MTU Aero Engines Holding AG	142,908	9,124,965	0.5%
Rhoen-Klinikum AG	406,308	7,732,812	0.4%
#* SGL Carbon SE	229,387	11,290,812	0.6%
# Symrise AG	330,233	8,794,596	0.5%
Other Securities		195,708,984	10.8%
TOTAL GERMANY		259,094,803	14.3%

93

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GREECE — (1.8%)
Other Securities		$37,882,848	2.1%

IRELAND — (2.8%)
DCC P.L.C.	308,989	7,296,468	0.4%
Dragon Oil P.L.C.	1,324,770	9,406,480	0.5%
Paddy Power P.L.C.	180,573	10,388,718	0.6%
Other Securities		32,491,995	1.8%
TOTAL IRELAND		59,583,661	3.3%

ISRAEL — (2.2%)
Other Securities		47,265,701	2.6%

ITALY — (6.7%)
Banca Popolare di Sondrio Scarl	922,722	7,404,493	0.4%
Davide Campari - Milano SpA	990,609	6,584,272	0.4%
Prysmian SpA	653,038	8,068,757	0.4%
Other Securities		122,596,572	6.8%
TOTAL ITALY		144,654,094	8.0%

NETHERLANDS — (4.5%)
Aalberts Industries NV	384,012	6,424,692	0.4%
# Imtech NV	272,621	7,030,961	0.4%
Nutreco NV	145,366	9,546,244	0.5%
SBM Offshore NV	380,277	7,795,170	0.4%
Other Securities		65,083,578	3.6%
TOTAL NETHERLANDS		95,880,645	5.3%

NORWAY — (2.8%)
Other Securities		59,670,177	3.3%

PORTUGAL — (1.0%)
Other Securities		21,251,666	1.2%

SPAIN — (4.8%)
# Bankinter SA	1,006,147	6,156,407	0.3%
# Bolsas y Mercados Espanoles SA	236,082	6,338,306	0.4%
Ebro Foods SA	340,839	6,312,169	0.3%
# Viscofan SA	183,430	6,785,197	0.4%
Other Securities		77,082,746	4.3%
TOTAL SPAIN		102,674,825	5.7%

SWEDEN — (8.8%)
Castellum AB	569,221	7,043,794	0.4%
Elekta AB Series B	255,842	11,062,417	0.6%
* Lundin Petroleum AB	439,229	10,757,873	0.6%
Meda AB Series A	770,903	7,999,630	0.4%
Trelleborg AB Series B	928,357	8,022,870	0.5%
Other Securities		144,988,392	8.0%
TOTAL SWEDEN		189,874,976	10.5%

94

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (13.4%)
Aryzta AG	242,276	$11,688,187	0.6%
Berner Kantonalbank AG	23,232	6,163,467	0.3%
* Clariant AG	699,758	6,870,204	0.4%
# Galenica Holding AG	18,828	10,997,155	0.6%
GAM Holding AG	780,910	8,456,882	0.5%
Helvetia Holding AG	22,754	7,130,595	0.4%
Lonza Group AG	146,907	8,656,139	0.5%
PSP Swiss Property AG	148,327	12,399,222	0.7%
Sulzer AG	64,067	6,822,251	0.4%
Swiss Life Holding AG	94,071	8,615,819	0.5%
Other Securities		199,337,267	11.0%
TOTAL SWITZERLAND		287,137,188	15.9%
TOTAL COMMON STOCKS		1,795,438,480	99.3%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		1,697	0.0%

ITALY — (0.0%)
Other Securities		25,890	0.0%
TOTAL RIGHTS/WARRANTS		27,587	0.0%

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (16.4%)
§@ DFA Short Term Investment Fund	353,000,000	$353,000,000	19.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12
(Collateralized by U.S. Treasury Note 1.375%, 09/30/18,
valued at $172,911) to be repurchased at $169,523	$170	169,521	0.0%
TOTAL SECURITIES LENDING COLLATERAL		353,169,521	19.5%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,412,394,669)^		$2,148,635,588	118.8%
____________________

^	The cost for federal income tax purposes is $2,413,711,366.

95

The Continental Small Company Series
continued

Summary of inputs used to value the Series’ investments as of December 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$108,176	$41,950,169	—	$42,058,345
Belgium	—	64,586,778	—	64,586,778
Denmark	45,967	57,539,789	—	57,585,756
Finland	—	119,328,738	—	119,328,738
France	816,894	206,091,385	—	206,908,279
Germany	944,594	258,150,209	—	259,094,803
Greece	15,463	37,867,385	—	37,882,848
Ireland	—	59,583,661	—	59,583,661
Israel	1,785,252	45,480,449	—	47,265,701
Italy	—	144,654,094	—	144,654,094
Netherlands	528,632	95,352,013	—	95,880,645
Norway	173,723	59,496,454	—	59,670,177
Portugal	318,106	20,933,560	—	21,251,666
Spain	—	102,674,825	—	102,674,825
Sweden	7,042	189,867,934	—	189,874,976
Switzerland	1,064,706	286,072,482	—	287,137,188
Rights/Warrants
Belgium	357	1,340	—	1,697
Italy	25,876	14	—	25,890
Securities Lending Collateral	—	353,169,521	—	353,169,521
TOTAL	$5,834,788	$2,142,800,800	—	$2,148,635,588

See accompanying Notes to Financial Statements.
96

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2011
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (76.1%)
Consumer Discretionary — (8.4%)
	Astral Media, Inc. Class A	195,947	$6,826,168	1.0%
#	Cineplex, Inc.	197,159	4,977,599	0.7%
#	Corus Entertainment, Inc. Class B	295,300	5,948,030	0.8%
#	Dollarama, Inc.	197,346	8,620,267	1.2%
	Groupe Aeroplan, Inc.	696,151	8,159,061	1.2%
#*	Imax Corp.	259,237	4,755,965	0.7%
	RONA, Inc.	677,175	6,474,292	0.9%
	Other Securities		29,711,338	4.3%
Total Consumer Discretionary			75,472,720	10.8%

Consumer Staples — (2.5%)
	Jean Coutu Group PJC, Inc. Class A (The)	400,161	5,008,150	0.7%
	Other Securities		17,955,705	2.6%
Total Consumer Staples			22,963,855	3.3%

Energy — (19.7%)
*	Advantage Oil & Gas, Ltd.	1,098,231	4,570,797	0.7%
#	AltaGas, Ltd.	276,864	8,653,104	1.2%
#*	Birchcliff Energy, Ltd.	355,600	4,747,151	0.7%
*	Celtic Exploration, Ltd.	269,000	6,038,802	0.9%
*	Crew Energy, Inc.	403,769	4,458,799	0.6%
*	Gran Tierra Energy, Inc.	969,291	4,681,140	0.7%
#	Keyera Corp.	92,981	4,563,485	0.6%
*	Legacy Oil & Gas, Inc.	476,295	4,899,702	0.7%
#	Mullen Group, Ltd.	274,057	5,286,106	0.8%
#	NAL Energy Corp.	542,913	4,199,415	0.6%
*	Paramount Resources, Ltd. Class A	136,127	5,678,918	0.8%
	ShawCor, Ltd. Class A	222,500	6,307,534	0.9%
#	Trilogy Energy Corp.	191,610	7,066,295	1.0%
#	Veresen, Inc.	283,972	4,264,806	0.6%
	Other Securities		102,315,286	14.7%
Total Energy			177,731,340	25.5%

Financials — (5.9%)
#	AGF Management, Ltd. Class B	330,879	5,138,165	0.8%
#	Canadian Western Bank	266,672	6,753,509	1.0%
	Home Capital Group, Inc.	120,600	5,812,476	0.8%
	Laurentian Bank of Canada	92,400	4,338,152	0.6%
	TMX Group, Inc.	231,476	9,472,623	1.4%
	Other Securities		21,833,016	3.1%
Total Financials			53,347,941	7.7%

Health Care — (1.7%)
	Other Securities		15,227,839	2.2%

97

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (7.4%)
	Progressive Waste Solutions, Ltd.	209,167	$4,091,974	0.6%
#	Ritchie Brothers Auctioneers, Inc.	244,637	5,379,012	0.8%
	Russel Metals, Inc.	243,400	5,356,592	0.8%
*	Stantec, Inc.	168,695	4,565,321	0.6%
	Toromont Industries, Ltd.	282,567	5,913,451	0.8%
#*	Westport Innovations, Inc.	189,501	6,281,668	0.9%
	Other Securities		35,467,190	5.1%
Total Industrials			67,055,208	9.6%

Information Technology — (3.4%)
*	Celestica, Inc.	847,607	6,231,731	0.9%
	MacDonald Dettweiler & Associates, Ltd.	111,753	5,165,594	0.7%
	Other Securities		19,583,216	2.8%
Total Information Technology			30,980,541	4.4%

Materials — (24.1%)
	Alamos Gold, Inc.	423,220	7,290,808	1.0%
#*	AuRico Gold, Inc.	967,321	7,776,549	1.1%
*	Euro Goldfields, Ltd.	521,960	6,086,758	0.9%
#*	First Majestic Silver Corp.	354,783	5,982,991	0.9%
#	HudBay Minerals, Inc.	657,566	6,545,000	0.9%
#	Major Drilling Group International, Inc.	319,200	4,869,073	0.7%
	Methanex Corp.	289,704	6,631,556	1.0%
#*	NovaGold Resources, Inc.	612,655	5,219,971	0.7%
*	Quadra FNX Mining, Ltd.	483,002	7,149,615	1.0%
*	SEMAFO, Inc.	922,285	5,975,049	0.9%
	Sherritt International Corp.	1,571,926	8,424,752	1.2%
#*	Thompson Creek Metals Co., Inc.	610,028	4,263,460	0.6%
	West Fraser Timber Co., Ltd.	131,316	5,336,424	0.8%
	Other Securities		135,487,160	19.4%
Total Materials			217,039,166	31.1%

Telecommunication Services — (0.3%)
	Other Securities		2,255,271	0.3%
Utilities — (2.7%)
#	Just Energy Group, Inc.	507,878	5,713,160	0.8%
#	Northland Power, Inc.	249,185	4,385,656	0.7%
	Other Securities		14,064,863	2.0%
Total Utilities			24,163,679	3.5%

TOTAL COMMON STOCKS			686,237,560	98.4%
RIGHTS/WARRANTS — (0.0%)
	Other Securities		25,994	0.0%

98

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (23.9%)
§@ DFA Short Term Investment Fund	215,000,000	$215,000,000	30.8%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12
(Collateralized by U.S. Treasury Note 1.375%, 09/30/18,
valued at $430,027) to be repurchased at $421,599	$422	421,595	0.1%
TOTAL SECURITIES LENDING COLLATERAL		215,421,595	30.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $967,169,070)^		$901,685,149	129.3%
____________________

^	The cost for federal income tax purposes is $967,171,653.

Summary of inputs used to value the Series’ investments as of December 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$75,472,720	—	—	$75,472,720
Consumer Staples	22,963,855	—	—	22,963,855
Energy	177,731,340	—	—	177,731,340
Financials	53,347,941	—	—	53,347,941
Health Care	15,227,839	—	—	15,227,839
Industrials	67,055,208	—	—	67,055,208
Information Technology	30,980,541	—	—	30,980,541
Materials	217,039,166	—	—	217,039,166
Telecommunication Services	2,255,271	—	—	2,255,271
Utilities	24,163,679	—	—	24,163,679
Rights/Warrants	15,293	$10,701	—	25,994
Securities Lending Collateral	—	215,421,595	—	215,421,595
TOTAL	$686,252,853	$215,432,296	—	$901,685,149

See accompanying Notes to Financial Statements.
99

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2011

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.2%)
Consumer Discretionary — (20.6%)
Aoyama Trading Co., Ltd.	250,500	$3,957,036	0.3%
Autobacs Seven Co., Ltd.	97,200	4,450,886	0.3%
* Haseko Corp.	5,986,000	3,763,301	0.2%
Komeri Co., Ltd.	121,500	3,827,963	0.3%
# Nifco, Inc.	191,700	4,999,788	0.3%
#* Pioneer Electronic Corp.	981,300	3,934,768	0.3%
Ryohin Keikaku Co., Ltd.	94,300	4,475,211	0.3%
Shimachu Co., Ltd.	187,000	4,033,239	0.3%
SKY Perfect JSAT Holdings, Inc.	7,630	3,708,231	0.2%
Sumitomo Forestry Co., Ltd.	436,666	3,778,511	0.3%
Toyobo Co., Ltd.	3,218,000	4,570,007	0.3%
# Zensho Co., Ltd.	298,400	3,723,858	0.2%
Other Securities		293,744,594	19.5%
Total Consumer Discretionary		342,967,393	22.8%

Consumer Staples — (9.0%)
Fuji Oil Co., Ltd.	258,900	3,674,846	0.2%
# Megmilk Snow Brand Co., Ltd.	194,300	3,735,258	0.3%
Nichirei Corp.	1,019,000	4,522,962	0.3%
Takara Holdings, Inc.	714,000	4,219,127	0.3%
Other Securities		134,068,275	8.9%
Total Consumer Staples		150,220,468	10.0%

Energy — (0.9%)
Other Securities		15,515,236	1.0%

Financials — (10.1%)
Bank of Okinawa, Ltd. (The)	92,500	3,692,807	0.2%
Century Tokyo Leasing Corp.	223,890	4,476,323	0.3%
Daishi Bank, Ltd. (The)	1,398,000	4,448,525	0.3%
Hyakugo Bank, Ltd. (The)	1,045,609	4,066,286	0.3%
Hyakujishi Bank, Ltd. (The)	1,022,000	3,913,596	0.2%
Juroku Bank, Ltd.	1,331,000	3,980,608	0.3%
Kiyo Holdings, Inc.	2,635,900	3,720,995	0.2%
Musashino Bank, Ltd.	130,300	4,143,571	0.3%
Ogaki Kyoritsu Bank, Ltd. (The)	1,315,000	4,076,621	0.3%
San-in Godo Bank, Ltd. (The)	592,000	4,303,496	0.3%
Tokyo Tatemono Co., Ltd.	1,552,000	4,870,859	0.3%
Other Securities		123,207,469	8.2%
Total Financials		168,901,156	11.2%

Health Care — (3.8%)
Kaken Pharmaceutical Co., Ltd.	353,000	4,430,753	0.3%
KYORIN Holdings, Inc.	205,000	3,772,136	0.3%
# Nihon Kohden Corp.	159,200	3,716,689	0.2%
Rohto Pharmaceutical Co., Ltd.	360,000	4,147,178	0.3%
# Sawai Pharmaceutical Co., Ltd.	50,500	4,723,834	0.3%
Other Securities		42,255,491	2.8%
Total Health Care		63,046,081	4.2%

100

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (24.1%)
Duskin Co., Ltd.	212,500	$4,129,397	0.3%
Hitachi Zosen Corp.	2,951,000	3,989,842	0.3%
# Miura Co., Ltd.	137,600	3,691,708	0.2%
Nachi-Fujikoshi Corp.	663,000	3,674,507	0.2%
OKUMA Corp.	517,000	3,805,376	0.3%
OSG Corp.	289,400	3,708,430	0.2%
Sankyu, Inc.	969,000	3,836,727	0.3%
Other Securities		374,966,815	24.9%
Total Industrials		401,802,802	26.7%

Information Technology — (9.6%)
# Anritsu Corp.	458,000	5,178,398	0.4%
Capcom Co., Ltd.	205,600	5,378,552	0.4%
Horiba, Ltd.	160,950	5,105,623	0.3%
IT Holdings Corp.	357,401	3,671,509	0.3%
Net One Systems Co., Ltd.	1,984	5,160,385	0.3%
Other Securities		135,587,936	9.0%
Total Information Technology		160,082,403	10.7%

Materials — (10.6%)
FP Corp.	61,200	3,896,208	0.3%
# Hokuetsu Kishu Paper Co., Ltd.	862,199	5,674,954	0.4%
# Sumitomo Osaka Cement Co., Ltd.	1,640,000	4,968,204	0.3%
Taiheiyo Cement Corp.	2,664,000	5,175,243	0.3%
Toagosei Co., Ltd.	1,096,000	4,895,489	0.3%
Tokai Carbon Co., Ltd.	825,000	4,092,463	0.3%
Other Securities		147,158,740	9.8%
Total Materials		175,861,301	11.7%

Utilities — (0.5%)
Other Securities		8,117,479	0.6%
TOTAL COMMON STOCKS		1,486,514,319	98.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (10.8%)
§@ DFA Short Term Investment Fund	179,334,778	179,334,778	12.0%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%, 11/01/11
(Collateralized by FNMA 3.500%, 11/01/31,
valued at $383,050) to be repurchased at $375,540	$376	375,539	0.0%
TOTAL SECURITIES LENDING COLLATERAL		179,710,317	12.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,814,743,819)		$1,666,224,636	110.9%

101

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series’ investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,942,492	$341,024,901	—	$342,967,393
Consumer Staples	323,805	149,896,663	—	150,220,468
Energy	—	15,515,236	—	15,515,236
Financials	—	168,901,156	—	168,901,156
Health Care	—	63,046,081	—	63,046,081
Industrials	134,689	401,668,113	—	401,802,802
Information Technology	—	160,082,403	—	160,082,403
Materials	—	175,861,301	—	175,861,301
Utilities	—	8,117,479	—	8,117,479
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	179,710,317	—	179,710,317
TOTAL	$2,400,986	$1,663,823,650	—	$1,666,224,636

See accompanying Notes to Financial Statements.
102

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2011

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (82.0%)
AUSTRALIA — (51.7%)
	Adelaide Brighton, Ltd.	1,927,272	$5,766,974	0.6%
	Ansell, Ltd.	503,479	7,363,989	0.8%
#	APA Group, Ltd.	1,403,768	6,401,846	0.7%
#	Aristocrat Leisure, Ltd.	1,611,890	3,816,054	0.4%
#	Australian Infrastructure Fund NL	3,159,690	6,272,817	0.7%
	Beach Energy, Ltd.	4,828,492	5,934,225	0.7%
	Boart Longyear Group	1,792,094	6,100,440	0.7%
	Bradken, Ltd.	708,039	5,710,618	0.6%
	Campbell Brothers, Ltd.	261,443	12,585,834	1.4%
#	carsales.com, Ltd.	809,574	4,185,086	0.5%
	Challenger, Ltd.	1,063,324	5,069,014	0.6%
	CSR, Ltd.	2,025,158	5,158,339	0.6%
#	David Jones, Ltd.	1,783,074	6,294,519	0.7%
#*	Downer EDI, Ltd.	1,591,674	5,054,618	0.6%
	DUET Group, Ltd.	4,437,176	7,732,961	0.9%
#	Flight Centre, Ltd.	192,954	4,006,413	0.4%
#	Goodman Fielder, Ltd.	8,233,537	4,788,349	0.5%
	GrainCorp, Ltd.	693,457	5,712,269	0.6%
	Iluka Resources, Ltd.	573,137	9,528,200	1.0%
#	Independence Group NL	892,724	4,935,443	0.5%
#	Invocare, Ltd.	572,622	4,172,041	0.5%
#	IOOF Holdings, Ltd.	989,055	6,550,695	0.7%
#	JB Hi-Fi, Ltd.	407,557	6,726,320	0.7%
#	Kingsgate Consolidated, Ltd.	560,879	4,421,985	0.5%
#	Medusa Mining, Ltd.	579,085	4,070,719	0.4%
	Mineral Resources, Ltd.	419,678	4,920,651	0.5%
#	Monadelphous Group, Ltd.	318,887	6,064,967	0.7%
#	Mount Gibson Iron, Ltd.	2,962,399	4,738,207	0.5%
#	Myer Holdings, Ltd.	2,456,107	6,703,584	0.7%
#	Navitas, Ltd.	1,157,537	5,013,315	0.6%
*	PanAust, Ltd.	1,780,618	6,016,882	0.7%
#	Perpetual Trustees Australia, Ltd.	167,142	3,950,909	0.4%
#*	Perseus Mining, Ltd.	1,605,654	5,309,539	0.6%
#	Primary Health Care, Ltd.	1,866,288	6,495,676	0.7%
	Reece Australia, Ltd.	238,457	4,689,436	0.5%
#	SAI Global, Ltd.	1,064,331	5,301,870	0.6%
#	Seek, Ltd.	666,916	4,323,680	0.5%
	Seven Group Holdings, Ltd.	641,345	5,152,442	0.6%
#	Seven West Media, Ltd.	1,335,509	5,003,193	0.6%
	Spark Infrastructure Group, Ltd.	4,783,165	6,094,155	0.7%
#*	Sundance Resources, Ltd.	8,756,539	3,955,560	0.4%
#	Super Retail Group, Ltd.	909,056	5,150,189	0.6%
#	Transfield Services, Ltd.	1,784,320	4,258,408	0.5%
	UGL, Ltd.	332,576	4,601,399	0.5%
	Other Securities		315,932,663	34.8%
TOTAL AUSTRALIA			562,036,493	62.0%

103

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (15.4%)
Giordano International, Ltd.	7,162,000	$5,374,945	0.6%
Other Securities		162,745,971	17.9%
TOTAL HONG KONG		168,120,916	18.5%

MALAYSIA — (0.0%)
Other Securities		4,205	0.0%

NEW ZEALAND — (5.5%)
Fisher & Paykel Healthcare Corp., Ltd.	2,659,497	4,946,589	0.5%
Port of Tauranga, Ltd.	528,322	4,135,066	0.5%
Sky City Entertainment Group, Ltd.	2,938,887	8,361,441	0.9%
Sky Network Television, Ltd.	940,466	4,163,442	0.5%
Other Securities		38,013,153	4.2%
TOTAL NEW ZEALAND		59,619,691	6.6%

SINGAPORE — (9.4%)
* Biosensors International Group, Ltd.	3,419,237	3,811,638	0.4%
Other Securities		98,349,063	10.9%
TOTAL SINGAPORE		102,160,701	11.3%
TOTAL COMMON STOCKS		891,942,006	98.4%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		3,864	0.0%

HONG KONG — (0.0%)
Other Securities		40,990	0.0%

SINGAPORE — (0.0%)
Other Securities		79,161	0.0%
TOTAL RIGHTS/WARRANTS		124,015	0.0%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (18.0%)
§@ DFA Short Term Investment Fund	194,946,384	194,946,384	21.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%, 11/01/11
(Collateralized by FNMA 3.500%, 11/01/31,
valued at $507,060) to be repurchased at $497,120	$497	497,118	0.0%
TOTAL SECURITIES LENDING COLLATERAL		195,443,502	21.5%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,048,582,657)		$1,087,509,523	119.9%

104

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series’ investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,745,378	$552,291,115	—	$562,036,493
Hong Kong	431,272	167,689,644	—	168,120,916
Malaysia	—	4,205	—	4,205
New Zealand	84,538	59,535,153	—	59,619,691
Singapore	184,430	101,976,271	—	102,160,701
Rights/Warrants
Australia	22	3,842	—	3,864
Hong Kong	40,990	—	—	40,990
Singapore	62,935	16,226	—	79,161
Securities Lending Collateral	—	195,443,502	—	195,443,502
TOTAL	$10,549,565	$1,076,959,958	—	$1,087,509,523

See accompanying Notes to Financial Statements.
105

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2011

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (99.5%)
Consumer Discretionary — (22.6%)
* Berkeley Group Holdings P.L.C. (The)	511,780	$10,262,607	0.9%
GKN P.L.C.	3,414,280	10,379,451	0.9%
Greene King P.L.C.	1,421,372	10,248,985	0.9%
Inchcape P.L.C.	1,915,975	10,215,753	0.9%
Informa P.L.C.	2,227,041	12,932,542	1.1%
* ITV P.L.C.	8,448,636	8,656,619	0.8%
Ladbrokes P.L.C.	3,578,739	7,926,071	0.7%
Millennium & Copthorne Hotels P.L.C.	1,048,561	7,496,839	0.7%
Persimmon P.L.C.	1,135,393	9,054,346	0.8%
Rightmove P.L.C.	378,372	7,916,679	0.7%
UBM P.L.C.	917,439	7,467,863	0.6%
William Hill P.L.C.	2,873,883	9,975,029	0.9%
Other Securities		142,912,801	12.6%
Total Consumer Discretionary		255,445,585	22.5%

Consumer Staples — (4.1%)
PZ Cussons P.L.C.	1,287,639	7,603,992	0.7%
Tate & Lyle P.L.C.	1,074,000	11,236,585	1.0%
Other Securities		27,383,039	2.4%
Total Consumer Staples		46,223,616	4.1%

Energy — (4.7%)
John Wood Group P.L.C.	1,034,385	10,241,235	0.9%
* Premier Oil P.L.C.	1,778,192	10,468,183	0.9%
Other Securities		32,447,704	2.9%
Total Energy		53,157,122	4.7%

Financials — (13.4%)
Aberdeen Asset Management P.L.C.	2,820,342	8,684,151	0.8%
Amlin P.L.C.	1,905,352	8,788,141	0.8%
Catlin Group, Ltd.	1,357,851	8,637,469	0.8%
Henderson Group P.L.C.	3,838,880	7,392,054	0.7%
Hiscox, Ltd.	1,562,751	9,550,834	0.8%
IG Group Holdings P.L.C.	1,317,769	9,826,558	0.9%
Jardine Lloyd Thompson Group P.L.C.	638,821	7,365,218	0.6%
London Stock Exchange Group P.L.C.	579,642	8,368,165	0.7%
Provident Financial P.L.C.	541,018	9,615,833	0.8%
Other Securities		73,851,452	6.5%
Total Financials		152,079,875	13.4%

Health Care — (1.9%)
Other Securities		21,928,906	1.9%

Industrials — (30.5%)
Babcock International Group P.L.C.	1,446,405	16,346,634	1.4%
Balfour Beatty P.L.C.	2,828,972	11,412,635	1.0%
BBA Aviation P.L.C.	2,792,163	7,949,170	0.7%
Carillion P.L.C.	1,773,138	9,848,482	0.9%

106

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Charter International P.L.C.	664,438	$9,570,201	0.8%
Cookson Group P.L.C.	1,135,834	8,730,616	0.8%
Firstgroup P.L.C.	1,763,210	9,443,194	0.8%
IMI P.L.C.	1,053,765	13,887,888	1.2%
Intertek Group P.L.C.	506,207	16,690,015	1.5%
Invensys P.L.C.	2,110,010	7,633,539	0.7%
Meggitt P.L.C.	2,465,596	15,216,658	1.3%
Melrose P.L.C.	1,583,124	8,361,271	0.7%
Michael Page International P.L.C.	1,310,832	8,438,432	0.8%
* Rentokil Initial P.L.C.	6,753,492	7,788,542	0.7%
Rotork P.L.C.	366,679	9,890,187	0.9%
Spirax-Sarco Engineering P.L.C.	319,520	9,815,375	0.9%
Travis Perkins P.L.C.	922,110	13,042,544	1.2%
Other Securities		161,405,297	14.2%
Total Industrials		345,470,680	30.5%

Information Technology — (10.1%)
Halma P.L.C.	1,541,075	8,281,224	0.7%
Logica P.L.C.	6,339,968	9,513,413	0.8%
* Misys P.L.C.	1,604,251	7,512,729	0.7%
Spectris P.L.C.	515,234	10,526,946	0.9%
Other Securities		78,876,227	7.0%
Total Information Technology		114,710,539	10.1%

Materials — (7.3%)
Croda International P.L.C.	520,183	14,624,049	1.3%
Mondi P.L.C.	1,078,021	8,199,053	0.7%
Other Securities		59,734,196	5.3%
Total Materials		82,557,298	7.3%

Telecommunication Services — (2.3%)
Other Securities		25,819,992	2.3%

Utilities — (2.6%)
Drax Group P.L.C.	1,479,700	12,880,863	1.2%
Pennon Group P.L.C.	1,445,401	16,146,166	1.4%
Other Securities		240,136	0.0%
Total Utilities		29,267,165	2.6%
TOTAL COMMON STOCKS		1,126,660,778	99.4%

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Other Securities		9,625	0.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		9,536	0.0%

107

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (0.5%)
§@DFA Short Term Investment Fund	3,124,051	$3,124,051	0.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%, 11/01/11
(Collateralized by FNMA 3.500%, 11/01/31,
valued at $2,571,372) to be repurchased at $2,520,961	$2,521	2,520,953	0.2%
TOTAL SECURITIES LENDING COLLATERAL		5,645,004	0.5%

TOTAL INVESTMENTS — (100.0%)
(Cost $1,103,961,462)		$1,132,324,943	99.9%

Summary of inputs used to value the Series’ investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,307,852	$253,137,733	—	$255,445,585
Consumer Staples	291,174	45,932,442	—	46,223,616
Energy	—	53,157,122	—	53,157,122
Financials	3,845	152,076,030	—	152,079,875
Health Care	—	21,928,906	—	21,928,906
Industrials	—	345,470,680	—	345,470,680
Information Technology	—	114,710,539	—	114,710,539
Materials	—	82,557,298	—	82,557,298
Telecommunication Services	—	25,819,992	—	25,819,992
Utilities	—	29,267,165	—	29,267,165
Preferred Stocks
Consumer Staples	—	9,625	—	9,625
Rights/Warrants	—	9,536	—	9,536
Securities Lending Collateral	—	5,645,004	—	5,645,004
TOTAL	$2,602,871	$1,129,722,072	—	$1,132,324,943

See accompanying Notes to Financial Statements.
108

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2011

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (86.7%)
AUSTRIA — (2.1%)
Other Securities		$49,235,911	2.5%

BELGIUM — (2.9%)
Ackermans & van Haaren NV	87,214	7,026,076	0.4%
* D’ieteren SA	129,060	7,344,614	0.4%
Other Securities		52,870,924	2.6%
TOTAL BELGIUM		67,241,614	3.4%

DENMARK — (2.6%)
* Topdanmark A.S.	53,386	8,789,962	0.5%
Other Securities		50,816,373	2.5%
TOTAL DENMARK		59,606,335	3.0%

FINLAND — (5.8%)
# Elisa Oyj	494,801	10,431,808	0.5%
Orion Oyj Series B	337,043	7,013,846	0.4%
Other Securities		115,966,780	5.8%
TOTAL FINLAND		133,412,434	6.7%

FRANCE — (10.1%)
* Arkema SA	139,427	9,475,335	0.5%
# Neopost SA	91,985	6,996,144	0.4%
# Nexans SA	131,823	8,292,007	0.4%
Remy Cointreau SA	82,777	6,781,256	0.3%
Valeo SA	229,231	11,506,324	0.6%
Zodiac Aerospace SA	89,170	6,991,700	0.3%
Other Securities		183,063,235	9.1%
TOTAL FRANCE		233,106,001	11.6%

GERMANY — (12.8%)
* Aareal Bank AG	423,110	8,478,484	0.4%
Aurubis AG	152,783	8,620,221	0.4%
Bilfinger Berger SE	162,980	14,547,368	0.7%
MTU Aero Engines Holding AG	176,697	11,832,506	0.6%
Rheinmetall AG	126,352	6,700,932	0.4%
Rhoen-Klinikum AG	406,308	8,107,235	0.4%
#* SGL Carbon SE	229,387	14,257,094	0.7%
Software AG	192,899	7,988,782	0.4%
Symrise AG	330,233	8,548,072	0.4%
Other Securities		204,125,996	10.2%
TOTAL GERMANY		293,206,690	14.6%

GREECE — (1.9%)
Other Securities		43,085,344	2.2%

109

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
IRELAND — (2.9%)
DCC P.L.C.	308,989	$8,564,908	0.4%
Dragon Oil P.L.C.	1,339,680	12,083,896	0.6%
Paddy Power P.L.C.	180,573	9,997,277	0.5%
Other Securities		35,360,315	1.8%
TOTAL IRELAND		66,006,396	3.3%

ISRAEL — (2.4%)
Other Securities		53,990,503	2.7%

ITALY — (7.1%)
# Banca Popolare di Sondrio Scarl	922,722	7,039,189	0.4%
Davide Campari - Milano SpA	990,609	7,652,926	0.4%
Prysmian SpA	653,038	9,872,100	0.5%
Other Securities		139,095,655	6.9%
TOTAL ITALY		163,659,870	8.2%

NETHERLANDS — (4.6%)
Aalberts Industries NV	384,012	6,753,750	0.3%
# Imtech NV	272,621	8,053,728	0.4%
Nutreco NV	145,366	9,658,003	0.5%
SBM Offshore NV	563,703	12,385,902	0.6%
Other Securities		69,399,633	3.5%
TOTAL NETHERLANDS		106,251,016	5.3%

NORWAY — (2.8%)
Other Securities		64,920,076	3.2%

PORTUGAL — (0.9%)
Other Securities		20,190,809	1.0%

SPAIN — (5.4%)
# Bolsas y Mercados Espanoles SA	236,082	6,761,301	0.3%
Ebro Foods SA	340,839	6,906,928	0.4%
#* Grifols SA	457,616	8,508,217	0.4%
Viscofan SA	183,430	7,043,085	0.4%
Other Securities		94,355,215	4.7%
TOTAL SPAIN		123,574,746	6.2%

SWEDEN — (8.3%)
* Castellum AB	548,218	7,421,699	0.4%
Elekta AB Series B	255,842	10,216,832	0.5%
* Lundin Petroleum AB	439,229	10,719,305	0.5%
* Meda AB Series A	750,311	7,635,753	0.4%
Trelleborg AB Series B	928,357	7,858,668	0.4%
Other Securities		146,210,677	7.3%
TOTAL SWEDEN		190,062,934	9.5%

110

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (14.1%)
* Aryzta AG	289,931	$13,979,948	0.7%
Bank Sarasin & Cie AG Series B	182,505	6,937,974	0.3%
* Clariant AG	699,758	7,577,735	0.4%
* Dufry AG	65,162	6,975,452	0.3%
# Galenica Holding AG	18,828	10,906,687	0.5%
GAM Holding AG	780,910	9,336,078	0.5%
Helvetia Holding AG	22,754	8,313,855	0.4%
Lonza Group AG	140,493	9,345,357	0.5%
* PSP Swiss Property AG	148,327	13,494,819	0.7%
* Sulzer AG	64,067	7,466,988	0.4%
Swiss Life Holding AG	93,938	11,537,216	0.6%
Other Securities		219,321,241	10.9%
TOTAL SWITZERLAND		325,193,350	16.2%
TOTAL COMMON STOCKS		1,992,744,029	99.6%

RIGHTS/WARRANTS — (0.1%)
BELGIUM — (0.0%)
Other Securities		1,402	0.0%

ITALY — (0.1%)
Other Securities		1,667,926	0.1%

NORWAY — (0.0%)
Other Securities		—	0.0%
TOTAL RIGHTS/WARRANTS		1,669,328	0.1%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.2%)
§@DFA Short Term Investment Fund	303,408,660	303,408,660	15.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%, 11/01/11
(Collateralized by FNMA 3.500%, 11/01/31,
valued at $1,237,089) to be repurchased at $1,212,836	$1,213	1,212,832	0.1%
TOTAL SECURITIES LENDING COLLATERAL		304,621,492	15.2%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,351,668,120)		$2,299,034,849	114.9%

111

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series’ investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$391,925	$48,843,986	—	$49,235,911
Belgium	518,454	66,723,160	—	67,241,614
Denmark	263,563	59,342,772	—	59,606,335
Finland	—	133,412,434	—	133,412,434
France	592,920	232,513,081	—	233,106,001
Germany	2,803,490	290,403,200	—	293,206,690
Greece	140,819	42,944,525	—	43,085,344
Ireland	38,612	65,967,784	—	66,006,396
Israel	2,399,465	51,591,038	—	53,990,503
Italy	—	163,659,870	—	163,659,870
Netherlands	309,421	105,941,595	—	106,251,016
Norway	901,048	64,019,028	—	64,920,076
Portugal	492,951	19,697,858	—	20,190,809
Spain	181,193	123,393,553	—	123,574,746
Sweden	2,260,761	187,802,173	—	190,062,934
Switzerland	339,294	324,854,056	—	325,193,350
Rights/Warrants
Belgium	355	1,047	—	1,402
Italy	1,667,926	—	—	1,667,926
Norway	—	—	—	—
Securities Lending Collateral	—	304,621,492	—	304,621,492
TOTAL	$13,302,197	$2,285,732,652	—	$2,299,034,849

See accompanying Notes to Financial Statements.
112

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2011

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (77.5%)
Consumer Discretionary — (7.9%)
	Astral Media, Inc. Class A	195,947	$6,727,170	0.9%
#	Cineplex, Inc.	191,278	5,079,637	0.7%
#	Corus Entertainment, Inc. Class B	295,300	5,655,658	0.8%
#	Dollarama, Inc.	197,346	7,428,565	1.0%
	Groupe Aeroplan, Inc.	696,151	8,017,872	1.1%
	RONA, Inc.	677,175	6,522,077	0.9%
	Other Securities		34,910,751	4.7%
Total Consumer Discretionary			74,341,730	10.1%

Consumer Staples — (2.4%)
	Jean Coutu Group PJC, Inc. Class A (The)	400,161	5,118,688	0.7%
	Other Securities		17,452,446	2.4%
Total Consumer Staples			22,571,134	3.1%

Energy — (19.8%)
*	Advantage Oil & Gas, Ltd.	1,098,231	5,828,585	0.8%
#	AltaGas, Ltd.	276,864	8,169,120	1.1%
#*	Bankers Petroleum, Ltd.	810,182	4,307,965	0.6%
#*	Birchcliff Energy, Ltd.	355,600	5,394,203	0.7%
*	BlackPearl Resources, Inc.	954,830	4,550,231	0.6%
*	Celtic Exploration, Ltd.	269,000	6,663,266	0.9%
#	Daylight Energy, Ltd.	739,288	7,305,730	1.0%
*	Gran Tierra Energy, Inc.	969,291	5,941,678	0.8%
#	Keyera Corp.	92,651	4,226,577	0.6%
#	Mullen Group, Ltd.	274,057	5,507,260	0.7%
#	NAL Energy Corp.	517,913	4,588,083	0.6%
*	Paramount Resources, Ltd. Class A	136,127	4,953,425	0.7%
	ShawCor, Ltd. Class A	222,500	5,323,928	0.7%
#	Trilogy Energy Corp.	191,610	6,528,293	0.9%
	Other Securities		108,079,045	14.7%
Total Energy			187,367,389	25.4%

Financials — (5.6%)
#	AGF Management, Ltd. Class B	330,879	5,304,687	0.7%
	Canadian Western Bank	255,372	7,301,833	1.0%
	Home Capital Group, Inc.	120,600	5,454,375	0.7%
	Laurentian Bank of Canada	92,400	4,262,405	0.6%
	TMX Group, Inc.	231,476	10,171,707	1.4%
	Other Securities		20,797,284	2.8%
Total Financials			53,292,291	7.2%

Health Care — (1.6%)
	Other Securities		14,813,008	2.0%

Industrials — (7.0%)
	Progressive Waste Solutions, Ltd.	209,167	4,406,829	0.6%
#	Ritchie Brothers Auctioneers, Inc.	244,637	4,869,424	0.7%
	Russel Metals, Inc.	243,400	5,601,802	0.8%

113

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Toromont Industries, Ltd.	282,567	$5,301,232	0.7%
#*	Westport Innovations, Inc.	189,501	5,718,776	0.8%
	Other Securities		40,046,544	5.4%
Total Industrials			65,944,607	9.0%

Information Technology — (4.3%)
*	Celestica, Inc.	847,607	7,032,566	0.9%
	MacDonald Dettweiler & Associates, Ltd.	111,753	5,023,980	0.7%
*	Open Text Corp.	107,738	6,594,528	0.9%
	Wi-Lan, Inc.	666,819	4,963,930	0.7%
	Other Securities		17,427,010	2.4%
Total Information Technology			41,042,014	5.6%

Materials — (26.6%)
	Alamos Gold, Inc.	423,220	7,833,869	1.1%
#*	AuRico Gold, Inc.	967,320	9,365,074	1.3%
*	Detour Gold Corp.	237,256	7,854,977	1.1%
*	Euro Goldfields, Ltd.	521,960	5,875,487	0.8%
*	First Majestic Silver Corp.	350,583	5,954,723	0.8%
#	HudBay Minerals, Inc.	611,960	6,704,392	0.9%
	Major Drilling Group International, Inc.	319,200	4,268,810	0.6%
#	Methanex Corp.	289,704	7,469,669	1.0%
#*	NovaGold Resources, Inc.	612,655	5,624,071	0.8%
*	Quadra FNX Mining, Ltd.	408,502	4,713,091	0.6%
#*	SEMAFO, Inc.	905,185	6,947,244	0.9%
	Sherritt International Corp.	1,571,926	9,036,505	1.2%
#	Silvercorp Metals, Inc.	620,630	5,771,999	0.8%
	West Fraser Timber Co., Ltd.	131,316	5,664,999	0.8%
	Other Securities		157,883,063	21.4%
Total Materials			250,967,973	34.1%

Telecommunication Services — (0.3%)
	Other Securities		2,467,484	0.3%

Utilities — (2.0%)
#	Just Energy Group, Inc.	467,883	5,050,836	0.7%
	Other Securities		13,927,682	1.9%
Total Utilities			18,978,518	2.6%
TOTAL COMMON STOCKS			731,786,148	99.4%

RIGHTS/WARRANTS — (0.0%)
	Other Securities		43,371	0.0%
114

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (22.5%)
§@DFA Short Term Investment Fund	210,374,890	$210,374,890	28.6%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%, 11/01/11
(Collateralized by FNMA 3.500%, 11/01/31,
valued at $2,366,389) to be repurchased at $2,319,996	$2,320	2,319,989	0.3%
TOTAL SECURITIES LENDING COLLATERAL		212,694,879	28.9%

TOTAL INVESTMENTS — (100.0%)
(Cost $970,256,943)		$944,524,398	128.3%

Summary of inputs used to value the Series’ investments as of October 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$74,341,730	—	—	$74,341,730
Consumer Staples	22,571,134	—	—	22,571,134
Energy	187,367,389	—	—	187,367,389
Financials	53,292,291	—	—	53,292,291
Health Care	14,813,008	—	—	14,813,008
Industrials	65,944,607	—	—	65,944,607
Information Technology	41,042,014	—	—	41,042,014
Materials	250,967,973	—	—	250,967,973
Telecommunication Services	2,467,484	—	—	2,467,484
Utilities	18,978,518	—	—	18,978,518
Rights/Warrants	32,434	$10,937	—	43,371
Securities Lending Collateral	—	212,694,879	—	212,694,879
TOTAL	$731,818,582	$212,705,816	—	$944,524,398

See accompanying Notes to Financial Statements.
115

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $156,852,
$144,935, $8,627, $329,505 and $203,924
of securities on loan, respectively)	$1,529,729	$820,094	$1,067,632	$1,795,466	$686,263
Collateral Received from Securities on
Loan at Value & Cost	654	849	2,192	170	422
Affiliated Collateral Received from
Securities on Loan at Value & Cost	166,000	165,000	7,000	353,000	215,000
Foreign Currencies at Value	357	959	284	4,135	187
Cash	2,479	7,198	4,958	11,420	1,257
Receivables:
Investment Securities Sold	—	1,426	64	208	9,544
Dividends and Tax Reclaims	1,894	1,505	3,270	2,176	1,601
Securities Lending Income	159	224	18	550	165
Unrealized Gain on Foreign Currency
Contracts	—	7	5	1	—
Prepaid Expenses and Other Assets	3	2	2	5	2
Total Assets	1,701,275	997,264	1,085,425	2,167,131	914,441
LIABILITIES:
Upon Return of Securities Loaned	166,654	165,849	9,192	353,170	215,422
Investment Securities Purchased	—	722	1,195	5,408	1,426
Due to Advisor	134	75	94	160	61
Accrued Expenses and Other Liabilities	90	74	53	308	135
Total Liabilities	166,878	166,720	10,534	359,046	217,044
NET ASSETS	$1,534,397	$830,544	$1,074,891	$1,808,085	$697,397
Investments at Cost	$1,665,582	$868,947	$1,109,508	$2,059,225	$751,747
Foreign Currencies at Cost	$353	$946	$283	$4,142	$184

See accompanying Notes to Financial Statements.
116

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2011

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $168,689,
$171,355, $5,273, $284,106 and $201,676
of securities on loan, respectively)	$1,486,514	$892,066	$1,126,680	$1,994,413	$731,829
Collateral Received from Securities on
Loan at Value & Cost	375	497	2,521	1,213	2,320
Affiliated Collateral Received from
Securities on Loan at Value & Cost	179,335	194,946	3,124	303,409	210,375
Foreign Currencies at Value	113	10,013	15,561	180	101
Cash	416	545	198	851	692
Receivables:
Investment Securities Sold	—	24	—	339	67
Dividends and Tax Reclaims	10,774	1,914	3,539	3,302	517
Securities Lending Income	168	213	13	472	184
Fund Shares Sold	5,055	3,000	—	3,000	3,000
Total Assets	1,682,750	1,103,218	1,151,636	2,307,179	949,085
LIABILITIES:
Payables:
Upon Return of Securities Loaned	179,710	195,443	5,645	304,622	212,695
Investment Securities Purchased	—	848	—	459	25
Fund Shares Redeemed	—	33	12,001	19	—
Due to Advisor	129	71	90	161	57
Unrealized Loss on Foreign Currency
Contracts	—	12	—	—	—
Accrued Expenses and Other Liabilities	96	77	55	155	46
Total Liabilities	179,935	196,484	17,791	305,416	212,823
NET ASSETS	$1,502,815	$906,734	$1,133,845	$2,001,763	$736,262
Investments at Cost	$1,635,033	$853,139	$1,098,317	$2,047,047	$757,562
Foreign Currencies at Cost	$115	$9,776	$15,576	$181	$100

See accompanying Notes to Financial Statements.
117

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2011

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes
Withheld of $2,246, $971, $13, $8,010
and $2,212, respectively)	$29,941	$36,085	$44,170	$56,938	$12,539
Interest	5	2	3	28	5
Income from Securities Lending	1,938	2,502	246	8,288	2,514
Total Investment Income	31,884	38,589	44,419	65,254	15,058
Expenses
Investment Advisory Services Fees	1,442	979	1,142	2,274	810
Accounting & Transfer Agent Fees	159	116	131	237	100
Custodian Fees	316	454	106	779	222
Shareholders’ Reports	8	6	6	13	4
Directors’/Trustees’ Fees & Expenses	12	9	10	20	7
Professional Fees	33	24	27	72	19
Other	19	14	14	28	6
Total Expenses	1,989	1,602	1,436	3,423	1,168
Fees Paid Indirectly	(1)	—	(1)	(1)	—
Net Expenses	1,988	1,602	1,435	3,422	1,168
Net Investment Income (Loss)	29,896	36,987	42,984	61,832	13,890
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	17,637	71,818	18,980	66,872	38,405
Futures	—	—	—	(287)	—
Foreign Currency Transactions	93	521	33	(576)	(110)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	66,983	(158,023)	(66,130)	(377,057)	(68,747)
Translation of Foreign Currency
Denominated Amounts	(598)	109	53	52	4
Net Realized and Unrealized
Gain (Loss)	84,115	(85,575)	(47,064)	(310,996)	(30,448)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$114,011	$(48,588)	$(4,080)	$(249,164)	$(16,558)

See accompanying Notes to Financial Statements.
118

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese		The Asia Pacific
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2011	2010	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,896	$23,032	$36,987	$28,020
Net Realized Gain (Loss) on:
Investment Securities Sold	17,637	(15,709)	71,818	46,684
Foreign Currency Transactions	93	792	521	(20)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	66,983	(460)	(158,023)	129,509
Translation of Foreign Currency
Denominated Amounts	(598)	315	109	(75)
Net Increase (Decrease) in Net Assets
Resulting from Operations	114,011	7,970	(48,588)	204,118
Transactions in Interest:
Contributions	212,545	61,990	80,765	85,604
Withdrawals	(35,341)	(41,396)	(60,581)	(35,581)
Net Increase (Decrease) from
Transactions in Interest	177,204	20,594	20,184	50,023
Total Increase (Decrease) in Net Assets	291,215	28,564	(28,404)	254,141
Net Assets
Beginning of Period	1,211,600	1,183,036	935,138	680,997
End of Period	$1,502,815	$1,211,600	$906,734	$935,138

See accompanying Notes to Financial Statements.
119

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom		The Continental
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2011	2010	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,984	$24,392	$61,832	$38,583
Net Realized Gain (Loss) on:
Investment Securities Sold	18,980	35,525	66,872	72,573
Futures	—	—	(287)	—
Foreign Currency Transactions	33	126	(576)	811
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(66,130)	152,112	(377,057)	156,901
Translation of Foreign Currency
Denominated Amounts	53	(30)	52	30
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,080)	212,125	(249,164)	268,898
Transactions in Interest:
Contributions	125,970	59,131	225,654	199,653
Withdrawals	(24,739)	(5,034)	(47,211)	(26,959)
Net Increase (Decrease) from
Transactions in Interest	101,231	54,097	178,443	172,694
Total Increase (Decrease) in Net Assets	97,151	266,222	(70,721)	441,592
Net Assets
Beginning of Period	1,036,694	770,472	2,072,484	1,630,892
End of Period	$1,133,845	$1,036,694	$2,001,763	$2,072,484

See accompanying Notes to Financial Statements.
120

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian
	Small Company
	Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,890	$5,240
Net Realized Gain (Loss) on:
Investment Securities Sold	38,405	6,585
Foreign Currency Transactions	(110)	40
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(68,747)	168,950
Translation of Foreign Currency Denominated Amounts	4	(11)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,558)	180,804
Transactions in Interest:
Contributions	130,949	117,737
Withdrawals	(41,851)	—
Net Increase (Decrease) from Transactions in Interest	89,098	117,737
Total Increase (Decrease) in Net Assets	72,540	298,541
Net Assets
Beginning of Period	663,722	365,181
End of Period	$736,262	$663,722

See accompanying Notes to Financial Statements.
121

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
				Period							Period
	Year	Year	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year
	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,
	2011	2010	2009	2008		2007	2006	2011	2010	2009	2008		2007	2006
Total Return	10.07%	0.72%	22.69%	(26.87)	%(C)	(1.16)%	(2.28)%	(5.15)%	28.91%	84.98%	(57.75)	%(C)	47.23%	38.26%
Net Assets, End of Period
(thousands)	$1,502,815	$1,211,600	$1,183,036	$1,062,964		$1,504,821	$1,385,722	$906,734	$935,138	$680,997	$441,237		$1,205,154	$749,627
Ratio of Expenses to Average
Net Assets	0.14%	0.14%	0.15%	0.13	%(B)	0.13%	0.14%	0.16%	0.17%	0.18%	0.15	%(B)	0.15%	0.17%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.14%	0.14%	0.15%	0.13	%(B)	0.13%	0.14%	0.16%	0.17%	0.18%	0.15	%(B)	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.07%	1.95%	2.15%	2.64	%(B)	1.94%	1.68%	3.78%	3.64%	4.00%	4.33	%(B)	3.58%	4.19%
Portfolio Turnover Rate	5%	10%	7%	10	%(C)	9%	9%	17%	18%	23%	20	%(C)	25%	14%

	The United Kingdom Small Company Series							The Continental Small Company Series
				Period							Period
	Year	Year	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year	Year
	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Nov. 30,
	2011	2010	2009	2008		2007	2006	2011	2010	2009	2008		2007	2006
Total Return	0.20%	25.94%	43.51%	(50.77)	%(C)	2.42%	44.80%	(10.75)%	15.37%	43.78%	(49.66)	%(C)	17.49%	47.10%
Net Assets, End of Period
(thousands)	$1,133,845	$1,036,694	$770,472	$555,390		$1,158,580	$1,117,826	$2,001,763	$2,072,484	$1,630,892	$1,111,585		$2,256,122	$1,875,194
Ratio of Expenses to Average
Net Assets	0.13%	0.13%	0.14%	0.12	%(B)	0.12%	0.13%	0.15%	0.15%	0.16%	0.14	%(B)	0.14%	0.15%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.13%	0.14%	0.12	%(B)	0.12%	0.13%	0.15%	0.15%	0.16%	0.14	%(B)	0.14%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.76%	2.86%	4.02%	3.79	%(B)	2.72%	2.70%	2.72%	2.24%	2.93%	3.49	%(B)	2.16%	2.27%
Portfolio Turnover Rate	7%	15%	10%	25	%(C)	12%	8%	10%	12%	7%	18	%(C)	12%	7%
See page 63 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
122

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Period		Period
	Ended	Ended	Ended	Dec. 1, 2007		April 2, 2007(a)
	Oct. 31,	Oct. 31,	Oct. 31,	to		to
	2011	2010	2009	Oct. 31, 2008		Nov. 30, 2007
Total Return	0.27%	43.17%	61.67%	(56.44)	%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$736,262	$663,722	$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.14%	0.15%	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.72%	1.05%	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	24%	10%	23%	21	%(C)	6	%(C)
See page 63 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
123

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
October 31, 2011

A. Organization:

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which five are included in this section of the report (collectively, the “Series”).

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

     Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment

124

Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

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     Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

     Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For the year ended October 31, 2011, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

     In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$1
The Asia Pacific Small Company Series	—
The United Kingdom Small Company Series	1
The Continental Small Company Series	1
The Canadian Small Company Series	—

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Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2011, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$37
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	21
The Continental Small Company Series	44
The Canadian Small Company Series	10

E. Purchases and Sales of Securities:

     For the year ended October 31, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$269,316	$69,415
The Asia Pacific Small Company Series	208,234	167,484
The United Kingdom Small Company Series	223,610	82,231
The Continental Small Company Series	456,167	215,427
The Canadian Small Company Series	280,913	195,028

     There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

     No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

     At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$1,819,229	$164,477	$(317,482)	$(153,005)
The Asia Pacific Small Company Series	1,076,850	214,050	(203,391)	10,659
The United Kingdom Small Company Series	1,111,769	242,578	(222,022)	20,556
The Continental Small Company Series	2,356,891	455,824	(513,680)	(57,856)
The Canadian Small Company Series	984,551	118,412	(158,439)	(40,027)

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

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     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

Derivative Financial Instruments:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

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     The following is a summary of the Series’ location and value of derivative instrument holdings on the Series’ Statements of Operations categorized by primary risk exposure for the year ended October 31, 2011 (amounts in thousands):

	Location on the Statements	Equity
	of Operations	Contracts
The Continental Small Company Series*	Net Realized Gain (Loss) on Futures	$(287)

*As of October 31, 2011, there were no futures contracts outstanding. During the year ended October 31, 2011, the Series had limited activity in futures contracts.

H. Line of Credit:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Series under this line of credit during the year ended October 31, 2011.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2011, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	0.88%	$625	16	—	$4,628
The Asia Pacific Small Company Series	0.85%	446	51	$1	2,968
The United Kingdom Small Company Series	0.91%	117	19	—	1,227
The Continental Small Company Series	0.83%	574	11	—	2,038

*Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series’ available line of credit was utilized.

     There were no outstanding borrowings by the Series under this line of credit as of October 31, 2011.

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I. Securities Lending:

     As of October 31, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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L. Other:

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent event requiring recognition or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within the DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

     Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the “Performance Committee”) and an Independent Review Committee (the “Review Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

     Each Board’s Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

     Each Board’s Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 64	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	94 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 72	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	94 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Trustee, Harbor Fund (registered investment company) (30 Portfolios) (since 1994). Formerly, Member of the Board of Milwaukee Mutual Insurance Company (1997-2010).
Roger G. Ibbotson Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	94 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).
Edward P. Lazear Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 Age: 63	DFAITC - since 2010 DFAIDG - since 2010 DIG - since 2010 DEM - since 2010	94 portfolios in 4 investment companies	Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006-2009). Formerly, Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005).
Myron S. Scholes Director of DFAIDG and DIG. Trustee of DFAITC and DEM. c/o Dimensional Fund Advisors, L.P. 6300 Bee Cave Road Building 1 Austin, TX 78746 Age: 70	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	94 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, American Century Fund Complex (registered investment companies) (40 Portfolios) (since 1980). Formerly, Director, Chicago Mercantile Exchange (2001-2008).
Abbie J. Smith Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 58	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	94 portfolios in 4 investment companies	Boris and Irene Stern Distinguished Service Professor of Accounting, The University of Chicago Booth School of Business (since 1980). Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Trustee, UBS Funds (3 investment companies within the fund complex) (52 portfolios) (since 2009).

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman,
Director, Co-Chief Executive
Officer and President of
DFAIDG and DIG.
Chairman, Trustee, Co-Chief
Executive Officer and
President of DFAITC and DEM.
6300 Bee Cave Road,
Building One
Austin, Texas 78746
Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	94 portfolios in 4 investment companies	Chairman, Director/Trustee, President, and Co-Chief Executive Officer (since January 2010) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC, DFA Australia Limited and Dimensional Cayman Commodity Fund I Ltd. Chairman and President of Dimensional SmartNest LLC and Dimensional SmartNest (US) LLC. Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Chief Executive Officer (until 2010) and Chief Investment Officer (2003-2007) of Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company and Dimensional Holdings Inc. Formerly, Chief Investment Officer of Dimensional Fund Advisors Ltd. Formerly, President and Chief Investment Officer of DFA Australia Limited. Formerly, Director, SA Funds (registered investment company).
Eduardo A. Repetto Director,
Co-Chief Executive Officer
and Chief Investment Officer
of DFAIDG and DIG. Trustee,
Co-Chief Executive Officer
and Chief Investment Officer
of DFAITC and DEM.
6300 Bee Cave Road,
Building One
Austin, TX 78746
Age: 44	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	94 portfolios in 4 investment companies	Co-Chief Executive Officer (since January 2010), Chief Investment Officer (since March 2007) and Director/Trustee of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company and Dimensional Cayman Commodity Fund I Ltd. Co-Chief Executive Officer, President and Chief Investment Officer of Dimensional Fund Advisors Canada ULC. Chief Investment Officer, Vice President and Director of DFA Australia Limited. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Funds II PLC. Co-Chief Executive Officer of Dimensional SmartNest LLC and Dimensional SmartNest (US) LLC. Formerly, Vice President of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company and Dimensional Fund Advisors Canada ULC.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

135

Officers

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President, Global Business Development Age: 48	Since 2008	Vice President, Global Business Development of all the DFA Entities. Chief Learning Officer of Dimensional (September 2008-October 2011). Formerly, Regional Director of Dimensional (2004-2008).
Darryl D. Avery Vice President Age: 45	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow Vice President Age: 55	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
John T. Blood Vice President Age: 42	Since 2011	Vice President of all the DFA Entities. Regional Director for Dimensional (2010). Formerly, Chief Market Strategist at Commonwealth Financial (2007-2010); Director of Research at Commonwealth Financial (2000-2007).
Scott A. Bosworth Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 44	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Fund Advisors Canada ULC (since 2003) and Dimensional Cayman Commodity Fund I Ltd.
David P. Butler Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional (January 1995 to January 2005).
James G. Charles Vice President Age: 55	Since 2011	Vice President of all the DFA Entities. Regional Director for Dimensional (2008-2010). Formerly, Vice President, Client Portfolio Manager at American Century Investments (2001-2008).
Joseph H. Chi Vice President Age: 45	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since October 2005).
Stephen A. Clark Vice President Age: 39	Since 2004	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Robert P. Cornell Vice President Age: 62	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
George H. Crane Vice President Age: 56	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008). Managing Director, Head of Investment Administration and Operations at State Street Research & Management Company (2002-2005).
Christopher S. Crossan Vice President and Global Chief Compliance Officer Age: 45	Since 2004	Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional SmartNest LLC and Dimensional SmartNest (US) LLC. Chief Compliance Officer of Dimensional Fund Advisors Canada ULC.

136

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
James L. Davis Vice President Age: 54	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 54	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Peter F. Dillard Vice President Age: 39	Since 2010	Vice President of all the DFA Entities. Research Associate for Dimensional (since August 2008). Formerly, Research Assistant for Dimensional (April 2006-August 2008).
Robert W. Dintzner Vice President and Chief Communications Officer Age: 41	Since 2001	Vice President of all the DFA Entities. Chief Communications Officer of Dimensional (since 2010).
Richard A. Eustice Vice President and Assistant Secretary Age: 46	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 40	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall Vice President Age: 37	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004).
Jeremy P. Freeman Vice President Age: 40	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).
Mark R. Gochnour Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 37	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Joel H. Hefner Vice President Age: 43	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie C. Henderson Vice President and Fund Controller Age: 37	Since 2005	Vice President and Fund Controller of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Kevin B. Hight Vice President Age: 43	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho Vice President Age: 43	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath Vice President Age: 51	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).

137

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Jeff J. Jeon Vice President Age: 37	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Patrick M. Keating Vice President and Chief Operating Officer Age: 56	Since 2003

Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. and Chief Operating Officer of Dimensional and Dimensional Cayman Commodity Fund I Ltd. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

David M. Kershner Vice President Age: 40	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since June 2004).
Timothy R. Kohn Vice President Age: 40	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional (since August 2010). Formerly, Chief DC Strategist, Barclays Global Investors (2005-2009).
Joseph F. Kolerich Vice President Age: 39	Since 2004	Vice President of all the DFA Entities.
Stephen W. Kurad Vice President Age: 42	Since 2011	Vice President of all the DFA Entities. Regional Director for Dimensional (2007-2010).
Michael F. Lane Vice President Age: 44	Since 2004	Vice President of all the DFA Entities.
Juliet Lee Vice President Age: 40	Since 2005	Vice President of all the DFA Entities.
Marlena I. Lee Vice President Age: 30	Since 2011	Vice President of all the DFA Entities. Research Associate for Dimensional (July 2008-2010).
Apollo D. Lupescu Vice President Age: 42	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional (since February 2004).
Kenneth M. Manell Vice President Age: 38	Since 2010

Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Counsel for Dimensional (since September 2006). Formerly, Assistant General Counsel at Castle & Cooke (January 2004-September 2006).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 41	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008), and Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 54	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC, Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and Dimensional Cayman Commidity Fund I Ltd. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007).

138

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Catherine L. Newell Vice President and Secretary Age: 47	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and Dimensional Cayman Commodity Fund I Ltd. Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian A. Newton Vice President Age: 36	Since 2009	Vice President of all DFA Entities. Web Services Manager for Dimensional (since January 2008). Formerly, Design Manager of Dimensional (2005-2008).
Pamela B. Noble Vice President Age: 47	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (2008-2010). Formerly, Vice President and Portfolio Manager at USAA Investment Management Company (2001-2006).
Carolyn L. O Vice President Age: 37	Since 2010

Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Counsel for Dimensional (2007-2011). Formerly, Associate at K&L Gates LLP (January 2004-September 2007).

Gerard K. O’Reilly Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2004 to 2006).
Daniel C. Ong Vice President Age: 37	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since July 2005).
Kyle K. Ozaki Vice President Age: 33	Since 2010

Vice President of all the DFA Entities. Senior Compliance Officer for Dimensional (since January 2008). Formerly, Compliance Officer (February 2006-December 2007) and Compliance Analyst (August 2004-January 2006) for Dimensional.

David A. Plecha Vice President Age: 50	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu Vice President Age: 40	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (July 2006-2010).
Stephen A. Quance Vice President Age: 37	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (October 2006-2010).
Theodore W. Randall Vice President Age: 38	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 40	Since 2005	Vice President of all the DFA Entities.
Julie A. Saft Vice President Age: 52	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional (since July 2008). Formerly, Senior Manager at Vanguard (November 1997-July 2008).
David E. Schneider Vice President Age: 65	Since 2001	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC. Head of Institutional Services of Dimensional.
Walid A. Shinnawi Vice President Age: 49	Since 2010	Vice President of all the DFA Entities. Regional Director for Dimensional (since March 2006). Formerly, Senior Director at Moody’s KMV (1999-March 2006).

139

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Bruce A. Simmons Vice President Age: 46	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007).

Edward R. Simpson Vice President Age: 43	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 36	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Andrew D. Smith Vice President Age: 43	Since 2011	Vice President of all the DFA Entities. Project Manager for Dimensional (2007-2010). Formerly, Business Analyst Manager, National Instruments (2003-2007).
Grady M. Smith Vice President Age: 55	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Carl G. Snyder Vice President Age: 48	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 63	Since 2004	Vice President of all the DFA Entities.
Bradley G. Steiman Vice President Age: 38	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 53	Since 2009	Vice President of all the DFA Entities. Senior Manager, Technology for Dimensional (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 45	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Brian J. Walsh Vice President Age: 41	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since 2004).
Weston J. Wellington Vice President Age: 60	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Ryan J. Wiley Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006) for Dimensional.
Paul E. Wise Vice President Age: 56	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004).
John S. Wotowicz Vice President Age: 47	Since 2010	Vice President of all the DFA Entities. Formerly, Managing Director at Morgan Stanley (1999-2007).
Joseph L. Young Vice President Age: 33	Since 2011	Vice President of all the DFA Entities. Regional Director for Dimensional (2005-2010).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

140

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

141

NOTICE TO SHAREHOLDERS
(Unaudited)

     For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualifying For
	Net				Corporate					Qualifying
	Investment	Short-Term	Long-Term		Dividends	Qualifying	Foreign	Foreign	Qualifying	Short-Term
DFA Investment	Income	Capital Gain	Capital Gain	Total	Received	Dividend	Tax	Source	Interest	Capital
Dimensions Group Inc.	Distributions	Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Credit(3)	Income(4)	Income(5)	Gain(6)
International Small Company
Portfolio	97%	—	3%	100%	100%	100%	3%	93%	100%	100%
____________________

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

142

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PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND

LWI FINANCIAL INC.
3055 OLIN AVENUE, SUITE 2000 | SAN JOSE, CA 95128
800.366.7266 | SA-FUNDS.COM

SA FUNDS ARE SPONSORED BY LWI FINANCIAL INC.
AND DISTRIBUTED BY LORING WARD SECURITIES INC.,
MEMBER FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 97.9%
Australia — 5.8%
Australia & New Zealand
Banking Group, 4.375%,
5/24/12	EUR	3,500,000	$4,579,148
National Australia Bank Ltd.,
5.375%, 12/08/14	GBP	1,500,000	2,517,064
Suncorp-Metway Ltd., 4.000%,
1/16/14	GBP	7,000,000	11,535,305
Westpac Banking Corp., 2.900%,
9/10/14	USD	5,000,000	5,228,205
Westpac Banking Corp., 3.000%,
8/04/15(a)	USD	2,000,000	2,024,916
Westpac Banking Corp., 3.750%,
12/01/14	CAD	6,000,000	5,991,755
			31,876,393
Austria — 2.0%
Oesterreichische Kontrollbank
AG, 1.750%, 10/05/15(a)	USD	3,000,000	2,987,736
Oesterreichische Kontrollbank
AG, 2.000%, 6/03/16	USD	8,000,000	7,982,136
			10,969,872
Canada — 14.3%
Bank of Nova Scotia, 3.400%,
1/22/15(a)	USD	5,000,000	5,255,690
Bank of Nova Scotia, 3.430%,
7/16/14	CAD	2,000,000	2,042,739
Canada Housing Trust No 1,
2.750%, 12/15/14(b)	CAD	14,000,000	14,366,371
Province of Alberta Canada,
2.750%, 12/01/14	CAD	13,800,000	14,136,889
Province of Ontario Canada,
4.100%, 6/16/14(a)	USD	9,800,000	10,536,627
Province of Ontario Canada,
5.125%, 11/21/12	GBP	1,200,000	1,931,292
Royal Bank of Canada, 2.875%,
4/19/16(a)	USD	4,500,000	4,669,933
Royal Bank of Canada, 4.970%,
6/05/14	CAD	6,000,000	6,339,121
Royal Bank of Canada, 5.060%,
7/17/13	CAD	4,000,000	4,140,682
Toronto-Dominion Bank (The),
2.375%, 10/19/16(a)	USD	15,500,000	15,790,470
			79,209,814
Finland — 1.5%
Municipality Finance PLC,
2.375%, 5/16/16	USD	4,000,000	4,129,592
Republic of Finland, 2.250%,
3/17/16	USD	4,000,000	4,173,956
			8,303,548
France — 11.3%
Agence Francaise de
Developpement, 4.875%,
10/30/13	GBP	1,400,000	2,283,997
Agence Francaise de
Developpement, 5.125%,
4/25/12	EUR	7,670,000	10,061,926
Caisse d'Amortissement de la
Dette Sociale, 2.250%,
12/07/15	GBP	2,300,000	3,486,960
Caisse d'Amortissement de la
Dette Sociale, 5.250%,
10/25/12	EUR	7,250,000	9,694,889
Reseau Ferre de France, 2.375%,
12/23/15(a)	GBP	8,700,000	13,556,605
Societe Financement de
l'Economie Francaise, 2.875%,
9/22/14	USD	8,500,000	8,595,455
Total Capital SA, 5.500%,
1/29/13	GBP	2,200,000	3,578,595
Total Capital SA, 5.625%,
1/25/12	AUD	10,900,000	11,155,413
			62,413,840
Germany — 8.8%
IKB Deutsche Industriebank AG,
2.125%, 9/10/12	EUR	2,000,000	2,609,465
Kreditanstalt fuer Wiederaufbau,
3.125%, 12/08/14	GBP	1,000,000	1,635,630
Kreditanstalt fuer Wiederaufbau,
3.750%, 9/07/16	GBP	2,600,000	4,395,492
Kreditanstalt fuer Wiederaufbau,
4.125%, 10/15/14(a)	USD	1,000,000	1,084,380
Kreditanstalt fuer Wiederaufbau,
4.625%, 10/12/12	EUR	4,000,000	5,337,406
Kreditanstalt fuer Wiederaufbau,
5.500%, 12/07/15	GBP	1,600,000	2,859,893
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
1.000%, 10/15/13	USD	2,400,000	2,398,385
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.250%, 7/15/16	USD	13,200,000	13,389,460
Landwirtschaftliche Rentenbank,
2.500%, 2/15/16(a)	USD	2,800,000	2,928,411
Landwirtschaftliche Rentenbank,
3.125%, 7/15/15	USD	1,000,000	1,062,028
Landwirtschaftliche Rentenbank,
3.875%, 3/14/12	EUR	4,800,000	6,256,044
NRW. Bank, 2.625%, 12/07/12	GBP	3,000,000	4,715,183
			48,671,777
Japan — 0.2%
Development Bank of Japan,
4.250%, 6/09/15	USD	1,000,000	1,097,349

Netherlands — 8.7%
Bank Nederlandse Gemeenten
NV, 2.625%, 12/10/13	GBP	2,200,000	3,481,563
Bank Nederlandse Gemeenten
NV, 2.750%, 7/01/15	USD	9,000,000	9,239,247
Bank Nederlandse Gemeenten
NV, 4.750%, 4/22/13(a)	GBP	1,400,000	2,266,919
Nederlandse Waterschapsbank
NV, 2.000%, 9/09/15	USD	2,400,000	2,393,347
Nederlandse Waterschapsbank
NV, 2.375%, 6/04/15	EUR	8,100,000	10,682,530
Nederlandse Waterschapsbank
NV, 3.000%, 3/17/15	USD	1,000,000	1,030,661
NIBC Bank NV, 3.500%,
4/07/14	EUR	3,000,000	4,074,070
Rabobank Nederland NV,
4.000%, 9/10/15	GBP	9,000,000	14,638,867
			47,807,204

1

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
New Zealand — 1.0%
ASB Finance Ltd., 3.250%,
12/09/13	GBP	3,700,000	$5,772,101

Norway — 4.9%
Eksportfinans ASA, 2.375%,
5/25/16(a)	USD	11,000,000	8,918,239
Eksportfinans ASA, 5.500%,
5/25/16(a)	USD	3,000,000	2,768,814
Kommunalbanken AS, 2.250%,
12/30/13(a)	GBP	1,700,000	2,695,212
Kommunalbanken AS, 2.375%,
1/19/16	USD	7,500,000	7,641,960
Kommunalbanken AS, 2.875%,
10/27/14	USD	4,780,000	4,947,769
			26,971,994
Supranational — 15.9%
African Development Bank,
3.000%, 5/27/14	USD	12,000,000	12,661,692
Asian Development Bank,
2.625%, 2/09/15	USD	2,622,000	2,766,682
Council of Europe Development
Bank, 5.000%, 1/29/14	USD	1,500,000	1,621,257
Council of Europe Development
Bank, 5.500%, 1/18/12	AUD	2,000,000	2,045,999
Eurofima, 4.250%, 2/04/14	USD	7,600,000	8,007,580
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,747,083
European Bank for
Reconstruction &
Development, 0.500%, 1/30/15	EUR	5,634,000	7,012,392
European Bank for
Reconstruction and
Development, 5.875%, 8/04/14	GBP	1,000,000	1,743,027
European Investment Bank,
2.750%, 3/23/15	USD	2,000,000	2,079,096
European Investment Bank,
2.875%, 1/15/15	USD	1,300,000	1,354,241
European Investment Bank,
3.000%, 12/07/15	GBP	500,000	804,334
European Investment Bank,
4.500%, 1/14/13	GBP	3,400,000	5,463,207
European Investment Bank,
6.250%, 4/15/14	GBP	2,600,000	4,446,393
International Bank for
Reconstruction &
Development, 0.500%, 9/11/12	AUD	9,000,000	8,970,838
International Bank for
Reconstruction &
Development, 5.375%,
1/15/14(a)	GBP	700,000	1,186,963
International Finance Facility for
Immunisation, 3.375%,
5/15/14	GBP	8,800,000	14,428,234
Nordic Investment Bank,
2.500%, 7/15/15(a)	USD	1,000,000	1,054,153
Nordic Investment Bank,
2.625%, 10/06/14(a)	USD	2,000,000	2,099,996
Nordic Investment Bank,
3.000%, 4/08/14(a)	EUR	5,000,000	6,741,356
Nordic Investment Bank,
5.750%, 12/16/14	GBP	1,040,000	1,841,311
			88,075,834
Sweden — 3.7%
Nordea Bank AB, 3.875%,
12/15/15	GBP	4,100,000	6,626,914
Svensk Exportkredit AB,
2.125%, 7/13/16	USD	3,000,000	2,977,170
Svensk Exportkredit AB,
3.250%, 9/16/14	USD	10,400,000	10,751,780
			20,355,864
United Kingdom — 2.9%
Network Rail Infrastructure
Finance PLC, 4.875%, 3/07/12	GBP	1,000,000	1,563,231
United Kingdom Gilt, 2.250%,
3/07/14	GBP	7,800,000	12,625,906
United Kingdom Gilt, 2.750%,
1/22/15	GBP	1,000,000	1,660,949
			15,850,086
United States — 16.9%
Bank of New York Mellon Corp.
(The), 2.300%, 7/28/16	USD	2,285,000	2,294,563
Bank of New York Mellon Corp.
(The), 2.500%, 1/15/16	USD	1,500,000	1,520,567
Bank of New York Mellon Corp.
(The), 4.300%, 5/15/14(a)	USD	3,000,000	3,220,668
Bank of New York Mellon Corp.
(The), 5.125%, 8/27/13	USD	4,075,000	4,337,389
Berkshire Hathaway, Inc.,
2.200%, 8/15/16(a)	USD	15,000,000	15,457,470
Federal Home Loan Bank,
5.500%, 8/13/14	USD	2,300,000	2,593,823
Federal National Mortgage
Association, 2.500%, 5/15/14	USD	2,700,000	2,819,572
General Electric Capital Corp.,
1.875%, 9/16/13	USD	4,000,000	4,050,960
General Electric Capital Corp.,
2.250%, 11/09/15(a)	USD	10,520,000	10,576,734
Google, Inc., 2.125%, 5/19/16(a)	USD	14,454,000	15,045,356
Microsoft Corp., 2.950%,
6/01/14(a)	USD	6,500,000	6,908,811
Nestle Holdings, Inc., 2.125%,
3/12/14	USD	6,000,000	6,197,514
Toyota Motor Credit Corp.,
1.300%, 3/16/12	JPY	700,000,000	9,103,656
Wal-Mart Stores, Inc., 2.250%,
7/08/15(a)	USD	1,000,000	1,043,974
Wal-Mart Stores, Inc., 2.800%,
4/15/16(a)	USD	6,000,000	6,419,316
Wal-Mart Stores, Inc., 3.200%,
5/15/14(a)	USD	2,000,000	2,113,400
			93,703,773
TOTAL BONDS AND NOTES
(Identified Cost $534,244,894)			541,079,449

	SHARES		VALUE†
SHORT-TERM INVESTMENTS — 0.6%
United States — 0.6%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		3,542,181	3,542,181
			3,542,182
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,542,182)			3,542,182

2

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 15.6%
Short-Term — 15.6%
State Street Navigator Securities
Lending Prime Portfolio	86,212,378	$86,212,378
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $86,212,378)		86,212,378

Total Investments — 114.1%
(Identified Cost $623,999,454)#		630,834,009
Liabilities, Less Cash and Other Assets — (14.1%)		(77,815,475)
Net Assets — 100.0%		$553,018,534

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $84,254,544.
(b)	144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $623,999,454. Net unrealized appreciation aggregated $6,834,555 of which $17,327,580 related to appreciated investment securities and $10,493,025 related to depreciated investment securities.

Key to abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – Euro Currency
GBP – British Pound
JPY – Japanese Yen
USD – U.S. Dollar

3

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.	975	$55,731
BE Aerospace, Inc.*	2,400	92,904
Boeing Co.	19,378	1,421,376
Cubic Corp.	500	21,795
Curtiss-Wright Corp.	1,576	55,680
Esterline Technologies Corp.*	900	50,373
Exelis, Inc.	5,089	46,056
General Dynamics Corp.	8,801	584,474
Goodrich Corp.	3,700	457,690
HEICO Corp.(a)	375	21,930
HEICO Corp., Class A	625	24,594
Hexcel Corp.*	3,100	75,051
Honeywell International, Inc.	21,056	1,144,394
Huntington Ingalls Industries, Inc.(a)*	1,357	42,447
L-3 Communications Holdings, Inc.	3,100	206,708
Lockheed Martin Corp.	8,160	660,144
Moog, Inc., Class A*	1,100	48,323
Northrop Grumman Corp.(a)	7,153	418,307
Orbital Sciences Corp.*	300	4,359
Precision Castparts Corp.	4,224	696,073
Raytheon Co.	10,098	488,541
Rockwell Collins, Inc.	4,500	249,165
Spirit Aerosystems Holdings, Inc.*	2,700	56,106
Teledyne Technologies, Inc.*	900	49,365
Textron, Inc.	7,600	140,524
TransDigm Group, Inc.*	1,300	124,384
Triumph Group, Inc.	1,120	65,464
United Technologies Corp.	24,568	1,795,675
		9,097,633
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	166	6,379
CH Robinson Worldwide, Inc.	4,700	327,966
Expeditors International of Washington, Inc.	6,039	247,358
FedEx Corp.	8,626	720,357
HUB Group, Inc., Class A*	900	29,187
United Parcel Service, Inc., Class B	19,051	1,394,343
UTi Worldwide, Inc.	2,400	31,896
		2,257,486
Airlines — 0.1%
Alaska Air Group, Inc.*	915	68,707
Allegiant Travel Co.(a)*	300	16,002
Delta Air Lines, Inc.*	24,500	198,205
JetBlue Airways Corp.(a)*	7,550	39,260
Southwest Airlines Co.	5,800	49,648
United Continental Holdings, Inc.(a)*	2,554	48,194
		420,016
Auto Components — 0.4%
Autoliv, Inc.(a)	2,300	123,027
BorgWarner, Inc.*	3,154	201,036
Cooper Tire & Rubber Co.(a)	100	1,401
Dana Holding Corp.*	4,000	48,600
Federal Mogul Corp.*	700	10,325
Gentex Corp.(a)	3,900	115,401
Goodyear Tire & Rubber Co. (The)*	6,400	90,688
Johnson Controls, Inc.	19,500	609,570
Lear Corp.	3,000	119,400
Tenneco, Inc.(a)*	1,600	47,648
TRW Automotive Holdings Corp.*	3,074	100,212
Visteon Corp.*	1,000	49,940
		1,517,248
Automobiles — 0.5%
Ford Motor Co.*	99,140	1,066,746
General Motors Co.*	22,000	445,940
Harley-Davidson, Inc.	6,900	268,203
Tesla Motors, Inc.(a)*	1,485	42,412
Thor Industries, Inc.(a)	1,600	43,888
		1,867,189
Beverages — 2.2%
Beam, Inc.	4,200	215,166
Boston Beer Co., Inc., Class A(a)*	300	32,568
Brown-Forman Corp., Class B	2,400	193,224
Coca-Cola Co.	60,070	4,203,098
Coca-Cola Enterprises, Inc.	9,100	234,598
Constellation Brands, Inc., Class A*	5,600	115,752
Dr Pepper Snapple Group, Inc.	6,100	240,828
Hansen Natural Corp.*	2,200	202,708
Molson Coors Brewing Co., Class B	4,396	191,402
PepsiCo, Inc.	44,450	2,949,257
		8,578,601
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	5,600	400,400
Alkermes PLC(a)*	3,279	56,923
Amgen, Inc.	25,422	1,632,347
Biogen Idec, Inc.*	6,970	767,048
BioMarin Pharmaceutical, Inc.*	3,200	110,016
Celgene Corp.*	13,025	880,490
Cepheid, Inc.(a)*	1,400	48,174
Cubist Pharmaceuticals, Inc.(a)*	2,100	83,202
Gilead Sciences, Inc.*	22,263	911,225
Incyte Corp. Ltd.(a)*	2,761	41,443
InterMune, Inc.(a)*	1,500	18,900
Myriad Genetics, Inc.*	2,380	49,837
Onyx Pharmaceuticals, Inc.*	1,900	83,505
Pharmasset, Inc.*	2,200	282,040
Regeneron Pharmaceuticals, Inc.(a)*	2,300	127,489
Seattle Genetics, Inc.(a)*	2,487	41,570
Theravance, Inc.(a)*	964	21,304
United Therapeutics Corp.*	1,600	75,600
Vertex Pharmaceuticals, Inc.*	5,750	190,958
		5,822,471
Building Products — 0.1%
A.O. Smith Corp.	1,050	42,126
Armstrong World Industries, Inc.(a)*	770	33,780
Fortune Brands Home & Security, Inc.(a)*	4,200	71,526
Lennox International, Inc.(a)	1,492	50,355
Masco Corp.	9,000	94,320
Owens Corning*	2,988	85,815
Simpson Manufacturing Co., Inc.(a)	1,400	47,124
USG Corp.(a)*	1,500	15,240
		440,286
Capital Markets — 1.7%
Affiliated Managers Group, Inc.*	1,500	143,925
American Capital Ltd.*	8,700	58,551
Ameriprise Financial, Inc.	6,947	344,849
Bank of New York Mellon Corp. (The)	34,683	690,538
BGC Partners, Inc., Class A(a)	2,300	13,662
BlackRock, Inc.	2,800	499,072
Charles Schwab Corp.	28,835	324,682
Cohen & Steers, Inc.(a)	764	22,080
E*Trade Financial Corp.*	5,800	46,168
Eaton Vance Corp.(a)	3,600	85,104
Evercore Partners, Inc., Class A	700	18,634
Federated Investors, Inc., Class B(a)	2,300	34,845
Franklin Resources, Inc.	4,400	422,664

4

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Goldman Sachs Group, Inc. (The)	13,564	$1,226,592
Greenhill & Co., Inc.(a)	600	21,822
Invesco Ltd.	12,100	243,089
Janus Capital Group, Inc.(a)	4,300	27,133
Jefferies Group, Inc.	3,600	49,500
Knight Capital Group, Inc., Class A(a)*	3,100	36,642
Legg Mason, Inc.	4,200	101,010
Morgan Stanley	40,167	607,727
Northern Trust Corp.	6,380	253,031
Raymond James Financial, Inc.	3,300	102,168
SEI Investments Co.	3,800	65,930
State Street Corp.	14,140	569,983
Stifel Financial Corp.*	1,200	38,460
T Rowe Price Group, Inc.	7,061	402,124
TD Ameritrade Holding Corp.	6,478	101,381
Waddell & Reed Financial, Inc., Class A	2,117	52,438
		6,603,804
Chemicals — 2.3%
A. Schulman, Inc.(a)	200	4,236
Air Products & Chemicals, Inc.	6,179	526,389
Airgas, Inc.	2,200	171,776
Albemarle Corp.	2,581	132,947
Ashland, Inc.	2,082	119,007
Balchem Corp.(a)	700	28,378
Cabot Corp.	1,800	57,852
Celanese Corp., Series A	4,400	194,788
CF Industries Holdings, Inc.	2,124	307,938
Chemtura Corp.*	650	7,371
Cytec Industries, Inc.	1,600	71,440
Dow Chemical Co. (The)	33,613	966,710
Eastman Chemical Co.	3,800	148,428
Ecolab, Inc.	8,699	502,889
EI Du Pont de Nemours & Co.	26,334	1,205,570
FMC Corp.	2,100	180,684
Georgia Gulf Corp.(a)*	100	1,949
H.B. Fuller Co.	1,500	34,665
Huntsman Corp.	5,900	59,000
Innophos Holdings, Inc.	600	29,136
International Flavors & Fragrances, Inc.	2,400	125,808
Intrepid Potash, Inc.(a)*	1,600	36,208
Kronos Worldwide, Inc.(a)	621	11,203
Minerals Technologies, Inc.(a)	600	33,918
Monsanto Co.	14,808	1,037,597
Mosaic Co. (The)	7,100	358,053
NewMarket Corp.(a)	400	79,244
Olin Corp.(a)	2,100	41,265
PolyOne Corp.	1,400	16,170
PPG Industries, Inc.	4,500	375,705
Praxair, Inc.	8,552	914,209
Rockwood Holdings, Inc.*	2,100	82,677
RPM International, Inc.	3,500	85,925
Scotts Miracle-Gro Co. (The), Class A(a)	1,300	60,697
Sensient Technologies Corp.(a)	1,400	53,060
Sherwin Williams Co. (The)	2,500	223,175
Sigma-Aldrich Corp.	3,500	218,610
Solutia, Inc.*	2,800	48,384
Valspar Corp.(a)	2,600	101,322
W.R. Grace & Co.*	2,044	93,860
Westlake Chemical Corp.(a)	1,436	57,785
		8,806,028
Commercial Banks — 2.6%
Associated Banc-Corp.	4,819	53,828
Bank of Hawaii Corp.(a)	1,200	53,388
BB&T Corp.	20,011	503,677
BOK Financial Corp.(a)	696	38,231
CapitalSource, Inc.	8,300	55,610
Cathay General Bancorp(a)	1,300	19,409
Chemical Financial Corp.(a)	158	3,369
CIT Group, Inc.*	4,915	171,386
City National Corp.(a)	1,300	57,434
Comerica, Inc.	5,200	134,160
Commerce Bancshares, Inc.	2,399	91,450
Cullen/Frost Bankers, Inc.(a)	1,600	84,656
East West Bancorp, Inc.	3,900	77,025
Fifth Third Bancorp	26,307	334,625
First Financial Bankshares, Inc.(a)	900	30,087
First Horizon National Corp.	7,245	57,960
First Niagara Financial Group, Inc.	9,560	82,503
FirstMerit Corp.(a)	3,043	46,041
FNB Corp.(a)	1,851	20,935
Fulton Financial Corp.	6,667	65,403
Glacier Bancorp, Inc.(a)	275	3,308
Hancock Holding Co.(a)	2,100	67,137
Huntington Bancshares, Inc.	22,492	123,481
Iberiabank Corp.(a)	700	34,510
International Bancshares Corp.(a)	1,350	24,752
Investors Bancorp, Inc.(a)*	2,100	28,308
KeyCorp	24,200	186,098
M&T Bank Corp.	3,168	241,845
National Penn Bancshares, Inc.(a)	2,100	17,724
Old National Bancorp(a)	1,900	22,135
Pacific Capital Bancorp(a)*	400	11,296
PNC Financial Services Group, Inc.	15,405	888,406
Popular, Inc.*	14,572	20,255
PrivateBancorp, Inc.(a)	300	3,294
Prosperity Bancshares, Inc.(a)	1,500	60,525
Regions Financial Corp.	31,928	137,291
Signature Bank(a)*	1,400	83,986
SunTrust Banks, Inc.	15,536	274,987
SVB Financial Group(a)*	1,200	57,228
Synovus Financial Corp.(a)	1,700	2,397
TCF Financial Corp.(a)	4,000	41,280
Texas Capital Bancshares, Inc.*	727	22,254
Trustmark Corp.(a)	1,900	46,151
UMB Financial Corp.(a)	1,100	40,975
Umpqua Holdings Corp.(a)	3,100	38,409
United Bankshares, Inc.(a)	1,500	42,405
US Bancorp	55,247	1,494,431
Valley National Bancorp(a)	4,227	52,288
Webster Financial Corp.	1,710	34,867
Wells Fargo & Co.	144,516	3,982,861
WesBanco, Inc.(a)	100	1,947
Westamerica Bancorporation(a)	1,000	43,900
Wintrust Financial Corp.(a)	800	22,440
Zions Bancorporation(a)	4,860	79,121
		10,213,469
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.(a)	1,800	37,116
Avery Dennison Corp.	2,900	83,172
Brink's Co. (The)	1,200	32,256
Cintas Corp.	4,280	148,987
Clean Harbors, Inc.*	1,200	76,476
Copart, Inc.*	1,850	88,596
Corrections Corp. of America*	3,000	61,110
Covanta Holding Corp.	4,090	55,992
Deluxe Corp.(a)	1,100	25,036
EnergySolutions, Inc.(a)*	500	1,545
5

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Geo Group, Inc. (The)(a)*	1,700	$28,475
Healthcare Services Group, Inc.(a)	1,795	31,754
Herman Miller, Inc.(a)	1,600	29,520
HNI Corp.(a)	500	13,050
Iron Mountain, Inc.	5,475	168,630
KAR Auction Services, Inc.*	617	8,330
Knoll, Inc.(a)	600	8,910
Mine Safety Appliances Co.(a)	1,100	36,432
NL Industries, Inc.(a)	320	4,150
Pitney Bowes, Inc.(a)	5,600	103,824
Portfolio Recovery Associates, Inc.(a)*	500	33,760
R.R. Donnelley & Sons Co.(a)	5,200	75,036
Republic Services, Inc.	8,585	236,517
Rollins, Inc.(a)	2,005	44,551
Steelcase, Inc., Class A	2,200	16,412
Stericycle, Inc.*	2,400	187,008
Tetra Tech, Inc.*	1,800	38,862
UniFirst Corp.(a)	477	27,065
United Stationers, Inc.(a)	1,000	32,560
Waste Connections, Inc.(a)	3,237	107,274
Waste Management, Inc.(a)	12,578	411,426
		2,253,832
Communications Equipment — 2.0%
Acme Packet, Inc.(a)*	1,700	52,547
Adtran, Inc.	1,700	51,272
Arris Group, Inc.*	3,550	38,411
Aruba Networks, Inc.(a)*	2,700	50,004
Brocade Communications Systems, Inc.*	10,225	53,068
Cisco Systems, Inc.	156,421	2,828,092
EchoStar Corp., Class A*	1,380	28,897
F5 Networks, Inc.*	2,400	254,688
Finisar Corp.(a)*	1,900	31,816
Harmonic, Inc.(a)*	700	3,528
Harris Corp.	3,700	133,348
InterDigital, Inc.(a)	1,369	59,647
JDS Uniphase Corp.*	5,800	60,552
Juniper Networks, Inc.*	15,256	311,375
Loral Space & Communications, Inc.*	365	23,681
Motorola Mobility Holdings, Inc.*	8,283	321,380
Motorola Solutions, Inc.	9,179	424,896
Netgear, Inc.*	1,000	33,570
Plantronics, Inc.(a)	1,300	46,332
Polycom, Inc.*	4,800	78,240
QUALCOMM, Inc.	47,120	2,577,464
Riverbed Technology, Inc.*	4,100	96,350
Tellabs, Inc.	10,354	41,830
Viasat, Inc.(a)*	1,100	50,732
		7,651,720
Computers & Peripherals — 4.0%
Apple, Inc.*	26,957	10,917,585
Dell, Inc.*	47,617	696,637
Diebold, Inc.(a)	2,100	63,147
Electronics for Imaging, Inc.*	100	1,425
EMC Corp.*	58,633	1,262,955
Hewlett-Packard Co.	56,450	1,454,152
Lexmark International, Inc., Class A	1,900	62,833
NCR Corp.*	4,400	72,424
NetApp, Inc.*	10,300	373,581
QLogic Corp.*	3,300	49,500
SanDisk Corp.*	6,600	324,786
Seagate Technology	11,900	195,160
Western Digital Corp.*	6,300	194,985
		15,669,170
Construction & Engineering — 0.2%
Aecom Technology Corp.*	2,900	59,653
EMCOR Group, Inc.(a)	1,400	37,534
Fluor Corp.	5,100	256,275
Jacobs Engineering Group, Inc.*	3,693	149,862
KBR, Inc.	4,676	130,320
MasTec, Inc.(a)*	2,200	38,214
Quanta Services, Inc.*	5,834	125,664
Shaw Group, Inc. (The)*	2,400	64,560
URS Corp.*	2,200	77,264
		939,346
Construction Materials — 0.1%
Martin Marietta Materials, Inc.(a)	1,200	90,492
Vulcan Materials Co.(a)	3,291	129,501
		219,993
Consumer Finance — 0.7%
American Express Co.	31,096	1,466,799
Capital One Financial Corp.	13,241	559,962
Cash America International, Inc.(a)	700	32,641
Credit Acceptance Corp.(a)*	400	32,912
DFC Global Corp.*	800	14,448
Discover Financial Services	15,500	372,000
Ezcorp, Inc., Class A*	1,600	42,192
First Cash Financial Services, Inc.(a)*	547	19,194
Green Dot Corp., Class A*	600	18,732
Nelnet, Inc., Class A	600	14,682
SLM Corp.	14,653	196,350
World Acceptance Corp.*	200	14,700
		2,784,612
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	109,557
Ball Corp.	4,600	164,266
Bemis Co., Inc.	3,200	96,256
Crown Holdings, Inc.*	4,100	137,678
Graphic Packaging Holding Co.(a)*	5,578	23,762
Greif, Inc., Class A	600	27,330
Owens-Illinois, Inc.*	5,000	96,900
Packaging Corp. of America	2,800	70,672
Rock-Tenn Co., Class A	1,689	97,456
Sealed Air Corp.	3,900	67,119
Silgan Holdings, Inc.	1,277	49,343
Sonoco Products Co.	2,400	79,104
Temple-Inland, Inc.	3,200	101,472
		1,120,915
Distributors — 0.1%
Genuine Parts Co.	4,405	269,586
LKQ Corp.*	3,900	117,312
Pool Corp.	1,200	36,120
		423,018
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A*	3,850	207,400
Bridgepoint Education, Inc.(a)*	1,500	34,500
Coinstar, Inc.(a)*	1,000	45,640
DeVry, Inc.	1,900	73,074
H&R Block, Inc.(a)	8,200	133,906
Hillenbrand, Inc.(a)	1,500	33,480
ITT Educational Services, Inc.(a)*	500	28,445
K12, Inc.*	582	10,441
Matthews International Corp., Class A(a)	700	22,001
Service Corp. International	7,500	79,875

6

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Sotheby's, Class A(a)	1,900	$54,207
Strayer Education, Inc.(a)	400	38,876
Weight Watchers International, Inc.(a)	1,737	95,552
		857,397
Diversified Financial Services — 2.3%
Bank of America Corp.	284,250	1,580,430
CBOE Holdings, Inc.	2,300	59,478
Citigroup, Inc.	81,861	2,153,763
CME Group, Inc.	1,862	453,713
IntercontinentalExchange, Inc.*	2,100	253,155
JPMorgan Chase & Co.	114,465	3,805,961
Leucadia National Corp.	6,400	145,536
MarketAxess Holdings, Inc.	800	24,088
Moody's Corp.(a)	6,000	202,080
MSCI, Inc., Class A*	3,162	104,125
NASDAQ OMX Group, Inc. (The)*	3,400	83,334
NYSE Euronext	6,700	174,870
PHH Corp.(a)*	1,567	16,767
		9,057,300
Diversified Telecommunication Services — 2.4%
AboveNet, Inc.*	700	45,507
AT&T, Inc.	165,743	5,012,068
CenturyLink, Inc.	18,113	673,804
Frontier Communications Corp.(a)	27,599	142,135
Level 3 Communications, Inc.(a)*	3,188	54,164
tw telecom, Inc.(a)*	4,600	89,148
Verizon Communications, Inc.	82,614	3,314,474
Windstream Corp.(a)	14,226	167,013
		9,498,313
Electric Utilities — 2.0%
Allete, Inc.(a)	1,000	41,980
American Electric Power Co., Inc.	14,000	578,340
Cleco Corp.(a)	1,800	68,580
Duke Energy Corp.	39,056	859,232
Edison International	8,996	372,434
El Paso Electric Co.	1,200	41,568
Entergy Corp.	5,200	379,860
Exelon Corp.	19,209	833,094
FirstEnergy Corp.	12,001	531,644
Great Plains Energy, Inc.(a)	3,484	75,882
Hawaiian Electric Industries, Inc.(a)	2,800	74,144
IDACORP, Inc.	1,400	59,374
ITC Holdings Corp.	1,518	115,186
MGE Energy, Inc.	700	32,739
NextEra Energy, Inc.	11,200	681,856
Northeast Utilities	4,900	176,743
NV Energy, Inc.	7,100	116,085
Pepco Holdings, Inc.	6,200	125,860
Pinnacle West Capital Corp.	3,200	154,176
PNM Resources, Inc.(a)	2,100	38,283
Portland General Electric Co.	2,100	53,109
PPL Corp.	16,700	491,314
Progress Energy, Inc.	8,200	459,364
Southern Co.	24,958	1,155,306
UIL Holdings Corp.(a)	1,433	50,685
Unisource Energy Corp.	1,100	40,612
Westar Energy, Inc.	3,000	86,340
		7,693,790
Electrical Equipment — 0.7%
Acuity Brands, Inc.(a)	1,000	53,000
AMETEK, Inc.	4,575	192,608
Babcock & Wilcox Co.*	2,750	66,385
Belden, Inc.	1,500	49,920
Brady Corp., Class A(a)	1,600	50,512
Cooper Industries PLC	4,600	249,090
Emerson Electric Co.	21,495	1,001,452
EnerSys(a)*	1,800	46,746
Franklin Electric Co., Inc.(a)	600	26,136
Generac Holdings, Inc.(a)*	1,500	42,045
General Cable Corp.(a)*	1,400	35,014
GrafTech International Ltd.*	3,700	50,505
Hubbell, Inc., Class B	1,505	100,624
II-VI, Inc.*	1,100	20,196
Polypore International, Inc.(a)*	1,200	52,788
Regal-Beloit Corp.(a)	1,100	56,067
Rockwell Automation, Inc.	4,144	304,045
Roper Industries, Inc.	2,800	243,236
Thomas & Betts Corp.*	1,300	70,980
		2,711,349
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	4,803	218,008
Anixter International, Inc.*	800	47,712
Arrow Electronics, Inc.*	3,600	134,676
Avnet, Inc.*	4,722	146,807
AVX Corp.	1,314	16,767
Cognex Corp.	1,000	35,790
Coherent, Inc.(a)*	700	36,589
Corning, Inc.	44,844	582,075
Daktronics, Inc.	100	957
Dolby Laboratories, Inc.*	1,500	45,765
FEI Co.(a)*	800	32,624
FLIR Systems, Inc.	4,400	110,308
Ingram Micro, Inc., Class A*	4,200	76,398
IPG Photonics Corp.*	700	23,709
Itron, Inc.(a)*	1,000	35,770
Jabil Circuit, Inc.	5,800	114,028
Littelfuse, Inc.(a)	500	21,490
Molex, Inc.	2,000	39,560
Molex, Inc., Class A(a)	1,500	35,790
National Instruments Corp.	2,775	72,011
Plexus Corp.(a)*	800	21,904
Rofin-Sinar Technologies, Inc.(a)*	40	914
SYNNEX Corp.(a)*	312	9,503
Tech Data Corp.*	1,300	64,233
Trimble Navigation Ltd.*	3,514	152,508
Universal Display Corp.(a)*	604	22,161
Vishay Intertechnology, Inc.(a)*	4,830	43,422
		2,141,479
Energy Equipment & Services — 2.1%
Atwood Oceanics, Inc.(a)*	1,800	71,622
Baker Hughes, Inc.	12,656	615,588
Bristow Group, Inc.	900	42,651
Cameron International Corp.*	7,199	354,119
CARBO Ceramics, Inc.(a)	600	73,998
Complete Production Services, Inc.*	2,400	80,544
Core Laboratories NV	211	24,043
Diamond Offshore Drilling, Inc.	2,000	110,520
Dresser-Rand Group, Inc.*	2,300	114,793
Dril-Quip, Inc.*	900	59,238
FMC Technologies, Inc.*	7,000	365,610
Gulfmark Offshore, Inc., Class A*	300	12,603
Halliburton Co.	26,240	905,542
Helix Energy Solutions Group, Inc.*	2,601	41,096
Helmerich & Payne, Inc.	3,200	186,752
Hornbeck Offshore Services, Inc.*	633	19,636

7

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Key Energy Services, Inc.*	3,534	$54,671
Lufkin Industries, Inc.(a)	800	53,848
McDermott International, Inc.*	6,400	73,664
Nabors Industries Ltd.*	8,100	140,454
National Oilwell Varco, Inc.	12,407	843,552
Oceaneering International, Inc.	3,200	147,616
Oil States International, Inc.*	1,400	106,918
Patterson-UTI Energy, Inc.	4,300	85,914
Rowan Cos, Inc.*	3,600	109,188
RPC, Inc.	1,087	19,838
Schlumberger Ltd.	39,272	2,682,670
SEACOR Holdings, Inc.*	700	62,272
Superior Energy Services, Inc.*	2,283	64,928
Tidewater, Inc.(a)	1,400	69,020
Unit Corp.*	1,300	60,320
Weatherford International Ltd.*	21,400	313,296
		7,966,524
Food & Staples Retailing — 2.2%
Casey's General Stores, Inc.	1,300	66,963
Costco Wholesale Corp.	12,700	1,058,164
CVS Caremark Corp.	38,129	1,554,901
Kroger Co.	16,621	402,561
PriceSmart, Inc.(a)	700	48,713
Ruddick Corp.(a)	1,400	59,696
Safeway, Inc.(a)	10,235	215,344
SUPERVALU, Inc.(a)	5,075	41,209
Sysco Corp.	16,826	493,506
United Natural Foods, Inc.*	1,100	44,011
Wal-Mart Stores, Inc.	55,625	3,324,150
Walgreen Co.	25,552	844,749
Weis Markets, Inc.(a)	600	23,964
Whole Foods Market, Inc.	4,300	299,194
		8,477,125
Food Products — 1.9%
Archer-Daniels-Midland Co.	19,277	551,322
B&G Foods, Inc.(a)	1,400	33,698
Bunge Ltd.	3,900	223,080
Campbell Soup Co.(a)	5,400	179,496
ConAgra Foods, Inc.	12,027	317,513
Corn Products International, Inc.	2,100	110,439
Darling International, Inc.(a)*	3,167	42,089
Dean Foods Co.*	5,184	58,061
Diamond Foods, Inc.(a)	600	19,362
Flowers Foods, Inc.(a)	3,105	58,933
Fresh Del Monte Produce, Inc.	1,100	27,511
General Mills, Inc.	18,637	753,121
Green Mountain Coffee Roasters, Inc.(a)*	3,700	165,945
Hain Celestial Group, Inc.(a)*	1,400	51,324
Hershey Co. (The)	4,600	284,188
HJ Heinz Co.	9,229	498,735
Hormel Foods Corp.	4,295	125,801
J&J Snack Foods Corp.	400	21,312
J.M. Smucker Co. (The)	3,329	260,228
Kellogg Co.	6,900	348,933
Kraft Foods, Inc., Class A	48,271	1,803,405
Lancaster Colony Corp.(a)	700	48,538
McCormick & Co., Inc.	3,500	176,470
Mead Johnson Nutrition Co.	6,000	412,380
Ralcorp Holdings, Inc.*	1,500	128,250
Sanderson Farms, Inc.(a)	400	20,052
Sara Lee Corp.	16,400	310,288
Smithfield Foods, Inc.*	4,200	101,976
Snyders-Lance, Inc.(a)	354	7,965
Tootsie Roll Industries, Inc.(a)	672	15,906
TreeHouse Foods, Inc.(a)*	1,116	72,964
Tyson Foods, Inc., Class A	8,302	171,353
		7,400,638
Gas Utilities — 0.3%
AGL Resources, Inc.	3,357	141,867
Atmos Energy Corp.	2,600	86,710
Laclede Group, Inc. (The)(a)	700	28,329
National Fuel Gas Co.	2,000	111,160
New Jersey Resources Corp.(a)	1,150	56,580
Northwest Natural Gas Co.(a)	715	34,270
Oneok, Inc.	2,900	251,401
Piedmont Natural Gas Co., Inc.(a)	2,300	78,154
Questar Corp.	5,200	103,272
South Jersey Industries, Inc.	800	45,448
Southwest Gas Corp.(a)	1,000	42,490
UGI Corp.	3,010	88,494
WGL Holdings, Inc.(a)	1,400	61,908
		1,130,083
Health Care Equipment & Supplies — 1.7%
Alere, Inc.*	2,200	50,798
Align Technology, Inc.*	1,900	45,077
Baxter International, Inc.	16,344	808,701
Becton Dickinson and Co.	6,116	456,987
Boston Scientific Corp.*	40,495	216,243
CareFusion Corp.*	5,900	149,919
Cooper Cos., Inc. (The)	1,446	101,972
Covidien PLC	13,470	606,285
CR Bard, Inc.	2,392	204,516
DENTSPLY International, Inc.(a)	3,734	130,653
Edwards Lifesciences Corp.*	3,200	226,240
Gen-Probe, Inc.*	1,400	82,768
Haemonetics Corp.(a)*	800	48,976
Hill-Rom Holdings, Inc.	1,606	54,106
Hologic, Inc.*	6,896	120,749
Idexx Laboratories, Inc.(a)*	1,600	123,136
Integra LifeSciences Holdings Corp.*	91	2,806
Intuitive Surgical, Inc.*	1,100	509,311
Invacare Corp.(a)	800	12,232
Masimo Corp.(a)*	401	7,493
Medtronic, Inc.	30,100	1,151,325
NuVasive, Inc.*	997	12,552
ResMed, Inc.*	4,200	106,680
Sirona Dental Systems, Inc.*	1,600	70,464
St. Jude Medical, Inc.	9,373	321,494
STERIS Corp.(a)	1,600	47,712
Stryker Corp.	8,200	407,622
Symmetry Medical, Inc.(a)*	200	1,598
Teleflex, Inc.	1,064	65,213
Thoratec Corp.*	1,658	55,642
Varian Medical Systems, Inc.(a)*	3,300	221,529
West Pharmaceutical Services, Inc.(a)	800	30,360
Zimmer Holdings, Inc.*	5,480	292,742
		6,743,901
Health Care Providers & Services — 2.2%
Accretive Health, Inc.(a)*	1,200	27,576
Aetna, Inc.	10,700	451,433
Air Methods Corp.(a)*	300	25,335
AMERIGROUP Corp.(a)*	1,400	82,712
AmerisourceBergen Corp.	7,736	287,702
Brookdale Senior Living, Inc.*	2,500	43,475
Cardinal Health, Inc.	10,011	406,547
Catalyst Health Solutions, Inc.*	1,300	67,600

8

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Centene Corp.*	1,800	$71,262
Chemed Corp.(a)	700	35,847
CIGNA Corp.	7,600	319,200
Community Health Systems, Inc.*	2,200	38,390
Coventry Health Care, Inc.*	4,550	138,183
DaVita, Inc.*	2,700	204,687
Express Scripts, Inc.*	13,000	580,970
Health Management Associates, Inc., Class A*	6,472	47,699
Health Net, Inc.*	2,200	66,924
Healthsouth Corp.*	2,658	46,967
Healthspring, Inc.*	1,700	92,718
Henry Schein, Inc.(a)*	2,700	173,961
HMS Holdings Corp.(a)*	2,100	67,158
Humana, Inc.	5,100	446,811
Laboratory Corp. of America Holdings*	2,900	249,313
LifePoint Hospitals, Inc.(a)*	1,533	56,951
Lincare Holdings, Inc.(a)	3,150	80,986
Magellan Health Services, Inc.*	900	44,523
McKesson Corp.	7,000	545,370
Medco Health Solutions, Inc.*	9,912	554,081
Mednax, Inc.(a)*	1,400	100,814
Molina Healthcare, Inc.(a)*	200	4,466
Omnicare, Inc.(a)	3,300	113,685
Owens & Minor, Inc.(a)	1,650	45,853
Patterson Cos, Inc.(a)	2,515	74,243
PSS World Medical, Inc.(a)*	1,300	31,447
Quest Diagnostics, Inc.	4,415	256,335
Select Medical Holdings Corp.*	1,900	16,112
Team Health Holdings, Inc.(a)*	1,800	39,726
Tenet Healthcare Corp.*	12,500	64,125
UnitedHealth Group, Inc.	31,050	1,573,614
Universal American Corp.	1,252	15,913
Universal Health Services, Inc.	2,600	101,036
VCA Antech, Inc.(a)*	2,600	51,350
WellCare Health Plans, Inc.*	1,093	57,382
WellPoint, Inc.	10,392	688,470
		8,488,952
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	4,000	75,760
athenahealth, Inc.(a)*	911	44,748
Cerner Corp.*	4,000	245,000
Quality Systems, Inc.(a)	1,600	59,184
		424,692
Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc.(a)*	1,600	63,296
BJ's Restaurants, Inc.(a)*	600	27,192
Bob Evans Farms, Inc.	500	16,770
Brinker International, Inc.(a)	2,650	70,914
Buffalo Wild Wings, Inc.(a)*	400	27,004
Carnival Corp.	13,100	427,584
Chipotle Mexican Grill, Inc.*	800	270,192
Choice Hotels International, Inc.(a)	700	26,635
Cracker Barrel Old Country Store, Inc.	500	25,205
Darden Restaurants, Inc.(a)	3,700	168,646
Domino's Pizza, Inc.*	1,790	60,770
Gaylord Entertainment Co.(a)*	1,200	28,968
Hyatt Hotels Corp., Class A(a)*	1,000	37,640
International Game Technology	8,500	146,200
International Speedway Corp., Class A	500	12,675
Jack in the Box, Inc.*	900	18,810
Las Vegas Sands Corp.*	10,300	440,119
Life Time Fitness, Inc.(a)*	1,300	60,775
Marriott International, Inc., Class A	7,510	219,067
Marriott Vacations Worldwide Corp.*	751	12,887
McDonald's Corp.	30,328	3,042,808
MGM Resorts International*	9,600	100,128
Orient-Express Hotels Ltd.(a)*	1,100	8,217
Panera Bread Co., Class A(a)*	900	127,305
Penn National Gaming, Inc.(a)*	2,100	79,947
Royal Caribbean Cruises Ltd.(a)	4,000	99,080
Six Flags Entertainment Corp.(a)	326	13,444
Starbucks Corp.	20,800	957,008
Starwood Hotels & Resorts Worldwide, Inc.	5,700	273,429
Texas Roadhouse, Inc., Class A(a)	1,354	20,175
The Cheesecake Factory, Inc.*	1,750	51,363
Vail Resorts, Inc.(a)	1,000	42,360
Wendy's Co. (The)	11,890	63,730
WMS Industries, Inc.(a)*	1,350	27,702
Wyndham Worldwide Corp.	4,660	176,288
Wynn Resorts Ltd.	3,464	382,737
Yum! Brands, Inc.	13,300	784,833
		8,411,903
Household Durables — 0.3%
DR Horton, Inc.	8,800	110,968
Garmin Ltd.(a)	3,286	130,816
Harman International Industries, Inc.	1,900	72,276
Jarden Corp.	2,655	79,331
Kid Brands, Inc.*	100	316
Leggett & Platt, Inc.	4,300	99,072
Lennar Corp., Class A	4,200	82,530
Mohawk Industries, Inc.*	1,843	110,303
Newell Rubbermaid, Inc.	8,200	132,430
NVR, Inc.*	100	68,600
Pulte Homes, Inc.(a)*	9,847	62,135
Tempur-Pedic International, Inc.(a)*	1,800	94,554
Toll Brothers, Inc.*	4,500	91,890
Tupperware Brands Corp.	1,700	95,149
Whirlpool Corp.(a)	2,067	98,079
		1,328,449
Household Products — 2.1%
Central Garden and Pet Co., Class A*	200	1,664
Church & Dwight Co., Inc.(a)	4,200	192,192
Clorox Co.	3,766	250,665
Colgate-Palmolive Co.	14,007	1,294,107
Energizer Holdings, Inc.*	1,900	147,212
Kimberly-Clark Corp.	11,312	832,111
Procter & Gamble Co.	79,505	5,303,778
Spectrum Brands Holdings, Inc.(a)*	817	22,386
		8,044,115
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)*	18,700	221,408
Calpine Corp.*	9,394	153,404
Constellation Energy Group, Inc.	5,400	214,218
GenOn Energy, Inc.*	19,172	50,039
NRG Energy, Inc.*	6,800	123,216
		762,285
Industrial Conglomerates — 2.2%
3M Co.	18,525	1,514,048
Carlisle Cos, Inc.	1,635	72,431
Danaher Corp.	16,277	765,670
General Electric Co.	306,628	5,491,707
Raven Industries, Inc.(a)	395	24,451
Tyco International Ltd.	13,457	628,576
		8,496,883

9

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance — 3.7%
ACE Ltd.	9,480	$664,738
Aflac, Inc.	13,236	572,589
Allied World Assurance Co., Holdings Ltd.	1,000	62,930
Allstate Corp.	14,943	409,588
Alterra Capital Holdings Ltd.	2,083	49,221
American Financial Group, Inc.	2,500	92,225
American International Group, Inc.*	3,400	78,880
American National Insurance Co.	466	34,032
Amtrust Financial Services, Inc.(a)	1,389	32,989
AON Corp.	8,385	392,418
Arch Capital Group Ltd.*	4,200	156,366
Arthur J Gallagher & Co.	3,200	107,008
Aspen Insurance Holdings Ltd.	2,100	55,650
Assurant, Inc.	2,800	114,968
Assured Guaranty Ltd.	4,400	57,816
Axis Capital Holdings Ltd.	3,400	108,664
Berkshire Hathaway, Inc., Class B*	48,719	3,717,260
Brown & Brown, Inc.	3,900	88,257
Chubb Corp.	8,007	554,245
Cincinnati Financial Corp.(a)	4,614	140,542
CNA Financial Corp.	7,300	195,275
CNO Financial Group, Inc.(a)*	6,200	39,122
Delphi Financial Group, Inc., Class S	1,675	74,202
Endurance Specialty Holdings Ltd.	1,200	45,900
Enstar Group Ltd.(a)*	300	29,460
Erie Indemnity Co., Class A	1,130	88,321
Everest Re Group Ltd.	1,400	117,726
FBL Financial Group, Inc., Class A(a)	100	3,402
Fidelity National Title Group, Inc., Class A	7,004	111,574
First American Financial Corp.(a)	3,300	41,811
Flagstone Reinsurance Holdings SA(a)	380	3,150
Genworth Financial, Inc., Class A*	12,500	81,875
Hanover Insurance Group, Inc.	1,100	38,445
Hartford Financial Services Group, Inc.	12,100	196,625
HCC Insurance Holdings, Inc.	3,400	93,500
Kemper Corp.	1,200	35,052
Lincoln National Corp.	8,333	161,827
Loews Corp.	9,359	352,366
Markel Corp.(a)*	211	87,495
Marsh & McLennan Cos, Inc.	15,400	486,948
MBIA, Inc.(a)*	3,900	45,201
Mercury General Corp.	800	36,496
MetLife, Inc.	29,890	931,970
Montpelier Re Holdings Ltd.	2,200	39,050
Old Republic International Corp.(a)	5,500	50,985
OneBeacon Insurance Group Ltd.(a)	300	4,617
PartnerRe Ltd.	2,000	128,420
Platinum Underwriters Holdings Ltd.	1,200	40,932
Primerica, Inc.	800	18,592
Principal Financial Group, Inc.	8,200	201,720
ProAssurance Corp.	900	71,838
Progressive Corp. (The)	17,300	337,523
Protective Life Corp.	2,200	49,632
Prudential Financial, Inc.	13,434	673,312
Reinsurance Group of America, Inc.	2,081	108,732
RenaissanceRe Holdings Ltd.	1,400	104,118
RLI Corp.(a)	500	36,430
StanCorp Financial Group, Inc.(a)	1,400	51,450
Symetra Financial Corp.(a)	1,300	11,791
Torchmark Corp.	3,100	134,509
Transatlantic Holdings, Inc.	1,500	82,095
Travelers Companies, Inc. (The)	11,928	705,780
UnumProvident Corp.	9,151	192,812
Validus Holdings Ltd.	1,687	53,141
White Mountains Insurance Group Ltd.	300	136,038
Willis Group Holdings PLC	4,700	182,360
WR Berkley Corp.	3,405	117,098
XL Group PLC	8,756	173,106
		14,494,210
Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	10,649	1,843,342
Expedia, Inc.(a)	1,964	56,995
HSN, Inc.	900	32,634
Liberty Media Corp. - Interactive, Class A*	16,139	261,694
NetFlix, Inc.(a)*	1,500	103,935
Priceline.com, Inc.*	1,300	608,023
Shutterfly, Inc.(a)*	700	15,932
TripAdvisor, Inc.(a)*	1,964	49,513
		2,972,068
Internet Software & Services — 1.9%
Akamai Technologies, Inc.*	5,154	166,371
Ancestry.com, Inc.(a)*	1,200	27,552
AOL, Inc.(a)*	3,127	47,218
DealerTrack Holdings, Inc.*	900	24,534
Digital River, Inc.*	500	7,510
eBay, Inc.*	33,800	1,025,154
Equinix, Inc.*	1,271	128,880
Google, Inc., Class A*	7,467	4,822,935
IAC/InterActiveCorp	2,753	117,278
j2 Global, Inc.(a)	1,500	42,210
Monster Worldwide, Inc.(a)*	2,500	19,825
QuinStreet, Inc.(a)*	189	1,769
Rackspace Hosting, Inc.*	2,900	124,729
Valueclick, Inc.(a)*	2,000	32,580
VeriSign, Inc.	4,900	175,028
VistaPrint NV(a)*	1,299	39,749
WebMD Health Corp.(a)*	1,400	52,570
Yahoo!, Inc.*	34,302	553,291
		7,409,183
IT Services — 3.7%
Accenture PLC, Class A	18,900	1,006,047
Acxiom Corp.*	2,100	25,641
Alliance Data Systems Corp.*	1,500	155,760
Amdocs Ltd.*	5,030	143,506
Automatic Data Processing, Inc.	14,050	758,840
Broadridge Financial Solutions, Inc.	3,975	89,636
CACI International, Inc., Class A*	600	33,552
Cardtronics, Inc.*	900	24,354
Cognizant Technology Solutions Corp., Class A*	8,442	542,905
Computer Sciences Corp.	4,600	109,020
Convergys Corp.*	3,200	40,864
CoreLogic, Inc.*	2,308	29,842
DST Systems, Inc.	1,100	50,072
Fidelity National Information Services, Inc.	7,398	196,713
Fiserv, Inc.*	4,050	237,897
Gartner, Inc., Class A*	2,400	83,448
Genpact Ltd.*	5,590	83,571
Global Payments, Inc.	2,380	112,764
International Business Machines Corp.	34,794	6,397,921
Jack Henry & Associates, Inc.(a)	2,400	80,664
Lender Processing Services, Inc.	2,639	39,770
Mantech International Corp., Class A(a)	600	18,744
Mastercard, Inc., Class A	3,300	1,230,306
MAXIMUS, Inc.	800	33,080
MoneyGram International, Inc.(a)*	166	2,947
NeuStar, Inc., Class A*	1,900	64,923

10

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Paychex, Inc.	9,250	$278,517
SAIC, Inc.*	8,800	108,152
Sapient Corp.	4,000	50,400
Syntel, Inc.(a)	600	28,062
TeleTech Holdings, Inc.(a)*	1,200	19,440
Teradata Corp.*	4,900	237,699
Total System Services, Inc.	5,028	98,348
VeriFone Holdings, Inc.*	2,400	85,248
Visa, Inc., Class A	15,100	1,533,103
Western Union Co. (The)	17,826	325,503
Wright Express Corp.(a)*	1,100	59,708
		14,416,967
Leisure Equipment & Products — 0.1%
Brunswick Corp.(a)	1,297	23,424
Hasbro, Inc.	3,300	105,237
Mattel, Inc.	9,800	272,048
Polaris Industries, Inc.	1,800	100,764
		501,473
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.*	9,800	342,314
Bio-Rad Laboratories, Inc., Class A*	600	57,624
Bruker Corp.*	1,400	17,388
Charles River Laboratories International, Inc.*	1,088	29,735
Covance, Inc.(a)*	1,900	86,868
Illumina, Inc.(a)*	3,620	110,337
Life Technologies Corp.*	4,823	187,663
Mettler-Toledo International, Inc.*	900	132,939
Parexel International Corp.(a)*	1,600	33,184
PerkinElmer, Inc.	2,900	58,000
Techne Corp.	1,000	68,260
Thermo Fisher Scientific, Inc.*	11,106	499,437
Waters Corp.*	2,500	185,125
		1,808,874
Machinery — 2.2%
Actuant Corp., Class A(a)	1,500	34,035
AGCO Corp.*	2,600	111,722
Barnes Group, Inc.(a)	1,800	43,398
Caterpillar, Inc.	18,400	1,667,040
Chart Industries, Inc.*	800	43,256
CLARCOR, Inc.(a)	1,300	64,987
CNH Global NV*	116	4,175
Colfax Corp.(a)*	700	19,936
Crane Co.	1,500	70,065
Cummins, Inc.	5,400	475,308
Deere & Co.	11,900	920,465
Donaldson Co., Inc.(a)	2,100	142,968
Dover Corp.	5,400	313,470
Eaton Corp.	9,323	405,830
Flowserve Corp.	1,600	158,912
Gardner Denver, Inc.	1,500	115,590
Graco, Inc.	1,550	63,380
Harsco Corp.	2,000	41,160
IDEX Corp.	2,100	77,931
Illinois Tool Works, Inc.	12,100	565,191
Ingersoll Rand PLC	9,311	283,706
ITT Corp.	2,544	49,176
Joy Global, Inc.	2,900	217,413
Kaydon Corp.	900	27,450
Kennametal, Inc.	2,100	76,692
Lincoln Electric Holdings, Inc.	2,600	101,712
Manitowoc Co., Inc.	3,300	30,327
Middleby Corp.(a)*	500	47,020
Mueller Industries, Inc.(a)	1,000	38,420
Navistar International Corp.*	2,000	75,760
Nordson Corp.	1,500	61,770
Oshkosh Corp.*	2,600	55,588
PACCAR, Inc.	9,309	348,808
Pall Corp.	3,200	182,880
Parker Hannifin Corp.	4,209	320,936
Pentair, Inc.(a)	2,700	89,883
Robbins & Myers, Inc.	700	33,985
Sauer-Danfoss, Inc.*	526	19,046
Snap-On, Inc.	1,600	80,992
SPX Corp.	1,400	84,378
Stanley Black & Decker, Inc.	4,622	312,447
Terex Corp.(a)*	2,600	35,126
Timken Co.	2,600	100,646
Toro Co.(a)	1,000	60,660
Trinity Industries, Inc.	2,400	72,144
Valmont Industries, Inc.	700	63,553
WABCO Holdings, Inc.*	1,899	82,417
Wabtec Corp.	1,400	97,930
Watts Water Technologies, Inc., Class A(a)	900	30,789
Woodward, Inc.(a)	2,000	81,860
Xylem, Inc.	5,089	130,736
		8,633,069
Marine — 0.0%
Alexander & Baldwin, Inc.	1,200	48,984
Kirby Corp.(a)*	1,600	105,344
		154,328
Media — 3.0%
AMC Networks, Inc., Class A*	1,725	64,826
Arbitron, Inc.(a)	800	27,528
Cablevision Systems Corp., Class A	6,100	86,742
CBS Corp., Class A	1,300	35,984
CBS Corp., Class B	17,351	470,906
Charter Communications, Inc.*	2,452	139,617
Cinemark Holdings, Inc.(a)	2,400	44,376
Clear Channel Outdoor Holdings, Inc., Class A*	231	2,899
Comcast Corp., Class A	60,616	1,437,205
Comcast Corp., Class A Special	18,450	434,682
CTC Media, Inc.	1,997	17,514
DIRECTV, Class A*	19,848	848,701
Discovery Communications, Inc., Class A*	4,020	164,699
Discovery Communications, Inc., Class C*	4,020	151,554
DISH Network Corp., Class A	6,200	176,576
DreamWorks Animation SKG, Inc., Class A(a)*	2,400	39,828
Gannett Co., Inc.(a)	6,000	80,220
Interpublic Group of Cos, Inc.	13,995	136,171
John Wiley & Sons, Inc., Class A	1,300	57,720
Lamar Advertising Co., Class A(a)*	1,800	49,500
Liberty Global, Inc., Series A*	4,195	172,121
Liberty Global, Inc., Series C*	3,573	141,205
Liberty Media Corp. - Liberty Capital, Class A*	3,482	271,770
Live Nation Entertainment, Inc.*	4,494	37,345
Madison Square Garden, Inc., Class A*	1,825	52,268
McGraw-Hill Companies, Inc.	8,886	399,603
Meredith Corp.(a)	900	29,385
Morningstar, Inc.(a)	700	41,615
New York Times Co. (The), Class A*	2,900	22,417
News Corp., Class A	49,644	885,649
News Corp., Class B	12,500	227,250

11

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Omnicom Group, Inc.	7,900	$352,182
Regal Entertainment Group, Class A	2,586	30,877
Scripps Networks Interactive, Inc., Class A	2,600	110,292
Sirius XM Radio, Inc.(a)*	82,643	150,410
Time Warner Cable, Inc.	9,271	589,358
Time Warner, Inc.	28,800	1,040,832
Valassis Communications, Inc.(a)*	1,200	23,076
Viacom, Inc., Class A(a)	1,600	85,328
Viacom, Inc., Class B	14,539	660,216
Virgin Media, Inc.	7,700	164,626
Walt Disney Co.	47,492	1,780,950
Washington Post Co. (The), Class B	100	37,681
		11,773,704
Metals & Mining — 1.0%
Alcoa, Inc.	30,700	265,555
Allegheny Technologies, Inc.	2,400	114,720
Allied Nevada Gold Corp.(a)*	2,115	64,042
AMCOL International Corp.(a)	529	14,204
Carpenter Technology Corp.	1,300	66,924
Century Aluminum Co.(a)*	187	1,591
Cliffs Natural Resources, Inc.	4,187	261,059
Coeur d'Alene Mines Corp.*	2,464	59,481
Commercial Metals Co.	3,500	48,405
Compass Minerals International, Inc.	1,000	68,850
Freeport-McMoRan Copper & Gold, Inc., Class B	26,333	968,791
Globe Specialty Metals, Inc.(a)	1,087	14,555
Hecla Mining Co.(a)	5,900	30,857
Molycorp, Inc.(a)*	657	15,755
Newmont Mining Corp.	13,900	834,139
Nucor Corp.	9,194	363,806
Reliance Steel & Aluminum Co.(a)	2,000	97,380
Royal Gold, Inc.	1,500	101,145
Schnitzer Steel Industries, Inc., Class A	700	29,596
Southern Copper Corp.	4,437	133,909
Steel Dynamics, Inc.	5,800	76,270
Stillwater Mining Co.(a)*	3,300	34,518
Titanium Metals Corp.(a)	2,300	34,454
United States Steel Corp.(a)	3,923	103,803
Walter Industries, Inc.	1,775	107,494
Worthington Industries, Inc.(a)	1,900	31,122
		3,942,425
Multi-Utilities — 1.4%
Alliant Energy Corp.	3,000	132,330
Ameren Corp.	7,000	231,910
Avista Corp.(a)	1,300	33,475
Black Hills Corp.	1,000	33,580
Centerpoint Energy, Inc.	11,950	240,075
CMS Energy Corp.	6,900	152,352
Consolidated Edison, Inc.	8,700	539,661
Dominion Resources, Inc.	16,700	886,436
DTE Energy Co.	4,900	266,805
Integrys Energy Group, Inc.	2,277	123,368
MDU Resources Group, Inc.	5,425	116,421
NiSource, Inc.	7,800	185,718
NorthWestern Corp.	1,000	35,790
NSTAR	2,800	131,488
OGE Energy Corp.	2,900	164,459
PG&E Corp.	11,858	488,787
Public Service Enterprise Group, Inc.	14,400	475,344
SCANA Corp.	3,400	153,204
Sempra Energy	6,600	363,000
TECO Energy, Inc.	5,800	111,012
Vectren Corp.	1,900	57,437
Wisconsin Energy Corp.	6,800	237,728
Xcel Energy, Inc.	14,100	389,724
		5,550,104
Multiline Retail — 0.8%
99 Cents Only Stores(a)*	1,800	39,510
Big Lots, Inc.*	2,200	83,072
Dillard's, Inc., Class A(a)	1,596	71,629
Dollar General Corp.*	3,800	156,332
Dollar Tree, Inc.*	3,602	299,362
Family Dollar Stores, Inc.	3,400	196,044
J.C. Penney Co., Inc.	4,700	165,205
Kohl's Corp.	7,610	375,554
Macy's, Inc.	12,300	395,814
Nordstrom, Inc.	5,000	248,550
Saks, Inc.(a)*	3,600	35,100
Sears Holdings Corp.(a)*	1,189	37,786
Target Corp.	18,600	952,692
		3,056,650
Office Electronics — 0.1%
Xerox Corp.	39,292	312,764
Zebra Technologies Corp., Class A*	1,575	56,354
		369,118
Oil, Gas & Consumable Fuels — 9.2%
Alpha Natural Resources, Inc.*	3,688	75,346
Anadarko Petroleum Corp.	14,400	1,099,152
Apache Corp.	10,875	985,057
Approach Resources, Inc.*	800	23,528
Arch Coal, Inc.	4,300	62,393
Berry Petroleum Co., Class A	1,600	67,232
Bill Barrett Corp.(a)*	1,500	51,105
Cabot Oil & Gas Corp.	3,000	227,700
Carrizo Oil & Gas, Inc.*	1,100	28,985
Chesapeake Energy Corp.	19,200	427,968
Chevron Corp.	56,837	6,047,457
Cimarex Energy Co.	2,410	149,179
Cloud Peak Energy, Inc.*	1,609	31,086
Cobalt International Energy, Inc.(a)*	3,164	49,105
Concho Resources, Inc.*	2,800	262,500
ConocoPhillips	35,967	2,620,915
Consol Energy, Inc.	6,600	242,220
Continental Resources, Inc.*	1,200	80,052
CVR Energy, Inc.*	1,522	28,507
Denbury Resources, Inc.*	11,108	167,731
Devon Energy Corp.	11,104	688,448
El Paso Corp.	22,433	596,045
Energen Corp.	2,100	105,000
EOG Resources, Inc.	7,800	768,378
EQT Corp.	4,200	230,118
EXCO Resources, Inc.(a)	3,600	37,620
Exxon Mobil Corp.	135,716	11,503,288
Forest Oil Corp.(a)*	3,371	45,677
Gulfport Energy Corp.(a)*	766	22,559
Hess Corp.	7,200	408,960
HollyFrontier Corp.	5,894	137,920
Kodiak Oil & Gas Corp.*	6,200	58,900
Marathon Oil Corp.	20,443	598,367
Marathon Petroleum Corp.	10,401	346,249
McMoRan Exploration Co.(a)*	2,587	37,641
Murphy Oil Corp.	5,400	300,996
Newfield Exploration Co.*	3,900	147,147
Noble Energy, Inc.	5,268	497,246
Northern Oil and Gas, Inc.(a)*	1,600	38,368

12

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Oasis Petroleum, Inc.*	1,558	$45,322
Occidental Petroleum Corp.	22,983	2,153,507
Peabody Energy Corp.	7,900	261,569
Pioneer Natural Resources Co.	3,002	268,619
Plains Exploration & Production Co.*	3,717	136,488
QEP Resources, Inc.	5,200	152,360
Quicksilver Resources, Inc.(a)*	2,008	13,474
Range Resources Corp.	4,700	291,118
Rosetta Resources, Inc.*	1,400	60,900
SandRidge Energy, Inc.(a)*	10,354	84,489
Ship Finance International Ltd.(a)	2,100	19,614
SM Energy Co.	1,900	138,890
Southern Union Co.	3,288	138,458
Southwestern Energy Co.*	10,000	319,400
Spectra Energy Corp.	18,778	577,423
Stone Energy Corp.(a)*	696	18,360
Sunoco, Inc.	3,200	131,264
Swift Energy Co.*	900	26,748
Teekay Corp.(a)	1,000	26,730
Tesoro Corp.*	3,900	91,104
Ultra Petroleum Corp.*	4,500	133,335
Valero Energy Corp.	16,318	343,494
W&T Offshore, Inc.	1,100	23,331
Western Refining, Inc.(a)*	2,000	26,580
Whiting Petroleum Corp.*	3,200	149,408
Williams Companies, Inc.	16,900	558,038
World Fuel Services Corp.(a)	2,000	83,960
		35,570,128
Paper & Forest Products — 0.2%
Buckeye Technologies, Inc.	1,000	33,440
Domtar Corp.	1,000	79,960
International Paper Co.	11,925	352,980
MeadWestvaco Corp.	5,340	159,933
Schweitzer-Mauduit International, Inc.(a)	500	33,230
		659,543
Personal Products — 0.2%
Avon Products, Inc.	12,500	218,375
Elizabeth Arden, Inc.(a)*	300	11,112
Estee Lauder Companies, Inc., Class A	3,500	393,120
Herbalife Ltd.	3,200	165,344
Nu Skin Enterprises, Inc., Class A(a)	1,488	72,272
		860,223
Pharmaceuticals — 5.4%
Abbott Laboratories	45,412	2,553,517
Allergan, Inc.	8,900	780,886
Bristol-Myers Squibb Co.	49,600	1,747,904
Eli Lilly & Co.	28,900	1,201,084
Endo Pharmaceuticals Holdings, Inc.*	3,209	110,807
Forest Laboratories, Inc.*	8,100	245,106
Hospira, Inc.*	4,720	143,346
Impax Laboratories, Inc.(a)*	1,000	20,170
Jazz Pharmaceuticals, Inc.(a)*	1,100	42,493
Johnson & Johnson	76,912	5,043,889
Medicines Co. (The)*	1,500	27,960
Medicis Pharmaceutical Corp., Class A(a)	1,500	49,875
Merck & Co., Inc.	86,589	3,264,405
Mylan, Inc.*	12,025	258,057
Par Pharmaceutical Cos., Inc.*	900	29,457
Perrigo Co.(a)	2,500	243,250
Pfizer, Inc.	216,572	4,686,618
Questcor Pharmaceuticals, Inc.(a)*	1,600	66,528
Salix Pharmaceuticals Ltd.(a)*	1,500	71,775
Viropharma, Inc.(a)*	1,800	49,302
Warner Chilcott PLC, Class A*	2,100	31,773
Watson Pharmaceuticals, Inc.*	3,600	217,224
		20,885,426
Professional Services — 0.3%
Acacia Research - Acacia Technologies*	1,200	43,812
Advisory Board Co. (The)*	500	37,105
Corporate Executive Board Co. (The)(a)	1,000	38,100
CoStar Group, Inc.(a)*	765	51,049
Dun & Bradstreet Corp.	1,500	112,245
Equifax, Inc.	3,389	131,290
FTI Consulting, Inc.(a)*	1,300	55,146
IHS, Inc., Class A*	1,300	112,008
Manpower, Inc.	2,400	85,800
Robert Half International, Inc.(a)	3,700	105,302
Towers Watson & Co., Class A	1,500	89,895
Verisk Analytics, Inc., Class A*	3,657	146,755
		1,008,507
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., Class A	11,207	672,532
Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA*	400	20,072
CBRE Group, Inc.*	8,400	127,848
Forest City Enterprises, Inc.*	3,000	35,460
Jones Lang LaSalle, Inc.	1,100	67,386
The St. Joe Co.(a)*	2,400	35,184
		285,950
Road & Rail — 1.0%
AMERCO, Inc.(a)	300	26,520
Avis Budget Group, Inc.*	2,328	24,956
Con-way, Inc.	1,500	43,740
CSX Corp.	31,009	653,050
Genesee & Wyoming, Inc., Class A(a)*	1,300	78,754
Heartland Express, Inc.(a)	1,866	26,665
Hertz Global Holdings, Inc.*	7,400	86,728
JB Hunt Transport Services, Inc.	2,500	112,675
Kansas City Southern*	2,900	197,229
Knight Transportation, Inc.(a)	1,525	23,851
Landstar System, Inc.	1,200	57,504
Norfolk Southern Corp.	10,304	750,750
Old Dominion Freight Line, Inc.*	1,425	57,755
Ryder System, Inc.	1,600	85,024
Union Pacific Corp.	14,200	1,504,348
Werner Enterprises, Inc.	1,200	28,920
		3,758,469
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*	16,400	88,560
Altera Corp.	9,300	345,030
Analog Devices, Inc.	8,600	307,708
Applied Materials, Inc.	38,300	410,193
Atmel Corp.*	12,900	104,490
Avago Technologies Ltd.	6,400	184,704
Broadcom Corp., Class A*	13,802	405,227
Cree, Inc.(a)*	2,900	63,916
Cymer, Inc.(a)*	700	34,832
Cypress Semiconductor Corp.*	4,600	77,694
Entegris, Inc.(a)*	3,200	27,920
Fairchild Semiconductor International, Inc.*	3,875	46,655
First Solar, Inc.(a)*	1,600	54,016
GT Advanced Technologies, Inc.(a)*	3,400	24,616
Hittite Microwave Corp.(a)*	800	39,504
Intel Corp.	153,786	3,729,310
International Rectifier Corp.*	1,500	29,130

13

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Intersil Corp., Class A	3,500	$36,540
Kla-Tencor Corp.	4,900	236,425
Lam Research Corp.*	3,600	133,272
Linear Technology Corp.	6,200	186,186
LSI Corp.*	18,094	107,659
Marvell Technology Group Ltd.*	16,100	222,985
Maxim Integrated Products, Inc.	8,300	216,132
MEMC Electronic Materials, Inc.*	5,800	22,852
Microchip Technology, Inc.	5,350	195,971
Micron Technology, Inc.*	27,301	171,723
Microsemi Corp.*	2,900	48,575
MKS Instruments, Inc.(a)	1,300	36,166
Netlogic Microsystems, Inc.*	1,700	84,269
Novellus Systems, Inc.*	2,200	90,838
Nvidia Corp.*	16,500	228,690
ON Semiconductor Corp.*	11,830	91,328
PMC - Sierra, Inc.*	6,300	34,713
Power Integrations, Inc.(a)	300	9,948
RF Micro Devices, Inc.(a)*	7,000	37,800
Semtech Corp.*	1,800	44,676
Silicon Laboratories, Inc.(a)*	1,400	60,788
Skyworks Solutions, Inc.*	5,200	84,344
Spansion, Inc., Class A*	400	3,312
SunPower Corp.(a)*	268	1,670
Teradyne, Inc.*	6,000	81,780
Texas Instruments, Inc.	32,302	940,311
Veeco Instruments, Inc.(a)*	1,100	22,880
Xilinx, Inc.	7,500	240,450
		9,645,788
Software — 3.6%
ACI Worldwide, Inc.*	600	17,184
Activision Blizzard, Inc.	14,188	174,796
Adobe Systems, Inc.*	14,008	396,006
Advent Software, Inc.(a)*	700	17,052
ANSYS, Inc.*	2,600	148,928
Ariba, Inc.*	2,300	64,584
Aspen Technology, Inc.*	2,400	41,640
Autodesk, Inc.*	6,300	191,079
Blackbaud, Inc.	992	27,478
BMC Software, Inc.*	5,000	163,900
CA, Inc.	11,676	236,030
Cadence Design Systems, Inc.*	7,100	73,840
Citrix Systems, Inc.*	5,179	314,469
Commvault Systems, Inc.*	960	41,011
Compuware Corp.*	5,600	46,592
Concur Technologies, Inc.(a)*	1,400	71,106
Electronic Arts, Inc.*	9,400	193,640
Factset Research Systems, Inc.(a)	1,250	109,100
Fair Isaac Corp.	1,450	51,968
Fortinet, Inc.*	2,600	56,706
Informatica Corp.*	3,000	110,790
Intuit, Inc.	8,100	425,979
JDA Software Group, Inc.*	800	25,912
Mentor Graphics Corp.(a)*	3,500	47,460
Micros Systems, Inc.*	2,300	107,134
Microsoft Corp.	219,659	5,702,348
MicroStrategy, Inc., Class A(a)*	200	21,664
NetSuite, Inc.(a)*	1,588	64,393
Nuance Communications, Inc.*	6,700	168,572
Oracle Corp.	113,963	2,923,151
Parametric Technology Corp.*	3,480	63,545
Progress Software Corp.(a)*	1,950	37,733
QLIK Technologies, Inc.*	1,545	37,389
Quest Software, Inc.*	2,100	39,060
RealPage, Inc.*	900	22,743
Red Hat, Inc.*	5,400	222,966
Rovi Corp.*	3,151	77,452
Salesforce.com, Inc.*	3,500	355,110
Solarwinds, Inc.(a)*	1,750	48,913
Solera Holdings, Inc.	1,984	88,367
SuccessFactors, Inc.*	2,100	83,727
Symantec Corp.*	21,592	337,915
Synopsys, Inc.*	4,200	114,240
Take-Two Interactive Software, Inc.*	2,150	29,133
Taleo Corp., Class A(a)*	257	9,943
TIBCO Software, Inc.*	6,000	143,460
TiVo, Inc.(a)*	2,872	25,762
Verint Systems, Inc.*	406	11,181
VMware, Inc.*	2,347	195,247
Websense, Inc.(a)*	600	11,238
		13,989,636
Specialty Retail — 2.3%
Aaron's, Inc.(a)	2,250	60,030
Abercrombie & Fitch Co., Class A	2,500	122,100
Advance Auto Parts, Inc.	2,100	146,223
Aeropostale, Inc.(a)*	2,700	41,175
American Eagle Outfitters, Inc.	5,750	87,918
Ann, Inc.(a)*	1,550	38,409
Ascena Retail Group, Inc.*	2,000	59,440
AutoNation, Inc.(a)*	2,975	109,688
AutoZone, Inc.*	700	227,479
Bed Bath & Beyond, Inc.*	7,221	418,601
Best Buy Co., Inc.(a)	9,525	222,599
Buckle, Inc. (The)(a)	900	36,783
Cabela's, Inc.(a)*	1,100	27,962
Carmax, Inc.(a)*	6,346	193,426
Chico's FAS, Inc.	5,800	64,612
Childrens Place Retail Stores, Inc.(a)*	700	37,184
Dick's Sporting Goods, Inc.(a)	2,800	103,264
DSW, Inc., Class A(a)	700	30,947
Express, Inc.*	900	17,946
Finish Line Inc. (The), Class A(a)	1,500	28,928
Foot Locker, Inc.	4,100	97,744
GameStop Corp., Class A*	4,388	105,882
Gap, Inc. (The)	10,016	185,797
Genesco, Inc.(a)*	700	43,218
Group 1 Automotive, Inc.(a)	500	25,900
Guess?, Inc.	1,900	56,658
Hibbett Sports, Inc.*	700	31,626
Home Depot, Inc.	43,721	1,838,031
Jos. A. Bank Clothiers, Inc.*	750	36,570
Lowe's Cos, Inc.	36,070	915,457
Ltd. Brands, Inc.	7,980	321,993
Men's Wearhouse, Inc.(a)	1,750	56,718
Monro Muffler Brake, Inc.(a)	800	31,032
O'Reilly Automotive, Inc.*	3,900	311,805
Office Depot, Inc.(a)*	1,500	3,225
Orchard Supply Hardware Stores Corp., Class A*	53	—
Penske Auto Group, Inc.(a)	1,000	19,250
PetSmart, Inc.	3,400	174,386
Pier 1 Imports, Inc.*	3,200	44,576
RadioShack Corp.(a)	3,300	32,043
Rent-A-Center, Inc.	1,700	62,900
Ross Stores, Inc.	6,800	323,204
Sally Beauty Holdings, Inc.*	4,602	97,240
Select Comfort Corp.*	1,400	30,366

14

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Signet Jewelers Ltd.	2,400	$105,504
Staples, Inc.	19,850	275,716
Tiffany & Co.	3,600	238,536
TJX Cos, Inc.	11,000	710,050
Tractor Supply Co.	2,800	196,420
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	103,872
Urban Outfitters, Inc.*	3,800	104,728
Vitamin Shoppe, Inc.(a)*	600	23,928
Williams-Sonoma, Inc.	2,900	111,650
		8,790,739
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc.(a)*	1,400	55,734
Coach, Inc.	8,210	501,138
Columbia Sportswear Co.(a)	400	18,620
CROCS, Inc.(a)*	2,300	33,971
Deckers Outdoor Corp.*	1,200	90,684
Fossil, Inc.*	2,600	206,336
Hanesbrands, Inc.*	2,601	56,858
Iconix Brand Group, Inc.(a)*	1,472	23,979
Lululemon Athletica, Inc.*	1,800	83,988
NIKE, Inc., Class B	10,005	964,182
PVH Corp.	1,700	119,833
Ralph Lauren Corp.	2,000	276,160
Steven Madden Ltd.(a)*	1,200	41,400
Under Armour, Inc., Class A(a)*	1,100	78,969
VF Corp.	2,500	317,475
Warnaco Group, Inc. (The)(a)*	1,400	70,056
Wolverine World Wide, Inc.	1,600	57,024
		2,996,407
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,239	37,378
Hudson City Bancorp, Inc.	13,407	83,794
New York Community Bancorp, Inc.(a)	10,665	131,926
Northwest Bancshares, Inc.(a)	2,675	33,277
Ocwen Financial Corp.*	3,000	43,440
People's United Financial, Inc.(a)	11,010	141,478
TFS Financial Corp.*	2,631	23,574
Washington Federal, Inc.	2,947	41,229
		536,096
Tobacco — 1.8%
Altria Group, Inc.	61,022	1,809,303
Lorillard, Inc.	4,100	467,400
Philip Morris International, Inc.	51,900	4,073,112
Reynolds American, Inc.	10,365	429,318
Universal Corp.(a)	600	27,576
Vector Group Ltd.(a)	1,928	34,241
		6,840,950
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.(a)	964	33,904
Fastenal Co.(a)	7,800	340,158
GATX Corp.(a)	1,100	48,026
MSC Industrial Direct Co., Class A	1,400	100,170
Textainer Group Holdings Ltd.(a)	1,121	32,643
United Rentals, Inc.*	900	26,595
Watsco, Inc.(a)	800	52,528
WESCO International, Inc.(a)*	1,100	58,311
WW Grainger, Inc.	1,700	318,223
		1,010,558
Water Utilities — 0.1%
American Water Works Co., Inc.	4,900	156,114
Aqua America, Inc.(a)	4,034	88,950
		245,064
Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	8,103	363,014
MetroPCS Communications, Inc.*	8,400	72,912
NII Holdings, Inc.*	4,600	97,980
SBA Communications Corp., Class A(a)*	2,900	124,584
Sprint Nextel Corp.*	85,067	199,057
Telephone & Data Systems, Inc.(a)	1,300	33,657
Telephone & Data Systems, Inc., Special Shares	800	19,048
United States Cellular Corp.(a)*	230	10,035
		920,287
TOTAL COMMON STOCKS
(Identified Cost $259,940,243)		370,580,491

PREFERRED STOCKS — 0.0%
Specialty Retail — 0.0%
Orchard Supply Hardware Stores Corp., Series A*	53	—
TOTAL PREFERRED STOCKS
(Identified Cost $231)		—

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/2030*	66	93
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	73	4
TOTAL RIGHTS & WARRANTS
(Identified Cost $350)		97

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,205,567	15,937,606
TOTAL MUTUAL FUNDS
(Identified Cost $13,745,189)		15,937,606

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	240,077	240,077
		240,078
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $240,078)		240,078

COLLATERAL FOR SECURITIES ON LOAN — 5.0%
Short-Term — 5.0%
State Street Navigator Securities Lending Prime Portfolio	19,361,364	19,361,364
		19,361,364
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $19,361,364)		19,361,364

Total Investments — 104.8%
(Identified Cost $293,287,455)#		406,119,636
Liabilities, Less Cash and Other Assets — (4.8%)		(18,638,652)
Net Assets — 100.0%		$387,480,984

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $18,960,181.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $293,287,455. Net unrealized appreciation aggregated $112,832,181 of which $131,552,096 related to appreciated investment securities and $18,719,915 related to depreciated investment securities.

Key to abbreviations:
REIT– Real Estate Investment Trust

15

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.3%
L-3 Communications Holdings, Inc.	8,967	$597,920
Northrop Grumman Corp.(a)	49,882	2,917,099
Raytheon Co.	5,892	285,055
Textron, Inc.	1,263	23,353
		3,823,427
Air Freight & Logistics — 0.0%
FedEx Corp.	491	41,003

Airlines — 0.4%
Southwest Airlines Co.	126,100	1,079,416

Automobiles — 0.1%
General Motors Co.*	12,955	262,598

Beverages — 1.1%
Beam, Inc.	24,799	1,270,453
Constellation Brands, Inc., Class A*	30,934	639,406
Molson Coors Brewing Co., Class B	27,145	1,181,893
		3,091,752
Building Products — 0.3%
Fortune Brands Home & Security, Inc.*	24,799	422,327
Owens Corning*	20,018	574,917
		997,244
Capital Markets — 0.8%
American Capital Ltd.*	16,790	112,997
Bank of New York Mellon Corp. (The)	1,000	19,910
E*Trade Financial Corp.*	6,890	54,844
Legg Mason, Inc.	23,477	564,622
Morgan Stanley	105,967	1,603,281
		2,355,654
Chemicals — 0.4%
Ashland, Inc.	14,733	842,138
Cytec Industries, Inc.	1,824	81,442
Dow Chemical Co. (The)	2,597	74,690
Huntsman Corp.	4,150	41,500
		1,039,770
Commercial Banks — 1.3%
CIT Group, Inc.*	5,752	200,572
KeyCorp	126,159	970,163
Regions Financial Corp.	184,756	794,451
SunTrust Banks, Inc.	81,987	1,451,170
Zions Bancorporation(a)	24,798	403,711
		3,820,067
Commercial Services & Supplies — 0.5%
Covanta Holding Corp.	8,264	113,134
R.R. Donnelley & Sons Co.(a)	21,147	305,151
Republic Services, Inc.	38,907	1,071,888
		1,490,173
Computers & Peripherals — 0.3%
Hewlett-Packard Co.	11,165	287,610
Western Digital Corp.*	22,107	684,212
		971,822
Construction & Engineering — 0.2%
Aecom Technology Corp.*	1,499	30,835
Quanta Services, Inc.*	11,595	249,756
URS Corp.*	12,610	442,863
		723,454
Construction Materials — 0.3%
Vulcan Materials Co.(a)	19,042	749,303

Consumer Finance — 1.1%
Capital One Financial Corp.(a)	74,533	3,152,000

Containers & Packaging — 0.1%
Rock-Tenn Co., Class A	1,862	107,437
Sealed Air Corp.	7,770	133,722
		241,159
Diversified Consumer Services — 0.0%
Service Corp. International	5,594	59,576

Diversified Financial Services — 5.3%
Bank of America Corp.	737,905	4,102,752
Citigroup, Inc.	258,694	6,806,239
CME Group, Inc.	10,093	2,459,361
JPMorgan Chase & Co.	38,067	1,265,728
NASDAQ OMX Group, Inc. (The)*	28,325	694,246
		15,328,326
Diversified Telecommunication Services — 6.1%
AT&T, Inc.	419,977	12,700,104
CenturyLink, Inc.	62,251	2,315,737
Frontier Communications Corp.(a)	41,385	213,133
Verizon Communications, Inc.	57,266	2,297,512
		17,526,486
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.*	20,100	751,941
Avnet, Inc.*	25,300	786,577
AVX Corp.	8,790	112,161
Corning, Inc.	61,354	796,375
Ingram Micro, Inc., Class A*	27,569	501,480
Tech Data Corp.*	2,403	118,732
		3,067,266
Energy Equipment & Services — 2.9%
Helmerich & Payne, Inc.	17,367	1,013,538
Nabors Industries Ltd.*	55,062	954,775
National Oilwell Varco, Inc.	55,555	3,777,184
Noble Corp.*	8,785	265,483
Patterson-UTI Energy, Inc.	23,910	477,722
Rowan Cos, Inc.*	19,250	583,852
Tidewater, Inc.(a)	8,682	428,023
Transocean Ltd.	4,396	168,762
Unit Corp.*	600	27,840
Weatherford International Ltd.*	35,367	517,773
		8,214,952
Food & Staples Retailing — 3.3%
CVS Caremark Corp.	210,226	8,573,016
Safeway, Inc.(a)	38,038	800,320
		9,373,336
Food Products — 5.4%
Archer-Daniels-Midland Co.	96,578	2,762,131
Bunge Ltd.	14,350	820,820
Corn Products International, Inc.	5,606	294,820
J.M. Smucker Co. (The)	18,726	1,463,811
Kraft Foods, Inc., Class A	214,143	8,000,382
Ralcorp Holdings, Inc.*	6,429	549,680
Smithfield Foods, Inc.*	26,819	651,165
Tyson Foods, Inc., Class A	52,207	1,077,552
		15,620,361
Health Care Equipment & Supplies — 1.0%
Alere, Inc.*	7,560	174,560
Boston Scientific Corp.*	178,496	953,169
CareFusion Corp.*	29,859	758,717
Cooper Cos., Inc. (The)	218	15,373
Hologic, Inc.*	39,197	686,340
Teleflex, Inc.	2,591	158,802
		2,746,961

16

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARE	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 3.9%
Aetna, Inc.	66,065	$2,787,282
CIGNA Corp.	117	4,914
Coventry Health Care, Inc.*	22,712	689,763
Humana, Inc.	24,131	2,114,117
Omnicare, Inc.(a)	17,326	596,881
WellPoint, Inc.	77,407	5,128,214
		11,321,171
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	90,764	2,962,537
Hyatt Hotels Corp., Class A(a)*	314	11,819
MGM Resorts International*	88,290	920,865
Penn National Gaming, Inc.(a)*	5,567	211,935
Royal Caribbean Cruises Ltd.(a)	34,910	864,721
Wyndham Worldwide Corp.	28,665	1,084,397
		6,056,274
Household Durables — 0.9%
DR Horton, Inc.(a)	42,255	532,836
Lennar Corp., Class A	25,133	493,863
Mohawk Industries, Inc.*	11,968	716,285
Toll Brothers, Inc.*	27,590	563,388
Whirlpool Corp.(a)	4,460	211,627
		2,517,999
Independent Power Producers & Energy Traders — 0.7%
AES Corp. (The)*	65,560	776,231
Calpine Corp.*	40,607	663,112
NRG Energy, Inc.*	27,286	494,422
		1,933,765
Industrial Conglomerates — 4.7%
General Electric Co.	630,576	11,293,616
Tyco International Ltd.	46,192	2,157,628
		13,451,244
Insurance — 8.6%
Allied World Assurance Co., Holdings Ltd.	6,278	395,075
Allstate Corp.	42,929	1,176,684
Alterra Capital Holdings Ltd.(a)	1,399	33,058
American Financial Group, Inc.	18,578	685,342
American International Group, Inc.*	5,470	126,904
American National Insurance Co.	3,889	284,014
Assurant, Inc.	16,949	695,926
Axis Capital Holdings Ltd.	20,253	647,286
CNA Financial Corp.	45,652	1,221,191
Everest Re Group Ltd.	7,352	618,230
Genworth Financial, Inc., Class A*	74,443	487,602
Hartford Financial Services Group, Inc.	70,673	1,148,436
Lincoln National Corp.	52,189	1,013,510
Loews Corp.	72,979	2,747,659
MetLife, Inc.	149,973	4,676,158
Old Republic International Corp.(a)	41,075	380,765
PartnerRe Ltd.	5,060	324,903
Principal Financial Group, Inc.	15,417	379,258
Prudential Financial, Inc.	72,188	3,618,063
Reinsurance Group of America, Inc.	12,042	629,194
Transatlantic Holdings, Inc.	9,355	511,999
UnumProvident Corp.	54,828	1,155,226
Validus Holdings Ltd.	10,899	343,319
White Mountains Insurance Group Ltd.	1,053	477,493
XL Group PLC	44,102	871,897
		24,649,192
Internet & Catalog Retail — 0.6%
Liberty Media Corp. - Interactive, Class A*	102,856	1,667,810

Internet Software & Services — 0.6%
IAC/InterActiveCorp	17,391	740,857
Yahoo!, Inc.*	53,220	858,438
		1,599,295
IT Services — 0.6%
Computer Sciences Corp.	27,761	657,935
Fidelity National Information Services, Inc.	44,793	1,191,046
		1,848,981
Life Sciences Tools & Services — 1.1%
Life Technologies Corp.*	2,279	88,676
PerkinElmer, Inc.	11,180	223,600
Thermo Fisher Scientific, Inc.*	65,998	2,967,930
		3,280,206
Machinery — 0.9%
AGCO Corp.*	5,847	251,246
Ingersoll Rand PLC	27,796	846,944
Pentair, Inc.(a)	11,168	371,783
Stanley Black & Decker, Inc.	15,084	1,019,678
		2,489,651
Media — 11.0%
CBS Corp., Class A	8,400	232,512
CBS Corp., Class B	111,595	3,028,688
Clear Channel Outdoor Holdings, Inc., Class A*	4,600	57,730
Comcast Corp., Class A	309,977	7,349,555
Comcast Corp., Class A Special	125,831	2,964,578
Gannett Co., Inc.	7,910	105,757
Liberty Media Corp. - Liberty Capital, Class A*	4,495	350,835
News Corp., Class A	295,411	5,270,132
News Corp., Class B	110,939	2,016,871
Time Warner Cable, Inc.	58,800	3,737,916
Time Warner, Inc.	167,231	6,043,728
Washington Post Co. (The), Class B(a)	1,016	382,839
		31,541,141
Metals & Mining — 1.0%
Alcoa, Inc.	171,685	1,485,075
Cliffs Natural Resources, Inc.	2,241	139,726
Coeur d'Alene Mines Corp.*	2,480	59,867
Nucor Corp.	3,036	120,135
Reliance Steel & Aluminum Co.(a)	12,193	593,677
Steel Dynamics, Inc.	28,316	372,356
United States Steel Corp.(a)	3,009	79,618
		2,850,454
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	60,366	1,992,682

Multiline Retail — 0.7%
Dillard's, Inc., Class A(a)	945	42,412
J.C. Penney Co., Inc.(a)	34,744	1,221,251
Macy's, Inc.	8,851	284,825
Sears Holdings Corp.(a)*	18,919	601,246
		2,149,734
Office Electronics — 0.3%
Xerox Corp.	127,926	1,018,291

Oil, Gas & Consumable Fuels — 15.1%
Anadarko Petroleum Corp.	78,382	5,982,898
Apache Corp.	27,898	2,527,001
Cabot Oil & Gas Corp.	3,394	257,605
Chesapeake Energy Corp.	106,266	2,368,669
Chevron Corp.	32,820	3,492,048
ConocoPhillips	170,561	12,428,780
Denbury Resources, Inc.*	33,941	512,509
17

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARE	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Devon Energy Corp.	28,781	$1,784,422
Hess Corp.	47,336	2,688,685
Marathon Oil Corp.	115,078	3,368,333
Marathon Petroleum Corp.	57,539	1,915,473
Murphy Oil Corp.	17,723	987,880
Pioneer Natural Resources Co.	17,531	1,568,674
Plains Exploration & Production Co.*	22,622	830,680
QEP Resources, Inc.	12,345	361,708
Sunoco, Inc.	4,954	203,213
Tesoro Corp.(a)*	11,940	278,918
Valero Energy Corp.	91,951	1,935,569
Whiting Petroleum Corp.*	1,484	69,288
		43,562,353
Paper & Forest Products — 1.3%
Domtar Corp.	6,754	540,050
International Paper Co.	74,679	2,210,499
MeadWestvaco Corp.	28,813	862,949
		3,613,498
Pharmaceuticals — 3.9%
Endo Pharmaceuticals Holdings, Inc.*	3,584	123,755
Forest Laboratories, Inc.*	1,706	51,624
Pfizer, Inc.	510,809	11,053,907
		11,229,286
Road & Rail — 6.1%
CSX Corp.	196,515	4,138,606
Hertz Global Holdings, Inc.*	24,203	283,659
Norfolk Southern Corp.	65,200	4,750,472
Ryder System, Inc.	9,500	504,830
Union Pacific Corp.	74,089	7,848,989
		17,526,556
Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology, Inc.*	108,402	681,849

Software — 0.4%
Activision Blizzard, Inc.	83,074	1,023,472

Specialty Retail — 0.5%
Best Buy Co., Inc.(a)	8,930	208,694
Foot Locker, Inc.	19,383	462,091
GameStop Corp., Class A(a)*	16,878	407,266
Orchard Supply Hardware Stores Corp., Class A*	854	—
Staples, Inc.	17,842	247,825
		1,325,876
Wireless Telecommunication Services — 0.8%
MetroPCS Communications, Inc.*	48,793	423,523
NII Holdings, Inc.*	2,772	59,044
Sprint Nextel Corp.*	464,664	1,087,314
Telephone & Data Systems, Inc.(a)	8,400	217,476
Telephone & Data Systems, Inc., Special Shares	9,252	220,290
United States Cellular Corp.(a)*	6,900	301,048
		2,308,695
TOTAL COMMON STOCKS
(Identified Cost $273,807,828)		287,415,581

PREFERRED STOCKS — 0.0%
Specialty Retail — 0.0%
Orchard Supply Hardware Stores Corp., Series A*	854	—
TOTAL PREFERRED STOCKS
(Identified Cost $5,580)		—

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	25	25
		26
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $26)		26

COLLATERAL FOR SECURITIES ON LOAN— 5.3%
Short-Term — 5.3%
State Street Navigator Securities Lending Prime Portfolio	15,365,753	15,365,753
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $15,365,753)		15,365,753

Total Investments — 105.3%
(Identified Cost $289,179,187)#		302,781,360
Liabilities, Less Cash and Other Assets — (5.3%)		(15,271,950)
Net Assets — 100.0%		$287,509,410

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $15,494,518.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $289,179,187. Net unrealized appreciation aggregated $13,602,173 of which $59,603,160 related to appreciated investment securities and $46,000,987 related to depreciated investment securities.

18

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.1%
Aerospace & Defense — 2.0%
AAR Corp.	9,000	$172,530
Aerovironment, Inc.*	4,618	145,328
Alliant Techsystems, Inc.	1,421	81,224
Allied Defense Group, Inc. (The)(a)(b)*	1,000	3,150
American Science & Engineering, Inc.	2,000	136,220
Arotech Corp.(a)*	2,757	3,281
Astronics Corp.(a)*	1,851	66,284
Astronics Corp., Class B(a)*	185	6,706
Ceradyne, Inc.*	5,525	147,960
CPI Aerostructures, Inc.*	1,342	15,769
Cubic Corp.	6,700	292,053
Curtiss-Wright Corp.	10,550	372,732
DigitalGlobe, Inc.(a)*	9,173	156,950
Ducommun, Inc.	2,055	26,201
Esterline Technologies Corp.*	6,669	373,264
GenCorp, Inc.(a)*	13,000	69,160
GeoEye, Inc.(a)*	4,700	104,434
HEICO Corp.(a)	3,655	213,744
HEICO Corp., Class A	4,875	191,831
Hexcel Corp.*	21,236	514,124
Huntington Ingalls Industries, Inc.*	289	9,040
Innovative Solutions & Support, Inc.*	4,950	17,028
Kratos Defense & Security Solutions, Inc.(a)*	6,518	38,912
LMI Aerospace, Inc.*	2,400	42,120
Moog, Inc., Class A(a)*	9,348	410,658
National Presto Industries, Inc.(a)	1,000	93,600
Orbital Sciences Corp.*	13,200	191,796
Sparton Corp.*	700	6,090
Sypris Solutions, Inc.*	4,000	15,880
Teledyne Technologies, Inc.*	8,099	444,230
Triumph Group, Inc.	6,959	406,754
		4,769,053
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	66,033
Atlas Air Worldwide Holdings, Inc.*	5,768	221,664
Forward Air Corp.	6,430	206,081
HUB Group, Inc., Class A*	8,300	269,169
Pacer International, Inc.*	5,200	27,820
Park-Ohio Holdings Corp.(a)*	3,058	54,555
UTi Worldwide, Inc.	19,667	261,374
XPO Logistics, Inc.(a)*	876	10,819
		1,117,515
Airlines — 0.4%
Allegiant Travel Co.(a)*	4,800	256,032
ATA Holdings Corp.(b)*	600	—
Hawaiian Holdings, Inc.*	11,300	65,540
JetBlue Airways Corp.(a)*	48,131	250,281
Pinnacle Airlines Corp.(a)*	5,350	4,387
Republic Airways Holdings, Inc.(a)*	9,900	33,957
Skywest, Inc.	14,100	177,519
US Airways Group, Inc.(a)*	35,550	180,239
		967,955
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.(a)*	16,600	164,174
Amerigon, Inc.(a)*	5,143	73,339
Cooper Tire & Rubber Co.	13,300	186,333
Dana Holding Corp.*	11,370	138,145
Dorman Products, Inc.(a)*	3,650	134,794
Drew Industries, Inc.(a)*	4,800	117,744
Exide Technologies(a)*	17,000	44,710
Federal Mogul Corp.*	15,600	230,100
Fuel Systems Solutions, Inc.*	4,600	75,854
Modine Manufacturing Co.*	10,100	95,546
Motorcar Parts of America, Inc.(a)*	2,441	18,308
Shiloh Industries, Inc.(a)*	3,600	30,168
Spartan Motors, Inc.(a)	6,900	33,189
Standard Motor Products, Inc.	4,420	88,621
Stoneridge, Inc.(a)*	6,100	51,423
Strattec Security Corp.	700	13,965
Superior Industries International, Inc.(a)	5,600	92,624
Tenneco, Inc.*	8,968	267,067
UQM Technologies, Inc.(a)*	5,620	7,756
Williams Controls, Inc.(a)	1,100	12,166
		1,876,026
Automobiles — 0.2%
Thor Industries, Inc.(a)	13,400	367,562
Winnebago Industries(a)*	6,500	47,970
		415,532
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)*	2,400	260,544
Central European Distribution Corp.*	3,257	14,249
Coca-Cola Bottling Co., Consolidated(a)	1,262	73,890
Craft Brewers Alliance, Inc.(a)*	3,511	21,136
Heckmann Corp.(a)*	29,185	194,080
MGP Ingredients, Inc.(a)	5,072	25,563
National Beverage Corp.(a)*	10,920	175,485
		764,947
Biotechnology — 2.3%
Achillion Pharmaceuticals, Inc.(a)*	4,367	33,277
Affymax, Inc.(a)*	8,885	58,730
Alkermes PLC(a)*	23,333	405,061
Allos Therapeutics, Inc.(a)*	20,200	28,684
Alnylam Pharmaceuticals, Inc.(a)*	8,900	72,535
AMAG Pharmaceuticals, Inc.*	3,900	73,749
Anthera Pharmaceuticals, Inc.*	827	5,078
ARCA Biopharma, Inc.(a)*	600	594
Ardea Biosciences, Inc.*	319	5,362
Ariad Pharmaceuticals, Inc.*	26,550	325,237
Arqule, Inc.(a)*	13,750	77,550
Astex Pharmaceuticals, Inc.(a)*	17,300	32,697
AVEO Pharmaceuticals, Inc.(a)*	7,811	134,349
BioMimetic Therapeutics, Inc.(a)*	3,110	8,864
Celldex Therapeutics, Inc.*	5,757	14,968
Celsion Corp.(a)*	2,900	4,988
Cepheid, Inc.(a)*	7,548	259,727
Cleveland Biolabs, Inc.(a)*	1,100	3,146
Codexis, Inc.(a)*	7,350	38,955
Cubist Pharmaceuticals, Inc.(a)*	13,083	518,348
Curis, Inc.(a)*	13,600	63,648
Cytokinetics, Inc.*	13,046	12,524
Dusa Pharmaceuticals, Inc.*	2,809	12,303
Dynavax Technologies Corp.(a)*	9,900	32,868
Emergent Biosolutions, Inc.*	7,843	132,076
Enzon Pharmaceuticals, Inc.(a)*	13,152	88,118
Exelixis, Inc.(a)*	17,215	81,513
Genomic Health, Inc.*	6,042	153,406
Geron Corp.(a)*	16,604	24,574
GTx, Inc.(a)*	4,385	14,734
Halozyme Therapeutics, Inc.(a)*	4,869	46,304
iBio, Inc.(a)*	2,200	1,826
Idenix Pharmaceuticals, Inc.(a)*	10,038	74,733
Idera Pharmaceuticals, Inc.(a)*	4,700	4,982
Immunogen, Inc.(a)*	4,608	53,361
Immunomedics, Inc.(a)*	16,908	56,304

19

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Incyte Corp. Ltd.(a)*	24,306	$364,833
InterMune, Inc.*	7,926	99,868
Maxygen, Inc.(a)*	12,058	67,887
Micromet, Inc.(a)*	5,356	38,510
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Momenta Pharmaceuticals, Inc.*	9,866	171,570
Myrexis, Inc.*	3,735	10,010
Myriad Genetics, Inc.*	20,343	425,982
Nabi Biopharmaceuticals(a)*	26,243	49,337
Nanosphere, Inc.*	4,259	6,261
NPS Pharmaceuticals, Inc.*	1,232	8,119
OncoGenex Pharmaceutical, Inc.*	15	176
Oncothyreon, Inc.(a)*	2,942	22,300
Opko Health, Inc.(a)*	12,963	63,519
PDL BioPharma, Inc.(a)	29,347	181,951
Progenics Pharmaceuticals, Inc.(a)*	6,500	55,510
Repligen Corp.*	9,894	34,332
Rigel Pharmaceuticals, Inc.(a)*	14,741	116,306
Sangamo Biosciences, Inc.*	5,574	15,830
Sciclone Pharmaceuticals, Inc.(a)*	18,255	78,314
Seattle Genetics, Inc.(a)*	21,246	355,127
Spectrum Pharmaceuticals, Inc.*	12,000	175,560
StemCells, Inc.*	1,710	1,409
Synageva BioPharma Corp.(a)*	1,242	33,074
Synta Pharmaceuticals Corp.(a)*	4,121	19,245
Targacept, Inc.(a)*	1,758	9,792
Theravance, Inc.(a)*	6,159	136,114
Zalicus, Inc.(a)*	6,284	7,604
		5,503,713
Building Products — 0.8%
A.O. Smith Corp.(a)	8,852	355,142
AAON, Inc.(a)	5,850	119,867
Ameresco, Inc., Class A(a)*	3,838	52,657
American Woodmark Corp.	3,200	43,712
Apogee Enterprises, Inc.	6,300	77,238
Builders FirstSource, Inc.(a)*	17,652	36,010
Gibraltar Industries, Inc.*	6,800	94,928
Griffon Corp.(a)	13,149	120,050
Insteel Industries, Inc.(a)	4,000	43,960
PGT, Inc.(a)*	3,525	3,878
Quanex Building Products Corp.(a)	7,625	114,528
Simpson Manufacturing Co., Inc.(a)	12,100	407,286
Trex Co., Inc.*	2,700	61,857
U.S. Home Systems, Inc.(a)	1,100	7,315
Universal Forest Products, Inc.(a)	4,200	129,654
USG Corp.(a)*	21,620	219,659
		1,887,741
Capital Markets — 1.1%
Artio Global Investors, Inc.	9,194	44,867
BGC Partners, Inc., Class A(a)	20,262	120,356
Calamos Asset Management, Inc.	4,127	51,629
Cohen & Steers, Inc.(a)	9,306	268,943
Cowen Group, Inc., Class A(a)*	21,745	56,320
Duff & Phelps Corp., Class A	6,885	99,832
Edelman Financial Group, Inc.(a)	7,252	47,646
Epoch Holding Corp.(a)	4,574	101,680
Evercore Partners, Inc., Class A	5,419	144,254
Firstcity Financial Corp.(a)*	2,100	16,884
GAMCO Investors, Inc., Class A(a)	1,700	73,933
GFI Group, Inc.(a)	25,121	103,498
Gleacher & Co., Inc.(a)*	24,754	41,587
Harris & Harris Group, Inc.(a)*	7,000	24,220
HFF, Inc., Class A*	7,896	81,566
ICG Group, Inc.(a)*	8,600	66,392
Intl. FCStone, Inc.(a)*	3,884	91,546
Investment Technology Group, Inc.*	9,700	104,857
JMP Group, Inc.	3,620	25,883
KBW, Inc.	7,474	113,455
Knight Capital Group, Inc., Class A(a)*	23,916	282,687
MCG Capital Corp.(a)	16,757	66,860
Medallion Financial Corp.(a)	3,400	38,692
Oppenheimer Holdings, Inc., Class A(a)	2,133	34,341
Penson Worldwide, Inc.(a)*	3,979	4,616
Piper Jaffray Cos.*	4,324	87,345
Pzena Investment Management, Inc., Class A	794	3,438
Safeguard Scientifics, Inc.(a)*	3,700	58,423
Stifel Financial Corp.(a)*	8,617	276,175
SWS Group, Inc.(a)	5,901	40,540
Teton Advisors, Inc.(a)	25	500
Virtus Investment Partners, Inc.(a)*	905	68,789
Westwood Holdings Group, Inc.(a)	713	26,060
		2,667,814
Chemicals — 2.1%
A. Schulman, Inc.	6,427	136,124
American Pacific Corp.*	1,000	7,630
American Vanguard Corp.(a)	6,233	83,148
Arabian American Development Co.*	2,400	20,352
Balchem Corp.(a)	6,525	264,524
Calgon Carbon Corp.*	14,175	222,689
Chase Corp.	700	9,730
Chemtura Corp.*	18,226	206,683
Core Molding Technologies, Inc.*	1,500	12,090
Cytec Industries, Inc.	2,329	103,990
Ferro Corp.*	19,000	92,910
Georgia Gulf Corp.(a)*	7,462	145,434
H.B. Fuller Co.	12,300	284,253
Hawkins, Inc.(a)	1,824	67,233
Innophos Holdings, Inc.	4,800	233,088
Innospec, Inc.*	5,100	143,157
Intrepid Potash, Inc.*	1,553	35,144
KMG Chemicals, Inc.(a)	2,500	43,175
Koppers Holdings, Inc.	4,400	151,184
Kraton Performance Polymers, Inc.*	6,774	137,512
Landec Corp.(a)*	10,074	55,609
LSB Industries, Inc.(a)*	5,556	155,735
Minerals Technologies, Inc.	4,400	248,732
NewMarket Corp.(a)	1,252	248,034
Olin Corp.(a)	17,277	339,493
OM Group, Inc.*	6,900	154,491
Omnova Solutions, Inc.(a)*	9,840	45,362
Penford Corp.*	3,648	18,568
PolyOne Corp.	20,800	240,240
Quaker Chemical Corp.(a)	2,260	87,891
Sensient Technologies Corp.	11,300	428,270
Spartech Corp.*	6,900	32,637
Stepan Co.	1,700	136,272
Tredegar Corp.	8,700	193,314
Valhi, Inc.(a)	548	33,138
Zep, Inc.	4,300	60,114
Zoltek Cos., Inc.(a)*	11,060	84,277
		4,962,227
Commercial Banks — 6.7%
1st Source Corp.(a)	5,867	148,611
1st United Bancorp, Inc.*	5,096	28,283
Ameris Bancorp*	4,663	47,936

20

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
AmeriServ Financial, Inc.(a)*	4,400	$8,580
Arrow Financial Corp.(a)	2,544	59,631
Associated Banc-Corp.	7,347	82,066
Bancfirst Corp.(a)	3,000	112,620
Bancorp, Inc.(a)*	5,800	41,934
Bancorpsouth, Inc.(a)	18,401	202,779
BancTrust Financial Group, Inc.(a)*	3,390	4,204
Bank of Hawaii Corp.	2,432	108,200
Bank of the Ozarks, Inc.(a)	8,000	237,040
Banner Corp.	3,197	54,829
BBCN Bancorp, Inc.*	15,614	147,552
Boston Private Financial Holdings, Inc.	18,225	144,706
Bryn Mawr Bank Corp.(a)	2,292	44,671
Camden National Corp.(a)	2,000	65,200
Capital City Bank Group, Inc.(a)	2,541	24,267
CapitalSource, Inc.	68,837	461,208
Cardinal Financial Corp.	6,692	71,872
Cathay General Bancorp(a)	17,255	257,617
Center Bancorp, Inc.(a)	3,180	31,069
Centerstate Banks of Florida, Inc.	4,385	29,029
Central Pacific Financial Corp.*	354	4,574
Chemical Financial Corp.(a)	5,576	118,880
Citizens Republic Bancorp, Inc.*	1,706	19,448
City Holding Co.(a)	6,502	220,353
CNB Financial Corp.	1,506	23,765
CoBiz Financial, Inc.	6,875	39,669
Colony Bankcorp, Inc.(a)*	1,100	2,486
Columbia Banking System, Inc.(a)	8,815	169,865
Community Bank System, Inc.(a)	8,319	231,268
Community Trust Bancorp, Inc.(a)	4,498	132,331
CVB Financial Corp.	26,555	266,347
Encore Bancshares, Inc.*	595	8,044
Enterprise Financial Services Corp.(a)	3,156	46,709
Fidelity Southern Corp.	100	608
Financial Institutions, Inc.(a)	3,105	50,115
First Bancorp(a)	3,400	37,910
First Busey Corp., Class A(a)	18,429	92,145
First Citizens BancShares, Inc.	200	34,998
First Commonwealth Financial Corp.(a)	24,031	126,403
First Community Bancshares, Inc.	3,311	41,321
First Financial Bancorp(a)	13,758	228,933
First Financial Bankshares, Inc.(a)	7,102	237,420
First Financial Corp.(a)	3,200	106,496
First Financial Service Corp.*	440	673
First Interstate Bancsystem, Inc.(a)	2,918	38,022
First Merchants Corp.(a)	5,902	49,990
First Midwest Bancorp, Inc.	15,686	158,899
First South Bancorp, Inc.*	1,100	3,520
FirstMerit Corp.	16,515	249,872
FNB Corp.(a)	31,775	359,375
Fulton Financial Corp.	43,949	431,140
German American Bancorp, Inc.(a)	2,400	43,656
Glacier Bancorp, Inc.(a)	16,091	193,575
Great Southern Bancorp, Inc.	3,025	71,360
Green Bankshares, Inc.*	2,220	2,797
Guaranty Bancorp*	11,800	17,346
Hanmi Financial Corp.*	1,162	8,599
Heartland Financial USA, Inc.	5,400	82,836
Heritage Commerce Corp.*	3,712	17,595
Heritage Financial Corp/WA(a)	1,186	14,896
Home Bancshares, Inc.(a)	7,169	185,749
Hudson Valley Holding Corp.(a)	3,598	76,350
Iberiabank Corp.(a)	7,535	371,475
Independent Bank Corp.(a)	4,384	119,639
International Bancshares Corp.(a)	15,200	278,692
Intervest Bancshares Corp.(a)*	1,400	3,822
Investors Bancorp, Inc.*	34,155	460,409
Lakeland Bancorp, Inc.(a)	5,539	47,746
Lakeland Financial Corp.	3,189	82,499
Macatawa Bank Corp.*	6,614	15,080
MainSource Financial Group, Inc.	4,530	40,000
MB Financial, Inc.	11,453	195,846
MBT Financial Corp.(a)*	7,300	7,738
Mercantile Bank Corp.*	1,265	12,397
Metro Bancorp, Inc.(a)*	4,280	35,866
Midsouth Bancorp, Inc.(a)	2,100	27,321
National Penn Bancshares, Inc.(a)	31,814	268,510
NBT Bancorp, Inc.(a)	7,860	173,942
New Century Bancorp, Inc.(a)*	200	400
NewBridge Bancorp*	3,549	13,735
Old National Bancorp	20,800	242,320
Old Second Bancorp, Inc.(a)*	3,268	4,346
OmniAmerican Bancorp, Inc.(a)*	1,604	25,183
Oriental Financial Group, Inc.(a)	9,336	113,059
Pacific Capital Bancorp(a)*	5,452	153,964
Pacific Continental Corp.(a)	3,047	26,966
Pacific Mercantile Bancorp(a)*	2,500	8,150
Pacific Premier Bancorp, Inc.*	300	1,902
PacWest Bancorp(a)	7,728	146,446
Park National Corp.(a)	3,450	224,457
Park Sterling Corp.*	1,725	7,038
Patriot National Bancorp, Inc.(a)*	500	875
Peapack Gladstone Financial Corp.(a)	1,312	14,091
Peoples Bancorp, Inc.	2,300	34,063
Pinnacle Financial Partners, Inc.(a)*	9,756	157,559
Preferred Bank/Los Angeles CA(a)*	593	4,447
PrivateBancorp, Inc.(a)	15,254	167,489
Prosperity Bancshares, Inc.(a)	7,725	311,704
Renasant Corp.(a)	5,000	75,000
Republic Bancorp, Inc., Class A	7,344	168,178
Republic First Bancorp, Inc.*	1,450	2,161
S&T Bancorp, Inc.(a)	10,071	196,888
S.Y. Bancorp, Inc.(a)	2,891	59,352
Sandy Spring Bancorp, Inc.(a)	6,300	110,565
SCBT Financial Corp.(a)	2,608	75,658
Seacoast Banking Corp. of Florida(a)*	4,572	6,949
Sierra Bancorp	2,100	18,480
Simmons First National Corp., Class A(a)	3,100	84,289
Southern Community Financial Corp.*	3,300	3,861
Southern Connecticut Bancorp, Inc.(a)*	200	390
Southside Bancshares, Inc.(a)	3,319	71,890
Southwest Bancorp, Inc.(a)*	3,700	22,052
State Bancorp, Inc.(a)	2,377	28,999
StellarOne Corp.(a)	4,223	48,058
Sterling Bancorp	6,040	52,186
Suffolk Bancorp*	2,200	23,738
Sun Bancorp, Inc*	6,759	16,357
Susquehanna Bancshares, Inc.(a)	35,145	294,515
SVB Financial Group*	8,675	413,711
Synovus Financial Corp.(a)	42,409	59,797
Taylor Capital Group, Inc.*	3,225	31,347
Texas Capital Bancshares, Inc.(a)*	8,100	247,941
TIB Financial Corp.*	114	1,023
Tompkins Financial Corp.(a)	2,420	93,194
Tower Bancorp, Inc.	2,234	63,758
TowneBank(a)	5,602	68,568
Trico Bancshares(a)	3,800	54,036
Trustmark Corp.(a)	13,700	332,773

21

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
UMB Financial Corp.(a)	8,900	$331,525
Umpqua Holdings Corp.(a)	22,906	283,805
Union First Market Bankshares Corp.(a)	4,860	64,589
United Bankshares, Inc.(a)	10,300	291,181
United Community Banks, Inc/GA(a)*	4,460	31,175
United Security Bancshares(a)*	882	1,932
Univest Corp. of Pennsylvania(a)	3,100	45,384
Valley National Bancorp(a)	4,500	55,665
Virginia Commerce Bancorp(a)*	5,786	44,726
Washington Banking Co.	2,374	28,274
Washington Trust Bancorp, Inc.(a)	3,000	71,580
Webster Financial Corp.	18,456	376,318
WesBanco, Inc.(a)	5,363	104,418
West Bancorporation, Inc.(a)	5,350	51,253
West Coast Bancorp/OR*	3,519	54,896
Westamerica Bancorporation(a)	6,300	276,570
Western Alliance Bancorp*	16,297	101,530
Wilshire Bancorp, Inc.*	9,930	36,046
Wintrust Financial Corp.(a)	7,350	206,167
Yadkin Valley Financial Corp.*	1,400	2,380
		15,644,546
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.(a)	12,860	265,173
ACCO Brands Corp.*	13,050	125,933
Acorn Factor, Inc.	4,341	26,220
American Reprographics Co.*	10,300	47,277
Amrep Corp.*	1,500	9,840
Asset Acceptance Capital Corp.(a)*	6,900	26,979
Asta Funding, Inc.	2,600	20,748
Brink's Co. (The)	10,544	283,423
Casella Waste Systems, Inc., Class A(a)*	5,500	35,200
Ceco Environmental Corp.(a)	3,800	21,470
Cenveo, Inc.(a)*	4,900	16,660
Champion Industries, Inc.*	2,100	1,617
Command Security Corp.(a)*	4,300	7,052
Consolidated Graphics, Inc.*	2,500	120,700
Courier Corp.	1,857	21,783
Deluxe Corp.(a)	11,800	268,568
Encore Capital Group, Inc.*	6,000	127,560
EnergySolutions, Inc.*	19,070	58,926
EnerNOC, Inc.(a)*	4,955	53,861
Ennis, Inc.	5,800	77,314
Fuel Tech, Inc.(a)*	3,948	25,978
G&K Services, Inc., Class A	4,300	125,173
Geo Group, Inc. (The)*	13,910	232,992
Healthcare Services Group, Inc.(a)	22,639	400,484
Herman Miller, Inc.(a)	12,502	230,662
HNI Corp.(a)	10,511	274,337
Innerworkings, Inc.(a)*	10,529	98,025
Interface, Inc., Class A	9,293	107,241
Intersections, Inc.	4,100	45,469
KAR Auction Services, Inc.*	7,629	102,992
Kimball International, Inc., Class B(a)	4,900	24,843
Knoll, Inc.	11,450	170,032
Mcgrath Rentcorp	5,300	153,647
Metalico, Inc.(a)*	12,495	41,109
Mine Safety Appliances Co.(a)	8,100	268,272
Mobile Mini, Inc.(a)*	9,585	167,258
Multi-Color Corp.(a)	2,674	68,802
NL Industries, Inc.(a)	11,700	151,749
Portfolio Recovery Associates, Inc.(a)*	3,600	243,072
Quad/Graphics, Inc.(a)	556	7,973
Schawk, Inc.(a)	5,600	62,776
Standard Parking Corp.*	4,000	71,480
Standard Register Co.	5,600	13,048
Steelcase, Inc., Class A	18,044	134,608
SYKES Enterprises, Inc.*	11,326	177,365
Team, Inc.(a)*	4,200	124,950
Tetra Tech, Inc.*	13,589	293,387
TRC Cos., Inc.(a)*	7,000	42,070
UniFirst Corp.	3,000	170,220
United Stationers, Inc.	12,800	416,768
US Ecology, Inc.(a)	3,766	70,725
Versar, Inc.(a)*	2,000	6,300
Viad Corp.	4,500	78,660
Virco Manufacturing(a)	2,494	4,015
WCA Waste Corp.(a)*	7,300	47,523
		6,270,309
Communications Equipment — 2.1%
Anaren, Inc.*	3,900	64,818
Arris Group, Inc.*	29,127	315,154
Aviat Networks, Inc.*	15,448	28,270
Aware, Inc.(a)*	4,900	14,798
Bel Fuse, Inc., Class B(a)	1,890	35,438
Black Box Corp.	3,700	103,748
Blue Coat Systems, Inc.(a)*	8,700	221,415
CalAmp Corp.*	5,179	22,011
Calix, Inc.(a)*	10,028	64,881
Communications Systems, Inc.(a)	1,418	19,937
Comtech Telecommunications Corp.	5,325	152,401
Digi International, Inc.(a)*	7,600	84,816
EchoStar Corp., Class A*	7,212	151,019
Emulex Corp.*	18,500	126,910
Extreme Networks(a)*	21,300	62,196
Finisar Corp.(a)*	11,402	190,926
Globecomm Systems, Inc.(a)*	8,052	110,151
Harmonic, Inc.*	27,125	136,710
Infinera Corp.(a)*	23,205	145,727
InterDigital, Inc.(a)	11,222	488,943
Ixia(a)*	12,858	135,138
KVH Industries, Inc.(a)*	3,300	25,674
Loral Space & Communications, Inc.*	4,100	266,008
Netgear, Inc.*	7,961	267,251
Network Engines, Inc.*	6,300	6,061
Network Equipment Technologies, Inc.(a)*	5,600	6,496
Numerex Corp., Class A(a)*	2,359	19,415
Oclaro, Inc.(a)*	10,126	28,555
Oplink Communications, Inc.*	4,200	69,174
Opnext, Inc.(a)*	13,882	11,214
Optical Cable Corp.	374	1,193
Orbcomm, Inc.(a)*	6,700	20,033
PC-Tel, Inc.	4,100	28,044
Performance Technologies, Inc.*	2,500	4,500
Plantronics, Inc.(a)	11,000	392,040
Relm Wireless Corp.(a)*	2,000	2,200
ShoreTel, Inc.(a)*	8,783	56,036
Sonus Networks, Inc.*	82,636	198,326
Sycamore Networks, Inc.(a)*	6,549	117,227
Symmetricom, Inc.(a)*	21,384	115,260
Tekelec(a)*	14,900	162,857
Tellabs, Inc.	16,571	66,947
Telular Corp.	4,597	34,478
Tessco Technologies, Inc.	1,000	13,820
UTStarcom Holdings Corp.(a)*	28,400	39,192
Viasat, Inc.(a)*	8,400	387,408

22

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Westell Technologies, Inc., Class A(a)*	13,200	$29,304
		5,044,120
Computers & Peripherals — 1.1%
3D Systems Corp.(a)*	10,870	156,528
Astro-Med, Inc.	575	4,347
Avid Technology, Inc.(a)*	9,895	84,404
Concurrent Computer Corp.*	1,444	5,473
Cray, Inc.(a)*	6,539	42,307
Datalink Corp.*	3,145	25,978
Dataram Corp.(a)*	1,799	1,457
Diebold, Inc.	14,312	430,362
Dot Hill Systems Corp.(a)*	17,585	23,388
Electronics for Imaging, Inc.*	11,600	165,300
Hauppauge Digital, Inc.*	2,400	1,440
Hutchinson Technology, Inc.(a)*	5,200	7,800
iGO, Inc.(a)*	4,686	3,617
Imation Corp.(a)*	7,297	41,812
Immersion Corp.*	3,300	17,094
Intermec, Inc.*	13,900	95,354
Interphase Corp.(a)*	1,200	5,424
Intevac, Inc.(a)*	4,883	36,134
Novatel Wireless, Inc.(a)*	6,800	21,284
Presstek, Inc.*	8,300	4,482
QLogic Corp.*	23,017	345,255
Qualstar Corp.*	3,000	5,700
Rimage Corp.	4,700	52,875
Silicon Graphics International Corp.(a)*	5,367	61,506
STEC, Inc.*	10,200	87,618
Stratasys, Inc.*	4,214	128,148
Super Micro Computer, Inc.(a)*	8,309	130,285
Synaptics, Inc.*	13,601	410,070
Transact Technologies, Inc.*	1,515	10,999
USA Technologies, Inc.(a)*	1,931	2,163
Video Display Corp.(a)*	1,990	12,099
Xyratex Ltd.(a)	4,624	61,592
		2,482,295
Construction & Engineering — 0.9%
Aegion Corp.(a)*	7,800	119,652
Argan, Inc.(a)	1,102	16,761
Comfort Systems USA, Inc.	8,930	95,730
Dycom Industries, Inc.*	8,000	167,360
EMCOR Group, Inc.	15,424	413,517
Furmanite Corp.(a)*	8,080	50,985
Granite Construction, Inc.(a)	8,594	203,850
Great Lakes Dredge & Dock Corp.	12,897	71,707
Integrated Electrical Services, Inc.(a)*	2,998	5,756
Layne Christensen Co.(a)*	4,921	119,088
MasTec, Inc.(a)*	17,802	309,221
Michael Baker Corp.(a)*	1,700	33,337
MYR Group, Inc.*	4,000	76,560
Northwest Pipe Co.(a)*	2,100	48,006
Orion Marine Group, Inc.*	5,211	34,653
Pike Electric Corp.(a)*	7,600	54,644
Primoris Services Corp.(a)	10,341	154,391
Sterling Construction Co., Inc.*	3,741	40,291
Tutor Perini Corp.*	9,649	119,069
		2,134,578
Construction Materials — 0.2%
Eagle Materials, Inc.	9,800	251,468
Headwaters, Inc.(a)*	12,353	27,423
Texas Industries, Inc.	6,200	190,836
United States Lime & Minerals, Inc.(a)*	1,679	100,925
		570,652
Consumer Finance — 1.0%
Advance America Cash Advance Centers, Inc.(a)	16,711	149,564
Cash America International, Inc.(a)	6,500	303,095
CompuCredit Holdings Corp.(a)*	8,609	31,853
Consumer Portfolio Services, Inc.(a)*	10,500	9,450
Credit Acceptance Corp.(a)*	5,133	422,343
DFC Global Corp.*	10,498	189,594
Ezcorp, Inc., Class A*	11,029	290,835
First Cash Financial Services, Inc.*	7,400	259,666
First Marblehead Corp. (The)(a)*	18,037	21,103
Green Dot Corp., Class A*	6,285	196,218
Nelnet, Inc., Class A	9,000	220,230
QC Holdings, Inc.	5,600	22,512
World Acceptance Corp.(a)*	3,636	267,246
		2,383,709
Containers & Packaging — 0.3%
AEP Industries, Inc.(a)*	1,000	28,150
Boise, Inc.	25,804	183,725
Graphic Packaging Holding Co.*	79,328	337,937
Myers Industries, Inc.	7,217	89,058
Northern Technologies International Corp.(a)*	800	10,920
		649,790
Distributors — 0.2%
Core-Mark Holding Co., Inc.(a)	2,102	83,239
Pool Corp.(a)	10,298	309,970
VOXX International Corp.(a)*	3,800	32,110
		425,319
Diversified Consumer Services — 1.5%
American Public Education, Inc.(a)*	4,715	204,065
Archipelago Learning, Inc.(a)*	6,048	58,484
Ascent Capital Group, Inc., Class A*	2,620	132,886
Bridgepoint Education, Inc.(a)*	13,163	302,749
Cambium Learning Group, Inc.(a)*	9,541	28,814
Capella Education Co.*	3,000	108,150
Career Education Corp.*	17,047	135,865
Carriage Services, Inc.	3,900	21,840
Coinstar, Inc.(a)*	6,400	292,096
Collectors Universe(a)	1,042	15,182
Corinthian Colleges, Inc.(a)*	14,137	30,677
CPI Corp.(a)	1,100	1,991
Grand Canyon Education, Inc.(a)*	9,783	156,137
Hillenbrand, Inc.(a)	15,646	349,219
ITT Educational Services, Inc.(a)*	6,143	349,475
K12, Inc.(a)*	7,906	141,834
Learning Tree International, Inc.(a)*	5,000	35,100
Lincoln Educational Services Corp.	5,874	46,405
Mac-Gray Corp.(a)	2,474	34,116
Matthews International Corp., Class A(a)	6,900	216,867
Regis Corp.(a)	12,625	208,944
School Specialty, Inc.(a)*	4,200	10,500
Spectrum Group International, Inc.*	7,402	18,505
Steiner Leisure Ltd.*	3,146	142,797
Stewart Enterprises, Inc., Class A(a)	18,000	103,680
Strayer Education, Inc.(a)	2,100	204,099
Universal Technical Institute, Inc.(a)*	5,900	75,402
		3,425,879
Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc., Class A	11,372	169,898
Life Partners Holdings, Inc.	3,125	20,188

23

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
MarketAxess Holdings, Inc.	7,712	$232,208
Marlin Business Services Corp.(a)	2,800	35,560
MicroFinancial, Inc.	400	2,312
NewStar Financial, Inc.(a)*	13,144	133,674
PHH Corp.*	12,067	129,117
Pico Holdings, Inc.(a)*	4,200	86,436
Primus Guaranty Ltd.(a)*	3,700	18,130
Resource America, Inc.	3,800	18,088
		845,611
Diversified Telecommunication Services — 0.8%
AboveNet, Inc.*	5,547	360,610
Atlantic Tele-Network, Inc.(a)	3,600	140,580
Cbeyond, Inc.*	6,100	48,861
Cincinnati Bell, Inc.(a)*	51,900	157,257
Cogent Communications Group, Inc.*	8,914	150,557
Consolidated Communications Holdings, Inc.(a)	7,482	142,532
General Communication, Inc., Class A*	16,861	165,069
HickoryTech Corp.(a)	4,037	44,730
IDT Corp., Class B(a)	4,900	45,962
Iridium Communications, Inc.(a)*	13,394	103,268
Lumos Networks Corp.	4,685	71,868
Neutral Tandem, Inc.(a)*	6,600	70,554
Premiere Global Services, Inc.*	13,860	117,394
Primus Telecommunications Group, Inc.(a)*	929	11,761
SureWest Communications	3,708	44,607
Vonage Holdings Corp.(a)*	36,070	88,372
Windstream Corp.	1,598	18,761
		1,782,743
Electric Utilities — 1.5%
Allete, Inc.(a)	7,400	310,652
Central Vermont Public Service Corp.	2,500	87,750
Cleco Corp.	15,000	571,500
El Paso Electric Co.	11,500	398,360
Empire District Electric Co.	7,700	162,393
IDACORP, Inc.	10,600	449,546
MGE Energy, Inc.(a)	4,500	210,465
Otter Tail Corp.(a)	7,214	158,852
PNM Resources, Inc.	17,350	316,291
Portland General Electric Co.	14,100	356,589
UIL Holdings Corp.(a)	5,166	182,721
Unisource Energy Corp.	8,000	295,360
Unitil Corp.(a)	2,200	62,436
		3,562,915
Electrical Equipment — 1.5%
A123 Systems, Inc.(a)*	23,121	37,225
Acuity Brands, Inc.	5,663	300,139
Allied Motion Technologies, Inc.	1,600	9,024
AZZ, Inc.(a)	2,700	122,688
Belden, Inc.	10,230	340,454
Brady Corp., Class A	11,473	362,203
Coleman Cable, Inc.*	2,781	24,195
Encore Wire Corp.(a)	5,200	134,680
Energy Focus, Inc.(a)*	2,200	440
EnerSys*	10,800	280,476
Franklin Electric Co., Inc.	5,300	230,868
Generac Holdings, Inc.(a)*	15,486	434,073
General Cable Corp.(a)*	10,934	273,459
Global Power Equipment Group, Inc.(a)*	3,290	78,137
Hoku Corp.(a)*	8,626	5,001
II-VI, Inc.*	23,822	437,372
LSI Industries, Inc.	4,900	29,400
Magnetek, Inc.(a)*	980	8,438
Ocean Power Technologies, Inc.(a)*	1,700	4,590
Orion Energy Systems, Inc.*	3,100	9,145
Powell Industries, Inc.(a)*	2,600	81,328
PowerSecure International, Inc.*	5,500	27,225
Preformed Line Products Co.	850	50,711
Regal-Beloit Corp.(a)	258	13,150
SatCon Technology Corp.(a)*	6,900	4,141
SL Industries, Inc.*	986	15,973
Steel Excel, Inc.*	2,972	71,328
Ultralife Corp.*	3,600	14,472
Vicor Corp.(a)	11,546	91,906
		3,492,241
Electronic Equipment, Instruments & Components — 2.9%
ADDvantage Technologies Group, Inc.(a)*	2,400	5,136
Agilysys, Inc.(a)*	5,376	42,739
Anixter International, Inc.*	6,269	373,883
Badger Meter, Inc.	3,000	88,290
Benchmark Electronics, Inc.*	14,710	198,144
Brightpoint, Inc.*	19,839	213,468
Checkpoint Systems, Inc.*	8,500	92,990
Clearfield, Inc.*	1,600	12,176
Cognex Corp.(a)	9,000	322,110
Coherent, Inc.*	6,900	360,663
Comverge, Inc.(a)*	3,361	4,235
CTS Corp.	6,500	59,800
Daktronics, Inc.(a)	9,125	87,326
DDi Corp.(a)	5,736	53,517
Digital Theater Systems, Inc.(a)*	3,700	100,788
Echelon Corp.*	6,379	31,066
Electro Rent Corp.	6,482	111,166
Electro Scientific Industries, Inc.*	7,067	102,330
eMagin Corp.(a)*	3,154	11,670
Fabrinet(a)*	5,128	70,151
FARO Technologies, Inc.*	3,250	149,500
FEI Co.*	9,800	399,644
Frequency Electronics, Inc.*	1,400	10,724
GSI Group, Inc.*	8,322	85,134
GTSI Corp.(a)*	2,500	10,500
I.D. Systems, Inc.*	1,600	7,568
Identive Group, Inc.*	9,600	21,408
IEC Electronics Corp.(a)*	800	3,800
Insight Enterprises, Inc.*	10,250	156,722
Intelli-Check - Mobilisa, Inc.(a)*	3,500	2,975
IntriCon Corp.*	1,000	6,240
IPG Photonics Corp.*	3,943	133,549
Iteris, Inc.(a)*	7,798	10,137
Kemet Corp.*	7,336	51,719
KEY Tronic Corp.*	1,700	7,973
LeCroy Corp.*	5,920	49,787
Littelfuse, Inc.(a)	4,865	209,098
LoJack Corp.*	6,666	20,465
Maxwell Technologies, Inc.*	820	13,317
Measurement Specialties, Inc.*	3,300	92,268
Mercury Computer Systems, Inc.*	6,770	89,973
Methode Electronics, Inc., Class A	8,200	67,978
MTS Systems Corp.	3,800	154,850
Multi-Fineline Electronix, Inc.*	6,500	133,575
NAPCO Security Technologies, Inc.*	4,850	12,076
NetList, Inc.*	3,200	8,032
Newport Corp.*	8,200	111,602
OSI Systems, Inc.*	3,842	187,413
PAR Technology Corp.*	3,000	11,730
Park Electrochemical Corp.(a)	4,000	102,480
PC Connection, Inc.(a)	6,200	68,758

24

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
PC Mall, Inc.*	2,200	$13,816
Perceptron, Inc.*	1,100	5,236
Planar Systems, Inc.(a)*	3,817	7,405
Plexus Corp.(a)*	8,900	243,682
Power-One, Inc.*	23,462	91,736
Pulse Electronics Corp.(a)	9,000	25,200
Radisys Corp.(a)*	9,800	49,588
Remec, Inc.(b)*	4,693	—
Research Frontiers, Inc.(a)*	2,600	8,788
Richardson Electronics Ltd.(a)	2,700	33,183
Rofin-Sinar Technologies, Inc.*	7,200	164,520
Rogers Corp.*	3,900	143,754
Sanmina-SCI Corp.(a)*	17,544	163,335
Scansource, Inc.(a)*	5,700	205,200
SYNNEX Corp.(a)*	7,200	219,312
Tech Data Corp.*	402	19,863
TTM Technologies, Inc.(a)*	16,816	184,303
Ultimate Electrs, Inc.(b)*	1,600	—
Universal Display Corp.(a)*	4,188	153,658
Viasystems Group, Inc.(a)*	2,056	34,788
Vicon Industries, Inc.*	1,000	3,260
Vishay Intertechnology, Inc.(a)*	21,074	189,455
Vishay Precision Group, Inc.(a)*	2,771	44,281
Wireless Ronin Technologies, Inc.(a)*	2,168	2,602
X-Rite, Inc.(a)*	10,721	49,745
Zygo Corp.(a)*	3,600	63,540
		6,852,893
Energy Equipment & Services — 2.1%
Basic Energy Services, Inc.(a)*	9,300	183,210
Bolt Technology Corp.	2,382	27,250
Bristow Group, Inc.	8,471	401,441
Cal Dive International, Inc.(a)*	19,390	43,627
Complete Production Services, Inc.*	15,113	507,192
Dawson Geophysical Co.*	1,100	43,483
ENGlobal Corp.(a)*	6,100	12,871
Exterran Holdings, Inc.*	11,723	106,679
Geokinetics, Inc.(a)*	3,853	8,284
Gulf Island Fabrication, Inc.	3,600	105,156
Gulfmark Offshore, Inc., Class A*	5,929	249,077
Helix Energy Solutions Group, Inc.*	26,225	414,355
Hercules Offshore, Inc.*	30,281	134,448
Hornbeck Offshore Services, Inc.*	7,200	223,344
ION Geophysical Corp.(a)*	27,183	166,632
Key Energy Services, Inc.*	30,901	478,038
Lufkin Industries, Inc.(a)	5,102	343,416
Matrix Service Co.*	5,900	55,696
Mitcham Industries, Inc.(a)*	2,601	56,806
Natural Gas Services Group, Inc.(a)*	2,500	36,150
Newpark Resources(a)*	19,900	189,050
OYO Geospace Corp.(a)*	1,000	77,330
Parker Drilling Co.*	28,039	201,040
PHI, Inc.(a)*	2,300	57,155
Pioneer Drilling Co.*	12,313	119,190
SEACOR Holdings, Inc.*	4,159	369,985
Tesco Corp.*	7,980	100,867
Tetra Technologies, Inc.*	16,850	157,379
TGC Industries, Inc.*	6,191	44,204
Union Drilling, Inc.(a)*	5,000	31,200
Willbros Group, Inc.(a)*	9,856	36,171
		4,980,726
Food & Staples Retailing — 1.4%
Casey's General Stores, Inc.	12,174	627,083
Ingles Markets, Inc.(a)	2,600	39,156
Nash Finch Co.	2,253	65,968
PriceSmart, Inc.	6,250	434,937
Ruddick Corp.(a)	10,900	464,776
Spartan Stores, Inc.(a)	5,198	96,163
SUPERVALU, Inc.(a)	42,984	349,030
Susser Holdings Corp.*	4,500	101,790
The Andersons, Inc.(a)	4,100	179,006
The Pantry, Inc.*	5,100	61,047
United Natural Foods, Inc.*	10,300	412,103
Weis Markets, Inc.(a)	6,390	255,217
Winn-Dixie Stores, Inc.*	10,200	95,676
		3,181,952
Food Products — 2.1%
Alico, Inc.(a)	1,300	25,181
B&G Foods, Inc.(a)	12,000	288,840
Bridgford Foods Corp.(a)*	101	986
Cagle's, Inc., Class A(a)*	1,200	58
Cal-Maine Foods, Inc.	5,100	186,507
Calavo Growers, Inc.(a)	5,041	129,453
Chiquita Brands International, Inc.(a)*	10,000	83,400
Coffee Holding Co., Inc.(a)	600	4,704
Darling International, Inc.*	28,400	377,436
Dean Foods Co.*	24,006	268,867
Diamond Foods, Inc.(a)	4,637	149,636
Dole Food Co., Inc.(a)*	18,855	163,096
Farmer Bros. Co.(a)	3,200	24,448
Fresh Del Monte Produce, Inc.	13,331	333,408
Hain Celestial Group, Inc.(a)*	10,979	402,490
Imperial Sugar Co.(a)	3,200	11,424
J&J Snack Foods Corp.	4,500	239,760
John B. Sanfilippo & Son, Inc.*	2,650	19,981
Lancaster Colony Corp.(a)	7,600	526,984
Lifeway Foods, Inc.(a)*	3,800	36,632
Limoneira Co.(a)	245	4,143
Omega Protein Corp.*	4,197	29,925
Overhill Farms, Inc.*	1,600	5,936
Pilgrims Pride Corp.(a)*	35,385	203,818
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	10,760
Sanderson Farms, Inc.	4,600	230,598
Scheid Vineyards, Inc., Class A*	20	180
Seneca Foods Corp., Class A*	1,249	32,249
Smart Balance, Inc.(a)*	17,615	94,416
Snyders-Lance, Inc.(a)	15,840	356,400
Tootsie Roll Industries, Inc.(a)	9,002	213,077
TreeHouse Foods, Inc.(a)*	7,400	483,812
		4,938,605
Gas Utilities — 0.8%
Chesapeake Utilities Corp.(a)	2,043	88,564
Delta Natural Gas Co., Inc.(a)	200	6,870
Gas Natural, Inc.(a)	300	3,423
Laclede Group, Inc. (The)	4,500	182,115
New Jersey Resources Corp.(a)	9,451	464,989
Northwest Natural Gas Co.(a)	6,800	325,924
RGC Resources, Inc.(a)	400	7,228
South Jersey Industries, Inc.	6,400	363,584
Southwest Gas Corp.	9,900	420,651
		1,863,348
Health Care Equipment & Supplies — 3.2%
Abaxis, Inc.(a)*	2,970	82,180
ABIOMED, Inc.(a)*	8,588	158,620
Accuray, Inc.(a)*	17,223	72,853
Align Technology, Inc.*	17,775	421,712
Alphatec Holdings, Inc.*	14,824	25,497

25

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Analogic Corp.	3,000	$171,960
Angiodynamics, Inc.*	6,163	91,274
Anika Therapeutics, Inc.*	4,100	40,180
Arthrocare Corp.(a)*	6,000	190,080
AtriCure, Inc.(a)*	2,740	30,414
Biolase Technology, Inc.(a)*	5,721	14,703
Bovie Medical Corp.*	4,900	10,388
Cantel Medical Corp.	3,950	110,323
Cardiovascular Systems, Inc.(a)*	672	6,619
CAS Medical Systems, Inc.(a)*	1,129	1,964
Cerus Corp.*	6,200	17,360
Conceptus, Inc.(a)*	12,100	152,944
Conmed Corp.(a)*	7,150	183,540
CryoLife, Inc.*	6,300	30,240
Cutera, Inc.*	4,899	36,498
Cyberonics, Inc.(a)*	6,200	207,700
Cynosure, Inc., Class A(a)*	1,412	16,605
Digirad Corp.*	2,100	4,116
DynaVox, Inc.(a)*	984	3,582
Endologix, Inc.(a)*	16,288	186,986
EnteroMedics, Inc.(a)*	125	213
Exactech, Inc.(a)*	2,535	41,751
Greatbatch, Inc.(a)*	7,881	174,170
Haemonetics Corp.*	5,900	361,198
Hill-Rom Holdings, Inc.	7,584	255,505
ICU Medical, Inc.(a)*	2,950	132,750
Integra LifeSciences Holdings Corp.(a)*	6,543	201,721
Invacare Corp.(a)	9,357	143,069
Iridex Corp.*	1,000	3,740
IRIS International, Inc.*	4,200	39,270
Kensey Nash Corp.(a)*	2,900	55,651
LeMaitre Vascular, Inc.(a)	6,218	36,811
MAKO Surgical Corp.(a)*	2,340	58,991
Masimo Corp.*	9,492	177,358
Medical Action Industries, Inc.(a)*	4,450	23,274
Meridian Bioscience, Inc.(a)	4,708	88,699
Merit Medical Systems, Inc.*	15,874	212,394
Misonix, Inc.(a)*	2,200	4,488
Natus Medical, Inc.*	8,702	82,060
Neogen Corp.(a)*	4,517	138,401
Neurometrix, Inc.*	466	583
NuVasive, Inc.*	8,100	101,979
NxStage Medical, Inc.(a)*	883	15,700
OraSure Technologies, Inc.(a)*	11,100	101,121
Orthofix International NV*	3,489	122,917
Palomar Medical Technologies, Inc.(a)*	7,282	67,723
PhotoMedex, Inc.(a)*	258	3,328
Quidel Corp.(a)*	10,385	157,125
Retractable Technologies, Inc.(a)*	1,926	2,273
Rochester Medical Corp.*	1,500	12,435
Rockwell Medical Technologies, Inc.(a)*	2,600	22,022
RTI Biologics, Inc.*	11,039	49,013
Solta Medical, Inc.(a)*	10,131	31,811
SonoSite, Inc.(a)*	3,400	183,124
Spectranetics Corp.(a)*	7,200	51,984
Staar Surgical Co.(a)*	5,280	55,387
Stereotaxis, Inc.(a)*	3,941	3,246
STERIS Corp.(a)	11,903	354,947
SurModics, Inc.*	3,700	54,242
Symmetry Medical, Inc.*	11,100	88,689
Synovis Life Technologies, Inc.(a)*	2,484	69,130
Theragenics Corp.*	7,500	12,600
Thoratec Corp.*	17,008	570,788
TranS1, Inc.(a)*	2,263	4,232
Uroplasty, Inc.*	2,952	12,546
Vascular Solutions, Inc.(a)*	6,500	72,345
West Pharmaceutical Services, Inc.(a)	7,400	280,830
Wright Medical Group, Inc.(a)*	8,500	140,250
Young Innovations, Inc.(a)	1,900	56,297
Zoll Medical Corp.*	4,526	285,953
		7,484,472
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc.*	1,075	10,718
Air Methods Corp.(a)*	3,348	282,739
Alliance HealthCare Services, Inc.(a)*	12,600	15,876
Almost Family, Inc.(a)*	1,100	18,238
Amedisys, Inc.(a)*	6,053	66,038
American Caresource Holdings, Inc.(a)*	600	241
American Dental Partners, Inc.(a)*	3,359	63,250
AMN Healthcare Services, Inc.(a)*	9,000	39,870
Amsurg Corp.*	7,750	201,810
Assisted Living Concepts, Inc., Class A(a)	4,248	63,253
Bio-Reference Labs, Inc.(a)*	5,243	85,304
BioScrip, Inc.(a)*	12,988	70,914
Capital Senior Living Corp.(a)*	9,398	74,620
CardioNet, Inc.*	3,237	7,672
Catalyst Health Solutions, Inc.*	3,351	174,252
Centene Corp.*	10,900	431,531
Chemed Corp.(a)	5,500	281,655
Chindex International, Inc.(a)*	2,640	22,493
Corvel Corp.*	2,550	131,860
Cross Country Healthcare, Inc.(a)*	6,900	38,295
Dynacq Healthcare, Inc.(a)*	1,300	1,417
Emeritus Corp.(a)*	9,685	169,584
Ensign Group, Inc. (The)(a)	4,200	102,900
Five Star Quality Care, Inc.*	12,800	38,400
Gentiva Health Services, Inc.*	6,500	43,875
Hanger Orthopedic Group, Inc.*	8,636	161,407
Healthsouth Corp.*	18,900	333,963
Healthways, Inc.(a)*	6,798	46,634
Integramed America, Inc.*	1,987	15,598
IPC The Hospitalist Co., Inc.(a)*	2,665	121,844
Kindred Healthcare, Inc.(a)*	11,383	133,978
Landauer, Inc.(a)	1,800	92,700
LCA-Vision, Inc.(a)*	5,917	17,159
LHC Group, Inc.(a)*	3,800	48,754
LifePoint Hospitals, Inc.(a)*	11,146	414,074
Magellan Health Services, Inc.*	11,300	559,011
Medcath Corp.*	3,122	22,759
MedQuist Holdings, Inc.(a)*	11,900	114,478
Metropolitan Health Networks, Inc.*	12,789	95,534
Molina Healthcare, Inc.(a)*	9,750	217,717
MWI Veterinary Supply, Inc.(a)*	2,292	152,280
National Healthcare Corp.(a)	3,000	125,700
Owens & Minor, Inc.(a)	12,204	339,149
PDI, Inc.*	3,600	23,220
PharMerica Corp.*	5,650	85,767
Providence Service Corp.(a)*	4,498	61,892
PSS World Medical, Inc.(a)*	24,238	586,317
Psychemedics Corp.	400	3,640
RadNet, Inc.(a)*	8,150	17,360
Select Medical Holdings Corp.(a)*	32,321	274,082
Skilled Healthcare Group, Inc., Class A(a)*	3,695	20,175
SRI/Surgical Express, Inc.(a)*	1,100	4,675
Sun Healthcare Group, Inc.*	4,743	18,403
Sunrise Senior Living, Inc.(a)*	11,840	76,723
Team Health Holdings, Inc.*	14,045	309,973
Triple-S Management Corp., Class B(a)*	4,035	80,781

26

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
U.S. Physical Therapy, Inc.	2,650	$52,152
Universal American Corp.(a)	16,273	206,830
VCA Antech, Inc.*	15,281	301,800
WellCare Health Plans, Inc.*	8,500	446,250
		8,019,584
Health Care Technology — 0.6%
Arrhythmia Research Technology, Inc.	200	650
athenahealth, Inc.(a)*	1,168	57,372
Computer Programs & Systems, Inc.	1,836	93,838
HealthStream, Inc.*	6,062	111,844
MedAssets, Inc.*	12,409	114,783
Medidata Solutions, Inc.*	2,217	48,220
Merge Healthcare, Inc.*	12,632	61,265
Omnicell, Inc.*	7,300	120,596
Quality Systems, Inc.(a)	20,036	741,132
Simulations Plus, Inc.*	800	2,392
Transcend Services, Inc.(a)*	2,288	54,294
		1,406,386
Hotels, Restaurants & Leisure — 3.8%
AFC Enterprises, Inc.*	6,349	93,330
Ambassadors Group, Inc.(a)	4,300	19,393
Ameristar Casinos, Inc.	9,200	159,068
Bally Technologies, Inc.*	4,108	162,512
Benihana, Inc., Class A(a)*	4,448	45,503
Biglari Holdings, Inc.(a)*	320	117,837
BJ's Restaurants, Inc.(a)*	8,000	362,560
Bluegreen Corp.(a)*	7,100	19,951
Bob Evans Farms, Inc.(a)	7,000	234,780
Boyd Gaming Corp.(a)*	16,663	124,306
Bravo Brio Restaurant Group, Inc.*	533	9,141
Brinker International, Inc.	16,410	439,132
Buffalo Wild Wings, Inc.(a)*	4,000	270,040
Caribou Coffee Co., Inc.(a)*	5,058	70,559
Carrols Restaurant Group, Inc.(a)*	8,600	99,502
CEC Entertainment, Inc.	5,150	177,417
Cheesecake Factory, Inc. (The)*	13,476	395,521
Choice Hotels International, Inc.(a)	787	29,945
Churchill Downs, Inc.	3,820	199,137
Cracker Barrel Old Country Store, Inc.	5,000	252,050
DineEquity, Inc.(a)*	3,900	164,619
Domino's Pizza, Inc.(a)*	16,189	549,617
Dover Downs Gaming & Entertainment, Inc.	3,400	7,276
Dover Motorsports, Inc.*	4,000	4,160
Einstein Noah Restaurant Group, Inc.(a)	3,600	56,952
Famous Dave's Of America, Inc.(a)*	2,145	22,265
Full House Resorts, Inc.*	4,300	11,309
Gaming Partners International Corp.(a)	1,300	8,060
Gaylord Entertainment Co.(a)*	10,022	241,931
Great Wolf Resorts, Inc.(a)*	8,725	25,302
International Speedway Corp., Class A	6,832	173,191
Interval Leisure Group, Inc.(a)*	15,989	217,610
Isle of Capri Casinos, Inc.*	8,287	38,700
J. Alexander's Corp.(a)*	800	5,000
Jack in the Box, Inc.*	14,400	300,960
Kona Grill, Inc.*	1,540	9,425
Krispy Kreme Doughnuts, Inc.(a)*	15,525	101,533
Lakes Entertainment, Inc.*	6,530	12,276
Life Time Fitness, Inc.(a)*	9,707	453,802
Luby's, Inc.(a)*	7,260	32,743
Marcus Corp. (The)	4,500	56,745
Monarch Casino & Resort, Inc.*	3,600	36,684
Morton's Restaurant Group, Inc.*	3,100	21,328
MTR Gaming Group, Inc.(a)*	6,300	11,781
Multimedia Games, Inc.*	6,030	47,878
Nathan's Famous, Inc.*	1,385	29,113
Nevada Gold & Casinos, Inc.*	1,712	1,969
O'Charleys, Inc.(a)*	4,820	26,462
Orient-Express Hotels Ltd.*	21,903	163,615
P.F. Chang's China Bistro, Inc.	5,870	181,442
Papa John's International, Inc.*	6,315	237,949
Peet's Coffee & Tea, Inc.*	2,900	181,772
Pinnacle Entertainment, Inc.*	13,499	137,150
PokerTek, Inc.*	500	475
Red Lion Hotels Corp.(a)*	4,500	31,185
Red Robin Gourmet Burgers, Inc.*	3,300	91,410
Rick's Cabaret International, Inc.(a)*	2,209	18,688
Ruby Tuesday, Inc.(a)*	14,262	98,408
Ruth's Hospitality Group, Inc.*	8,054	40,028
Scientific Games Corp., Class A*	18,781	182,176
Shuffle Master, Inc.*	11,762	137,851
Six Flags Entertainment Corp.	11,175	460,857
Sonic Corp.*	13,575	91,360
Speedway Motorsports, Inc.(a)	10,200	156,366
Texas Roadhouse, Inc., Class A(a)	15,300	227,970
Town Sports International Holdings, Inc.(a)*	8,000	58,800
Vail Resorts, Inc.(a)	8,330	352,859
Wendy's Co. (The)	5,771	30,933
		8,831,669
Household Durables — 0.9%
American Greetings Corp., Class A(a)	9,420	117,844
Bassett Furniture Industries, Inc.(a)	2,600	19,474
Beazer Homes USA, Inc.(a)*	16,520	40,970
Blyth, Inc.(a)	2,000	113,600
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.*	1,100	44,066
CSS Industries, Inc.(a)	2,100	41,832
Dixie Group, Inc.(a)*	2,300	6,785
Emerson Radio Corp.(a)*	1,300	2,067
Ethan Allen Interiors, Inc.(a)	7,100	168,341
Furniture Brands International, Inc.(a)*	11,300	13,899
Helen of Troy Ltd.*	7,111	218,308
Hooker Furniture Corp.(a)	2,500	28,675
iRobot Corp.*	4,418	131,877
KB Home(a)	18,500	124,320
Kid Brands, Inc.*	5,342	16,881
La-Z-Boy, Inc.(a)*	11,200	133,280
Libbey, Inc.(a)*	4,108	52,336
Lifetime Brands, Inc.(a)	3,200	38,848
M.D.C. Holdings, Inc.(a)	11,867	209,215
M/I Homes, Inc.(a)*	3,928	37,709
Meritage Homes Corp.(a)*	6,706	155,512
Orleans Homebuilders, Inc.(b)	4,953	—
Ryland Group, Inc.	9,600	151,296
Sealy Corp.*	10,800	18,576
Skyline Corp.(a)	1,200	5,220
Standard Pacific Corp.(a)*	43,219	137,436
Stanley Furniture Co., Inc.(a)*	927	2,781
Universal Electronics, Inc.(a)*	2,800	47,236
		2,078,384
Household Products — 0.3%
Central Garden and Pet Co.*	5,300	43,248
Central Garden and Pet Co., Class A(a)*	8,850	73,632
Spectrum Brands Holdings, Inc.(a)*	13,807	378,312

27

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products (Continued)
WD-40 Co.(a)	5,000	$202,050
		697,242
Independent Power Producers & Energy Traders — 0.2%
Atlantic Power Corp.(a)*	20,248	289,547
Dynegy, Inc.*	25,081	69,474
Genie Energy Ltd.(a)	4,900	38,857
Ormat Technologies, Inc.(a)	8,635	155,689
Synthesis Energy Systems, Inc.(a)*	5,474	8,485
		562,052
Industrial Conglomerates — 0.1%
Raven Industries, Inc.(a)	3,600	222,840
Standex International Corp.	2,700	92,259
		315,099
Insurance — 4.4%
21st Century Holding Co.(a)*	1,000	2,960
Affirmative Insurance Holdings, Inc.(a)*	3,262	1,761
American Equity Investment Life Holding Co.(a)	14,459	150,374
American Safety Insurance Holdings Ltd.*	1,683	36,605
Amerisafe, Inc.*	3,900	90,675
Amtrust Financial Services, Inc.(a)	14,064	334,020
Argo Group International Holdings Ltd.	6,959	201,533
Aspen Insurance Holdings Ltd.	12,227	324,015
Baldwin & Lyons, Inc., Class B(a)	1,818	39,632
Citizens, Inc., Class A(a)*	11,958	115,873
CNO Financial Group, Inc.*	60,833	383,856
Crawford & Co., Class A	10,528	42,849
Crawford & Co., Class B(a)	3,991	24,585
Delphi Financial Group, Inc., Class S	12,207	540,770
Donegal Group, Inc., Class A(a)	4,648	65,816
Eastern Insurance Holdings, Inc.	1,700	24,225
eHealth, Inc.*	4,659	68,487
EMC Insurance Group, Inc.(a)	3,800	78,166
Employers Holdings, Inc.(a)	8,742	158,143
Endurance Specialty Holdings Ltd.	8,174	312,655
Enstar Group Ltd.*	2,824	277,317
FBL Financial Group, Inc., Class A(a)	6,600	224,532
First Acceptance Corp.*	15,539	21,133
First American Financial Corp.	23,254	294,628
Flagstone Reinsurance Holdings SA(a)	16,257	134,771
Global Indemnity PLC*	3,524	69,881
Greenlight Capital Re Ltd., Class A*	7,603	179,963
Hallmark Financial Services(a)*	5,700	39,843
Hanover Insurance Group, Inc.	2,402	83,950
Harleysville Group, Inc.(a)	6,800	384,676
Hilltop Holdings, Inc.(a)*	11,048	93,356
Horace Mann Educators Corp.	9,010	123,527
Independence Holding Co.(a)	3,200	26,016
Infinity Property & Casualty Corp.	4,300	243,982
Kemper Corp.	13,679	399,564
Maiden Holdings Ltd.	14,533	127,309
MBIA, Inc.(a)*	45,680	529,431
Meadowbrook Insurance Group, Inc.	13,262	141,638
Montpelier Re Holdings Ltd.(a)	15,417	273,652
National Financial Partners Corp.(a)*	9,600	129,792
National Interstate Corp.(a)	4,200	103,614
Navigators Group, Inc.*	3,600	171,648
OneBeacon Insurance Group Ltd.	4,400	67,716
Platinum Underwriters Holdings Ltd.	7,812	266,467
Presidential Life Corp.(a)	5,600	55,944
Primerica, Inc.	15,395	357,780
ProAssurance Corp.	6,055	483,310
Protective Life Corp.	9,684	218,471
RLI Corp.(a)	5,800	422,588
Safety Insurance Group, Inc.(a)	3,900	157,872
SeaBright Insurance Holdings, Inc.(a)	4,800	36,720
Selective Insurance Group	13,800	244,674
StanCorp Financial Group, Inc.(a)	8,398	308,626
State Auto Financial Corp.	9,900	134,541
Stewart Information Services Corp.(a)	2,900	33,495
Symetra Financial Corp.	25,025	226,977
The Phoenix Companies, Inc.(a)*	21,698	36,453
Tower Group, Inc.(a)	8,548	172,413
Unico American Corp.(a)*	1,700	20,485
United Fire & Casualty Co.	6,100	123,098
Universal Insurance Holdings, Inc.(a)	8,650	30,967
		10,469,820
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	5,700	12,540
Blue Nile, Inc.(a)*	2,776	113,483
dELiA*s, Inc.(a)*	5,186	5,290
Gaiam, Inc., Class A*	2,400	7,776
Hollywood Media Corp.(a)*	10,017	12,722
HSN, Inc.	12,080	438,021
NutriSystem, Inc.(a)	5,687	73,533
Orbitz Worldwide, Inc.*	20,694	77,809
Overstock.com, Inc.(a)*	4,600	36,064
PetMed Express, Inc.(a)	8,500	88,230
Shutterfly, Inc.(a)*	6,894	156,907
US Auto Parts Network, Inc.(a)*	6,100	26,657
Valuevision Media, Inc., Class A(a)*	7,971	14,986
Vitacost.com, Inc.(a)*	1,333	8,291
		1,072,309
Internet Software & Services — 1.9%
Ancestry.com, Inc.(a)*	11,385	261,400
AOL, Inc.(a)*	6,953	104,990
comScore, Inc.(a)*	4,067	86,220
Crexendo, Inc.(a)	1,100	3,113
DealerTrack Holdings, Inc.*	8,700	237,162
Dice Holdings, Inc.*	21,227	175,972
Digital River, Inc.*	8,400	126,168
Earthlink, Inc.	26,700	171,948
Envestnet, Inc.(a)*	5,029	60,147
Infospace, Inc.(a)*	7,800	85,722
Internap Network Services Corp.*	11,700	69,498
Ipass, Inc.*	14,400	20,016
j2 Global, Inc.(a)	9,900	278,586
Keynote Systems, Inc.	3,480	71,479
KIT Digital, Inc.(a)*	9,981	84,339
Limelight Networks, Inc.(a)*	21,264	62,941
Liquidity Services, Inc.(a)*	6,300	232,470
LogMeIn, Inc.(a)*	5,169	199,265
Looksmart Ltd.*	3,800	4,902
LoopNet, Inc.*	13,200	241,296
Marchex, Inc., Class B(a)	6,755	42,219
Market Leader, Inc.*	7,323	20,138
Move, Inc.*	8,625	54,510
NIC, Inc.	15,000	199,650
Onvia, Inc.(a)*	181	518
Perficient, Inc.*	7,000	70,070
QuinStreet, Inc.(a)*	9,301	87,057
RealNetworks, Inc.(a)	7,600	57,000
Reis, Inc.*	2,638	24,059
RightNow Technologies, Inc.(a)*	5,990	255,953
Saba Software, Inc.*	6,949	54,828
Soundbite Communications, Inc.(a)*	700	1,575

28

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
Spark Networks, Inc.(a)*	6,600	$25,080
Stamps.com, Inc.(a)*	4,050	105,826
support.com, Inc.(a)*	11,250	25,312
TechTarget, Inc.*	10,402	60,748
TheStreet.com, Inc.	7,200	12,096
Tower Automotive, Inc.(b)*	6,500	—
Travelzoo, Inc.(a)*	1,420	34,904
United Online, Inc.(a)	35,156	191,249
Valueclick, Inc.*	16,915	275,545
VistaPrint NV(a)*	6,478	198,227
Vocus, Inc.*	2,052	45,329
Web.com Group, Inc.*	6,313	72,284
XO Group, Inc.*	6,500	54,210
Zix Corp.(a)*	13,620	38,408
		4,584,429
IT Services — 2.7%
Acxiom Corp.*	19,589	239,182
CACI International, Inc., Class A*	6,700	374,664
Cardtronics, Inc.*	10,264	277,744
Cass Information Systems, Inc.(a)	1,630	59,323
Ciber, Inc.*	14,781	57,055
Computer Task Group, Inc.(a)*	3,700	52,096
Convergys Corp.*	26,731	341,355
CoreLogic, Inc.*	8,341	107,849
CSG Systems International, Inc.*	10,600	155,926
Dynamics Research Corp.(a)*	2,200	24,948
Echo Global Logistics, Inc.*	4,751	76,729
Edgewater Technology, Inc.*	2,300	6,325
Euronet Worldwide, Inc.(a)*	11,400	210,672
ExlService Holdings, Inc.*	7,800	174,486
Forrester Research, Inc.*	8,761	297,348
Global Cash Access Holdings, Inc.*	21,692	96,529
Hackett Group, Inc.(a)*	8,900	33,286
Heartland Payment Systems, Inc.	9,197	224,039
iGate Corp.(a)*	12,677	199,409
Innodata Isogen, Inc.(a)*	5,684	22,395
INX, Inc.*	700	6,125
Lender Processing Services, Inc.	2,629	39,619
Mantech International Corp., Class A(a)	5,280	164,947
Mattersight Corp.(a)*	1,512	7,031
MAXIMUS, Inc.	8,800	363,880
ModusLink Global Solutions, Inc.	10,390	56,106
MoneyGram International, Inc.*	7,720	137,030
NCI, Inc., Class A(a)*	1,800	20,970
NeuStar, Inc., Class A*	14,088	481,387
Online Resources Corp.*	9,929	24,028
PRG-Schultz International, Inc.*	3,839	22,842
Rainmaker Systems, Inc.*	4,500	3,672
Sapient Corp.(a)	30,026	378,328
StarTek, Inc.*	3,323	6,380
Stream Global Services, Inc.*	300	993
Syntel, Inc.(a)	9,300	434,961
TeleTech Holdings, Inc.*	13,200	213,840
Tier Technologies, Inc., Class B*	3,900	17,004
TNS, Inc.*	4,841	85,782
Unisys Corp.(a)*	8,067	159,001
Virtusa Corp.(a)*	7,876	114,044
WPCS International, Inc.*	1,000	1,680
Wright Express Corp.(a)*	8,700	472,236
		6,243,246
Leisure Equipment & Products — 0.4%
Aldila, Inc.(a)*	1,930	4,265
Arctic Cat, Inc.*	3,625	81,744
Black Diamond, Inc.(a)*	1,900	14,193
Brunswick Corp.	9,419	170,107
Callaway Golf Co.(a)	14,500	80,185
Cybex International, Inc.*	4,100	1,640
Escalade, Inc.(a)	1,950	8,658
Jakks Pacific, Inc.(a)	6,200	87,482
Johnson Outdoors, Inc., Class A(a)*	1,000	15,350
Leapfrog Enterprises, Inc.(a)*	10,056	56,213
Marine Products Corp.(a)*	10,020	49,699
Nautilus, Inc.(a)*	6,900	12,075
Smith & Wesson Holding Corp.*	12,562	54,771
Steinway Musical Instruments*	2,573	64,428
Sturm Ruger & Co., Inc.	6,513	217,925
		918,735
Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.(a)*	17,097	69,927
Albany Molecular Research, Inc.*	7,100	20,803
BioClinica, Inc.*	3,200	13,600
Cambrex Corp.*	7,100	50,978
Charles River Laboratories International, Inc.*	11,331	309,676
CombiMatrix Corp.(a)*	502	1,004
Enzo Biochem, Inc.(a)*	10,532	23,592
eResearchTechnology, Inc.(a)*	14,087	66,068
Furiex Pharmaceuticals, Inc.(a)*	2,517	42,059
Harvard Bioscience, Inc.*	10,123	39,176
Luminex Corp.(a)*	8,945	189,902
Medtox Scientific, Inc.*	3,300	46,365
Parexel International Corp.*	12,400	257,176
pSivida Corp.*	1,891	2,099
SeraCare Life Sciences, Inc.(a)*	3,373	10,288
Strategic Diagnostics, Inc.*	7,150	13,156
		1,155,869
Machinery — 3.5%
Actuant Corp., Class A(a)	17,051	386,887
Adept Technology, Inc.(a)*	1,000	2,400
Alamo Group, Inc.(a)	2,600	70,018
Albany International Corp., Class A	6,000	138,720
Altra Holdings, Inc.(a)*	5,400	101,682
American Railcar Industries, Inc.*	5,900	141,187
Ampco-Pittsburgh Corp.	2,200	42,548
Astec Industries, Inc.*	5,264	169,553
Baldwin Technology Co., Class A*	2,900	2,613
Barnes Group, Inc.(a)	13,700	330,307
Blount International, Inc.(a)*	11,988	174,066
Briggs & Stratton Corp.(a)	11,900	184,331
Cascade Corp.	2,400	113,208
Chart Industries, Inc.*	6,734	364,107
CIRCOR International, Inc.	3,400	120,054
Colfax Corp.(a)*	10,063	286,594
Columbus McKinnon Corp.*	3,900	49,491
Commercial Vehicle Group, Inc.*	6,000	54,240
Douglas Dynamics, Inc.(a)	3,998	58,451
Dynamic Materials Corp.	2,800	55,384
Energy Recovery, Inc.(a)*	8,000	20,640
EnPro Industries, Inc.(a)*	4,600	151,708
ESCO Technologies, Inc.	5,700	164,046
Federal Signal Corp.(a)	12,928	53,651
Flanders Corp.(a)*	5,805	17,705
Flow International Corp.(a)*	10,779	37,727
FreightCar America, Inc.*	2,400	50,280
Graham Corp.	1,900	42,636
Greenbrier Cos., Inc.(a)*	6,166	149,710
29

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Hardinge, Inc.	2,400	$19,320
Hurco Cos., Inc.*	1,000	21,000
ITT Corp.	3,986	77,049
John Bean Technologies Corp.	6,469	99,429
Kadant, Inc.*	3,400	76,874
Kaydon Corp.(a)	7,475	227,988
Key Technology, Inc.*	1,100	14,234
LB Foster Co., Class A	1,506	42,605
Lindsay Corp.	2,399	131,681
Lydall, Inc.(a)*	2,900	27,521
Manitex International, Inc.*	1,300	5,512
Manitowoc Co., Inc.	657	6,038
Meritor, Inc.*	17,207	91,541
Met-Pro Corp.(a)	4,417	39,930
Mfri, Inc.*	1,900	13,186
Middleby Corp.*	4,140	389,326
Miller Industries, Inc.	2,200	34,606
Mueller Industries, Inc.	8,775	337,136
Mueller Water Products, Inc., Class A(a)	41,091	100,262
NACCO Industries, Inc., Class A	1,000	89,220
NN, Inc.*	3,000	18,000
Omega Flex, Inc.(a)*	488	6,895
PMFG, Inc.(a)*	2,118	41,322
RBC Bearings, Inc.*	4,700	195,990
Robbins & Myers, Inc.	9,714	471,615
Sauer-Danfoss, Inc.*	10,900	394,689
Sun Hydraulics Corp.	5,700	133,551
Supreme Industries, Inc., Class A(a)*	1,197	3,004
Tecumseh Products Co., Class A(a)*	2,100	9,870
Tennant Co.(a)	3,939	153,109
The Gorman-Rupp Co.(a)	4,039	109,659
Titan International, Inc.(a)	8,474	164,904
Toro Co.	6,900	418,554
Trimas Corp.*	10,000	179,500
Trinity Industries, Inc.	11,028	331,502
Twin Disc, Inc.(a)	2,200	79,904
Watts Water Technologies, Inc., Class A(a)	7,500	256,575
		8,347,045
Marine — 0.2%
Alexander & Baldwin, Inc.	8,689	354,685
Eagle Bulk Shipping, Inc.(a)*	10,600	9,986
Excel Maritime Carriers Ltd.(a)*	16,497	23,921
Genco Shipping & Trading Ltd.(a)*	8,977	60,684
International Shipholding Corp.(a)	710	13,270
		462,546
Media — 1.8%
AH Belo Corp., Class A(a)	4,580	21,755
Arbitron, Inc.	6,200	213,342
Ballantyne of Omaha, Inc.(a)*	3,464	14,168
Beasley Broadcasting Group, Inc., Class A(a)*	1,657	5,236
Belo Corp., Class A(a)	21,359	134,562
Carmike Cinemas, Inc.(a)*	2,800	19,264
Central European Media Enterprises Ltd., Class A(a)*	8,503	55,440
Cinemark Holdings, Inc.(a)	10,930	202,096
Crown Media Holdings, Inc., Class A(a)*	17,800	21,538
Cumulus Media, Inc., Class A*	6,400	21,376
Digital Generation, Inc.*	5,472	65,226
DreamWorks Animation SKG, Inc., Class A(a)*	17,520	290,744
EDCI Holdings, Inc.(a)	1,485	7,536
Entercom Communications Corp., Class A(a)*	5,750	35,363
Entravision Communications Corp.(a)	100	156
EW Scripps Co., Class A(a)*	9,673	77,481
Fisher Communications, Inc.*	1,100	31,713
Gray Television, Inc.*	6,176	10,005
Harris Interactive, Inc.*	14,810	8,282
Harte-Hanks, Inc.(a)	20,583	187,099
Here Media, Inc.(b)*	499	—
Here Media, Inc., Special Shares(a)*	499	10
Journal Communications, Inc., Class A*	10,000	44,000
Knology, Inc.(a)*	13,068	185,566
Lin TV Corp., Class A*	6,700	28,341
Live Nation Entertainment, Inc.*	41,999	349,012
Madison Square Garden, Inc., Class A*	13,022	372,950
Martha Stewart Living Omnimedia, Class A(a)	5,600	24,640
McClatchy Co. (The), Class A(a)*	13,196	31,538
Media General, Inc., Class A(a)*	5,000	20,350
Meredith Corp.(a)	7,300	238,345
National CineMedia, Inc.	11,931	147,944
Navarre Corp.*	5,272	8,119
New Frontier Media, Inc.(a)*	7,900	8,216
New York Times Co. (The), Class A(a)*	31,959	247,043
Nexstar Broadcasting Group, Inc., Class A(a)*	2,098	16,448
Outdoor Channel Holdings, Inc.(a)	9,100	67,886
Radio One, Inc.(a)*	6,700	6,700
Regal Entertainment Group, Class A	26,218	313,043
Rentrak Corp.(a)*	1,900	27,132
Saga Communications, Inc.(a)*	837	31,287
Salem Communications Corp., Class A(a)*	3,500	8,995
Scholastic Corp.	8,100	242,757
Sinclair Broadcast Group, Inc., Class A	10,500	118,965
Valassis Communications, Inc.(a)*	10,800	207,684
World Wrestling Entertainment, Inc., Class A(a)	4,600	42,872
Xanadoo Co., Class A*	10	2,600
		4,214,825
Metals & Mining — 1.6%
A.M. Castle & Co.(a)*	5,100	48,246
AK Steel Holding Corp.(a)	25,404	209,837
AMCOL International Corp.(a)	7,925	212,786
Carpenter Technology Corp.	8,800	453,024
Century Aluminum Co.(a)*	19,815	168,626
Commercial Metals Co.	24,935	344,851
Contango ORE, Inc.(a)*	350	4,725
Friedman Industries	700	7,315
General Moly, Inc.(a)*	18,758	57,962
Globe Specialty Metals, Inc.(a)	14,315	191,678
Haynes International, Inc.	2,200	120,120
Hecla Mining Co.(a)	59,121	309,203
Horsehead Holding Corp.(a)*	8,674	78,153
Kaiser Aluminum Corp.(a)	4,533	207,974
Materion Corp.*	4,600	111,688
Metals USA Holdings Corp.*	7,474	84,082
Mines Management, Inc.(a)*	8,088	16,176
Noranda Aluminum Holding Corp.	12,872	106,194
Olympic Steel, Inc.(a)	2,400	55,968
RTI International Metals, Inc.(a)*	6,300	146,223
Schnitzer Steel Industries, Inc., Class A	5,061	213,979
Solitario Exploration & Royalty Corp.(a)*	1,000	1,410
Stillwater Mining Co.(a)*	21,000	219,660
Universal Stainless & Alloy(a)*	1,400	52,304
US Gold Corp.(a)*	17,896	60,131

30

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Worthington Industries, Inc.(a)	17,700	$289,926
		3,772,241
Multi-Utilities — 0.5%
Avista Corp.	12,400	319,300
Black Hills Corp.	7,800	261,924
CH Energy Group, Inc.(a)	3,800	221,844
NorthWestern Corp.	8,500	304,215
		1,107,283
Multiline Retail — 0.5%
99 Cents Only Stores*	14,600	320,470
Dillard's, Inc., Class A(a)	7,821	351,007
Duckwall-ALCO Stores, Inc.(a)*	200	1,670
Fred's, Inc.	8,987	131,030
Gordmans Stores, Inc.*	1,136	14,280
Saks, Inc.(a)*	35,876	349,791
The Bon-Ton Stores, Inc.(a)	2,700	9,099
Tuesday Morning Corp.(a)*	9,403	32,440
		1,209,787
Office Electronics — 0.1%
Zebra Technologies Corp., Class A*	9,827	351,610
Oil, Gas & Consumable Fuels — 3.1%
Abraxas Petroleum Corp.(a)*	19,200	63,360
Adams Resources & Energy, Inc.	900	26,082
Alon USA Energy, Inc.(a)	10,500	91,455
Ante5, Inc.(a)*	2,059	1,750
Approach Resources, Inc.(a)*	7,841	230,604
Barnwell Industries, Inc.*	2,159	5,829
Bill Barrett Corp.(a)*	10,895	371,193
BPZ Resources, Inc.(a)*	25,439	72,247
Callon Petroleum Co.*	9,264	46,042
Carrizo Oil & Gas, Inc.*	9,054	238,573
Clayton Williams Energy, Inc.(a)*	2,100	159,348
Clean Energy Fuels Corp.(a)*	16,141	201,117
Cloud Peak Energy, Inc.*	15,189	293,451
Comstock Resources, Inc.(a)*	10,008	153,122
Contango Oil & Gas Co.*	3,500	203,630
CREDO Petroleum Corp.*	1,000	10,300
Crimson Exploration, Inc.(a)*	8,391	23,998
Crosstex Energy, Inc.	15,460	195,414
CVR Energy, Inc.*	21,682	406,104
Delek US Holdings, Inc.	12,078	137,810
DHT Holdings, Inc.(a)	10,378	7,680
Double Eagle Petroleum Co.(a)*	1,550	10,664
Endeavour International Corp.(a)*	7,372	64,063
Energy Partners Ltd.*	9,173	133,926
Evolution Petroleum Corp.*	6,400	51,520
FieldPoint Petroleum Corp.*	1,200	5,112
FX Energy, Inc.*	2,450	11,760
GeoPetro Resources Co.*	300	68
Georesources, Inc.*	5,555	162,817
GMX Resources, Inc.(a)*	11,876	14,845
Goodrich Petroleum Corp.(a)*	656	9,007
Green Plains Renewable Energy, Inc.*	7,838	76,499
Gulfport Energy Corp.(a)*	11,682	344,035
Harvest Natural Resources, Inc.(a)*	7,400	54,612
HKN, Inc.(a)*	4,194	8,933
HollyFrontier Corp.	12,362	289,271
Houston American Energy Corp.(a)*	6,452	78,650
James River Coal Co.(a)*	6,800	47,056
Northern Oil and Gas, Inc.(a)*	13,240	317,495
Overseas Shipholding Group, Inc.(a)	5,212	56,967
Panhandle Oil and Gas, Inc.(a)	900	29,529
Patriot Coal Corp.(a)*	19,200	162,624
Penn Virginia Corp.(a)	9,100	48,139
Petroleum Development Corp.(a)*	4,900	172,039
Petroquest Energy, Inc.(a)*	12,273	81,002
PostRock Energy Corp.*	1,342	3,771
Rex Energy Corp.(a)*	8,838	130,449
Rex Stores Corp.(a)*	1,575	34,823
Royale Energy, Inc.(a)*	1,600	7,328
SemGroup Corp.(a)*	8,201	213,718
Ship Finance International Ltd.(a)	16,513	154,231
Stone Energy Corp.*	10,059	265,356
Swift Energy Co.*	9,200	273,424
Teekay Corp.(a)	5,415	144,743
Toreador Resources Corp.(a)*	3,166	16,305
Triangle Petroleum Corp.(a)*	1,719	10,262
Uranium Energy Corp.(a)*	9,000	27,540
USEC, Inc.(a)*	24,000	27,360
Vaalco Energy, Inc.(a)*	13,164	79,511
Venoco, Inc.*	9,035	61,167
Voyager Oil & Gas, Inc.(a)*	2,059	5,292
W&T Offshore, Inc.	15,533	329,455
Warren Resources, Inc.(a)*	14,000	45,640
Western Refining, Inc.(a)*	19,043	253,081
Zion Oil & Gas, Inc.*	3,651	8,069
		7,261,267
Paper & Forest Products — 0.7%
AbitibiBowater, Inc.(a)*	3,094	45,018
Buckeye Technologies, Inc.	10,000	334,400
Clearwater Paper Corp.(a)*	4,412	157,111
Deltic Timber Corp.(a)	2,800	169,092
Glatfelter	10,600	149,672
KapStone Paper and Packaging Corp.*	10,026	157,809
Louisiana-Pacific Corp.(a)*	32,984	266,181
Mercer International, Inc.*	9,357	57,078
Neenah Paper, Inc.(a)	3,300	73,656
Schweitzer-Mauduit International, Inc.	3,100	206,026
Wausau Paper Corp.(a)	11,200	92,512
		1,708,555
Personal Products — 0.8%
CCA Industries, Inc.	556	2,635
Elizabeth Arden, Inc.*	10,900	403,736
Inter Parfums, Inc.(a)	6,746	104,968
Mannatech, Inc.*	7,700	3,157
Medifast, Inc.(a)*	3,300	45,276
Natural Alternatives International, Inc.(a)*	1,000	8,820
Natures Sunshine Products, Inc.*	2,700	41,904
Nu Skin Enterprises, Inc., Class A(a)	16,043	779,208
Nutraceutical International Corp.(a)*	2,300	26,036
Parlux Fragrances, Inc.(a)*	5,787	29,514
Physicians Formula Holdings, Inc.*	1,300	4,160
Prestige Brands Holdings, Inc.*	11,200	126,224
Reliv International, Inc.	3,500	4,550
Revlon, Inc., Class A(a)*	9,354	139,094
Schiff Nutrition International, Inc.(a)*	4,641	49,659
USANA Health Sciences, Inc.(a)*	3,400	103,258
		1,872,199
Pharmaceuticals — 1.5%
Akorn, Inc.(a)*	20,100	223,512
AVANIR Pharmaceuticals, Inc., Class A(a)*	16,125	33,056
Columbia Laboratories, Inc.(a)*	10,900	27,250
Corcept Therapeutics, Inc.(a)*	4,500	15,390
Cumberland Pharmaceuticals, Inc.(a)*	5,912	31,807
Depomed, Inc.(a)*	11,500	59,570

31

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Emisphere Technologies, Inc.*	6,080	$1,307
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	104,147
Impax Laboratories, Inc.(a)*	14,300	288,431
Jazz Pharmaceuticals, Inc.(a)*	10,398	401,675
KV Pharmaceutical Co., Class A(a)*	7,700	10,780
Lannett Co., Inc.(a)*	4,650	20,553
Medicines Co. (The)*	13,500	251,640
Medicis Pharmaceutical Corp., Class A(a)	12,800	425,600
Obagi Medical Products, Inc.(a)*	3,200	32,512
Pain Therapeutics, Inc.(a)*	5,500	20,900
Par Pharmaceutical Cos., Inc.*	7,800	255,294
Pozen, Inc.*	6,700	26,465
ProPhase Labs, Inc.(a)*	3,100	3,751
Questcor Pharmaceuticals, Inc.*	14,600	607,068
Repros Therapeutics, Inc.(a)*	700	3,374
Santarus, Inc.(a)*	500	1,655
Sucampo Pharmaceuticals, Inc., Class A(a)*	3,198	14,167
Transcept Pharmaceuticals, Inc.(a)*	4,028	31,539
Viropharma, Inc.*	25,800	706,662
XenoPort, Inc.*	5,338	20,338
		3,618,443
Professional Services — 2.0%
Acacia Research - Acacia Technologies*	29,010	1,059,155
Advisory Board Co. (The)*	4,800	356,208
Barrett Business Services, Inc.	2,100	41,916
CBIZ, Inc.(a)*	15,700	95,927
CDI Corp.	3,800	52,478
Competitive Technologies, Inc.(a)*	1,800	2,268
Corporate Executive Board Co. (The)	6,893	262,623
CoStar Group, Inc.(a)*	3,755	250,571
CRA International, Inc.*	2,200	43,648
Dolan Media Co.(a)*	6,400	54,528
Exponent, Inc.*	2,610	119,982
Franklin Covey Co.(a)*	4,000	33,880
FTI Consulting, Inc.(a)*	9,847	417,710
GP Strategies Corp.(a)*	3,599	48,514
Heidrick & Struggles International, Inc.	3,700	79,698
Hill International, Inc.*	9,200	47,288
Hudson Highland Group, Inc.(a)*	7,871	37,702
Huron Consulting Group, Inc.*	4,651	180,180
ICF International, Inc.*	4,955	122,785
Insperity, Inc.	5,700	144,495
Kelly Services, Inc., Class A	8,211	112,326
Kforce, Inc.(a)*	10,079	124,274
Korn/Ferry International*	11,693	199,483
Luna Innovations, Inc.(a)*	1,600	2,776
Mastech Holdings, Inc.(a)*	849	3,167
Mistras Group, Inc.*	6,091	155,260
National Technical Systems, Inc.(a)*	1,400	8,750
Navigant Consulting, Inc.*	13,900	158,599
Odyssey Marine Exploration, Inc.(a)*	10,650	29,181
On Assignment, Inc.*	12,485	139,582
Pendrell Corp.*	9,861	25,244
RCM Technologies, Inc.(a)*	2,995	15,514
Resources Connection, Inc.	11,115	117,708
SmartPros Ltd.(a)	1,000	1,790
TrueBlue, Inc.*	11,123	154,387
Volt Information Sciences, Inc.(a)*	4,949	30,684
VSE Corp.(a)	850	20,638
		4,750,919
Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA*	5,967	299,424
Avatar Holdings, Inc.(a)*	2,054	14,748
Consolidated-Tomoka Land Co.	1,100	29,777
Forestar Group, Inc.*	8,034	121,554
Kennedy-Wilson Holdings, Inc.(a)	4,738	50,128
Maui Land & Pineapple Co., Inc.*	1,800	7,506
St. Joe Co. (The)(a)*	14,313	209,829
Tejon Ranch Co.*	8,031	196,599
Thomas Properties Group, Inc.(a)	8,716	29,024
ZipRealty, Inc.*	4,510	5,096
		963,685
Road & Rail — 1.5%
AMERCO, Inc.(a)	4,600	406,640
Arkansas Best Corp.	5,700	109,839
Avis Budget Group, Inc.(a)*	21,901	234,779
Celadon Group, Inc.	5,010	59,168
Con-way, Inc.	13,191	384,650
Covenant Transportation Group, Inc., Class A(a)*	1,500	4,455
Dollar Thrifty Automotive Group, Inc.*	4,400	309,144
Frozen Food Express Industries*	5,100	6,579
Heartland Express, Inc.(a)	23,624	337,587
Knight Transportation, Inc.(a)	20,700	323,748
Marten Transport Ltd.	4,614	83,006
Old Dominion Freight Line, Inc.*	12,528	507,760
P.A.M. Transportation Services, Inc.*	3,196	30,362
Quality Distribution, Inc.*	6,100	68,625
RailAmerica, Inc.(a)*	11,142	165,904
Roadrunner Transportation Systems, Inc.*	4,624	65,337
Saia, Inc.(a)*	3,200	39,936
Universal Truckload Services, Inc.(a)	3,300	59,895
USA Truck, Inc.(a)*	1,900	14,687
Werner Enterprises, Inc.	17,675	425,967
		3,638,068
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Analogic Technologies, Inc.(a)*	9,300	53,754
Advanced Energy Industries, Inc.*	9,400	100,862
Aehr Test Systems*	900	468
Aetrium, Inc.*	2,200	1,606
Alpha & Omega Semiconductor Ltd.(a)*	3,174	23,202
Amkor Technology, Inc.(a)*	43,398	189,215
Amtech Systems, Inc.*	2,200	18,722
Anadigics, Inc.(a)*	14,200	31,098
Applied Micro Circuits Corp.*	14,675	98,616
ATMI, Inc.(a)*	7,200	144,216
AuthenTec, Inc.(a)*	8,622	27,677
Axcelis Technologies, Inc.(a)*	20,139	26,785
AXT, Inc.(a)*	12,200	50,874
Brooks Automation, Inc.	16,574	170,215
BTU International, Inc.*	2,100	5,460
Cabot Microelectronics Corp.(a)*	5,200	245,700
Cascade Microtech, Inc.(a)*	3,500	11,935
Cavium, Inc.(a)*	4,505	128,077
Ceva, Inc.(a)*	4,175	126,335
Cirrus Logic, Inc.(a)*	16,300	258,355
Cohu, Inc.	5,200	59,020
CSR PLC ADR*	2,173	24,837
Cyberoptics Corp.*	1,700	13,311
Cymer, Inc.(a)*	8,635	429,678
Diodes, Inc.(a)*	9,250	197,025
DSP Group, Inc.*	6,800	35,428
Entegris, Inc.*	32,288	281,713
Entropic Communications, Inc.*	13,401	68,479
Exar Corp.*	11,669	75,849
Fairchild Semiconductor International, Inc.*	26,822	322,937

32

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Formfactor, Inc.*	10,700	$54,142
FSI International, Inc.(a)*	8,500	31,110
GigOptix, Inc.*	2,680	4,824
GSI Technology, Inc.(a)*	6,498	30,411
GT Advanced Technologies, Inc.(a)*	33,248	240,716
Hittite Microwave Corp.*	7,800	385,164
Ikanos Communications, Inc.*	9,200	7,452
Integrated Device Technology, Inc.*	33,300	181,818
Integrated Silicon Solution, Inc.(a)*	5,884	53,780
International Rectifier Corp.*	14,106	273,939
Intersil Corp., Class A	31,221	325,947
IXYS Corp.(a)*	7,000	75,810
Kopin Corp.(a)*	16,230	62,972
Kulicke & Soffa Industries, Inc.*	18,199	168,341
Lattice Semiconductor Corp.*	32,718	194,345
LTX-Credence Corp.(a)*	9,555	51,119
Mattson Technology, Inc.(a)*	14,200	19,596
MEMSIC, Inc.(a)*	1,209	3,228
Micrel, Inc.	15,500	156,705
Microsemi Corp.*	19,475	326,206
Mindspeed Technologies, Inc.(a)*	6,180	28,304
MIPS Technologies, Inc., Class A(a)*	16,600	74,036
MKS Instruments, Inc.	12,552	349,197
Monolithic Power Systems, Inc.*	7,600	114,532
Nanometrics, Inc.(a)*	4,500	82,890
Netlogic Microsystems, Inc.*	293	14,524
Omnivision Technologies, Inc.(a)*	11,500	140,702
PDF Solutions, Inc.*	8,956	62,423
Pericom Semiconductor Corp.*	5,500	41,855
Photronics, Inc.*	11,917	72,455
Pixelworks, Inc.*	1,533	3,725
PLX Technology, Inc.(a)*	6,900	19,803
PMC - Sierra, Inc.*	49,083	270,447
Power Integrations, Inc.(a)	6,500	215,540
Ramtron International Corp.*	10,700	20,865
RF Micro Devices, Inc.(a)*	58,119	313,843
Rubicon Technology, Inc.*	4,400	41,316
Rudolph Technologies, Inc.(a)*	6,058	56,097
Semtech Corp.*	13,910	345,246
Sigma Designs, Inc.(a)*	6,309	37,854
Silicon Image, Inc.*	16,700	78,490
Silicon Laboratories, Inc.(a)*	9,015	391,431
Spansion, Inc., Class A(a)*	15,456	127,976
Spire Corp.*	1,100	682
Standard Microsystems Corp.*	5,000	128,850
STR Holdings, Inc.(a)*	7,400	60,902
SunPower Corp.(a)*	3,530	21,992
Supertex, Inc.(a)*	2,900	54,752
Tessera Technologies, Inc.*	11,500	192,625
TriQuint Semiconductor, Inc.*	32,800	159,736
Ultra Clean Holdings*	4,750	29,023
Ultratech, Inc.(a)*	5,300	130,221
Veeco Instruments, Inc.(a)*	8,400	174,720
Volterra Semiconductor Corp.(a)*	5,300	135,733
		9,861,861
Software — 3.8%
Accelrys, Inc.*	13,277	89,221
ACI Worldwide, Inc.*	10,000	286,400
Actuate Corp.*	14,300	83,798
Advent Software, Inc.(a)*	12,200	297,192
American Software, Inc., Class A	5,100	48,195
AsiaInfo-Linkage, Inc.(a)*	15,273	118,366
Aspen Technology, Inc.*	23,092	400,646
Blackbaud, Inc.	12,954	358,826
Bottomline Technologies, Inc.*	7,055	163,464
Bsquare Corp.*	2,300	7,866
Commvault Systems, Inc.*	8,734	373,116
Compuware Corp.*	40,753	339,065
Convio, Inc.*	2,946	32,583
Deltek, Inc.(a)*	10,652	104,603
DemandTec, Inc.(a)*	584	7,691
Digimarc Corp.*	1,256	30,006
Ebix, Inc.(a)	9,036	199,696
EPIQ Systems, Inc.(a)	8,450	101,569
ePlus, Inc.(a)*	1,200	33,936
Fair Isaac Corp.	10,900	390,656
Gerber Scientific(a)	5,000	—
GSE Systems, Inc.(a)*	2,896	5,647
Guidance Software, Inc.(a)*	1,433	9,286
Interactive Intelligence Group*	3,800	87,096
JDA Software Group, Inc.*	9,553	309,422
Kenexa Corp.*	5,100	136,170
Manhattan Associates, Inc.*	5,462	221,102
Mentor Graphics Corp.*	24,100	326,796
MicroStrategy, Inc., Class A*	2,101	227,580
Monotype Imaging Holdings, Inc.*	7,120	111,001
NetScout Systems, Inc.*	9,285	163,416
Opnet Technologies, Inc.(a)	8,469	310,558
Pervasive Software, Inc.*	5,000	29,100
Progress Software Corp.*	13,950	269,932
PROS Holdings, Inc.(a)*	6,073	90,366
QAD, Inc., Class A(a)*	4,879	51,229
QAD, Inc., Class B(a)*	1,219	12,617
Quest Software, Inc.*	9,413	175,082
RealPage, Inc.*	1,534	38,764
Rosetta Stone, Inc.*	4,230	32,275
S1 Corp.(a)*	18,494	176,988
Scientific Learning Corp.(a)*	4,750	12,113
Seachange International, Inc.*	7,100	49,913
Smith Micro Software, Inc.(a)*	6,500	7,345
Solarwinds, Inc.(a)*	15,895	444,265
Sourcefire, Inc.(a)*	5,802	187,869
SRS Labs, Inc.*	3,700	21,275
SS&C Technologies Holdings, Inc.*	15,115	272,977
Synchronoss Technologies, Inc.*	2,822	85,253
Take-Two Interactive Software, Inc.*	17,890	242,409
Taleo Corp., Class A*	1,594	61,672
TeleCommunication Systems, Inc., Class A*	10,596	24,901
TeleNav, Inc.*	8,331	65,065
THQ, Inc.(a)*	14,250	10,830
TiVo, Inc.*	24,136	216,500
Tyler Technologies, Inc.(a)*	8,205	247,053
Ultimate Software Group, Inc.(a)*	3,395	221,082
Verint Systems, Inc.*	8,369	230,482
VirnetX Holding Corp.(a)*	3,418	85,347
Websense, Inc.(a)*	8,084	151,413
		8,889,086
Specialty Retail — 4.8%
Aaron's, Inc.	17,233	459,776
Aeropostale, Inc.(a)*	6,275	95,694
America's Car-Mart, Inc.(a)*	2,516	98,577
Ann, Inc.*	12,800	317,184
Asbury Automotive Group, Inc.*	9,700	209,132
Ascena Retail Group, Inc.*	1,276	37,923
Barnes & Noble, Inc.(a)*	12,568	181,985
Bebe Stores, Inc.(a)	22,995	191,548
Big 5 Sporting Goods Corp.(a)	4,047	42,251

33

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Body Central Corp.*	261	$6,515
Books-A-Million, Inc.(a)	3,928	9,388
Boyds Collection Ltd.(a),(b)*	10,600	—
Brown Shoe Co., Inc.(a)	9,550	84,995
Buckle, Inc. (The)(a)	9,375	383,156
Build-A-Bear Workshop, Inc.*	3,900	32,994
Cabela's, Inc.(a)*	17,400	442,308
Cache, Inc.*	3,300	20,427
Casual Male Retail Group, Inc.(a)*	8,925	30,523
Cato Corp. (The), Class A(a)	7,100	171,820
Charming Shoppes, Inc.*	24,814	121,589
Chico's FAS, Inc.	10,249	114,174
Childrens Place Retail Stores, Inc.(a)*	6,000	318,720
Christopher & Banks Corp.*	7,937	18,573
Citi Trends, Inc.*	3,000	26,340
Collective Brands, Inc.(a)*	13,100	188,247
Conn's, Inc.*	7,199	79,909
Cost Plus, Inc.(a)*	4,685	45,679
Destination Maternity Corp.(a)	2,800	46,816
DSW, Inc., Class A	7,973	352,486
Express, Inc.*	21,004	418,820
Finish Line Inc. (The), Class A	12,124	233,811
Friedmans, Inc., Class A(b)	1,600	—
Genesco, Inc.(a)*	5,569	343,830
Golfsmith International Holdings, Inc.(a)*	1,600	5,072
Group 1 Automotive, Inc.(a)	4,900	253,820
Haverty Furniture Cos., Inc.(a)	3,600	39,528
hhgregg, Inc.(a)*	9,379	135,527
Hibbett Sports, Inc.*	6,450	291,411
Hot Topic, Inc.	9,875	65,274
Jos. A. Bank Clothiers, Inc.(a)*	6,612	322,401
Kirkland's, Inc.(a)*	5,977	79,494
Lithia Motors, Inc., Class A	4,731	103,420
Lumber Liquidators Holdings, Inc.*	195	3,444
MarineMax, Inc.(a)*	4,100	26,732
Men's Wearhouse, Inc.(a)	11,601	375,988
Midas, Inc.*	3,000	25,770
Monro Muffler Brake, Inc.(a)	6,750	261,832
New York & Co., Inc.(a)*	11,900	31,654
Office Depot, Inc.*	60,988	131,124
OfficeMax, Inc.(a)*	17,831	80,953
Pacific Sunwear Of California(a)*	14,775	25,265
Penske Auto Group, Inc.	20,300	390,775
PEP Boys-Manny Moe & Jack(a)	11,700	128,700
Pier 1 Imports, Inc.*	34,700	483,371
RadioShack Corp.(a)	20,906	202,997
Rent-A-Center, Inc.	13,202	488,474
Rue21, Inc.(a)*	4,880	105,408
Sally Beauty Holdings, Inc.*	8,941	188,923
Select Comfort Corp.(a)*	12,269	266,115
Shoe Carnival, Inc.(a)*	2,240	57,568
Sonic Automotive, Inc., Class A(a)	8,327	123,323
Sport Chalet, Inc.*	800	1,312
Stage Stores, Inc.(a)	8,600	119,454
Stein Mart, Inc.(a)*	11,157	75,979
Systemax, Inc.(a)*	7,400	121,434
Talbots, Inc.(a)*	10,590	28,169
Tandy Leather Factory, Inc.*	2,200	10,736
Trans World Entertainment(a)*	5,400	13,608
Ulta Salon Cosmetics & Fragrance, Inc.*	6,477	420,487
Vitamin Shoppe, Inc.*	7,189	286,697
West Marine, Inc.(a)*	4,005	46,578
Wet Seal, Inc.(a)*	20,875	68,052
Zale Corp.(a)*	7,200	27,432
Zumiez, Inc.(a)*	6,000	166,560
		11,206,051
Textiles, Apparel & Luxury Goods — 1.5%
Carter's, Inc.(a)*	14,200	565,302
Cherokee, Inc.	1,700	19,839
Columbia Sportswear Co.(a)	8,700	404,985
CROCS, Inc.*	22,600	333,802
Culp, Inc.*	2,400	20,448
Delta Apparel, Inc.(a)*	1,153	22,011
G-III Apparel Group Ltd.(a)*	3,500	87,185
Heelys, Inc.(a)*	2,200	4,070
Iconix Brand Group, Inc.(a)*	16,998	276,897
Jones Group, Inc. (The)	19,161	202,149
K-Swiss, Inc., Class A(a)*	5,700	16,644
Kenneth Cole Productions, Inc., Class A*	3,400	36,006
LaCrosse Footwear, Inc.	582	7,345
Lakeland Industries, Inc.*	440	4,070
Maidenform Brands, Inc.*	5,100	93,330
Movado Group, Inc.	4,000	72,680
Oxford Industries, Inc.(a)	4,374	197,355
Perry Ellis International, Inc.(a)*	3,000	42,660
Quiksilver, Inc.*	32,625	117,776
R.G. Barry Corp.	1,900	22,952
Rocky Brands, Inc.*	1,000	9,020
Skechers U.S.A., Inc., Class A(a)*	6,800	82,416
Steven Madden Ltd.*	10,860	374,670
Superior Uniform Group, Inc.(a)	1,100	13,673
Tandy Brands Accessories, Inc.*	1,300	1,274
True Religion Apparel, Inc.*	5,400	186,732
Unifi, Inc.(a)*	4,533	34,451
Wolverine World Wide, Inc.	11,000	392,040
		3,641,782
Thrifts & Mortgage Finance — 1.8%
Astoria Financial Corp.(a)	21,700	184,233
Atlantic Coast Financial Corp.*	488	1,371
Bank Mutual Corp.(a)	8,663	27,548
BankFinancial Corp.(a)	4,900	27,048
Beneficial Mutual Bancorp, Inc.(a)*	16,344	136,636
Berkshire Hills Bancorp, Inc.(a)	4,442	98,568
BofI Holding, Inc.*	1,700	27,625
Brookline Bancorp, Inc.(a)	19,118	161,356
Cape Bancorp, Inc.(a)*	236	1,853
Capitol Federal Financial, Inc.	41,921	483,768
CFS Bancorp, Inc.	1,800	7,794
Charter Financial Corp.(a)	2,028	18,779
Citizens Community Bancorp, Inc.*	400	2,000
Citizens First Bancorp, Inc.*	1,800	13
Citizens South Banking Corp.	1,260	4,498
Clifton Savings Bancorp, Inc.	4,173	38,726
Dime Community Bancshares	10,050	126,630
Doral Financial Corp.(a)*	6,300	6,023
ESSA Bancorp, Inc.(a)	1,900	19,893
Federal Agricultural Mortgage Corp., Class C	1,400	25,228
First Defiance Financial Corp.(a)	1,100	16,049
First Federal Bancshares of Arkansas, Inc.*	397	1,715
First Federal of Northern Michigan Bancorp, Inc.*	300	858
First Financial Holdings, Inc.(a)	2,800	25,004
First Financial Northwest, Inc.(a)*	2,239	13,188
First Pactrust Bancorp, Inc.	1,673	17,148
First Place Financial Corp.(a)*	2,900	1,508
Flushing Financial Corp.	7,140	90,178

34

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Fox Chase Bancorp, Inc.(a)	3,230	$40,795
Hampden Bancorp, Inc.(a)	300	3,540
HF Financial Corp.	110	1,179
Home Bancorp, Inc.*	994	15,377
Home Federal Bancorp, Inc.(a)	4,062	42,245
HopFed Bancorp, Inc.(a)	415	2,698
Kaiser Federal Financial Group, Inc.	2,068	26,512
Kearny Financial Corp.(a)	17,221	163,600
Meridian Interstate Bancorp, Inc.(a)*	3,210	39,965
MGIC Investment Corp.(a)*	44,075	164,400
New England Bancshares, Inc.	1,000	10,370
New Hampshire Thrift Bancshares, Inc.(a)	200	2,260
Northeast Community Bancorp, Inc.(a)	2,200	12,320
Northfield Bancorp, Inc.(a)	8,158	115,517
Northwest Bancshares, Inc.	27,000	335,880
OceanFirst Financial Corp.(a)	3,447	45,052
Ocwen Financial Corp.*	23,644	342,365
Oritani Financial Corp.(a)	12,152	155,181
Provident Financial Holdings, Inc.	1,000	9,340
Provident Financial Services, Inc.(a)	14,515	194,356
Provident New York Bancorp	10,000	66,400
Pulaski Financial Corp.(a)	2,040	14,504
Radian Group, Inc.(a)	27,036	63,264
Rainier Pacific Financial Group, Inc.*	700	—
Riverview Bancorp, Inc.*	2,760	6,541
Rockville Financial, Inc.(a)	7,084	73,390
Roma Financial Corp.	4,854	47,763
SI Financial Group, Inc.	2,065	20,340
Territorial Bancorp, Inc.(a)	2,302	45,465
Timberland Bancorp, Inc.*	2,600	10,010
Tree.com, Inc.(a)*	900	5,031
Trustco Bank Corp.(a)	17,234	96,683
United Financial Bancorp, Inc.	3,955	63,636
ViewPoint Financial Group(a)	8,008	104,184
Washington Federal, Inc.	23,270	325,547
Waterstone Financial, Inc.(a)*	6,900	13,248
Westfield Financial, Inc.(a)	5,000	36,800
WSFS Financial Corp.	789	28,372
		4,309,368
Tobacco — 0.3%
Alliance One International, Inc.(a)*	20,000	54,400
Star Scientific, Inc.(a)*	27,050	58,969
Universal Corp.(a)	5,600	257,376
Vector Group Ltd.(a)	17,287	307,017
		677,762
Trading Companies & Distributors — 1.5%
Aceto Corp.(a)	7,018	48,424
Aircastle Ltd.	15,000	190,800
Applied Industrial Technologies, Inc.(a)	9,834	345,862
Beacon Roofing Supply, Inc.(a)*	10,600	214,438
BlueLinx Holdings, Inc.(a)*	14,231	21,346
CAI International, Inc.*	3,585	55,424
DXP Enterprises, Inc.*	2,600	83,720
Empire Resources, Inc.	2,300	6,440
GATX Corp.(a)	10,233	446,773
H&E Equipment Services, Inc.*	8,700	116,754
Houston Wire & Cable Co.(a)	5,746	79,410
Interline Brands, Inc.*	6,600	102,762
Kaman Corp., Class A	5,778	157,855
KSW, Inc.	1,050	3,497
Lawson Products, Inc.(a)	1,575	24,302
RSC Holdings, Inc.(a)*	4,488	83,028
Rush Enterprises, Inc., Class A*	6,000	125,520
TAL International Group, Inc.(a)	7,400	213,046
Textainer Group Holdings Ltd.(a)	10,100	294,112
Titan Machinery, Inc.*	3,710	80,618
United Rentals, Inc.(a)*	12,532	370,321
Watsco, Inc.(a)	5,300	347,998
Willis Lease Finance Corp.(a)*	900	10,710
		3,423,160
Water Utilities — 0.2%
American States Water Co.(a)	3,550	123,895
Artesian Resources Corp., Class A	1,300	24,479
California Water Service Group	8,600	157,036
Connecticut Water Service, Inc.(a)	1,900	51,547
Consolidated Water Co., Ltd.(a)	2,195	18,833
Middlesex Water Co.(a)	2,337	43,608
SJW Corp.(a)	4,400	104,016
York Water Co.(a)	1,271	22,421
		545,835
Wireless Telecommunication Services — 0.2%
Leap Wireless International, Inc.(a)*	17,252	160,271
NTELOS Holdings Corp.	4,685	95,480
Shenandoah Telecommunications Co.(a)	4,460	46,741
USA Mobility, Inc.	4,000	55,480
		357,972
TOTAL COMMON STOCKS
(Identified Cost $233,688,193)		235,495,400

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/2030*	4,900	6,860
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17(b)*	335	—
U.S. Concrete, Inc., expires 8/31/17(b)*	335	—
		—
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	8
Oil, Gas & Consumable Fuels — 0.0%
Zion Oil & Gas, Inc., expires 7/26/12(a)*	1,460	211
Pharmaceuticals — 0.0%
FRD Acquisition Co.(c)	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b)(c)*	13,728	—
		—
Specialty Retail — 0.0%
Ligand Pharmaceuticals, expires 12/31/11(b)*	1,800	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $111,630)		7,079

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES — 0.0%
Capital Markets — 0.0%
GAMCO Investors, Inc.*	30	20
TOTAL BONDS AND NOTES
(Identified Cost $30)		20

35

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	41	41
		42
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $42)		42

COLLATERAL FOR SECURITIES ON LOAN — 34.3%
Short-Term — 34.3%
State Street Navigator Securities
Lending Prime Portfolio	80,520,088	80,520,088
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $80,520,088)		80,520,088

Total Investments — 134.4%
(Identified Cost $314,319,983)#		316,022,629
Liabilities, Less Cash and Other Assets — (34.4%)		(80,837,259)
Net Assets — 100.0%		$235,185,370

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $ 77,833,156.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $314,319,983. Net unrealized appreciation aggregated $1,578,221 of which $55,431,522 related to appreciated investment securities and $53,853,301 related to depreciated investment securities.

Key to abbreviations:
ADR– American Depository Receipt

36

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Australia — 5.2%
Alumina Ltd.	256,850	$292,918
Amcor Ltd.	137,883	1,016,803
Asciano Group	137,016	630,630
Bank of Queensland Ltd.(a)	69,547	519,980
Bendigo and Adelaide Bank Ltd.	80,715	662,919
BlueScope Steel Ltd.(a)	244,217	101,163
Boral Ltd.(a)	149,703	551,219
Caltex Australia Ltd.	54,126	651,588
Crown Ltd.	80,586	666,805
CSR Ltd.(a)	75,681	151,717
Downer EDI Ltd.*	14,976	49,016
Echo Entertainment Group Ltd.(a)*	116,617	428,201
Fairfax Media Ltd.(a)	358,477	263,988
Harvey Norman Holdings Ltd.(a)	35,795	67,181
Incitec Pivot Ltd.	240,274	764,290
Insurance Australia Group Ltd.(a)	46,828	142,729
Lend Lease Corp. Ltd.	35,726	261,630
Macquarie Group Ltd.	32,171	782,798
National Australia Bank Ltd.	5,777	138,028
OneSteel Ltd.(a)	91,574	65,563
Origin Energy Ltd.	174,933	2,386,813
OZ Minerals Ltd.	32,061	328,248
Primary Health Care Ltd.	48,970	154,267
Qantas Airways Ltd.*	197,873	295,482
Santos Ltd.	118,345	1,481,570
Seven Group Holdings Ltd.	1,538	11,137
Sims Metal Management Ltd.(a)	38,790	501,882
Suncorp Group Ltd.	216,476	1,855,430
TABCORP Holdings Ltd.	117,035	326,790
Tatts Group Ltd.	164,072	409,463
Toll Holdings Ltd.(a)	79,355	342,513
Wesfarmers Ltd.	201,167	6,069,733
		22,372,494
Austria — 0.1%
Erste Group Bank AG	20,746	364,764
OMV AG	704	21,358
Raiffeisen Bank International AG(a)	8,878	230,554
		616,676
Belgium — 1.0%
Delhaize Group	17,993	1,010,792
Fortis	349,625	543,003
KBC Groep NV	16,399	206,535
SA D'ieteren NV	2,077	91,585
Solvay SA	13,524	1,114,269
UCB SA	31,369	1,319,885
		4,286,069
Canada — 12.9%
Astral Media, Inc., Class A	10,600	369,270
Bell Aliant, Inc.	200	5,613
Canadian Natural Resources Ltd.	20,800	778,915
Canadian Pacific Railway Ltd.(a)	17,375	1,176,980
Canadian Tire Corp., Ltd.	18,300	1,183,774
Canadian Utilities Ltd., Class A(a)	6,069	366,612
Empire Co., Ltd., Class A	7,800	452,572
EnCana Corp.	153,451	2,845,339
Enerplus Corp.(a)	31,795	806,774
Ensign Energy Services Inc.	16,271	259,538
Fairfax Financial Holdings Ltd.	2,700	1,158,211
George Weston Ltd.(a)	7,700	514,644
Goldcorp, Inc.	69,511	3,084,753
Groupe Aeroplan, Inc.	22,400	262,534
HudBay Minerals, Inc.	800	7,963
Husky Energy, Inc.(a)	50,950	1,227,801
Industrial Alliance Insurance & Financial
Services, Inc.(a)	18,285	471,865
Inmet Mining Corp.(a)	9,029	580,515
Kinross Gold Corp.	203,700	2,325,429
Loblaw Companies Ltd.(a)	14,200	536,359
Lundin Mining Corp.*	58,141	220,865
Magna International, Inc., Class A(a)	50,224	1,676,188
Manulife Financial Corp.(a)	320,899	3,417,673
New Gold, Inc.*	17,543	177,023
Nexen, Inc.	90,416	1,438,668
Pengrowth Energy Corp.(a)	39,727	419,595
Penn West Petroleum Ltd.(a)	58,024	1,149,943
Precision Drilling Corp.*	40,259	414,939
Progress Energy Resources Corp.(a)	1,293	16,804
Progressive Waste Solutions Ltd.(a)	4,734	92,612
Quadra FNX Mining Ltd.(a)*	28,500	421,870
Sun Life Financial, Inc.(a)	125,037	2,319,705
Suncor Energy, Inc.	247,864	7,148,215
Talisman Energy, Inc.(a)	52,300	666,360
Teck Resources Ltd.(a)	104,620	3,687,759
TELUS Corp.	17,542	940,854
Thomson Reuters Corp.	106,534	2,847,530
TransAlta Corp.(a)	32,569	672,000
TransCanada Corp.(a)	138,613	6,058,834
Uranium One, Inc.(a)*	16,700	35,408
Viterra, Inc.	55,057	580,429
Yamana Gold, Inc.(a)	166,200	2,450,379
		55,269,114
Denmark — 1.3%
A P Moller - Maersk A/S, Class A	33	205,930
A P Moller - Maersk A/S, Class B	273	1,802,476
Carlsberg A/S	20,734	1,462,098
Danske Bank A/S*	117,152	1,488,036
H Lundbeck A/S	5,267	99,043
Jyske Bank A/S*	9,528	233,916
Rockwool International A/S	570	45,733
TDC A/S	26,693	214,072
Vestas Wind Systems A/S(a)*	6,330	68,334
		5,619,638
Finland — 0.7%
Kesko Oyj	11,009	369,888
Neste Oil Oyj	18,872	190,638
Stora Enso Oyj, R Shares	129,420	775,199
UPM-Kymmene Oyj	153,593	1,691,684
		3,027,409
France — 9.2%
Air France-KLM(a)*	27,263	140,188
Arkema	1,831	129,627
AXA SA	198,619	2,582,195
BNP Paribas SA	28,349	1,113,563
Bollore	14	2,745
Bouygues SA	4,657	146,735
Cap Gemini SA	19,799	618,712
Casino Guichard Perrachon SA	9,335	786,285
Cie de Saint-Gobain	76,505	2,937,328
Cie Generale de Geophysique-Veritas*	1,131	26,539
Cie Generale de Geophysique-Veritas, ADR(a)*	9,901	229,901
Ciments Francais SA	2,122	164,235
CNP Assurances	21,364	264,835
Compagnie Generele des Etablissements
Michelin, Class B, ADR	22,537	1,332,272
Credit Agricole SA	186,204	1,050,736

37

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Credit Industriel et Commercial	509	$66,207
EDF SA(a)	19,244	468,243
France Telecom SA	252,519	3,965,995
GDF Suez	246,704	6,743,548
Groupe Eurotunnel SA	42,022	286,076
Lafarge SA	38,431	1,350,920
Lagardere SCA	29,198	770,906
Natixis	161,411	406,114
Peugeot SA	25,314	396,756
PPR	11,860	1,698,456
Renault SA	35,128	1,218,447
Rexel SA	13,765	235,163
Sanofi	6,600	484,762
Sanofi-Aventis SA, ADR	43,199	1,578,491
SCOR	14,662	342,712
Societe Generale	59,624	1,327,682
Thales SA	427	13,485
Vallourec SA	3,772	244,877
Vivendi	288,783	6,323,977
		39,448,713
Germany — 8.1%
Allianz SE	34,938	3,342,101
Bayerische Motoren Werke AG	71,775	4,808,236
Celesio AG	6,399	101,371
Commerzbank AG(a)*	188,056	317,139
Daimler AG	127,622	5,602,730
Deutsche Bank AG	29,867	1,137,821
Deutsche Bank AG	41,677	1,577,891
Deutsche Lufthansa AG	50,963	605,832
Deutsche Post AG	9,793	150,574
Deutsche Telekom AG	475,474	5,455,365
E.On AG	249,404	5,380,930
Fraport AG Frankfurt Airport Services Worldwide	523	25,722
Hannover Rueckversicherung AG	4,864	241,265
HeidelbergCement AG	14,250	604,748
Merck KGaA	8,461	843,529
Muenchener Rueckversicherungs AG	18,030	2,211,723
RWE AG	18,902	664,196
Salzgitter AG	3,794	189,688
Suedzucker AG	6,635	211,678
ThyssenKrupp AG	39,448	904,960
Volkswagen AG	4,022	539,548
		34,917,047
Greece — 0.1%
Hellenic Petroleum SA	26,868	220,814
National Bank of Greece SA*	11,245	23,723
		244,537
Hong Kong — 1.3%
Henderson Land Development Co., Ltd.	177,777	883,552
Hopewell Holdings Ltd.	77,000	196,897
Hutchison Whampoa Ltd.	362,000	3,043,623
New World Development Co., Ltd.	670,884	540,743
Orient Overseas International Ltd.	28,500	166,414
Sino Land Co., Ltd.	5,800	8,259
The Hongkong & Shanghai Hotels Ltd.	68,495	75,845
Tsim Sha Tsui Properties	58,492	146,859
Wheelock & Co., Ltd.	233,000	577,205
		5,639,397
Ireland — 0.3%
CRH PLC	10,173	202,236
CRH PLC, ADR(a)	59,896	1,187,139
		1,389,375
Israel — 0.5%
Bank Hapoalim B.M.	120,208	391,756
Bank Leumi Le-Israel	116,511	333,544
Bezeq Israeli Telecommunication Corp. Ltd.	26,406	48,378
Elbit Systems Ltd.	4,903	201,343
Israel Chemicals Ltd.	32,730	339,238
Israel Discount Bank Ltd., Series A*	138,248	185,007
NICE Systems Ltd.*	22,235	765,996
Paz Oil Co., Ltd.	569	69,053
Strauss Group Ltd.	973	11,923
		2,346,238
Italy — 0.9%
Banca Monte dei Paschi di Siena SpA	162,299	52,913
Banco Popolare Scarl(a)	25,217	32,637
Fiat SpA(a)	77,417	355,699
Finmeccanica SpA(a)	61,153	226,203
Telecom Italia SpA	1,609,881	1,731,463
UniCredit SpA(a)	197,083	1,637,580
Unione di Banche Italiane SCPA(a)	1,905	7,806
		4,044,301
Japan — 21.4%
Aeon Co., Ltd.(a)	107,200	1,472,137
Ajinomoto Co., Inc.	33,000	396,154
Alfresa Holdings Corp.	3,400	143,342
Amada Co., Ltd.	51,000	323,347
Aozora Bank Ltd.(a)	42,000	115,681
Asahi Kasei Corp.	76,000	458,153
Asatsu-DK, Inc.(a)	1,100	28,911
Bank of Kyoto Ltd.(a)	45,000	387,619
Bank of Yokohama Ltd.	45,000	212,810
Canon Marketing Japan, Inc.	8,000	93,543
Chiba Bank Ltd.(a)	56,000	360,868
Chugoku Bank Ltd.	24,000	334,572
Citizen Holdings Co., Ltd.(a)	68,900	400,134
Coca-Cola West Co., Ltd.(a)	7,200	124,880
COMSYS Holdings Corp.	9,000	94,478
Cosmo Oil Co., Ltd.(a)	111,000	310,056
Dai Nippon Printing Co., Ltd.(a)	119,000	1,144,082
Daicel Chemical Industries Ltd.(a)	45,000	274,198
Daishi Bank Ltd.	40,000	130,440
Daiwa Securities Group, Inc.(a)	131,000	408,471
Elpida Memory, Inc.(a)*	26,600	123,721
Fuji Heavy Industries Ltd.	79,000	477,264
Fuji Media Holdings, Inc.	84	127,359
FUJIFILM Holdings Corp.	113,700	2,692,934
Fujikura Ltd.	65,000	190,009
Fukuoka Financial Group, Inc.	153,000	642,055
Glory Ltd.	7,800	167,917
Gunma Bank Ltd.	55,000	302,261
H2O Retailing Corp.(a)	18,000	137,274
Hachijuni Bank Ltd.(a)	68,000	387,839
Hakuhodo DY Holdings, Inc.(a)	2,090	120,018
Hankyu Hanshin Holdings, Inc.	12,000	50,513
Higo Bank Ltd.	29,000	163,895
Hiroshima Bank Ltd.(a)	7,000	32,558
Hitachi Capital Corp.	4,800	66,540
Hitachi High-Technologies Corp.	9,800	212,628
Hokkoku Bank Ltd.	38,000	139,223
Hokuhoku Financial Group, Inc.	172,000	335,196
House Foods Corp.(a)	8,700	163,669
Hyakujushi Bank Ltd.	35,000	156,425
Idemitsu Kosan Co., Ltd.(a)	7,700	794,309

38

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Inpex Corp.	218	$1,373,652
Isetan Mitsukoshi Holdings Ltd.(a)	57,300	600,768
Iyo Bank Ltd.(a)	30,000	296,219
J Front Retailing Co., Ltd.	112,000	541,302
JFE Holdings, Inc.	46,000	833,104
Joyo Bank Ltd.	91,000	401,975
JS Group Corp.	31,800	609,393
JTEKT Corp.	22,500	221,288
Juroku Bank Ltd.	33,000	107,613
JX Holdings, Inc.	446,500	2,697,447
Kagoshima Bank Ltd.	22,000	154,346
Kajima Corp.(a)	88,000	269,819
Kamigumi Co., Ltd.	32,000	276,056
Kaneka Corp.(a)	55,000	292,971
Kawasaki Kisen Kaisha Ltd.(a)	49,000	88,489
Keiyo Bank	24,000	118,800
Kinden Corp.	34,000	287,125
Konica Minolta Holdings, Inc.(a)	24,500	182,708
Kyocera Corp.	10,300	828,336
Kyowa Hakko Kirin Co., Ltd.(a)	40,000	489,541
Marui Group Co., Ltd.	55,700	434,195
Mazda Motor Corp.(a)*	226,000	399,324
Mediceo Paltac Holdings Co., Ltd.	19,700	205,779
MEIJI Holdings Co., Ltd.	9,100	377,738
Mitsubishi Chemical Holdings Corp.(a)	91,000	501,286
Mitsubishi Corp.	89,800	1,814,200
Mitsubishi Gas Chemical Co., Inc.	62,000	343,952
Mitsubishi Heavy Industries Ltd.(a)	482,000	2,053,995
Mitsubishi Logistics Corp.	10,000	111,082
Mitsubishi Materials Corp.	181,000	491,477
Mitsubishi UFJ Financial Group, Inc.	917,400	3,897,490
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	4,321,315
Mitsui & Co., Ltd.	18,800	292,368
Mitsui & Co., Ltd., ADR(a)	2,885	892,907
Mitsui Chemicals, Inc.(a)	126,000	384,695
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	44,000	68,598
Mitsui OSK Lines Ltd.(a)	172,000	665,922
Mitsui Sumitomo Insurance Group Holdings, Inc.	64,900	1,202,383
Mizuho Financial Group, Inc.	34,100	46,075
Nagase & Co., Ltd.	24,000	261,608
Namco Bandai Holdings, Inc.	3,300	46,990
Nanto Bank Ltd.	1,000	5,535
NEC Corp.*	268,000	543,173
Nippon Electric Glass Co., Ltd.(a)	24,000	237,599
Nippon Express Co., Ltd.	132,000	514,486
Nippon Meat Packers, Inc.	27,067	336,184
Nippon Paper Group, Inc.(a)	14,200	309,939
Nippon Sheet Glass Co., Ltd.	159,000	297,467
Nippon Shokubai Co., Ltd.(a)	18,000	193,400
Nippon Steel Corp.(a)	544,000	1,356,996
Nippon Television Network Corp.	1,030	157,638
Nippon Yusen(a)	228,000	583,552
Nisshin Seifun Group, Inc.	30,000	363,648
Nisshin Steel Co., Ltd.(a)	160,000	245,290
Nisshinbo Holdings, Inc.	23,000	207,379
NOK Corp.(a)	16,200	278,454
Nomura Holdings, Inc.	358,300	1,084,629
NTN Corp.	32,000	128,881
Obayashi Corp.(a)	99,000	439,886
OJI Paper Co., Ltd.(a)	88,000	451,605
Onward Holdings Co., Ltd.	28,000	205,535
Panasonic Corp.(a)	263,000	2,234,663
Panasonic Corp., ADR(a)	98,061	822,732
Renesas Electronics Corp.(a)*	9,300	56,909
Rengo Co., Ltd.	18,000	125,581
Ricoh Co., Ltd.(a)	127,000	1,107,146
Rohm Co., Ltd.	14,400	671,638
San-In Godo Bank Ltd.	22,000	164,921
Sapporo Hokuyo Holdings, Inc.	32,000	114,746
SBI Holdings, Inc.	3,270	239,610
Seiko Epson Corp.(a)	28,000	372,145
Seino Holdings Corp.	23,000	178,394
Sekisui Chemical Co., Ltd.	52,000	428,998
Sekisui House Ltd.	158,000	1,402,027
Seven & I Holdings Co., Ltd.	13,800	384,578
Sharp Corp.(a)	182,000	1,591,347
Shiga Bank Ltd.	30,000	204,235
Shimizu Corp.(a)	90,000	377,680
Shinsei Bank Ltd.	193,000	200,598
Showa Denko KK(a)	214,000	433,727
Showa Shell Sekiyu KK(a)	29,700	200,264
SKY Perfect JSAT Holdings, Inc.	167	83,641
Sohgo Security Services Co., Ltd.	7,900	83,342
Sojitz Corp.(a)	149,700	231,445
Sony Corp., ADR(a)	212,565	3,834,673
Sumitomo Bakelite Co., Ltd.(a)	43,000	240,782
Sumitomo Corp.	207,400	2,807,728
Sumitomo Electric Industries Ltd.	144,800	1,576,490
Sumitomo Forestry Co., Ltd.(a)	28,200	249,136
Sumitomo Mitsui Financial Group, Inc.	170,400	4,746,493
Suzuken Co., Ltd.(a)	11,400	316,066
Suzuki Motor Corp.	24,500	506,743
Taisei Corp.	181,000	458,555
Takashimaya Co., Ltd.(a)	45,000	325,646
TDK Corp.	11,100	491,763
Teijin Ltd.	34,000	104,690
The 77 Bank Ltd.	60,000	258,802
The Nishi-Nippon City Bank Ltd.	89,000	255,541
The Yokohama Rubber Co., Ltd.(a)	28,000	157,152
Toda Corp.	30,000	109,133
TOKAI RIKA Co., Ltd.	5,900	90,374
Tokuyama Corp.(a)	46,000	146,421
Tokyo Broadcasting System Holdings, Inc.	6,900	88,749
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	130,942
Tokyo Tatemono Co., Ltd.(a)*	69,000	208,874
Toppan Printing Co., Ltd.(a)	163,000	1,198,623
Tosoh Corp.(a)	49,000	131,142
Toyo Seikan Kaisha Ltd.	52,200	712,096
Toyoda Gosei Co., Ltd.	2,000	31,883
Toyota Auto Body Co., Ltd.	7,000	104,973
Toyota Motor Corp.	105,300	3,509,088
Toyota Motor Corp., ADR	50,471	3,337,647
Toyota Tsusho Corp.	30,600	541,076
UNY Co., Ltd.(a)	39,000	351,137
Wacoal Holdings Corp.(a)	14,000	185,891
Yamaguchi Financial Group, Inc.	51,000	487,008
Yamaha Corp.	32,700	299,938
Yamato Kogyo Co., Ltd.	2,000	57,425
		91,886,137
Netherlands — 2.6%
Aegon NV*	72,073	289,263
Akzo Nobel NV	49,506	2,393,773
ArcelorMittal	110,977	2,029,521
ArcelorMittal-NY Registered	29,788	541,844
Koninklijke DSM NV	31,703	1,470,984
Koninklijke Philips Electronics NV	143,152	3,016,269

39

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands (Continued)
STMicroelectronics NV	240,145	$1,426,918
TNT Express NV	624	4,663
		11,173,235
New Zealand — 0.1%
Contact Energy Ltd.*	110,499	453,285

Norway — 0.9%
Aker ASA, Series A	823	21,329
Archer Ltd.*	11,137	29,980
BW Offshore Ltd.(a)	11,203	17,701
DnB NOR ASA	69,771	683,029
Marine Harvest ASA(a)	309,194	133,689
Norsk Hydro ASA	267,912	1,242,612
Orkla ASA	165,896	1,238,496
Petroleum Geo-Services ASA*	29,174	319,259
Storebrand ASA	70,912	368,737
		4,054,832
Portugal — 0.1%
Banco Comercial Portugues SA(a)*	210,790	37,103
Banco Espirito Santo SA(a)	97,975	171,186
		208,289
Singapore — 0.8%
CapitaLand Ltd.	203,000	345,885
Fraser & Neave Ltd.(a)	106,500	509,078
Golden Agri-Resources Ltd.	1,188,000	654,886
Neptune Orient Lines Ltd.(a)	150,749	130,752
Overseas Union Enterprise Ltd.	64,000	103,620
Singapore Airlines Ltd.(a)	165,340	1,295,135
United Industrial Corp., Ltd.	171,000	359,917
Venture Corp., Ltd.	16,000	76,481
		3,475,754
Spain — 2.7%
Acciona SA	8,496	733,760
Banco de Sabadell SA(a)	306,009	1,162,017
Banco Espanol de Credito SA(a)	13,917	67,095
Banco Popular Espanol SA(a)	281,788	1,283,759
Banco Santander SA	349,086	2,652,094
Bankinter SA(a)	6,575	40,421
Criteria Caixacorp SA(a)	210,490	1,033,860
EDP Renovaveis SA*	18,086	110,672
Gas Natural SDG SA	76,918	1,320,546
International Consolidated Airlines Group SA*	183,620	420,329
Mapfre SA(a)	18,659	59,287
Repsol YPF SA(a)	84,909	2,608,322
Sacyr Vallehermoso SA(a)	13,060	67,104
		11,559,266
Sweden — 2.4%
Boliden AB	20,208	295,102
Holmen AB, B Shares	18,717	537,681
Meda AB, A Shares	6,846	71,225
Nordea Bank AB	247,277	1,913,311
Skandinaviska Enskilda Banken AB, Series A	230,385	1,342,062
SSAB Svenskt Stal AB, Series A(a)	42,025	370,357
SSAB Svenskt Stal AB, Series B	17,977	137,922
Svenska Cellulosa AB, Series A	922	13,518
Svenska Cellulosa AB, Series B	131,362	1,946,938
Swedbank AB, Class A	78,393	1,015,502
Tele2 AB, Class B	33,117	644,338
Telefonaktiebolaget LM Ericsson	144,362	1,476,752
Telefonaktiebolaget LM Ericsson, A Shares	334	3,375
TeliaSonera AB	59,380	403,543
		10,171,626
Switzerland — 5.2%
Adecco SA*	32,604	1,365,876
Alpiq Holding AG	161	29,139
Aryzta AG	5,352	258,683
Baloise Holding AG	14,302	980,569
Banque Cantonale Vaudoise	335	162,721
Credit Suisse Group AG*	18,370	431,626
Givaudan SA*	1,372	1,307,293
Holcim Ltd.*	63,904	3,418,690
Lonza Group AG*	5,819	343,825
Novartis AG	14,519	830,051
Novartis AG	13,288	759,678
Sulzer AG	1,644	175,724
Swiss Life Holding AG*	5,342	491,375
Swiss Re Ltd.*	89,565	4,564,544
UBS AG*	123,242	1,466,886
Zurich Financial Services AG*	24,930	5,639,971
		22,226,651
United Kingdom — 21.9%
Associated British Foods PLC	76,049	1,307,412
Aviva PLC	427,825	1,998,552
Barclays PLC	448,147	1,225,259
Barclays PLC, ADR(a)	122,013	1,340,923
BP PLC, ADR	369,933	15,810,936
Carnival PLC	36,295	1,195,194
Carnival PLC, ADR	24,609	812,510
Eurasian Natural Resources Corp. PLC	2,813	27,762
HSBC Holdings PLC	115,142	878,074
HSBC Holdings PLC, ADR(a)	448	17,069
International Power PLC	262,187	1,372,999
Investec PLC	71,730	377,635
J Sainsbury PLC	374,389	1,761,140
John Wood Group PLC	644	6,411
Kazakhmys PLC	42,677	614,391
Kingfisher PLC	803,327	3,127,650
Lloyds Banking Group PLC*	5,337,553	2,147,322
Lloyds Banking Group PLC, ADR*(a)*	19,015	29,854
Mondi PLC	36,769	259,815
Old Mutual PLC	870,234	1,831,246
Pearson PLC	11,184	210,162
Pearson PLC, ADR	75,300	1,420,911
Resolution Ltd.	165,216	645,043
Rexam PLC	232,302	1,272,779
Royal & Sun Alliance Insurance Group PLC	35,357	57,765
Royal Bank of Scotland Group PLC*	1,666,913	522,403
Royal Bank of Scotland Group PLC, ADR(a)*	26,038	165,862
Royal Dutch Shell PLC	37,989	1,447,784
Royal Dutch Shell PLC, A Shares	3,896	143,457
Royal Dutch Shell PLC, ADR	249,011	18,927,326
Vedanta Resources PLC(a)	2,183	34,411
Vodafone Group PLC(a)	58,988	1,653,434
Vodafone Group PLC, ADR	6,835,685	18,991,700
WM Morrison Supermarkets PLC	611,503	3,097,805
Wolseley PLC	32,204	1,066,273
WPP PLC	217,958	2,286,492
Xstrata PLC	395,500	6,006,989
		94,092,750
TOTAL COMMON STOCKS
(Identified Cost $443,543,773)		428,522,833

40

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	2,731	$146,156
TOTAL PREFERRED STOCKS
(Identified Cost $169,209)		146,156

SHORT-TERM INVESTMENTS — 0.0%
United States — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	57	57
		58
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $58)		58

COLLATERAL FOR SECURITIES ON LOAN — 15.0%
Short-Term — 15.0%
State Street Navigator Securities Lending
Prime Portfolio	64,629,732	64,629,732
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $64,629,732)		64,629,732

Total Investments — 114.7%
(Identified Cost $508,342,772)#		493,298,779
Liabilities, Less Cash and Other Assets — (14.7%)		(63,289,387)

Net Assets — 100.0%		$430,009,392

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2011, the market value of the securities on loan was $62,499,430.
*	Non-income producing security
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $508,342,772. Net unrealized depreciation aggregated $15,043,993 of which $48,675,654 related to appreciated investment securities and $63,719,647 related to depreciated investment securities.

Key to abbreviations:
ADR – American Depository Receipt

41

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.2%
Brazil — 9.5%
Banco Santander Brasil SA	6,200	$49,726
Banco Santander Brasil SA, ADR	114,655	933,292
BM&FBOVESPA SA	168,604	885,843
BR Malls Participacoes SA	34,200	332,236
BRF - Brasil Foods SA	9,300	181,587
BRF - Brasil Foods SA, ADR	5,215	101,953
Brookfield Incorporacoes SA	27,100	71,918
Cosan SA Industria e Comercio	15,500	224,367
Fibria Celulose SA, ADR	35,799	278,158
Gafisa SA	31,894	146,712
Gerdau SA	6,900	45,316
Gerdau SA, ADR	98,782	771,487
Hypermarcas SA	15,400	70,178
JBS SA*	94,584	308,308
Magnesita Refratarios SA*	7,500	23,201
Marfrig Alimentos SA	18,499	84,697
MPX Energia SA*	4,200	104,705
Petroleo Brasileiro SA, ADR	60,737	1,509,315
Rossi Residencial SA	14,800	63,477
Usinas Siderurgicas de Minas Gerais SA	25,400	233,540
		6,420,016
Chile — 2.2%
Cencosud SA	6,318	36,364
Cia General de Electricidad	18,040	86,467
Empresas CMPC SA	133,020	488,807
Empresas COPEC SA	28,567	383,001
Enersis SA, ADR	29,100	513,033
		1,507,672
China — 15.7%
Agile Property Holdings Ltd.	85,859	76,942
Angang Steel Co., Ltd., H Shares	78,000	56,341
Bank of China Ltd., H Shares	4,654,902	1,720,131
Bank of Communications Co., Ltd., H Shares	539,400	378,509
Beijing Capital International Airport Co., Ltd., H Shares	132,000	66,284
Beijing Enterprises Holdings Ltd.	36,500	219,942
Chaoda Modern Agriculture Holdings Ltd.	62,354	8,831
China Agri-Industries Holdings Ltd.	77,000	58,494
China Citic Bank Corp. Ltd., H Shares	554,000	313,144
China Coal Energy Co.	243,000	262,192
China Communication Services Corp. Ltd., H Shares	118,000	52,873
China Communications Construction Co., Ltd.	323,000	252,857
China Construction Bank Corp., H Shares	1,505,810	1,050,845
China COSCO Holdings Co., Ltd., H Shares	141,000	69,169
China Dongxiang Group Co.	165,000	28,043
China Everbright Ltd.	72,000	112,543
China Lumena New Materials Corp.	224,000	41,532
China Merchants Holdings International Co., Ltd.	72,693	210,593
China Minsheng Banking Corp. Ltd., H Shares	281,000	243,857
China National Materials Co., Ltd., H Shares	18,000	6,397
China Petroleum & Chemical Corp.	12,822	1,346,951
China Railway Construction Corp. Ltd.	127,000	69,823
China Resources Land Ltd.	154,000	246,667
China Shipping Container Lines Co., Ltd., H Shares*	303,200	69,099
China Shipping Development Co., Ltd., H Shares	105,543	65,908
China Travel International Inv HK	208,000	35,084
China Unicom Hong Kong Ltd.	42,000	88,471
China Unicom Hong Kong Ltd., ADR	38,409	811,582
China Yurun Food Group Ltd.	9,000	11,820
China Zhongwang Holdings Ltd.	73,600	25,113
Citic Pacific Ltd.	126,000	227,126
Citic Resources Holdings Ltd.*	228,000	31,118
COSCO Pacific Ltd.	76,000	88,657
Country Garden Holdings Co.	143,000	53,579
Dalian Port PDA Co., Ltd., H Shares	128,000	31,149
Fosun International	163,500	84,207
Franshion Properties China Ltd.	238,000	45,660
Fushan International Energy Group Ltd.	188,000	63,178
Geely Automobile Holdings Ltd.	200,000	43,777
Glorious Property Holdings Ltd.*	228,000	40,218
Greentown China Holdings Ltd.	34,500	14,970
Guangshen Railway Co., Ltd., ADR	3,500	61,740
Guangzhou Automobile Group Co., Ltd., H Shares	140,870	117,534
Guangzhou R&F Properties Co., Ltd.	66,800	52,896
Harbin Power Equipment Co., Ltd.	54,000	46,932
Hidili Industry International Development Ltd.	60,000	17,768
Hopson Development Holdings Ltd.	68,000	35,460
Hunan Non-Ferrous Metal Corp. Ltd., H Shares*	96,000	28,059
Industrial & Commercial Bank of China	157,795	93,865
Kaisa Group Holdings Ltd.*	13,000	2,243
Kingboard Chemical Holdings Ltd.	40,500	119,676
Kingboard Laminates Holdings Ltd.	50,000	22,854
KWG Property Holding Ltd.	72,000	24,289
Lee & Man Paper Manufacturing Ltd.	76,000	24,464
Maanshan Iron & Steel, H Shares	128,000	41,037
Metallurgical Corp. of China Ltd., H Shares	131,000	30,023
New World China Land Ltd.	148,800	29,888
Nine Dragons Paper Holdings Ltd.	54,000	33,999
Poly Hong Kong Investments Ltd.	150,000	64,893
Semiconductor Manufacturing International Corp.*	994,000	47,994
Semiconductor Manufacturing International Corp., ADR*	7,700	18,095
Shanghai Industrial Holdings Ltd.	55,000	151,192
Shenzhen International Holdings	627,500	40,397
Shenzhen Investment Ltd.	108,000	19,329
Shimao Property Holdings Ltd.	130,500	110,898
Shougang Concord International Enterprises Co., Ltd.	264,000	15,636
Shui On Land Ltd.	230,281	69,974
Sino-Ocean Land Holdings Ltd.	228,434	105,885
Sinofert Holdings Ltd.	120,000	33,837
Sinotrans Ltd., H Shares	106,000	18,971
Sinotrans Shipping Ltd.	74,573	18,147
Sinotruk Hong Kong Ltd.	60,000	33,528
Skyworth Digital Holdings Ltd.	56,000	19,684
Soho China Ltd.	195,500	130,390
TCC International Holdings Ltd.	64,000	21,920
Tian An China Investment	10,000	5,112
Travelsky Technology Ltd., H Shares	118,500	61,641
Weiqiao Textile Co., H Shares	33,000	16,571
Xinjiang Xinxin Mining Industry Co., Ltd., H Shares	66,000	17,846
Yuexiu Property Co., Ltd.	515,800	74,382
		10,602,725
42

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Czech Republic — 0.3%
Telefonica O2 Czech Republic AS	4,507	$87,395
Unipetrol*	14,712	127,338
		214,733
Hungary — 0.2%
Egis Gyogyszergyar Nyrt	1,851	134,549
OTP Bank Nyrt	2,446	32,325
		166,874
India — 7.1%
Aditya Birla Nuvo Ltd.	2,706	37,723
Allahabad Bank Ltd.	1,836	3,959
Ambuja Cements Ltd.	9,569	28,146
Amtek Auto Ltd.	7,584	13,724
Arvind Ltd.*	11,397	14,250
Ashok Leyland Ltd.	66,000	28,523
Aurobindo Pharma Ltd.	5,739	9,207
Bajaj Finserv Ltd.	1,407	11,316
Bajaj Holdings and Investment Ltd.	1,407	18,044
Bank of Baroda	4,881	60,386
Bank of India	7,035	34,973
Bhushan Steel Ltd.	7,490	43,864
Bombay Rayon Fashions Ltd.	1,619	8,231
Cairn India Ltd.*	37,422	221,904
Canara Bank	5,493	37,754
Central Bank Of India	22,808	28,346
Corporation Bank	250	1,643
DLF Ltd.	29,868	103,066
Educomp Solutions Ltd.	5,729	20,713
EID Parry India Ltd.	7,288	26,075
Essar Ports Ltd.*	2,998	2,857
Essar Shipping Ltd.*	1,499	528
Federal Bank Ltd.	9,627	61,455
Gitanjali Gems Ltd.	6,654	37,746
HCL Infosystems Ltd.	6,893	5,049
Hexa Tradex Ltd.*	2,323	1,531
Hindalco Industries Ltd.	86,851	188,568
Housing Development & Infrastructure Ltd.*	8,468	8,547
ICICI Bank Ltd., ADR	32,610	861,882
IDBI Bank Ltd.	16,131	23,602
IFCI Ltd.	14,171	5,804
Indiabulls Financial Services Ltd.	1,875	4,839
Indiabulls Infra and Power Ltd.	3,507	511
Indiabulls Real Estate Ltd.	1,189	1,034
Indiabulls Wholesale Services Ltd.*	2,253	180
Indian Bank	12,173	42,326
Indian Hotels Co., Ltd.	19,676	20,082
Indian Overseas Bank	26,718	36,954
Infrastructure Development Finance Co., Ltd.	42,265	72,504
ING Vysya Bank Ltd.	6,545	35,249
Jaiprakash Associates Ltd.	65,004	64,202
Jammu & Kashmir Bank Ltd.	2,469	30,987
Jaypee Infratech Ltd.	42,410	31,146
Jindal Saw Ltd.	11,615	28,543
JSW Energy Ltd.	54,292	38,645
JSW Steel Ltd.	10,487	99,716
Mphasis Ltd.	2,597	14,637
National Aluminium Co., Ltd.	72,404	69,466
Oriental Bank Of Commerce	7,526	27,848
Patni Computer Systems Ltd., ADR*	3,300	53,691
Piramal Healthcare Ltd.	1,684	11,958
PTC India Ltd.	3,148	2,315
Reliance Capital Ltd.	8,971	39,673
Reliance Communications Ltd.	57,695	76,159
Reliance Industries Ltd.	39,139	510,823
Reliance Industries Ltd., GDR, (b)	21,509	572,139
Reliance Power Ltd.*	39,511	52,602
Rural Electrification Corp. Ltd.	11,303	32,863
Sesa Goa, Ltd.	15,374	47,478
Shipping Corp. of India Ltd.	13,851	12,572
Shree Renuka Sugars Ltd.	48,908	23,162
Sintex Industries Ltd.	22,565	26,812
State Bank of India Ltd.	1,500	45,843
State Bank of India Ltd., GDR	1,400	89,600
Steel Authority of India Ltd.	21,523	32,950
Sterlite Industries India Ltd., ADR	26,322	182,411
Suzlon Energy Ltd.*	48,515	16,536
Syndicate Bank	19,381	25,000
Tata Chemicals Ltd.	6,115	36,157
Tata Communications Ltd.	10,678	42,819
Tata Communications Ltd., ADR	1,300	10,348
Tata Steel Ltd., ADR	23,636	148,768
Tata Tea Ltd.	29,240	49,747
The Great Eastern Shipping Co., Ltd.	5,045	17,908
Union Bank Of India	6,100	19,677
Unitech Ltd.*	81,467	29,454
United Phosphorus Ltd.	11,000	26,358
Videocon Industries Ltd.	6,099	20,259
		4,824,367
Indonesia — 3.0%
AKR Corporindo Tbk PT	127,500	42,535
Aneka Tambang Tbk PT	444,000	79,325
Bakrie and Brothers Tbk PT*	584,500	3,287
Bakrie Telecom Tbk PT*	845,500	24,244
Bank Tabungan Negara Tbk PT	55,500	7,406
Barito Pacific Tbk PT*	253,500	21,527
Bumi Serpong Damai Tbk PT	412,500	44,582
Ciputra Development Tbk PT	57,000	3,394
Gajah Tunggal Tbk PT	191,000	63,193
Holcim Indonesia Tbk PT	174,000	41,737
Indika Energy Tbk PT	92,000	22,068
Matahari Putra Prima Tbk PT	17,500	1,776
Media Nusantara Citra Tbk PT	176,000	25,427
PT Bank Danamon Indonesia Tbk	245,773	111,130
PT Bank Mandiri Tbk	237,500	176,799
PT Bank Negara Indonesia Persero Tbk	671,866	281,565
PT Bank Pan Indonesia Tbk*	1,140,000	98,064
PT Bumi Resources Tbk	725,500	174,024
PT Global Mediacom Tbk	533,500	58,248
PT Gudang Garam Tbk	14,500	99,225
PT Indah Kiat Pulp and Paper Corp., Tbk*	249,000	33,777
PT Indofood Sukses Makmur Tbk	536,500	272,170
PT International Nickel Indonesia Tbk	349,000	123,165
PT Lippo Karawaci Tbk	1,964,375	142,982
PT Medco Energi Internasional Tbk	276,000	73,813
Timah Tbk PT	130,000	23,943
		2,049,406
Korea — 14.4%
BS Financial Group, Inc.*	8,140	78,079
CJ Corp.*	1,214	81,144
Daelim Industrial Co., Ltd.	1,996	155,591
Daewoo Engineering & Construction Co., Ltd.*	4,710	42,930
DGB Financial Group, Inc.*	5,580	62,484
Dongkuk Steel Mill Co., Ltd.	2,380	42,352
GS Engineering & Construction Corp.	477	38,135

43

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
GS Holdings Corp.	3,350	$147,435
Hana Financial Group, Inc.	13,580	419,070
Hanjin Heavy Industries & Construction Co., Ltd.*	2,605	41,947
Hanjin Shipping Co., Ltd.	4,381	43,163
Hanwha Chem Corp.	6,220	132,823
Hanwha Corp.	2,710	77,983
Hyosung Corp.	1,982	92,218
Hyundai Development Co.	4,300	62,708
Hyundai Motor Co.	5,327	984,940
Hyundai Securities Co.	8,977	67,172
Hyundai Steel Co.	3,820	317,339
Industrial Bank of Korea	12,480	135,417
KB Financial Group, Inc., ADR*	23,644	741,003
KCC Corp.	487	120,693
Kolon Industries, Inc.	541	29,727
Korea Exchange Bank	20,440	130,411
Korea Express Co., Ltd.*	282	18,359
Korea Investment Holdings Co., Ltd.	3,470	109,492
Korea Life Insurance Co., Ltd.	9,130	58,648
LG Corp.	5,555	296,074
LG Display Co., Ltd., ADR*	30,316	319,227
LG Electronics, Inc.	7,392	477,400
LG Innotek Co., Ltd.	565	33,253
LG Uplus Corp.	20,310	130,464
Lotte Chilsung Beverage Co., Ltd.	40	50,868
Lotte Confectionery Co., Ltd.	54	80,016
Lotte Shopping Co., Ltd.	826	243,426
Mirae Asset Securities Co., Ltd.	1,180	32,317
Nong Shim Co., Ltd.	200	40,365
Pacific Corp.	369	81,680
Poongsan Corp.	630	14,328
POSCO, ADR	17,644	1,448,572
Samsung C&T Corp.	5,831	344,697
Samsung SDI Co., Ltd.	2,604	301,766
Shinhan Financial Group Co., Ltd.	4,080	140,781
Shinhan Financial Group Co., Ltd., ADR*	12,205	832,503
SK Holdings Co., Ltd.	2,008	210,910
SK Networks Co., Ltd.	6,830	59,881
STX Offshore & Shipbuilding Co., Ltd.	4,700	45,694
STX Pan Ocean Co., Ltd.	9,240	48,767
Taekwang Industrial Co., Ltd.	18	19,375
Tong Yang Securities, Inc.	1,000	3,780
Woori Finance Holdings Co., Ltd.	11,330	92,745
Woori Finance Holdings Co., Ltd., ADR*	3,675	89,743
Woori Investment & Securities Co., Ltd.	7,170	65,974
		9,735,869
Malaysia — 3.9%
Affin Holdings Berhad	96,900	94,149
Alliance Financial Group Berhad	97,000	120,867
AMMB Holdings Berhad	201,687	378,561
Batu Kawan Berhad	18,800	103,548
Berjaya Corp. Berhad	244,700	73,719
Berjaya Land Berhad	215,200	64,492
Boustead Holdings Berhad	41,440	75,559
DRB-Hicom Berhad	44,100	28,380
Eastern & Oriental Bhd	46,300	20,448
Gamuda Berhad	50,000	53,470
Genting Malaysia Bhd	21,500	25,976
HAP Seng Consolidated Berhad	21,600	10,834
Hong Leong Financial Group Berhad	26,900	98,944
IGB Corp. Berhad	99,283	77,046
IJM Corp. Berhad	138,180	246,283
KLCC Property Holdings Berhad	72,000	71,546
KNM Group Bhd	81,900	25,578
Kulim Malaysia Berhad	30,000	39,937
Malaysian Airline System Bhd*	49,400	20,259
MISC Berhad	40,220	69,402
MMC Corp. Berhad	109,900	96,032
Oriental Holdings Berhad	36,360	61,479
OSK Holdings Berhad	81,500	45,763
Pharmaniaga Bhd*	720	1,174
Pos Malaysia Berhad	38,700	31,619
PPB Group Berhad	55,300	299,353
Proton Holdings Berhad	27,000	41,054
RHB Capital Berhad	48,711	114,940
Shell Refining Co., Federation of Malaya Berhad	8,600	24,905
TA Enterprise Berhad	92,600	17,381
TA Global Berhad	55,560	5,083
Time dotCom Bhd*	75,100	17,176
Tradewinds Malaysia Bhd	5,500	17,420
Wah Seong Corp. Bhd	3,500	2,285
WCT Bhd	21,600	16,217
YTL Corp. Berhad	282,540	131,911
		2,622,790
Mexico — 6.3%
Alfa SAB de CV-Class A	31,400	342,224
Cemex SAB de CV, ADR*	65,742	354,349
Coca-Cola Femsa SAB de CV, ADR	3,000	285,630
Corp. GEO SAB de CV-Series B*	34,571	42,685
Desarrolladora Homex SAB de CV*	9,000	25,153
Embotelladoras Arca SAB de CV	73,232	312,246
Empresas ICA SAB de CV, ADR*	8,400	40,152
Fomento Economico Mexicano SAB de CV, ADR	20,700	1,442,997
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,200	175,552
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	106,286
Grupo Carso SAB de CV-Ser A	47,917	116,027
Grupo Comercial Chedraui SA de CV	9,500	23,963
Grupo Financiero Banorte SAB de CV	103,000	311,848
Grupo Financiero Inbursa SA	74,100	136,362
Industrias CH SAB de CV- Ser B*	22,900	77,128
Inmuebles Carso SAB de CV*	47,917	36,020
Minera Frisco SAB de CV*	37,219	134,423
Organizacion Soriana SAB de CV- Class B*	94,800	229,278
Urbi Desarrollos Urbanos SAB DE CV*	36,800	41,877
		4,234,200
Philippines — 0.7%
Megaworld Corp.	2,020,000	78,304
Metropolitan Bank & Trust	80,019	123,983
San Miguel Corp.	86,300	229,845
Universal Robina Corp.	39,700	43,452
		475,584
Poland — 1.5%
Asseco Poland SA	5,875	82,572
Enea SA	7,208	37,598
Grupa Lotos SA*	10,150	68,533
Kredyt Bank SA	9,268	26,320
Netia SA*	10,000	15,359
Orbis SA*	677	7,436
PGE SA	54,527	327,086
Polimex Mostostal SA	38,014	18,287
Polski Koncern Naftowy Orlen*	36,737	360,897

44

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Poland (Continued)
Tauron Polska Energia SA	29,050	$45,038
		989,126
Russia — 5.3%
Gazprom OAO, ADR	237,661	2,534,982
Lukoil OAO, ADR	14,376	761,209
Magnitogorsk Iron & Steel Works, GDR	5,076	24,705
RusHydro, ADR	7,478	22,808
Surgutneftegaz, ADR	33,618	263,229
		3,606,933
South Africa — 8.6%
ABSA Group Ltd.	13,962	243,869
Aeci Ltd.	6,832	69,940
African Rainbow Minerals Ltd.	5,732	121,420
ArcelorMittal South Africa Ltd.	16,923	143,769
Aveng Ltd.	21,904	89,542
Barloworld Ltd.	23,324	217,073
Caxton and CTP Publishers and Printers Ltd.	18,814	34,959
Daewoo Securities Co., Ltd.	3,497	31,570
DataTec Ltd.	6,000	30,399
Gold Fields Ltd., ADR	50,300	767,075
Grindrod Ltd.	15,332	26,590
Harmony Gold Mining Co., Ltd., ADR	30,300	352,692
Imperial Holdings Ltd.	9,604	146,929
Investec Ltd.	25,999	141,935
JD Group Ltd.	12,010	72,156
Liberty Holdings Ltd.	8,197	80,705
Medi-Clinic Corp. Ltd.	19,471	81,043
Mmi Holdings Ltd.	9,420	19,954
Mondi, Ltd.	8,490	60,263
Mpact, Ltd.*	10,541	19,574
Murray & Roberts Holdings Ltd.*	1,532	4,868
Nedbank Group Ltd.	20,163	362,170
Northam Platinum Ltd.	15,969	59,346
Sanlam Ltd.	214,984	768,318
Sappi Ltd., ADR*	44,820	128,185
Sasol Ltd., ADR	9,800	464,520
Standard Bank Group Ltd.	65,317	799,011
Steinhoff International Holdings Ltd.*	137,280	390,793
Telkom SA Ltd.	21,021	75,647
Tongaat Hulett Ltd.	439	5,493
		5,809,808
Taiwan — 12.6%
Ability Enterprise Co., Ltd.	6,000	5,152
Acer, Inc.	211,000	244,595
Advanced Semiconductor Engineering, Inc.	13,388	11,452
Alpha Networks, Inc.	28,000	19,974
Altek Corp.	15,151	12,059
AmTRAN Technology Co., Ltd.	42,360	22,104
Asia Cement Corp.	128,795	144,623
Asia Optical Co., Inc.*	16,000	12,550
Asustek Computer, Inc.	22,950	163,338
AU Optronics Corp., ADR	68,934	297,795
BES Engineering Corp.	111,000	29,107
Capital Securities Corp.	156,661	54,067
Cathay Real Estate Development Co., Ltd.	100,000	34,182
Chang Hwa Commercial Bank	429,460	233,317
Cheng Loong Corp.	41,000	14,489
Cheng Uei Precision Industry Co., Ltd.	18,360	35,897
Chimei Innolux Corp.*	378,856	152,648
China Airlines Ltd.	103,000	44,902
China Development Financial Holding Corp.	878,468	248,637
China Manmade Fibers Corp.*	89,000	26,395
China Motor Corp.	39,195	35,598
China Petrochemical Development Corp.	7,952	7,078
China Synthetic Rubber Corp.	56,203	52,901
Chinatrust Financial Holding Co., Ltd.	622,951	388,843
Chung Hung Steel Corp.	48,000	13,950
CMC Magnetics Corp.*	165,000	27,247
Compal Electronics, Inc.	297,000	296,225
Compeq Manufacturing Co., Ltd.*	100,000	30,747
D-Link Corp.	41,000	27,691
E.Sun Financial Holding Co., Ltd.	322,650	139,060
Elitegroup Computer Systems Co., Ltd.*	39,610	8,307
Epistar Corp.	20,000	42,472
Evergreen International Storage & Transport Corp.	17,000	7,944
Evergreen Marine Corp. Taiwan Ltd.	105,599	53,359
Everlight Electronics Co., Ltd.	30,000	52,214
Far Eastern International Bank	69,205	25,713
First Financial Holding Co., Ltd.	427,074	250,357
Formosa Taffeta Co., Ltd.	67,000	62,068
Formosan Rubber Group, Inc.	23,000	13,711
Fubon Financial Holding Co., Ltd.	9,611	10,173
Getac Technology Corp.	45,000	21,029
Gigabyte Technology Co., Ltd.	27,000	18,904
Gintech Energy Corp.	1,049	1,131
Goldsun Development & Construction Co., Ltd.	66,953	23,107
Grand Pacific Petrochemical	99,000	42,505
Greatek Electronics, Inc.	41,000	32,498
HannStar Display Corp.*	309,000	16,022
Hey Song Corp.	26,000	21,639
Hua Nan Financial Holdings Co., Ltd.	319,482	172,513
Inotera Memories, Inc.*	104,000	17,174
Inventec Co., Ltd.	205,104	75,189
King Yuan Electronics Co., Ltd.	110,100	36,725
King's Town Bank*	46,000	25,902
Kinpo Electronics	122,000	25,384
Lien Hwa Industrial Corp.	62,829	36,416
LITE-ON IT Corp.	19,094	15,702
Lite-On Technology Corp.	171,780	193,457
Macronix International	343,017	137,075
Masterlink Securities Corp.	55,000	16,984
Mega Financial Holding Co., Ltd.	777,240	518,519
Micro-Star International Co., Ltd.	76,374	32,538
Mitac International	63,439	19,359
Nan Ya Printed Circuit Board Corp.	6,200	12,593
Neo Solar Power Corp.	17,000	10,696
Nien Hsing Textile Co., Ltd.	16,625	11,009
Pan-International Industrial	17,039	13,168
Pegatron Corp.	142,249	154,797
POU Chen Corp.	157,133	128,959
President Securities Corp.	56,945	26,894
Qisda Corp.	224,400	46,245
Radium Life Tech Co., Ltd.	26,502	18,468
Realtek Semiconductor Corp.	11,000	16,112
Ritek Corp.*	140,399	21,190
Sanyang Industry Co., Ltd.	55,573	30,192
Shihlin Electric & Engineering Corp.	17,000	17,966
Shin Kong Financial Holding Co., Ltd.*	364,849	103,385
Shinkong Synthetic Fibers Corp.	97,151	25,797
Silicon Integrated Systems Corp.	27,456	11,108
Siliconware Precision Industries Co., ADR	10,775	46,979
Sincere Navigation Corp.	27,000	22,649

45

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
SinoPac Financial Holdings Co., Ltd.	462,049	$140,695
Sunplus Technology Co., Ltd.	20,999	6,914
TA Chen Stainless Pipe*	72,000	35,312
Ta Chong Bank Co., Ltd.*	136,800	31,897
Taichung Commercial Bank*	140,055	40,334
Tainan Spinning Co., Ltd.	58,833	19,819
Taishin Financial Holding Co., Ltd.	359,059	124,513
Taiwan Business Bank*	212,681	65,534
Taiwan Cement Corp.	245,772	284,092
Taiwan Cooperative Financial Holding*	337,562	202,901
Taiwan Glass Industrial Corp.	81,497	83,976
Tatung Co., Ltd.*	144,784	36,388
Teco Electric and Machinery Co., Ltd.	247,000	145,611
Ton Yi Industrial Corp.	61,950	28,644
Tong Yang Industry Co., Ltd.	37,450	40,197
Tung Ho Steel Enterprise Corp.	43,000	37,775
U-Ming Marine Transport Corp.	20,000	29,625
Unimicron Technology Corp.	97,000	114,046
Union Bank Of Taiwan*	22,000	7,193
United Microelectronics Corp.	1,215,513	509,826
UPC Technology Corp.	19,000	9,726
Walsin Lihwa Corp.	302,000	86,973
Walsin Technology Corp.	58,163	15,502
Wan Hai Lines Ltd.	76,650	37,086
Waterland Financial Holdings	176,304	58,809
Winbond Electronics Corp.*	311,000	43,139
Wintek Corp.	103,099	73,207
Wistron Corp.	77,000	97,525
Yageo Corp.	227,000	58,776
Yang Ming Marine Transport Corp.	117,365	46,901
Yieh Phui Enterprise	133,543	43,928
Young Fast Optoelectronics Co., Ltd.	5,000	10,271
Yuanta Financial Holding Co., Ltd.*	346,503	176,805
Yuen Foong Yu Paper Manufacturing Co., Ltd.	150,385	60,096
Yulon Motor Co., Ltd.	91,272	156,747
		8,531,703
Thailand — 2.4%
Bangkok Bank PCL, ADR	99,000	481,664
Bangkok Expressway PCL	63,900	36,861
Bank of Ayudhya PCL	124,600	87,674
Delta Electronics Thai PCL	22,000	15,132
Esso Thailand PCL	97,600	33,410
IRPC PCL	901,900	116,632
Kiatnakin Bank PCL	33,300	33,775
Krung Thai Bank PCL	358,700	169,402
Precious Shipping PCL	58,400	29,987
PTT Global Chemical PCL*	86,228	166,717
Sri Trang Agro-Industry PCL	9,100	5,076
Thai Airways International PCL	41,400	26,244
Thai Oil PCL	57,600	106,802
Thai Plastic & Chemical PCL	75,800	70,875
Thanachart Capital PCL	81,200	68,846
Total Access Communication PCL	45,100	99,349
TPI Polene PCL	113,900	54,513
		1,602,959
Turkey — 1.5%
Aksigorta AS*	14,835	12,769
Arcelik AS	20,351	65,768
Asya Katilim Bankasi AS*	9,747	8,184
Aygaz AS	4,982	23,256
Eregli Demir ve Celik Fabrikalari TAS	84,977	147,181
KOC Holding AS	61,514	184,501
Petkim Petrokimya Holding AS*	15,985	16,629
Sekerbank TAS	45,363	21,559
Tekfen Holding AS	23,735	66,928
Trakya Cam Sanayi AS	16,808	21,656
Turk Hava Yollari*	30,509	34,154
Turk Sise ve Cam Fabrikalari AS	53,209	80,077
Turkiye Is Bankasi	123,665	216,148
Turkiye Sinai Kalkinma Bankasi AS	28,595	27,632
Turkiye Vakiflar Bankasi TAO	49,100	63,522
		989,964
TOTAL COMMON STOCKS
(Identified Cost $70,671,035)		64,384,729

PREFERRED STOCKS — 4.6%
Brazil — 4.6%
Braskem SA, ADR	10,100	142,410
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	396	14,426
Gerdau SA	8,800	68,409
Klabin SA, PF	69,121	296,458
Petroleo Brasileiro SA	18,594	214,226
Petroleo Brasileiro SA, ADR	77,403	1,818,197
Suzano Papel e Celulose SA	24,800	89,614
Telemar Norte Leste SA, PR A	4,700	112,835
Usinas Siderurgicas de Minas Gerais SA, PF A	65,050	353,978
		3,110,553
TOTAL PREFERRED STOCKS
(Identified Cost $4,173,256)		3,110,553

SHORT-TERM INVESTMENTS — 0.0%
United States — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	20	20
		21
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21)		21

Total Investments — 99.8%
(Identified Cost $74,844,312)#		67,495,303
Cash and Other Assets, Less Liabilities — 0.2%		150,749
Net Assets — 100.0%		$67,646,052

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2011 the aggregate cost of investment securities for U.S federal income tax purposes was $74,844,312. Net unrealized depreciation aggregated $7,349,009 of which $7,306,109 related to appreciated investment securities and $14,655,118 related to depreciated investment securities.
(b)	144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Key to abbreviations:
ADR– American Depository Receipt
GDR– Global Depository Receipt

46

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Acadia Realty Trust	9,122	$183,717
Agree Realty Corp.	1,800	43,884
Alexander's, Inc.	977	361,519
Alexandria Real Estate Equities, Inc.	13,826	953,579
American Campus Communities, Inc.	15,413	646,729
Apartment Investment & Management Co.	27,129	621,525
Ashford Hospitality Trust, Inc.	11,583	92,664
Associated Estates Realty Corp.	8,960	142,912
AvalonBay Communities, Inc.	20,910	2,730,846
BioMed Realty Trust, Inc.	29,836	539,435
Boston Properties, Inc.	32,833	3,270,167
Brandywine Realty Trust	30,194	286,843
BRE Properties, Inc.	16,502	833,021
Camden Property Trust	15,652	974,180
CapLease, Inc.	6,049	24,438
CBL & Associates Properties, Inc.	31,622	496,465
Cedar Shopping Centers, Inc.	13,325	57,431
Cogdell Spencer, Inc.	10,904	46,342
Colonial Properties Trust	18,453	384,930
CommonWealth REIT	18,134	301,750
Corporate Office Properties Trust	15,973	339,586
Cousins Properties, Inc.	21,935	140,603
CubeSmart	25,900	275,576
DCT Industrial Trust, Inc.	55,187	282,557
DDR Corp.	50,375	613,064
DiamondRock Hospitality Co.	38,052	366,821
Digital Realty Trust, Inc.	22,213	1,480,941
Douglas Emmett, Inc.	27,318	498,280
Duke Realty Corp.	56,420	679,861
DuPont Fabros Technology, Inc.	13,674	331,184
EastGroup Properties, Inc.	5,858	254,706
Education Realty Trust, Inc.	20,475	209,459
Entertainment Properties Trust	10,577	462,321
Equity Lifestyle Properties, Inc.	8,639	576,135
Equity One, Inc.	19,203	326,067
Equity Residential	65,949	3,761,071
Essex Property Trust, Inc.	7,481	1,051,155
Excel Trust, Inc.	5,342	64,104
Extra Space Storage, Inc.	19,308	467,833
Federal Realty Investment Trust	14,251	1,293,278
FelCor Lodging Trust, Inc.*	24,513	74,765
First Industrial Realty Trust, Inc.*	17,300	176,979
First Potomac Realty Trust	11,300	147,465
Franklin Street Properties Corp.	16,295	162,135
General Growth Properties, Inc.	95,222	1,430,234
Getty Realty Corp.	5,900	82,305
Gladstone Commercial Corp.	756	13,268
Glimcher Realty Trust	23,919	220,055
Government Properties Income Trust	8,387	189,127
HCP, Inc.	90,859	3,764,288
Health Care REIT, Inc.	39,968	2,179,455
Healthcare Realty Trust, Inc.	16,679	310,063
Hersha Hospitality Trust	34,973	170,668
Highwoods Properties, Inc.	16,361	485,431
Home Properties, Inc.	10,723	617,323
Hospitality Properties Trust	28,024	643,992
Host Hotels & Resorts, Inc.	157,171	2,321,416
Inland Real Estate Corp.	17,929	136,440
Investors Real Estate Trust	9,316	67,960
Kilroy Realty Corp.	13,003	495,024
Kimco Realty Corp.	91,026	1,478,262
Kite Realty Group Trust	12,812	57,782
LaSalle Hotel Properties	18,751	453,962
Lexington Realty Trust	31,614	236,789
Liberty Property Trust	25,879	799,144
LTC Properties, Inc.	5,345	164,947
Mack-Cali Realty Corp.*	19,600	523,124
Medical Properties Trust, Inc.	25,741	254,064
MHI Hospitality Corp.	100	238
Mid-America Apartment Communities, Inc.	8,069	504,716
Mission West Properties, Inc.	4,004	36,116
Monmouth Real Estate Investment Corp., Class A	6,321	57,837
MPG Office Trust, Inc.*	10,100	20,099
National Health Investors, Inc.	3,033	133,391
National Retail Properties, Inc.	21,200	559,256
Omega Healthcare Investors, Inc.	22,305	431,602
One Liberty Properties, Inc.	1,927	31,796
Parkway Properties, Inc.	5,400	53,244
Pennsylvania Real Estate Investment Trust	11,406	119,079
Piedmont Office Realty Trust, Inc., Class A	38,406	654,438
Post Properties, Inc.	11,085	484,636
Prologis, Inc.	101,860	2,912,177
PS Business Parks, Inc.	4,782	265,066
Public Storage	32,353	4,350,184
Ramco-Gershenson Properties Trust	7,438	73,116
Realty Income Corp.	29,614	1,035,305
Regency Centers Corp.	19,804	745,026
Retail Opportunity Investments Corp.	4,927	58,336
Sabra Healthcare REIT, Inc.	7,019	84,860
Saul Centers, Inc.	3,633	128,681
Senior Housing Properties Trust	35,824	803,891
Simon Property Group, Inc.	65,329	8,423,521
SL Green Realty Corp.	19,652	1,309,609
Sovran Self Storage, Inc.	6,100	260,287
Strategic Hotels & Resorts, Inc.*	35,891	192,735
Sun Communities, Inc.	4,300	157,079
Sunstone Hotel Investors, Inc.*	25,978	211,721
Supertel Hospitality, Inc.*	2,197	1,406
Tanger Factory Outlet Centers	19,324	566,580
Taubman Centers, Inc.	12,538	778,610
The Macerich Co.	29,378	1,486,527
UDR, Inc.	48,055	1,206,180
UMH Properties, Inc.	1,815	16,898
Universal Health Realty Income Trust	2,400	93,600
Urstadt Biddle Properties, Inc.	1,000	16,840
Urstadt Biddle Properties, Inc., Class A	4,000	72,320
Ventas, Inc.	61,009	3,363,426
Vornado Realty Trust	37,308	2,867,493
Washington Real Estate Investment Trust	14,850	406,148
Weingarten Realty Investors	25,900	565,138
Whitestone REIT, Class B	200	2,380
Winthrop Realty Trust	6,334	64,417
		79,729,451
TOTAL COMMON STOCKS
(Identified Cost $65,885,768)		79,729,451

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	152,019	152,019
		152,020
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $152,020)		152,020

47

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

Total Investments — 99.6%
(Identified Cost $66,037,788)#	79,881,471
Cash and Other Assets, Less Liabilities — 0.4%	356,862
Net Assets — 100.0%	$80,238,333

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $66,037,788. Net unrealized appreciation aggregated $12,677,358 of which $16,234,009 related to appreciated investment securities and $3,556,651 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

48

DFA INVESTMENT DIMENSIONS GROUP INC.
THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
P.L.C.	Public Limited Company
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes
†	See Note B to Financial Statements included elsewhere in the Semi-Annual Report.
††	Securities have generally been fair valued. See Note B to Financial Statements included elsewhere in the Semi-Annual Report.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
—	Amounts designated as — are either zero or rounded to zero.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (90.2%)
Consumer Discretionary — (20.6%)
#	Accordia Golf Co., Ltd.	4,489	$3,248,574
	Aeon Fantasy Co., Ltd.	57,832	937,572
	Ahresty Corp.	24,200	115,026
#	Aichi Machine Industry Co., Ltd.	294,000	1,039,401
#	Aigan Co., Ltd.	96,200	450,659
	Aisan Industry Co., Ltd.	132,800	1,029,317
#	Akebono Brake Industry Co., Ltd.	326,700	1,402,001
	Alpen Co., Ltd.	70,600	1,240,776
	Alpha Corp.	30,200	343,838
	Alpine Electronics, Inc.	206,300	2,210,597
	Amiyaki Tei Co., Ltd.	235	559,548
	Amuse, Inc.	29,999	381,235
#*	Anrakutei Co., Ltd.	50,000	259,796
	AOI Advertising Promotion, Inc.	39,000	204,962
	AOKI Holdings, Inc.	97,100	1,582,559
	Aoyama Trading Co., Ltd.	250,500	4,685,577
	Arc Land Sakamoto Co., Ltd.	33,300	620,763
	Arnest One Corp.	183,900	1,878,631
	Asahi Co., Ltd.	38,800	829,651
#*	ASAHI TEC Corp.	1,772,000	738,089
#	Asatsu-DK, Inc.	120,400	3,155,320
*	Ashimori Industry Co., Ltd.	319,000	433,672
#	ASKUL Corp.	78,100	1,108,595
	Asti Corp.	46,000	124,613
#*	Atom Corp.	170,700	640,518
	Atsugi Co., Ltd.	750,000	894,978
	Autobacs Seven Co., Ltd.	97,200	4,444,813
	Avex Group Holdings, Inc.	152,900	1,952,921
	Belluna Co., Ltd.	6,950	51,344
*	Best Denki Co., Ltd.	304,500	738,411
#	Bic Camera, Inc.	2,531	1,408,059
	Bookoff Corp.	34,000	300,520
	Calsonic Kansei Corp.	617,000	3,506,189
	Can Do Co., Ltd.	297	320,760
*	Carchs Holdings Co., Ltd.	707,200	247,340
	Central Sports Co., Ltd.	2,400	31,079
	Chiyoda Co., Ltd.	120,900	2,142,787
	Chofu Seisakusho Co., Ltd.	88,800	2,246,112
	Chori Co., Ltd.	658,000	735,131
	Chuo Spring Co., Ltd.	202,000	713,882
#*	Clarion Co., Ltd.	496,000	882,124
	Cleanup Corp.	131,900	822,723
#	Colowide Co., Ltd.	213,950	1,492,549
	Corona Corp.	76,200	1,197,731
	Cross Plus, Inc.	22,000	231,768
	Daido Metal Co., Ltd.	144,000	1,585,623
	Daidoh, Ltd.	113,600	1,021,000
#*	Daiei, Inc. (The)	391,500	1,410,290
	Daikoku Denki Co., Ltd.	36,900	349,161
	Daimaruenawin Co., Ltd.	400	2,714
	Dainichi Co., Ltd.	54,900	505,729
	Daisyo Corp.	54,300	697,615
#	DCM Holdings Co., Ltd.	356,300	2,802,371
	Descente, Ltd.	231,000	1,215,437
#	Doshisha Co., Ltd.	54,800	1,580,376
	Doutor Nichires Holdings Co., Ltd.	140,986	1,852,167
	Dynic Corp.	127,000	225,424
	Eagle Industry Co., Ltd.	108,000	849,781

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
#	Edion Corp.	307,200	$2,495,481
	Exedy Corp.	120,600	3,462,476
	F&A Aqua Holdings, Inc.	60,638	605,213
	FCC Co., Ltd.	136,900	2,776,458
	Fine Sinter Co., Ltd.	49,000	147,193
	Foster Electric Co., Ltd.	86,500	1,233,423
	France Bed Holdings Co., Ltd.	750,000	1,284,029
#	F-Tech, Inc.	20,300	227,896
#	Fuji Co., Ltd.	97,000	2,270,196
	Fuji Corp, Ltd.	102,300	487,796
#*	Fuji Kiko Co., Ltd.	148,000	403,313
	Fuji Kyuko Co., Ltd.	311,000	1,835,398
	Fuji Oozx, Inc.	6,000	25,714
	Fujibo Holdings, Inc.	271,000	550,556
	Fujikura Rubber, Ltd.	72,900	274,254
#	Fujita Kanko, Inc.	394,100	1,299,646
#	Fujitsu General, Ltd.	285,000	1,625,637
*	FuKoKu Co., Ltd.	500	4,395
#	Funai Electric Co., Ltd.	84,200	2,013,324
#	Furukawa Battery Co., Ltd.	71,000	311,205
	Futaba Industrial Co., Ltd.	186,000	1,043,990
	G-7 Holdings, Inc.	29,200	139,664
*	Gajoen Kanko Co.	37,000	—
	Gakken Holdings Co., Ltd.	322,000	586,176
#*	Genki Sushi Co., Ltd.	19,400	240,532
#	Geo Holdings Corp.	1,394	1,442,762
	GLOBERIDE, Inc.	463,000	535,969
	Goldwin, Inc.	175,000	711,823
#*	Gourmet Kineya Co., Ltd.	87,000	473,298
*	GSI Creos Corp.	194,000	254,080
	Gulliver International Co., Ltd.	24,330	996,481
	Gunze, Ltd.	758,000	2,210,672
#	H2O Retailing Corp.	387,000	2,943,455
	Hagihara Industries, Inc.	2,700	42,245
	Hakuyosha Co., Ltd.	88,000	238,684
#	Happinet Corp.	72,200	660,066
*	Hard Off Corp Co., Ltd.	7,200	48,609
	Haruyama Trading Co., Ltd.	47,900	238,919
*	Haseko Corp.	5,986,000	3,960,106
	Heiwa Corp.	154,600	2,668,523
	Hiday Hidaka Corp.	23,200	381,105
	Hikari Tsushin, Inc.	95,800	2,379,826
	Himaraya Co., Ltd.	35,900	243,236
	HIS Co., Ltd.	101,800	2,901,179
#	Honeys Co., Ltd.	49,990	732,980
	Horipro, Inc.	41,800	567,226
	I Metal Technology Co., Ltd.	142,000	252,202
#	Ichibanya Co., Ltd.	21,800	637,136
	Ichikawa Co., Ltd.	63,000	121,027
#	Ichikoh Industries, Ltd.	285,000	464,908
#	Ikyu Corp.	534	228,923
#	Imasen Electric Industrial Co., Ltd.	56,000	624,743
	Imperial Hotel, Ltd.	10,950	257,577
#*	Impress Holdings, Inc.	110,400	145,986
	Intage, Inc.	15,100	275,338
	Ishizuka Glass Co., Ltd.	109,000	200,976
*	Izuhakone Railway Co., Ltd.	300	21,047
	Izumi Co., Ltd.	102,500	1,693,880
*	Izutsuya Co., Ltd.	350,000	190,567
*	Janome Sewing Machine Co., Ltd.	402,000	275,891
	Japan Vilene Co., Ltd.	139,000	589,766

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Japan Wool Textile Co., Ltd. (The)	310,000	$2,305,079
*	Jeans Mate Corp.	30,308	70,923
	Jidosha Buhin Kogyo Co., Ltd.	79,000	417,466
#*	Joban Kosan Co., Ltd.	240,000	251,142
#	Joshin Denki Co., Ltd.	205,000	2,252,744
	Juntendo Co., Ltd.	31,000	44,467
#*	JVC Kenwood Holdings, Inc.	481,530	1,657,097
	Kabuki-Za Co., Ltd.	39,000	1,835,273
#	Kadokawa Holdings, Inc.	88,600	3,069,056
#	Kanto Auto Works, Ltd.	168,000	1,396,806
	Kappa Create Co., Ltd.	53,100	1,256,125
	Kasai Kogyo Co., Ltd.	118,000	593,419
#	Kawai Musical Instruments Manufacturing Co., Ltd.	297,000	550,747
	Keihin Corp.	175,800	2,905,273
#	Keiyo Co., Ltd.	173,500	1,074,440
#	Kentucky Fried Chicken Japan, Ltd.	78,000	2,046,702
	Kimoto Co., Ltd.	55,100	347,195
#*	Kinki Nippon Tourist Co., Ltd.	224,000	238,481
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	1,738,098
#	Kisoji Co., Ltd.	85,300	1,588,831
	Kohnan Shoji Co., Ltd.	101,800	1,666,676
#	Kojima Co., Ltd.	145,700	950,454
	Komatsu Seiren Co., Ltd.	145,000	692,792
	Komeri Co., Ltd.	121,500	3,735,557
	Konaka Co., Ltd.	116,660	828,487
	Kourakuen Corp.	19,400	298,835
	KU Holdings Co., Ltd.	68,200	336,314
#	Kura Corp.	54,800	720,390
	Kurabo Industries, Ltd.	1,067,000	2,022,251
	Kuraudia Co., Ltd.	5,700	77,456
	Kuroganeya Co., Ltd.	14,000	54,632
#	KYB Co., Ltd.	633,000	2,981,137
	Kyoritsu Maintenance Co., Ltd.	46,160	853,508
	Kyoto Kimono Yuzen Co., Ltd.	55,700	645,105
#*	Laox Co., Ltd.	423,000	159,090
	LEC, Inc.	13,200	195,440
#*	Look, Inc.	159,000	425,158
	Mamiya-Op Co., Ltd.	285,000	376,575
	Marche Corp.	23,000	208,963
	Mars Engineering Corp.	43,600	743,862
#*	Maruei Department Store Co., Ltd.	142,000	162,018
#*	Maruzen CHI Holdings Co., Ltd.	11,800	30,248
#	Maruzen Co., Ltd.	46,000	312,822
#*	Matsuya Co., Ltd.	158,400	896,501
	Matsuya Foods Co., Ltd.	46,900	969,656
#	Megane TOP Co., Ltd.	79,700	916,103
	Meiko Network Japan Co., Ltd.	26,300	236,250
	Meiwa Estate Co., Ltd.	12,300	56,759
*	Meiwa Industry Co., Ltd.	29,000	50,072
	Mikuni Corp.	108,000	201,050
*	Misawa Homes Co., Ltd.	109,100	877,809
	Mitsuba Corp.	152,690	1,190,266
	Mitsui Home Co., Ltd.	155,000	791,525
	Mizuno Corp.	435,000	2,238,187
	MOS Food Services, Inc.	115,300	2,296,119
	Mr Max Corp.	119,000	502,066
	Murakami Corp.	5,000	51,520
	Musashi Seimitsu Industry Co., Ltd.	85,200	1,832,151
*	Naigai Co., Ltd.	2,643,000	1,610,325
*	Nexyz Corp.	1,920	46,558
	Nice Holdings, Inc.	451,000	944,342

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Nidec Copal Corp.	88,700	$981,859
#	Nidec Tosok Corp.	109,300	1,295,218
	Nifco, Inc.	193,300	5,372,196
	Nihon Eslead Corp.	2,400	20,689
	Nihon Tokushu Toryo Co., Ltd.	56,000	216,980
	Nikkato Corp.	700	4,301
#*	Nippon Columbia Co., Ltd.	609,000	221,367
	Nippon Felt Co., Ltd.	67,200	338,431
#*	Nippon Piston Ring Co., Ltd.	285,000	562,542
	Nippon Seiki Co., Ltd.	169,400	1,834,307
	Nishimatsuya Chain Co., Ltd.	234,700	1,811,948
	Nissan Shatai Co., Ltd.	362,023	3,508,205
#*	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	411,060
	Nissen Holdings Co., Ltd.	181,591	809,442
	Nissin Kogyo Co., Ltd.	162,100	2,320,877
	Nittan Valve Co., Ltd.	82,800	281,105
*	Nitto Kako Co., Ltd.	60,000	40,482
*	Noritsu Koki Co., Ltd.	101,700	455,089
	Omikenshi Co., Ltd.	127,000	72,426
	Onward Holdings Co., Ltd.	532,000	3,896,398
	Pacific Industrial Co., Ltd.	184,000	884,062
#	Pal Co., Ltd.	14,200	549,282
*	Paltac Corp.	9,450	120,929
	PanaHome Corp.	398,200	2,705,026
	Parco Co., Ltd.	268,200	2,040,386
	Paris Miki Holdings, Inc.	160,100	1,304,330
#*	PIA Corp.	26,700	274,586
	Piolax, Inc.	44,500	971,498
*	Pioneer Electronic Corp.	1,050,900	4,708,256
	Plenus Co., Ltd.	83,900	1,370,459
	Point, Inc.	66,930	2,838,979
	Press Kogyo Co., Ltd.	396,000	1,899,034
#*	Renown, Inc.	242,600	447,258
	RESORT SOLUTION Co., Ltd.	180,000	337,556
	Resorttrust, Inc.	139,408	2,058,328
	Rhythm Watch Co., Ltd.	650,000	1,195,580
	Right On Co., Ltd.	67,325	509,999
	Riken Corp.	362,000	1,353,836
#	Ringer Hut Co., Ltd.	72,700	999,272
	Riso Kyoiku Co., Ltd.	7,810	481,274
	Roland Corp.	92,800	839,073
#	Round One Corp.	266,600	1,728,634
#	Royal Holdings Co., Ltd.	135,300	1,612,774
	Ryohin Keikaku Co., Ltd.	97,300	4,751,101
#*	Sagami Chain Co., Ltd.	77,000	538,966
*	Sagami Co., Ltd.	225,000	239,517
	Saizeriya Co., Ltd.	145,800	2,422,674
#*	Sakai Ovex Co., Ltd.	214,000	313,446
	SAN HOLDINGS, Inc.	13,600	239,983
#	Sanden Corp.	497,000	1,491,289
#	Sangetsu Co., Ltd.	84,425	2,170,910
*	Sanko Marketing Foods Co., Ltd.	19	20,184
	Sankyo Seiko Co., Ltd.	30,200	104,405
	Sanoh Industrial Co., Ltd.	118,600	833,904
	Sanyo Housing Nagoya Co., Ltd.	354	340,069
	Sanyo Shokai, Ltd.	421,000	956,189
	Scroll Corp.	77,900	274,189
	Seiko Holdings Corp.	494,407	1,010,247
	Seiren Co., Ltd.	223,900	1,309,233
#	Senshukai Co., Ltd.	165,200	1,109,300
*	Seven Seas Holdings Co., Ltd.	319,000	86,566

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Shikibo, Ltd.	523,000	$692,831
	Shimachu Co., Ltd.	191,900	4,394,614
#	Shimojima Co., Ltd.	14,800	185,224
#*	Shinyei Kaisha	96,000	197,422
	Shiroki Corp.	285,000	802,364
	Shobunsha Publications, Inc.	339,400	2,543,707
#	Shochiku Co., Ltd.	404,400	3,828,903
	Shoei Co., Ltd.	1,600	9,845
*	Showa Corp.	320,400	1,840,818
	SKY Perfect JSAT Holdings, Inc.	7,630	3,805,754
	SNT Corp.	101,800	438,226
	Soft99 Corp.	70,600	419,941
	Sotoh Co., Ltd.	49,700	460,349
	SPK Corp.	16,800	286,191
	SRI Sports, Ltd.	14,300	155,537
	St. Marc Holdings Co., Ltd.	37,600	1,445,651
	Studio Alice Co., Ltd.	35,400	552,353
#	Suminoe Textile Co., Ltd.	323,000	565,016
	Sumitomo Forestry Co., Ltd.	436,666	3,869,447
#*	SxL Corp.	493,000	1,153,115
	T. RAD Co., Ltd.	268,000	883,496
#	Tac Co., Ltd.	15,400	32,571
#	Tachikawa Corp.	50,800	297,531
	Tachi-S Co., Ltd.	112,840	1,964,771
#	Tact Home Co., Ltd.	281	228,776
	Taiho Kogyo Co., Ltd.	92,800	803,122
	Takamatsu Construction Group Co., Ltd.	90,500	1,433,937
	Taka-Q Co., Ltd.	48,000	82,218
	Take & Give Needs Co., Ltd.	2,219	134,860
	Takihyo Co., Ltd.	19,000	102,239
	Tamron Co., Ltd.	65,200	1,571,771
*	TASAKI & Co., Ltd.	498,000	303,507
	Taya Co., Ltd.	5,000	42,782
#	TBK Co., Ltd.	78,000	370,331
*	TDF Corp.	11,000	18,871
	Teikoku Sen-I Co., Ltd.	79,000	493,545
#*	Ten Allied Co., Ltd.	50,000	169,790
#	T-GAIA Corp.	735	1,364,015
	Tigers Polymer Corp.	59,000	220,296
#	Toabo Corp.	130,000	91,144
	Toei Co., Ltd.	290,000	1,371,728
*	Tokai Kanko Co., Ltd.	505,999	131,236
	Tokai Rika Co., Ltd.	129,400	1,976,027
	Tokai Rubber Industries, Ltd.	159,700	1,765,856
#	Tokai Senko K.K.	215,000	242,929
	Token Corp.	24,380	822,430
*	Tokyo Derica Co., Ltd.	6,200	51,517
#*	Tokyo Dome Corp.	686,200	1,681,073
#	Tokyo Individualized Educational Institute, Inc.	93,100	166,299
	Tokyo Kaikan Co., Ltd.	12,000	43,780
	Tokyo Soir Co., Ltd.	49,000	116,014
#	Tokyotokeiba Co., Ltd.	828,000	1,126,739
#	Tokyu Recreation Co., Ltd.	77,000	470,853
#	Tomy Co., Ltd.	297,893	2,083,634
	Topre Corp.	185,700	1,823,449
#	Toridoll.corp.	52,200	487,468
	Totenko Co., Ltd.	57,000	83,487
#	Touei Housing Corp.	76,040	774,553
	Tow Co., Ltd.	7,000	41,631
	Toyo Tire & Rubber Co., Ltd.	775,000	1,754,484
	Toyobo Co., Ltd.	3,220,000	4,330,410

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	TPR CO., Ltd.	103,500	$1,208,649
	TS TECH CO., Ltd.	191,600	3,013,819
*	TSI Holdings Co., Ltd.	292,895	1,444,458
*	Tsukamoto Co., Ltd.	52,000	56,484
	Tsutsumi Jewelry Co., Ltd.	49,300	1,167,890
	TV Asahi Corp.	326	537,142
	TV Tokyo Holdings Corp.	9,000	119,053
	Umenohana Co., Ltd.	18	37,853
	Unipres Corp.	130,200	3,721,717
#	United Arrows, Ltd.	71,300	1,374,529
#*	Unitika, Ltd.	1,967,000	1,068,323
	U-Shin, Ltd.	94,500	758,309
	Watabe Wedding Corp.	29,500	271,551
#	WATAMI Co., Ltd.	104,500	2,489,980
	Xebio Co., Ltd.	98,000	2,323,492
#	Yamatane Corp.	224,000	322,033
	Yellow Hat, Ltd.	73,700	1,173,167
	Yomiuri Land Co., Ltd.	225,000	708,532
	Yonex Co., Ltd.	40,000	257,204
	Yorozu Corp.	62,500	1,420,854
#	Yoshinoya Holdings Co., Ltd.	2,180	3,055,937
	Zenrin Co., Ltd.	130,000	1,161,449
#	Zensho Co., Ltd.	298,400	4,021,357
Total Consumer Discretionary			348,673,533

Consumer Staples — (9.4%)
*	Aderans Co., Ltd.	120,250	1,542,654
*	Aeon Hokkaido Corp.	391,700	1,811,039
	Ahjikan Co., Ltd.	10,500	105,982
	Ain Pharmaciez, Inc.	39,900	1,920,044
	Arcs Co., Ltd.	97,900	1,802,191
	Ariake Japan Co., Ltd.	103,700	1,997,097
	Cawachi, Ltd.	81,900	1,652,565
	Chubu Shiryo Co., Ltd.	89,000	574,067
	Chuo Gyorui Co., Ltd.	93,000	216,308
	Circle K Sunkus Co., Ltd.	164,000	2,712,962
	Coca-Cola Central Japan Co., Ltd.	111,200	1,416,064
	Cocokara fine, Inc.	59,560	1,536,781
	Cosmos Pharmaceutical Corp.	34,200	1,764,014
	CVS Bay Area, Inc.	51,000	79,900
	Daikokutenbussan Co., Ltd.	5,600	161,468
#	Dr. Ci:Labo Co., Ltd.	532	2,824,583
	Dydo Drinco, Inc.	49,800	1,972,393
	Echo Trading Co., Ltd.	11,000	100,884
	Ensuiko Sugar Refining Co., Ltd.	102,000	226,687
	Ezaki Glico Co., Ltd.	5,000	56,276
#	Fancl Corp.	157,800	2,150,149
#*	First Baking Co., Ltd.	183,000	196,833
	Fuji Oil Co., Ltd.	258,900	3,696,972
	Fujicco Co., Ltd.	116,600	1,446,118
#*	Fujiya Co., Ltd.	474,000	1,004,385
	Hagoromo Foods Corp.	40,000	635,267
	Harashin Narus Holdings Co., Ltd.	61,500	1,017,285
#*	Hayashikane Sangyo Co., Ltd.	299,000	248,012
#	Heiwado Co., Ltd.	152,800	1,961,414
#	Hohsui Corp.	120,000	157,938
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	428,135
	Hokuto Corp.	106,700	2,326,760
	Inageya Co., Ltd.	175,000	2,066,002
	Ito En, Ltd.	80,800	1,388,310
	Itochu-Shokuhin Co., Ltd.	27,400	972,105

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
#	Itoham Foods, Inc.	674,800	$2,681,454
	Izumiya Co., Ltd.	447,000	2,371,656
	J-Oil Mills, Inc.	477,000	1,362,141
#	Kameda Seika Co., Ltd.	70,000	1,368,180
	Kasumi Co., Ltd.	203,100	1,293,581
	Kato Sangyo Co., Ltd.	109,300	2,105,437
#	Key Coffee, Inc.	79,000	1,424,687
	Kirindo Co., Ltd.	28,300	185,443
	Kose Corp.	107,000	2,672,979
	Kyodo Shiryo Co., Ltd.	330,000	394,440
#	Kyokuyo Co., Ltd.	370,000	854,715
	Life Corp.	183,400	3,328,899
#	Lion Corp.	82,000	483,733
	Mandom Corp.	81,100	2,141,340
	Marudai Food Co., Ltd.	465,000	1,704,828
#	Maruetsu, Inc. (The)	375,000	1,363,800
	Maruha Nichiro Holdings, Inc.	1,719,069	3,166,080
*	Maruya Co., Ltd.	7,400	15,882
#	Matsumotokiyoshi Holdings Co., Ltd.	114,900	2,325,051
*	Maxvalu Tohok Co., Ltd.	18,200	163,759
	Maxvalu Tokai Co., Ltd.	57,500	835,716
#	Megmilk Snow Brand Co., Ltd.	194,300	3,725,871
	Meito Sangyo Co., Ltd.	53,600	689,096
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,519,990
	Milbon Co., Ltd.	49,014	1,504,051
	Ministop Co., Ltd.	70,200	1,312,810
	Mitsubishi Shokuhin Co., Ltd.	87,800	2,297,857
	Mitsui Sugar Co., Ltd.	453,850	1,544,616
	Miyoshi Oil & Fat Co., Ltd.	261,000	344,545
	Morinaga & Co., Ltd.	933,000	2,193,291
	Morinaga Milk Industry Co., Ltd.	886,000	3,420,645
	Morishita Jinton Co., Ltd.	47,800	204,746
	Morozoff, Ltd.	108,000	385,752
#	Nagatanien Co., Ltd.	115,000	1,298,795
	Nakamuraya Co., Ltd.	203,000	1,001,142
#*	Nichimo Co., Ltd.	112,000	235,725
	Nichirei Corp.	1,031,000	4,983,287
#	Nihon Chouzai Co., Ltd.	20,300	706,097
	Niitaka Co., Ltd.	7,260	82,084
	Nippon Beet Sugar Manufacturing Co., Ltd.	543,000	1,076,863
	Nippon Flour Mills Co., Ltd.	557,000	2,461,256
#*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	380,995
	Nippon Suisan Kaisha, Ltd.	936,700	3,207,396
	Nisshin Oillio Group, Ltd. (The)	550,000	2,360,931
*	Nissin Sugar Holdings Co., Ltd.	14,900	301,213
	Nitto Fuji Flour Milling Co., Ltd.	64,000	242,639
	Noevir Holdings Co., Ltd.	6,800	74,979
	Oenon Holdings, Inc.	247,000	576,811
#	Oie Sangyo Co., Ltd.	20,900	214,062
	Okuwa Co., Ltd.	115,000	1,753,402
	Olympic Corp.	64,900	607,072
	Pietro Co., Ltd.	10,300	114,210
	Pigeon Corp.	72,300	2,946,825
	Poplar Co., Ltd.	25,760	156,785
	Prima Meat Packers, Ltd.	671,000	1,097,241
#	Riken Vitamin Co., Ltd.	79,200	2,342,601
	Rock Field Co., Ltd.	47,000	778,965
	S Foods, Inc.	73,762	617,091
	Sakata Seed Corp.	164,600	2,355,584
	San-A Co., Ltd.	22,800	901,205
#*	Sapporo Holdings, Ltd.	758,000	2,858,361

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
	Shoei Foods Corp.	44,000	$293,755
	Showa Sangyo Co., Ltd.	524,000	1,612,096
	Sogo Medical Co., Ltd.	23,000	772,317
	Sonton Food Industry Co., Ltd.	43,000	392,298
	Starzen Co., Ltd.	279,000	835,946
	Sugi Holdings Co., Ltd.	129,700	3,774,147
	Takara Holdings, Inc.	730,000	4,686,913
	Three F Co., Ltd.	17,700	106,334
#	Tobu Store Co., Ltd.	205,000	700,643
	TOHO Co., Ltd.	158,000	638,257
#	Tohto Suisan Co., Ltd.	120,000	203,750
	Torigoe Co., Ltd. (The)	84,500	747,072
	Toyo Sugar Refining Co., Ltd.	157,000	186,614
	Tsukiji Uoichiba Co., Ltd.	15,000	17,936
	Tsuruha Holdings, Inc.	64,600	3,603,653
#*	Unicafe, Inc.	15,060	66,576
	Uoriki Co., Ltd.	400	4,602
	Valor Co., Ltd.	175,400	2,724,428
	Warabeya Nichiyo Co., Ltd.	51,360	669,802
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	372,204
	Yaoko Co., Ltd.	40,800	1,381,478
	Yokohama Reito Co., Ltd.	188,000	1,531,263
	Yomeishu Seizo Co., Ltd.	100,000	938,971
	Yonekyu Corp.	100,000	962,539
	Yuasa Funashoku Co., Ltd.	112,000	268,587
#	Yukiguni Maitake Co., Ltd.	101,856	449,094
	Yutaka Foods Corp.	6,000	119,973
Total Consumer Staples			159,351,580

Energy — (0.9%)
	AOC Holdings, Inc.	154,800	937,311
#	BP Castrol K.K.	66,500	292,403
#*	Fuji Kosan Co., Ltd.	277,000	254,785
	Itochu Enex Co., Ltd.	302,200	1,690,358
#	Japan Drilling Co., Ltd.	19,700	561,268
	Japan Oil Transportation Co., Ltd.	79,000	190,773
	Kanto Natural Gas Development Co., Ltd.	155,000	773,763
#	Kyoei Tanker Co., Ltd.	111,000	175,904
	MITSUUROKO HOLDINGS CO., LTD.	166,300	945,496
	Modec, Inc.	82,100	1,412,414
#	Nippon Gas Co., Ltd.	148,900	2,081,994
	Nippon Seiro Co., Ltd.	64,000	231,262
	Sala Corp.	128,500	766,494
	San-Ai Oil Co., Ltd.	273,000	1,156,527
	Shinko Plantech Co., Ltd.	164,000	1,322,875
	Sinanen Co., Ltd.	251,000	1,108,360
	Toa Oil Co., Ltd.	352,000	420,697
	Toyo Kanetsu K.K.	507,000	921,545
Total Energy			15,244,229

Financials — (10.2%)
	77 Bank, Ltd. (The)	43,000	184,553
	Aichi Bank, Ltd. (The)	53,800	3,112,295
	Airport Facilities Co., Ltd.	121,970	487,616
	Akita Bank, Ltd. (The)	791,400	2,277,783
	Aomori Bank, Ltd. (The)	828,000	2,520,542
	Asax Co., Ltd.	17	17,896
#	Awa Bank, Ltd. (The)	503,000	3,377,466
	Bank of Iwate, Ltd. (The)	67,500	2,914,224
	Bank of Kochi, Ltd. (The)	2,000	2,053
	Bank of Nagoya, Ltd. (The)	621,297	1,981,730

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Financials — (Continued)
	Bank of Okinawa, Ltd. (The)	94,000	$3,979,271
	Bank of Saga, Ltd. (The)	625,000	1,565,636
	Bank of the Ryukyus, Ltd.	141,280	1,743,971
	Century Tokyo Leasing Corp.	146,715	2,762,285
*	Chiba Kogyo Bank, Ltd. (The)	180,300	950,085
	Chukyo Bank, Ltd. (The)	675,000	1,735,325
	Daibiru Corp.	209,700	1,316,348
	Daiko Clearing Services Corp.	49,700	161,240
*	Daikyo, Inc.	1,289,000	2,539,774
	Daisan Bank, Ltd. (The)	627,000	1,288,567
	Daishi Bank, Ltd. (The)	1,403,000	4,568,464
	Daito Bank, Ltd. (The)	488,000	386,059
	Ehime Bank, Ltd. (The)	641,000	1,899,877
	Eighteenth Bank, Ltd. (The)	1,079,000	2,732,409
	FIDEA Holdings Co., Ltd.	270,300	699,918
	Fukui Bank, Ltd. (The)	915,000	2,778,855
*	Fukushima Bank, Ltd.	846,000	438,097
	Fuyo General Lease Co., Ltd.	84,500	2,898,436
	Goldcrest Co., Ltd.	73,070	1,162,796
	Heiwa Real Estate Co., Ltd.	492,500	977,441
	Higashi-Nippon Bank, Ltd.	659,000	1,372,660
	Higo Bank, Ltd. (The)	663,000	3,739,868
	Hitachi Capital Corp.	6,000	82,853
	Hokkoku Bank, Ltd. (The)	996,000	3,640,166
	Hokuetsu Bank, Ltd. (The)	958,000	1,936,162
#	Hulic Co., Ltd.	39,200	456,598
	Hyakugo Bank, Ltd. (The)	1,045,609	4,134,014
	Hyakujishi Bank, Ltd. (The)	1,022,000	4,556,887
	IBJ Leasing Co., Ltd.	85,800	1,900,395
	Ichiyoshi Securities Co., Ltd.	165,800	705,651
	Iida Home Max Co., Ltd.	74,900	559,597
	Iwai Cosmo Holdings, Inc.	26,300	77,678
*	Japan Asia Investment Co., Ltd.	412,000	277,592
	Juroku Bank, Ltd.	1,337,000	4,357,179
#	kabu.com Securities Co., Ltd.	334,700	984,886
	Kagoshima Bank, Ltd. (The)	500,000	3,506,460
	Keihanshin Building Co., Ltd.	27,700	122,105
	Keiyo Bank, Ltd. (The)	471,000	2,329,756
*	Kenedix, Inc.	11,449	1,485,788
	Kirayaka Bank, Ltd.	98,000	93,986
	Kita-Nippon Bank, Ltd. (The)	49,406	1,206,434
	Kiyo Holdings, Inc.	2,635,900	4,103,204
	Kobayashi Yoko Co., Ltd.	230,900	515,109
#*	Kosei Securities Co., Ltd.	285,000	210,842
	Kyokuto Securities Co., Ltd.	67,000	359,656
#*	Leopalace21 Corp.	985,885	1,927,286
	Marusan Securities Co., Ltd.	287,400	877,869
#*	Matsui Securities Co., Ltd.	463,600	2,254,175
	Michinoku Bank, Ltd. (The)	736,000	1,386,989
	Mie Bank, Ltd. (The)	150,000	338,932
	Minato Bank, Ltd. (The)	1,063,000	1,924,376
	Mito Securities Co., Ltd.	254,000	316,823
	Miyazaki Bank, Ltd. (The)	605,000	1,482,039
	Monex Group, Inc.	8,052	1,168,603
	Musashino Bank, Ltd.	130,300	4,325,581
	Nagano Bank, Ltd. (The)	331,000	657,650
	Nanto Bank, Ltd. (The)	293,000	1,622,186
*	New Real Property K.K.	43,900	—
*	NIS Group Co., Ltd.	1,015,125	53,377
	Nisshin Fudosan Co., Ltd.	95,000	536,111
	Ogaki Kyoritsu Bank, Ltd. (The)	1,315,000	4,282,437

The Japanese Small Company Series
continued

		Shares	Value††
Financials — (Continued)
	Oita Bank, Ltd. (The)	685,900	$1,975,516
	Okasan Securities Group, Inc.	804,000	2,539,330
	Ricoh Leasing Co., Ltd.	78,500	1,751,901
	San-in Godo Bank, Ltd. (The)	627,000	4,698,208
	Sankei Building Co., Ltd.	173,500	664,408
	Sapporo Hokuyo Holdings, Inc.	433,100	1,548,862
	Shiga Bank, Ltd.	179,000	1,217,028
	Shikoku Bank, Ltd.	811,000	3,047,654
#	Shimizu Bank, Ltd.	34,600	1,265,013
	Sumitomo Real Estate Sales Co., Ltd.	36,860	1,431,927
*	Sun Frontier Fudousan Co., Ltd.	208	22,650
#	Taiko Bank, Ltd. (The)	35,000	112,693
#*	Takagi Securities Co., Ltd.	206,000	165,024
*	Takara Leben Co., Ltd.	23,100	135,510
	TOC Co., Ltd.	435,250	1,971,626
	Tochigi Bank, Ltd.	726,000	2,596,517
	Toho Bank, Ltd.	915,200	2,649,420
	Toho Real Estate Co., Ltd.	140,700	723,566
	Tohoku Bank, Ltd. (The)	393,000	617,640
	Tokai Tokyo Financial Holdings, Inc.	997,000	2,697,348
	Tokyo Rakutenchi Co., Ltd.	218,000	797,396
	Tokyo Tatemono Co., Ltd.	1,726,000	5,200,495
	Tokyo Tatemono Real Estate Sales Co., Ltd.	7,000	18,965
#	Tokyo Theatres Co., Inc.	290,000	387,932
	Tokyo Tomin Bank, Ltd.	132,500	1,609,226
	Tokyu Livable, Inc.	103,200	791,251
	Tomato Bank, Ltd.	399,000	667,784
	TOMONY Holdings, Inc.	614,250	2,696,481
	Tosei Corp.	636	162,339
	Tottori Bank, Ltd.	328,000	614,344
	Towa Bank, Ltd.	1,384,000	1,598,099
	Toyo Securities Co., Ltd.	327,000	440,554
	Tsukuba Bank, Ltd.	241,500	791,984
	Yachiyo Bank, Ltd. (The)	29,800	705,737
	Yamagata Bank, Ltd.	646,500	3,153,909
	Yamanashi Chuo Bank, Ltd.	649,000	2,637,661
Total Financials			173,436,970

Health Care — (4.0%)
	As One Corp.	71,668	1,452,195
	ASKA Pharmaceutical Co., Ltd.	106,000	628,364
	BML, Inc.	41,500	978,778
#	CMIC Co., Ltd.	17,500	283,160
	Create Medic Co., Ltd.	28,000	293,161
	Eiken Chemical Co., Ltd.	74,800	1,011,180
	EPS Corp.	227	436,577
	FALCO SD HOLDINGS Co., Ltd.	34,300	389,280
	Fuso Pharmaceutical Industries, Ltd.	320,000	814,508
	Hitachi Medical Corp.	85,000	872,570
	Hogy Medical Co., Ltd.	49,000	2,070,887
	Iwaki & Co., Ltd.	55,000	132,628
	Japan Medical Dynamic Marketing, Inc.	44,900	181,708
	Jeol, Ltd.	273,000	681,832
	JMS Co., Ltd.	126,000	387,602
	Kaken Pharmaceutical Co., Ltd.	353,000	4,686,210
	Kawanishi Holdings, Ltd.	7,400	83,024
	Kawasumi Laboratories, Inc.	45,000	255,884
	Kissei Pharmaceutical Co., Ltd.	106,300	2,186,290
	KYORIN Holdings, Inc.	205,000	3,597,918
	Mochida Pharmaceutical Co., Ltd.	281,000	3,148,779
	Nagaileben Co., Ltd.	25,400	336,455

The Japanese Small Company Series
continued

		Shares	Value††
Health Care — (Continued)
#	Nichii Gakkan Co.	227,100	$2,763,635
#	Nihon Kohden Corp.	159,200	3,915,865
	Nikkiso Co., Ltd.	252,000	2,139,998
	Nippon Chemiphar Co., Ltd.	131,000	485,410
	Nippon Shinyaku Co., Ltd.	239,000	2,954,226
#	Nipro Corp.	385,600	3,241,401
	Nissui Pharmaceutical Co., Ltd.	64,200	571,886
*	Paramount Bed Holdings Co., Ltd.	82,000	2,495,050
	Rion Co., Ltd.	5,000	40,310
	Rohto Pharmaceutical Co., Ltd.	360,000	4,620,581
#	Sawai Pharmaceutical Co., Ltd.	50,500	5,239,003
	Seikagaku Corp.	179,800	1,928,257
	Shin Nippon Biomedical Laboratories, Ltd.	24,700	62,976
	Ship Healthcare Holdings, Inc.	118,100	2,577,154
*	Techno Medica Co., Ltd.	1	3,622
	Toho Holdings Co., Ltd.	196,100	2,711,449
	Torii Pharmaceutical Co., Ltd.	65,200	1,221,539
#	Towa Pharmaceutical Co., Ltd.	42,600	1,810,812
#	Vital KSK Holdings, Inc.	150,600	1,093,788
#*	Wakamoto Pharmaceutical Co., Ltd.	100,000	281,405
	ZERIA Pharmaceutical Co., Ltd.	109,000	1,875,976
Total Health Care			66,943,333

Industrials — (24.6%)
#*	A&A Material Corp.	235,000	213,240
	Advan Co., Ltd.	96,900	836,228
#*	Advanex, Inc.	73,000	58,695
	Aeon Delight Co., Ltd.	85,600	1,725,620
	Aica Kogyo Co., Ltd.	244,300	3,300,748
	Aichi Corp.	132,000	519,210
	Aida Engineering, Ltd.	273,600	1,256,983
	Airtech Japan, Ltd.	18,300	82,372
	Alps Logistics Co., Ltd.	50,700	474,352
#	Altech Co., Ltd.	23,000	57,363
	Altech Corp.	37,150	317,961
	Amano Corp.	281,000	2,494,741
	Ando Corp.	450,000	564,284
	Anest Iwata Corp.	149,000	602,808
#	Asahi Diamond Industrial Co., Ltd.	241,000	2,899,962
	Asahi Holdings, Inc.	115,950	2,296,044
	Asahi Kogyosha Co., Ltd.	109,000	467,815
#	Asanuma Corp.	796,000	650,815
	Asia Air Survey Co., Ltd.	32,000	90,674
	Asunaro Aoki Construction Co., Ltd.	154,000	784,093
	Ataka Construction & Engineering Co., Ltd.	60,000	187,348
	Bando Chemical Industries, Ltd.	348,000	1,306,565
	Benefit One, Inc.	3	2,080
	Biken Techno Corp.	14,100	82,115
	Bunka Shutter Co., Ltd.	227,000	772,919
#	Central Glass Co., Ltd.	732,000	3,522,524
	Central Security Patrols Co., Ltd.	43,700	444,325
	Chiyoda Integre Co., Ltd.	5,400	64,537
	Chudenko Corp.	130,500	1,376,015
	Chugai Ro Co., Ltd.	340,000	1,089,681
	CKD Corp.	241,400	1,650,886
	COMSYS Holdings Corp.	378,300	3,967,301
#	Cosel Co., Ltd.	108,800	1,544,717
	CTI Engineering Co., Ltd.	44,000	299,338
	Dai-Dan Co., Ltd.	156,000	1,081,975
	Daido Kogyo Co., Ltd.	145,000	231,832
	Daifuku Co., Ltd.	366,000	1,878,313

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Daihen Corp.	448,000	$1,560,950
#	Daiho Corp.	763,000	909,952
#*	Daiichi Chuo K.K.	478,000	618,403
	Daiichi Jitsugyo Co., Ltd.	188,000	773,376
#	Daiseki Co., Ltd.	153,963	2,501,642
*	Daiseki Eco. Solution Co., Ltd.	84	164,679
#*	Daisue Construction Co., Ltd.	271,500	144,528
	Daiwa Industries, Ltd.	178,000	897,939
	Daiwa Odakyu Construction Co., Ltd.	63,500	162,561
#*	Danto Holdings Corp.	441,000	439,364
#	Denyo Co., Ltd.	85,100	1,135,560
*	Dijet Industrial Co., Ltd.	80,000	146,447
	DMW Corp.	4,800	85,598
*	Dream Incubator, Inc.	168	123,527
	Duskin Co., Ltd.	212,500	4,178,565
	Ebara Corp.	221,000	758,430
*	Ebara Jitsugyo Co., Ltd.	1,800	28,058
#*	Enshu, Ltd.	143,000	165,573
	Freesia Macross Corp.	1,355,000	262,434
#*	Fudo Tetra Corp.	364,100	690,077
	Fujikura, Ltd.	1,170,000	3,407,846
*	Fujisash Co., Ltd.	49,300	34,364
	Fujitec Co., Ltd.	319,000	1,987,463
#	Fukuda Corp.	630,000	1,997,204
	Fukusima Industries Corp.	29,700	361,714
	Fukuyama Transporting Co., Ltd.	606,400	3,660,790
	Funai Consulting, Inc.	99,300	694,854
*	Furukawa Co., Ltd.	1,391,000	1,136,797
#	Furusato Industries, Ltd.	50,600	399,110
	Futaba Corp.	154,300	2,452,836
	Gecoss Corp.	112,400	446,674
	Glory, Ltd.	62,400	1,342,244
	Hamai Co., Ltd.	92,000	90,898
	Hamakyorex Co., Ltd.	4,800	142,694
	Hanwa Co., Ltd.	774,000	3,366,063
#*	Hazama Corp.	285,800	646,309
	Hibiya Engineering, Ltd.	125,900	1,353,371
	Hisaka Works, Ltd.	7,000	76,782
*	Hitachi Cable, Ltd.	755,000	1,595,305
	Hitachi Koki Co., Ltd.	213,200	1,617,934
	Hitachi Metals Techno, Ltd.	56,500	330,877
	Hitachi Tool Engineering, Ltd.	94,000	999,842
	Hitachi Transport System, Ltd.	50,500	866,096
	Hitachi Zosen Corp.	2,951,000	3,700,498
	Hokuetsu Industries Co., Ltd.	85,000	215,688
	Hokuriku Electrical Construction Co., Ltd.	56,000	148,922
	Hoshizaki Electric Co., Ltd.	123,200	2,890,310
	Hosokawa Micron Corp.	140,000	658,986
#*	Howa Machinery, Ltd.	379,000	328,955
#	Ichiken Co., Ltd.	87,000	143,685
	Ichinen Holdings Co., Ltd.	71,100	362,587
	Idec Corp.	137,000	1,442,224
	IHI Transport Machinery Co., Ltd.	73,000	416,565
#	Iino Kaiun Kaisha, Ltd.	354,300	1,480,270
	Inaba Denki Sangyo Co., Ltd.	86,300	2,416,285
	Inaba Seisakusho Co., Ltd.	58,800	719,016
	Inabata & Co., Ltd.	317,300	1,895,513
	Inui Steamship Co., Ltd.	95,900	325,082
#*	Iseki & Co., Ltd.	718,000	1,532,361
	Ishii Iron Works Co., Ltd.	110,000	204,789
#*	Ishikawa Seisakusho, Ltd.	101,000	81,512

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Ishikawajima Construction Materials Co., Ltd.	202,000	$394,997
	Itoki Corp.	174,200	379,575
#*	Iwasaki Electric Co., Ltd.	48,000	99,773
	Iwatani International Corp.	887,000	2,953,617
	Jalux, Inc.	40,800	382,653
#	Jamco Corp.	80,000	440,919
	Japan Airport Terminal Co., Ltd.	163,900	2,132,893
#	Japan Foundation Engineering Co., Ltd.	162,500	491,794
	Japan Kenzai Co., Ltd.	92,540	420,347
	Japan Pulp & Paper Co., Ltd.	464,000	1,625,243
	Japan Transcity Corp.	231,000	765,326
#	JFE Shoji Holdings, Inc.	411,000	1,706,745
#	Juki Corp.	370,000	831,832
	Kamei Corp.	153,000	1,452,135
	Kanaden Corp.	116,000	743,074
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,034,818
	Kanamoto Co., Ltd.	112,000	875,832
	Kandenko Co., Ltd.	431,000	2,088,522
*	Kanematsu Corp.	1,529,625	1,428,607
#*	Kanematsu-NNK Corp.	113,000	223,597
	Katakura Industries Co., Ltd.	115,100	1,070,531
	Kato Works Co., Ltd.	287,000	841,218
	KAWADA TECHNOLOGIES, Inc.	102,600	1,347,930
	Kawagishi Bridge Works Co., Ltd.	38,000	90,152
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	247,617
*	Kawasaki Kisen Kaisha, Ltd.	1,980,000	3,565,303
	Keihin Co., Ltd. (The)	199,000	227,245
#*	KI HOLDINGS CO., LTD.	102,000	111,793
#	Kimura Chemical Plants Co., Ltd.	59,900	232,972
*	King Jim Co., Ltd.	4,800	35,232
	Kinki Sharyo Co., Ltd.	185,000	587,571
	Kintetsu World Express, Inc.	79,000	2,294,594
	Kitagawa Iron Works Co., Ltd.	335,000	572,370
	Kitano Construction Corp.	242,000	586,204
	Kitazawa Sangyo Co., Ltd.	54,500	109,486
	Kito Corp.	45	32,291
#	Kitz Corp.	416,800	1,669,860
	Kodensha Co., Ltd. (The)	25,000	57,757
	Koike Sanso Kogyo Co., Ltd.	149,000	392,476
	Kokuyo Co., Ltd.	303,525	2,139,952
#	KOMAIHALTEC, Inc.	167,000	390,696
	Komatsu Wall Industry Co., Ltd.	48,300	488,842
	Komori Corp.	407,800	2,731,486
	Kondotec, Inc.	81,000	517,866
#*	Kosaido Co., Ltd.	356,100	905,408
	KRS Corp.	37,200	409,500
*	Kumagai Gumi Co., Ltd.	583,800	521,506
	Kuroda Electric Co., Ltd.	115,400	1,243,613
	Kyodo Printing Co., Ltd.	540,000	1,260,955
#	Kyoei Sangyo Co., Ltd.	97,000	180,171
	Kyokuto Boeki Kaisha, Ltd.	58,000	154,535
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	1,378,870
	Kyosan Electric Manufacturing Co., Ltd.	225,000	947,109
	Kyowa Exeo Corp.	335,600	3,163,585
	Kyudenko Corp.	204,000	1,245,462
*	Lonseal Corp.	116,000	117,535
	Maeda Corp.	845,000	3,109,079
	Maeda Road Construction Co., Ltd.	289,000	3,033,462
*	Maezawa Industries, Inc.	35,700	78,544
	Maezawa Kasei Industries Co., Ltd.	50,700	514,961
	Maezawa Kyuso Industries Co., Ltd.	50,400	690,548

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
#	Makino Milling Machine Co., Ltd.	436,000	$2,675,776
*	Marubeni Construction Material Lease Co., Ltd.	75,000	138,337
	Maruka Machinery Co., Ltd.	28,100	242,421
	Maruwn Corp.	66,000	164,319
#	Maruyama Manufacturing Co., Inc.	150,000	327,347
	Maruzen Showa Unyu Co., Ltd.	306,000	984,824
#	Matsuda Sangyo Co., Ltd.	80,682	1,231,623
	Matsui Construction Co., Ltd.	128,600	508,254
	Max Co., Ltd.	189,000	2,365,428
#	Meidensha Corp.	773,050	2,592,071
	Meiji Shipping Co., Ltd.	105,700	297,631
	Meitec Corp.	137,300	2,646,410
	Meito Transportation Co., Ltd.	22,000	173,717
	Meiwa Trading Co., Ltd.	140,000	384,336
	Mesco, Inc.	30,000	246,586
	Minebea Co., Ltd.	50,000	208,252
	Mirait Holdings Corp.	274,685	2,063,865
	Mitani Corp.	53,100	624,319
#	Mitsubishi Kakoki Kaisha, Ltd.	229,000	389,282
	Mitsubishi Pencil Co., Ltd.	104,500	1,883,374
*	Mitsubishi Research Institute, Inc.	200	3,640
	Mitsuboshi Belting, Ltd.	287,000	1,471,437
*	Mitsui Engineering & Shipbuilding Co., Ltd.	763,000	1,185,054
	Mitsui Matsushima Co., Ltd.	372,000	679,793
	Mitsui-Soko Co., Ltd.	485,000	1,823,797
	Mitsumura Printing Co., Ltd.	93,000	294,416
#	Miura Co., Ltd.	137,600	3,875,611
*	Miura Printing Corp.	18,000	17,855
*	Miyachi Corp.	600	4,861
#*	Miyaji Engineering Group, Inc.	1,349,175	2,401,556
#*	Miyakoshi Holdings, Inc.	45,000	118,098
*	Mori Denki Manufacturing Co., Ltd.	625,000	56,512
#	Mori Seiki Co., Ltd.	428,400	3,782,860
	Morita Holdings Corp.	156,000	884,337
#	Moshi Moshi Hotline, Inc.	217,300	2,046,243
	Mystar Engineering Corp.	15,600	82,123
#	NAC CO., LTD.	25,400	478,959
	Nachi-Fujikoshi Corp.	704,000	3,105,133
*	Nagase & Co., Ltd.	23,400	254,652
	Naikai Zosen Corp.	73,000	311,555
	Nakano Corp.	98,000	218,880
	Narasaki Sangyo Co., Ltd.	56,000	83,573
	NEC Capital Solutions, Ltd.	45,100	655,559
	NEC Networks & System Integration Corp.	109,600	1,597,016
	Nichias Corp.	436,000	2,405,116
	Nichiban Co., Ltd.	122,000	395,139
	Nichiden Corp.	3,400	111,823
	Nichiha Corp.	98,380	1,054,375
	Nichireki Co., Ltd.	96,000	452,435
	Nihon M&A Center, Inc.	150	782,795
*	Nihon Trim Co., Ltd.	1,000	23,004
	Nikko Co., Ltd.	127,000	450,823
	Nippo Corp.	256,000	2,451,145
	Nippon Carbon Co., Ltd.	421,000	1,179,532
	Nippon Conveyor Co., Ltd.	168,000	169,145
	Nippon Densetsu Kogyo Co., Ltd.	191,000	1,841,411
	Nippon Denwa Shisetu Co., Ltd.	203,000	666,510
	Nippon Filcon Co., Ltd.	70,900	369,632
	Nippon Hume Corp.	112,000	415,417
	Nippon Jogesuido Sekkei Co., Ltd.	289	380,525
	Nippon Kanzai Co., Ltd.	43,000	778,532

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Nippon Koei Co., Ltd.	272,000	$980,395
	Nippon Konpo Unyu Soko Co., Ltd.	261,000	2,809,750
	Nippon Parking Development Co., Ltd.	3,089	142,118
	Nippon Road Co., Ltd. (The)	26,000	74,206
	Nippon Seisen Co., Ltd.	103,000	499,570
	Nippon Sharyo, Ltd.	291,000	1,112,937
	Nippon Shindo Co., Ltd.	8,000	10,783
	Nippon Signal Co., Ltd.	218,600	1,294,893
	Nippon Steel Trading Co., Ltd.	294,000	789,486
	Nippon Thompson Co., Ltd.	272,000	1,578,313
	Nippon Tungsten Co., Ltd.	80,000	151,689
#	Nippon Yusoki Co., Ltd.	138,000	372,252
	Nishimatsu Construction Co., Ltd.	1,855,000	3,183,245
*	Nishishiba Electric Co., Ltd.	101,000	151,795
	Nissei Corp.	104,600	921,884
	Nissei Plastic Industrial Co., Ltd.	374,100	1,669,725
#	Nissha Printing Co., Ltd.	122,700	1,516,983
	Nisshinbo Holdings, Inc.	39,000	350,670
	Nissin Corp.	350,000	854,062
	Nissin Electric Co., Ltd.	193,000	1,077,030
	Nitchitsu Co., Ltd.	58,000	130,099
	Nitta Corp.	105,800	1,984,239
#	Nitto Boseki Co., Ltd.	888,000	3,080,112
	Nitto Kogyo Corp.	149,000	1,709,711
#	Nitto Kohki Co., Ltd.	67,900	1,539,317
	Nitto Seiko Co., Ltd.	122,000	322,417
#	Nittoc Construction Co., Ltd.	316,000	409,613
	Noda Corp.	169,300	625,313
	Nomura Co., Ltd.	205,000	602,182
	Noritake Co., Ltd.	531,000	1,583,871
	Noritz Corp.	113,300	2,056,437
	NS United Kaiun Kaisha, Ltd.	470,000	704,209
*	Oak Capital Corp.	53,135	76,700
	Obara Corp.	24,400	275,791
#	Obayashi Road Corp.	175,000	419,195
	Oiles Corp.	123,842	2,338,961
*	Okamoto Machine Tool Works, Ltd.	163,000	205,869
	Okamura Corp.	286,900	1,954,093
	Okano Valve Manufacturing Co., Ltd.	45,000	141,323
#	Oki Electric Cable Co., Ltd.	90,000	171,301
*	OKK Corp.	255,000	287,299
	OKUMA Corp.	586,000	3,731,709
	Okumura Corp.	754,400	3,091,459
	Onoken Co., Ltd.	58,900	478,031
	Organo Corp.	163,000	1,240,166
*	Original Engineering Consultants Co., Ltd.	13,500	21,151
	OSG Corp.	289,400	3,638,305
	Oyo Corp.	100,900	1,163,520
	P.S. Mitsubishi Construction Co., Ltd.	76,800	221,185
	Park24 Co., Ltd.	208,300	2,755,091
#	Pasco Corp.	62,000	219,114
	Pasona Group, Inc.	186	180,228
	Penta-Ocean Construction Co., Ltd.	1,087,500	3,324,341
	Pilot Corp.	763	1,481,175
	Pronexus, Inc.	133,200	666,493
	Raito Kogyo Co., Ltd.	193,700	1,060,037
*	Rasa Industries, Ltd.	202,000	312,289
	Rheon Automatic Machinery Co., Ltd.	64,000	157,160
	Ryobi, Ltd.	575,200	2,100,336
*	Sailor Pen Co., Ltd.	69,000	30,335
	Sakai Heavy Industries, Ltd.	183,000	315,345

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
*	Sakurada Co., Ltd.	57,000	$14,106
#*	Sanix, Inc.	135,300	380,346
	Sanki Engineering Co., Ltd.	340,000	1,771,909
#	Sanko Metal Industrial Co., Ltd.	118,000	318,616
*	Sankyo-Tateyama Holdings, Inc.	1,710,000	2,500,604
	Sankyu, Inc.	1,049,000	3,952,045
	Sanritsu Corp.	16,700	110,375
	Sanwa Holdings Corp.	859,000	2,563,700
	Sanyo Denki Co., Ltd.	210,000	1,069,343
	Sanyo Engineering & Construction, Inc.	48,000	161,437
	Sanyo Industries, Ltd.	77,000	146,619
#	Sasebo Heavy Industries Co., Ltd.	573,000	927,738
*	Sata Construction Co., Ltd.	12,000	9,338
	SATO HOLDINGS CORP.	109,300	1,352,917
	Sato Shoji Corp.	65,300	381,434
	Sawafuji Electric Co., Ltd.	42,000	121,378
	Secom Joshinetsu Co., Ltd.	33,900	1,015,071
	Seibu Electric Industry Co., Ltd.	67,000	302,441
	Seika Corp.	285,000	757,165
#*	Seikitokyu Kogyo Co., Ltd.	307,000	182,964
	Seino Holdings Co., Ltd.	375,000	2,899,835
	Sekisui Jushi Co., Ltd.	142,000	1,431,758
#	Senko Co., Ltd.	384,000	1,521,179
	Senshu Electric Co., Ltd.	37,300	456,229
	Shibusawa Warehouse Co., Ltd.	231,000	644,043
	Shibuya Kogyo Co., Ltd.	80,100	844,287
#	Shima Seiki Manufacturing Co., Ltd.	115,300	1,959,337
	Shin Nippon Air Technologies Co., Ltd.	88,780	480,098
	Shin-Keisei Electric Railway Co., Ltd.	174,000	790,136
	Shin-Kobe Electric Machinery Co., Ltd.	102,000	2,257,020
	Shinmaywa Industries, Ltd.	418,000	1,671,583
	Shinnihon Corp.	194,800	520,435
	Shinsho Corp.	202,000	473,323
	Shinwa Co., Ltd.	1,800	19,789
#	Sho-Bond Corp.	100,600	2,211,550
	Shoko Co., Ltd.	316,000	491,937
#	Showa Aircraft Industry Co., Ltd.	112,000	639,836
#	Sinfonia Technology Co., Ltd.	496,000	1,008,827
	Sintokogio, Ltd.	201,000	1,762,579
	Soda Nikka Co., Ltd.	67,000	295,752
#	Sodick Co., Ltd.	81,800	398,646
	Sohgo Security Services Co., Ltd.	252,800	2,664,936
	Sotetsu Holdings, Inc.	554,000	1,697,363
	Space Co., Ltd.	73,420	451,843
	Subaru Enterprise Co., Ltd.	59,000	182,334
	Sugimoto & Co., Ltd.	34,100	307,578
	Sumikin Bussan Corp.	31,000	78,481
*	Sumiseki Holdings, Inc.	107,100	91,381
	Sumitomo Densetsu Co., Ltd.	98,100	558,930
*	Sumitomo Mitsui Construction Co., Ltd.	416,800	275,868
	Sumitomo Precision Products Co., Ltd.	156,000	957,932
	Sumitomo Warehouse Co., Ltd.	564,000	2,671,394
	Suzuki Metal Industry Co., Ltd.	71,000	136,109
*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,568,136
	Tadano, Ltd.	445,579	2,817,414
	Taihei Dengyo Kaisha, Ltd.	158,000	1,218,797
	Taihei Kogyo Co., Ltd.	256,000	1,362,138
	Taiheiyo Kouhatsu, Inc.	95,000	88,937
	Taikisha, Ltd.	131,000	2,794,318
	Takada Kiko Co., Ltd.	272,000	646,199
	Takano Co., Ltd.	51,100	302,580

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
#	Takaoka Electric Manufacturing Co., Ltd.	262,000	$561,795
#	Takara Printing Co., Ltd.	38,055	277,281
	Takara Standard Co., Ltd.	501,000	3,786,757
#	Takasago Thermal Engineering Co., Ltd.	291,400	2,483,926
#	Takashima & Co., Ltd.	137,000	334,396
	Takigami Steel Construction Co., Ltd.	50,000	142,860
	Takisawa Machine Tool Co., Ltd.	191,000	252,105
#*	Takuma Co., Ltd.	316,000	1,297,788
	Tanseisha Co., Ltd.	74,000	182,690
#	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	910,162
	TECHNO ASSOCIE Co., Ltd.	58,400	492,048
	Techno Ryowa, Ltd.	71,390	374,052
	Teikoku Electric Manufacturing Co., Ltd.	31,800	567,844
	Tekken Corp.	763,000	861,835
#	Temp Holdings Co., Ltd.	48,600	437,509
	Teraoka Seisakusho Co., Ltd.	53,600	242,167
	TOA Corp.	780,000	1,314,061
#	TOA ROAD Corp.	155,000	294,062
#*	Tobishima Corp.	347,400	320,944
	Tocalo Co., Ltd.	57,100	1,204,226
	Toda Corp.	865,000	3,149,723
	Toenec Corp.	212,000	1,146,805
#	TOKAI Holdings Corp.	214,000	1,063,576
	Tokai Lease Co., Ltd.	92,000	194,967
#	Toko Electric Corp.	76,000	282,164
	Tokyo Energy & Systems, Inc.	143,000	740,966
#	TOKYO KEIKI, Inc.	265,000	451,873
#*	Tokyo Kikai Seisakusho, Ltd.	300,000	179,667
	Tokyo Sangyo Co., Ltd.	78,000	245,758
	Tokyu Community Corp.	32,600	1,015,715
	Tokyu Construction Co., Ltd.	33,650	81,155
	Toli Corp.	236,000	428,616
#	Tomoe Corp.	115,500	420,979
	Tomoe Engineering Co., Ltd.	9,300	166,747
	Tonami Holdings Co., Ltd.	331,000	731,210
	Toppan Forms Co., Ltd.	202,900	1,542,311
	Torishima Pump Manufacturing Co., Ltd.	85,800	1,098,079
	Toshiba Machine Co., Ltd.	440,000	2,215,833
	TOSHIBA PLANT SYSTEMS & SERVICES CORP.	191,450	1,935,969
	Tosho Printing Co., Ltd.	243,000	408,902
	Totetsu Kogyo Co., Ltd.	122,000	1,049,496
#*	Totoku Electric Co., Ltd.	61,000	56,686
#	Toyo Construction Co., Ltd.	600,000	544,661
	Toyo Electric Manufacturing Co., Ltd.	159,000	614,528
	Toyo Engineering Corp.	581,400	2,075,473
#	Toyo Machinery & Metal Co., Ltd.	42,400	104,295
	Toyo Tanso Co., Ltd.	45,000	1,847,254
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	444,147
*	Trancom Co., Ltd.	4,700	89,052
	Trinity Industrial Corp.	56,000	198,671
	Trusco Nakayama Corp.	98,900	1,800,181
	Tsubakimoto Chain Co.	584,700	3,013,524
	Tsubakimoto Kogyo Co., Ltd.	97,000	261,059
#*	Tsudakoma Corp.	27,000	61,928
#	Tsugami Corp.	267,000	1,851,185
	Tsukishima Kikai Co., Ltd.	127,000	1,039,772
	Tsurumi Manufacturing Co., Ltd.	94,000	693,867
#	Tsuzuki Denki Co., Ltd.	75,000	803,501
	TTK Co., Ltd.	62,000	308,273
	Uchida Yoko Co., Ltd.	331,000	905,451
#	Ueki Corp.	430,000	967,143

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Union Tool Co.	59,400	$1,025,686
	Utoc Corp.	92,900	295,757
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,630,626
#	Weathernews, Inc.	26,700	734,835
	Yahagi Construction Co., Ltd.	141,500	699,094
	Yamabiko Corp.	28,782	324,173
	Yamato Corp.	82,000	322,439
	Yamaura Corp.	40,500	117,899
	Yamazen Co., Ltd.	305,500	2,232,787
	Yasuda Warehouse Co., Ltd. (The)	95,800	593,003
	Yokogawa Bridge Holdings Corp.	139,400	912,765
	Yondenko Corp.	132,800	576,075
	Yuasa Trading Co., Ltd.	810,000	1,188,133
	Yuken Kogyo Co., Ltd.	156,000	317,737
	Yurtec Corp.	256,000	1,275,995
	Yusen Logistics Co., Ltd.	69,000	883,930
	Yushin Precision Equipment Co., Ltd.	55,934	1,045,348
Total Industrials			416,976,747

Information Technology — (9.8%)
	A&D Co., Ltd.	30,600	103,504
	Ai Holdings Corp.	182,600	784,382
#	Aichi Tokei Denki Co., Ltd.	113,000	401,356
	Aiphone Co., Ltd.	70,900	1,347,855
#	ALLIED TELESIS HOLDINGS K.K.	470,700	414,571
	Alpha Systems, Inc.	27,300	417,446
	Alps Electric Co., Ltd.	490,200	3,356,157
#	Anritsu Corp.	458,000	5,029,089
#	AOI Electronic Co., Ltd.	35,200	461,282
*	Apic Yamada Corp.	31,000	50,310
*	Argo Graphics, Inc.	100	1,302
	Arisawa Manufacturing Co., Ltd.	79,300	293,387
	Asahi Net, Inc.	34,000	158,518
*	Axell Corp.	3,300	66,407
	CAC Corp.	62,700	513,206
	Canon Electronics, Inc.	82,100	2,054,240
	Capcom Co., Ltd.	205,600	4,861,819
	Chino Corp.	151,000	375,913
*	CMK Corp.	263,200	833,484
	Computer Engineering & Consulting, Ltd.	61,500	294,223
	Core Corp.	45,700	405,049
	Cresco, Ltd.	23,200	191,857
	Cybernet Systems Co., Ltd.	85	21,125
#	Cybozu, Inc.	1,221	396,047
*	Daiko Denshi Tsushin, Ltd.	12,000	31,908
	Daito Electron Co., Ltd.	5,900	32,200
	Daiwabo Holdings Co., Ltd.	685,000	1,557,494
	Denki Kogyo Co., Ltd.	255,000	1,106,375
#	DKK TOA Corp.	31,000	104,142
	DTS Corp.	89,600	1,039,320
#	Dwango Co., Ltd.	436	714,235
#	eAccess, Ltd.	7,290	1,728,983
	Eizo Nanao Corp.	76,800	1,568,942
#	Elematec Corp.	26,800	445,270
*	Elna Co., Ltd.	92,000	90,357
#*	Elpida Memory, Inc.	463,600	2,144,886
#	Enplas Corp.	32,000	662,346
	ESPEC Corp.	82,200	493,486
	Excel Co., Ltd.	1,700	16,898
	Faith, Inc.	1,831	192,343
#*	FDK Corp.	431,000	435,556

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Fuji Electronics Co., Ltd.	16,200	$229,926
#	Fuji Soft, Inc.	100,600	1,802,919
*	Fujitsu Component, Ltd.	139	48,558
	Fujitsu Frontech, Ltd.	77,500	508,428
	Future Architect, Inc.	1,172	457,746
#	GMO Internet, Inc.	252,400	962,877
	Hakuto Co., Ltd.	73,700	715,431
	Hioki EE Corp.	12,300	213,414
	Hitachi Kokusai Electric, Inc.	249,500	2,019,484
	Hochiki Corp.	97,000	494,939
	Hokuriku Electric Industry Co., Ltd.	299,000	426,787
	Horiba, Ltd.	160,950	4,828,595
	Hosiden Corp.	262,900	1,751,094
	Icom, Inc.	49,700	1,270,985
#*	Ikegami Tsushinki Co., Ltd.	174,000	110,765
	Ines Corp.	202,300	1,422,089
	I-Net Corp.	47,800	287,277
	Information Services International-Dentsu, Ltd.	76,700	758,971
	Innotech Corp.	18,200	120,506
#	Internet Initiative Japan, Inc.	485	1,741,351
#*	Ishii Hyoki Co., Ltd.	23,700	80,724
	IT Holdings Corp.	357,401	4,278,832
	ITC Networks Corp.	51,000	323,847
	ITFOR, Inc.	20,500	70,337
	Iwatsu Electric Co., Ltd.	309,000	276,961
	Japan Aviation Electronics Industry, Ltd.	252,600	1,737,367
#	Japan Cash Machine Co., Ltd.	79,315	588,290
	Japan Digital Laboratory Co., Ltd.	109,700	1,082,080
	Japan Radio Co., Ltd.	81,000	183,835
#	Jastec Co., Ltd.	61,400	346,647
	JBCC Holdings, Inc.	73,200	492,802
	JBIS Holdings, Inc.	79,600	243,516
	JFE Systems, Inc.	174	154,512
	JIEC Co., Ltd.	199	224,747
	Kaga Electronics Co., Ltd.	100,400	1,047,321
	Kanematsu Electronics, Ltd.	83,100	858,457
	Koa Corp.	151,600	1,330,875
#*	Kubotek Corp.	370	103,938
	Kyoden Co., Ltd.	156,900	227,973
	Kyowa Electronic Instruments Co., Ltd.	52,000	154,535
	Macnica, Inc.	50,100	1,150,800
#	Macromill, Inc.	83,100	840,988
	Marubun Corp.	98,500	402,576
#	Maruwa Co., Ltd.	38,400	1,766,840
#	Megachips Corp.	84,800	1,408,119
*	Meisei Electric Co., Ltd.	305,000	334,657
	Melco Holdings, Inc.	49,600	1,339,500
	Mimasu Semiconductor Industry Co., Ltd.	86,881	723,008
	Miroku Jyoho Service Co., Ltd.	105,000	328,509
	Mitsui High-Tec, Inc.	131,600	556,086
	Mitsui Knowledge Industry Co., Ltd.	3,643	664,480
	Mitsumi Electric Co., Ltd.	328,500	2,432,831
*	Moritex Corp.	7,700	31,829
#	Mutoh Holdings Co., Ltd.	160,000	429,456
*	Nagano Japan Radio Co., Ltd.	83,000	110,714
	Nagano Keiki Co., Ltd.	2,800	28,074
	Nakayo Telecommunications, Inc.	541,000	1,734,179
	NEC Fielding, Ltd.	95,000	1,221,843
	NEC Mobiling, Ltd.	46,800	1,565,633
	Net One Systems Co., Ltd.	1,984	5,400,355
*	New Japan Radio Co., Ltd.	37,000	52,789

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Information Technology — (Continued)
#	Nichicon Corp.	270,300	$2,707,716
	Nidec Copal Electronics Corp.	38,700	230,264
#	Nidec Sankyo Corp.	191,000	1,210,858
	NIFTY Corp.	250	276,155
	Nihon Dempa Kogyo Co., Ltd.	71,100	847,968
#*	Nihon Inter Electronics Corp.	104,700	132,882
	Nihon Unisys, Ltd.	240,875	1,529,724
*	Nippon Avionics Co., Ltd.	78,000	103,374
#	Nippon Ceramic Co., Ltd.	86,600	1,607,790
#	Nippon Chemi-Con Corp.	604,000	2,033,593
	Nippon Systemware Co., Ltd.	27,900	110,726
	Nohmi Bosai, Ltd.	123,000	766,873
	NS Solutions Corp.	79,400	1,572,308
	NSD Co., Ltd.	170,300	1,331,889
	Obic Business Consultants Co., Ltd.	21,900	1,021,558
	Okaya Electric Industries Co., Ltd.	73,000	318,643
*	Oki Electric Industry Co., Ltd.	2,681,000	2,395,262
*	ONO Sokki Co., Ltd.	103,000	284,473
	Optex Co., Ltd.	21,600	282,773
	Origin Electric Co., Ltd.	105,000	309,487
	Osaki Electric Co., Ltd.	126,000	1,199,206
	Panasonic Electric Works Information Systems Co., Ltd.	13,600	349,715
#	Panasonic Electric Works SUNX Co., Ltd.	109,000	530,515
	PCA Corp.	17,500	189,346
#*	Pixela Corp.	18,400	40,930
	Riken Keiki Co., Ltd.	77,500	562,385
	Riso Kagaku Corp.	48,900	697,205
	Roland DG Corp.	54,400	602,872
	Ryoden Trading Co., Ltd.	141,000	801,539
	Ryosan Co., Ltd.	140,600	2,973,076
	Ryoyo Electro Corp.	113,200	1,253,821
	Sanken Electric Co., Ltd.	496,000	1,551,000
	Sanko Co., Ltd.	21,000	52,620
	Sanshin Electronics Co., Ltd.	139,500	1,154,522
	Satori Electric Co., Ltd.	79,080	473,223
	Saxa Holdings, Inc.	307,000	433,162
#	SCSK Corp.	214,863	3,430,034
#	Shibaura Mechatronics Corp.	142,000	354,838
	Shindengen Electric Manufacturing Co., Ltd.	311,000	1,299,700
#	Shinkawa, Ltd.	68,300	310,507
#	Shinko Electric Industries Co., Ltd.	309,200	2,096,472
	Shinko Shoji Co., Ltd.	81,400	645,224
	Shizuki Electric Co., Inc.	103,000	374,006
#	Siix Corp.	79,500	1,008,093
#	Simplex Holdings, Inc.	1,082	348,941
#	SMK Corp.	290,000	934,032
	Softbank Technology Corp.	100	770
	So-net Entertainment Corp.	504	1,831,078
	Soshin Electric Co., Ltd.	4,600	18,994
	SRA Holdings, Inc.	49,700	509,022
	Star Micronics Co., Ltd.	180,700	1,627,203
#	Sumida Corp.	61,549	407,542
	Sun-Wa Technos Corp.	3,900	35,268
#	Systena Corp.	1,096	754,360
	Tachibana Eletech Co., Ltd.	62,400	577,818
#	Taiyo Yuden Co., Ltd.	467,300	3,475,194
#	Tamura Corp.	280,000	667,567
*	Teac Corp.	332,000	116,451
#	Tecmo Koei Holdings Co., Ltd.	150,730	1,238,429
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	270,082
	TKC Corp.	86,800	1,798,788

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Information Technology — (Continued)
#*	Toko, Inc.	334,000	$571,366
	Tokyo Denpa Co., Ltd.	24,900	114,979
#	Tokyo Electron Device, Ltd.	342	605,253
	Tokyo Seimitsu Co., Ltd.	161,000	3,051,138
#	Tomen Devices Corp.	2,000	43,550
	Tomen Electronics Corp.	50,600	611,184
#	Topcon Corp.	254,800	1,168,801
	Tose Co., Ltd.	22,100	144,559
	Toshiba TEC Corp.	540,000	1,915,492
#	Toukei Computer Co., Ltd.	26,810	358,715
	Towa Corp.	70,900	377,940
	Toyo Corp.	116,900	1,229,066
	Transcosmos, Inc.	122,300	1,456,907
*	UKC Holdings Corp.	2,100	19,813
*	Ulvac, Inc.	180,700	2,207,117
	Uniden Corp.	377,000	1,257,708
#	Wacom Co., Ltd.	1,580	2,396,261
	XNET Corp.	21	30,836
	Y. A. C. Co., Ltd.	34,100	269,835
*	Yamaichi Electronics Co., Ltd.	75,700	166,056
*	Yaskawa Information Systems Corp.	40,000	88,180
	Yokowo Co., Ltd.	69,500	322,147
#	Zuken, Inc.	94,600	651,740
Total Information Technology			166,828,783

Materials — (10.2%)
	Achilles Corp.	703,000	956,632
	Adeka Corp.	364,400	3,567,982
	Agro-Kanesho Co., Ltd.	14,000	66,559
	Aichi Steel Corp.	450,000	2,298,981
	Alconix Corp.	10,800	211,326
	Arakawa Chemical Industries, Ltd.	67,700	596,141
	Araya Industrial Co., Ltd.	276,000	429,572
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	909,288
	Chuetsu Pulp & Paper Co., Ltd.	568,000	957,813
*	Chugai Mining Co., Ltd.	852,400	166,096
	Chugoku Marine Paints, Ltd.	249,000	1,538,153
#*	Chugokukogyo Co., Ltd.	62,000	68,054
	Chuo Denki Kogyo Co., Ltd.	90,000	468,160
#*	Co-Op Chemical Co., Ltd.	159,000	216,210
#	Dai Nippon Toryo, Ltd.	518,000	543,101
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	566,700
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	338,666
	Daiken Corp.	401,000	1,201,556
#*	Daiki Aluminium Industry Co., Ltd.	51,000	208,797
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	319,000	1,378,392
#	Daio Paper Corp.	314,500	2,196,959
	Daiso Co., Ltd.	355,000	1,104,305
	DC Co., Ltd.	113,900	316,318
	Dynapac Co., Ltd.	25,000	66,943
	Earth Chemical Co., Ltd.	50,300	1,853,140
	Ebara-Udylite Co., Ltd.	2,700	68,368
	FP Corp.	61,200	3,965,084
	Fuji Seal International, Inc.	80,400	1,449,793
	Fujikura Kasei Co., Ltd.	96,500	460,420
	Fujimi, Inc.	25,000	283,082
*	Fujimori Kogyo Co., Ltd.	500	6,897
#	Fumakilla, Ltd.	85,000	326,641
#	Furukawa-Sky Aluminum Corp.	321,000	795,058
	Geostar Corp.	38,000	85,350
	Godo Steel, Ltd.	899,000	2,225,634

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Materials — (Continued)
	Gun Ei Chemical Industry Co., Ltd.	347,000	$897,748
	Harima Chemicals, Inc.	73,300	573,497
#	Hodogaya Chemical Co., Ltd.	265,000	826,726
	Hokkan Holdings, Ltd.	283,000	808,654
	Hokko Chemical Industry Co., Ltd.	90,000	260,077
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	5,789,984
*	Hokushin Co., Ltd.	61,400	120,392
	Honshu Chemical Industry Co., Ltd.	35,000	237,940
	Ihara Chemical Industry Co., Ltd.	155,000	570,165
#	Ise Chemical Corp.	83,000	443,004
#*	Ishihara Sangyo Kaisha, Ltd.	1,374,500	1,588,697
	Japan Carlit Co., Ltd.	59,800	307,709
	Japan Pure Chemical Co., Ltd.	7	18,622
	JSP Corp.	103,900	1,635,667
#	Kanto Denka Kogyo Co., Ltd.	195,000	714,014
*	Katakura Chikkarin Co., Ltd.	43,000	107,956
	Kawakin Holdings Co., Ltd.	11,000	33,463
	Kawasaki Kasei Chemicals, Ltd.	121,000	160,654
	Koatsu Gas Kogyo Co., Ltd.	163,493	993,522
	Kohsoku Corp.	61,900	508,489
	Konishi Co., Ltd.	66,900	914,639
#	Kumiai Chemical Industry Co., Ltd.	233,000	873,902
	Kureha Corp.	573,500	2,842,958
*	Kurimoto, Ltd.	702,000	1,454,489
	Kurosaki Harima Corp.	221,000	669,257
	Kyoei Steel, Ltd.	63,700	1,176,930
	Kyowa Leather Cloth Co., Ltd.	71,700	263,249
	Lintec Corp.	50,200	908,442
	MEC Co., Ltd.	61,200	213,896
*	Mitsubishi Paper Mills, Ltd.	1,159,000	1,052,113
	Mitsubishi Steel Manufacturing Co., Ltd.	554,000	1,389,763
	Mitsui Mining & Smelting Co., Ltd.	256,000	658,281
	Mory Industries, Inc.	154,000	512,520
	Nakabayashi Co., Ltd.	181,000	443,327
*	Nakayama Steel Works, Ltd.	639,000	579,643
	Neturen Co., Ltd.	152,800	1,139,674
	Nichia Steel Works, Ltd.	175,900	443,400
	Nihon Kagaku Sangyo Co., Ltd.	78,000	551,192
	Nihon Nohyaku Co., Ltd.	225,000	924,172
	Nihon Parkerizing Co., Ltd.	240,000	2,870,591
	Nihon Seiko Co., Ltd.	18,000	59,673
	Nihon Yamamura Glass Co., Ltd.	490,000	1,226,897
#	Nippon Carbide Industries Co., Inc.	209,000	303,077
#	Nippon Chemical Industrial Co., Ltd.	281,000	466,054
#	Nippon Chutetsukan K.K.	50,000	98,432
#	Nippon Chuzo K.K.	111,000	180,965
	Nippon Coke & Engineering Co., Ltd.	863,000	1,106,791
#	Nippon Concrete Industries Co., Ltd.	180,000	396,618
	Nippon Denko Co., Ltd.	394,000	1,771,207
	Nippon Fine Chemical Co., Ltd.	85,600	567,467
#	Nippon Kasei Chemical Co., Ltd.	309,000	529,512
#*	Nippon Kinzoku Co., Ltd.	222,000	400,549
	Nippon Koshuha Steel Co., Ltd.	366,000	403,178
	Nippon Light Metal Co., Ltd.	2,138,000	2,823,901
#*	Nippon Metal Industry Co., Ltd.	556,000	454,251
	Nippon Paint Co., Ltd.	5,200	35,915
	Nippon Pigment Co., Ltd.	43,000	102,594
	Nippon Pillar Packing Co., Ltd.	83,000	606,177
	Nippon Soda Co., Ltd.	557,000	2,509,833
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	256,000	1,466,612
#	Nippon Valqua Industries, Ltd.	328,000	847,336

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Materials — (Continued)
#*	Nippon Yakin Kogyo Co., Ltd.	509,500	$799,160
*	Nisshin Steel Co., Ltd.	209,000	319,779
	Nittetsu Mining Co., Ltd.	375,000	1,483,160
	Nitto FC Co., Ltd.	72,000	432,656
#	NOF Corp.	726,000	3,699,516
	Ohara, Inc.	3,100	31,853
	Okabe Co., Ltd.	186,900	929,038
	Okamoto Industries, Inc.	400,000	1,532,557
	Okura Industrial Co., Ltd.	305,000	936,901
	Osaka Organic Chemical Industry, Ltd.	66,000	336,428
	Osaka Steel Co., Ltd.	77,700	1,488,897
	Pacific Metals Co., Ltd.	614,000	2,967,610
#	Pack Corp. (The)	66,200	958,465
	Riken Technos Corp.	197,000	555,299
*	S Science Co., Ltd.	2,704,000	105,130
#	S.T. Chemical Co., Ltd.	77,000	970,727
	Sakai Chemical Industry Co., Ltd.	401,000	1,472,701
	Sakata INX Corp.	196,000	880,568
	Sanyo Chemical Industries, Ltd.	305,000	1,990,079
	Sanyo Special Steel Co., Ltd.	480,300	2,538,171
	Sekisui Plastics Co., Ltd.	209,000	799,577
	Shikoku Chemicals Corp.	184,000	979,921
	Shinagawa Refractories Co., Ltd.	224,000	646,842
	Shin-Etsu Polymer Co., Ltd.	224,100	934,812
	Shinko Wire Co., Ltd.	184,000	291,088
	Somar Corp.	43,000	106,391
#	Stella Chemifa Corp.	42,600	1,292,346
#	Sumitomo Bakelite Co., Ltd.	624,000	3,481,035
*	Sumitomo Light Metal Industries, Ltd.	1,767,000	1,625,728
	Sumitomo Osaka Cement Co., Ltd.	1,676,000	4,565,205
	Sumitomo Pipe & Tube Co., Ltd.	108,100	852,913
	Sumitomo Seika Chemicals Co., Ltd.	223,000	934,234
	T. Hasegawa Co., Ltd.	121,300	1,862,221
	Taiheiyo Cement Corp.	85,000	162,677
	Taisei Lamick Co., Ltd.	18,900	591,889
	Taiyo Holdings Co., Ltd.	68,300	1,760,262
	Takasago International Corp.	356,000	1,646,758
	Takiron Co., Ltd.	304,000	1,030,357
	Tayca Corp.	151,000	598,267
	Tenma Corp.	87,000	775,077
#	Titan Kogyo K.K.	78,000	386,932
	Toagosei Co., Ltd.	1,096,000	4,483,673
#	Toda Kogyo Corp.	161,000	1,429,454
#	Toho Titanium Co., Ltd.	132,900	2,274,807
	Toho Zinc Co., Ltd.	551,000	2,090,262
#	Tokai Carbon Co., Ltd.	825,000	4,468,390
	Tokushu Tokai Paper Co., Ltd.	501,580	1,126,121
#	Tokuyama Corp.	1,202,000	3,812,193
	Tokyo Ohka Kogyo Co., Ltd.	180,800	3,580,325
#	Tokyo Rope Manufacturing Co., Ltd.	558,000	1,084,114
	Tokyo Steel Manufacturing Co., Ltd.	316,400	2,562,872
	Tokyo Tekko Co., Ltd.	3,000	8,530
	TOMOEGAWA CO., LTD.	125,000	258,267
	Tomoku Co., Ltd.	294,000	780,865
	Topy Industries, Ltd.	781,000	1,914,048
	Toyo Ink SC Holdings Co., Ltd.	735,000	2,716,386
	Toyo Kohan Co., Ltd.	247,000	853,242
	TYK Corp.	138,000	328,784
#	Ube Material Industries, Ltd.	226,000	691,700
	Wood One Co., Ltd.	169,000	611,550
	Yodogawa Steel Works, Ltd.	786,500	3,405,352

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
* Yuki Gosei Kogyo Co., Ltd.	64,000	$154,755
Yushiro Chemical Industry Co., Ltd.	47,100	520,021
Total Materials		173,637,566

Utilities — (0.5%)
Hokkaido Gas Co., Ltd.	210,000	725,468
Hokuriku Gas Co., Ltd.	99,000	263,737
Okinawa Electric Power Co., Ltd.	63,871	2,722,445
Saibu Gas Co., Ltd.	1,279,000	3,369,842
Shizuoka Gas Co., Ltd.	241,500	1,528,644
Total Utilities		8,610,136
TOTAL COMMON STOCKS		1,529,702,877
RIGHTS/WARRANTS — (0.0%)
* Oak Capital Corp. Warrants 08/31/12	53,135	25,542

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (9.8%)
§@DFA Short Term Investment Fund	166,000,000	166,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12 (Collateralized
by U.S. Treasury Note 1.375%, 09/30/18, valued at $667,386) to be repurchased at
$654,306	$654	654,300

TOTAL SECURITIES LENDING COLLATERAL		166,654,300

TOTAL INVESTMENTS — (100.0%)
(Cost $1,832,235,713)^		$1,696,382,719
____________________

^     The cost for federal income taxes is $1,833,532,699.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (83.2%)
AUSTRALIA — (52.6%)
*	ABM Resources NL	4,447,721	$253,241
*	Acacia Coal, Ltd.	1,958,775	97,796
#*	A-Cap Resources, Ltd.	332,583	81,864
*	Acer Energy, Ltd.	229,729	29,205
#	Acrux, Ltd.	494,126	1,447,826
	Adelaide Brighton, Ltd.	1,927,272	5,693,709
#	Aditya Birla Minerals, Ltd.	878,000	617,784
*	ADX Energy, Ltd.	473,905	32,833
*	AED Oil, Ltd.	363,401	53,894
*	African Iron, Ltd.	37,307	13,530
*	Ainsworth Game Technology, Ltd.	326,556	163,037
*	AJ Lucas Group, Ltd.	317,969	334,975
#*	Alchemia, Ltd.	724,903	223,079
#	Alesco Corp., Ltd.	457,971	542,020
#*	Alkane Resources, Ltd.	938,520	868,206
*	Alliance Resources, Ltd.	444,483	95,432
*	Allied Gold Mining P.L.C.	17,047	38,196
#*	Altona Mining, Ltd.	1,108,169	227,824
*	Amadeus Energy, Ltd.	819,137	171,948
#	Amalgamated Holdings, Ltd.	462,247	2,664,352
	Amcom Telecommunications, Ltd.	529,694	438,992
#*	Ampella Mining, Ltd.	225,174	343,405
	Ansell, Ltd.	503,479	7,475,505
#*	Antares Energy, Ltd.	937,175	410,803
#	AP Eagers, Ltd.	44,147	537,434
	APA Group, Ltd.	666,450	3,058,727
#*	Apex Minerals NL	3,458,027	17,682
#	APN News & Media, Ltd.	1,865,918	1,357,880
#*	Aquarius Platinum, Ltd.	1,035,154	2,478,197
#*	Arafura Resources, Ltd.	1,093,749	409,235
#	ARB Corp., Ltd.	339,077	2,683,548
	Ariadne Australia, Ltd.	267,324	89,248
#	Aristocrat Leisure, Ltd.	1,897,825	4,262,477
#	ASG Group, Ltd.	356,085	314,429
#*	Aspire Mining, Ltd.	902,429	341,119
#*	Astron, Ltd.	87,221	227,930
#*	Atlantic, Ltd.	238,482	304,914
#*	Aurora Oil & Gas, Ltd.	1,265,748	4,387,027
	Ausdrill, Ltd.	1,127,632	3,455,631
#	Ausenco, Ltd.	196,579	497,004
*	Ausgold, Ltd.	52,096	48,043
#	Austal, Ltd.	581,980	1,279,052
*	Austar United Communications, Ltd.	2,887,442	3,524,390
	Austbrokers Holdings, Ltd.	89,395	551,154
#	Austin Engineering, Ltd.	179,622	725,931
*	Austpac Resources NL	2,524,951	121,474
*	Australian Agricultural Co., Ltd.	923,263	1,259,011
#	Australian Infrastructure Fund NL	3,166,751	6,232,048
	Australian Pharmaceutical Industries, Ltd.	5,528,865	1,502,797
*	Australian Worldwide Exploration, Ltd.	2,047,923	2,724,894
	Automotive Holdings Group NL	559,572	991,554
*	Autron Corporation, Ltd.	989,247	—
*	Avanco Resources, Ltd.	2,010,636	206,201
#	AVJennings, Ltd.	5,185,036	2,006,702
*	Azimuth Resources, Ltd.	386,980	197,142
#*	Azumah Resources, Ltd.	737,953	311,722
*	Ballarat South Gold, Ltd.	1,996	—
#*	Bandanna Energy, Ltd.	622,869	394,271

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#	Bank of Queensland, Ltd.	398,694	$2,969,579
#*	Bannerman Resources, Ltd.	332,217	68,394
#*	BC Iron, Ltd.	252,005	681,273
	Beach Energy, Ltd.	4,828,492	6,084,689
#*	Beadell Resources, Ltd.	1,500,515	924,568
#*	Berkeley Resources, Ltd.	434,006	160,638
	Beyond International, Ltd.	61,256	43,857
#	Billabong International, Ltd.	843,248	1,525,603
#*	Bionomics, Ltd.	207,468	125,713
*	Biota Holdings, Ltd.	1,027,571	838,782
*	Bisalloy Steel Group, Ltd.	469,001	126,245
#	Blackmores, Ltd.	76,842	2,239,868
*	BlueScope Steel, Ltd.	10,743,876	4,431,884
#*	BMA Gold, Ltd.	1,829,221	953,946
#	Boart Longyear Group	2,239,911	6,368,916
*	Boom Logistics, Ltd.	211,688	48,924
*	Boulder Steel, Ltd.	1,667,795	59,771
	Bradken, Ltd.	785,359	5,736,837
#	Breville Group, Ltd.	598,466	1,674,940
#	Brickworks, Ltd.	132,797	1,469,191
*	Brockman Resources, Ltd.	10,283	21,411
	BSA, Ltd.	642,847	131,124
#	BT Investment Management, Ltd.	193,869	356,901
*	Buccaneer Energy, Ltd.	2,801,232	169,217
*	Buru Energy, Ltd.	256,598	321,563
	Cabcharge Australia, Ltd.	503,044	2,295,576
	Calliden Group, Ltd.	633,393	122,574
	Campbell Brothers, Ltd.	183,237	9,175,496
#*	Cape Lambert Resources, Ltd.	373,413	181,579
*	Cape Range Wireless, Ltd.	7,260	—
#*	Capral, Ltd.	58,499	10,463
#	Cardno, Ltd.	332,245	1,763,182
#*	Carnarvon Petroleum, Ltd.	3,885,525	384,373
*	Carnegie Wave Energy, Ltd.	1,008,948	57,538
#	carsales.com, Ltd.	961,726	4,687,260
#	Cash Converters International, Ltd.	1,180,931	645,534
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	111,357	381,528
*	Centaurus Metals, Ltd.	143,557	73,396
*	Central Petroleum, Ltd.	1,759,865	92,423
*	Centrex Metals, Ltd.	51,889	14,818
#*	Ceramic Fuel Cells, Ltd.	4,248,715	457,751
#*	Cerro Resources NL	1,961,035	211,817
#*	CGA Mining, Ltd.	10,124	20,660
#*	Chalice Gold Mines, Ltd.	320,684	86,662
	Challenger, Ltd.	412,725	1,740,980
	Chandler Macleod Group, Ltd.	338,118	126,000
*	Chemeq, Ltd.	166,742	—
*	ChemGenex Pharmaceuticals, Ltd.	115,291	2,948
*	Chesser Resources, Ltd.	156,921	77,057
#*	Citigold Corp., Ltd.	3,765,806	262,340
#	Clarius Group, Ltd.	1,099,217	421,532
#*	Clinuvel Pharmaceuticals, Ltd.	118,435	186,356
#	Clough, Ltd.	1,527,345	1,077,740
	Clover Corp., Ltd.	269,348	80,344
*	CO2 Group, Ltd.	844,559	137,612
#*	Coal of Africa, Ltd.	601,070	511,375
#*	Coalspur Mines, Ltd.	1,239,823	1,935,865
#*	Cobar Consolidated Resources, Ltd.	112,626	60,089
*	Cockatoo Coal, Ltd.	3,265,604	1,247,106
#	Codan, Ltd.	156,399	195,257

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
*	Coffey International, Ltd.	1,048,636	$457,508
	Collection House, Ltd.	1,774,073	1,268,235
*	Comet Ridge, Ltd.	65,567	10,705
#	Consolidated Media Holdings, Ltd.	1,276,820	3,395,462
*	Continental Coal, Ltd.	564,114	98,534
*	Cooper Energy, Ltd.	336,842	113,446
	Coventry Group, Ltd.	144,778	344,170
#	Credit Corp. Group, Ltd.	110,382	505,961
*	Crusader Resources, Ltd.	155,861	125,152
#	CSG, Ltd.	674,612	409,648
	CSR, Ltd.	2,491,176	4,987,698
	CTI Logistics, Ltd.	6,000	8,653
#*	Cudeco, Ltd.	399,317	1,513,940
#*	Cue Energy Resources, Ltd.	1,264,976	270,680
#	Customers, Ltd.	494,648	500,722
*	Data#3, Ltd.	205,654	240,853
#	David Jones, Ltd.	1,881,866	4,548,695
#	Decmil Group, Ltd.	470,416	986,810
*	Deep Yellow, Ltd.	850,894	113,445
#*	Devine, Ltd.	497,498	370,658
#*	Discovery Metals, Ltd.	1,249,162	1,676,876
	Domino’s Pizza Enterprises, Ltd.	13,757	110,840
#*	Downer EDI, Ltd.	1,768,446	5,772,439
*	Dragon Mining, Ltd.	170,143	212,638
#*	Drillsearch Energy, Ltd.	726,602	599,871
	DUET Group, Ltd.	4,437,176	7,965,931
#	DuluxGroup, Ltd.	1,538,157	4,532,941
#	DWS, Ltd.	242,161	310,090
#*	Dyesol, Ltd.	383,671	101,921
#*	Elders, Ltd.	1,380,363	366,900
#*	Elemental Minerals, Ltd.	388,188	418,648
*	Ellect Holdings, Ltd.	482	—
#	Emeco Holdings, Ltd.	2,143,907	2,113,699
*	Endeavour Mining Corp.	381,222	931,892
#*	Energy Resources of Australia, Ltd.	638,803	799,695
#*	Energy World Corp., Ltd.	3,906,481	2,725,458
*	Engenco, Ltd.	22,880	24,964
#	Envestra, Ltd.	5,142,027	3,752,254
#*	Equatorial Resources, Ltd.	176,571	302,271
	Euroz, Ltd.	74,221	94,988
*	Evolution Mining, Ltd.	1,257,818	1,939,047
#	Exco Resources, Ltd.	429,909	81,394
#*	Extract Resources, Ltd.	262,940	2,274,542
#	Fantastic Holdings, Ltd.	355,613	801,544
*	FAR, Ltd.	5,163,174	148,633
	Finbar Group, Ltd.	58,051	52,707
*	Finders Resources, Ltd.	7,442	2,740
	FKP Property Group, Ltd.	3,090,231	1,509,471
#	Fleetwood Corp., Ltd.	284,707	3,484,578
#	FlexiGroup, Ltd.	597,372	1,137,846
#	Flight Centre, Ltd.	192,954	3,179,152
#*	Flinders Mines, Ltd.	6,909,293	1,975,219
*	Focus Minerals, Ltd.	18,734,882	978,109
*	Forest Enterprises Australia, Ltd.	2,849,173	—
#	Forge Group, Ltd.	242,109	1,188,942
#*	Forte Energy NL	1,036,232	28,617
	G8 Education, Ltd.	67,817	39,554
#*	Galaxy Resources, Ltd.	760,450	548,312
	Gazal Corp., Ltd.	104,542	178,887
#*	Geodynamics, Ltd.	1,015,653	161,211
#*	Gindalbie Metals, Ltd.	2,600,255	1,398,848

The Asia Pacific Small Company Series
continued

		Shares	Value††
AUSTRALIA — (Continued)
#*	Gloucester Coal, Ltd.	232,730	$2,046,602
#*	Gold Road Resources, Ltd.	111,697	35,648
*	Golden Rim Resources, Ltd.	722,577	81,862
#	Goodman Fielder, Ltd.	8,296,037	3,673,797
	GrainCorp, Ltd.	759,612	6,078,950
#	Grange Resources, Ltd.	1,245,669	712,691
#*	Great Southern, Ltd.	9,302,784	—
#*	Greenland Minerals & Energy, Ltd.	711,078	330,623
#*	Gryphon Minerals, Ltd.	1,030,817	1,214,095
#	GUD Holdings, Ltd.	432,916	3,121,416
*	Gujarat NRE Coking Coal, Ltd.	119,865	22,209
#*	Gunns, Ltd.	2,872,620	368,447
#	GWA Group, Ltd.	1,061,543	2,320,665
#*	Hastie Group, Ltd.	81,042	46,578
*	Havilah Resources NL	258,836	177,702
	HFA Holdings, Ltd.	235,865	201,695
	HGL, Ltd.	102,586	111,601
#*	Highlands Pacific, Ltd.	2,651,500	367,553
#*	Hillgrove Resources, Ltd.	909,242	181,523
#	Hills Holdings, Ltd.	986,165	1,135,253
#*	Horizon Oil, Ltd.	4,076,594	836,909
*	Hutchison Telecommunications Australia, Ltd.	7,262,431	434,561
#*	Icon Energy, Ltd.	1,077,030	182,164
*	IDM International, Ltd.	23,969	3,310
#	iiNet, Ltd.	581,396	1,696,892
	Iluka Resources, Ltd.	401,932	6,366,203
#	Imdex, Ltd.	891,692	1,687,076
#	IMF Australia, Ltd.	314,016	417,856
#*	IMX Resources, Ltd.	594,082	190,453
#	Independence Group NL	1,024,848	3,959,817
*	Indo Mines, Ltd.	81,968	22,921
#*	Indophil Resources NL	3,118,946	1,320,565
#	Industrea, Ltd.	1,462,998	1,463,816
#	Infigen Energy, Ltd.	1,622,704	447,584
#	Infomedia, Ltd.	1,458,074	320,326
#*	Integra Mining, Ltd.	3,188,345	1,760,940
#	Integrated Research, Ltd.	261,513	125,540
#*	Intrepid Mines, Ltd.	1,794,707	2,007,539
#	Invocare, Ltd.	572,622	4,509,447
#	IOOF Holdings, Ltd.	989,055	5,164,887
	Iress Market Technology, Ltd.	476,807	3,377,336
#*	Iron Ore Holdings, Ltd.	336,216	472,788
#*	Ivanhoe Australia, Ltd.	396,947	577,160
#	JB Hi-Fi, Ltd.	450,518	5,193,555
#*	Jupiter Mines, Ltd.	465,443	129,185
#	K&S Corp., Ltd.	210,812	254,195
#*	Kagara, Ltd.	1,743,898	456,084
*	Kagara, Ltd.	201,495	52,553
#*	Kangaroo Resources, Ltd.	2,874,627	426,817
*	Karoon Gas Australia, Ltd.	667,086	3,072,000
#*	Kasbah Resources, Ltd.	478,599	73,591
*	KBL Mining, Ltd.	204,110	56,437
#	Kingsgate Consolidated, Ltd.	573,622	3,359,677
#*	Kingsrose Mining, Ltd.	608,858	882,332
*	Lednium, Ltd.	195,019	15,957
#*	Lemarne Corp., Ltd.	25,882	14,061
*	Linc Energy, Ltd.	1,497,847	1,676,871
#*	Liquefied Natural Gas, Ltd.	595,144	162,135
	Little World Beverages, Ltd.	502	1,645
	Lycopodium, Ltd.	56,126	343,629
#	M2 Telecommunications Group, Ltd.	377,934	1,080,077

The Asia Pacific Small Company Series
continued

		Shares	Value††
AUSTRALIA — (Continued)
*	MacMahon Holdings, Ltd.	3,174,294	$1,812,132
#*	Macmin Silver, Ltd.	2,951,370	240,600
*	Macquarie Atlas Roads Group NL	311,785	430,333
#	Macquarie Telecom Group, Ltd.	35,019	254,838
#*	Magma Metals, Ltd.	240,771	27,276
*	Manhattan Corp., Ltd.	7,972	1,802
#*	Marengo Mining, Ltd.	1,428,204	313,991
#	Matrix Composites & Engineering, Ltd.	130,877	407,070
	MaxiTRANS Industries, Ltd.	942,578	367,004
	Mayne Pharma Group, Ltd.	205,191	79,648
#	McGuigan Simeon Wines, Ltd.	2,437,348	733,868
#	McMillan Shakespeare, Ltd.	228,148	2,000,886
#	McPherson’s, Ltd.	303,441	537,098
#	Medusa Mining, Ltd.	617,332	2,832,694
#	Melbourne IT, Ltd.	440,506	697,763
#*	MEO Australia, Ltd.	681,039	121,381
#	Mermaid Marine Australia, Ltd.	906,563	2,631,833
#*	Mesoblast, Ltd.	169,618	1,192,383
*	Metals X, Ltd.	173,131	41,602
#*	Metgasco, Ltd.	667,052	272,742
*	Metminco, Ltd.	1,879,249	230,969
*	MetroCoal, Ltd.	68,725	34,068
#*	MHM Metals, Ltd.	287,217	264,435
#	Mincor Resources NL	990,706	685,327
#*	Minemakers, Ltd.	102,785	28,814
#*	Mineral Deposits, Ltd.	222,046	1,153,561
	Mineral Resources, Ltd.	388,955	4,376,479
#*	Mirabela Nickel, Ltd.	1,647,279	1,882,381
#*	Molopo Energy, Ltd.	1,186,993	774,119
#*	Moly Mines, Ltd.	25,253	8,002
#	Monadelphous Group, Ltd.	319,624	6,571,746
*	Morning Star Gold NL	332,749	78,469
#	Mortgage Choice, Ltd.	631,109	826,100
#	Mount Gibson Iron, Ltd.	2,962,399	3,385,503
#	MSF Sugar, Ltd.	81,056	366,903
#*	Murchison Metals, Ltd.	1,229,022	546,805
#	Myer Holdings, Ltd.	2,954,756	5,833,130
	MyState, Ltd.	25,088	86,245
#*	Nanosonics, Ltd.	259,364	158,865
#	National Can Industries, Ltd.	97,017	104,686
#*	Navigator Resources, Ltd.	1,876,284	27,052
#	Navitas, Ltd.	1,157,537	4,138,972
#*	New Guinea Energy, Ltd.	359,345	16,834
*	NewSat, Ltd.	38,743	23,191
#*	Nexbis, Ltd.	580,630	48,662
*	Nexus Energy, Ltd.	4,594,720	963,824
#	NIB Holdings, Ltd.	542,247	833,505
*	Nido Petroleum, Ltd.	6,093,154	248,021
#*	Noble Mineral Resources, Ltd.	859,168	423,880
#	Norfolk Group, Ltd.	302,473	327,452
*	North Australian Diamonds, Ltd.	16,663	4,408
#*	Northern Iron, Ltd.	499,291	327,388
*	Northern Star Resources, Ltd.	940,055	762,965
*	Norton Gold Fields, Ltd.	515,173	93,026
	NRW Holdings, Ltd.	798,432	2,108,199
#*	Nucoal Resources NL	429,538	120,569
*	Nufarm, Ltd.	754,110	3,197,378
	Oakton, Ltd.	378,695	479,090
#*	Oilex, Ltd.	247,428	56,267
*	OneSteel, Ltd.	3,720,920	2,660,380
#*	Orocobre, Ltd.	257,530	334,276

The Asia Pacific Small Company Series
continued

		Shares	Value††
AUSTRALIA — (Continued)
#	OrotonGroup, Ltd.	89,486	$695,696
*	Otto Energy, Ltd.	1,518,553	140,280
#	Pacific Brands, Ltd.	4,412,120	2,480,064
*	Pacific Niugini, Ltd.	200,616	90,450
#*	Paladin Energy, Ltd.	2,824,953	3,972,632
#*	Pan Pacific Petroleum NL	1,094,343	157,630
*	PanAust, Ltd.	1,780,618	5,843,964
#*	Pancontinental Oil & Gas NL	1,057,588	83,166
#	Panoramic Resources, Ltd.	971,509	1,151,683
*	PaperlinX, Ltd.	2,771,649	237,720
*	Papillon Resources, Ltd.	32,010	18,843
	Patties Foods, Ltd.	36,136	61,486
#	Peet, Ltd.	1,096,798	896,005
#*	Peninsula Energy, Ltd.	5,178,834	189,656
#*	Perilya, Ltd.	1,461,946	494,148
#	Perpetual Trustees Australia, Ltd.	190,719	3,977,522
#*	Perseus Mining, Ltd.	1,605,654	3,982,596
#*	Pharmaxis, Ltd.	1,018,699	1,088,168
*	Photon Group, Ltd.	371,433	20,194
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	1,251,560	105,611
#*	Pluton Resources, Ltd.	538,056	123,238
	PMP, Ltd.	2,395,607	1,203,807
*	Poseidon Nickel, Ltd.	452,002	82,968
#	Premier Investments, Ltd.	262,755	1,277,171
#*	Prima Biomed, Ltd.	2,338,194	381,923
#	Primary Health Care, Ltd.	1,960,174	6,168,563
#	Prime Media Group, Ltd.	1,777,139	1,223,591
#	PrimeAg, Ltd.	64,299	70,079
	Programmed Maintenance Service, Ltd.	549,269	1,242,825
*	QRxPharma, Ltd.	109,867	169,238
*	Quickstep Holdings, Ltd.	462,355	80,166
#	Ramelius Resources, Ltd.	1,268,789	1,395,700
*	Range Resources, Ltd.	51,250	6,488
#	RCR Tomlinson, Ltd.	1,056,974	1,712,705
#	REA Group, Ltd.	211,832	2,712,118
	Reckon, Ltd.	215,815	516,995
*	Red 5, Ltd.	9,022	15,056
#*	Red Fork Energy, Ltd.	605,587	520,949
	Redflex Holdings, Ltd.	377,855	643,976
	Reece Australia, Ltd.	238,457	4,476,495
#*	Reed Resources, Ltd.	698,001	218,320
#*	Regis Resources, Ltd.	1,195,060	4,153,550
#	Reject Shop, Ltd. (The)	117,972	1,241,853
*	Resolute Mining, Ltd.	2,026,007	3,429,526
#*	Resource & Investment NL	283,117	185,485
*	Resource Equipment, Ltd.	118,411	40,537
*	Resource Generation, Ltd.	338,381	128,346
	Retail Food Group, Ltd.	53,237	133,070
#*	Rex Minerals, Ltd.	403,087	576,231
#*	Rialto Energy, Ltd.	1,264,038	308,894
#	Ridley Corp., Ltd.	1,283,068	1,375,612
*	RiverCity Motorway Group, Ltd.	1,563,354	—
#*	Robust Resources, Ltd.	136,513	187,138
#*	Roc Oil Co., Ltd.	6,490,268	1,688,226
	Runge, Ltd.	30,702	11,481
#	Ruralco Holdings, Ltd.	88,146	295,102
#	SAI Global, Ltd.	1,064,331	4,901,978
*	Salinas Energy, Ltd.	1,265,718	660,290
#	Salmat, Ltd.	664,807	1,636,802
#*	Samson Oil & Gas, Ltd.	5,178,299	507,130

The Asia Pacific Small Company Series
continued

		Shares	Value††
AUSTRALIA — (Continued)
#*	Sandfire Resources NL	394,850	$2,655,623
*	Santos, Ltd.	182,362	2,282,174
*	Saracen Mineral Holdings, Ltd.	1,959,658	1,517,601
	Schaffer Corp., Ltd.	33,766	112,338
#	Sedgman, Ltd.	401,236	751,634
#	Seek, Ltd.	666,916	3,866,846
#	Select Harvests, Ltd.	292,826	514,521
*	Senex Energy, Ltd.	2,170,206	1,409,230
#	Servcorp, Ltd.	301,327	805,553
#*	Service Stream, Ltd.	1,432,710	439,071
	Seven Group Holdings, Ltd.	544,133	3,939,065
	Seven West Media, Ltd.	603,065	1,997,399
#	Sigma Pharmaceuticals, Ltd.	4,898,960	2,758,769
*	Sihayo Gold, Ltd.	603,971	64,730
#*	Silex System, Ltd.	532,291	1,335,282
#*	Silver Lake Resources, Ltd.	660,551	2,053,592
*	Sipa Resources International NL	416,066	59,095
#	Sirtex Medical, Ltd.	218,046	998,857
#	Skilled Group, Ltd.	490,220	829,230
	Slater & Gordon, Ltd.	24,701	45,208
#	SMS Management & Technology, Ltd.	426,040	1,971,218
*	Southern Cross Electrical Engineering, Ltd.	16,785	14,081
	Southern Cross Media Group, Ltd.	2,546,520	2,803,844
#	SP Telemedia, Ltd.	1,519,352	2,065,858
	Spark Infrastructure Group, Ltd.	5,543,872	7,788,490
#	Specialty Fashion Group, Ltd.	809,557	376,513
#	Spotless Group, Ltd.	1,215,571	2,949,267
#*	St. Barbara, Ltd.	1,636,736	3,287,198
#*	Starpharma Holdings, Ltd.	818,617	952,927
*	Straits Resources, Ltd.	878,069	581,312
*	Strike Energy, Ltd.	88,132	9,512
	Structural Systems, Ltd.	138,772	114,977
#	STW Communications Group, Ltd.	885,459	761,532
#*	Sundance Energy Australia, Ltd.	786,380	335,145
#*	Sundance Resources, Ltd.	8,756,539	3,539,328
*	Sunland Group, Ltd.	741,191	500,236
#	Super Retail Group, Ltd.	1,268,454	6,882,737
*	Swick Mining Services, Ltd.	71,883	22,189
#	Symex Holdings, Ltd.	513,662	76,000
#	Talent2 International, Ltd.	472,312	241,533
*	Talisman Mining, Ltd.	217,981	74,826
#*	Tanami Gold NL	531,462	364,859
*	Tap Oil, Ltd.	1,450,696	883,690
#	Tassal Group, Ltd.	626,912	896,228
#	Technology One, Ltd.	1,322,653	1,348,002
#	Ten Network Holdings, Ltd.	3,492,166	2,993,778
*	Terramin Australia, Ltd.	155,209	21,414
#*	Texon Petroleum, Ltd.	738,375	422,542
#	TFS Corp., Ltd.	1,393,854	881,921
#	Thakral Holdings Group, Ltd.	2,559,697	1,408,590
	ThinkSmart, Ltd.	146,612	60,812
#	Thorn Group, Ltd.	370,228	609,646
*	Thundelarra Exploration, Ltd.	260,965	39,938
#*	Tiger Resources, Ltd.	1,751,101	657,174
*	TNG, Ltd.	87,408	7,179
*	Toro Energy, Ltd.	70,156	6,313
	Tox Free Solutions, Ltd.	428,631	949,181
#	Transfield Services, Ltd.	1,880,286	4,164,576
#*	Transpacific Industries Group, Ltd.	4,533,180	3,786,246
#	Troy Resources NL	396,528	1,740,186
#	Trust Co., Ltd. (The)	85,563	443,421

The Asia Pacific Small Company Series
continued

		Shares	Value††
AUSTRALIA — (Continued)
	UGL, Ltd.	143,161	$1,739,745
*	Unity Mining, Ltd.	92,075	9,348
#	UXC, Ltd.	1,169,545	478,428
#*	Venture Minerals, Ltd.	450,858	129,224
*	Venturex Resources, Ltd.	42,171	3,023
	Village Roadshow, Ltd.	855,994	2,626,275
#*	Virgin Australia Holdings, Ltd.	7,648,897	2,221,611
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	4,484
#	Watpac, Ltd.	711,698	771,053
#	WDS, Ltd.	375,342	229,823
*	Webfirm Group, Ltd.	124,813	7,449
#	Webjet, Ltd.	356,064	906,103
	Webster, Ltd.	144,737	69,458
#	Western Areas NL	596,079	3,107,351
*	Western Desert Resouurces, Ltd.	46,483	21,170
*	Westgold Resources, Ltd.	59,310	11,894
#*	White Energy Co., Ltd.	643,913	250,052
	WHK Group, Ltd.	1,202,433	1,014,374
#	Wide Bay Australia, Ltd.	81,906	614,013
#*	WildHorse Energy, Ltd.	212,714	32,729
*	Willmott Forests, Ltd.	17,224	—
#*	Windimurra Vanadium, Ltd.	537,429	—
#	Wotif.com Holdings, Ltd.	505,776	1,842,098
#	WPG Resources, Ltd.	702,896	55,219
#*	YTC Resources, Ltd.	73,367	31,629
TOTAL AUSTRALIA			518,724,650

HONG KONG — (15.4%)
	Aeon Credit Service (Asia) Co., Ltd.	580,000	421,723
	Aeon Stores Hong Kong Co., Ltd.	234,000	530,134
	Alco Holdings, Ltd.	1,426,000	464,056
	Allan International Holdings, Ltd.	720,000	189,924
	Allied Group, Ltd.	683,200	1,603,512
	Allied Overseas, Ltd.	50,000	23,215
	Allied Properties, Ltd.	12,297,857	1,694,758
*	Amax Holdings, Ltd.	9,312,000	104,022
*	Apac Resources, Ltd.	12,620,000	534,920
*	Apollo Solar Energy Technology Holdings, Ltd.	11,692,000	427,551
	APT Satellite Holdings, Ltd.	1,275,000	212,421
*	Artel Solutions Group Holdings, Ltd.	7,885,000	103,079
*	Artini China Co., Ltd.	2,481,000	47,466
	Arts Optical International Holdings, Ltd.	730,000	196,397
	Asia Financial Holdings, Ltd.	2,474,908	862,181
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,955,085
	Asia Standard Hotel Group, Ltd.	11,797,218	788,671
	Asia Standard International Group, Ltd.	13,365,185	2,061,718
	Associated International Hotels, Ltd.	980,000	1,891,761
	Aupu Group Holding Co., Ltd.	2,504,000	189,813
	Automated Systems Holdings, Ltd.	394,000	47,256
	Bauhaus International Holdings, Ltd.	662,000	158,143
*	Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.	2,440,000	10,639
*	Bel Global Resources Holdings, Ltd.	2,576,000	47,098
*	Bio-Dynamic Group, Ltd.	2,544,000	254,551
*	Birmingham International Holdings, Ltd.	6,502,000	127,251
	Bonjour Holdings, Ltd.	4,356,000	664,949
	Bossini International Holdings, Ltd.	3,871,500	287,798
#*	Burwill Holdings, Ltd.	8,888,960	119,879
	Cafe de Coral Holdings, Ltd.	1,006,000	2,303,114
*	Capital Estate, Ltd.	5,151,000	124,627
*	Carico Holdings, Ltd.	13,640,000	621,021
	Century City International Holdings, Ltd.	6,419,460	428,679

The Asia Pacific Small Company Series
continued

		Shares	Value††
HONG KONG — (Continued)
*	Century Sunshine Group Holdings, Ltd.	3,655,000	$101,736
	Champion Technology Holdings, Ltd.	14,734,387	194,874
	Chen Hsong Holdings, Ltd.	898,000	277,902
	Cheuk Nang Holdings, Ltd.	386,457	137,817
	Chevalier International Holdings, Ltd.	737,482	737,194
	Chevalier Pacific Holdings, Ltd.	5,497,500	138,571
*	China Best Group Holding, Ltd.	3,721,400	42,798
*	China Billion Resources, Ltd.	4,876,000	54,620
*	China Boon Holdings, Ltd.	6,200,000	103,567
*	China CBM Group, Ltd.	6,930,301	93,295
*	China Digicontent Co., Ltd.	2,710,000	3,489
*	China Digital Licensing Group, Ltd.	2,190,000	76,078
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	240,647
*	China Energy Development Holdings, Ltd.	21,966,000	287,960
*	China Financial Services Holdings, Ltd.	954,000	56,995
*	China Flavors & Fragrances Co., Ltd.	144,924	25,146
*	China Gamma Group, Ltd.	7,500,000	150,480
*	China Infrastructure Investment, Ltd.	8,680,000	223,527
*	China Investments Holdings, Ltd.	149,000	4,203
#*	China Mandarin Holdings, Ltd.	5,012,400	77,204
	China Metal International Holdings, Ltd.	2,582,000	444,383
*	China Motion Telecom International, Ltd.	5,080,000	74,542
	China Motor Bus Co., Ltd.	50,000	400,347
*	China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	54,215
*	China Oriental Culture Group, Ltd.	3,600,000	168,842
*	China Pipe Group, Ltd.	100,000	385
#*	China Public Procurement, Ltd.	5,230,000	—
*	China Renji Medical Group, Ltd.	12,784,000	98,761
#*	China Resources and Transportation Group, Ltd.	32,400,000	1,268,191
#*	China Solar Energy Holdings, Ltd.	37,990,000	258,872
*	China Strategic Holdings, Ltd.	12,585,000	248,884
#	China Taisan Technology Group Holdings, Ltd.	564,915	40,015
	China Ting Group Holdings, Ltd.	2,443,151	146,124
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	53,987
*	China WindPower Group, Ltd.	14,630,000	543,867
*	China Yunnan Tin Minerals Group Co., Ltd.	9,428,000	31,417
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	144,402
	Chinney Investments, Ltd.	1,144,000	130,790
	Chong Hing Bank, Ltd.	878,000	1,558,151
	Chow Sang Sang Holdings International, Ltd.	24,680	55,313
	Chu Kong Shipping Development Co., Ltd.	2,188,000	328,639
*	Chuang’s China Investments, Ltd.	3,388,000	171,536
	Chuang’s Consortium International, Ltd.	3,569,965	338,974
*	Chun Wo Development Holdings, Ltd.	2,002,926	92,574
#	Citic Telecom International Holdings, Ltd.	4,388,000	900,640
*	City e-Solutions, Ltd.	186,000	15,794
#	City Telecom, Ltd.	1,540,751	804,279
	CK Life Sciences International Holdings, Inc.	12,548,000	555,949
*	Climax International Co., Ltd.	40,700	131
	CNT Group, Ltd.	8,315,264	416,253
*	COL Capital, Ltd.	2,725,840	350,133
	Computer & Technologies Holdings, Ltd.	432,000	89,034
	Continental Holdings, Ltd.	5,148,250	53,547
	Cosmos Machinery Enterprises, Ltd.	1,616,400	120,246
*	Cosway Corp., Ltd.	1,950,000	261,225
*	CP Lotus Corp., Ltd.	11,420,000	403,801
	Cross-Harbour Holdings, Ltd. (The)	659,520	535,032
	CSI Properties, Ltd.	22,229,625	642,032
*	CST Mining Group, Ltd.	71,688,000	579,254
*	Culture Landmark Investment, Ltd.	10,196,000	110,310
*	Culturecom Holdings, Ltd.	1,020,000	119,185

The Asia Pacific Small Company Series
continued

		Shares	Value††
HONG KONG — (Continued)
	Dah Sing Banking Group, Ltd.	1,071,840	$911,029
	Dah Sing Financial Holdings, Ltd.	520,550	1,553,607
*	Dan Form Holdings Co., Ltd.	3,261,260	221,807
#*	Dejin Resources Group Co., Ltd.	23,892,000	202,707
	Dickson Concepts International, Ltd.	924,500	479,983
*	Doxen Energy Group, Ltd.	542,796	76,924
	DVN Holdings, Ltd.	2,183,000	75,768
	Dynamic Holdings, Ltd.	374,000	57,927
	Eagle Nice International Holdings, Ltd.	1,078,000	208,977
#	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	230,091
*	eForce Holdings, Ltd.	80,960	2,131
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	e-Kong Group, Ltd.	620,000	24,702
	Emperor Entertainment Hotel, Ltd.	2,440,000	347,844
	Emperor International Holdings, Ltd.	5,836,753	898,086
#	Emperor Watch & Jewellery, Ltd.	11,770,000	1,475,446
*	ENM Holdings, Ltd.	15,112,000	1,006,615
*	Enviro Energy International Holdings, Ltd.	4,138,000	103,507
*	EPI Holdings, Ltd.	4,259,927	91,351
*	eSun Holdings, Ltd.	2,438,000	343,814
	EVA Precision Industrial Holdings, Ltd.	5,544,000	1,338,806
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood, Ltd.	337,600	440,954
	Far East Consortium International, Ltd.	4,570,342	644,597
*	Far East Technology International, Ltd.	179,520	17,798
*	First Natural Foods Holdings, Ltd.	2,365,000	—
#*	Fook Woo Group Holdings, Ltd.	952,000	166,704
*	Foundation Group, Ltd.	2,350,000	35,402
	Fountain SET Holdings, Ltd.	4,622,000	557,371
	Four Seas Mercantile Holdings, Ltd.	592,000	148,242
*	Frasers Property China, Ltd.	16,477,000	349,564
*	Freeman Corp., Ltd.	6,328,888	27,647
	Fujikon Industrial Holdings, Ltd.	912,000	109,194
*	Genting Hong Kong, Ltd.	17,000	4,800
	Get Nice Holdings, Ltd.	19,044,000	733,322
	Giordano International, Ltd.	7,162,000	5,164,890
*	Global Tech Holdings, Ltd.	5,098,000	19,918
#	Glorious Sun Enterprises, Ltd.	2,662,000	808,083
	Gold Peak Industries Holding, Ltd.	3,118,642	284,749
	Golden Resources Development International, Ltd.	3,330,500	156,380
*	Goldin Financial Holdings, Ltd.	480,000	44,441
*	Goldin Properties Holdings, Ltd.	2,040,000	534,072
	Golik Holdings, Ltd.	250,500	16,698
*	Good Fellow Resources Holdings, Ltd.	1,670,000	70,751
*	Grande Holdings, Ltd.	882,000	46,561
	Great Eagle Holdings, Ltd.	248,160	485,925
*	Greenheart Group, Ltd.	1,626,000	137,489
*	G-Resources Group, Ltd.	53,682,000	2,997,388
*	Group Sense International, Ltd.	2,448,000	51,104
	Guangnan Holdings, Ltd.	2,249,600	288,524
	Haitong International Securities Group, Ltd.	1,203,586	393,443
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
#	Hang Ten Group Holdings, Ltd.	2,254,000	766,261
	Hanny Holdings, Ltd.	747,979	22,591
*	Hans Energy Co., Ltd.	7,556,000	153,805
	Harbour Centre Development, Ltd.	957,500	1,097,047
*	Hengli Commercial Properties Group, Ltd.	336,000	16,623
	High Fashion International, Ltd.	268,000	96,669
	HKR International, Ltd.	5,895,136	1,840,466
	Hon Kwok Land Investment Co., Ltd.	314,800	102,828
*	Hong Fok Land, Ltd.	1,210,000	1,558

The Asia Pacific Small Company Series
continued

		Shares	Value††
HONG KONG — (Continued)
	Hong Kong Ferry Holdings, Ltd.	809,300	$634,655
	Hong Kong Food Investment Holdings, Ltd.	202,184	21,929
	Hongkong Chinese, Ltd.	4,774,000	821,954
	Hop Fung Group Holdings, Ltd.	888,000	53,363
	Hsin Chong Construction Group, Ltd.	1,569,658	249,821
*	Huafeng Group Holdings, Ltd.	6,713,325	146,398
	Hung Hing Printing Group, Ltd.	1,188,000	235,761
	Hutchison Harbour Ring, Ltd.	9,432,000	799,735
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	378,000	145,195
*	Hybrid Kinetic Group, Ltd.	14,884,000	160,511
*	HyComm Wireless, Ltd.	89,090	12,319
*	I-Cable Communications, Ltd.	531,000	26,921
*	IDT International, Ltd.	6,240,183	72,096
*	Imagi International Holdings, Ltd.	17,320,000	419,257
	iOne Holdings, Ltd.	3,140,000	34,230
	IPE Group, Ltd.	2,060,000	182,543
#	IT, Ltd.	2,802,532	1,537,855
	ITC Corp., Ltd.	893,645	40,811
#*	ITC Properties Group, Ltd.	3,645,747	945,976
#*	Jinchuan Group International Resources Co., Ltd.	1,319,000	353,173
*	Jinhui Holdings, Ltd.	384,000	67,570
*	Jiuzhou Development Co., Ltd.	2,558,000	161,290
	JLF Investment Co., Ltd.	3,293,500	214,806
	Joyce Boutique Holdings, Ltd.	1,530,000	143,147
	Junefield Department Store Group, Ltd.	306,000	18,905
#	K Wah International Holdings, Ltd.	5,583,405	1,411,921
	Kam Hing International Holdings, Ltd.	1,974,000	167,138
	Kantone Holdings, Ltd.	14,737,991	134,518
*	Karl Thomson Holdings, Ltd.	1,188,000	50,732
	Karrie International Holdings, Ltd.	1,383,600	64,946
	Keck Seng Investments (Hong Kong), Ltd.	904,600	378,318
	Kin Yat Holdings, Ltd.	586,000	94,325
*	King Pacific International Holdings, Ltd.	1,404,200	22,058
*	King Stone Energy Group, Ltd.	2,822,000	270,831
	Kingmaker Footwear Holdings, Ltd.	1,476,955	203,241
	Kingston Financial Group, Ltd.	11,683,000	1,199,776
	Kith Holdings, Ltd.	204,000	27,784
*	Kiu Hung Energy Holdings, Ltd.	10,810,000	95,770
*	Ko Yo Chemical Group, Ltd.	16,260,000	229,822
	Kowloon Development Co., Ltd.	1,588,000	1,389,328
*	KTP Holdings, Ltd.	560,400	51,474
	Kwoon Chung Bus Holdings, Ltd.	556,000	117,198
*	Lai Sun Development Co., Ltd.	63,116,466	843,018
*	Lai Sun Garment International, Ltd.	2,770,000	210,152
	Lam Soon Hong Kong, Ltd.	302,310	173,859
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,974
#	Lee & Man Chemical Co., Ltd.	1,420,000	851,656
#	Lee & Man Handbags, Ltd.	1,420,000	112,658
	Lee’s Pharmaceutical Holdings, Ltd.	5,000	1,865
	Lerado Group Holdings Co., Ltd.	1,900,000	173,308
	Li Heng Chemical Fibre Technologies, Ltd.	2,023,000	191,746
	Lippo China Resources, Ltd.	8,092,000	163,192
	Lippo, Ltd.	1,195,700	355,476
*	Lisi Group Holdings, Ltd.	4,262,000	166,954
	Liu Chong Hing Investment, Ltd.	775,200	770,382
*	Longrun Tea Group Co., Ltd.	1,900,000	88,047
	Luen Thai Holdings, Ltd.	1,345,000	95,315
	Luks Industrial Group, Ltd.	428,913	85,280
*	Lung Cheong International Holdings, Ltd.	6,790,000	244,137
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	736,178
*	Madex International Holdings, Ltd.	3,182,000	58,041

The Asia Pacific Small Company Series
continued

		Shares	Value††
HONG KONG — (Continued)
	Magnificent Estates, Ltd.	13,184,000	$439,987
	Mainland Headwear Holdings, Ltd.	765,600	78,789
	Man Yue Technology Holdings, Ltd.	1,064,000	205,202
#*	Mascotte Holdings, Ltd.	12,352,000	367,389
	Matrix Holdings, Ltd.	1,067,414	241,871
*	Mei Ah Entertainment Group, Ltd.	11,040,000	177,600
	Melbourne Enterprises, Ltd.	40,500	583,665
#	Melco International Development, Ltd.	3,309,000	2,446,163
#	Midland Holdings, Ltd.	2,934,000	1,521,805
	Ming Fai International Holdings, Ltd.	1,680,000	217,921
*	Ming Fung Jewellery Group, Ltd.	9,050,000	544,687
	Miramar Hotel & Investment Co., Ltd.	772,000	815,646
	Modern Beauty Salon Holdings, Ltd.	160,000	15,032
*	Mongolia Energy Corp., Ltd.	10,603,000	964,575
*	Nan Nan Resources Enterprise, Ltd.	330,000	36,831
	Nanyang Holdings, Ltd.	137,500	345,124
	National Electronics Holdings, Ltd.	2,266,000	195,106
	Natural Beauty Bio-Technology, Ltd.	4,470,000	776,995
#	Neo-Neon Holdings, Ltd.	1,898,000	314,283
	Net2Gather China Holdings, Ltd.	8,139,720	125,404
	New Century Group Hong Kong, Ltd.	13,351,464	270,878
*	New Focus Auto Tech Holdings, Ltd.	104,000	22,331
*	New Smart Energy Group, Ltd.	23,975,000	277,824
#*	New Times Energy Corp., Ltd.	1,297,600	98,354
	Neway Group Holdings, Ltd.	24,579,087	176,803
	NewOcean Green Energy Holdings, Ltd.	3,032,000	592,688
*	Next Media, Ltd.	3,725,183	325,208
*	Ngai LiK Industrial Holdings, Ltd.	252,200	13,963
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	2,108,600	60,190
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	232,390
*	Orient Power Holdings, Ltd.	804,000	19,462
#	Oriental Watch Holdings, Ltd.	1,604,800	733,320
	Pacific Andes International Holdings, Ltd.	5,262,919	459,204
	Pacific Basin Shipping, Ltd.	7,551,000	3,024,603
*	Pacific Century Premium Developments, Ltd.	4,403,000	639,785
	Pacific Textile Holdings, Ltd.	1,750,000	989,612
	Paliburg Holdings, Ltd.	3,152,830	907,465
*	Pan Asia Environmental Protection Group, Ltd.	1,258,432	105,260
*	Paul Y Engineering Group (BVI), Ltd.	77,759	3,004
	Paul Y Engineering Group, Ltd.	107,666	6,154
#*	Peace Mark Holdings, Ltd.	2,738,022	—
	Pearl Oriental Oil, Ltd.	5,886,800	468,628
	Pegasus International Holdings, Ltd.	226,000	35,058
	Pico Far East Holdings, Ltd.	3,910,000	698,726
*	PME Group, Ltd.	7,020,000	160,325
*	PNG Resources Holdings, Ltd.	16,626,362	209,782
	Pokfulam Development Co., Ltd.	234,000	223,222
	Polytec Asset Holdings, Ltd.	10,763,526	1,117,920
	Public Financial Holdings, Ltd.	3,194,000	1,423,458
	PYI Corp., Ltd.	12,919,134	315,515
*	Pyxis Group, Ltd.	1,936,000	42,376
	Raymond Industrial, Ltd.	1,383,400	129,363
	Regal Hotels International Holdings, Ltd.	2,415,800	729,398
	Richfield Group Holdings, Ltd.	3,248,000	156,186
*	Rising Development Holdings, Ltd.	2,278,000	284,057
	Rivera Holdings, Ltd.	5,710,000	167,138
	Roadshow Holdings, Ltd.	1,456,000	118,177
	S.A.S. Dragon Holdings, Ltd.	1,212,000	248,928
	Sa Sa International Holdings, Ltd.	326,000	179,266
	Safety Godown Co., Ltd.	398,000	266,183

The Asia Pacific Small Company Series
continued

		Shares	Value††
HONG KONG — (Continued)
	Samling Global, Ltd.	6,160,000	$300,207
	Samson Paper Holdings, Ltd.	1,800,000	86,542
*	San Miguel Brewery Hong Kong, Ltd.	612,800	99,367
*	Sanyuan Group, Ltd.	415,000	8,015
	SEA Holdings, Ltd.	1,140,000	488,197
*	SEEC Media Group, Ltd.	136,000	4,005
*	Sheng Yuan Holdings, Ltd.	210,000	11,207
#	Shenyin Wanguo, Ltd.	1,297,500	343,919
	Shenzhen High-Tech Holdings, Ltd.	812,000	45,413
*	Shougang Concord Grand Group, Ltd.	2,451,000	81,777
*	Shougang Concord Technology Holdings, Ltd.	4,201,809	162,303
*	Shun Ho Resources Holdings, Ltd.	483,000	65,341
*	Shun Ho Technology Holdings, Ltd.	1,037,452	133,367
	Shun Tak Holdings, Ltd.	4,569,941	1,699,119
	Sing Tao News Corp., Ltd.	1,974,000	279,015
	Singamas Container Holdings, Ltd.	5,922,000	1,115,532
*	Sino Dragon New Energy Holdings, Ltd.	5,816,000	258,352
*	Sino Gas Group, Ltd.	4,980,000	134,358
*	Sinocan Holdings, Ltd.	350,000	1,758
*	Sinocop Resources Holdings, Ltd.	3,980,000	399,712
*	Sino-Tech International Holdings, Ltd.	27,990,000	304,967
#*	Sinotel Technologies, Ltd.	763,000	63,926
	SIS International Holdings, Ltd.	34,000	12,464
*	Skyfame Realty Holdings, Ltd.	1,975,750	248,578
	SmarTone Telecommunications Holdings, Ltd.	1,463,000	2,526,336
*	SMI Publishing Group, Ltd.	250,511	484
	SOCAM Development, Ltd.	938,771	864,218
*	Solomon Systech International, Ltd.	6,312,000	141,899
*	Soundwill Holdings, Ltd.	12,000	13,498
	South China (China), Ltd.	6,744,000	390,043
	South China Financial Holdings, Ltd.	4,872,000	38,165
*	South China Land, Ltd.	20,847,170	248,772
	Southeast Asia Properties & Finance, Ltd.	289,891	72,765
	Stella International Holdings, Ltd.	323,574	702,368
	Styland Holdings, Ltd.	129,347	966
*	Success Universe Group, Ltd.	5,552,000	142,783
	Sun Hing Vision Group Holdings, Ltd.	358,000	128,367
	Sun Hung Kai & Co., Ltd.	1,422,621	745,898
*	Sun Innovation Holdings, Ltd.	10,735,655	150,003
	Sunwah Kingsway Capital Holdings, Ltd.	5,750,000	111,770
*	Sunway International Holdings, Ltd.	866,000	26,019
*	Superb Summit International Timber Co., Ltd.	12,186,600	298,362
#	Sustainable Forest Holdings, Ltd.	10,775,250	208,717
	Synergis Holdings, Ltd.	322,033	27,324
*	Tack Fiori International Group, Ltd.	44,480	859
*	Tack Hsin Holdings, Ltd.	1,024,000	231,133
	Tai Cheung Holdings, Ltd.	1,919,000	1,172,466
	Tai Sang Land Development, Ltd.	576,984	215,977
*	Talent Property Group, Ltd.	5,106,420	141,913
	Tan Chong International, Ltd.	1,212,000	287,607
#*	Taung Gold International, Ltd.	11,460,000	220,572
	Techtronic Industries Co., Ltd.	2,592,000	2,658,755
*	Termbray Industries International (Holdings), Ltd.	2,304,900	175,150
	Tern Properties Co., Ltd.	51,200	21,966
	Texwinca Holdings, Ltd.	1,934,000	2,141,797
#*	Theme International Holdings, Ltd.	4,130,000	125,213
	Tian Teck Land, Ltd.	1,054,000	848,718
	Tianda Holdings, Ltd.	306,000	17,353
#*	Titan Petrochemicals Group, Ltd.	11,860,000	486,431
*	Tom Group, Ltd.	3,612,000	315,110
	Tongda Group Holdings, Ltd.	10,120,000	279,198

The Asia Pacific Small Company Series
continued

		Shares	Value††
HONG KONG — (Continued)
#	Top Form International, Ltd.	2,760,000	$127,683
*	Topsearch International Holdings, Ltd.	3,850,000	104,066
	Town Health International Investments, Ltd.	1,175,165	176,647
	Tradelink Electronic Commerce, Ltd.	804,000	104,191
	Transport International Holdings, Ltd.	876,941	1,715,046
	Trinity, Ltd.	960,000	691,800
	Tristate Holdings, Ltd.	188,000	95,429
*	TSC Group Holdings, Ltd.	1,928,000	291,200
#	Tse Sui Luen Jewellery International, Ltd.	300,000	204,387
	Tungtex Holdings Co., Ltd.	910,000	102,992
	Tysan Holdings, Ltd.	1,040,773	187,289
#	United Laboratories International Holdings, Ltd. (The)	2,146,000	1,231,975
	Universal Technologies Holdings, Ltd.	6,000,000	366,324
*	U-Right International Holdings, Ltd.	4,746,000	8,555
*	Value Convergence Holdings, Ltd.	1,216,000	118,591
#	Value Partners Group, Ltd.	2,782,000	1,416,830
	Van Shung Chong Holdings, Ltd.	2,171,335	117,425
*	Vantage International Holdings, Ltd.	2,778,000	146,317
	Varitronix International, Ltd.	1,072,293	453,079
	Vedan International Holdings, Ltd.	3,272,000	199,832
	Veeko International Holdings, Ltd.	4,423,751	128,383
	Victory City International Holdings, Ltd.	3,363,076	327,993
*	Vision Values Holdings, Ltd.	281,400	7,968
	Vitasoy International Holdings, Ltd.	3,623,000	2,664,442
*	Vongroup, Ltd.	10,865,000	48,748
*	VST Holdings, Ltd.	2,312,000	287,541
	Wah Ha Realty Co., Ltd.	278,600	97,212
#*	Wah Nam International Holdings, Ltd.	22,765,720	1,924,440
	Wai Kee Holdings, Ltd.	7,960,738	1,340,591
	Wang On Group, Ltd.	8,391,286	66,854
*	Warderly International Holdings, Ltd.	520,000	32,138
	Water Oasis Group, Ltd.	1,632,000	255,498
	Win Hanverky Holdings, Ltd.	1,712,000	147,213
*	Winfoong International, Ltd.	1,031,000	8,192
	Wing On Co. International, Ltd.	781,000	1,547,767
	Wing Tai Properties, Ltd.	1,957,331	615,794
*	Winteam Pharmaceutical Group, Ltd.	4,264,000	706,356
*	Wo Kee Hong Holdings, Ltd.	1,175,000	30,576
	Wong’s International (Holdings), Ltd.	737,641	131,695
	Wong’s Kong King International Holdings, Ltd.	120,000	11,582
	Xingye Copper International Group, Ltd.	1,615,000	205,089
	Y. T. Realty Group, Ltd.	865,000	203,910
	Yangtzekiang Garment, Ltd.	606,500	155,115
	Yau Lee Holdings, Ltd.	534,000	66,590
	Yeebo (International Holdings), Ltd.	572,000	91,616
#	YGM Trading, Ltd.	362,000	934,300
	Yugang International, Ltd.	93,492,000	516,136
TOTAL HONG KONG			151,640,732

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	4,069
*	Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			4,069

NEW ZEALAND — (5.9%)
	Abano Healthcare Group, Ltd.	26,266	85,733
#	Air New Zealand, Ltd.	2,209,230	1,546,434
	Auckland International Airport, Ltd.	1,384,681	2,712,071
	Cavalier Corp., Ltd.	283,674	425,325
	CDL Investments (New Zealand), Ltd.	395,965	92,653
	Colonial Motor Co., Ltd.	148,846	301,718

The Asia Pacific Small Company Series
continued

		Shares	Value††
NEW ZEALAND — (Continued)
	Ebos Group, Ltd.	175,913	$896,498
*	Fisher & Paykel Appliances Holdings, Ltd.	3,104,317	869,823
	Fisher & Paykel Healthcare Corp., Ltd.	2,826,030	5,520,467
	Freightways, Ltd.	777,409	2,226,456
	Hallenstein Glasson Holdings, Ltd.	242,461	660,188
*	Heartland New Zealand, Ltd.	173,369	66,103
	Hellaby Holdings, Ltd.	344,804	645,870
	Infratil, Ltd.	2,260,467	3,303,938
	Mainfreight, Ltd.	424,578	3,266,592
#	Methven, Ltd.	70,490	59,183
	Michael Hill International, Ltd.	1,534,152	1,060,565
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	429,157
	New Zealand Exchange, Ltd.	370,853	663,737
	New Zealand Oil & Gas, Ltd.	1,873,428	1,024,365
	New Zealand Refining Co., Ltd.	614,710	1,339,498
	Northland Port Corp. (New Zealand), Ltd.	217,513	258,753
#	Nuplex Industries, Ltd.	1,013,819	1,803,955
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	4,090,750
	Pumpkin Patch, Ltd.	606,913	301,604
*	Pyne Gould Corp., Ltd.	173,369	46,514
*	Pyne Gould Guinness, Ltd.	336,600	99,526
*	Rakon, Ltd.	346,364	121,266
	Restaurant Brands New Zealand, Ltd.	406,610	655,084
*	Richina Pacific, Ltd.	274,180	76,832
*	Rubicon, Ltd.	1,113,829	314,481
	Ryman Healthcare, Ltd.	1,673,055	3,525,028
#	Sanford, Ltd.	393,618	1,253,130
	Scott Technology, Ltd.	35,843	42,477
*	Seafresh Fisheries, Ltd.	80,520	1,755
	Skellerup Holdings, Ltd.	277,959	294,067
	Sky City Entertainment Group, Ltd.	3,025,486	8,083,163
	Sky Network Television, Ltd.	991,419	4,091,030
	South Port (New Zealand), Ltd.	30,744	85,075
	Steel & Tube Holdings, Ltd.	389,046	639,277
*	Tenon, Ltd.	19,132	10,794
*	Tourism Holdings, Ltd.	274,867	126,235
	Tower, Ltd.	902,876	1,073,876
	TrustPower, Ltd.	34,905	192,867
	Vector, Ltd.	970,171	1,861,978
	Warehouse Group, Ltd.	584,483	1,367,042
TOTAL NEW ZEALAND			57,612,933

SINGAPORE — (9.3%)
#*	Abterra, Ltd.	528,800	303,347
	Advanced Holdings, Ltd.	691,000	69,452
	Armstrong Industrial Corp., Ltd.	1,236,000	214,467
*	Asiasons Capital, Ltd.	1,048,000	153,961
*	Asiatravel.com Holdings, Ltd.	17,879	4,124
#	ASL Marine Holdings, Ltd.	719,600	265,903
	A-Sonic Aerospace, Ltd.	408,996	14,031
*	AusGroup, Ltd.	1,915,000	464,012
	Baker Technology, Ltd.	1,272,000	239,789
#*	Ban Joo & Co., Ltd.	2,179,000	18,557
	Banyan Tree Holdings, Ltd.	955,000	441,458
	Beng Kuang Marine, Ltd.	922,000	107,900
	Best World International, Ltd.	221,500	24,611
	Beyonics Technology, Ltd.	6,510,300	1,279,212
#	BH Global Marine, Ltd.	621,000	91,604
*	Biosensors International Group, Ltd.	3,419,237	3,763,725
	Bonvests Holdings, Ltd.	978,000	662,517

The Asia Pacific Small Company Series
continued

		Shares	Value††
SINGAPORE — (Continued)
	Boustead Singapore, Ltd.	887,000	$554,668
	Breadtalk Group, Ltd.	385,800	160,816
#	Broadway Industrial Group, Ltd.	922,000	213,025
	Brothers Holdings, Ltd.	454,628	59,587
	Bukit Sembawang Estates, Ltd.	423,003	1,281,392
*	Bund Center Investment, Ltd.	1,014,000	99,298
	CEI Contract Manufacturing, Ltd.	432,000	34,307
	Cerebos Pacific, Ltd.	545,000	2,084,318
	CH Offshore, Ltd.	1,539,400	416,915
*	Changjiang Fertilizer Holdings, Ltd.	515	80
	China Aviation Oil Singapore Corp., Ltd.	936,000	710,881
*	China Dairy Group, Ltd.	1,502,000	105,379
*	China Energy, Ltd.	3,110,000	134,324
	China Merchants Holdings Pacific, Ltd.	809,000	393,987
	China Sunsine Chemical Holdings, Ltd.	28,000	5,350
	China XLX Fertiliser, Ltd.	618,000	151,979
	Chip Eng Seng Corp., Ltd.	1,972,800	569,970
	Chosen Holdings, Ltd.	1,202,000	109,662
	Chuan Hup Holdings, Ltd.	3,967,000	635,391
#	Creative Technology, Ltd.	272,200	457,022
	CSC Holdings, Ltd.	1,829,000	132,064
	CSE Global, Ltd.	2,046,000	1,185,410
	CWT, Ltd.	1,046,700	797,956
	Datapulse Technology, Ltd.	27,000	3,906
*	Delong Holdings, Ltd.	1,361,000	271,270
	Ellipsiz, Ltd.	123,000	6,401
	EnGro Corp, Ltd.	354,000	205,085
*	Enviro-Hub Holdings, Ltd.	1,445,666	109,923
	Etika International Holdings, Ltd.	179,000	35,165
	Eu Yan Sang International, Ltd.	562,800	291,133
*	euNetworks Group, Ltd.	411,000	5,721
#	Ezion Holdings, Ltd.	1,968,000	1,001,051
#	Ezra Holdings, Ltd.	2,321,000	1,499,844
	F.J. Benjamin Holdings, Ltd.	1,210,000	270,490
	Falcon Energy Group, Ltd.	1,007,000	144,811
*	Federal International 2000, Ltd.	1,675,350	43,917
#	First Resources, Ltd.	1,203,000	1,399,870
	Food Empire Holdings, Ltd.	1,094,400	265,465
#	Fragrance Group, Ltd.	2,749,000	666,216
	Freight Links Express Holdings, Ltd.	4,140,737	178,205
*	Fu Yu Corp., Ltd.	3,544,750	168,870
#*	Gallant Venture, Ltd.	2,386,000	440,896
	GK Goh Holdings, Ltd.	1,458,000	786,016
	Global Yellow Pages, Ltd.	299,000	19,852
#*	GMG Global, Ltd.	8,978,000	774,471
	Goodpack, Ltd.	1,160,000	1,238,381
	GP Batteries International, Ltd.	343,000	270,925
	GP Industries, Ltd.	2,872,209	810,401
*	Grand Banks Yachts, Ltd.	240,000	38,672
	GuocoLand, Ltd.	433,314	587,722
	GuocoLeisure, Ltd.	1,460,000	668,971
	Guthrie GTS, Ltd.	282,000	98,843
*	Healthway Medical Corp., Ltd.	4,193,776	255,357
	Hersing Corp., Ltd.	1,285,000	217,260
*	HG Metal Manufacturing, Ltd.	426,000	29,356
	Hiap Seng Engineering, Ltd.	612,000	132,087
	Hi-P International, Ltd.	1,203,000	561,520
	Ho Bee Investment, Ltd.	1,063,000	839,395
*	Hong Fok Corp., Ltd.	2,769,700	863,242
	Hong Leong Asia, Ltd.	522,000	629,685
	Hotel Grand Central, Ltd.	1,182,535	633,254

The Asia Pacific Small Company Series
continued

		Shares	Value††
SINGAPORE — (Continued)
	Hotel Properties, Ltd.	1,346,400	$1,802,778
	Hour Glass, Ltd.	622,744	513,576
	HTL International Holdings, Ltd.	1,063,843	253,969
#*	Huan Hsin Holdings, Ltd.	1,106,400	56,431
	HupSteel, Ltd.	1,572,875	235,832
	Hwa Hong Corp., Ltd.	2,186,000	733,116
#	Hyflux, Ltd.	2,347,500	2,180,122
	IFS Capital, Ltd.	421,080	113,747
*	Informatics Education, Ltd.	2,722,000	119,300
	InnoTek, Ltd.	846,000	217,887
	IPC Corp., Ltd.	724,000	61,474
	Isetan (Singapore), Ltd.	122,500	315,119
	Jadason Enterprises, Ltd.	728,000	31,820
*	Jasper Investments, Ltd.	90,680	4,276
*	Jaya Holdings, Ltd.	1,468,000	530,707
*	JES International Holdings, Ltd.	2,096,000	252,325
*	Jiutian Chemical Group, Ltd.	2,337,000	76,355
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,349,500	196,226
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,207,977
	Khong Guan Flour Milling, Ltd.	35,000	42,230
	Kian Ann Engineering, Ltd.	1,276,000	186,895
	Kian Ho Bearings, Ltd.	664,500	113,007
	Koh Brothers Group, Ltd.	1,312,000	186,249
*	Lafe Corp., Ltd.	1,234,800	55,516
	LC Development, Ltd.	2,829,504	298,802
	Lee Kim Tah Holdings, Ltd.	1,600,000	741,350
	Lion Asiapac, Ltd.	473,000	58,504
	Lum Chang Holdings, Ltd.	1,042,030	225,109
	M1, Ltd.	1,427,000	2,751,573
#*	Manhattan Resources, Ltd.	960,000	698,933
#*	Marco Polo Marine, Ltd.	608,000	154,726
	Memstar Technology, Ltd.	1,114,000	49,016
	Memtech International, Ltd.	1,322,000	99,192
#	Mercator Lines Singapore, Ltd.	555,000	49,334
	Metro Holdings, Ltd.	2,085,792	1,053,296
*	Miclyn Express Offshore, Ltd.	45,953	93,099
#	Midas Holdings, Ltd.	4,612,000	1,172,467
*	Mirach Energy, Ltd.	460,000	33,882
	Miyoshi Precision, Ltd.	353,500	18,918
	Multi-Chem, Ltd.	1,263,000	97,596
*	Nam Cheong, Ltd.	871,740	87,091
	Nera Telecommunications, Ltd.	1,079,000	350,140
	New Toyo International Holdings, Ltd.	1,624,000	293,088
	Novo Group, Ltd.	55,500	9,521
	NSL, Ltd.	417,000	424,424
#*	Oceanus Group, Ltd.	5,528,000	290,104
#	OKP Holdings, Ltd.	207,000	84,350
	Orchard Parade Holdings, Ltd.	990,359	977,298
	OSIM International, Ltd.	1,356,000	1,207,257
	Ossia International, Ltd.	522,554	50,286
#	Otto Marine, Ltd.	2,451,000	221,210
	Pan Pacific Hotels Group, Ltd.	1,669,500	2,376,052
	Pan-United Corp., Ltd.	2,006,000	680,669
*	Penguin International, Ltd.	400,000	21,048
	Petra Foods, Ltd.	871,000	1,242,051
	Popular Holdings, Ltd.	2,763,650	346,649
	PSC Corp., Ltd.	1,823,419	265,322
	QAF, Ltd.	907,561	406,414
	Qian Hu Corp., Ltd.	674,600	44,359
#	Raffles Education Corp., Ltd.	2,355,593	770,115

The Asia Pacific Small Company Series
continued

		Shares	Value††
SINGAPORE — (Continued)
#	Raffles Medical Group, Ltd.	774,067	$1,265,524
#	Rotary Engineering, Ltd.	1,143,600	505,081
	Roxy-Pacific Holdings, Ltd.	214,000	64,450
*	S i2i, Ltd.	13,387,000	431,601
	San Teh, Ltd.	999,087	461,341
	Sapphire Corp., Ltd.	704,000	71,969
	SBS Transit, Ltd.	953,500	1,257,128
	SC Global Developments, Ltd.	416,000	317,142
*	Seroja Investments, Ltd.	17,767	2,577
	Sim Lian Group, Ltd.	2,281,855	838,037
*	Sinarmas Land, Ltd.	4,095,000	628,366
	Sing Investments & Finance, Ltd.	198,450	220,303
	Singapore Land, Ltd.	60,000	257,814
	Singapore Post, Ltd.	3,282,120	2,364,182
	Singapore Reinsurance Corp., Ltd.	1,514,530	337,402
	Singapore Shipping Corp., Ltd.	1,689,000	224,406
	Singapura Finance, Ltd.	174,062	187,392
	Sinostar PEC Holdings, Ltd.	160,000	19,877
*	Sinwa, Ltd.	388,500	30,742
	SMB United, Ltd.	1,253,000	380,533
#	Sound Global, Ltd.	1,432,000	553,268
	Stamford Land Corp., Ltd.	2,927,000	1,263,292
	Straco Corp., Ltd.	130,000	18,762
	Sunningdale Tech, Ltd.	2,086,000	158,146
#	Sunvic Chemical Holdings, Ltd.	1,056,000	357,461
#	Super Group, Ltd.	1,022,000	1,035,180
	Superbowl Holdings, Ltd.	522,000	114,454
#*	Swiber Holdings, Ltd.	1,697,000	699,575
#*	Swissco Holdings, Ltd.	579,000	87,706
	Tat Hong Holdings, Ltd.	1,116,800	759,232
#	Technics Oil & Gas, Ltd.	583,000	383,982
	Thakral Corp., Ltd.	6,028,000	120,022
#*	Tiger Airways Holdings, Ltd.	1,798,500	879,275
	Tiong Woon Corp. Holding, Ltd.	901,000	149,472
*	Transcu Group, Ltd.	4,936,000	190,278
	Trek 2000 International, Ltd.	973,000	228,515
#	Tuan Sing Holdings, Ltd.	3,613,475	723,415
	UMS Holdings, Ltd.	1,082,000	316,268
	United Engineers, Ltd.	730,014	1,057,554
#	United Envirotech, Ltd.	1,098,000	274,176
	United Industrial Corp., Ltd.	230,000	484,234
	United Overseas Insurance, Ltd.	187,250	463,415
	UOB-Kay Hian Holdings, Ltd.	1,475,400	1,746,691
	Venture Corp., Ltd.	469,000	2,243,919
	Vicom, Ltd.	120,000	333,753
#	WBL Corp., Ltd.	597,000	1,289,882
	Wee Hur Holdings, Ltd.	979,000	203,669
	Wheelock Properties, Ltd.	1,210,000	1,409,978
	Wing Tai Holdings, Ltd.	2,128,000	1,549,121
	Xpress Holdings, Ltd.	3,079,000	63,916
	YHI International, Ltd.	1,174,000	244,037
*	Yoma Strategic Holdings, Ltd.	132,000	21,776
	Yongnam Holdings, Ltd.	3,921,000	694,010
TOTAL SINGAPORE			92,090,580
TOTAL COMMON STOCKS			820,072,964

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	AJ Lucas Group, Ltd. Rights 01/27/12	158,984	—
*	Centrebet International, Ltd. Claim Units	81,336	—
*	Centrebet International, Ltd. Litigation Rights	81,336	—

The Asia Pacific Small Company Series
continued

	Shares	Value††
AUSTRALIA — (Continued)
* IDM International, Ltd. Warrants 06/08/13	545	$8
* NewSat, Ltd. Rights 01/25/12	9,686	—
TOTAL AUSTRALIA		8

HONG KONG — (0.0%)
* Success Universe Group, Ltd. Rights 01/09/12	3,701,333	4,766

SINGAPORE — (0.0%)
* Transcu Group, Ltd. Warrants 09/01/13	1,018,000	15,697
TOTAL RIGHTS/WARRANTS		20,471

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.8%)
§@ DFA Short Term Investment Fund	165,000,000	165,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12 (Collateralized
by U.S. Treasury Note 1.375%, 09/30/18, valued at $866,063) to be repurchased at
$849,089	$849	849,081
TOTAL SECURITIES LENDING COLLATERAL		165,849,081
TOTAL INVESTMENTS — (100.0%)
(Cost $1,034,796,383)^		$985,942,516
____________________

^       The cost for federal income tax purposes is $1,038,719,321.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (99.1%)
Consumer Discretionary — (22.1%)
	4imprint Group P.L.C.	96,735	$342,384
*	888 Holdings P.L.C.	120,972	80,762
	Aegis Group P.L.C.	3,302,990	7,402,581
	Aga Rangemaster Group P.L.C.	453,866	501,705
	Arena Leisure P.L.C.	1,368,472	787,405
	Avon Rubber P.L.C.	26,060	127,383
*	Barratt Developments P.L.C.	3,809,758	5,478,867
	Bellway P.L.C.	481,114	5,323,144
*	Berkeley Group Holdings P.L.C. (The)	511,780	10,139,684
	Bloomsbury Publishing P.L.C.	271,841	423,830
	Bovis Homes Group P.L.C.	875,787	5,976,578
#	Bwin.Party Digital Entertainment P.L.C.	1,651,275	4,197,611
#	Carpetright P.L.C.	176,546	1,312,052
	Carphone Warehouse Group P.L.C.	388,934	1,864,478
	Centaur Media P.L.C.	556,967	286,487
	Chime Communications P.L.C.	222,427	590,342
	Churchill China P.L.C.	18,500	77,471
	Cineworld Group P.L.C.	85,773	273,320
*	Clinton Cards P.L.C.	740,506	118,098
	Creston P.L.C.	13,626	15,140
	Daily Mail & General Trust P.L.C. Series A	1,077,408	6,684,189
	Debenhams P.L.C.	4,585,455	4,161,870
	Dignity P.L.C.	214,913	2,740,522
*	Dixons Retail P.L.C.	12,909,628	1,965,031
	Domino’s Pizza UK & IRL P.L.C.	251,341	1,570,701
	Dunelm Group P.L.C.	141,435	944,958
*	Enterprise Inns P.L.C.	1,808,533	786,194
	Euromoney Institutional Investor P.L.C.	292,779	2,846,377
*	Findel P.L.C.	4,998,346	270,987
*	Forminster P.L.C.	43,333	2,524
	French Connection Group P.L.C.	373,475	231,497
	Fuller Smith & Turner P.L.C.	129,026	1,435,990
	Future P.L.C.	1,301,863	183,929
	Game Group P.L.C.	1,527,764	177,798
	Games Workshop Group P.L.C.	101,889	710,692
	GKN P.L.C.	3,414,280	9,695,522
	Greene King P.L.C.	1,421,372	10,748,766
	Halfords Group P.L.C.	752,842	3,379,768
	Haynes Publishing Group P.L.C.	14,703	49,765
	Headlam Group P.L.C.	330,383	1,310,026
	Henry Boot P.L.C.	426,786	811,712
	HMV Group P.L.C.	1,482,545	80,499
	Home Retail Group P.L.C.	2,403,649	3,098,449
	Hornby P.L.C.	154,220	331,146
*	Howden Joinery Group P.L.C.	2,029,836	3,166,616
	Huntsworth P.L.C.	854,550	469,160
	Inchcape P.L.C.	1,915,975	8,717,127
	Informa P.L.C.	2,292,105	12,851,263
	ITV P.L.C.	8,448,636	8,925,370
	JD Sports Fashion P.L.C.	120,013	1,161,065
	JD Wetherspoon P.L.C.	462,380	2,979,487
*	JJB Sports P.L.C.	24,720	2,015
	John Menzies P.L.C.	244,534	2,009,860
*	Johnston Press P.L.C.	507,412	49,250
	Kesa Electricals P.L.C.	2,105,278	2,205,586
	Ladbrokes P.L.C.	3,578,739	7,218,497
	Laura Ashley Holdings P.L.C.	1,500,394	460,194
	Lookers P.L.C.	1,097,970	864,551

The United Kingdom Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
	Marston’s P.L.C.	2,308,218	$3,291,020
	Mecom Group P.L.C.	220,112	700,450
	Millennium & Copthorne Hotels P.L.C.	1,048,561	6,615,856
*	Mitchells & Butlers P.L.C.	987,029	3,582,587
	Mothercare P.L.C.	342,220	883,468
	N Brown Group P.L.C.	862,304	3,112,354
	Pace P.L.C.	919,304	1,025,762
*	Pendragon P.L.C.	2,428,575	287,035
	Persimmon P.L.C.	1,177,634	8,591,189
	Photo-Me International P.L.C.	3,631	2,732
*	Punch Taverns P.L.C.	2,380,301	369,646
*	Redrow P.L.C.	1,485,274	2,612,337
	Restaurant Group P.L.C.	780,418	3,611,852
	Rightmove P.L.C.	378,372	7,310,653
	Smiths News P.L.C.	705,619	895,232
*	Spirit Pub Co. P.L.C.	2,380,301	1,585,243
*	Sportech P.L.C.	329,794	227,367
*	Sports Direct International P.L.C.	670,447	2,219,631
	St. Ives Group P.L.C.	665,998	856,936
*	Stylo P.L.C.	64,096	4,728
#*	SuperGroup P.L.C.	54,686	430,086
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	12,108,224	7,057,285
	Ted Baker P.L.C.	149,926	1,523,644
#	Thomas Cook Group P.L.C.	3,076,507	704,037
	Topps Tiles P.L.C.	810,881	333,805
*	Torotrak P.L.C.	22,750	12,404
*	Trinity Mirror P.L.C.	1,688,565	1,258,242
	TUI Travel P.L.C.	949,580	2,449,243
	UBM P.L.C.	917,439	6,808,558
	UTV Media P.L.C.	230,855	332,099
	Vitec Group P.L.C. (The)	160,303	1,383,194
*	Wagon P.L.C.	237,979	4,620
	WH Smith P.LC.	620,413	5,111,668
	Whitbread P.L.C.	103,235	2,506,374
	William Hill P.L.C.	2,873,883	9,033,316
	Wilmington Group P.L.C.	346,234	439,375
#*	Yell Group P.L.C.	6,919,067	567,664
Total Consumer Discretionary			238,359,967

Consumer Staples — (4.2%)
	A.G. Barr P.L.C.	137,531	2,585,262
	Anglo-Eastern Plantations P.L.C.	108,153	1,165,255
	Booker Group P.L.C.	2,566,631	2,946,611
	Britvic P.L.C.	920,135	4,593,210
	Cranswick P.L.C.	202,347	2,322,857
	Dairy Crest Group P.L.C.	560,392	2,923,902
	Devro P.L.C.	654,975	2,624,721
*	European Home Retail P.L.C.	109,256	—
	Fiberweb P.L.C.	482,639	401,061
	Greggs P.L.C.	422,420	3,319,775
	Hilton Food Group, Ltd.	1,604	6,867
*	McBride P.L.C.	832,651	1,442,820
*	Premier Foods P.L.C.	7,951,806	716,563
	PZ Cussons P.L.C.	1,287,639	6,999,863
	R.E.A. Holdings P.L.C.	49,233	433,032
	Robert Wiseman Dairies P.L.C.	221,312	881,344
	Tate & Lyle P.L.C.	1,074,000	11,741,438
	Thorntons P.L.C.	313,060	97,726
	Young & Co.’s Brewery P.L.C.	26,250	213,002

The United Kingdom Small Company Series
continued

		Shares	Value††
Consumer Staples — (Continued)
	Young & Co.’s Brewery P.L.C. Series A	13,436	$137,730
Total Consumer Staples			45,553,039

Energy — (4.7%)
*	Afren P.L.C.	3,944,497	5,248,507
	Anglo Pacific Group P.L.C.	440,799	1,887,585
*	Cadogan Petroleum P.L.C.	110,970	42,782
*	EnQuest P.L.C.	1,929,639	2,766,621
*	Exillon Energy P.L.C.	146,023	568,511
	Fortune Oil P.L.C.	6,170,225	1,153,051
*	Hardy Oil & Gas P.L.C.	69,032	157,209
*	Heritage Oil P.L.C.	653,846	1,953,104
	Hunting P.L.C.	462,895	5,386,077
	James Fisher & Sons P.L.C.	171,886	1,359,599
	JKX Oil & Gas P.L.C.	456,676	964,132
	John Wood Group P.L.C.	1,034,385	10,288,678
	Lamprell P.L.C.	482,383	2,008,746
	Melrose Resources P.L.C.	336,039	616,023
*	Premier Oil P.L.C.	1,778,192	10,013,866
*	Salamander Energy P.L.C.	567,570	1,776,644
*	Soco International P.L.C.	892,380	4,050,572
*	UK Coal P.L.C.	1,470,907	650,376
Total Energy			50,892,083

Financials — (13.0%)
	Aberdeen Asset Management P.L.C.	2,820,342	9,285,387
*	Admiral Group P.L.C.	49,277	653,306
	Amlin P.L.C.	1,905,352	9,279,530
	Arbuthnot Banking Group P.L.C.	55,997	289,178
	Ashmore Group P.L.C.	1,040,465	5,392,153
*	BCB Holdings, Ltd.	5,979	2,538
	Beazley P.L.C.	2,052,831	4,277,738
	Brewin Dolphin Holdings P.L.C.	962,833	2,048,891
	Capital & Counties Properties P.L.C.	519,115	1,489,931
*	Capital & Regional P.L.C.	1,493,345	729,605
	Catlin Group, Ltd.	1,357,851	8,408,376
	Charles Stanley Group P.L.C.	126,349	521,679
	Charles Taylor Consulting P.L.C.	139,215	269,005
	Chesnara P.L.C.	323,615	883,816
	Close Brothers Group P.L.C.	561,047	5,395,445
	Collins Stewart Hawkpoint P.L.C.	585,111	785,985
	Daejan Holdings P.L.C.	32,436	1,399,328
	Development Securities P.L.C.	460,015	1,074,761
*	DTZ Holdings P.L.C.	224,770	24,295
#	F&C Asset Management P.L.C.	1,905,097	1,934,443
	GlobeOp Financial Services SA	24,996	110,349
	Hansard Global P.L.C.	16,468	38,867
	Hardy Underwriting Group P.L.C.	161,307	473,974
	Hargreaves Lansdown P.L.C.	661,513	4,419,858
	Helical Bar P.L.C.	657,998	1,904,313
	Henderson Group P.L.C.	3,869,133	6,161,244
	Hiscox, Ltd.	1,562,751	9,050,013
*	ICAP P.L.C.	213,082	1,147,751
	IG Group Holdings P.L.C.	1,317,769	9,752,922
*	Industrial & Commercial Holdings P.L.C.	5,000	116
	Intermediate Capital Group P.L.C.	597,502	2,121,304
	International Personal Finance P.L.C.	711,644	1,891,151
	Investec P.L.C.	239,236	1,259,007
*	IP Group P.L.C.	441,218	536,069
	Jardine Lloyd Thompson Group P.L.C.	485,644	5,200,428
*	Jupiter Fund Management P.L.C.	176,329	592,390

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Financials — (Continued)
	Lancashire Holdings, Ltd.	566,254	$6,373,947
*	Liontrust Asset Management P.L.C.	129,935	146,247
	London Stock Exchange Group P.L.C.	579,642	7,128,631
	LSL Property Services P.L.C.	137,031	503,699
*	MWB Group Holdings P.L.C.	379,622	92,689
	Novae Group P.L.C.	212,950	1,115,452
	Phoenix Group Holdings P.L.C.	42,673	347,788
	Provident Financial P.L.C.	499,581	7,301,768
*	Puma Brandenburg, Ltd. Capital Shares	1,193,004	92,643
*	Puma Brandenburg, Ltd. Income Shares	1,193,004	38,601
*	Quintain Estates & Development P.L.C.	1,157,466	678,051
	Rathbone Brothers P.L.C.	165,692	2,726,327
	Raven Russia, Ltd.	181,450	146,744
	S&U P.L.C.	21,140	199,415
	Safestore Holdings P.L.C.	350,351	542,739
	Savills P.L.C.	543,867	2,767,778
	Shore Capital Group, Ltd.	1,002,751	256,786
	St. James’s Place P.L.C.	791,622	3,976,876
	St. Modwen Properties P.L.C.	630,419	1,108,826
	Tullett Prebon P.L.C.	872,729	3,655,767
	Unite Group P.L.C.	641,711	1,669,453
*	Waterloo Investment Holdings, Ltd.	5,979	650
Total Financials			139,676,023

Health Care — (1.9%)
#*	Alizyme P.L.C.	660,805	41,049
	Assura Group, Ltd.	55,851	25,402
	Bioquell P.L.C.	90,893	151,814
*	BTG P.L.C.	1,160,406	5,648,620
	Consort Medical P.L.C.	116,271	970,864
	Corin Group P.L.C.	126,637	84,571
	Dechra Pharmaceuticals P.L.C.	245,802	1,980,100
	Genus P.L.C.	205,779	3,333,352
	Hikma Pharmaceuticals P.L.C.	539,988	5,192,775
*	Optos P.L.C.	27,973	94,603
*	Oxford Biomedica P.L.C.	2,821,652	155,587
*	Renovo Group P.L.C.	87,461	22,477
*	Southern Cross Healthcare P.L.C.	191,826	18,619
	Synergy Health P.L.C.	135,291	1,779,732
*	Vectura Group P.L.C.	1,349,073	1,179,626
Total Health Care			20,679,191

Industrials — (30.7%)
*	AEA Technology Group P.L.C.	539,970	4,022
#	Air Partner P.L.C.	37,086	179,083
	Alumasc Group P.L.C.	124,366	231,716
	Ashtead Group P.L.C.	2,124,586	7,441,350
*	Autologic Holdings P.L.C.	80,000	17,351
	Babcock International Group P.L.C.	1,446,405	16,501,362
	Balfour Beatty P.L.C.	2,828,972	11,628,302
	BBA Aviation P.L.C.	2,792,163	7,708,203
	Berendsen P.L.C.	709,591	4,781,347
	Bodycote P.L.C.	1,253,236	5,109,094
	Braemar Shipping Services P.L.C.	81,108	373,869
	Brammer P.L.C.	194,030	722,682
	Bunzl P.L.C.	227,489	3,121,475
	Camellia P.L.C.	2,481	384,195
	Cape P.L.C.	195,647	995,798
	Carillion P.L.C.	1,773,138	8,273,953
	Carr’s Milling Industries P.L.C.	35,330	437,306
	Castings P.L.C.	162,757	677,361

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Industrials — (Continued)
	Charter International P.L.C.	664,438	$9,741,359
	Chemring Group P.L.C.	783,476	4,868,266
	Clarkson P.L.C.	61,518	1,089,985
	Cobham P.L.C.	3,090,004	8,798,519
	Communisis P.L.C.	561,133	236,822
#*	Connaught P.L.C.	307,612	—
	Cookson Group P.L.C.	1,135,834	8,964,334
	Costain Group P.L.C.	139,449	408,108
	De La Rue P.L.C.	387,017	5,352,432
*	easyJet P.L.C.	690,633	4,200,443
*	Eleco P.L.C.	80,000	12,390
	Fenner P.L.C.	715,591	4,451,178
	Firstgroup P.L.C.	1,789,126	9,376,858
	Galliford Try P.L.C.	233,981	1,723,277
	Go-Ahead Group P.L.C.	173,516	3,717,790
*	Hampson Industries P.L.C.	712,146	42,818
	Harvey Nash Group P.L.C.	6,308	4,990
	Hays P.L.C.	5,445,665	5,409,609
*	Helphire P.L.C.	956,560	28,572
	Hogg Robinson Group P.L.C.	152,400	134,387
	Homeserve P.L.C.	1,162,452	5,178,301
	Hyder Consulting P.L.C.	171,164	954,302
	IMI P.L.C.	1,053,765	12,438,291
*	Impellam Group P.L.C.	34,877	144,574
	Interserve P.L.C.	529,664	2,638,656
	Intertek Group P.L.C.	456,070	14,402,128
	Invensys P.L.C.	2,426,737	7,935,997
	ITE Group P.L.C.	1,059,501	3,356,430
	J Smart & Co. (Contractors) P.L.C.	112,500	122,105
	Keller Group P.L.C.	276,404	1,148,986
	Kier Group P.L.C.	158,443	3,349,419
	Latchways P.L.C.	36,248	607,575
	Lavendon Group P.L.C.	504,595	684,779
	Low & Bonar P.L.C.	828,300	514,060
	Management Consulting Group P.L.C.	1,290,496	609,557
	Mears Group P.L.C.	196,480	670,690
	Meggitt P.L.C.	2,465,596	13,496,107
	Melrose P.L.C.	1,583,124	8,356,075
	Michael Page International P.L.C.	1,310,832	7,101,476
	Mitie Group P.L.C.	1,286,774	4,852,525
	MJ Gleeson Group P.L.C.	195,875	335,022
	Morgan Crucible Co. P.L.C.	1,252,304	5,109,112
	Morgan Sindall P.L.C.	169,608	1,567,270
*	Mouchel Group P.L.C.	434,192	35,842
	National Express Group P.L.C.	1,701,575	5,886,392
*	Northgate P.L.C.	473,070	1,410,095
	PayPoint P.L.C.	105,160	900,842
	Qinetiq P.L.C.	2,474,225	5,073,575
	Regus P.L.C.	3,337,697	4,373,909
*	Renold P.L.C.	57,486	22,725
*	Rentokil Initial P.L.C.	6,753,492	6,570,816
	Ricardo P.L.C.	217,815	1,238,169
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	973,275
	Rotork P.L.C.	366,679	10,977,031
	RPS Group P.L.C.	836,994	2,334,230
	Senior P.L.C.	1,762,689	4,673,266
	Severfield-Rowen P.L.C.	371,550	957,551
	Shanks Group P.L.C.	1,786,148	2,511,701
	SIG P.L.C.	2,074,440	2,699,758
	Speedy Hire P.L.C.	1,274,296	394,195

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Industrials — (Continued)
	Spirax-Sarco Engineering P.L.C.	319,520	$9,292,347
	Stagecoach Group P.L.C.	1,718,521	7,258,447
	Sthree P.L.C.	330,670	1,162,776
	T. Clarke P.L.C.	147,457	92,319
	Tarsus Group P.L.C.	212,372	427,830
	Travis Perkins P.L.C.	922,110	11,379,408
	Tribal Group P.L.C.	132,810	89,377
*	Trifast P.L.C.	359,985	201,624
	UK Mail Group P.L.C.	197,261	632,476
	Ultra Electronics Holdings P.L.C.	283,178	6,496,284
	Umeco P.L.C.	196,406	1,114,443
#	Volex P.L.C.	229,354	928,636
	Vp P.L.C.	167,297	582,740
	Wincanton P.L.C.	479,763	463,865
	WS Atkins P.L.C.	501,683	4,825,260
	WSP Group P.L.C.	276,589	890,477
#	XP Power, Ltd	73,546	1,069,231
Total Industrials			330,664,955

Information Technology — (10.0%)
	Acal P.L.C.	104,729	282,479
	Alphameric P.L.C.	95,741	34,987
*	Alterian P.L.C.	179,139	305,083
	Anite P.L.C.	1,166,924	1,700,043
	Aveva Group P.L.C.	289,692	6,439,922
	Computacenter P.L.C.	446,179	2,315,593
	CSR P.L.C.	683,977	1,947,752
	Dialight P.L.C.	111,362	1,204,503
	Diploma P.L.C.	482,456	2,542,996
	Domino Printing Sciences P.L.C.	455,803	3,622,594
	E2V Technologies P.L.C.	354,068	578,839
	Electrocomponents P.L.C.	1,730,514	5,055,652
	Fidessa Group P.L.C.	137,261	3,226,316
	Halma P.L.C.	1,541,075	7,904,969
*	Imagination Technologies Group P.L.C.	961,901	8,200,427
*	Innovation Group P.L.C.	3,208,091	1,009,933
	Kewill P.L.C.	368,863	441,754
*	Kofax P.L.C.	317,667	1,163,021
	Laird P.L.C.	917,292	2,198,834
	Logica P.L.C.	6,339,968	6,084,872
	Micro Focus International P.L.C.	568,939	3,428,340
*	Misys P.L.C.	1,604,251	5,784,975
	Moneysupermarket.com Group P.L.C.	483,650	789,276
*	NCC Group P.L.C.	1,703	22,140
	Oxford Instruments P.L.C.	217,414	3,205,158
	Phoenix IT Group, Ltd.	204,552	513,198
	Premier Farnell P.L.C.	1,467,203	4,100,583
	Psion P.L.C.	500,223	343,569
	PV Crystalox Solar P.L.C.	956,033	63,516
	Renishaw P.L.C.	188,423	2,886,649
	RM P.L.C.	363,499	330,822
	SDL P.L.C.	338,168	3,489,898
	Spectris P.L.C.	515,234	10,295,072
	Spirent Communications P.L.C.	2,622,105	4,786,205
*	Telecity Group P.L.C.	656,917	6,600,743
	TT electronics P.L.C.	635,179	1,325,128
	Vislink P.L.C.	274,226	87,530
*	Wolfson Microelectronics P.L.C.	504,759	1,024,480
	Xaar P.L.C.	251,590	939,579
*	Xchanging P.L.C.	730,123	734,000
Total Information Technology			107,011,430

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Materials — (7.3%)
	African Barrick Gold, Ltd.	175,432	$1,251,642
*	Allied Gold Mining PLC	964	2,164
	British Polythene Industries P.L.C.	102,332	539,603
	Carclo P.L.C.	214,230	971,330
*	Centamin P.L.C.	2,940,820	3,763,256
	Croda International P.L.C.	520,183	14,562,102
	DS Smith P.L.C.	2,106,170	6,471,970
	Elementis P.L.C.	1,966,934	4,192,933
	Ferrexpo P.L.C.	888,830	3,710,230
	Filtrona P.L.C.	753,961	4,454,603
*	Gem Diamonds, Ltd.	424,075	1,278,458
	Hill & Smith Holdings P.L.C.	289,549	1,126,863
	Hochschild Mining P.L.C.	640,518	3,841,308
*	International Ferro Metals, Ltd.	238,075	68,424
*	Inveresk P.L.C.	125,000	3,203
*	Lonmin P.L.C.	215,607	3,285,051
	Marshalls P.L.C.	722,366	1,009,475
	Mondi P.L.C.	1,231,343	8,697,714
*	Namakwa Diamonds, Ltd.	6,057	739
	New World Resources P.L.C. Series A	77,748	533,028
	Petropavlovsk P.L.C.	646,643	6,188,094
	Porvair P.L.C.	146,460	212,327
	RPC Group P.L.C.	622,691	3,457,646
#*	Talvivaara Mining Co. P.L.C.	349,633	1,082,964
	Victrex P.L.C.	340,523	5,793,281
	Yule Catto & Co. P.L.C.	831,772	2,122,260
	Zotefoams P.L.C.	96,852	176,094
Total Materials			78,796,762

Telecommunication Services — (2.5%)
	Cable & Wireless Communications P.L.C.	9,400,024	5,566,230
	Cable & Wireless Worldwide P.L.C.	6,594,754	1,664,944
*	Colt Group SA	1,287,437	1,821,857
	Inmarsat P.L.C.	1,347,950	8,441,793
	Kcom Group P.L.C.	2,643,350	2,872,432
	TalkTalk Telecom Group P.L.C.	1,746,112	3,668,449
	Telecom Plus P.L.C.	265,603	3,188,610
Total Telecommunication Services			27,224,315

Utilities — (2.7%)
	Dee Valley Group P.L.C.	12,109	244,163
	Drax Group P.L.C.	1,479,700	12,514,618
	Pennon Group P.L.C.	1,445,401	16,006,243
Total Utilities			28,765,024
TOTAL COMMON STOCKS			1,067,622,789
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	R.E.A. Holdings P.L.C.	5,414	9,292
RIGHTS/WARRANTS — (0.0%)
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe P.L.C. Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS			—

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (0.9%)
§@ DFA Short Term Investment Fund	7,000,000	$7,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12 (Collateralized
by U.S. Treasury Note 1.375%, 09/30/18, valued at $2,235,983) to be repurchased at
$2,192,159	$2,192	2,192,140
TOTAL SECURITIES LENDING COLLATERAL		9,192,140

TOTAL INVESTMENTS — (100.0%)
(Cost $1,118,700,276)^		$1,076,824,221
____________________

^     The cost for federal income tax purposes is $1,123,288,705.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (83.6%)
AUSTRIA — (1.9%)
	Agrana Beteiligungs AG	17,322	$1,792,739
#*	A-TEC Industries AG	21,828	23,731
	Atrium European Real Estate, Ltd.	346,698	1,562,777
	Austria Email AG	715	6,962
	Austria Technologie & Systemtechnik AG	38,888	422,710
	BKS Bank AG	3,120	71,070
#	BWT AG	32,881	554,858
*	CA Immobilien Anlagen AG	163,483	1,753,247
*	Constantia Packaging AG Escrow Shares	18,095	—
*	DO & CO Restaurants & Catering AG	1,359	45,925
*	EAG-Beteiligungs AG	1,650	779
#	EVN AG	96,845	1,349,736
#	Flughafen Wien AG	43,364	1,641,053
	Frauenthal Holding AG	12,084	147,047
#*	Intercell AG	104,732	256,543
	Josef Manner & Co. AG	870	60,804
#	Kapsch TrafficCom AG	16,512	1,248,210
	Lenzing AG	33,289	2,748,609
#	Mayr-Melnhof Karton AG	32,872	2,785,303
	Oberbank AG	37,973	2,325,075
#	Oesterreichischen Post AG	112,815	3,397,264
#	Palfinger AG	48,572	773,848
#*	Polytec Holding AG	48,001	336,419
#	RHI AG	98,844	1,930,870
	Rosenbauer International AG	12,941	605,419
#*	S IMMO AG	169,918	989,407
*	S&T System Integration & Technology Distribution AG	6,318	14,336
#	Schoeller-Bleckmann Oilfield Equipment AG	37,937	3,349,165
	Semperit Holding AG	35,539	1,367,309
#	Strabag SE	101,540	2,900,664
	UBM Realitaetenentwicklung AG	1,440	46,593
#	Uniqa Versicherungen AG	184,842	2,250,257
#*	Warimpex Finanz und Beteiligungs AG	10,047	10,119
#	Wienerberger AG	398,730	3,589,132
	Wolford AG	11,252	340,719
#	Zumtobel AG	98,271	1,359,646
TOTAL AUSTRIA			42,058,345

BELGIUM — (3.0%)
#*	Ablynx NV	69,930	308,239
	Ackermans & van Haaren NV	94,712	7,040,950
*	Agfa-Gevaert NV	598,923	949,352
	Arseus NV	68,759	980,558
#	Atenor Group NV	3,415	107,234
	Banque Nationale de Belgique SA	952	2,779,156
	Barco NV	55,666	2,782,111
#	Bekaert NV	72,959	2,329,860
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	223,679
	Compagnie d’Entreprises SA	41,428	2,030,540
*	Compagnie du Bois Sauvage SA	87	—
	Compagnie Immobiliere de Belgique SA	10,535	336,453
	Compagnie Maritime Belge SA	64,746	1,417,695
#*	Deceuninck NV	268,523	252,988
#*	Devgen NV	48,195	332,239
	D’Ieteren SA	129,060	5,680,627
#	Duvel Moorgat SA	8,799	807,998
	Econocom Group SA	65,485	1,317,020
	Elia System Operator SA	124,286	4,808,416

The Continental Small Company Series
continued

		Shares	Value††
BELGIUM — (Continued)
#*	Euronav SA	86,554	$417,643
#	EVS Broadcast Equipment SA	44,026	2,245,397
#	Exmar NV	132,340	980,938
	Floridienne SA	2,033	342,155
*	Galapagos NV	78,747	1,056,618
	Gimv NV	13,874	660,833
	Hamon & Compagnie International SA	3,876	73,415
	Henex SA	4,294	222,652
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	207,444
	Ion Beam Applications SA	79,751	491,833
	Jensen-Group NV	12,030	117,491
	Kinepolis Group NV	15,819	1,128,691
#	Lotus Bakeries NV	1,361	732,566
	Melexis NV	93,665	1,253,854
#	Nyrstar NV	552,850	4,341,553
	Omega Pharma SA	85,437	3,966,832
#*	Picanol NV	16,620	217,083
*	RealDolmen NV	7,428	160,409
	Recticel SA	68,845	405,582
	Resilux SA	4,095	272,701
	Rosier SA	655	211,361
	Roularta Media Group NV	8,511	160,781
*	SAPEC SA	3,531	194,434
	Sioen Industries NV	52,140	353,316
	Sipef NV	27,048	2,027,484
	Softimat SA	24,253	128,878
*	Spector Photo Group SA	8,349	4,101
	Telenet Group Holding NV	6,645	253,031
#	Ter Beke NV	2,281	150,605
	Tessenderlo Chemie NV	107,469	2,848,370
#*	ThromboGenics NV	111,651	2,723,397
*	TiGenix NV	22,164	20,918
	Van de Velde NV	27,539	1,256,310
	VPK Packaging Group SA	12,084	472,987
TOTAL BELGIUM			64,586,778

DENMARK — (2.7%)
*	Aarhus Lokalbank A.S.	7,872	6,485
*	Aktieselskabet Skjern Bank A.S.	3,276	45,954
	Alk-Abello A.S.	25,725	1,434,409
*	Alm. Brand A.S.	466,665	661,343
*	Amagerbanken A.S.	647,900	—
	Ambu A.S. Series B	23,899	598,281
*	Arkil Holdings A.S. Series B	736	49,900
	Auriga Industries A.S. Series B	96,829	1,254,675
*	Bang & Olufsen Holdings A.S.	138,857	1,302,856
*	Bavarian Nordic A.S.	96,869	645,309
	BoConcept Holding A.S.	5,650	77,777
	Brodrene Hartmann A.S. Series B	11,730	206,143
*	Brondbyernes IF Fodbold A.S. Series B	13,156	29,816
	D/S Norden A.S.	110,869	2,589,249
*	Dalhoff Larsen & Horneman A.S.	40,950	45,730
*	Dantherm Holding A.S.	3,104	7,524
#	DFDS A.S.	18,568	1,144,754
*	Djursland Bank A.S.	8,970	206,373
#	East Asiatic Co., Ltd. A.S.	55,571	1,142,980
*	F.E. Bording A.S.	600	45,967
*	Fionia Holding A.S.	17,880	—
	Fluegger A.S. Series B	4,198	229,824
*	Genmab A.S.	140,715	919,193
	GN Store Nord A.S.	798,612	6,702,503

The Continental Small Company Series
continued

		Shares	Value††
DENMARK — (Continued)
*	GPV Industri A.S. Series B	2,200	$11,492
	Gronlandsbanken A.S.	768	39,463
*	H&H International A.S. Series B	17,280	127,414
	Harboes Bryggeri A.S.	12,252	184,693
	Hojgaard Holding A.S. Series B	2,750	43,009
#	IC Companys A.S.	35,278	628,238
*	Incentive A.S.	3,575	11,516
	Jeudan A.S.	4,620	305,654
*	Jyske Bank A.S.	171,851	4,213,178
	Lan & Spar Bank A.S.	5,150	242,108
*	Lastas A.S. Series B	10,343	52,240
	Lollands Bank A.S.	248	4,303
*	Mols-Linien A.S.	27,490	66,776
#*	NeuroSearch A.S.	79,539	245,138
#	NKT Holding A.S.	92,105	3,046,388
	Nordjyske Bank A.S.	17,600	202,495
	Norresundby Bank A.S.	7,350	189,549
	North Media A.S.	36,665	145,252
*	Ostjydsk Bank A.S.	3,305	100,574
#*	Pandora A/S	107,011	1,000,702
#*	Parken Sport & Entertainment A.S.	33,556	406,351
	Per Aarsleff A.S. Series B	6,396	447,461
	Ringkjoebing Landbobank A.S.	16,763	1,686,676
	Roblon A.S. Series B	540	60,006
#	Rockwool International A.S. Series B	20,954	1,677,153
	Royal Unibrew A.S.	40,267	2,250,207
*	Salling Bank A.S.	430	14,989
	Schouw & Co. A.S.	74,017	1,191,816
	SimCorp A.S.	19,486	2,978,275
*	Sjaelso Gruppen A.S.	18,337	4,572
*	SKAKO A.S.	1,577	4,757
	Solar Holdings A.S. Series B	18,041	721,649
*	Spar Nord Bank A.S.	126,467	704,163
*	Sparbank A.S.	10,930	75,733
*	Sparekassen Faaborg A.S.	1,972	85,945
	Sydbank A.S.	279,299	4,366,115
	Thrane & Thrane A.S.	16,739	745,112
	Tivoli A.S.	969	502,988
#*	TK Development A.S.	153,640	358,017
*	Topdanmark A.S.	53,386	8,304,872
#*	TopoTarget A.S.	415,899	181,482
*	Topsil Semiconductor Materials A.S.	194,350	16,196
#*	Torm A.S.	123,250	80,517
	United International Enterprises A.S.	3,155	389,771
*	Vestas Wind Systems A.S.	3,191	34,320
*	Vestjysk Bank A.S.	27,573	89,386
TOTAL DENMARK			57,585,756

FINLAND — (5.5%)
	Ahlstrom Oyj	22,304	359,724
	Aktia Oyj Series A	13,711	86,591
#	Alma Media Oyj	277,852	2,206,154
	Amer Sports Oyj Series A	421,831	4,901,919
	Aspo Oyj	77,875	684,605
	Atria P.L.C.	20,043	154,144
*	Bank of Aland P.L.C. Series B	22,078	247,076
	BasWare Oyj	34,550	734,317
#*	Biotie Therapies Corp. Oyj	774,610	502,723
	Cargotec Oyj Series B	132,519	3,916,879
	Citycon Oyj	649,070	1,938,128
*	Componenta Oyj	34,813	151,852

The Continental Small Company Series
continued

		Shares	Value††
FINLAND — (Continued)
	Comptel P.L.C.	324,863	$204,990
	Cramo Oyj	155,694	1,589,429
	Digia P.L.C.	55,020	172,230
*	Efore Oyj	114,965	106,873
*	Elcoteq SE	3,041	905
*	Elektrobit Corp. Oyj	2,476	1,219
#	Elisa Oyj	494,801	10,302,204
*	eQ P.L.C.	67,120	135,099
	Etteplan Oyj	62,600	181,338
*	Finnair Oyj	277,805	826,043
*	Finnlines Oyj	124,906	1,243,918
	Fiskars Oyj Abp	181,663	3,272,794
#	F-Secure Oyj	463,536	1,205,299
*	GeoSentric Oyj	244,900	3,170
*	Glaston Oyj Abp	131,940	76,481
	HKScan Oyj Series A	99,158	721,564
	Huhtamaki Oyj	362,987	4,287,832
	Ilkka-Yhtyma Oyj	61,503	525,683
#	KCI Konecranes Oyj	245,559	4,592,333
#	Kemira Oyj	368,427	4,360,102
	Kesko Oyj Series B	76,731	2,572,190
	Laennen Tehtaat Oyj	18,920	359,675
	Lassila & Tikanoja Oyj	125,791	1,870,729
#	Lemminkainen Oyj	22,035	532,903
#*	M-real Oyj Series B	1,549,706	2,652,654
*	Neo Industrial Oyj	15,900	51,349
*	Neste Oil Oyj	285,400	2,870,363
	Nordic Aluminium Oyj	10,440	340,109
	Okmetic Oyj	54,904	348,746
	Olvi Oyj Series A	62,708	1,196,887
#	Oriola-KD Oyj Series A	5,045	12,347
#	Oriola-KD Oyj Series B	346,706	771,378
	Orion Oyj Series A	128,371	2,515,963
#	Orion Oyj Series B	337,043	6,548,837
#	Outokumpu Oyj	381,565	2,495,890
	Outotec Oyj	133,044	6,230,991
	PKC Group Oyj	55,424	820,024
	Pohjola Bank P.L.C. Series A	331,849	3,215,529
	Ponsse Oyj	25,336	229,144
#	Poyry Oyj	187,165	1,309,902
	Raisio P.L.C. Series V	490,304	1,514,555
	Ramirent Oyj	314,761	2,230,706
	Rapala VMC Oyj	113,258	826,020
#	Rautaruukki Oyj Series K	323,076	2,958,896
	Raute Oyj Series A	10,298	82,668
	Ruukki Group Oyj	604,909	697,154
	Saga Furs Oyj	8,490	180,395
#	Sanoma Oyj	276,990	3,170,114
	Sievi Capital P.L.C.	123,479	313,181
	SRV Group P.L.C.	7,277	37,611
	Stockmann Oyj Abp Series A	43,914	774,888
#	Stockmann Oyj Abp Series B	107,109	1,658,308
	Technopolis Oyj	177,167	766,333
	Teleste Oyj	53,559	207,648
#	Tieto Oyj	291,983	4,144,140
#	Tikkurila Oyj	118,741	1,977,470
	Tulikivi Oyj	62,013	50,669
#	Uponor Oyj Series A	217,678	1,931,823
	Vacon Oyj	45,190	1,801,798
	Vaisala Oyj Series A	39,132	828,158
	Viking Line Abp	10,400	296,583

The Continental Small Company Series
continued

		Shares	Value††
FINLAND — (Continued)
#	Yit Oyj	390,890	$6,240,392
TOTAL FINLAND			119,328,738

FRANCE — (9.6%)
#	ABC Arbitrage SA	26,282	209,123
#*	Air France-KLM	252,948	1,291,862
#	Akka Technologies SA	8,695	181,965
	Ales Groupe SA	32,210	471,207
*	Altamir Amboise SA	68,287	530,631
	ALTEN SA	68,354	1,603,848
#*	Altran Technologies SA	676,432	2,434,812
	April SA	74,171	1,126,880
#*	Archos SA	32,722	280,021
	Arkema SA	130,795	9,190,786
*	Artprice.com SA	3,246	214,078
	Assystem	55,571	851,163
#*	Atari SA	56,179	115,316
	AtoS	71,224	3,111,711
	Aubay SA	10,285	61,417
	Audika SA	21,251	359,458
#	Aurea SA	3,551	23,167
#	Avenir Telecom SA	17,841	12,424
*	Axway Software SA	22,982	490,007
*	Baccarat SA	1,090	197,299
	Banque Tarneaud SA	1,430	177,714
#	Beneteau SA	179,820	1,876,556
#*	Bigben Interactive SA	10,448	97,195
*	BioAlliance Pharma SA	22,124	92,177
	Boiron SA	28,682	744,524
	Boizel Chanoine Champagne SA	7,266	422,458
	Bonduelle SCA	13,650	1,103,696
	Bongrain SA	34,266	2,142,890
#	Bourbon SA	182,469	4,997,012
*	Boursorama SA	54,045	386,915
*	Bull SA	309,488	1,140,067
	Burelle SA	3,894	851,633
	Cafom SA	5,092	59,216
	CBo Territoria SA	28,320	93,321
#	Cegedim SA	16,591	364,886
	CEGID Group SA	8,757	162,254
	CFAO SA	35,382	1,197,025
*	Cie des Alpes	4,636	86,028
*	Cie Generale de Geophysique - Veritas SA	12,983	301,361
	Ciments Francais SA	6,053	467,541
#*	Club Mediterranee SA	81,291	1,379,871
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	78,693
*	CS Communication & Systemes SA	5,100	16,241
	Damartex SA	21,101	491,722
#*	Derichebourg SA	548,515	1,650,964
	Devoteam SA	16,890	221,139
*	Dynaction SA	12,745	100,589
*	Eiffage SA	38,250	921,575
#	Electricite de Strasbourg SA	21,886	2,891,259
	Entrepose Contracting SA	3,437	295,757
	Esso SA Francaise	9,411	824,117
#	Establissements Maurel et Prom SA	323,678	4,916,266
*	Etam Developpement SA	1,148	15,672
	Euler Hermes SA	39,146	2,310,539
#*	Euro Disney SCA	138,383	632,082
#	Eurofins Scientific SA	12,661	920,538
	Exel Industries SA Series A	10,680	440,002

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
FRANCE — (Continued)
	Faiveley Transport SA	20,842	$1,295,591
	Faurecia SA	97,449	1,836,632
	Fimalac SA	31,490	1,193,095
	Fleury Michon SA	4,694	172,213
	Flo Groupe SA	29,358	134,679
#*	GameLoft SA	84,916	530,490
*	Gascogne SA	6,907	205,718
	Gaumont SA	14,043	767,595
#*	GECI International SA	59,392	104,073
	Gemalto NV	109,597	5,311,776
	Gevelot SA	3,584	217,680
#*	GFI Informatique SA	134,770	395,207
	GL Events SA	21,143	379,798
	GPE Groupe Pizzorno SA	5,200	72,058
	Groupe Crit SA	24,255	360,140
*	Groupe Go Sport SA	1,125	14,075
#	Groupe Gorge SA	18,510	194,954
#	Groupe Guillin SA	1,200	73,567
*	Groupe Open SA	27,590	168,273
#*	Groupe Partouche SA	61,786	96,333
#	Groupe Steria SCA	82,770	1,402,970
	Guerbet SA	6,577	536,954
	Guyenne et Gascogne SA	25,083	2,624,844
*	Haulotte Group SA	61,352	370,240
	Havas SA	1,237,226	5,074,669
*	Hi-Media SA	100,249	285,466
*	Idsud SA	2,227	62,113
	Ingenico SA	118,736	4,277,410
#	Interparfums SA	15,050	318,435
	Ipsen SA	57,266	1,795,243
	Ipsos SA	89,607	2,541,671
*	Jacquet Metal Service SA	48,141	495,834
*	Kaufman & Broad SA	1,917	34,974
	Korian SA	8,204	133,831
#	Laurent-Perrier SA	12,546	1,177,345
	LDC SA	19	1,955
#	Lectra SA	83,499	496,849
	Lisi SA	16,907	1,109,038
*	LVL Medical Groupe SA	18,786	291,241
	M6 Metropole Television SA	155,729	2,315,958
	Maisons France Confort SA	6,671	164,610
#*	Manitou BF SA	48,911	738,422
	Manutan International SA	14,553	635,987
#*	Maurel & Prom Nigeria	323,678	816,894
*	Medica SA	59,126	993,319
	Mersen SA	64,007	1,928,429
#*	METabolic EXplorer SA	3,034	11,289
	MGI Coutier SA	2,753	118,943
	Montupet SA	1,081	5,312
	Mr. Bricolage SA	30,731	367,126
#	Naturex SA	12,810	859,439
#	Neopost SA	91,985	6,185,863
	Nexans SA	131,823	6,807,411
	Nexity SA	83,910	1,892,806
*	NicOx SA	33,240	43,511
	Norbert Dentressangle SA	20,989	1,464,810
*	NRJ Group SA	12,748	110,993
	Oeneo SA	113,285	282,482
#	Orpea SA	101,314	3,298,686
	Osiatis SA	1,400	9,132
#	PagesJaunes Groupe SA	384,634	1,392,787

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
FRANCE — (Continued)
	Paris Orleans et Cie SA	1,401	$26,464
*	Parrot SA	18,832	421,916
	Pierre & Vacances SA	18,411	608,629
	Plastic Omnium SA	95,424	1,886,891
	Plastivaloire SA	4,552	105,529
	PSB Industries SA	8,438	221,301
	Rallye SA	95,651	2,666,339
#*	Recylex SA	55,481	214,376
	Remy Cointreau SA	82,777	6,638,753
	Robertet SA	3,167	491,515
#*	Rodriguez Group SA	31,298	126,268
	Rougier SA	6,115	238,226
	Rubis SA	78,288	4,080,517
*	Rue du Commerce SA	136	1,578
#*	S.T. Dupont SA	300,960	151,147
#	Sa des Ciments Vicat SA	29,610	1,693,070
	Sabeton SA	13,500	223,856
	Saft Groupe SA	75,425	2,127,315
	Samse SA	8,342	600,498
	Sartorius Stedim Biotech SA	5,122	324,377
	Seche Environnement SA	4,452	164,674
#	Sechilienne SA	60,146	849,535
	Securidev SA	2,500	113,161
#	Sequana SA	46,996	259,786
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	135,278
	Societe BIC SA	74,331	6,575,875
	Societe d’Edition de Canal Plus SA	306,742	1,698,707
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,446,069
	Societe Internationale de Plantations d’Heveas SA	4,451	342,194
	Societe Pour l’Informatique Industrielle SA	40,908	220,800
	Societe Television Francaise 1 SA	303,495	2,952,218
#*	Soitec SA	383,996	1,878,142
#	Somfy SA	21,738	4,275,790
	Sopra Group SA	22,982	1,060,812
*	Spir Communication SA	2,956	81,117
*	Stallergenes SA	3,386	184,894
#*	Ste Industrielle d’Aviation Latecoere SA	16,344	199,791
	STEF-TFE SA	29,121	1,319,325
*	Store Electronic SA	2,100	27,467
	Sucriere de Pithiviers Le Vieil SA	1,745	3,599,821
	Sword Group SA	17,347	270,103
	Synergie SA	54,902	646,188
#*	Technicolor SA	321,494	481,327
	Teleperformance SA	181,538	4,032,869
	Tessi SA	5,050	456,494
#*	Theolia SA	347,281	385,329
*	Thermador Groupe	431	59,583
#	Tonnellerie Francois Freres SA	3,839	144,621
	Total Gabon SA	662	253,328
	Touax SA	1,317	37,135
	Toupargel Groupe SA	111	1,295
#*	Transgene SA	13,430	133,429
	Trigano SA	29,525	443,769
*	UbiSoft Entertainment SA	304,461	2,025,519
	Union Financiere de France Banque SA	16,828	435,778
	Valeo SA	196,323	7,769,667
	Viel et Compagnie SA	158,130	509,404
#	Vilmorin & Cie SA	20,195	1,922,219
	Virbac SA	17,494	2,709,837
#*	Vivalis SA	12,089	86,042
	VM Materiaux SA	6,914	207,926

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
FRANCE — (Continued)
	Vranken Pommery Monopole SA	14,162	$501,559
#	Zodiac Aerospace SA	89,170	7,532,929
TOTAL FRANCE			206,908,279

GERMANY — (12.1%)
	A.S. Creation Tapeton AG	6,853	216,871
*	AAP Implantate AG	47,250	42,733
*	Aareal Bank AG	423,110	7,633,993
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	274
*	ADVA AG Optical Networking	128,074	599,090
	AGROB Immobilien AG	5,800	67,351
#*	Air Berlin P.L.C.	117,774	380,211
#	Aixtron SE	314,748	4,000,180
*	Aligna AG	318,087	5,317
	Allgeier Holding AG	3,177	44,067
#	Amadeus Fire AG	16,192	557,547
*	Andreae-Noris Zahn AG	26,412	989,582
#	Asian Bamboo AG	29,133	559,983
#	AUGUSTA Technologie AG	28,595	529,412
	Aurubis AG	152,783	8,130,677
	Baader Bank AG	132,511	348,862
#*	Balda AG	127,634	715,885
#	Bauer AG	22,556	615,083
#	BayWa AG	20,761	731,910
	Bechtle AG	43,981	1,488,857
#	Bertrandt AG	23,001	1,506,616
*	Beta Systems Software AG	8,550	21,563
*	Bijou Brigitte AG	812	76,625
	Bilfinger Berger SE	125,406	10,677,964
*	Biolitec AG	26,229	62,778
#	Biotest AG	20,784	1,106,859
*	BKN International AG	33,408	562
*	BMP Media Vestors AG	42,481	30,340
*	Borussia Dortmund GmbH & Co. KGaA	208,512	512,312
*	CANCOM AG	1,156	13,167
#	Carl Zeiss Meditec AG	86,687	1,828,006
	CAT Oil AG	47,541	272,466
#*	Celesio AG	119,149	1,884,688
	CENIT AG	1,487	11,534
*	Centrosolar Group AG	12,706	21,322
	Centrotec Sustainable AG	42,634	621,010
#	Centrotherm Photovoltaics AG	28,152	360,036
	Cewe Color Holding AG	15,268	619,351
*	Colonia Real Estate AG	3,523	13,664
	Comdirect Bank AG	139,558	1,349,665
#	CompuGroup Medical AG	14,015	157,602
#*	Conergy AG	221,174	89,691
#*	Constantin Medien AG	359,780	595,558
	CropEnergies AG	57,113	361,682
	CTS Eventim AG	106,100	3,183,442
*	Curanum AG	100,137	258,121
#	DAB Bank AG	130,043	557,724
	Data Modul AG	11,455	170,555
	Delticom AG	6,024	518,931
	Deufol AG	113,203	143,010
#	Deutsche Beteiligungs AG	29,695	597,723
	Deutsche Wohnen AG	243,836	3,238,157
*	Deutz AG	263,835	1,402,118
*	Dialog Semiconductor P.L.C.	166,323	2,698,605
	DIC Asset AG	13,115	90,862
	Dierig Holding AG	10,500	177,359

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
GERMANY — (Continued)
#	Douglas Holding AG	105,346	$3,786,632
	Dr. Hoenle AG	14,858	175,800
	Draegerwerk AG & Co. KGaA	921	59,387
	Drillisch AG	158,285	1,451,764
	Duerr AG	36,111	1,586,907
	DVB Bank SE	173,470	5,376,462
#	Eckert & Ziegler AG	7,196	210,259
#	Elmos Semiconductor AG	34,592	355,427
#	ElreingKlinger AG	105,909	2,624,994
#*	Epigenomics AG	5,535	9,310
	Erlus AG	2,970	115,167
#*	Euromicron AG	11,385	234,400
	Euwax AG	17,978	1,152,427
#*	Evotec AG	1,165,338	3,514,703
	Fielmann AG	46,199	4,386,562
*	First Sensor AG	3,931	46,176
*	FJA AG	217	359
#	Freenet AG	372,758	4,820,504
#	Fuchs Petrolub AG	139,623	5,418,709
#	GAGFAH SA	281,532	1,446,024
	GBW AG	28,417	624,148
	Gerresheimer AG	89,828	3,737,131
	Gerry Weber International AG	89,108	2,712,309
#*	Gesco AG	10,010	818,523
	GFK SE	72,083	2,853,736
	GFT Technologies AG	66,050	231,914
#*	Gigaset AG	151,718	482,757
*	Gildemeister AG	134,092	1,688,615
#*	Grammer AG	38,035	639,901
	Grenkeleasing AG	33,471	1,688,196
	H&R AG	21,428	458,011
	Hamborner REIT AG	28,257	233,994
	Hamburger Hafen und Logistik AG	55,006	1,622,767
#*	Hansa Group AG	146,815	610,872
	Hawesko Holding AG	19,463	885,626
#*	Heidelberger Druckmaschinen AG	734,833	1,177,592
	Homag Group AG	13,586	137,041
*	IKB Deutsche Industriebank AG	21,843	12,269
	Indus Holding AG	45,532	1,110,620
	Innovation in Traffic Systems AG	23,949	439,726
#	Interseroh SE	21,642	1,482,486
#*	Intershop Communications AG	62,598	166,648
	Isra Vision Systems AG	10,917	215,116
#*	IVG Immobilien AG	480,972	1,304,188
*	Jenoptik AG	162,963	960,901
*	Joyou AG	2,461	25,148
*	Kampa AG	35,505	1,664
#	Kloeckner & Co. SE	341,221	4,367,470
	Koenig & Bauer AG	7,004	90,148
#	Kontron AG	189,937	1,242,153
#	Krones AG	72,618	3,444,865
#	KSB AG	3,584	2,009,594
#*	Kuka AG	102,786	1,878,077
	KWS Saat AG	17,224	3,432,641
	Leifheit AG	12,500	331,064
#	Leoni AG	115,635	3,845,985
#*	Loewe AG	25,187	81,372
#	LPKF Laser & Electronics AG	20,347	249,764
#*	Manz AG	5,470	154,066
#*	Masterflex AG	19,347	129,827
*	Maxdata Computer AG	94,120	14,740

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
GERMANY — (Continued)
	Mediclin AG	119,554	$577,023
#*	Medigene AG	87,499	109,787
#	Mensch und Maschine Software AG	27,532	165,698
	MLP AG	216,957	1,436,997
	Mobotix AG	4,367	124,189
*	Mologen AG	24,513	222,675
*	Morphosys AG	62,322	1,412,254
#*	MPC Muenchmeyer Petersen Capital AG	5,101	9,213
	MTU Aero Engines Holding AG	142,908	9,124,965
#	Muehlbauer Holding & Co. AG	14,905	422,349
#	MVV Energie AG	114,055	3,366,808
	Nemetschek AG	24,668	821,969
*	Nexus AG	33,813	306,110
#*	Nordex SE	126,718	648,165
#	OHB AG	35,659	525,205
	Oldenburgische Landesbank AG	4,234	167,316
	P&I Personal & Informatik AG	17,889	638,796
*	Patrizia Immobilien AG	41,860	185,458
#	Pfeiffer Vacuum Technology AG	34,071	2,976,006
*	Pfleiderer AG	98,494	35,088
	Phoenix Solar AG	10,092	28,056
	PNE Wind AG	167,451	400,755
#	Praktiker AG	195,237	344,345
	Progress-Werk Oberkirch AG	6,250	253,224
#	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	30,993	589,541
	PVA TePla AG	46,019	182,801
#*	Q-Cells SE	226,583	151,534
#*	QSC AG	306,094	825,507
	R Stahl AG	14,410	505,179
#	Rational AG	15,420	3,345,798
*	REALTECH AG	13,541	87,801
	Renk AG	18,838	1,487,560
	Rheinmetall AG	126,352	5,595,512
	Rhoen-Klinikum AG	406,308	7,732,812
	Ruecker AG	18,869	251,044
	S.A.G. Solarstrom AG	21,788	95,906
*	SAF-Holland SA	54,481	250,079
	Schaltbau Holding AG	1,921	174,765
*	Sedo Holding AG	69,691	239,227
	Sektkellerei Schloss Wachenheim AG	14,520	139,761
*	SER Systems AG	9,400	207
#*	SGL Carbon SE	229,387	11,290,812
#*	Singulus Technologies AG	236,814	620,895
	Sinner AG	2,660	53,895
	Sixt AG	81,198	1,432,218
*	SKW Stahl-Metallurgie Holding AG	15,276	224,161
#*	Sky Deutschland AG	1,051,866	1,908,833
*	SM Wirtschaftsberatungs AG	18,133	112,414
#*	SMA Solar Technology AG	20,774	1,157,927
#*	SMT Scharf AG	2,431	69,961
	Software AG	163,367	6,022,864
*	Solar Millennium AG	26,755	10,390
*	Solar-Fabrik AG	11,580	23,322
#	Solarworld AG	285,203	1,200,720
*	Solon SE	23,485	11,217
	Stada Arzneimittel AG	185,987	4,627,570
	STINAG Stuttgart Invest AG	35,003	768,649
	Stoehr & Co. AG	6,000	13,770
	STRATEC Biomedical AG	27,909	1,145,046
*	Stroer Out-of-Home Media AG	12,572	206,376
*	Sunways AG	15,010	29,899

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
GERMANY — (Continued)
#*	Suss Microtec AG	59,969	$435,143
#	Symrise AG	330,233	8,794,596
	Syzygy AG	30,656	139,782
#*	TAG Immobilien AG	194,383	1,548,598
	Takkt AG	126,507	1,393,521
#	TDS Informationstechnologie AG	89,063	564,756
#	Telegate AG	16,807	115,269
*	Tipp24 SE	9,654	411,878
*	Tom Tailor Holding AG	15,736	250,367
	Tomorrow Focus AG	113,715	492,432
#*	TUI AG	468,655	2,907,045
	UMS United Medical Systems International AG	6,203	48,127
	UmweltBank AG	17,805	572,082
	United Internet AG	11,771	209,821
	VBH Holding AG	9,415	47,295
*	Verbio AG	50,804	210,851
#	Vossloh AG	37,975	3,636,175
	VTG AG	32,073	551,348
#	Wacker Neuson SE	45,820	565,212
*	Wanderer-Werke AG	7,903	552
	Washtec AG	1,983	18,851
	Wincor Nixdorf AG	119,287	5,327,867
	Wirecard AG	284,730	4,570,462
	Wuerttembergische Lebensversicherung AG	27,308	471,197
	Wuerttembergische Metallwarenfabrik AG	29,451	1,121,800
	XING AG	5,288	280,505
#	Zhongde Waste Technology AG	4,008	19,487
#*	zooplus AG	4,427	246,169
TOTAL GERMANY			259,094,803

GREECE — (1.8%)
*	Aegean Airlines S.A.	5,746	9,653
*	Aegek S.A.	120,000	13,445
*	Agricultural Bank of Greece S.A.	63,660	24,310
*	Alfa Alfa Energy S.A.	3,810	6,854
*	Alpha Bank A.E.	584,671	402,800
*	Alumil Aluminum Industry S.A.	48,665	15,463
*	Alysida S.A.	2,376	6,123
*	Anek Lines S.A.	498,242	76,388
*	Astir Palace Hotels S.A.	93,886	179,262
*	Athens Medical Center S.A.	150,874	50,596
*	Atlantic Supermarkets S.A.	34,730	3,596
*	Attica Bank S.A.	184,869	49,593
*	Atti-Kat S.A.	56,554	1,901
*	Autohellas S.A.	83,520	121,916
*	Babis Vovos International Construction S.A.	40,085	22,675
*	Balafas S.A.	15,200	3,738
*	Balkan Real Estate S.A.	5,450	2,674
	Bank of Cyprus Public Co., Ltd. S.A.	2,354,228	1,848,317
	Bank of Greece S.A.	133,571	2,153,633
*	Daios Plastics S.A.	16,350	116,178
*	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	275,576	89,069
*	Dionic S.A.	16,092	22,069
*	EFG Eurobank Ergasias S.A.	971,907	473,354
*	Elastron S.A.	95,358	49,782
*	Elbisco Holding S.A.	28,098	13,608
	Elektrak S.A.	37,647	71,885
*	Elektroniki Athinon S.A.	7,497	7,843
	Ellaktor S.A.	531,699	829,021
*	Elval - Hellenic Aluminium Industry S.A.	28,590	43,792
*	Etma Rayon S.A.	11,242	20,515

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
GREECE — (Continued)
	Euro Reliance General Insurance Co. S.A.	54,730	$29,717
*	Euromedica S.A.	33,079	18,713
	EYDAP Athens Water Supply & Sewage Co. S.A.	108,270	432,514
*	F.G. Europe S.A.	4,536	2,688
*	Folli Follie Group S.A.	124,720	1,246,531
*	Forthnet S.A.	253,290	35,675
*	Fourlis Holdings S.A.	146,787	271,214
	Frigoglass S.A.	113,901	530,950
	GEK Terna S.A.	296,155	230,940
*	Geniki Bank S.A.	31,074	10,434
*	Halkor S.A.	226,556	125,782
*	Hellenic Cables S.A.	65,236	95,711
	Hellenic Exchanges S.A.	259,239	965,152
	Hellenic Petroleum S.A.	325,823	2,680,973
*	Hellenic Sugar Industry S.A.	78,005	91,681
*	Hellenic Telecommunication Organization Co. S.A.	460,012	1,708,760
*	Heracles General Cement Co. S.A.	77,436	185,604
*	Iaso S.A.	206,042	176,080
	Inform P. Lykos S.A.	23,285	20,128
*	Informatics S.A.	3,778	1,516
*	Intracom Holdings S.A.	313,001	67,418
*	Intracom Technical & Steel Constructions S.A.	74,651	34,052
	Intralot S.A.-Integrated Lottery Systems & Services	433,742	375,451
*	Ionian Hotel Enterprises S.A.	16,914	306,472
*	Ipirotiki Software & Publications S.A.	22,110	55,515
	JUMBO S.A.	322,485	1,581,794
	Karelia Tobacco Co., Inc. S.A.	5,787	598,220
*	Kathimerini Publishing S.A.	47,170	156,380
*	Lambrakis Press S.A.	115,149	17,010
*	Lamda Development S.A.	905	2,921
*	Lan-Net S.A.	12,688	19,706
*	Lavipharm S.A.	57,739	14,872
	Loulis Mills S.A.	41,702	71,397
*	Marfin Investment Group S.A.	2,380,237	1,131,057
*	Marfin Popular Bank PCL	3,674,665	1,396,536
	Metka S.A.	99,168	762,587
*	Michaniki S.A.	155,442	43,904
	Motor Oil (Hellas) Corinth Refineries S.A.	217,638	1,662,867
*	Mytilineos Holdings S.A.	353,384	1,423,606
*	National Bank of Greece S.A.	511,564	1,057,505
*	Neorion Holdings S.A.	14,991	5,198
*	OPAP S.A.	61,283	539,310
*	Pegasus Publishing S.A.	94,144	92,603
*	Piraeus Bank S.A.	4,630,988	1,504,355
	Piraeus Port Authority S.A.	19,968	219,547
*	Promota Hellas S.A.	8,860	2,637
*	Proton Bank S.A.	141,214	—
	Public Power Corp. S.A.	420,190	2,057,901
*	Real Estate Development & Services S.A.	94,497	70,142
	S&B Industrial Minerals S.A.	68,336	361,120
*	Sarantis S.A.	74,884	187,802
*	Selected Textile S.A.	61,219	40,254
*	Sfakianakis S.A.	17,776	23,062
*	Sidenor Steel Products Manufacturing Co. S.A.	203,373	267,863
*	Spyroy Agricultural Products S.A.	61,348	25,378
*	T Bank S.A.	228,007	14,165
*	Technical Olympic S.A.	2,237	3,514
*	Teletypos S.A. Mega Channel	77,669	24,222
	Terna Energy S.A.	132,478	223,974
*	Themeliodomi S.A.	37,422	17,920
	Thessaloniki Port Authority S.A.	6,936	85,234

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
GREECE — (Continued)
	Thessaloniki Water Supply & Sewage Co. S.A.	11,146	$45,922
	Thrace Plastics Co. S.A.	99,700	59,933
	Titan Cement Co. S.A.	195,743	2,928,361
*	TT Hellenic Postbank S.A.	695,353	357,498
*	Varvaressos S.A. European Spinning Mills	10,832	1,293
*	Viohalco S.A.	603,593	2,353,554
TOTAL GREECE			37,882,848

IRELAND — (2.8%)
	Abbey P.L.C.	83,845	553,199
*	Aer Lingus Group P.L.C.	763,185	626,348
*	Aminex P.L.C.	496,086	25,717
	C&C Group P.L.C. (B010DT8)	399,607	1,472,874
	C&C Group P.L.C. (B011Y09)	1,014,594	3,767,111
	DCC P.L.C. (0242493)	308,989	7,296,468
	DCC P.L.C. (4189477)	18,170	429,326
	Donegal Creameries P.L.C.	26,085	111,056
	Dragon Oil P.L.C.	1,324,770	9,406,480
*	Elan Corp. P.L.C.	74,754	1,036,272
	FBD Holdings P.L.C.	125,728	1,056,929
	Fyffes P.L.C.	1,020,533	474,918
	Glanbia P.L.C. (0066950)	700,613	4,192,284
	Glanbia P.L.C. (4058629)	69,229	413,927
	Grafton Group P.L.C.	557,027	1,717,988
	Greencore Group P.L.C. (0386410)	1,129,199	906,158
	Greencore Group P.L.C. (5013832)	347,358	282,953
	IFG Group P.L.C.	337,495	458,260
*	Independent News & Media P.L.C. (B59HWB1)	387,242	102,712
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	84,407
	Irish Continental Group P.L.C.	91,000	1,787,739
*	Kenmare Resources P.L.C. (0487948)	4,136,548	2,885,409
*	Kenmare Resources P.L.C. (4490737)	334,447	233,045
	Kingspan Group P.L.C. (0492793)	351,640	2,891,954
	Kingspan Group P.L.C. (4491235)	78,980	649,418
*	McInerney Holdings P.L.C.	697,135	35,730
	Paddy Power P.L.C. (0258810)	180,573	10,388,718
	Paddy Power P.L.C. (4828974)	10,071	579,741
*	Providence Resources P.L.C.	62,580	190,988
*	Smurfit Kappa Group P.L.C.	456,586	2,753,442
	Total Produce P.L.C.	871,395	429,004
	United Drug P.L.C. (3302480)	820,214	2,173,800
	United Drug P.L.C. (3335969)	63,911	169,286
TOTAL IRELAND			59,583,661

ISRAEL — (2.2%)
*	Africa Israel Investments, Ltd.	254,834	774,436
*	Africa Israel Properties, Ltd.	31,703	205,430
	Africa Israel Residences, Ltd.	594	6,268
*	Airport City, Ltd.	64,912	275,716
*	Alon Holdings Blue Square Israel, Ltd.	46,194	189,200
*	AL-ROV Israel, Ltd.	15,025	306,868
	Alrov Properties & Lodgings, Ltd.	3,721	58,615
*	Alvarion, Ltd.	186,966	167,410
	Amot Investments, Ltd.	65,457	159,107
*	AudioCodes, Ltd.	159,083	609,081
	Avgol Industries 1953, Ltd.	214,865	161,006
*	Azorim Investment Development & Construction Co., Ltd.	189	165
	Bayside Land Corp.	2,122	429,063
*	Big Shopping Centers 2004, Ltd.	1,832	40,182
*	Biocell, Ltd.	16,731	95,769
*	BioLineRX, Ltd.	499,334	150,571

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
ISRAEL — (Continued)
*	Blue Square Real Estate, Ltd.	3,782	$68,420
	British Israel Investments, Ltd.	27,461	95,056
*	Ceragon Networks, Ltd.	27,850	221,703
*	Clal Biotechnology Industries, Ltd.	146,663	709,902
	Clal Industries & Investments, Ltd.	285,112	1,321,891
	Clal Insurance Enterprises Holdings, Ltd.	83,321	1,242,632
*	Compugen, Ltd.	27,479	139,199
	Delek Automotive Systems, Ltd.	107,838	654,974
	Delta-Galil Industries, Ltd.	15,443	107,645
	Direct Insurance - I.D.I. Insurance Co., Ltd.	30,880	62,251
	DS Apex Holdings, Ltd.	38,130	158,397
*	El Al Israel Airlines, Ltd.	738,714	119,026
*	Elbit Medical Imaging, Ltd.	53,265	122,771
*	Electra Real Estate, Ltd.	19,237	42,112
	Electra, Ltd.	5,423	421,854
*	Elron Electronic Industries, Ltd.	57,768	230,571
*	Evogene, Ltd.	56,711	223,884
*	EZchip Semiconductor, Ltd.	49,025	1,406,532
*	First International Bank of Israel, Ltd.	98,118	877,097
	FMS Enterprises Migun, Ltd.	10,300	152,168
	Formula Systems (1985), Ltd.	36,549	555,522
	Frutarom Industries, Ltd.	162,348	1,447,828
*	Gilat Satellite Networks, Ltd.	76,929	302,660
*	Given Imaging, Ltd.	31,987	547,608
	Golf & Co., Ltd.	57,649	208,566
	Granite Hacarmel Investments, Ltd.	144,714	176,698
*	Hadera Paper, Ltd.	9,516	368,550
	Harel Insurance Investments & Finances, Ltd.	34,574	1,266,041
*	Hot Telecommunications Systems, Ltd.	92,836	1,155,923
*	Industrial Building Corp., Ltd.	241,071	374,816
*	Israel Cold Storage & Supply Co., Ltd.	1,076	12,225
*	Israel Discount Bank, Ltd. Series A	843,743	1,132,491
	Israel Land Development Co., Ltd. (The)	22,615	154,308
	Ituran Location & Control, Ltd.	84,441	1,162,470
*	Jerusalem Oil Exploration, Ltd.	30,438	499,131
*	Kamada, Ltd.	110,315	595,790
	Kardan Vehicle, Ltd.	293	1,867
*	Kardan Yazamut	95,268	12,524
	Maabarot Products, Ltd.	21,999	190,459
*	Magic Software Enterprises, Ltd.	3,179	16,628
	Matrix IT, Ltd.	171,428	850,008
	Melisron, Ltd.	36,615	588,622
*	Mellanox Technologies, Ltd.	89,067	2,911,822
*	Menorah Mivtachim Holdings, Ltd.	101,061	762,156
	Migdal Insurance & Financial Holding, Ltd.	934,324	1,274,437
	Mizrahi Tefahot Bank, Ltd.	64,286	510,477
*	Naphtha Israel Petroleum Corp., Ltd.	103,666	307,552
	Neto Me Holdings, Ltd.	5,411	228,611
*	NICE Systems, Ltd.	18,938	650,889
*	NICE Systems, Ltd. Sponsored ADR	51,458	1,772,728
*	Nitsba Holdings 1995, Ltd.	84,868	680,607
*	Oil Refineries, Ltd.	3,239,580	1,634,317
	Ormat Industries, Ltd.	293,852	1,400,488
	Osem Investments, Ltd.	89,710	1,313,048
	Paz Oil Co., Ltd.	14,646	1,777,749
	Phoenix Holdings, Ltd. (The)	195,715	507,666
	Plasson Industries, Ltd.	6,571	144,126
*	RADVision, Ltd.	20,382	167,309
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	27,880	864,935
*	Retalix, Ltd.	65,875	1,070,072
	Scailex Corp, Ltd.	29,002	124,996

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED
		Shares	Value††
ISRAEL — (Continued)
	Shikun & Binui, Ltd.	794,937	$1,305,860
*	Space Communication, Ltd.	11,241	181,776
	Strauss Group, Ltd.	122,758	1,507,984
*	Suny Electronic, Ltd.	33,820	69,753
	Super-Sol, Ltd. Series B	368,517	1,299,236
*	Tower Semiconductor, Ltd.	1,325,086	800,826
	Union Bank of Israel, Ltd.	130,630	368,574
TOTAL ISRAEL			47,265,701

ITALY — (6.7%)
	ACEA SpA	280,731	1,770,132
	Acegas-APS SpA	110,973	469,909
#*	Acotel Group SpA	810	20,454
#*	Aedes SpA	1,412,879	111,568
#*	Aeffe SpA	76,830	58,161
	Aeroporto de Firenze SpA	17,399	225,178
#	Alerion Cleanpower SpA	67,767	361,524
#	Amplifon SpA	189,650	800,559
	Ansaldo STS SpA	321,559	3,049,684
#	Arnoldo Mondadori Editore SpA	392,186	685,022
	Ascopiave SpA	137,754	240,637
	Astaldi SpA	228,281	1,457,364
	Autogrill SpA	397,526	3,864,314
	Azimut Holding SpA	454,770	3,632,584
#	Banca Finnat Euramerica SpA	685,945	255,633
	Banca Generali SpA	140,519	1,306,323
	Banca IFIS SpA	102,347	529,678
	Banca Piccolo Credito Valtellinese Scarl	826,041	1,868,985
#	Banca Popolare dell’Emilia Romagna Scarl	777,413	5,540,413
*	Banca Popolare dell’Etruria e del Lazio Scarl	142,043	206,146
#	Banca Popolare di Milano Scarl	11,537,798	4,565,012
	Banca Popolare di Sondrio Scarl	922,722	7,404,493
	Banca Profilo SpA	564,974	179,122
	Banco di Desio e della Brianza SpA	232,296	892,242
#	Banco Popolare Scarl	1,895,684	2,445,600
#	BasicNet SpA	105,627	290,149
#	Beghelli SpA	427,981	248,282
#	Benetton Group SpA	220,256	839,771
*	Biesse SpA	54,004	198,893
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	276,159
#	Brembo SpA	162,145	1,383,252
#*	Brioschi Sviluppo Immobiliare SpA	174,780	18,752
*	Buongiorno SpA	395,420	522,572
*	Buzzi Unicem SpA	284,221	2,475,709
#	C.I.R. SpA - Compagnie Industriali Riunite	1,614,226	2,574,250
	Cairo Communication SpA	28,815	104,463
	Caltagirone Editore SpA	6,120	7,588
	Caltagirone SpA	246,310	442,778
*	Carraro SpA	113,633	216,765
	Cembre SpA	40,330	288,029
	Cementir Holding SpA	336,239	691,266
*	Class Editore SpA	165,655	54,339
	Credito Artigiano SpA	361,183	384,966
	Credito Bergamasco SpA	129,374	3,274,875
#	Credito Emiliano SpA	376,390	1,334,545
	CSP International Fashion Group SpA	12,861	12,289
*	Dada SpA	6,181	16,997
*	d’Amico International Shipping S.A.	133,519	76,569
#	Danieli & Co. SpA	58,099	1,221,945
	Datalogic SpA	42,401	315,102
	Davide Campari - Milano SpA	990,609	6,584,272

The Continental Small Company Series
continued

		Shares	Value††
ITALY — (Continued)
*	DeA Capital SpA	243,327	$418,134
	De’Longhi SpA	305,654	2,690,887
#	DiaSorin SpA	77,818	1,959,972
*	Digital Multimedia Technologies SpA	39,294	954,613
*	EEMS Italia SpA	101,107	81,422
	Elica SpA	44,844	45,025
	Emak SpA	57,399	36,446
	Engineering Ingegneria Informatica SpA	13,822	395,833
	ERG SpA	242,145	2,744,245
	Esprinet SpA	104,855	354,151
#*	Eurotech SpA	103,698	175,330
#	Falck Renewables SpA	452,790	496,101
*	Fiera Milano SpA	37,863	174,123
*	Finmeccanica SpA	52,103	191,847
#*	Fondiaria - Sai SpA	366,128	292,873
*	Gas Plus SpA	6,463	41,169
	Gefran SpA	32,485	118,776
#*	Gemina SpA	2,562,430	1,975,242
#	Geox SpA	305,569	854,213
*	Gruppo Ceramiche Ricchetti SpA	55,510	11,945
#	Gruppo Editoriale L’Espresso SpA	670,242	941,274
	Gruppo MutuiOnline SpA	18,403	80,909
#	Hera SpA	1,822,830	2,594,073
*	I Grandi Viaggi SpA	98,547	85,827
	Immsi SpA	743,533	538,158
	Impregilo SpA	1,243,552	3,837,325
	Indesit Co. SpA	185,473	888,307
	Industria Macchine Automatiche SpA	58,626	1,002,297
	Industria Romagnola Conduttori Elettrici SpA	43,452	104,033
	Intek SpA	267,440	122,014
	Interpump Group SpA	255,327	1,711,845
	Iren SpA	1,758,434	1,652,492
	Isagro SpA	10,591	34,218
#	Italcementi SpA	279,135	1,641,586
	Italmobiliare SpA	46,873	881,977
*	Juventus Football Club SpA	69,408	27,220
*	Kerself SpA	35,065	71,976
	KME Group SpA	1,654,192	647,045
#	Landi Renzo SpA	203,171	320,421
#*	Lottomatica SpA	177,645	2,658,532
#	Maire Tecnimont SpA	601,549	768,458
#	Marcolin SpA	60,205	246,625
#*	Mariella Burani SpA	32,721	—
	Marr SpA	132,607	1,110,602
#	Mediolanum SpA	634,523	2,458,575
#*	Milano Assicurazioni SpA	1,476,243	428,122
*	Monrif SpA	315,834	117,900
*	Montefibre SpA	108,372	15,280
	Nice SpA	40,071	123,977
*	Pagnossin SpA	9,000	—
*	PanariaGroup Industrie Ceramiche SpA	42,000	53,089
	Piaggio & C. SpA	511,332	1,198,922
*	Pininfarina SpA	82,321	339,197
	Piquadro SpA	7,354	14,604
	Pirelli & Co. SpA	657,369	5,510,580
*	Poltrona Frau SpA	140,932	159,524
*	Prelios SpA	2,389,900	253,535
#*	Premafin Finanziaria SpA	961,257	173,621
	Prysmian SpA	653,038	8,068,757
#*	RCS MediaGroup SpA	308,389	269,617
	Recordati SpA	408,182	2,944,228

The Continental Small Company Series
continued

		Shares	Value††
ITALY — (Continued)
	Reply SpA	12,068	$249,575
*	Retelit SpA	113,922	51,408
*	Richard-Ginori 1735 SpA	8,489	2,578
	Sabaf SpA	24,109	348,265
	SAES Getters SpA	30,068	258,462
*	Safilo Group SpA	140,163	882,432
*	Saras SpA	1,269,180	1,584,147
	SAVE SpA	5,818	47,178
	Screen Service Broadcasting Technologies SpA	152,715	96,694
#*	Seat Pagine Gialle SpA	2,988,837	95,830
#*	Snai SpA	41,423	106,056
	Societa Cattolica di Assicurazioni Scrl	180,734	3,373,008
	Societa Iniziative Autostradali e Servizi SpA	217,716	1,636,542
	Sogefi SpA	186,290	468,448
	Sol SpA	166,511	882,343
*	Sorin SpA	1,139,193	1,744,699
#*	Stefanel SpA	112,528	44,820
	Tamburi Investment Partners SpA	36,591	71,176
#*	Telecom Italia Media SpA	1,206,455	251,344
#*	Tiscali SpA	3,437,478	150,215
#	Tod’s SpA	47,508	3,859,211
#	Trevi Finanziaria SpA	138,583	879,076
*	Uni Land SpA	51,835	33,812
*	Unipol Gruppo Finanziario SpA	3,295,121	1,061,515
	Vianini Industria SpA	59,070	96,062
	Vianini Lavori SpA	175,180	746,524
	Vittoria Assicurazioni SpA	121,346	470,287
#*	Yoox SpA	101,604	1,092,432
	Zignago Vetro SpA	28,411	165,552
TOTAL ITALY			144,654,094

NETHERLANDS — (4.5%)
	Aalberts Industries NV	384,012	6,424,692
	Accell Group NV	78,668	1,436,671
*	AFC Ajax NV	18,134	173,416
#*	AMG Advanced Metallurgical Group NV	103,749	1,014,000
#	Amsterdam Commodities NV	60,751	812,359
#	APERAM NV	98,594	1,384,011
#	Arcadis NV	193,913	3,027,732
#	ASM International NV	205,174	6,008,507
*	Atag Group NV	4,630	1,738
*	Ballast Nedam	339	5,868
	Batenburg Techniek NV	10,306	212,791
#	BE Semiconductor Industries NV	147,135	971,827
	Beter Bed Holding NV	72,418	1,310,339
	BinckBank NV	207,515	2,230,159
#	Brunel International NV	51,660	1,517,927
*	Crown Van Gelder NV	17,878	83,359
#	CSM NV	271,908	4,226,511
	Delta Lloyd NV	91,074	1,525,797
	DOCdata NV	22,463	422,085
#	Exact Holding NV	61,464	1,270,147
	Fornix Biosciences NV	2,224	1,713
#	Grontmij NV	78,097	528,632
	Heijmans NV	66,281	698,412
	Hunter Douglas NV	7,522	281,902
#	Imtech NV	272,621	7,030,961
#*	Kardan NV	122,078	312,191
	KAS Bank NV	50,870	562,806
#	Kendrion NV	39,829	848,515
#	Koninklijke Bam Groep NV	909,266	3,817,873

The Continental Small Company Series
continued

		Shares	Value††
NETHERLANDS — (Continued)
	Koninklijke Ten Cate NV	110,282	$3,022,513
	Koninklijke Wessanen NV	328,280	1,196,873
#*	LBi International NV	148,925	332,795
	Macintosh Retail Group NV	51,952	678,321
	Mediq NV	247,085	3,752,720
	Nederlandsche Apparatenfabriek NV	28,810	746,293
	Nutreco NV	145,366	9,546,244
#*	Ordina NV	192,481	239,876
#*	Pharming Group NV	1,210,244	128,160
*	PostNL NV	749,799	2,379,010
*	Qurius NV	79,233	15,644
*	Roto Smeets Group NV	11,826	138,953
	Royal Reesink NV	1,428	141,445
	SBM Offshore NV	380,277	7,795,170
	Sligro Food Group NV	98,516	2,646,586
*	SNS Reaal Groep NV	590,383	1,282,899
#	Stern Groep NV	1,274	34,306
	Telegraaf Media Groep NV	163,704	2,106,363
	TKH Group NV	136,825	2,989,741
#*	TomTom NV	547,355	2,153,287
	Unit 4 NV	91,177	2,155,794
	USG People NV	237,495	1,957,994
*	Wavin NV	168,212	2,065,035
*	Xeikon NV	60,525	231,682
TOTAL NETHERLANDS			95,880,645

NORWAY — (2.8%)
#	ABG Sundal Collier Holding ASA	743,363	456,913
#	Acta Holding ASA	588,069	118,591
	AF Gruppen ASA	2,718	19,980
	Aktiv Kapital ASA	82,564	372,823
*	Algeta ASA	77,466	1,973,600
*	Archer, Ltd. ASA	43,582	116,827
	Arendals Fosse Kompani ASA	100	28,085
	Atea ASA	246,557	2,463,373
	Austevoll Seafood ASA	240,343	840,193
	Bonheur ASA	68,100	1,318,901
	BW Offshore, Ltd. ASA	1,004,602	1,581,584
#	BWG Homes ASA	241,807	386,435
	Cermaq ASA	265,931	3,114,050
#*	Clavis Pharma ASA	47,089	375,252
*	Copeinca ASA	76,559	428,370
*	Deep Sea Supply P.L.C.	337,427	421,172
*	Det Norske Oljeselskap ASA	169,996	2,492,273
#*	DNO International ASA	3,379,836	4,213,577
*	Dockwise, Ltd.	43,489	698,449
#*	DOF ASA	143,497	513,721
*	EDB ErgoGroup ASA	266,739	432,684
*	Eitzen Chemical ASA	297,422	7,921
	Ekornes ASA	109,590	1,791,318
*	Electromagnetic GeoServices ASA	326,537	720,225
#*	Eltek ASA	1,292,456	699,351
	Farstad Shipping ASA	59,843	1,505,940
*	Fornebu Utvikling ASA	120,455	31,346
#	Frontline, Ltd. ASA	93,902	397,468
*	Funcom NV	2,338	6,078
	Ganger Rolf ASA	54,510	967,321
	Golar LNG, Ltd.	27,613	1,212,147
#	Golden Ocean Group, Ltd.	871,300	546,773
#	Grieg Seafood ASA	122,305	88,414
#*	Havila Shipping ASA	22,400	128,822

The Continental Small Company Series
continued

		Shares	Value††
NORWAY — (Continued)
#*	Hurtigruten ASA	686,470	$346,556
#*	Intex Resources ASA	45,445	36,014
*	Jason Shipping ASA	5,820	2,228
#*	Kongsberg Automotive Holding ASA	1,766,658	425,808
	Kongsberg Gruppen ASA	13,922	269,322
*	Kverneland ASA	423,895	752,875
	Leroey Seafood Group ASA	47,686	669,685
*	Natural ASA	388,026	83,222
#	Nordic Semiconductor ASA	537,446	1,282,173
#*	Norse Energy Corp. ASA	540,000	23,366
*	Norske Skogindustrier ASA Series A	71,223	53,571
	Northern Offshore, Ltd.	207,383	439,986
#*	Norwegian Air Shuttle ASA	75,844	698,290
#*	Norwegian Energy Co.	720,771	558,601
	Odfjell ASA Series A	138,810	833,716
	Olav Thon Eiendomsselskap ASA	12,879	1,691,912
#	Opera Software ASA	295,148	1,431,060
#*	Panoro Energy ASA	122,537	86,781
*	PCI Biotech ASA	3,357	21,778
*	Petrolia ASA	699,740	53,818
#*	Photocure ASA	33,562	194,346
*	Pronova BioPharma ASA	669,131	874,576
	Prosafe ASA	499,634	3,416,956
*	Q-Free ASA	103,196	287,148
#*	Renewable Energy Corp. ASA	910,709	502,178
	Salmar ASA	16,094	80,339
#*	Scana Industrier ASA	319,755	105,640
*	Seabird Exploration P.L.C.	117,944	4,530
#*	Sevan Marine ASA	23,858	33,039
#*	Sevan Marine ASA I-11 Shares	71,571	98,127
*	Siem Offshore, Inc. ASA	319,069	442,208
	Solstad Offshore ASA	57,727	823,113
*	Songa Offshore SE	845,806	2,575,423
	SpareBanken 1 SMN	273,273	1,791,407
	Stolt-Nielsen, Ltd.	20,635	413,264
#	Tomra Systems ASA	619,160	4,139,357
*	TTS Marine ASA	75,639	119,525
	Veidekke ASA	327,908	2,113,592
	Wilh Wilhelmsen Holding ASA	62,749	1,424,670
TOTAL NORWAY			59,670,177

PORTUGAL — (1.0%)
#	Altri SGPS SA	470,719	729,044
#*	Banco BPI SA	1,997,111	1,238,421
#*	Banco Comercial Portugues SA	8,921,215	1,563,147
#*	Banco Espirito Santo SA	1,147,346	1,998,078
*	Banif SGPS SA	585,123	256,418
#*	Brisa SA	765,199	2,516,531
	Corticeira Amorim SGPS SA	223,729	390,441
	Ibersol SGPS SA	20,401	107,233
*	Impresa SGPS SA	369,303	224,495
*	Investimentos Participacoes e Gestao SA	232,518	42,131
#	Mota-Engil SGPS SA	359,581	481,232
	Novabase SGPS SA	65,729	177,570
*	ParaRede SGPS SA	66,955	10,418
#	Portucel-Empresa Produtora de Pasta de Papel SA	815,988	1,937,351
	Redes Energeticas Nacionais SA	722,306	1,971,430
*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	136,758
	Sociedade de Investimento e Gestao SGPS SA	267,754	1,856,072
*	Sonae Capital SGPS SA	41,386	14,433
#*	Sonae Industria SGPS SA	443,755	363,100

The Continental Small Company Series
continued

		Shares	Value††
PORTUGAL — (Continued)
#	Sonae SGPS SA	3,216,938	$1,906,668
	Sonaecom SGPS SA	565,634	886,645
*	Sumol & Compal SA	67,967	104,820
	Teixeira Duarte SA	734,737	199,346
	Toyota Caetano Portugal SA	53,308	275,975
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	621,293	1,863,909
TOTAL PORTUGAL			21,251,666

SPAIN — (4.8%)
#	Abengoa SA	168,206	3,552,992
*	Adolfo Dominguez SA	20,351	136,083
	Almirall SA	186,806	1,279,485
#*	Amper SA	96,925	207,345
#	Antena 3 de Television SA	279,539	1,674,451
*	Azkoyen SA	70,532	102,698
	Banco de Sabadell SA Convertible Shares	212,446	927,982
#*	Banco de Valencia SA	535,721	424,976
#	Banco Pastor SA	343,327	1,480,756
#	Bankinter SA	1,006,147	6,156,407
*	Baron de Ley SA	13,910	781,680
#	Bolsas y Mercados Espanoles SA	236,082	6,338,306
#	Caja de Ahorros del Mediterraneo SA	116,412	200,638
	Campofrio Food Group SA	95,179	791,570
#*	Cementos Portland Valderrivas SA	45,565	401,089
#*	Cie Automotive SA	114,494	828,946
#*	Codere SA	67,023	527,933
	Compania Vinicola del Norte de Espana SA	16,119	312,888
	Construcciones y Auxiliar de Ferrocarriles SA	7,518	3,731,866
*	Corporacion Dermoestetica SA	19,777	15,165
#*	Deoleo SA	1,403,240	778,830
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,213	103,217
*	Distribuidora Internacional de Alimentacion SA	96,278	433,430
	Duro Felguera SA	276,209	1,803,663
	Ebro Foods SA	340,839	6,312,169
#	Elecnor SA	198,254	2,557,091
*	Ercros SA	303,500	266,215
#	Faes Farma SA	614,031	992,297
*	Fersa Energias Renovables SA	93,691	85,869
	Fluidra SA	51,323	126,734
	Fomento de Construcciones y Contratas SA	48,395	1,249,456
#	Gamesa Corp Tecnologica SA	1,081,002	4,464,820
*	General de Alquiler de Maquinaria SA	30,716	15,062
*	Grifols SA	6,257	104,841
	Grupo Catalana Occidente SA	166,328	2,635,501
#	Grupo Empresarial Ence SA	867,472	1,949,309
#*	Grupo Ezentis SA	1,009,562	339,320
*	Grupo Tavex SA	244,131	98,025
	Iberpapel Gestion SA	25,850	438,009
#	Indra Sistemas SA	371,374	4,708,258
*	Inmobiliaria Colonial SA	108,920	322,348
	Inmobiliaria del Sur SA	2,902	21,765
#*	Jazztel P.L.C.	779,346	3,756,787
*	La Seda de Barcelona SA Series B	10,928,289	720,326
#	Laboratorios Farmaceuticos Rovi SA	47,773	314,459
#	Mediaset Espana Comunicacion SA	582,684	3,307,599
#	Melia Hotels International SA	214,757	1,077,910
#	Miquel y Costas & Miquel SA	34,815	831,879
*	Natra SA	109,456	127,065
#*	Natraceutical SA	645,689	130,224
#*	NH Hoteles SA	521,131	1,458,888
*	Nicolas Correa SA	15,000	19,974

The Continental Small Company Series
continued

		Shares	Value††
SPAIN — (Continued)
#	Obrascon Huarte Lain SA	156,289	$3,897,943
	Papeles y Cartones de Europa SA	226,938	731,344
	Pescanova SA	43,729	1,459,816
	Prim SA	39,424	204,086
#*	Promotora de Informaciones SA Series A	933,834	1,047,114
#	Prosegur Cia de Seguridad SA	87,574	3,816,422
#*	Quabit Inmobiliaria SA	788,621	82,484
#*	Realia Business SA	297,777	419,557
*	Renta Corp Real Estate SA	20,828	27,165
#*	Reyal Urbis SA	24,393	15,067
#	Sacyr Vallehermoso SA	356,705	1,820,181
*	Service Point Solutions SA	727,483	213,714
*	Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA	227,522	280,238
#	Solaria Energia y Medio Ambiente SA	231,009	286,837
#	Tecnicas Reunidas SA	96,655	3,459,681
	Telecomunicaciones y Energia SA	146,125	264,791
#*	Tubacex SA	427,191	1,026,626
#*	Tubos Reunidos SA	416,951	825,188
	Unipapel SA	47,385	731,274
#*	Vertice Trescientos Sesenta Grados SA	57,183	11,097
	Vidrala SA	72,437	1,737,409
#	Viscofan SA	183,430	6,785,197
#*	Vocento SA	196,990	394,999
#*	Vueling Airlines SA	60,195	299,907
#*	Zeltia SA	637,268	1,412,092
TOTAL SPAIN			102,674,825

SWEDEN — (8.8%)
	Aarhuskarlshamn AB	91,608	2,651,746
	Acando AB	224,754	472,948
#*	Active Biotech AB	145,913	466,584
#	AddNode AB	16,806	67,611
	AddTech AB Series B	64,962	1,479,845
	AF AB Series B	113,629	1,832,253
#*	Alliance Oil Co., Ltd. AB GDR	227,095	2,813,701
*	Anoto Group AB	80,683	31,018
*	Arise Windpower AB	2,638	12,816
	Aros Quality Group AB	41,400	218,260
	Atrium Ljungberg AB Series B	26,686	283,475
	Avanza Bank Holding AB	67,915	1,620,674
	Axfood AB	93,882	3,455,230
	Axis Communications AB	183,851	3,683,526
	B&B Tools AB Series B	92,589	802,191
*	BE Group AB	170,187	492,697
#	Beiger Electronics AB	53,856	473,521
#	Beijer Alma AB	64,479	1,064,978
	Bergs Timber AB Series B	8,074	12,938
*	Betsson AB	104,736	2,299,328
	Bilia AB Series A	113,425	1,589,161
	Billerud AB	355,810	3,009,615
	BioGaia AB Series B	49,122	1,161,398
*	BioInvent International AB	190,404	443,919
	Biotage AB	143,915	108,573
*	Bjorn Borg AB	64,280	328,717
#*	Black Earth Farming, Ltd. AB	44,076	88,529
	Bong Ljungdahl AB	24,800	64,548
*	Boras Waefveri AB Series B	6,564	1,259
	Brinova Fastigheter AB	98	1,415
*	Bure Equity AB	284,971	659,623
*	Byggmax Group AB	55,356	212,771
#	Cantena AB	56,762	473,929

The Continental Small Company Series
continued

		Shares	Value††
SWEDEN — (Continued)
	Castellum AB	569,221	$7,043,794
*	Catella AB	226,140	229,308
*	CDON Group AB	67,801	371,347
#	Clas Ohlson AB Series B	133,394	1,558,089
	Cloetta AB	55,296	270,862
#*	Concentric AB	164,760	952,163
	Concordia Maritime AB Series B	70,300	132,362
	Connecta AB	29,886	327,358
*	Consilium AB Series B	10,856	27,555
	CyberCom Group AB	49,332	71,441
*	Dedicare AB Series B	16,575	55,655
*	Diamyd Medical AB	17,274	22,393
	DORO AB	94,695	374,577
	Duni AB	122,608	962,059
	East Capital Explorer AB	51,309	399,586
	Elekta AB Series B	255,842	11,062,417
*	Enea AB	56,200	236,979
#*	Eniro AB	343,664	569,458
	Fabege AB	516,241	4,034,534
	Fagerhult AB	16,891	390,901
*	Fastighets AB Balder Series B	196,938	721,167
	Fenix Outdoor AB	6,455	143,562
	G & L Beijer AB Series B	28,958	919,085
*	Global Health Partner AB	827	934
	Gunnebo AB	174,854	607,531
#	Hakon Invest AB	173,328	2,418,806
	Haldex AB	196,886	717,321
	Heba Fastighets AB Series B	43,722	381,093
#	Hexpol AB	90,282	2,633,576
#*	HIQ International AB	198,652	833,645
	HMS Networks AB	7,040	96,655
	Hoganas AB Series B	94,864	2,916,283
	Holmen AB Series B	197,696	5,661,638
#*	HQ AB (B1VVHM9)	19,037	2,755
#*	HQ AB (B4BMKQ8)	28,555	3,693
	Hufvudstaden AB Series A	189,483	1,926,154
*	Husqvarna AB Series A	29,425	135,005
*	Husqvarna AB Series B	603,255	2,769,738
	Industrial & Financial Systems AB Series B	73,987	945,272
	Indutrade AB	46,767	1,242,184
	Intrum Justitia AB	241,545	3,773,213
	JM AB	299,638	4,860,732
#*	KappAhl AB	384,267	333,757
#*	Karo Bio AB	904,968	194,570
	Klovern AB	387,861	1,456,592
	KNOW IT AB	72,015	495,551
	Kungsleden AB	502,887	3,352,376
	Lagercrantz Group AB Series B	74,627	462,836
	Lennart Wallenstam Byggnads AB Series B	385,959	3,552,062
	Lindab International AB	186,119	1,007,485
	Loomis AB Series B	247,640	3,557,526
*	Lundin Petroleum AB	439,229	10,757,873
	Meda AB Series A	770,903	7,999,630
#*	Medivir AB Series B	84,833	817,877
	Mekonomen AB	68,473	2,233,784
*	Micronic Mydata AB	374,226	647,598
*	Midsona AB Series B	1,733	3,349
*	MQ Holding AB	7,197	21,599
*	NCC AB Series A	17,161	301,832
	NCC AB Series B	297,398	5,209,591
	Nederman Holding AB	3,347	48,457

The Continental Small Company Series
continued

		Shares	Value††
SWEDEN — (Continued)
#*	Net Entertainment NE AB	78,296	$728,833
#*	Net Insight AB Series B	1,181,753	351,074
#	New Wave Group AB Series B	176,018	585,602
#	NIBE Industrier AB Series B	269,369	3,970,941
#*	Nobia AB	596,780	2,118,365
	Nolato AB Series B	75,775	557,560
#*	Nordic Mines AB	94,674	887,936
	Nordnet AB Series B	290,879	658,012
*	Observer AB	5,113	27,418
	OEM International AB Series B	44,400	354,468
#*	Opcon AB	55,670	21,591
#	Orc Group AB	74,009	921,065
#*	Orexo AB	72,042	289,370
	Oriflame Cosmetics SA SDR	119,547	3,765,180
*	PA Resources AB	2,515,097	771,199
*	Partnertech AB	28,800	89,146
	Peab AB Series B	604,361	3,005,185
	Poolia AB Series B	29,527	60,798
	Pricer AB Series B	252,242	416,627
	ProAct IT Group AB	29,271	670,135
	Proffice AB Series B	231,361	719,787
	RaySearch Laboratories AB	45,598	95,709
	Readsoft AB Series B	71,271	193,156
#*	Rederi AB Transatlantic	112,133	148,609
*	Rezidor Hotel Group AB	264,241	846,169
#*	RNB Retail & Brands AB	411,548	159,778
	Rottneros AB	207,512	63,557
	Saab AB Series B	167,907	3,466,381
	Sagax AB	1,718	41,111
#*	SAS AB	573,665	665,052
	Seco Tools AB Series B	89,660	1,322,456
*	Sectra AB	20,046	154,423
*	Securitas AB Series B	254,999	2,193,356
#*	Semcon AB	39,900	138,705
	Sigma AB Series B	25,800	19,419
	Sintercast AB	11,800	76,938
#	Skistar AB	97,008	1,149,849
*	SSAB AB Series A	341,913	2,994,087
*	SSAB AB Series B	60,099	458,494
*	Studsvik AB	18,826	86,887
	Sweco AB Series B	187,009	1,559,409
*	Swedish Orphan Biovitrum AB	486,703	1,065,302
*	Swedol AB Class B	6,059	25,978
	Systemair AB	12,847	154,463
*	TradeDoubler AB	145,091	572,353
	Trelleborg AB Series B	928,357	8,022,870
#	Unibet Group P.L.C. SDR	95,019	2,185,925
	Uniflex AB Series B	18,150	83,215
	VBG AB Series B	1,084	11,908
	Vitrolife AB	51,263	333,606
	Wihlborgs Fastigheter AB	225,805	2,979,497
TOTAL SWEDEN			189,874,976

SWITZERLAND — (13.4%)
	Acino Holding AG	9,235	987,810
*	Addex Pharmaceuticals, Ltd.	1,491	8,747
	Advanced Digital Broadcast Holdings SA	2,024	17,683
*	Affichage Holding SA	5,703	825,646
	AFG Arbonia-Forster Holding AG	46,165	863,045
	Allreal Holding AG	34,985	5,081,494
	ALSO-Actebis Holding AG	16,195	722,694

The Continental Small Company Series
continued

		Shares	Value††
SWITZERLAND — (Continued)
	Aryzta AG	242,276	$11,688,187
	Ascom Holding AG	160,822	1,434,469
	Austriamicrosystems AG	35,754	1,459,485
*	Autoneum Holding AG	15,956	830,398
#	Bachem Holdings AG	24,136	835,216
	Baloise Holding AG	8,111	554,913
	Bank Coop AG	31,671	2,108,480
	Bank Sarasin & Cie AG Series B	182,505	5,317,553
	Banque Cantonale de Geneve SA	4,021	838,767
	Banque Cantonale du Jura SA	4,500	287,132
	Banque Cantonale Vaudoise AG	6,943	3,365,282
	Banque Privee Edmond de Rothschild SA	157	4,011,882
	Barry Callebaut AG	4,093	4,026,832
	Basellandschaftliche Kantonalbank AG	446	616,812
*	Basilea Pharmaceutica AG	20,383	772,237
	Basler Kantonalbank AG	1,295	182,506
	Belimo Holdings AG	1,830	3,297,281
	Bell AG	79	148,154
	Bellevue Group AG	27,519	405,461
	Berner Kantonalbank AG	23,232	6,163,467
#*	BKW SA	27,437	1,064,706
*	Bobst Group AG	39,409	977,543
	Bossard Holding AG	8,386	907,145
	Bucher Industries AG	33,342	5,809,506
	Burckhardt Compression Holding AG	6,936	1,726,763
	Calida Holding AG	7,920	235,664
	Carlo Gavazzi Holding AG	1,069	203,402
	Centralschweizerische Kraftwerke AG	145	50,816
	Cham Paper Holding AG	649	108,568
	Charles Voegele Holding AG	32,044	625,604
*	Cicor Technologies	4,889	175,617
	Cie Financiere Tradition SA	6,784	504,861
*	Clariant AG	699,758	6,870,204
	Coltene Holding AG	16,008	541,821
	Conzzeta AG	1,345	2,580,337
*	Cytos Biotechnology AG	1,934	4,017
	Daetwyler Holding AG	29,754	1,759,133
*	Dufry AG	65,162	5,980,744
#	EFG International AG	205,702	1,552,233
*	ELMA Electronic AG	472	215,806
	Emmi AG	13,244	2,746,818
	EMS-Chemie Holding AG	27,979	4,721,298
	Energiedienst Holding AG	71,249	3,641,889
	Flughafen Zuerich AG	14,025	4,864,627
	Forbo Holding AG	6,314	3,304,178
#	Galenica Holding AG	18,828	10,997,155
	GAM Holding AG	780,910	8,456,882
*	Gategroup Holding AG	65,671	1,582,155
	George Fisher AG	15,351	5,230,235
*	Gottex Fund Management Holdings, Ltd.	824	2,267
	Gurit Holding AG	1,489	644,822
	Helvetia Holding AG	22,754	7,130,595
	Highlight Communications AG	27,009	120,277
#	Huber & Suhner AG	22,577	949,207
	Implenia AG	49,733	1,250,723
	Inficon Holding AG	4,954	810,477
*	Interroll Holding AG	2,404	712,628
	Intershop Holding AG	3,559	1,212,183
*	Jungfraubahn Holding AG	229	13,596
	Kaba Holding AG	11,858	4,138,074
*	Kardex AG	21,055	267,218

The Continental Small Company Series
continued

		Shares	Value††
SWITZERLAND — (Continued)
	Komax Holding AG	9,976	$727,578
	Kudelski SA	115,691	1,042,972
*	Kuoni Reisen Holding AG Series B	13,163	3,147,047
#	LEM Holding SA	3,667	1,501,802
	Liechtensteinische Landesbank AG	8,445	372,303
#*	LifeWatch AG	55,532	259,629
#*	Logitech International SA	676,961	5,251,689
	Lonza Group AG	146,907	8,656,139
	Luzerner Kantonalbank AG	17,399	5,774,332
	Metall Zug AG	233	914,565
#*	Meyer Burger Technology AG	200,895	3,137,076
*	Micronas Semiconductor Holding AG	155,041	1,027,143
*	Mikron Holding AG	585	3,297
	Mobilezone Holding AG	119,357	1,206,800
	Mobimo Holding AG	11,983	2,650,557
*	Myriad Group AG	12,956	52,336
	Nobel Biocare Holding AG	478,680	5,554,545
*	OC Oerlikon Corp. AG	372,542	1,987,036
	Orascom Development Holding AG	8,205	125,021
	Orell Fuessli Holding AG	4,930	555,490
*	Orior AG	348	17,957
*	Panalpina Welttransport Holding AG	46,070	4,701,198
*	Parco Industriale e Immobiliare SA	600	2,236
	Partners Group Holding AG	15,663	2,728,679
#*	Petroplus Holdings AG	370,438	680,854
	Phoenix Mecano AG	3,100	1,614,632
	PSP Swiss Property AG	148,327	12,399,222
	PubliGroupe SA	2,171	296,179
*	Rieters Holdings AG	15,956	2,390,181
	Romande Energie Holding SA	2,714	3,461,879
*	Schaffner Holding AG	2,066	503,905
*	Schmolz & Bickenbach AG	72,817	413,148
	Schweiter Technologies AG	4,191	2,247,565
	Schweizerische National-Versicherungs-Gesellschaft AG	45,720	1,568,781
*	Siegfried Holding AG	8,325	795,274
	Societa Elettrica Sopracenerina SA	2,340	477,081
	St. Galler Kantonalbank AG	9,942	3,742,931
	Straumann Holding AG	21,440	3,692,645
	Sulzer AG	64,067	6,822,251
	Swiss Life Holding AG	94,071	8,615,819
	Swisslog Holding AG	914,407	671,055
	Swissquote Group Holding SA	47,450	1,665,797
#	Tamedia AG	14,891	1,845,726
	Tecan Group AG	41,765	2,819,894
#*	Temenos Group AG	259,801	4,241,305
*	Tornos Holding AG	38,028	332,564
*	U-Blox AG	13,855	605,224
	Uster Technologies AG	2,848	124,603
	Valartis Group AG	936	17,159
	Valiant Holding AG	45,575	5,762,301
	Valora Holding AG	12,070	2,519,777
	Vaudoise Assurances Holding SA	3,219	903,350
	Verwaltungs und Privat-Bank AG	7,692	678,722
	Vetropack Holding AG	234	408,280
	Villars Holding SA	150	83,765
#*	Von Roll Holding AG	149,133	405,353
	Vontobel Holdings AG	121,104	2,704,440
	VZ Holding AG	818	83,891
	Walliser Kantonalbank AG	1,416	1,202,927
	WMH Walter Meier Holding AG	4,738	1,042,286
#	Ypsomed Holdings AG	6,709	391,994

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
SWITZERLAND — (Continued)
	Zehnder Group AG	35,840	$1,956,664
#*	Zueblin Immobilien Holding AG	261,040	665,607
	Zuger Kantonalbank AG	623	3,341,303
TOTAL SWITZERLAND			287,137,188
TOTAL COMMON STOCKS			1,795,438,480
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Agfa-Gevaert NV STRIP VVPR	122,950	159
*	Deceuninck NV STRIP VVPR	247,412	320
#*	Nyrstar NV STRIP VVPR	178,031	464
*	RealDolmen NV STRIP VVPR	6,067	79
*	SAPEC SA STRIP VVPR	75	357
#*	Tessenderlo Chemie NV STRIP VVPR	3,985	307
*	Zenitel NV STRIP VVPR	8,654	11
TOTAL BELGIUM			1,697

ITALY — (0.0%)
*	Intek SpA Warrants 12/30/11	62,985	—
#*	Juventus Football Club SpA Rights 01/18/12	196,980	25,876
*	KME Group SpA Warrants 12/30/11	104,975	14
TOTAL ITALY			25,890
TOTAL RIGHTS/WARRANTS			27,587

		Shares/
		Face
		Amount	Value†
		(000)
SECURITIES LENDING COLLATERAL — (16.4%)
§@	DFA Short Term Investment Fund	353,000,000	$353,000,000
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12
	(Collateralized by U.S. Treasury Note 1.375%, 09/30/18, valued at $172,911)
	to be repurchased at $169,523	$170	169,521
TOTAL SECURITIES LENDING COLLATERAL			353,169,521

TOTAL INVESTMENTS — (100.0%)
(Cost $2,412,394,669)^			$2,148,635,588
____________________

^       The cost for federal income tax purposes is $2,413,711,366.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (76.1%)
Consumer Discretionary — (8.4%)
*	AlarmForce Industries, Inc.	4,310	$43,787
	Astral Media, Inc. Class A	195,947	6,826,168
	AutoCanada, Inc.	600	3,769
*	Azure Dynamics Corp.	1,049,423	66,957
#*	Ballard Power Systems, Inc.	559,352	603,963
	BMTC Group, Inc. Class A	14,059	259,445
*	Brick, Ltd. (The)	125,224	378,591
*	Brookfield Residential Properties, Inc.	800	6,345
#	Cineplex, Inc.	197,159	4,977,599
*	Coastal Contacts, Inc.	234,745	587,583
#	Cogeco Cable, Inc.	66,661	3,360,042
	Cogeco, Inc.	4,889	232,225
#	Corus Entertainment, Inc. Class B	295,300	5,948,030
#	Dollarama, Inc.	197,346	8,620,267
	Dorel Industries, Inc. Class B	107,500	2,696,074
	easyhome, Ltd.	3,600	18,552
	Gamehost, Inc.	2,833	31,493
	Glacier Media, Inc.	137,300	283,023
	Glentel, Inc.	60,400	1,078,455
*	Great Canadian Gaming Corp.	284,300	2,338,586
	Groupe Aeroplan, Inc.	696,151	8,159,061
#*	Imax Corp.	259,237	4,755,965
	Indigo Books & Music, Inc.	746	5,309
	Le Chateau, Inc. Class A	73,800	119,529
	Leon’s Furniture, Ltd.	143,275	1,743,912
	Linamar Corp.	191,380	2,630,007
*	Martinrea International, Inc.	271,156	1,982,932
	MDC Partners, Inc. Class A	1,698	23,051
#*	MEGA Brands, Inc.	37,306	304,307
#*	Mood Media Corp.	57,338	135,641
	Quebecor, Inc. Class B	111,093	3,804,697
	Reitmans Canada, Ltd.	13,456	198,786
	Reitmans Canada, Ltd. Class A	202,400	2,944,361
	RONA, Inc.	677,175	6,474,292
*	Sears Canada, Inc.	26,345	269,980
	Torstar Corp. Class B	234,377	1,904,924
	TVA Group, Inc. Class B	7,000	59,333
#	Uni-Select, Inc.	59,151	1,524,136
#	Yellow Media, Inc.	393,969	71,543
Total Consumer Discretionary			75,472,720

Consumer Staples — (2.5%)
	Alliance Grain Traders, Inc.	70,568	1,438,721
	Andrew Peller, Ltd. Class A	400	3,652
*	Atrium Innovations, Inc.	130,236	1,518,728
#*	BioExx Specialty Proteins, Ltd.	540,917	84,954
	Canada Bread Co., Ltd.	14,021	597,862
	Colabor Group, Inc.	67,124	698,419
	Corby Distilleries, Ltd. Class A	63,258	1,018,337
#*	Cott Corp.	473,596	2,975,229
*	GLG Life Tech Corp.	28,148	24,867
	High Liner Foods, Inc.	3,500	56,172
	Jean Coutu Group PJC, Inc. Class A (The)	400,161	5,008,150
#	Liquor Stores N.A., Ltd.	46,446	686,147
	Maple Leaf Foods, Inc.	334,926	3,560,489
#	North West Co., Inc. (The)	136,273	2,695,363
#	Premium Brands Holdings Corp.	72,405	1,183,355
	Rogers Sugar, Inc.	87,976	454,237

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Consumer Staples — (Continued)
*	SunOpta, Inc.	193,373	$958,561
*	Sun-Rype Products, Ltd.	100	612
Total Consumer Staples			22,963,855

Energy — (19.7%)
*	Advantage Oil & Gas, Ltd.	1,098,231	4,570,797
	Akita Drilling, Ltd. Class A	42,000	409,796
#	AltaGas, Ltd.	276,864	8,653,104
#*	Anderson Energy, Ltd.	608,395	322,487
*	Angle Energy, Inc.	302,132	1,883,228
#*	Antrim Energy, Inc.	568,800	658,831
#*	Arsenal Energy, Inc.	490,450	332,182
#	AvenEx Energy Corp.	134,840	692,234
#*	Bankers Petroleum, Ltd.	813,220	3,544,242
#*	Bellatrix Exploration, Ltd.	533,443	2,570,999
*	Bengal Energy, Ltd.	600	471
#*	Birchcliff Energy, Ltd.	355,600	4,747,151
*	BlackPearl Resources, Inc.	954,830	3,852,124
#*	BNK Petroleum, Inc.	164,191	249,812
#	Bonterra Energy Corp.	50,962	2,577,239
*	C&C Energia, Ltd.	48,832	362,855
	Calfrac Well Services, Ltd.	126,564	3,540,686
*	Calmena Energy Services, Inc.	95,771	22,562
*	Calvalley Petroleum, Inc. Class A	345,539	600,348
#	Canadian Energy Services & Technology Corp.	147,683	1,616,359
	Canyon Services Group, Inc.	145,892	1,711,322
#	Cathedral Energy Services, Ltd.	125,006	887,159
*	CE Franklin, Ltd.	20,400	165,403
*	Celtic Exploration, Ltd.	269,000	6,038,802
*	Cequence Energy, Ltd.	394,862	1,143,404
*	Chinook Energy, Inc.	95,783	153,253
#*	CIC Energy Corp.	31,465	29,342
#*	Connacher Oil & Gas, Ltd.	1,609,005	1,200,337
#*	Corridor Resources, Inc.	367,780	357,401
*	Crew Energy, Inc.	403,769	4,458,799
*	Crocotta Energy, Inc.	124,020	440,689
*	Delphi Energy Corp.	432,969	901,001
#*	Denison Mines Corp.	2,168,583	2,703,411
#	Enbridge Income Fund Holdings, Inc.	76,206	1,503,549
	Enerflex, Ltd.	279,959	3,643,933
	Ensign Energy Services, Inc.	226,952	3,620,093
*	Epsilon Energy, Ltd.	193,780	536,402
*	Equal Energy, Ltd.	86,320	388,917
*	Essential Energy Services, Ltd.	341,006	689,543
*	Fairborne Energy, Ltd.	544,251	1,581,333
*	Flint Energy Services, Ltd.	189,506	2,375,452
#*	Forsys Metals Corp.	109,974	78,803
*	GeoMark Exploration, Ltd.	81,040	65,230
*	Gran Tierra Energy, Inc.	969,291	4,681,140
*	Guide Exploration, Ltd. Class A	611,603	1,897,095
#*	Ivanhoe Energy, Inc.	939,785	1,033,187
#	Keyera Corp.	92,981	4,563,485
*	Legacy Oil & Gas, Inc.	476,295	4,899,702
#*	Mega Uranium, Ltd.	796,410	156,350
#*	MGM Energy Corp.	19,000	4,476
*	Midway Energy, Ltd.	305,540	971,730
#	Mullen Group, Ltd.	274,057	5,286,106
#	NAL Energy Corp.	542,913	4,199,415
#*	North American Energy Partners, Inc.	58,256	372,838
	Nuvista Energy, Ltd.	481,347	2,475,836
#*	Open Range Energy Corp.	244,459	448,725

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Energy — (Continued)
#*	Pace Oil & Gas, Ltd.	178,777	$754,592
*	Paramount Resources, Ltd. Class A	136,127	5,678,918
#	Parkland Fuel Corp.	202,167	2,518,281
	Pason Systems, Inc.	237,900	2,802,258
#	Perpetual Energy, Inc.	394,093	452,603
#	PetroBakken Energy, Ltd. Class A	207,305	2,610,771
#*	Petrobank Energy & Resources, Ltd.	259,385	2,693,785
#	Petrominerales, Ltd.	58,900	957,432
#	Peyto Exploration & Development Corp.	101,471	2,429,328
#	PHX Energy Services Corp.	31,216	326,945
#	Poseidon Concepts Corp.	216,077	2,640,650
*	Precision Drilling Corp.	43,254	445,808
#	Progress Energy Resources Corp.	116,557	1,514,812
#	Provident Energy, Ltd.	231,814	2,241,343
	Pulse Seismic, Inc.	266,280	457,413
#*	Questerre Energy Corp.	724,660	433,907
*	RMP Energy, Inc.	450,693	982,124
#*	Rock Energy, Inc.	105,433	214,230
*	Savanna Energy Services Corp.	324,088	2,370,018
*	Secure Energy Services, Inc.	89,527	603,731
	ShawCor, Ltd. Class A	222,500	6,307,534
*	Sonde Resources Corp.	82,870	215,564
#*	Southern Pacific Resource Corp.	1,456,343	2,001,355
*	SouthGobi Resources, Ltd.	455,682	2,683,771
*	Sprott Resource Corp.	386,304	1,505,401
*	Terra Energy Corp.	115,780	61,371
#*	Tethys Petroleum, Ltd.	290,489	148,274
	Total Energy Services, Inc.	115,129	1,961,855
*	TransGlobe Energy Corp.	224,571	1,778,933
#	Trilogy Energy Corp.	191,610	7,066,295
	Trinidad Drilling, Ltd.	482,433	3,679,514
*	Twin Butte Energy, Ltd.	545,545	1,140,624
#*	UEX Corp.	608,088	393,951
#	Uranium One, Inc.	179,870	381,369
#*	Ur-Energy, Inc.	309,416	264,237
#	Veresen, Inc.	283,972	4,264,806
*	Vero Energy, Inc.	218,138	445,376
*	Westfire Energy, Ltd.	152,738	854,583
#*	Whitecap Resources, Inc.	71,600	582,640
*	Winstar Resources, Ltd.	78,401	293,980
*	Xtreme Coil Drilling Corp.	115,619	425,591
#	Zargon Oil & Gas, Ltd.	75,607	1,011,557
*	ZCL Composite, Inc.	90,700	262,640
Total Energy			177,731,340

Financials — (5.9%)
#	AGF Management, Ltd. Class B	330,879	5,138,165
	Altus Group, Ltd.	11,426	39,255
	Brookfield Real Estate Services, Inc.	8,075	99,793
#	Canaccord Capital, Inc.	289,695	2,218,033
#	Canadian Western Bank	266,672	6,753,509
#	Cash Store Financial Services, Inc. (The)	51,170	300,867
	Clairvest Group, Inc.	1,900	29,262
	Davis & Henderson Corp.	216,244	3,576,649
#*	Dundee Capital Markets, Inc.	189,580	206,561
*	EGI Financial Holdings, Inc.	14,650	101,525
	E-L Financial Corp., Ltd.	711	237,291
	Equitable Group, Inc.	52,295	1,283,313
*	Equity Financial Holdings, Inc.	800	7,452
	Fiera Sceptre, Inc.	36,300	224,125
	Firm Capital Mortgage Investment Corp.	2,494	32,290

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Financials — (Continued)
	First National Financial Corp.	11,240	$192,528
*	FirstService Corp.	112,879	2,986,100
*	Genesis Land Development Corp.	69,817	197,372
#	Genworth MI Canada, Inc.	79,056	1,590,820
	Gluskin Sheff + Associates, Inc.	61,507	900,191
	GMP Capital, Inc.	253,000	1,758,272
	Guardian Capital Group, Ltd. Class A	8,727	82,237
	Home Capital Group, Inc.	120,600	5,812,476
#	Killam Properties, Inc.	115,599	1,312,864
*	Kingsway Financial Services, Inc.	223,835	116,449
	Laurentian Bank of Canada	92,400	4,338,152
*	Mainstreet Equity Corp.	4,697	110,607
	Melcor Developments, Ltd.	10,257	132,598
	MI Developments, Inc.	48,148	1,540,263
*	Pacific & Western Credit Corp.	8,800	11,229
#	Sprott Resource Lending Corp.	750,703	1,046,379
	Sprott, Inc.	248,556	1,412,652
	TMX Group, Inc.	231,476	9,472,623
#*	Westaim Corp.	165,381	86,039
Total Financials			53,347,941

Health Care — (1.7%)
#*	AEterna Zentaris, Inc.	295,803	452,960
*	Bioniche Life Sciences, Inc.	46,000	25,737
#*	Burcon NutraScience Corp.	61,538	431,597
*	Cangene Corp.	140,432	272,938
*	Cardiome Pharma Corp.	278,700	733,169
#	CML HealthCare, Inc.	208,565	1,977,657
	Futuremed Healthcare Products Corp.	34,438	272,124
*	Helix BioPharma Corp.	13,153	24,531
#*	IMRIS, Inc.	74,879	202,862
#	Leisureworld Senior Care Corp.	59,274	656,305
	MDS, Inc.	464,108	3,895,090
#*	Oncolytics Biotech, Inc.	205,321	806,168
*	Paladin Labs, Inc.	50,700	2,077,269
*	Patheon, Inc.	17,320	21,762
*	ProMetic Life Sciences, Inc.	648,697	89,146
*	QLT, Inc.	226,610	1,630,480
#*	Resverlogix Corp.	112,020	155,041
#*	Theratechnologies, Inc.	277,500	759,975
*	Transition Therapeutics, Inc.	50,610	71,040
*	TSO3, Inc.	151,452	275,029
#*	YM Biosciences, Inc.	242,157	396,959
Total Health Care			15,227,839

Industrials — (7.4%)
#	Aecon Group, Inc.	226,967	2,330,380
#	AG Growth International, Inc.	46,339	1,704,820
*	Air Canada Class A	313,328	313,712
	Algoma Central Corp.	2,569	257,215
*	ATS Automation Tooling System, Inc.	343,717	2,176,171
#	Bird Construction, Inc.	57,219	647,593
#	Black Diamond Group, Ltd.	95,091	1,723,072
	CAE, Inc.	79,988	776,522
#	Canadian Helicopters Group, Inc.	14,988	353,974
#	CanWel Building Materials Group, Ltd.	42,200	82,847
	Cargojet, Inc.	1,944	16,869
	Chorus Aviation, Inc.	2,381	7,385
#	Churchill Corp. Class A (The)	76,845	862,173
*	Clarke, Inc.	48,894	192,936
	Contrans Group, Inc. Class A	80,442	631,692

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Industrials — (Continued)
	DirectCash Payments, Inc.	14,154	$277,870
#*	Electrovaya, Inc.	141,865	108,618
#	Exchange Income Corp.	14,111	351,961
	Exco Technologies, Ltd.	10,400	33,484
*	Garda World Security Corp. Class A	108,840	780,977
#	Genivar, Inc.	74,593	1,927,154
#*	GLV, Inc. Class A	64,773	227,619
*	Heroux-Devtek, Inc.	88,827	585,931
	Horizon North Logistics, Inc.	210,945	964,912
	IBI Group, Inc.	11,496	148,954
	K-Bro Linen, Inc.	7,158	156,264
	Morneau Shepell, Inc.	49,882	511,183
	Newalta Corp.	166,722	2,030,940
	Progressive Waste Solutions, Ltd.	209,167	4,091,974
	Richelieu Hardware, Ltd.	61,562	1,734,915
#	Ritchie Brothers Auctioneers, Inc.	244,637	5,379,012
#	Rocky Mountain Dealerships, Inc.	40,341	351,635
	Russel Metals, Inc.	243,400	5,356,592
*	Stantec, Inc.	168,695	4,565,321
#	Student Transportation, Inc.	221,438	1,425,898
#	Superior Plus Corp.	391,430	2,209,298
*	Swisher Hygiene, Inc.	35,140	131,424
	Toromont Industries, Ltd.	282,567	5,913,451
#	Transcontinental, Inc. Class A	271,264	3,357,682
#	TransForce, Inc.	312,897	3,977,439
	Vicwest, Inc.	22,293	199,133
#	Wajax Corp.	37,742	1,428,546
	WaterFurnace Renewable Energy, Inc.	29,581	451,809
	Westjet Airlines, Ltd.	1,420	16,183
#*	Westport Innovations, Inc.	189,501	6,281,668
Total Industrials			67,055,208

Information Technology — (3.4%)
#*	5N Plus, Inc.	183,848	925,782
	Aastra Technologies, Ltd.	26,544	361,129
#*	Absolute Software Corp.	160,300	777,307
*	AXIA NetMedia Corp.	182,767	218,872
	Calian Technologies, Ltd.	15,406	262,677
*	Celestica, Inc.	847,607	6,231,731
#*	COM DEV International, Ltd.	288,576	580,693
	Computer Modelling Group, Ltd.	112,238	1,691,144
#	Constellation Software, Inc.	25,116	1,891,928
*	Descartes Systems Group, Inc. (The)	203,354	1,461,155
#*	DragonWave, Inc.	146,883	504,629
#	Enghouse Systems, Ltd.	38,278	459,900
	Evertz Technologies, Ltd.	133,981	1,597,908
*	EXFO, Inc.	83,677	502,678
	Gennum Corp.	130,300	786,596
	MacDonald Dettweiler & Associates, Ltd.	111,753	5,165,594
*	March Networks Corp.	8,829	41,599
	Mediagrif Interactive Technologies, Inc.	1,586	24,909
*	Miranda Technologies, Inc.	84,901	759,213
*	Points International, Ltd.	46,889	356,702
*	Redknee Solutions, Inc.	122,828	115,142
*	Ruggedcom, Inc.	32,125	759,963
#*	Sandvine Corp.	511,691	572,592
*	Sierra Wireless, Inc.	127,100	892,039
*	Smart Technologies, Inc. Class A	10,681	39,212
*	Softchoice Corp.	6,773	68,278
*	Vecima Network, Inc.	30,729	88,982

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Information Technology — (Continued)
	Wi-Lan, Inc.	666,819	$3,842,187
Total Information Technology			30,980,541

Materials — (24.1%)
	Aberdeen International, Inc.	122,333	78,053
*	Ainsworth Lumber Co., Ltd.	227,838	219,172
*	Alacer Gold Corp.	144,558	1,488,504
	Alamos Gold, Inc.	423,220	7,290,808
#*	Alexco Resource Corp.	231,426	1,574,265
#*	Almaden Minerals, Ltd.	108,300	273,208
*	Altius Minerals Corp.	112,600	1,192,593
#	Amerigo Resources, Ltd.	504,854	282,470
*	Anvil Mining, Ltd.	387,530	2,792,118
*	Argonaut Gold, Inc.	353,205	2,409,595
#*	Atna Resource, Ltd.	156,447	128,997
#*	Augusta Resource Corp.	308,545	960,086
*	Aura Minerals, Inc.	526,169	645,606
#*	AuRico Gold, Inc.	967,321	7,776,549
#*	Aurizon Mines, Ltd.	615,868	3,022,665
#*	Avalon Rare Metals, Inc.	352,025	832,766
#*	Avion Gold Corp.	1,620,486	2,576,871
#*	B2Gold Corp.	1,023,831	3,115,461
#*	Baja Mining Corp.	886,518	696,161
#*	Brigus Gold Corp.	664,229	652,004
#*	Canadian Zinc Corp.	280,925	181,998
	Canam Group, Inc. Class A	194,100	781,163
#*	Canexus Corp.	65,500	415,342
#*	Canfor Corp.	379,755	3,969,954
	Canfor Pulp Products, Inc.	136,336	1,662,128
*	Capstone Mining Corp.	1,040,232	2,838,621
#*	Cardero Resource Corp.	224,360	224,635
#*	Carpathian Gold, Inc.	587,371	250,804
	Cascades, Inc.	489,976	2,130,644
*	Catalyst Paper Corp.	540,689	18,576
	CCL Industries, Inc. Class B	100,740	3,096,117
#*	China Gold International Resources Corp., Ltd.	722,757	1,816,204
#*	Claude Resources, Inc.	934,700	1,247,796
#*	Cline Mining Corp.	519,100	820,369
*	Colossus Minerals, Inc.	311,816	1,845,645
#*	Copper Mountain Mining Corp.	366,515	2,025,501
#*	Crocodile Gold Corp.	343,215	175,187
#*	Duluth Metals, Ltd.	388,214	796,434
#*	Dundee Precious Metals, Inc.	372,067	3,002,101
*	Dynasty Metals & Mining, Inc.	108,369	227,641
*	Eastern Platinum, Ltd.	3,177,460	1,684,249
#*	Eastmain Resources, Inc.	274,250	271,894
#*	Eco Oro Minerals Corp.	261,445	382,383
#*	Endeavour Mining Corp.	403,333	962,061
*	Endeavour Silver Corp.	293,999	2,854,135
*	Entree Gold, Inc.	286,898	352,022
*	Euro Goldfields, Ltd.	521,960	6,086,758
*	Excellon Resources, Inc.	805,400	450,629
*	Exeter Resource Corp.	74,037	194,041
*	Fibrek, Inc.	97,662	96,823
#*	First Majestic Silver Corp.	354,783	5,982,991
*	First Nickel, Inc.	50,300	5,431
#*	Formation Capital Corp.	154,881	85,137
*	Fortress Paper, Ltd.	44,933	1,172,779
*	Fortuna Silver Mines, Inc.	460,768	2,528,288
#*	Fortune Minerals, Ltd.	214,672	151,719
#*	Golden Star Resources, Ltd.	1,045,109	1,713,209

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Materials — (Continued)
*	Grande Cache Coal Corp.	334,014	$3,249,157
#*	Great Basin Gold, Ltd.	1,488,730	1,388,264
#*	Great Panther Silver, Ltd.	546,209	1,066,951
*	Guyana Goldfields, Inc.	230,342	1,695,769
*	Hanfeng Evergreen, Inc.	81,388	219,698
*	Harry Winston Diamond Corp.	266,629	2,842,298
#*	High River Gold Mines, Ltd.	597,342	703,618
#	HudBay Minerals, Inc.	657,566	6,545,000
*	Imperial Metals Corp.	168,580	2,068,466
#*	Inter-Citic Minerals, Inc.	283,484	269,919
*	International Forest Products, Ltd. Class A	188,500	795,632
#*	International Minerals Corp.	33,000	187,877
#*	International Tower Hill Mines, Ltd.	220,027	956,780
*	Intertape Polymer Group, Inc.	171,190	556,210
#*	Jaguar Mining, Inc.	362,916	2,315,538
#*	Katanga Mining, Ltd.	1,003,662	1,152,672
#*	Keegan Resources, Inc.	271,644	1,037,247
*	Kimber Resources, Inc.	21,200	18,313
#*	Kirkland Lake Gold, Inc.	213,280	3,228,248
*	La Mancha Resources, Inc.	344,099	925,479
*	Labrador Iron Mines Holdings, Ltd.	123,133	603,125
#*	Lake Shore Gold Corp.	1,280,732	1,609,165
#*	Laramide Resources, Ltd.	20,368	14,395
*	Lundin Mining Corp.	177,800	675,422
#*	MAG Silver Corp.	156,360	1,028,331
#	Major Drilling Group International, Inc.	319,200	4,869,073
*	MDN, Inc.	220,980	46,636
#*	Mercator Minerals, Ltd.	905,221	1,341,726
	Methanex Corp.	289,704	6,631,556
#*	Migao Corp.	156,300	615,227
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	125,224	244,609
#*	Minefinders Corp.	305,883	3,251,743
#*	Minera Andes, Inc.	731,944	1,099,263
#*	Nautilus Minerals, Inc.	89,354	157,877
#*	Neo Material Technologies, Inc.	405,900	2,920,488
#*	Nevada Copper Corp.	160,491	816,043
#*	NGEx Resources, Inc.	287,000	760,638
*	Norbord, Inc.	78,010	620,251
#*	North American Palladium, Ltd.	444,465	1,138,703
*	Northern Dynasty Minerals, Ltd.	203,498	1,228,479
*	Northland Resources SA	54,983	79,877
#*	NovaGold Resources, Inc.	612,655	5,219,971
*	OceanaGold Corp.	1,077,616	2,380,011
*	Oromin Explorations, Ltd.	168,799	178,948
#*	Orvana Minerals Corp.	302,452	320,636
#*	Peregrine Diamonds, Ltd.	260,272	150,734
#*	Petaquilla Minerals, Ltd.	519,282	300,738
*	Phoscan Chemical Corp.	432,579	133,754
*	Pilot Gold, Inc.	86,150	109,088
#*	Platinum Group Metals, Ltd.	241,887	218,440
#*	PolyMet Mining Corp.	423,377	436,364
*	Primero Mining Corp.	156,629	499,675
*	Quadra FNX Mining, Ltd.	483,002	7,149,615
#*	Queenston Mining, Inc.	220,773	1,068,379
*	Richmont Mines, Inc.	103,444	1,110,849
#*	Rubicon Minerals Corp.	508,405	1,931,315
#*	Sabina Gold & Silver Corp.	383,055	1,443,859
#*	San Gold Corp.	898,095	1,666,159
#*	Scorpio Mining Corp.	782,699	1,498,172
*	Seabridge Gold, Inc.	121,852	1,973,554

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Materials — (Continued)
*	SEMAFO, Inc.	922,285	$5,975,049
	Sherritt International Corp.	1,571,926	8,424,752
*	Shore Gold, Inc.	837,013	353,291
*	Silver Standard Resources, Inc.	194,193	2,687,726
	Silvercorp Metals, Inc.	36,000	231,107
#*	St. Andrew Goldfields, Ltd.	580,353	290,533
	Stella-Jones, Inc.	32,540	1,293,615
*	Stornoway Diamond Corp.	297,297	262,643
#*	Sulliden Gold Corp., Ltd.	659,525	796,285
#*	Tanzanian Royalty Exploration Corp.	350,339	845,972
#*	Taseko Mines, Ltd.	793,230	2,172,380
#*	Tembec, Inc.	280,756	768,892
#*	Thompson Creek Metals Co., Inc.	610,028	4,263,460
*	Timminco, Ltd.	69,822	10,281
#*	Torex Gold Resources, Inc.	818,006	1,373,046
*	Virginia Mines, Inc.	99,162	827,364
	Wesdome Gold Mines, Ltd.	325,464	479,211
	West Fraser Timber Co., Ltd.	131,316	5,336,424
*	Western Forest Products, Inc.	116,719	96,239
	Winpak, Ltd.	66,195	779,720
#*	Yukon-Nevada Gold Corp.	1,741,678	495,791
Total Materials			217,039,166

Telecommunication Services — (0.3%)
	Manitoba Telecom Services, Inc.	74,117	2,158,578
*	Wireless Matrix Corp.	111,939	96,693
Total Telecommunication Services			2,255,271

Utilities — (2.7%)
#	Algonquin Power & Utilities Corp.	456,886	2,879,223
#*	Alterra Power Corp.	909,570	366,060
#	Atlantic Power Corp.	268,030	3,820,167
*	Boralex, Inc. Class A	94,733	663,015
*	Capital Power Corp.	83,342	2,055,019
#	Capstone Infrastructure Corp.	218,803	818,296
#	Innergex Renewable Energy, Inc.	239,796	2,424,441
#	Just Energy Group, Inc.	507,878	5,713,160
*	Maxim Power Corp.	92,234	181,073
#	Northland Power, Inc.	249,185	4,385,656
#*	Ram Power Corp.	554,037	187,625
	Valener, Inc.	42,710	669,944
Total Utilities			24,163,679
TOTAL COMMON STOCKS			686,237,560
RIGHTS/WARRANTS — (0.0%)
#*	Compton Petroleum Corp. Warrants 08/23/14	7,790	15,293
*	Duluth Metals, Ltd. Warrants 01/18/13	24,225	10,701
TOTAL RIGHTS/WARRANTS			25,994

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (23.9%)
§@ DFA Short Term Investment Fund	215,000,000	$215,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.08%, 01/03/12
(Collateralized by U.S. Treasury Note 1.375%, 09/30/18, valued at $430,027)
to be repurchased at $421,599	$422	421,595
TOTAL SECURITIES LENDING COLLATERAL		215,421,595

TOTAL INVESTMENTS — (100.0%)
(Cost $967,169,070)^		$901,685,149
____________________

^       The cost for federal income tax purposes is $967,171,653.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2011

		SHARES	VALUE††
COMMON STOCKS — (89.2%)
Consumer Discretionary — (20.6%)
#	Accordia Golf Co., Ltd.	4,489	$3,304,974
	Aeon Fantasy Co., Ltd.	57,832	813,401
	Ahresty Corp.	16,200	99,168
#	Aichi Machine Industry Co., Ltd.	294,000	903,803
#	Aigan Co., Ltd.	96,200	482,159
	Aisan Industry Co., Ltd.	132,800	1,237,235
#	Akebono Brake Industry Co., Ltd.	326,700	1,554,039
	Alpen Co., Ltd.	70,600	1,211,230
	Alpha Corp.	30,200	337,502
	Alpine Electronics, Inc.	206,300	2,422,496
#	Amiyaki Tei Co., Ltd.	235	573,783
	Amuse, Inc.	29,999	386,815
#*	Anrakutei Co., Ltd.	50,000	257,728
	AOI Advertising Promotion, Inc.	39,000	200,467
	AOKI Holdings, Inc.	97,100	1,293,877
	Aoyama Trading Co., Ltd.	250,500	3,957,036
	Arc Land Sakamoto Co., Ltd.	24,000	439,358
#	Arnest One Corp.	183,900	1,814,341
#	Asahi Co., Ltd.	35,100	777,609
*	ASAHI TEC CORP.	1,772,000	517,596
#	Asatsu-DK, Inc.	120,400	2,825,709
*	Ashimori Industry Co., Ltd.	319,000	425,490
#	ASKUL Corp.	75,200	1,072,159
	Asti Corp.	46,000	118,040
#*	Atom Corp.	170,700	583,174
	Atsugi Co., Ltd.	750,000	882,810
	Autobacs Seven Co., Ltd.	97,200	4,450,886
	Avex Group Holdings, Inc.	152,900	1,808,877
	Belluna Co., Ltd.	6,950	54,307
*	Best Denki Co., Ltd.	304,500	832,756
#	Bic Camera, Inc.	2,531	1,339,794
#	Bookoff Corp.	33,500	276,311
	Calsonic Kansei Corp.	617,000	3,620,527
	Can Do Co., Ltd.	261	284,326
#*	Carchs Holdings Co., Ltd.	707,200	250,491
	Central Sports Co., Ltd.	1,000	11,693
#*	CHI Group Co., Ltd.	11,000	28,580
	Chiyoda Co., Ltd.	120,900	2,136,446
	Chofu Seisakusho Co., Ltd.	88,800	2,264,662
	Chori Co., Ltd.	658,000	723,912
	Chuo Spring Co., Ltd.	202,000	686,526
#*	Clarion Co., Ltd.	496,000	839,994
	Cleanup Corp.	131,900	786,854
	Colowide Co., Ltd.	210,950	1,362,816
	Corona Corp.	76,200	1,326,609
	Cross Plus, Inc.	22,000	203,050
	Daido Metal Co., Ltd.	144,000	1,472,278
	Daidoh, Ltd.	113,600	1,120,156
#*	Daiei, Inc. (The)	379,250	1,438,499
	Daikoku Denki Co., Ltd.	36,900	330,399
	Daimaruenawin Co., Ltd.	400	2,608
	Dainichi Co., Ltd.	54,900	611,975
#	Daisyo Corp.	54,300	642,824
	DCM Holdings Co., Ltd.	350,600	2,804,167
	Descente, Ltd.	231,000	1,305,652
#	Doshisha Co., Ltd.	54,800	1,361,439
	Doutor Nichires Holdings Co., Ltd.	140,986	1,685,540
	Dynic Corp.	127,000	209,173

The Japanese Small Company Series
continued

		SHARES	VALUE††
Consumer Discretionary — (Continued)
	Eagle Industry Co., Ltd.	108,000	$1,204,605
#	Edion Corp.	300,500	2,404,363
	Exedy Corp.	119,700	3,467,778
	F&A Aqua Holdings, Inc.	60,638	584,978
	FCC Co., Ltd.	132,600	2,801,595
	Fine Sinter Co., Ltd.	49,000	143,757
	Foster Electric Co., Ltd.	86,500	1,266,681
#	France Bed Holdings Co., Ltd.	750,000	1,040,053
#	F-Tech, Inc.	20,100	243,015
#	Fuji Co., Ltd.	97,000	2,140,373
	Fuji Corp, Ltd.	102,300	482,555
#*	Fuji Kiko Co., Ltd.	148,000	456,462
	Fuji Kyuko Co., Ltd.	311,000	1,775,095
	Fuji Oozx, Inc.	6,000	22,681
	Fujibo Holdings, Inc.	205,000	398,474
	Fujikura Rubber, Ltd.	72,900	284,197
	Fujita Kanko, Inc.	394,100	1,295,507
#	Fujitsu General, Ltd.	285,000	1,685,201
#	Funai Electric Co., Ltd.	84,200	1,654,922
#	Furukawa Battery Co., Ltd.	71,000	350,173
	Futaba Industrial Co., Ltd.	163,800	1,043,968
#	G-7 Holdings, Inc.	29,200	137,848
*	Gajoen Kanko Co.	37,000	—
	Gakken Holdings Co., Ltd.	322,000	569,543
#*	Genki Sushi Co., Ltd.	19,400	234,076
#	GEO Co., Ltd.	1,351	1,360,404
#	GLOBERIDE, Inc.	463,000	482,313
	Goldwin, Inc.	175,000	572,615
*	Gourmet Kineya Co., Ltd.	87,000	457,307
#*	GSI Creos Corp.	194,000	238,950
	Gulliver International Co., Ltd.	21,640	956,056
	Gunze, Ltd.	758,000	2,298,876
	H2O Retailing Corp.	387,000	2,791,996
*	Hagihara Industries, Inc.	2,700	40,220
	Hakuyosha Co., Ltd.	88,000	232,140
#	Happinet Corp.	36,100	565,584
	Haruyama Trading Co., Ltd.	47,900	216,614
*	Haseko Corp.	5,986,000	3,763,301
	Heiwa Corp.	154,600	2,561,878
	Hiday Hidaka Corp.	21,800	329,809
#	Hikari Tsushin, Inc.	95,800	2,230,336
	Himaraya Co., Ltd.	35,900	242,339
	HIS Co., Ltd.	101,800	2,631,014
	Hitachi Koki Co., Ltd.	200,900	1,506,655
#	Honeys Co., Ltd.	38,980	561,193
	Horipro, Inc.	41,800	355,473
	I Metal Technology Co., Ltd.	142,000	253,332
#	Ichibanya Co., Ltd.	17,200	517,299
	Ichikawa Co., Ltd.	63,000	119,666
#	Ichikoh Industries, Ltd.	285,000	469,380
#	Ikyu Corp.	526	232,137
#	Imasen Electric Industrial Co., Ltd.	54,800	680,652
	Imperial Hotel, Ltd.	10,950	263,466
#*	Impress Holdings, Inc.	110,400	121,139
	Intage, Inc.	14,800	290,674
	Ishizuka Glass Co., Ltd.	109,000	213,193
*	Izuhakone Railway Co., Ltd.	300	20,721
	Izumi Co., Ltd.	96,700	1,470,954
*	Izutsuya Co., Ltd.	350,000	197,702
*	Janome Sewing Machine Co., Ltd.	364,000	258,423
	Japan Vilene Co., Ltd.	139,000	577,591

The Japanese Small Company Series
continued

		SHARES	VALUE††
Consumer Discretionary — (Continued)
	Japan Wool Textile Co., Ltd. (The)	310,000	$2,494,671
#*	Jeans Mate Corp.	30,308	74,467
	Jidosha Buhin Kogyo Co., Ltd.	79,000	432,657
#*	Joban Kosan Co., Ltd.	221,000	223,749
#	Joshin Denki Co., Ltd.	205,000	2,182,951
	Juntendo Co., Ltd.	31,000	51,227
#*	JVC Kenwood Holdings, Inc.	468,130	1,901,943
	Kabuki-Za Co., Ltd.	39,000	1,845,759
#	Kadokawa Holdings, Inc.	88,600	2,760,645
	Kanto Auto Works, Ltd.	168,000	1,391,862
	Kappa Create Co., Ltd.	52,050	1,118,619
	Kasai Kogyo Co., Ltd.	118,000	694,961
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	515,914
	Keihin Corp.	165,500	2,552,727
#	Keiyo Co., Ltd.	173,500	1,010,162
#	Kentucky Fried Chicken Japan, Ltd.	78,000	1,994,571
#	Kimoto Co., Ltd.	39,300	309,725
#*	Kinki Nippon Tourist Co., Ltd.	213,000	228,241
#*	Kinugawa Rubber Industrial Co., Ltd.	198,000	1,494,213
#	Kisoji Co., Ltd.	85,300	1,528,476
	Koekisha Co., Ltd.	13,600	214,934
	Kohnan Shoji Co., Ltd.	96,800	1,678,162
#	Kojima Co., Ltd.	145,700	998,758
	Komatsu Seiren Co., Ltd.	145,000	656,117
	Komeri Co., Ltd.	121,500	3,827,963
	Konaka Co., Ltd.	116,660	412,281
	Kourakuen Corp.	19,100	272,743
	KU Holdings Co., Ltd.	68,200	324,103
#	Kura Corp.	54,800	696,420
	Kurabo Industries, Ltd.	1,067,000	2,023,461
	Kuraudia Co., Ltd.	5,700	73,273
	Kuroganeya Co., Ltd.	14,000	54,334
#	KYB Co., Ltd.	633,000	3,637,518
	Kyoritsu Maintenance Co., Ltd.	46,160	743,428
	Kyoto Kimono Yuzen Co., Ltd.	55,700	647,943
	Kyowa Leather Cloth Co., Ltd.	71,700	247,335
#*	Laox Co., Ltd.	419,000	204,849
	LEC, Inc.	900	16,998
#*	Look, Inc.	159,000	347,917
	Mamiya-Op Co., Ltd.	285,000	329,543
	Marche Corp.	23,000	203,242
	Mars Engineering Corp.	43,600	691,298
#*	Maruei Department Store Co., Ltd.	142,000	148,769
#	Maruzen Co., Ltd.	46,000	292,356
#*	Matsuya Co., Ltd.	158,400	920,587
	Matsuya Foods Co., Ltd.	46,900	892,770
#	Megane TOP Co., Ltd.	76,200	889,847
	Meiko Network Japan Co., Ltd.	22,900	189,614
	Meiwa Estate Co., Ltd.	12,300	56,213
*	Meiwa Industry Co., Ltd.	29,000	41,940
	Mikuni Corp.	108,000	225,259
*	Misawa Homes Co., Ltd.	105,100	626,723
	Misawa Resort Co., Ltd.	180,000	333,802
*	Mitsuba Corp.	152,690	1,219,107
	Mitsui Home Co., Ltd.	155,000	777,893
#	Mizuno Corp.	435,000	2,108,000
	MOS Food Services, Inc.	115,300	2,199,027
	Mr Max Corp.	119,000	449,185
	Murakami Corp.	5,000	49,650
	Musashi Seimitsu Industry Co., Ltd.	85,100	2,011,718
*	Naigai Co., Ltd.	2,643,000	1,168,238

The Japanese Small Company Series
continued

		SHARES	VALUE††
Consumer Discretionary — (Continued)
#*	Nexyz Corp.	1,920	$48,169
	Nice Holdings, Inc.	451,000	915,757
	Nidec Copal Corp.	88,700	940,070
#	Nidec Tosok Corp.	109,300	1,314,125
#	Nifco, Inc.	191,700	4,999,788
	Nihon Eslead Corp.	1,700	14,238
	Nihon Tokushu Toryo Co., Ltd.	56,000	214,634
	Nikkato Corp.	700	3,990
#*	Nippon Columbia Co., Ltd.	563,000	205,825
	Nippon Felt Co., Ltd.	67,200	325,657
#*	Nippon Piston Ring Co., Ltd.	277,000	531,375
	Nippon Seiki Co., Ltd.	169,400	1,701,948
	Nishimatsuya Chain Co., Ltd.	234,700	1,813,576
	Nissan Shatai Co., Ltd.	362,023	3,245,662
#*	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	328,498
	Nissen Holdings Co., Ltd.	181,591	1,099,103
	Nissin Kogyo Co., Ltd.	151,100	2,129,232
	Nittan Valve Co., Ltd.	82,800	272,352
*	Nitto Kako Co., Ltd.	60,000	40,854
*	Noritsu Koki Co., Ltd.	101,700	457,339
	Omikenshi Co., Ltd.	127,000	70,458
	Onward Holdings Co., Ltd.	495,000	3,644,194
	Pacific Industrial Co., Ltd.	181,000	902,872
#	Pal Co., Ltd.	12,900	468,876
*	Paltac Corp.	300	5,349
	PanaHome Corp.	398,200	2,744,628
*	Paramount Bed Holdings Co., Ltd.	82,000	1,942,492
	Parco Co., Ltd.	268,200	2,010,327
#	Paris Miki Holdings, Inc.	160,100	1,291,859
#	PGM Holdings K.K.	2,086	1,370,744
#*	PIA Corp.	26,700	265,831
	Piolax, Inc.	44,500	962,481
#*	Pioneer Electronic Corp.	981,300	3,934,768
	Plenus Co., Ltd.	83,900	1,290,904
	Point, Inc.	66,930	2,886,833
	Press Kogyo Co., Ltd.	396,000	1,851,540
#*	Renown, Inc.	242,600	458,157
	Resorttrust, Inc.	139,408	2,085,363
	Rhythm Watch Co., Ltd.	650,000	885,267
#	Right On Co., Ltd.	67,325	458,578
	Riken Corp.	362,000	1,483,057
#	Ringer Hut Co., Ltd.	72,700	977,257
	Riso Kyoiku Co., Ltd.	7,533	420,776
	Roland Corp.	92,800	810,710
	Round One Corp.	266,600	1,946,499
#	Royal Holdings Co., Ltd.	135,300	1,520,728
	Ryohin Keikaku Co., Ltd.	94,300	4,475,211
#*	Sagami Chain Co., Ltd.	77,000	486,780
*	Sagami Co., Ltd.	225,000	228,693
	Saizeriya Co., Ltd.	145,800	2,362,916
#*	Sakai Ovex Co., Ltd.	205,000	285,769
#	Sanden Corp.	497,000	1,704,654
#	Sangetsu Co., Ltd.	76,525	2,001,546
	Sankyo Seiko Co., Ltd.	28,100	91,231
	Sanoh Industrial Co., Ltd.	118,600	1,020,458
	Sanyo Housing Nagoya Co., Ltd.	354	332,783
	Sanyo Shokai, Ltd.	421,000	992,892
	Scroll Corp.	77,300	258,496
#	Seiko Holdings Corp.	477,407	1,181,542
	Seiren Co., Ltd.	223,900	1,329,567
	Senshukai Co., Ltd.	165,200	1,098,359

The Japanese Small Company Series
continued

		SHARES	VALUE††
Consumer Discretionary — (Continued)
*	Seven Seas Holdings Co., Ltd.	331,000	$96,331
#	Shikibo, Ltd.	521,000	606,230
	Shimachu Co., Ltd.	187,000	4,033,239
#	Shimojima Co., Ltd.	14,100	171,167
*	Shinyei Kaisha	96,000	160,727
	Shiroki Corp.	285,000	807,916
	Shobunsha Publications, Inc.	339,400	2,450,183
#	Shochiku Co., Ltd.	404,400	3,668,953
	Shoei Co., Ltd.	1,600	10,766
*	Showa Corp.	320,400	1,855,737
	SKY Perfect JSAT Holdings, Inc.	7,630	3,708,231
	SNT Corp.	101,800	393,975
	Soft99 Corp.	70,600	402,529
	Sotoh Co., Ltd.	49,700	483,959
	SPK Corp.	16,800	271,078
	SRI Sports, Ltd.	12,200	129,928
	St. Marc Holdings Co., Ltd.	37,600	1,390,628
	Studio Alice Co., Ltd.	31,700	548,860
#	Suminoe Textile Co., Ltd.	323,000	545,050
	Sumitomo Forestry Co., Ltd.	436,666	3,778,511
#*	SxL Corp.	493,000	1,020,901
#	T. RAD Co., Ltd.	268,000	974,377
#	Tac Co., Ltd.	15,400	36,723
#	Tachikawa Corp.	50,800	285,929
	Tachi-S Co., Ltd.	112,840	1,927,318
#	Tact Home Co., Ltd.	221	185,785
	Taiho Kogyo Co., Ltd.	92,800	801,335
	Takamatsu Construction Group Co., Ltd.	90,500	1,433,890
	Taka-Q Co., Ltd.	48,000	83,691
	Take & Give Needs Co., Ltd.	2,096	129,105
	Takihyo Co., Ltd.	18,000	99,303
#	Tamron Co., Ltd.	65,200	1,755,368
*	TASAKI & Co., Ltd.	498,000	314,316
	Taya Co., Ltd.	5,000	41,898
#	TBK Co., Ltd.	72,000	305,676
*	TDF Corp.	11,000	17,837
	Teikoku Piston Ring Co., Ltd.	103,500	1,204,621
	Teikoku Sen-I Co., Ltd.	78,000	506,682
#	Telepark Corp.	735	1,353,129
#*	Ten Allied Co., Ltd.	50,000	164,039
	Tigers Polymer Corp.	59,000	233,886
*	Toabo Corp.	130,000	85,469
	Toei Co., Ltd.	284,000	1,332,316
*	Tokai Kanko Co., Ltd.	505,999	128,102
	Tokai Rika Co., Ltd.	72,600	1,169,456
	Tokai Rubber Industries, Ltd.	154,200	1,936,764
	Tokai Senko K.K.	215,000	228,327
*	Token Corp.	20,690	743,744
*	Tokyo Dome Corp.	680,200	1,546,187
#	Tokyo Individualized Educational Institute, Inc.	93,100	147,442
	Tokyo Kaikan Co., Ltd.	12,000	45,229
	Tokyo Soir Co., Ltd.	49,000	120,265
	Tokyotokeiba Co., Ltd.	828,000	1,132,005
	Tokyu Recreation Co., Ltd.	77,000	470,759
#	Tomy Co., Ltd.	297,893	2,044,250
	Topre Corp.	185,700	1,798,324
#	Toridoll.corp	36,600	346,604
	Totenko Co., Ltd.	57,000	81,382
#	Touei Housing Corp.	76,040	746,075
#	Tow Co., Ltd.	7,000	39,461
	Toyo Tire & Rubber Co., Ltd.	767,000	1,861,477

The Japanese Small Company Series
continued

		SHARES	VALUE††
Consumer Discretionary — (Continued)
	Toyobo Co., Ltd.	3,218,000	$4,570,007
	TS TECH CO., Ltd.	185,600	2,786,025
*	TSI Holdings Co., Ltd.	281,495	1,452,153
*	Tsukamoto Co., Ltd.	52,000	58,838
	Tsutsumi Jewelry Co., Ltd.	49,300	1,148,801
	TV Asahi Corp.	326	513,587
	TV Tokyo Holdings Corp.	6,200	84,193
	Umenohana Co., Ltd.	13	25,221
	Unipres Corp.	130,200	3,551,438
#	United Arrows, Ltd.	71,300	1,386,865
#*	Unitika, Ltd.	1,765,000	1,018,291
	U-Shin, Ltd.	94,500	825,862
	Watabe Wedding Corp.	29,500	233,291
#	Watami Food Service Co., Ltd.	104,500	2,435,280
	Xebio Co., Ltd.	98,000	2,372,938
#	Yamatane Corp.	185,000	297,853
	Yellow Hat, Ltd.	73,700	948,606
	Yokohama Reito Co., Ltd.	183,600	1,370,494
	Yomiuri Land Co., Ltd.	225,000	714,692
	Yonex Co., Ltd.	40,000	253,029
	Yorozu Corp.	62,500	1,473,837
#	Yoshinoya Holdings Co., Ltd.	2,180	2,776,426
	Zenrin Co., Ltd.	130,000	1,162,440
#	Zensho Co., Ltd.	298,400	3,723,858
Total Consumer Discretionary			342,967,393

Consumer Staples — (9.0%)
*	Aderans Co., Ltd.	120,250	1,235,071
*	Aeon Hokkaido Corp.	391,700	1,644,380
	Ahjikan Co., Ltd.	10,500	107,668
	Ain Pharmaciez, Inc.	39,900	1,630,476
#	Arcs Co., Ltd.	80,700	1,436,801
	Ariake Japan Co., Ltd.	103,700	1,797,762
	Cawachi, Ltd.	81,900	1,556,557
	Chubu Shiryo Co., Ltd.	89,000	545,034
	Chuo Gyorui Co., Ltd.	93,000	205,137
	Circle K Sunkus Co., Ltd.	161,900	2,639,616
	Coca-Cola Central Japan Co., Ltd.	111,200	1,475,811
	Cocokara fine, Inc.	59,560	1,480,552
	Cosmos Pharmaceutical Corp.	34,200	1,586,318
	CVS Bay Area, Inc.	51,000	62,861
	Daikokutenbussan Co., Ltd.	4,700	134,888
	Dr. Ci:Labo Co., Ltd.	532	2,862,356
	Dydo Drinco, Inc.	49,800	1,891,725
	Echo Trading Co., Ltd.	11,000	98,193
	Ensuiko Sugar Refining Co., Ltd.	102,000	244,728
	Ezaki Glico Co., Ltd.	5,000	59,387
#	Fancl Corp.	157,800	2,202,282
#*	First Baking Co., Ltd.	183,000	180,047
	Fuji Oil Co., Ltd.	258,900	3,674,846
	Fujicco Co., Ltd.	116,600	1,441,598
#*	Fujiya Co., Ltd.	474,000	932,069
	Hagoromo Foods Corp.	40,000	585,385
	Harashin Narus Holdings Co., Ltd.	61,500	968,454
#*	Hayashikane Sangyo Co., Ltd.	299,000	240,571
#	Heiwado Co., Ltd.	152,800	1,850,098
#	Hohsui Corp.	120,000	130,200
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	431,012
	Hokuto Corp.	106,700	2,203,817
	Inageya Co., Ltd.	175,000	1,991,123
#	Ito En, Ltd.	80,800	1,369,659

The Japanese Small Company Series
continued

		SHARES	VALUE††
Consumer Staples — (Continued)
	Itochu-Shokuhin Co., Ltd.	27,400	$941,849
#	Itoham Foods, Inc.	674,800	2,323,507
	Izumiya Co., Ltd.	447,000	2,021,323
	J-Oil Mills, Inc.	477,000	1,372,894
#	Kameda Seika Co., Ltd.	70,000	1,319,325
	Kasumi Co., Ltd.	203,100	1,292,993
	Kato Sangyo Co., Ltd.	109,300	2,134,985
#	Key Coffee, Inc.	79,000	1,400,407
	Kirindo Co., Ltd.	28,300	171,086
	Kose Corp.	84,900	2,022,915
	Kyodo Shiryo Co., Ltd.	330,000	364,379
#	Kyokuyo Co., Ltd.	370,000	831,309
	Life Corp.	183,400	3,201,475
	Lion Corp.	82,000	457,012
	Mandom Corp.	81,100	2,070,828
	Marudai Food Co., Ltd.	465,000	1,549,520
#	Maruetsu, Inc. (The)	375,000	1,321,589
	Maruha Nichiro Holdings, Inc.	1,719,069	3,104,963
*	Maruya Co., Ltd.	7,400	15,871
#	Matsumotokiyoshi Holdings Co., Ltd.	111,200	2,106,654
*	Maxvalu Tohok Co., Ltd.	18,200	150,038
	Maxvalu Tokai Co., Ltd.	57,500	777,254
#	Megmilk Snow Brand Co., Ltd.	194,300	3,735,258
	Meito Sangyo Co., Ltd.	53,600	685,252
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,483,088
#	Milbon Co., Ltd.	49,014	1,504,306
	Ministop Co., Ltd.	70,200	1,262,800
	Mitsubishi Shokuhin Co., Ltd.	87,800	2,037,602
	Mitsui Sugar Co., Ltd.	453,850	1,890,801
	Miyoshi Oil & Fat Co., Ltd.	261,000	341,996
	Morinaga & Co., Ltd.	933,000	2,206,157
	Morinaga Milk Industry Co., Ltd.	886,000	3,507,044
	Morishita Jinton Co., Ltd.	47,800	183,537
	Morozoff, Ltd.	108,000	382,213
#	Nagatanien Co., Ltd.	115,000	1,255,032
	Nakamuraya Co., Ltd.	203,000	1,033,567
#*	Nichimo Co., Ltd.	112,000	196,414
	Nichirei Corp.	1,019,000	4,522,962
#	Nihon Chouzai Co., Ltd.	20,300	742,037
	Niitaka Co., Ltd.	7,260	85,973
	Nippon Beet Sugar Manufacturing Co., Ltd.	543,000	1,118,533
	Nippon Flour Mills Co., Ltd.	557,000	2,491,532
#*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	352,018
#	Nippon Suisan Kaisha, Ltd.	936,700	3,164,110
	Nisshin Oillio Group, Ltd. (The)	550,000	2,459,082
*	Nisshin Sugar Holdings Co., Ltd.	14,900	323,805
	Nitto Flour Milling Co., Ltd.	64,000	247,475
	Noevir Holdings Co., Ltd.	6,800	75,948
	Oenon Holdings, Inc.	247,000	558,602
#	Oie Sangyo Co., Ltd.	20,900	209,924
	Okuwa Co., Ltd.	115,000	1,604,428
	Olympic Corp.	64,900	575,237
	Pietro Co., Ltd.	10,300	110,585
	Pigeon Corp.	72,300	2,671,220
	Poplar Co., Ltd.	25,760	142,835
	Prima Meat Packers, Ltd.	671,000	875,616
#	Riken Vitamin Co., Ltd.	79,200	2,252,070
	Rock Field Co., Ltd.	47,000	755,765
	S Foods, Inc.	73,762	554,004
	Sakata Seed Corp.	164,600	2,329,224
	San-A Co., Ltd.	22,500	866,412

The Japanese Small Company Series
continued

		SHARES	VALUE††
Consumer Staples — (Continued)
#*	Sapporo Holdings, Ltd.	694,000	$2,587,229
#	Shoei Foods Corp.	44,000	297,827
	Showa Sangyo Co., Ltd.	524,000	1,579,946
	Sogo Medical Co., Ltd.	23,000	769,057
	Sonton Food Industry Co., Ltd.	43,000	371,359
	Starzen Co., Ltd.	279,000	813,723
	Sugi Holdings Co., Ltd.	129,700	3,384,856
	Takara Holdings, Inc.	714,000	4,219,127
	Three F Co., Ltd.	17,700	104,249
#	Tobu Store Co., Ltd.	205,000	669,889
	TOHO Co., Ltd.	158,000	617,080
#	Tohto Suisan Co., Ltd.	120,000	202,645
	Torigoe Co., Ltd. (The)	84,500	752,576
	Toyo Sugar Refining Co., Ltd.	157,000	183,580
	Tsukiji Uoichiba Co., Ltd.	15,000	18,786
	Tsuruha Holdings, Inc.	64,600	3,300,432
#*	Unicafe, Inc.	15,060	67,001
	Uoriki Co., Ltd.	400	4,624
	Valor Co., Ltd.	175,400	2,608,675
	Warabeya Nichiyo Co., Ltd.	51,360	661,815
#	Yaizu Suisankagaku Industry Co., Ltd.	41,000	379,303
	Yaoko Co., Ltd.	40,800	1,338,217
	Yomeishu Seizo Co., Ltd.	100,000	920,746
	Yonekyu Corp.	100,000	873,708
	Yuasa Funashoku Co., Ltd.	112,000	256,645
#	Yukiguni Maitake Co., Ltd.	101,856	484,408
	Yutaka Foods Corp.	6,000	109,843
Total Consumer Staples			150,220,468

Energy — (0.9%)
	AOC Holdings, Inc.	154,800	888,213
	BP Castrol K.K.	66,500	277,840
#*	Fuji Kosan Co., Ltd.	264,000	225,718
	Itochu Enex Co., Ltd.	302,200	1,568,266
#	Japan Drilling Co., Ltd.	16,900	553,978
	Japan Oil Transportation Co., Ltd.	79,000	185,410
	Kanto Natural Gas Development Co., Ltd.	155,000	802,721
#	Kyoei Tanker Co., Ltd.	111,000	157,291
	Mitsuuroko Co., Ltd.	166,300	989,246
#	Modec, Inc.	82,100	1,433,247
#	Nippon Gas Co., Ltd.	148,900	2,270,555
#	Nippon Seiro Co., Ltd.	64,000	241,838
	Sala Corp.	128,500	769,754
	San-Ai Oil Co., Ltd.	273,000	1,185,245
	Shinko Plantech Co., Ltd.	164,000	1,456,725
	Sinanen Co., Ltd.	251,000	1,141,115
	Toa Oil Co., Ltd.	337,000	435,347
	Toyo Kanetsu K.K.	507,000	932,727
Total Energy			15,515,236

Financials — (10.1%)
	77 Bank, Ltd. (The)	43,000	169,374
	Aichi Bank, Ltd. (The)	53,800	2,986,018
	Airport Facilities Co., Ltd.	120,570	459,808
	Akita Bank, Ltd. (The)	785,400	2,250,223
	Aomori Bank, Ltd. (The)	819,000	2,361,846
	Asax Co., Ltd.	17	21,402
#	Awa Bank, Ltd. (The)	503,000	3,343,186
	Bank of Iwate, Ltd. (The)	67,100	3,045,057
	Bank of Kochi, Ltd. (The)	2,000	1,936
	Bank of Nagoya, Ltd. (The)	612,297	1,937,813

The Japanese Small Company Series
continued

		SHARES	VALUE††
Financials — (Continued)
	Bank of Okinawa, Ltd. (The)	92,500	$3,692,807
	Bank of Saga, Ltd. (The)	624,000	1,479,192
	Bank of the Ryukyus, Ltd.	135,880	1,661,699
	Century Tokyo Leasing Corp.	223,890	4,476,323
*	Chiba Kogyo Bank, Ltd. (The)	180,300	979,948
#	Chukyo Bank, Ltd. (The)	675,000	1,611,549
	Daibiru Corp.	209,700	1,416,563
	Daiko Clearing Services Corp.	49,700	153,060
*	Daikyo, Inc.	1,289,000	2,197,472
	Daisan Bank, Ltd. (The)	621,000	1,308,154
	Daishi Bank, Ltd. (The)	1,398,000	4,448,525
	Daito Bank, Ltd. (The)	485,000	344,008
	Ehime Bank, Ltd. (The)	641,000	1,852,463
	Eighteenth Bank, Ltd. (The)	1,079,000	2,762,389
*	FIDEA Holdings Co., Ltd.	264,800	691,768
	Fukui Bank, Ltd. (The)	912,000	2,639,668
	Fukushima Bank, Ltd.	846,000	406,203
#	Fuyo General Lease Co., Ltd.	84,500	2,903,499
	Goldcrest Co., Ltd.	73,070	1,340,580
	Heiwa Real Estate Co., Ltd.	427,500	926,365
	Higashi-Nippon Bank, Ltd.	659,000	1,329,239
	Higo Bank, Ltd. (The)	657,000	3,587,195
	Hitachi Capital Corp.	6,000	73,319
	Hokkoku Bank, Ltd. (The)	988,000	3,327,636
	Hokuetsu Bank, Ltd. (The)	920,000	1,727,221
	Hulic Co., Ltd.	39,200	419,664
	Hyakugo Bank, Ltd. (The)	1,045,609	4,066,286
	Hyakujishi Bank, Ltd. (The)	1,022,000	3,913,596
#	IBJ Leasing Co., Ltd.	85,800	1,920,228
	Ichiyoshi Securities Co., Ltd.	165,800	959,798
	Iida Home Max Co., Ltd.	73,000	589,795
	Iwai Cosmo Holdings, Inc.	26,300	89,586
#*	Japan Asia Investment Co., Ltd.	345,000	262,778
	Juroku Bank, Ltd.	1,331,000	3,980,608
#	kabu.com Securities Co., Ltd.	328,200	922,597
	Kagoshima Bank, Ltd. (The)	467,000	3,057,962
	Keihanshin Real Estate Co., Ltd.	26,000	120,388
	Keiyo Bank, Ltd. (The)	424,000	2,059,792
*	Kenedix, Inc.	9,893	1,466,630
	Kirayaka Bank, Ltd.	98,000	90,356
	Kita-Nippon Bank, Ltd. (The)	49,406	1,147,135
	Kiyo Holdings, Inc.	2,635,900	3,720,995
	Kobayashi Yoko Co., Ltd.	231,400	521,441
#*	Kosei Securities Co., Ltd.	285,000	220,156
	Kyokuto Securities Co., Ltd.	65,800	415,397
#*	Leopalace21 Corp.	985,885	2,689,036
	Marusan Securities Co., Ltd.	284,100	1,020,612
#*	Matsui Securities Co., Ltd.	444,400	2,091,319
	Michinoku Bank, Ltd. (The)	736,000	1,420,654
	Mie Bank, Ltd. (The)	142,000	327,616
	Minato Bank, Ltd. (The)	1,063,000	1,825,985
	Mito Securities Co., Ltd.	254,000	336,119
	Miyazaki Bank, Ltd. (The)	586,000	1,235,930
	Mizuho Financial Group, Inc.	56,580	79,194
#	Monex Group, Inc.	7,893	1,206,070
	Musashino Bank, Ltd.	130,300	4,143,571
	Nagano Bank, Ltd. (The)	321,000	651,179
	Nanto Bank, Ltd. (The)	293,000	1,561,912
*	New Real Property K.K.	43,900	—
*	NIS Group Co., Ltd.	1,015,125	65,373
	Nisshin Fudosan Co., Ltd.	95,000	538,433

The Japanese Small Company Series
continued

		SHARES	VALUE††
Financials — (Continued)
	Ogaki Kyoritsu Bank, Ltd. (The)	1,315,000	$4,076,621
	Oita Bank, Ltd. (The)	676,900	1,921,150
	Okasan Securities Group, Inc.	795,000	2,440,385
	Ricoh Leasing Co., Ltd.	78,500	1,716,865
	San-in Godo Bank, Ltd. (The)	592,000	4,303,496
	Sankei Building Co., Ltd.	173,500	722,622
	Sapporo Hokuyo Holdings, Inc.	342,700	1,134,899
	Shiga Bank, Ltd.	179,000	1,152,586
#	Shikoku Bank, Ltd.	802,000	2,824,417
#	Shimizu Bank, Ltd.	34,200	1,259,078
	Sumitomo Real Estate Sales Co., Ltd.	36,340	1,461,622
*	Sun Frontier Fudousan Co., Ltd.	208	21,833
#	Taiko Bank, Ltd. (The)	31,000	87,028
#*	Takagi Securities Co., Ltd.	206,000	183,260
#	TOC Co., Ltd.	435,250	1,915,504
	Tochigi Bank, Ltd.	726,000	2,546,200
	Toho Bank, Ltd.	915,200	2,376,487
	Toho Real Estate Co., Ltd.	140,700	726,367
	Tohoku Bank, Ltd. (The)	389,000	618,458
	Tokai Tokyo Financial Holdings, Inc.	997,000	2,769,054
	Tokyo Rakutenchi Co., Ltd.	218,000	753,717
	Tokyo Tatemono Co., Ltd.	1,552,000	4,870,859
	Tokyo Tatemono Real Estate Sales Co., Ltd.	7,000	20,687
#	Tokyo Theatres Co., Inc.	290,000	417,482
	Tokyo Tomin Bank, Ltd.	127,000	1,475,640
#	Tokyu Livable, Inc.	103,200	929,151
	Tomato Bank, Ltd.	397,000	694,746
	TOMONY Holdings, Inc.	612,950	2,430,634
#	Tosei Corp.	570	158,347
	Tottori Bank, Ltd.	328,000	698,207
	Towa Bank, Ltd.	1,370,000	1,593,908
	Toyo Securities Co., Ltd.	327,000	484,243
	Tsukuba Bank, Ltd.	231,600	765,314
	Yachiyo Bank, Ltd. (The)	28,500	698,576
	Yamagata Bank, Ltd.	635,500	3,040,381
	Yamanashi Chuo Bank, Ltd.	637,000	2,559,633
Total Financials			168,901,156

Health Care — (3.8%)
	As One Corp.	71,668	1,369,420
	ASKA Pharmaceutical Co., Ltd.	106,000	769,605
	BML, Inc.	41,500	999,339
#	CMIC Co., Ltd.	17,500	290,257
	Create Medic Co., Ltd.	28,000	282,219
	Eiken Chemical Co., Ltd.	74,800	946,083
	EPS Co., Ltd.	195	408,695
	FALCO SD HOLDINGS Co., Ltd.	34,300	320,876
	Fuso Pharmaceutical Industries, Ltd.	320,000	819,464
	Hitachi Medical Corp.	85,000	919,469
	Hogy Medical Co., Ltd.	49,000	2,076,091
	Iwaki & Co., Ltd.	55,000	140,942
	Japan Medical Dynamic Marketing, Inc.	44,900	97,484
	Jeol, Ltd.	273,000	722,897
	JMS Co., Ltd.	126,000	384,528
	Kaken Pharmaceutical Co., Ltd.	353,000	4,430,753
	Kawanishi Holdings, Ltd.	7,400	84,897
	Kawasumi Laboratories, Inc.	45,000	267,311
#	Kissei Pharmaceutical Co., Ltd.	106,300	1,996,621
	KYORIN Holdings, Inc.	205,000	3,772,136
*	M3, Inc.	263	1,189,398
	Mochida Pharmaceutical Co., Ltd.	281,000	2,872,266

The Japanese Small Company Series
continued

		SHARES	VALUE††
Health Care — (Continued)
	Nagaileben Co., Ltd.	22,600	$311,448
#	Nichii Gakkan Co.	227,100	2,268,612
#	Nihon Kohden Corp.	159,200	3,716,689
	Nikkiso Co., Ltd.	252,000	2,095,486
#	Nippon Chemiphar Co., Ltd.	131,000	510,708
	Nippon Shinyaku Co., Ltd.	239,000	2,779,496
#	Nipro Corp.	385,600	3,269,240
	Nissui Pharmaceutical Co., Ltd.	64,200	549,462
	Rion Co., Ltd.	5,000	35,895
	Rohto Pharmaceutical Co., Ltd.	360,000	4,147,178
#	Sawai Pharmaceutical Co., Ltd.	50,500	4,723,834
	Seikagaku Corp.	179,800	1,950,077
#	Shin Nippon Biomedical Laboratories, Ltd.	24,700	67,658
	Ship Healthcare Holdings, Inc.	105,900	2,574,568
*	Techno Medica Co., Ltd.	1	3,477
#	Toho Holdings Co., Ltd.	196,100	2,474,563
	Torii Pharmaceutical Co., Ltd.	65,200	1,219,214
#	Towa Pharmaceutical Co., Ltd.	42,300	1,859,806
#	Vital KSK Holdings, Inc.	150,600	1,247,596
#*	Wakamoto Pharmaceutical Co., Ltd.	100,000	289,821
	ZERIA Pharmaceutical Co., Ltd.	109,000	1,790,502
Total Health Care			63,046,081

Industrials — (24.1%)
#*	A&A Material Corp.	235,000	238,924
	Advan Co., Ltd.	96,900	880,364
#*	Advanex, Inc.	73,000	57,970
	Aeon Delight Co., Ltd.	85,600	1,722,876
	Aica Kogyo Co., Ltd.	244,300	3,304,876
	Aichi Corp.	132,000	525,100
	Aida Engineering, Ltd.	273,600	1,365,315
	Airtech Japan, Ltd.	18,300	76,303
	Alps Logistics Co., Ltd.	50,700	458,542
#	Altech Co., Ltd.	23,000	52,903
	Altech Corp.	37,150	310,140
	Amano Corp.	281,000	2,365,182
	Ando Corp.	450,000	580,901
	Anest Iwata Corp.	149,000	611,296
#	Asahi Diamond Industrial Co., Ltd.	241,000	3,548,979
	Asahi Holdings, Inc.	115,950	2,278,835
	Asahi Kogyosha Co., Ltd.	109,000	445,989
#*	Asanuma Corp.	796,000	824,216
	Asia Air Survey Co., Ltd.	32,000	85,822
	Asunaro Aoki Construction Co., Ltd.	154,000	779,278
	Ataka Construction & Engineering Co., Ltd.	60,000	185,139
	Bando Chemical Industries, Ltd.	348,000	1,351,800
	Benefit One, Inc.	3	2,018
	Biken Techno Corp.	14,100	77,599
	Bunka Shutter Co., Ltd.	227,000	711,124
#	Central Glass Co., Ltd.	732,000	3,272,182
	Central Security Patrols Co., Ltd.	43,700	430,278
	Chiyoda Integre Co., Ltd.	3,700	49,014
	Chudenko Corp.	130,500	1,412,644
	Chugai Ro Co., Ltd.	340,000	999,310
	CKD Corp.	241,400	1,620,723
	COMSYS Holdings Corp.	359,800	3,521,792
	Cosel Co., Ltd.	108,800	1,518,761
	CTI Engineering Co., Ltd.	44,000	302,971
	Dai-Dan Co., Ltd.	156,000	1,016,944
	Daido Kogyo Co., Ltd.	145,000	254,696
	Daifuku Co., Ltd.	366,000	1,898,771

The Japanese Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
	Daihen Corp.	448,000	$1,534,348
#*	Daiho Corp.	763,000	962,941
#*	Daiichi Chuo K.K.	475,000	639,587
	Daiichi Jitsugyo Co., Ltd.	188,000	762,740
#	Daiseki Co., Ltd.	144,463	2,641,657
#*	Daiseki Eco. Solution Co., Ltd.	71	166,771
#*	Daisue Construction Co., Ltd.	271,500	150,036
	Daiwa Industries, Ltd.	178,000	879,013
	Daiwa Odakyu Construction Co., Ltd.	63,500	162,881
#*	Danto Holdings Corp.	441,000	414,201
#	Denyo Co., Ltd.	85,100	1,213,209
*	Dijet Industrial Co., Ltd.	80,000	148,985
	DMW Corp.	4,800	88,267
*	Dream Incubator, Inc.	168	127,885
	Duskin Co., Ltd.	212,500	4,129,397
*	Ebara Jitsugyo Co., Ltd.	1,800	27,897
#*	Enshu, Ltd.	142,000	155,658
	Freesia Macross Corp.	1,355,000	239,106
#*	Fudo Tetra Corp.	230,500	487,008
	Fujikura, Ltd.	768,000	2,451,282
*	Fujisash Co., Ltd.	49,300	35,826
	Fujitec Co., Ltd.	319,000	1,613,610
#	Fukuda Corp.	630,000	2,256,089
	Fukusima Industries Corp.	29,700	356,013
	Fukuyama Transporting Co., Ltd.	595,400	3,056,861
	Funai Consulting, Inc.	99,300	660,327
*	Furukawa Co., Ltd.	1,391,000	1,347,595
#	Furusato Industries, Ltd.	50,600	388,343
	Futaba Corp.	154,300	2,910,326
	Gecoss Corp.	112,400	434,981
	Glory, Ltd.	51,000	1,091,607
	Hamai Co., Ltd.	92,000	98,103
	Hamakyorex Co., Ltd.	3,600	103,000
	Hanwa Co., Ltd.	773,000	3,234,617
*	Hazama Corp.	285,800	514,083
	Hibiya Engineering, Ltd.	125,900	1,234,736
	Hisaka Works, Ltd.	4,000	47,371
*	Hitachi Cable, Ltd.	755,000	1,784,193
	Hitachi Metals Techno, Ltd.	56,500	302,635
	Hitachi Tool Engineering, Ltd.	94,000	933,103
	Hitachi Transport System, Ltd.	50,500	878,713
	Hitachi Zosen Corp.	2,951,000	3,989,842
	Hokuetsu Industries Co., Ltd.	85,000	228,421
	Hokuriku Electrical Construction Co., Ltd.	56,000	152,912
	Hoshizaki Electric Co., Ltd.	123,200	2,753,156
	Hosokawa Micron Corp.	140,000	588,554
*	Howa Machinery, Ltd.	379,000	299,349
#	Ichiken Co., Ltd.	87,000	132,838
	Ichinen Holdings Co., Ltd.	71,100	347,412
*	Idec Corp.	137,000	1,416,936
	IHI Transport Machinery Co., Ltd.	73,000	379,285
#	Iino Kaiun Kaisha, Ltd.	354,300	1,667,684
	Inaba Denki Sangyo Co., Ltd.	86,300	2,468,339
	Inaba Seisakusho Co., Ltd.	58,800	663,037
	Inabata & Co., Ltd.	317,300	1,721,055
	Inui Steamship Co., Ltd.	87,900	343,907
#*	Iseki & Co., Ltd.	718,000	1,577,267
	Ishii Iron Works Co., Ltd.	110,000	194,497
*	Ishikawa Seisakusho, Ltd.	101,000	66,892
	Ishikawajima Construction Materials Co., Ltd.	202,000	223,356
	Itoki Corp.	174,200	383,745

The Japanese Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
*	Iwasaki Electric Co., Ltd.	14,000	$31,637
#	Iwatani International Corp.	887,000	3,060,517
	Jalux, Inc.	40,800	372,774
*	Jamco Corp.	80,000	477,567
	Japan Airport Terminal Co., Ltd.	163,900	2,168,182
#	Japan Foundation Engineering Co., Ltd.	162,500	553,662
	Japan Kenzai Co., Ltd.	92,540	400,530
	Japan Pulp & Paper Co., Ltd.	464,000	1,556,729
	Japan Transcity Corp.	231,000	681,351
#	JFE Shoji Holdings, Inc.	411,000	1,667,207
#	Juki Corp.	208,000	464,735
	Kamei Corp.	153,000	992,797
	Kanaden Corp.	116,000	753,872
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,001,045
	Kanamoto Co., Ltd.	112,000	758,632
	Kandenko Co., Ltd.	431,000	1,893,553
*	Kanematsu Corp.	1,526,625	1,287,203
#*	Kanematsu-NNK Corp.	113,000	193,152
	Katakura Industries Co., Ltd.	115,100	1,143,936
	Kato Works Co., Ltd.	287,000	739,032
	KAWADA TECHNOLOGIES, Inc.	102,600	1,537,074
	Kawagishi Bridge Works Co., Ltd.	38,000	90,517
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	251,235
	Keihin Co., Ltd. (The)	199,000	232,617
#	Kimura Chemical Plants Co., Ltd.	59,900	240,895
*	King Jim Co., Ltd.	4,800	34,199
*	Kinki Sharyo Co., Ltd.	185,000	616,142
	Kintetsu World Express, Inc.	79,000	2,406,591
	Kitagawa Iron Works Co., Ltd.	335,000	485,799
	Kitano Construction Corp.	242,000	523,361
	Kitazawa Sangyo Co., Ltd.	54,500	105,309
	Kito Corp.	23	15,985
#	Kitz Corp.	416,800	1,914,546
	Kodensha Co., Ltd. (The)	25,000	53,929
	Koike Sanso Kogyo Co., Ltd.	149,000	380,362
#*	Koito Industries, Ltd.	102,000	106,967
	Kokuyo Co., Ltd.	300,425	2,237,378
#	Komai Tekko, Inc.	167,000	414,606
	Komatsu Wall Industry Co., Ltd.	48,300	439,979
	Komori Corp.	407,800	2,546,297
	Kondotec, Inc.	40,500	452,485
#*	Kosaido Co., Ltd.	356,100	950,241
	KRS Corp.	37,200	412,806
*	Kumagai Gumi Co., Ltd.	583,800	521,499
	Kuroda Electric Co., Ltd.	115,400	1,256,573
	Kyodo Printing Co., Ltd.	540,000	1,229,996
#	Kyoei Sangyo Co., Ltd.	97,000	161,745
#	Kyokuto Boeki Kaisha, Ltd.	58,000	145,421
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	1,139,660
	Kyosan Electric Manufacturing Co., Ltd.	225,000	994,415
	Kyowa Exeo Corp.	335,600	2,952,011
	Kyudenko Corp.	204,000	1,233,861
*	Lonseal Corp.	116,000	112,027
	Maeda Corp.	845,000	3,080,594
	Maeda Road Construction Co., Ltd.	289,000	2,874,057
*	Maezawa Industries, Inc.	35,700	81,291
	Maezawa Kasei Industries Co., Ltd.	50,700	546,461
	Maezawa Kyuso Industries Co., Ltd.	50,400	674,369
	Makino Milling Machine Co., Ltd.	389,000	2,582,091
*	Marubeni Construction Material Lease Co., Ltd.	75,000	129,653
	Maruka Machinery Co., Ltd.	28,100	235,402

The Japanese Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
	Maruwn Corp.	66,000	$158,195
	Maruyama Manufacturing Co., Inc.	150,000	333,146
	Maruzen Showa Unyu Co., Ltd.	306,000	1,000,363
	Matsuda Sangyo Co., Ltd.	80,682	1,191,557
	Matsui Construction Co., Ltd.	128,600	508,838
	Max Co., Ltd.	189,000	2,257,949
#	Meidensha Corp.	773,050	2,910,510
	Meiji Shipping Co., Ltd.	105,700	296,788
	Meitec Corp.	137,300	2,556,745
	Meito Transportation Co., Ltd.	22,000	162,997
#	Meiwa Trading Co., Ltd.	140,000	394,492
	Mesco, Inc.	30,000	235,263
*	Minebea Co., Ltd.	50,000	178,178
	Mirait Holdings Corp.	274,685	2,101,231
	Mitani Corp.	52,600	582,033
#	Mitsubishi Kakoki Kaisha, Ltd.	229,000	439,776
	Mitsubishi Pencil Co., Ltd.	104,500	1,796,876
	Mitsuboshi Belting, Ltd.	287,000	1,505,813
#	Mitsui Engineering & Shipbuilding Co., Ltd.	611,000	970,463
	Mitsui Matsushima Co., Ltd.	338,000	591,974
	Mitsui-Soko Co., Ltd.	485,000	1,699,083
	Mitsumura Printing Co., Ltd.	93,000	296,277
#	Miura Co., Ltd.	137,600	3,691,708
*	Miura Printing Corp.	18,000	21,438
#*	Miyaji Engineering Group, Inc.	1,349,175	1,326,930
#*	Miyakoshi Holdings, Inc.	45,000	134,689
*	Mori Denki Mfg. Co., Ltd.	625,000	62,726
#	Mori Seiki Co., Ltd.	385,600	3,476,863
	Morita Holdings Corp.	156,000	840,228
#	Moshi Moshi Hotline, Inc.	217,300	2,088,822
	Mystar Engineering Corp.	15,600	75,178
#	NAC CO., Ltd.	25,400	475,730
	Nachi-Fujikoshi Corp.	663,000	3,674,507
	Naikai Zosen Corp.	73,000	291,950
	Nakano Corp.	98,000	224,628
	Narasaki Sangyo Co., Ltd.	56,000	87,133
	NEC Capital Solutions, Ltd.	45,100	646,827
	NEC Networks & System Integration Corp.	109,600	1,647,949
	Nichias Corp.	436,000	2,368,289
	Nichiban Co., Ltd.	122,000	409,643
	Nichiden Corp.	2,600	84,089
	Nichiha Corp.	98,380	1,146,711
	Nichireki Co., Ltd.	96,000	470,398
#	Nihon M&A Center, Inc.	86	485,424
	Nikko Co., Ltd.	127,000	465,618
	Nippo Corp.	256,000	2,254,541
	Nippon Carbon Co., Ltd.	421,000	1,240,172
	Nippon Conveyor Co., Ltd.	168,000	151,555
	Nippon Densetsu Kogyo Co., Ltd.	191,000	1,895,150
	Nippon Denwa Shisetu Co., Ltd.	203,000	647,203
	Nippon Filcon Co., Ltd.	70,900	371,910
	Nippon Hume Corp.	112,000	418,743
#	Nippon Jogesuido Sekkei Co., Ltd.	289	377,746
	Nippon Kanzai Co., Ltd.	43,000	794,276
	Nippon Koei Co., Ltd.	272,000	957,195
	Nippon Konpo Unyu Soko Co., Ltd.	261,000	2,687,399
	Nippon Parking Development Co., Ltd.	2,983	133,558
	Nippon Road Co., Ltd. (The)	20,000	51,540
	Nippon Seisen Co., Ltd.	103,000	528,248
	Nippon Sharyo, Ltd.	291,000	1,173,975
	Nippon Shindo Co., Ltd.	8,000	11,349

The Japanese Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
	Nippon Signal Co., Ltd.	218,600	$1,601,820
	Nippon Steel Trading Co., Ltd.	294,000	764,949
	Nippon Thompson Co., Ltd.	272,000	1,751,929
#	Nippon Tungsten Co., Ltd.	80,000	176,832
#	Nippon Yusoki Co., Ltd.	138,000	370,599
	Nishimatsu Construction Co., Ltd.	1,855,000	3,047,174
*	Nishishiba Electric Co., Ltd.	101,000	155,240
	Nissei Corp.	104,600	943,718
	Nissei Plastic Industrial Co., Ltd.	374,100	1,122,002
#	Nissha Printing Co., Ltd.	114,500	1,349,253
	Nisshinbo Holdings, Inc.	39,000	354,068
	Nissin Corp.	350,000	815,494
	Nissin Electric Co., Ltd.	175,000	1,076,357
	Nitchitsu Co., Ltd.	58,000	122,378
	Nitta Corp.	105,800	1,920,482
	Nitto Boseki Co., Ltd.	888,000	2,657,215
	Nitto Kogyo Corp.	149,000	1,723,056
#	Nitto Kohki Co., Ltd.	67,900	1,538,124
	Nitto Seiko Co., Ltd.	122,000	312,253
#	Nittoc Construction Co., Ltd.	316,000	375,284
	Noda Corp.	169,300	664,053
	Nomura Co., Ltd.	205,000	603,214
	Noritake Co., Ltd.	531,000	1,690,971
	Noritz Corp.	106,700	2,168,752
*	NS United Kaiun Kaisha, Ltd.	470,000	703,519
#*	Oak Capital Corp.	53,135	63,239
	Obara Corp.	20,200	251,851
#	Obayashi Road Corp.	175,000	425,775
	Oiles Corp.	123,842	2,223,399
*	Okamoto Machine Tool Works, Ltd.	163,000	212,026
	Okamura Corp.	286,900	1,740,456
	Okano Valve Manufacturing Co., Ltd.	45,000	149,588
#	Oki Electric Cable Co., Ltd.	90,000	158,359
*	OKK Corp.	255,000	290,284
	OKUMA Corp.	517,000	3,805,376
	Okumura Corp.	754,400	2,977,541
	Onoken Co., Ltd.	58,900	479,164
	Organo Corp.	163,000	1,278,308
*	Original Engineering Consultants Co., Ltd.	14,000	24,153
	OSG Corp.	289,400	3,708,430
	Oyo Corp.	100,900	1,005,137
	P.S. Mitsubishi Construction Co., Ltd.	76,800	222,022
	Park24 Co., Ltd.	208,300	2,394,989
#	Pasco Corp.	55,000	176,121
	Pasona Group, Inc.	156	150,808
#	Penta-Ocean Construction Co., Ltd.	1,087,500	3,455,646
	Pilot Corp.	763	1,567,607
	Pronexus, Inc.	133,200	653,871
	Raito Kogyo Co., Ltd.	193,700	805,699
#*	Rasa Industries, Ltd.	160,000	258,771
	Rheon Automatic Machinery Co., Ltd.	64,000	143,963
	Ryobi, Ltd.	575,200	2,321,680
*	Sailor Pen Co., Ltd.	69,000	32,091
	Sakai Heavy Industries, Ltd.	183,000	326,686
*	Sakurada Co., Ltd.	57,000	13,096
#*	Sanix, Inc.	135,300	430,221
	Sanki Engineering Co., Ltd.	340,000	1,830,560
#	Sanko Metal Industrial Co., Ltd.	118,000	380,589
*	Sankyo-Tateyama Holdings, Inc.	1,710,000	2,151,124
	Sankyu, Inc.	969,000	3,836,727
	Sanritsu Corp.	16,700	109,233

The Japanese Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
	Sanwa Holdings Corp.	844,000	$2,528,040
	Sanyo Denki Co., Ltd.	210,000	1,243,423
	Sanyo Engineering & Construction, Inc.	48,000	149,261
#	Sanyo Industries, Ltd.	77,000	138,789
#	Sasebo Heavy Industries Co., Ltd.	573,000	855,610
	Sato Corp.	109,300	1,330,434
	Sato Shoji Corp.	65,300	363,401
	Sawafuji Electric Co., Ltd.	42,000	126,588
	Secom Joshinetsu Co., Ltd.	33,900	989,760
	Seibu Electric Industry Co., Ltd.	67,000	289,698
	Seika Corp.	285,000	705,386
#*	Seikitokyu Kogyo Co., Ltd.	307,000	188,586
	Seino Holdings Co., Ltd.	375,000	2,813,398
	Sekisui Jushi Co., Ltd.	142,000	1,339,430
#	Senko Co., Ltd.	384,000	1,455,997
	Senshu Electric Co., Ltd.	37,300	458,564
	Shibusawa Warehouse Co., Ltd.	231,000	665,111
	Shibuya Kogyo Co., Ltd.	80,100	812,302
#	Shima Seiki Manufacturing Co., Ltd.	104,000	1,935,582
	Shin Nippon Air Technologies Co., Ltd.	88,780	453,537
	Shin-Keisei Electric Railway Co., Ltd.	174,000	770,239
#	Shin-Kobe Electric Machinery Co., Ltd.	102,000	1,750,478
	Shinmaywa Industries, Ltd.	418,000	1,413,192
	Shinnihon Corp.	194,800	495,439
	Shinsho Corp.	202,000	466,127
	Shinwa Co., Ltd.	1,500	16,634
#	Sho-Bond Corp.	100,600	2,244,089
	Shoko Co., Ltd.	316,000	465,823
#	Showa Aircraft Industry Co., Ltd.	112,000	727,865
#	Sinfonia Technology Co., Ltd.	496,000	1,231,749
	Sintokogio, Ltd.	201,000	1,819,042
	Soda Nikka Co., Ltd.	67,000	289,272
#	Sodick Co., Ltd.	72,200	398,630
	Sohgo Security Services Co., Ltd.	252,800	2,649,967
	Sotetsu Holdings, Inc.	554,000	1,704,722
	Space Co., Ltd.	73,420	441,937
	Subaru Enterprise Co., Ltd.	59,000	172,650
	Sugimoto & Co., Ltd.	34,100	303,230
	Sumikin Bussan Corp.	31,000	68,623
*	Sumiseki Holdings, Inc.	107,100	93,625
	Sumitomo Densetsu Co., Ltd.	98,100	578,212
*	Sumitomo Mitsui Construction Co., Ltd.	367,300	245,985
#	Sumitomo Precision Products Co., Ltd.	156,000	1,010,819
	Sumitomo Warehouse Co., Ltd.	556,000	2,491,907
	Suzuki Metal Industry Co., Ltd.	71,000	150,968
*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,642,536
	Tadano, Ltd.	442,579	2,953,445
	Taihei Dengyo Kaisha, Ltd.	146,000	961,133
	Taihei Kogyo Co., Ltd.	256,000	1,374,981
	Taiheiyo Kouhatsu, Inc.	95,000	80,472
	Taikisha, Ltd.	131,000	2,836,686
	Takada Kiko Co., Ltd.	272,000	568,131
	Takano Co., Ltd.	51,100	294,457
#	Takaoka Electric Manufacturing Co., Ltd.	262,000	681,982
#*	Takara Printing Co., Ltd.	38,055	295,068
	Takara Standard Co., Ltd.	501,000	3,667,023
#	Takasago Thermal Engineering Co., Ltd.	291,400	2,319,637
#	Takashima & Co., Ltd.	137,000	295,779
	Takigami Steel Construction Co., Ltd.	50,000	135,568
	Takisawa Machine Tool Co., Ltd.	191,000	223,956
#*	Takuma Co., Ltd.	316,000	1,490,630

The Japanese Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
#	Tanseisha Co., Ltd.	74,000	$211,330
#	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	967,408
	TECHNO ASSOCIE Co., Ltd.	58,400	484,226
	Techno Ryowa, Ltd.	71,390	372,873
	Teikoku Electric Manufacturing Co., Ltd.	31,800	627,678
	Tekken Corp.	763,000	875,044
#	Temp Holdings Co., Ltd.	48,600	416,401
	Teraoka Seisakusho Co., Ltd.	53,600	233,111
	TOA Corp.	780,000	1,373,589
#	TOA ROAD Corp.	155,000	286,433
#*	Tobishima Corp.	321,300	313,733
	Tocalo Co., Ltd.	55,100	1,117,826
	Toda Corp.	865,000	3,069,263
	Toenec Corp.	212,000	1,100,850
#	TOKAI Holdings Corp.	214,000	1,081,761
	Tokai Lease Co., Ltd.	92,000	193,204
#	Toko Electric Corp.	76,000	335,740
	Tokyo Energy & Systems, Inc.	143,000	676,352
#	TOKYO KEIKI, Inc.	265,000	403,296
#*	Tokyo Kikai Seisakusho, Ltd.	300,000	181,499
	Tokyo Sangyo Co., Ltd.	78,000	242,167
	Tokyu Community Corp.	32,600	1,014,194
	Tokyu Construction Co., Ltd.	14,950	40,907
	Toli Corp.	236,000	423,868
#	Tomoe Corp.	115,500	401,033
*	Tomoe Engineering Co., Ltd.	2,800	49,268
	Tonami Holdings Co., Ltd.	331,000	665,102
	Toppan Forms Co., Ltd.	202,900	1,588,084
#	Torishima Pump Manufacturing Co., Ltd.	85,800	1,186,256
	Toshiba Machine Co., Ltd.	440,000	2,179,800
	Toshiba Plant Kensetsu Co., Ltd.	191,450	2,046,635
	Tosho Printing Co., Ltd.	243,000	447,794
	Totetsu Kogyo Co., Ltd.	122,000	1,044,495
#*	Totoku Electric Co., Ltd.	61,000	53,939
#	Toyo Construction Co., Ltd.	379,000	385,517
#	Toyo Electric Manufacturing Co., Ltd.	159,000	702,041
	Toyo Engineering Corp.	581,400	1,922,093
#	Toyo Machinery & Metal Co., Ltd.	42,400	105,275
	Toyo Tanso Co., Ltd.	44,400	2,060,160
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	452,104
*	Trancom Co., Ltd.	3,200	65,058
	Trinity Industrial Corp.	56,000	192,991
	Trusco Nakayama Corp.	98,900	1,832,287
	Tsubakimoto Chain Co.	584,700	3,000,799
	Tsubakimoto Kogyo Co., Ltd.	97,000	261,202
*	Tsudakoma Corp.	12,000	22,415
#	Tsugami Corp.	267,000	1,469,744
	Tsukishima Kikai Co., Ltd.	127,000	980,323
	Tsurumi Manufacturing Co., Ltd.	94,000	725,086
#	Tsuzuki Denki Co., Ltd.	75,000	709,685
	TTK Co., Ltd.	62,000	307,826
	Uchida Yoko Co., Ltd.	331,000	917,556
#*	Ueki Corp.	430,000	912,451
#	Union Tool Co.	59,400	1,066,063
	Utoc Corp.	92,900	302,963
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,824,945
	Weathernews, Inc.	26,700	835,910
	Yahagi Construction Co., Ltd.	141,500	690,229
	Yamabiko Corp.	28,782	326,309
	Yamato Corp.	82,000	330,372
	Yamaura Corp.	40,500	108,316

The Japanese Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
#	Yamazen Co., Ltd.	305,500	$2,162,930
	Yasuda Warehouse Co., Ltd. (The)	95,800	568,569
	Yokogawa Bridge Holdings Corp.	139,400	803,611
	Yondenko Corp.	132,800	533,697
	Yuasa Trading Co., Ltd.	810,000	1,131,790
	Yuken Kogyo Co., Ltd.	156,000	346,320
	Yurtec Corp.	256,000	1,270,104
	Yusen Logistics Co., Ltd.	67,700	900,901
	Yushin Precision Equipment Co., Ltd.	55,934	1,078,864
Total Industrials			401,802,802

Information Technology — (9.6%)
*	A&D Co., Ltd.	30,000	109,265
	Ai Holdings Corp.	182,600	765,504
#	Aichi Tokei Denki Co., Ltd.	113,000	351,667
	Aiphone Co., Ltd.	70,900	1,238,027
#	ALLIED TELESIS HOLDINGS K.K.	470,700	389,067
	Alpha Systems, Inc.	27,300	385,261
	Alps Electric Co., Ltd.	33,000	248,492
#	Anritsu Corp.	458,000	5,178,398
#	AOI Electronic Co., Ltd.	35,200	475,474
*	Apic Yamada Corp.	31,000	51,371
*	Argo Graphics, Inc.	100	1,255
	Arisawa Manufacturing Co., Ltd.	67,600	300,424
	Asahi Net, Inc.	26,000	114,283
	CAC Corp.	62,700	461,830
#	Canon Electronics, Inc.	82,100	1,996,467
	Capcom Co., Ltd.	205,600	5,378,552
	Chino Corp.	151,000	374,721
*	CMK Corp.	263,200	963,550
	Computer Engineering & Consulting, Ltd.	61,500	287,564
	Core Corp.	45,700	376,564
	Cresco, Ltd.	23,200	143,659
	Cybernet Systems Co., Ltd.	85	21,112
#	Cybozu, Inc.	1,221	263,858
*	Daiko Denshi Tsushin, Ltd.	12,000	21,124
	Dainippon Screen Manufacturing Co., Ltd.	1,000	7,678
	Daito Electron Co., Ltd.	5,900	45,312
#	Daiwabo Holdings Co., Ltd.	618,000	1,450,463
	Denki Kogyo Co., Ltd.	248,000	939,369
	DKK TOA Corp.	31,000	104,991
#	DTS Corp.	89,600	1,054,872
#	Dwango Co., Ltd.	409	724,636
#	eAccess, Ltd.	6,475	1,748,697
	Eizo Nanao Corp.	76,800	1,472,360
#	Elematec Corp.	17,200	282,752
*	Elna Co., Ltd.	92,000	85,370
#	Enplas Corp.	25,600	545,922
	ESPEC Corp.	81,800	513,125
	Excel Co., Ltd.	1,700	15,490
#	Faith, Inc.	1,774	186,544
#*	FDK Corp.	431,000	458,279
	Fuji Electronics Co., Ltd.	13,500	177,951
#	Fuji Soft, Inc.	100,600	1,595,632
*	Fujitsu Component, Ltd.	139	49,158
	Fujitsu Frontech, Ltd.	77,500	521,795
	Future Architect, Inc.	1,172	478,700
#	GMO Internet, Inc.	236,300	1,018,492
	Hakuto Co., Ltd.	73,700	668,655
	Hioki EE Corp.	12,300	223,738
	Hitachi Business Solution Co., Ltd.	42,500	362,554

The Japanese Small Company Series
continued

		SHARES	VALUE††
Information Technology — (Continued)
	Hitachi Kokusai Electric, Inc.	249,500	$1,858,086
	Hochiki Corp.	97,000	492,487
	Hokuriku Electric Industry Co., Ltd.	289,000	447,998
	Horiba, Ltd.	160,950	5,105,623
	Hosiden Corp.	262,900	1,812,123
	Icom, Inc.	49,700	1,214,745
#*	Ikegami Tsushinki Co., Ltd.	174,000	105,178
	Ines Corp.	202,300	1,320,767
	I-Net Corp.	47,800	269,795
	Information Services International-Dentsu, Ltd.	76,700	676,209
#	Innotech Corp.	9,200	63,746
	Internet Initiative Japan, Inc.	485	1,767,427
#*	Ishii Hyoki Co., Ltd.	23,700	88,878
	IT Holdings Corp.	357,401	3,671,509
	ITC Networks Corp.	50,300	309,033
	ITFOR, Inc.	17,300	64,503
	Iwatsu Electric Co., Ltd.	303,000	266,608
#	Japan Aviation Electronics Industry, Ltd.	252,600	1,758,916
	Japan Business Computer Co., Ltd.	73,200	470,598
#	Japan Cash Machine Co., Ltd.	79,315	654,387
	Japan Digital Laboratory Co., Ltd.	109,700	1,037,899
	Japan Radio Co., Ltd.	55,000	133,209
#	Jastec Co., Ltd.	61,400	400,387
	JBIS Holdings, Inc.	79,600	256,852
	JIEC Co., Ltd.	199	232,400
	Kaga Electronics Co., Ltd.	100,400	964,361
	Kanematsu Electronics, Ltd.	83,100	829,932
	Kawatetsu Systems, Inc.	174	140,952
	Koa Corp.	151,600	1,480,777
#*	Kubotek Corp.	370	113,596
	Kyoden Co., Ltd.	156,900	223,881
	Kyowa Electronic Instruments Co., Ltd.	52,000	166,339
	Macnica, Inc.	50,100	1,058,656
#	Macromill, Inc.	69,700	816,671
	Marubun Corp.	98,500	380,067
#	Maruwa Co., Ltd.	36,500	1,579,163
#	Megachips Corp.	84,800	1,169,906
*	Meisei Electric Co., Ltd.	305,000	312,557
	Melco Holdings, Inc.	49,600	1,380,083
	Mimasu Semiconductor Industry Co., Ltd.	86,881	727,653
	Miroku Jyoho Service Co., Ltd.	105,000	316,598
	Mitsui High-Tec, Inc.	131,600	592,294
#	Mitsui Knowledge Industry Co., Ltd.	3,643	580,561
	Mitsumi Electric Co., Ltd.	317,700	2,521,159
*	Moritex Corp.	7,700	29,146
	Mutoh Holdings Co., Ltd.	160,000	263,854
#*	Nagano Japan Radio Co., Ltd.	83,000	120,900
	Nagano Keiki Co., Ltd.	2,200	20,538
	Nakayo Telecommunications, Inc.	541,000	1,231,624
	NEC Fielding, Ltd.	95,000	1,149,163
	NEC Mobiling, Ltd.	46,800	1,562,583
	Net One Systems Co., Ltd.	1,984	5,160,385
*	New Japan Radio Co., Ltd.	37,000	61,503
#	Nichicon Corp.	270,300	3,191,538
	Nidec Copal Electronics Corp.	34,600	218,001
#	Nidec Sankyo Corp.	191,000	1,215,843
	NIFTY Corp.	195	226,273
#	Nihon Dempa Kogyo Co., Ltd.	71,100	972,194
#*	Nihon Inter Electronics Corp.	104,700	139,536
#	Nihon Unisys, Ltd.	240,875	1,363,798
*	Nippon Avionics Co., Ltd.	78,000	99,548

The Japanese Small Company Series
continued

		SHARES	VALUE††
Information Technology — (Continued)
	Nippon Ceramic Co., Ltd.	86,600	$1,576,210
	Nippon Chemi-Con Corp.	570,000	2,171,220
	Nippon Systemware Co., Ltd.	27,900	104,309
	Nohmi Bosai, Ltd.	123,000	761,175
	NS Solutions Corp.	79,400	1,727,570
	NSD Co., Ltd.	170,300	1,356,624
#	Obic Business Consultants Co., Ltd.	21,700	1,060,758
	Okaya Electric Industries Co., Ltd.	73,000	323,842
*	Oki Electric Industry Co., Ltd.	2,665,000	2,268,129
*	ONO Sokki Co., Ltd.	103,000	280,888
	Optex Co., Ltd.	20,400	248,167
	Origin Electric Co., Ltd.	105,000	381,386
#	Osaki Electric Co., Ltd.	123,000	1,093,037
	Panasonic Electric Works Information Systems Co., Ltd.	13,500	366,775
	PCA Corp.	17,500	206,623
#*	Pixela Corp.	18,400	45,571
	Riken Keiki Co., Ltd.	77,500	543,680
*	Riso Kagaku Corp.	48,900	839,510
	Roland DG Corp.	54,400	571,134
	Ryoden Trading Co., Ltd.	141,000	814,245
	Ryosan Co., Ltd.	140,000	2,878,667
	Ryoyo Electro Corp.	113,200	1,028,310
#	Sanken Electric Co., Ltd.	463,000	1,737,086
	Sanko Co., Ltd.	21,000	48,383
	Sanshin Electronics Co., Ltd.	139,500	1,169,515
	Satori Electric Co., Ltd.	79,080	481,803
	Saxa Holdings, Inc.	307,000	466,407
#	Shibaura Mechatronics Corp.	138,000	425,661
#	Shindengen Electric Manufacturing Co., Ltd.	311,000	1,323,322
#	Shinkawa, Ltd.	68,300	364,323
#	Shinko Electric Industries Co., Ltd.	297,700	2,151,065
	Shinko Shoji Co., Ltd.	81,400	628,612
	Shizuki Electric Co., Inc.	103,000	380,868
#	Siix Corp.	79,500	1,015,351
#	Simplex Holdings, Inc.	952	351,129
#	SMK Corp.	277,000	912,208
	Softbank Technology Corp.	100	815
	So-net Entertainment Corp.	498	1,973,936
	Soshin Electric Co., Ltd.	4,600	20,549
	SRA Holdings, Inc.	49,700	475,620
	Star Micronics Co., Ltd.	162,400	1,590,568
#	Sumida Corp.	61,549	477,781
#	Sumisho Computer Systems Corp.	214,863	3,364,222
	Sun-Wa Technos Corp.	3,000	25,578
#	Sunx, Ltd.	109,000	603,592
#	Systena Corp.	1,096	759,834
	Tachibana Eletech Co., Ltd.	62,400	499,733
#	Taiyo Yuden Co., Ltd.	412,000	3,192,309
#	Tamura Corp.	269,000	688,994
*	Teac Corp.	332,000	117,307
	Tecmo Koei Holdings Co., Ltd.	150,730	1,352,335
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	298,289
	TKC, Corp.	86,800	1,687,172
#*	Toko, Inc.	325,000	695,260
	Tokyo Denpa Co., Ltd.	24,900	123,600
	Tokyo Electron Device, Ltd.	342	597,491
	Tokyo Seimitsu Co., Ltd.	161,000	2,918,201
#	Tomen Devices Corp.	2,000	45,008
	Tomen Electronics Corp.	50,600	598,606
#	Topcon Corp.	236,700	1,219,915
	Tose Co., Ltd.	22,100	139,608

The Japanese Small Company Series
continued

		SHARES	VALUE††
Information Technology — (Continued)
	Toshiba TEC Corp.	525,000	$1,934,664
	Toukei Computer Co., Ltd.	26,810	381,200
	Towa Corp.	70,900	310,052
	Toyo Corp.	116,900	1,231,269
	Trans Cosmos, Inc.	122,300	1,385,968
*	UKC Holdings Corp.	1,600	15,435
*	Ulvac, Inc.	176,200	2,476,963
	Uniden Corp.	377,000	1,466,924
#	Wacom Co., Ltd.	1,580	2,175,503
	XNET Corp.	21	30,834
	Y. A. C. Co., Ltd.	31,700	269,933
#*	Yamaichi Electronics Co., Ltd.	75,700	183,803
*	Yaskawa Information Systems Corp.	40,000	86,035
	Yokowo Co., Ltd.	69,500	375,023
#	Zuken, Inc.	94,600	697,891
Total Information Technology			160,082,403

Materials — (10.6%)
	Achilles Corp.	703,000	974,989
	Adeka Corp.	354,300	3,543,247
	Agro-Kanesho Co., Ltd.	14,000	67,865
	Aichi Steel Corp.	410,000	2,155,638
	Alconix Corp.	8,300	180,870
	Arakawa Chemical Industries, Ltd.	67,700	563,442
	Araya Industrial Co., Ltd.	276,000	416,829
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	886,353
	Chuetsu Pulp & Paper Co., Ltd.	568,000	862,934
*	Chugai Mining Co., Ltd.	852,400	216,622
	Chugoku Marine Paints, Ltd.	242,000	1,703,326
*	Chugokukogyo Co., Ltd.	62,000	64,455
	Chuo Denki Kogyo Co., Ltd.	90,000	344,645
#*	Co-Op Chemical Co., Ltd.	159,000	191,765
#	Dai Nippon Toryo, Ltd.	518,000	533,936
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	610,396
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	349,874
	Daiken Corp.	401,000	1,224,174
	Daiki Aluminium Industry Co., Ltd.	14,000	46,044
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	319,000	1,432,956
#	Daio Paper Corp.	293,500	2,206,047
	Daiso Co., Ltd.	355,000	1,189,956
#	DC Co., Ltd.	113,900	322,511
	Dynapac Co., Ltd.	25,000	67,062
*	Earth Chemical Co., Ltd.	50,300	1,831,002
	Ebara-Udylite Co., Ltd.	2,700	70,022
	FP Corp.	61,200	3,896,208
	Fuji Seal International, Inc.	77,800	1,472,417
	Fujikura Kasei Co., Ltd.	96,500	453,657
	Fujimi, Inc.	21,600	258,576
#	Fumakilla, Ltd.	85,000	328,270
#	Furukawa-Sky Aluminum Corp.	320,000	946,359
	Geostar Corp.	38,000	66,180
	Godo Steel, Ltd.	899,000	2,126,918
	Gun Ei Chemical Industry Co., Ltd.	347,000	929,080
	Harima Chemicals, Inc.	73,300	594,257
#	Hodogaya Chemical Co., Ltd.	265,000	862,705
	Hokkan Holdings, Ltd.	283,000	871,637
	Hokko Chemical Industry Co., Ltd.	90,000	255,343
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	5,674,954
*	Hokushin Co., Ltd.	61,400	108,542
	Honshu Chemical Industry Co., Ltd.	35,000	225,348
	Ihara Chemical Industry Co., Ltd.	155,000	547,912

The Japanese Small Company Series
continued

		SHARES	VALUE††
Materials — (Continued)
#	Ise Chemical Corp.	83,000	$455,870
#*	Ishihara Sangyo Kaisha, Ltd.	1,374,500	1,661,288
	Japan Carlit Co., Ltd.	59,800	306,762
	Japan Pure Chemical Co., Ltd.	2	4,970
	JSP Corp.	103,900	1,525,061
#	Kanto Denka Kogyo Co., Ltd.	195,000	955,903
*	Katakura Chikkarin Co., Ltd.	43,000	103,565
	Kawakin Holdings Co., Ltd.	11,000	37,340
	Kawasaki Kasei Chemicals, Ltd.	121,000	151,892
	Koatsu Gas Kogyo Co., Ltd.	163,493	915,554
	Kohsoku Corp.	61,900	484,207
	Konishi Co., Ltd.	66,900	879,324
#	Kumiai Chemical Industry Co., Ltd.	233,000	822,473
	Kureha Corp.	573,500	2,561,320
	Kurimoto, Ltd.	702,000	1,055,129
#	Kurosaki Harima Corp.	221,000	752,205
	Kyoei Steel, Ltd.	63,700	1,126,475
	MEC Co., Ltd.	61,200	217,122
*	Mitsubishi Paper Mills, Ltd.	1,159,000	1,094,393
	Mitsubishi Steel Manufacturing Co., Ltd.	554,000	1,483,032
	Mitsui Mining & Smelting Co., Ltd.	7,000	19,078
	Mory Industries, Inc.	154,000	576,195
	Nakabayashi Co., Ltd.	181,000	422,536
*	Nakayama Steel Works, Ltd.	639,000	634,196
	Neturen Co., Ltd.	152,800	1,144,958
	Nichia Steel Works, Ltd.	175,900	446,545
	Nihon Kagaku Sangyo Co., Ltd.	78,000	543,572
#	Nihon Nohyaku Co., Ltd.	225,000	988,727
	Nihon Parkerizing Co., Ltd.	240,000	3,230,875
	Nihon Seiko Co., Ltd.	18,000	66,087
	Nihon Yamamura Glass Co., Ltd.	490,000	1,132,536
#	Nippon Carbide Industries Co., Inc.	201,000	294,538
#	Nippon Chemical Industrial Co., Ltd.	281,000	500,107
#	Nippon Chutetsukan K.K.	50,000	109,321
#	Nippon Chuzo K.K.	111,000	199,128
	Nippon Coke & Engineering Co., Ltd.	863,000	1,174,904
#	Nippon Concrete Industries Co., Ltd.	180,000	430,401
	Nippon Denko Co., Ltd.	394,000	2,101,369
	Nippon Fine Chemical Co., Ltd.	85,600	546,043
#	Nippon Kasei Chemical Co., Ltd.	309,000	571,605
#*	Nippon Kinzoku Co., Ltd.	222,000	373,202
#	Nippon Koshuha Steel Co., Ltd.	366,000	385,988
	Nippon Light Metal Co., Ltd.	2,002,000	2,905,062
#*	Nippon Metal Industry Co., Ltd.	556,000	543,802
	Nippon Paint Co., Ltd.	34,200	260,398
	Nippon Pigment Co., Ltd.	43,000	109,141
	Nippon Pillar Packing Co., Ltd.	83,000	530,273
	Nippon Soda Co., Ltd.	557,000	2,564,038
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	256,000	1,422,081
#	Nippon Valqua Industries, Ltd.	328,000	823,114
*	Nippon Yakin Kogyo Co., Ltd.	409,000	716,389
	Nittetsu Mining Co., Ltd.	375,000	1,522,225
	Nitto FC Co., Ltd.	72,000	416,953
#	NOF Corp.	726,000	3,403,317
	Ohara, Inc.	3,100	30,113
	Okabe Co., Ltd.	186,900	911,355
	Okamoto Industries, Inc.	400,000	1,634,911
	Okura Industrial Co., Ltd.	305,000	1,128,362
	Osaka Organic Chemical Industry, Ltd.	66,000	310,446
	Osaka Steel Co., Ltd.	77,700	1,307,595
	Pacific Metals Co., Ltd.	546,000	3,154,129

The Japanese Small Company Series
continued

		SHARES	VALUE††
Materials — (Continued)
	Pack Corp. (The)	66,200	$994,615
	Riken Technos Corp.	197,000	600,908
*	S Science Co., Ltd.	2,704,000	137,973
#	S.T. Chemical Co., Ltd.	77,000	1,001,668
	Sakai Chemical Industry Co., Ltd.	375,000	1,486,335
	Sakata INX Corp.	196,000	862,160
	Sanyo Chemical Industries, Ltd.	305,000	1,972,347
	Sanyo Special Steel Co., Ltd.	480,300	2,613,185
	Sekisui Plastics Co., Ltd.	209,000	824,430
	Shikoku Chemicals Corp.	184,000	1,031,679
	Shinagawa Refractories Co., Ltd.	224,000	616,277
	Shin-Etsu Polymer Co., Ltd.	224,100	1,072,455
	Shinko Wire Co., Ltd.	184,000	266,482
	Somar Corp.	43,000	106,544
#	Stella Chemifa Corp.	42,600	1,233,870
#	Sumitomo Bakelite Co., Ltd.	591,000	3,460,413
*	Sumitomo Light Metal Industries, Ltd.	1,757,000	1,498,306
#	Sumitomo Osaka Cement Co., Ltd.	1,640,000	4,968,204
	Sumitomo Pipe & Tube Co., Ltd.	108,100	688,879
	Sumitomo Seika Chemicals Co., Ltd.	223,000	1,006,024
	T. Hasegawa Co., Ltd.	121,300	1,921,467
	Taiheiyo Cement Corp.	2,664,000	5,175,243
	Taisei Lamick Co., Ltd.	18,500	551,153
#	Taiyo Holdings Co., Ltd.	66,000	1,725,532
	Takasago International Corp.	356,000	1,662,330
	Takiron Co., Ltd.	304,000	1,018,030
	Tayca Corp.	151,000	583,248
	Tenma Corp.	87,000	755,331
#	Titan Kogyo K.K.	63,000	312,077
	Toagosei Co., Ltd.	1,096,000	4,895,489
#	Toda Kogyo Corp.	161,000	1,194,398
#	Toho Titanium Co., Ltd.	120,500	2,570,847
	Toho Zinc Co., Ltd.	528,000	2,152,981
	Tokai Carbon Co., Ltd.	825,000	4,092,463
	Tokushu Tokai Paper Co., Ltd.	501,580	1,066,815
#	Tokuyama Corp.	810,000	2,919,347
	Tokyo Ohka Kogyo Co., Ltd.	169,200	3,515,968
#	Tokyo Rope Manufacturing Co., Ltd.	558,000	1,271,339
	Tokyo Steel Manufacturing Co., Ltd.	229,300	1,922,185
	Tokyo Tekko Co., Ltd.	3,000	8,484
#	Tomoegawa Paper Co., Ltd.	125,000	263,043
	Tomoku Co., Ltd.	294,000	775,649
	Topy Industries, Ltd.	781,000	1,887,000
	Toyo Ink Manufacturing Co., Ltd.	724,000	2,868,747
	Toyo Kohan Co., Ltd.	247,000	974,688
	TYK Corp.	138,000	272,624
#	Ube Material Industries, Ltd.	226,000	782,021
	Wood One Co., Ltd.	169,000	622,864
	Yodogawa Steel Works, Ltd.	786,500	3,124,879
*	Yuki Gosei Kogyo Co., Ltd.	64,000	130,824
	Yushiro Chemical Industry Co., Ltd.	47,100	546,658
Total Materials			175,861,301

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	210,000	708,766
	Hokuriku Gas Co., Ltd.	99,000	265,593
	Okinawa Electric Power Co., Ltd.	62,571	2,551,409
	Saibu Gas Co., Ltd.	1,270,000	3,132,006

The Japanese Small Company Series
continued

	SHARES	VALUE††
Utilities — (Continued)
Shizuoka Gas Co., Ltd.	241,500	$1,459,705
Total Utilities		8,117,479
TOTAL COMMON STOCKS		1,486,514,319
RIGHTS/WARRANTS — (0.0%)
*Oak Capital Corp. Warrants 11/30/11	55,735	—

	SHARES/
	FACE
	AMOUNT	VALUE†
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@ DFA Short Term Investment Fund	179,334,778	179,334,778
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
11/01/11 (Collateralized by FNM A 3.500%, 11/01/31, valued at
$383,050) to be repurchased at $375,540	$376	375,539
TOTAL SECURITIES LENDING COLLATERAL		179,710,317
TOTAL INVESTMENTS — (100.0%)
(Cost $1,814,743,819)		$1,666,224,636

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2011

		SHARES	VALUE††
COMMON STOCKS — (82.0%)
AUSTRALIA — (51.7%)
*	ABM Resources NL	4,447,721	$290,936
#*	A-Cap Resources, Ltd.	332,583	99,614
*	Acer Energy, Ltd.	229,729	28,427
#	Acrux, Ltd.	494,126	1,749,486
#*	Adamus Resources, Ltd.	1,337,620	973,720
	Adelaide Brighton, Ltd.	1,927,272	5,766,974
#	Aditya Birla Minerals, Ltd.	878,000	891,877
*	ADX Energy, Ltd.	473,905	49,467
*	AED Oil, Ltd.	363,401	55,533
*	African Iron, Ltd.	37,307	10,851
*	Ainsworth Game Technology, Ltd.	326,556	117,784
*	AJ Lucas Group, Ltd.	317,969	452,394
*	Alchemia, Ltd.	724,903	210,930
#	Alesco Corp., Ltd.	457,971	675,535
#*	Alkane Resources, Ltd.	938,520	1,137,424
*	Alliance Resources, Ltd.	444,483	62,232
*	Allied Gold Mining P.L.C.	17,047	43,521
#*	Allied Healthcare Group, Ltd.	310,840	13,061
#*	Altona Mining, Ltd.	1,108,169	287,829
*	Amadeus Energy, Ltd.	819,137	173,432
	Amalgamated Holdings, Ltd.	462,247	2,745,180
	Amcom Telecommunications, Ltd.	482,578	422,263
*	Ampella Mining, Ltd.	225,174	426,612
	Ansell, Ltd.	503,479	7,363,989
#*	Antares Energy, Ltd.	934,515	394,325
	AP Eagers, Ltd.	44,147	533,632
#	APA Group, Ltd.	1,403,768	6,401,846
*	Apex Minerals NL	3,458,027	28,671
#	APN News & Media, Ltd.	1,762,638	1,616,607
*	Aquarius Platinum, Ltd.	348,079	1,021,115
#*	Arafura Resources, Ltd.	1,093,749	690,611
	ARB Corp., Ltd.	339,077	2,847,494
	Ariadne Australia, Ltd.	267,324	88,707
#	Aristocrat Leisure, Ltd.	1,611,890	3,816,054
#	ASG Group, Ltd.	351,392	320,870
#*	Aspire Mining, Ltd.	902,429	394,778
*	Astron, Ltd.	87,221	264,514
*	Atlantic, Ltd.	238,482	398,179
	Atlas Iron, Ltd.	41,166	133,517
#*	Aurora Oil & Gas, Ltd.	1,265,748	3,811,235
	Ausdrill, Ltd.	1,006,775	3,070,980
#	Ausenco, Ltd.	173,244	487,963
#*	Ausgold, Ltd.	52,096	65,271
#	Austal, Ltd.	581,980	1,383,966
*	Austar United Communications, Ltd.	2,887,442	3,496,638
	Austbrokers Holdings, Ltd.	86,074	567,304
#	Austin Engineering, Ltd.	172,059	708,425
*	Austpac Resources NL	2,524,951	121,305
*	Australian Agricultural Co., Ltd.	921,392	1,352,018
#	Australian Infrastructure Fund NL	3,159,690	6,272,817
	Australian Pharmaceutical Industries, Ltd.	5,528,865	1,736,287
*	Australian Worldwide Exploration, Ltd.	1,952,017	2,815,086
	Automotive Holdings Group NL	548,754	1,200,419
*	Autron Corporation, Ltd.	989,247	13,553
#*	Avanco Resources, Ltd.	2,010,636	228,676
#	AVJennings, Ltd.	5,185,036	2,400,232
#*	Azumah Resources, Ltd.	737,953	306,717
*	Ballarat South Gold, Ltd.	1,996	—

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
AUSTRALIA — (Continued)
#*	Bandanna Energy, Ltd.	622,869	$531,615
#	Bank of Queensland, Ltd.	384,781	3,383,389
#*	Bannerman Resources, Ltd.	332,217	92,978
#*	BC Iron, Ltd.	243,697	615,413
	Beach Energy, Ltd.	4,828,492	5,934,225
*	Beadell Resources, Ltd.	1,500,515	1,230,504
#*	Berkeley Resources, Ltd.	434,006	145,690
	Beyond International, Ltd.	61,256	44,545
#	Billabong International, Ltd.	703,518	3,142,876
*	Bionomics, Ltd.	207,468	89,668
*	Biota Holdings, Ltd.	1,027,571	863,989
*	Bisalloy Steel Group, Ltd.	469,001	101,058
#	Blackmores, Ltd.	76,842	2,372,615
*	BlueScope Steel, Ltd.	3,577,801	3,129,953
#*	BMA Gold, Ltd.	1,829,221	1,049,182
	Boart Longyear Group	1,792,094	6,100,440
*	Boom Logistics, Ltd.	51,533	16,202
*	Boulder Steel, Ltd.	1,667,795	86,559
*	Bow Energy, Ltd.	928,159	1,442,061
	Bradken, Ltd.	708,039	5,710,618
	Breville Group, Ltd.	598,466	1,918,394
#	Brickworks, Ltd.	132,797	1,558,928
*	Brockman Resources, Ltd.	7,285	13,002
	BSA, Ltd.	642,847	135,425
#	BT Investment Management, Ltd.	172,259	363,762
*	Buccaneer Energy, Ltd.	2,428,539	175,894
*	Buru Energy, Ltd.	88,374	83,899
	Cabcharge Australia, Ltd.	501,916	2,209,763
	Calliden Group, Ltd.	633,393	113,310
	Campbell Brothers, Ltd.	261,443	12,585,834
#*	Cape Lambert Resources, Ltd.	373,413	164,264
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral, Ltd.	58,499	12,134
#	Cardno, Ltd.	316,614	1,740,510
#*	Carnarvon Petroleum, Ltd.	3,885,525	541,232
*	Carnegie Wave Energy, Ltd.	1,008,948	75,912
#	carsales.com, Ltd.	809,574	4,185,086
#	Cash Converters International, Ltd.	1,180,931	534,117
#*	Catalpa Resources, Ltd.	907,492	1,641,675
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	111,357	408,187
	Cellnet Group, Ltd.	520,067	185,425
*	Centaurus Metals, Ltd.	143,557	109,455
*	Central Petroleum, Ltd.	1,759,865	98,979
*	Centrebet International, Ltd. Claim Units	81,336	—
*	Centrex Metals, Ltd.	51,889	16,345
#*	Ceramic Fuel Cells, Ltd.	3,181,070	430,481
#*	Cerro Resources NL	1,961,035	324,307
*	CGA Mining, Ltd.	10,124	24,798
#*	Chalice Gold Mines, Ltd.	320,684	86,935
	Challenger, Ltd.	1,063,324	5,069,014
	Chandler Macleod Group, Ltd.	338,118	124,506
*	Chemeq, Ltd.	166,742	—
*	ChemGenex Pharmaceuticals, Ltd.	115,291	3,038
*	Chesser Resources, Ltd.	156,921	95,677
#*	Citigold Corp., Ltd.	3,765,806	284,705
#	Clarius Group, Ltd.	1,099,217	605,202
#*	Clinuvel Pharmaceuticals, Ltd.	118,435	185,220
#	Clough, Ltd.	1,527,345	1,287,423
	Clover Corp., Ltd.	269,348	83,302
#*	CO2 Group, Ltd.	844,559	140,905

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
AUSTRALIA — (Continued)
#*	Coal of Africa, Ltd.	589,980	$491,234
#*	Coalspur Mines, Ltd.	1,239,823	2,404,728
*	Cockatoo Coal, Ltd.	3,240,540	1,291,889
#	Codan, Ltd.	156,399	212,699
	Coffey International, Ltd.	1,048,636	415,588
	Collection House, Ltd.	1,698,942	1,441,834
*	Comet Ridge, Ltd.	65,567	10,669
#	ConnectEast Group, Ltd.	30,321	17,416
#	Consolidated Media Holdings, Ltd.	1,276,820	3,506,949
*	Continental Coal, Ltd.	461,945	102,357
*	Cooper Energy, Ltd.	336,842	135,432
#	Count Financial, Ltd.	858,791	1,251,875
	Coventry Group, Ltd.	144,778	332,344
	Credit Corp. Group, Ltd.	110,382	453,765
*	Crusader Resources, Ltd.	155,861	182,570
#	CSG, Ltd.	674,612	803,472
	CSR, Ltd.	2,025,158	5,158,339
*	CTI Logistics, Ltd.	6,000	7,272
#*	Cudeco, Ltd.	399,317	1,317,225
#*	Cue Energy Resources, Ltd.	1,225,966	299,321
#	Customers, Ltd.	477,130	532,432
	Data#3, Ltd.	19,405	257,487
#	David Jones, Ltd.	1,783,074	6,294,519
	Decmil Group, Ltd.	326,140	720,547
*	Deep Yellow, Ltd.	850,894	109,311
#	Devine, Ltd.	1,989,993	468,948
#*	Discovery Metals, Ltd.	1,249,162	1,803,263
	Domino’s Pizza Enterprises, Ltd.	11,342	79,925
#*	Downer EDI, Ltd.	1,591,674	5,054,618
*	Dragon Mining, Ltd.	168,012	234,717
#*	Drillsearch Energy, Ltd.	409,967	262,341
	DUET Group, Ltd.	4,437,176	7,732,961
#	DuluxGroup, Ltd.	1,193,687	3,288,564
	DWS Advanced Business Solutions, Ltd.	223,802	313,375
#*	Dyesol, Ltd.	383,671	133,883
#*	Eastern Star Gas, Ltd.	3,259,013	3,005,391
#*	Elders, Ltd.	1,380,363	401,341
#*	Elemental Minerals, Ltd.	388,188	505,628
*	Ellect Holdings, Ltd.	482	—
*	Ellex Medical Lasers, Ltd.	164,826	22,975
	Emeco Holdings, Ltd.	2,143,907	2,221,058
#*	Energy Resources of Australia, Ltd.	638,803	1,307,761
#*	Energy World Corp., Ltd.	3,906,481	2,352,188
*	Engenco, Ltd.	228,803	22,092
	Envestra, Ltd.	5,142,027	3,464,898
#*	Equatorial Resources, Ltd.	176,571	426,114
	Euroz, Ltd.	74,221	108,616
*	Exco Resources, Ltd.	429,909	315,750
*	Extract Resources, Ltd.	262,940	2,105,378
#	Fantastic Holdings, Ltd.	355,613	838,354
*	FAR, Ltd.	2,769,553	89,101
	Finbar Group, Ltd.	58,051	58,271
*	Finders Resources, Ltd.	7,442	2,956
#	FKP Property Group, Ltd.	2,647,008	1,364,198
#	Fleetwood Corp., Ltd.	284,707	3,637,381
#	FlexiGroup, Ltd.	597,372	1,407,028
#	Flight Centre, Ltd.	192,954	4,006,413
#*	Flinders Mines, Ltd.	6,909,293	1,109,458
#*	Focus Minerals, Ltd.	14,997,678	932,181
*	Forest Enterprises Australia, Ltd.	2,849,173	—
#	Forge Group, Ltd.	236,028	1,168,263

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
AUSTRALIA — (Continued)
#*	Forte Energy NL	1,036,232	$39,026
	G8 Education, Ltd.	67,817	35,436
#*	Galaxy Resources, Ltd.	760,450	507,429
	Gazal Corp., Ltd.	104,542	196,883
#*	Geodynamics, Ltd.	1,015,653	248,163
#*	Gindalbie Metals, Ltd.	2,600,255	1,478,320
*	Gloucester Coal, Ltd.	226,467	1,616,400
*	Golden Rim Resources, Ltd.	722,577	82,543
#	Goodman Fielder, Ltd.	8,233,537	4,788,349
	GrainCorp, Ltd.	693,457	5,712,269
	Grange Resources, Ltd.	1,234,843	578,110
#*	Great Southern, Ltd.	9,302,784	—
#*	Greenland Minerals & Energy, Ltd.	711,078	392,362
#*	Gryphon Minerals, Ltd.	857,705	1,259,787
	GUD Holdings, Ltd.	432,916	3,548,539
*	Gujarat NRE Coking Coal, Ltd.	119,865	30,893
#*	Gunns, Ltd.	2,872,620	793,573
#	GWA Group, Ltd.	1,019,230	2,441,808
*	Hastie Group, Ltd.	810,423	89,134
*	Havilah Resources NL	258,836	145,834
*	HFA Holdings, Ltd.	235,865	229,659
	HGL, Ltd.	102,586	127,030
*	Highlands Pacific, Ltd.	2,651,500	593,922
*	Hillgrove Resources, Ltd.	909,242	225,398
#	Hills Holdings, Ltd.	986,165	1,123,434
#*	Horizon Oil, Ltd.	3,560,142	884,645
*	Hutchison Telecommunications Australia, Ltd.	7,610,556	495,224
#*	Icon Energy, Ltd.	1,014,750	148,758
#	iiNet, Ltd.	489,281	1,326,167
	Iluka Resources, Ltd.	573,137	9,528,200
	Imdex, Ltd.	813,645	1,776,663
	IMF Australia, Ltd.	314,016	475,928
*	IMX Resources, Ltd.	594,082	230,687
#	Independence Group NL	892,724	4,935,443
*	Indo Mines, Ltd.	81,968	29,672
#*	Indophil Resources NL	3,118,946	1,234,785
#	Industrea, Ltd.	1,420,051	1,904,824
*	Industrial Minerals Corp., Ltd.	23,969	4,325
#	Infigen Energy, Ltd.	1,622,704	490,078
	Infomedia, Ltd.	1,458,074	336,522
#*	Integra Mining, Ltd.	3,188,345	1,767,756
	Integrated Research, Ltd.	261,513	136,043
#*	Intrepid Mines, Ltd.	1,794,707	2,132,485
#	Invocare, Ltd.	572,622	4,172,041
#	IOOF Holdings, Ltd.	989,055	6,550,695
	Iress Market Technology, Ltd.	434,895	3,465,758
#*	Iron Ore Holdings, Ltd.	336,216	444,493
#*	Ivanhoe Australia, Ltd.	396,947	441,385
#	JB Hi-Fi, Ltd.	407,557	6,726,320
#*	Jupiter Mines, Ltd.	465,443	162,596
	K&S Corp., Ltd.	210,812	278,801
*	Kagara, Ltd.	1,731,649	724,189
#*	Kangaroo Resources, Ltd.	2,778,905	453,398
*	Karoon Gas Australia, Ltd.	667,086	3,078,403
#*	Kasbah Resources, Ltd.	478,599	99,482
*	Kimberley Metals, Ltd.	204,110	65,643
#	Kingsgate Consolidated, Ltd.	560,879	4,421,985
#*	Kingsrose Mining, Ltd.	464,332	756,934
*	Lednium, Ltd.	195,019	16,442
	Lemarne Corp., Ltd.	25,882	100,746
*	Linc Energy, Ltd.	1,232,302	2,645,397

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
AUSTRALIA — (Continued)
#*	Liquefied Natural Gas, Ltd.	595,144	$214,302
	Little World Beverages, Ltd.	502	1,807
	Lycopodium, Ltd.	56,126	361,363
#	M2 Telecommunications Group, Ltd.	345,036	1,026,043
*	MacMahon Holdings, Ltd.	3,174,294	2,011,281
*	Macmin Silver, Ltd.	371,910	39,084
	Macquarie Telecom Group, Ltd.	35,019	304,442
#*	Magma Metals, Ltd.	240,771	30,109
*	Manhattan Corp., Ltd.	7,972	2,863
#*	Marengo Mining, Ltd.	1,428,204	295,240
#	Matrix Composites & Engineering, Ltd.	130,877	437,499
	MaxiTRANS Industries, Ltd.	942,578	342,164
	Mayne Pharma Group, Ltd.	205,191	82,332
*	McGuigan Simeon Wines, Ltd.	2,437,348	705,680
#	McMillan Shakespeare, Ltd.	228,148	2,273,908
	McPherson’s, Ltd.	303,441	734,177
#	Medusa Mining, Ltd.	579,085	4,070,719
#	Melbourne IT, Ltd.	437,638	649,414
#*	MEO Australia, Ltd.	681,039	137,903
#	Mermaid Marine Australia, Ltd.	906,563	2,921,190
#*	Mesoblast, Ltd.	232,262	1,974,685
*	Metals X, Ltd.	173,131	43,428
#*	Metgasco, Ltd.	667,052	338,844
*	Metminco, Ltd.	1,879,249	406,261
*	MetroCoal, Ltd.	68,725	49,321
#*	MHM Metals, Ltd.	226,490	173,805
*	Mikoh Corp., Ltd.	777,771	19,541
#	Mincor Resources NL	990,706	876,217
*	Mineral Deposits, Ltd.	155,272	1,049,157
	Mineral Resources, Ltd.	419,678	4,920,651
#*	Mirabela Nickel, Ltd.	1,206,109	2,073,822
#*	Molopo Energy, Ltd.	1,186,993	900,996
#*	Moly Mines, Ltd.	25,253	13,282
#	Monadelphous Group, Ltd.	318,887	6,064,967
*	Morning Star Gold NL	332,749	113,604
	Mortgage Choice, Ltd.	631,109	829,865
#	Mount Gibson Iron, Ltd.	2,962,399	4,738,207
	MSF Sugar, Ltd.	76,721	268,679
#*	Murchison Metals, Ltd.	1,229,022	380,868
#	Myer Holdings, Ltd.	2,456,107	6,703,584
	MyState, Ltd.	802	3,082
#*	Nanosonics, Ltd.	259,364	149,509
	National Can Industries, Ltd.	97,017	109,403
#*	Navigator Resources, Ltd.	1,876,284	53,230
#	Navitas, Ltd.	1,157,537	5,013,315
#*	New Guinea Energy, Ltd.	359,345	21,357
*	Newland Resources, Ltd.	1,958,775	133,608
*	Nexbis, Ltd.	580,630	35,148
*	Nexus Energy, Ltd.	4,137,686	918,998
#	NIB Holdings, Ltd.	478,733	753,829
*	Nido Petroleum, Ltd.	6,093,154	330,320
#*	Noble Mineral Resources, Ltd.	859,168	548,082
	Norfolk Group, Ltd.	302,473	366,505
*	North Australian Diamonds, Ltd.	16,663	6,097
#*	Northern Iron, Ltd.	390,502	473,036
*	Northern Star Resources, Ltd.	739,223	441,639
*	Norton Gold Fields, Ltd.	299,909	61,677
	NRW Holdings, Ltd.	650,440	1,654,955
#*	Nucoal Resources NL	429,538	156,383
*	Nufarm, Ltd.	638,490	3,141,961
	Oakton, Ltd.	378,695	666,729

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
AUSTRALIA — (Continued)
#*	Oilex, Ltd.	247,428	$65,691
#*	Orocobre, Ltd.	257,530	317,630
#	OrotonGroup, Ltd.	89,486	773,346
*	Otto Energy, Ltd.	1,518,553	115,364
#	Pacific Brands, Ltd.	4,412,120	2,756,610
*	Pacific Niugini, Ltd.	200,616	79,684
*	Paladin Energy, Ltd.	1,158,193	1,768,701
*	Pan Pacific Petroleum NL	1,094,343	132,374
*	PanAust, Ltd.	1,780,618	6,016,882
#*	Pancontinental Oil & Gas NL	1,057,588	115,189
#	Panoramic Resources, Ltd.	943,159	1,353,475
*	PaperlinX, Ltd.	2,771,649	275,217
	Patties Foods, Ltd.	36,136	62,164
#	Peet, Ltd.	1,096,798	1,396,187
#*	Peninsula Energy, Ltd.	5,178,834	225,034
*	Perilya, Ltd. (6681584)	891,134	424,090
*	Perilya, Ltd. (B3R3QH1)	445,567	216,007
#	Perpetual Trustees Australia, Ltd.	167,142	3,950,909
#*	Perseus Mining, Ltd.	1,605,654	5,309,539
#*	Pharmaxis, Ltd.	764,024	1,037,608
*	Photon Group, Ltd.	240,874	10,347
*	PlantCorp. NL	4,329	—
#*	Platinum Australia, Ltd.	1,251,560	232,135
#*	Pluton Resources, Ltd.	538,056	154,966
	PMP, Ltd.	2,395,607	1,435,567
*	Poseidon Nickel, Ltd.	452,002	101,408
#	Premier Investments, Ltd.	217,219	1,159,812
#*	Prima Biomed, Ltd.	2,338,194	459,056
#	Primary Health Care, Ltd.	1,866,288	6,495,676
	Prime Media Group, Ltd.	1,777,139	1,236,596
#	PrimeAg, Ltd.	64,299	73,783
	Programmed Maintenance Service, Ltd.	549,269	1,134,986
*	QRxPharma, Ltd.	109,867	183,543
*	Quickstep Holdings, Ltd.	462,355	108,066
*	Ramelius Resources, Ltd.	1,125,876	1,462,619
*	Range Resources, Ltd.	51,250	7,801
#	RCR Tomlinson, Ltd.	1,056,974	1,568,081
#	REA Group, Ltd.	211,832	2,874,987
	Reckon, Ltd.	207,249	575,917
*	Red 5, Ltd.	90,225	17,598
*	Red Fork Energy, Ltd.	382,887	218,375
	Redflex Holdings, Ltd.	377,855	698,167
	Reece Australia, Ltd.	238,457	4,689,436
#*	Reed Resources, Ltd.	633,326	241,474
#*	Regis Resources, Ltd.	1,195,060	3,775,884
#	Reject Shop, Ltd. (The)	117,972	1,226,036
*	Resolute Mining, Ltd.	1,882,950	3,317,183
*	Resource & Investment NL	283,117	199,791
*	Resource Equipment, Ltd.	118,411	51,139
#*	Resource Generation, Ltd.	338,381	171,498
	Retail Food Group, Ltd.	53,237	141,791
#*	Rex Minerals, Ltd.	403,087	709,112
#*	Rialto Energy, Ltd.	1,264,038	446,925
#	Ridley Corp., Ltd.	1,283,068	1,569,013
*	RiverCity Motorway Group, Ltd.	1,563,354	—
#*	Robust Resources, Ltd.	136,513	199,558
#*	Roc Oil Co., Ltd.	6,490,268	2,016,511
	Rock Building Society, Ltd.	31,054	89,929
	Runge, Ltd.	30,702	12,706
#	Ruralco Holdings, Ltd.	88,146	333,834
#	SAI Global, Ltd.	1,064,331	5,301,870

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
AUSTRALIA — (Continued)
*	Salinas Energy, Ltd.	1,161,854	$418,259
#	Salmat, Ltd.	664,807	1,951,353
#*	Samson Oil & Gas, Ltd.	4,815,117	556,378
#*	Sandfire Resources NL	394,850	2,801,816
#*	Saracen Mineral Holdings, Ltd.	1,594,324	1,278,330
	Schaffer Corp., Ltd.	33,766	145,183
#	Sedgman, Ltd.	372,558	760,587
#	Seek, Ltd.	666,916	4,323,680
#	Select Harvests, Ltd.	292,826	503,866
*	Senex Energy, Ltd.	1,875,375	988,884
#	Servcorp, Ltd.	301,327	873,712
#*	Service Stream, Ltd.	1,432,710	508,243
	Seven Group Holdings, Ltd.	641,345	5,152,442
#	Seven West Media, Ltd.	1,335,509	5,003,193
#	Sigma Pharmaceuticals, Ltd.	4,898,960	3,569,851
*	Sihayo Gold, Ltd.	603,971	62,609
*	Silex System, Ltd.	532,291	1,251,727
*	Silver Lake Resources, Ltd.	603,018	2,068,181
*	Sipa Resources International NL	130,098	19,538
#	Sirtex Medical, Ltd.	218,046	1,071,885
#	Skilled Group, Ltd.	485,248	924,602
	Slater & Gordon, Ltd.	24,701	50,574
#	SMS Management & Technology, Ltd.	373,130	2,116,297
*	Southern Cross Electrical Engineering, Ltd.	16,785	14,564
#	Southern Cross Media Group, Ltd.	2,546,520	3,278,716
#	SP Telemedia, Ltd.	1,494,571	2,235,722
	Spark Infrastructure Group, Ltd.	4,783,165	6,094,155
#	Specialty Fashion Group, Ltd.	809,557	515,540
#	Spotless Group, Ltd.	1,196,861	2,492,269
#*	St. Barbara, Ltd.	1,636,736	3,792,059
*	Starpharma Holdings, Ltd.	652,875	758,527
*	Straits Resources, Ltd.	878,069	635,910
*	Strike Energy, Ltd.	88,132	11,007
	Structural Systems, Ltd.	138,772	108,539
	STW Communications Group, Ltd.	840,071	808,970
#*	Sundance Energy Australia, Ltd.	751,727	365,129
#*	Sundance Resources, Ltd.	8,756,539	3,955,560
#*	Sunland Group, Ltd.	741,191	692,507
#	Super Retail Group, Ltd.	909,056	5,150,189
*	Super Retail Group, Ltd. (B3XZSK8)	359,398	2,045,348
*	Swick Mining Services, Ltd.	71,883	25,474
	Symex Holdings, Ltd.	513,662	193,152
	Talent2 International, Ltd.	472,312	631,877
*	Talisman Mining, Ltd.	217,981	99,817
#*	Tanami Gold NL	510,409	528,453
*	Tap Oil, Ltd.	1,465,268	1,119,840
	Tassal Group, Ltd.	626,912	1,021,480
	Technology One, Ltd.	1,322,653	1,505,696
#	Ten Network Holdings, Ltd.	3,492,166	3,376,725
#*	Terramin Australia, Ltd.	155,209	24,219
#*	Texon Petroleum, Ltd.	644,848	426,666
#	TFS Corp., Ltd.	1,323,074	915,870
	Thakral Holdings Group, Ltd.	2,559,697	1,404,384
	ThinkSmart, Ltd.	146,612	66,670
#	Thorn Group, Ltd.	370,228	642,616
*	Thundelarra Exploration, Ltd.	260,965	49,767
#*	Tiger Resources, Ltd.	1,751,101	850,563
*	TNG, Ltd.	87,408	9,596
*	Toro Energy, Ltd.	70,156	5,989
	Tox Free Solutions, Ltd.	355,104	809,607
#	Transfield Services, Ltd.	1,784,320	4,258,408

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
AUSTRALIA — (Continued)
*	Transpacific Industries Group, Ltd. (B0736RR)	1,181,222	$927,440
#*	Transpacific Industries Group, Ltd. (B0736T2)	2,759,327	2,166,493
#	Troy Resources NL	352,784	1,499,267
	Trust Co., Ltd. (The)	82,756	488,210
	UGL, Ltd.	332,576	4,601,399
*	Unity Mining, Ltd.	92,075	12,590
#*	UXC, Ltd.	1,169,545	670,485
#*	Venture Minerals, Ltd.	450,858	161,969
*	Venturex Resources, Ltd.	42,171	3,313
	Village Roadshow, Ltd.	855,994	2,590,489
#*	Virgin Blue Holdings, Ltd.	7,648,897	2,982,245
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	4,998
#	Watpac, Ltd.	711,698	853,828
	WDS, Ltd.	375,342	292,133
*	Webfirm Group, Ltd.	124,813	9,126
#	Webjet, Ltd.	356,064	898,156
*	Webster, Ltd.	144,737	60,902
#	Western Areas NL	558,671	3,362,850
*	Westgold Resources, Ltd.	59,310	11,181
#*	White Energy Co., Ltd.	643,913	1,115,658
	WHK Group, Ltd.	1,202,433	1,071,613
#	Wide Bay Australia, Ltd.	81,906	670,445
#*	WildHorse Energy, Ltd.	212,714	39,033
*	Willmott Forests, Ltd.	17,224	—
#*	Windimurra Vanadium, Ltd.	537,429	—
#	Wotif.com Holdings, Ltd.	505,776	1,948,971
#*	WPG Resources, Ltd.	702,896	84,098
*	YTC Resources, Ltd.	16,666	8,402
TOTAL AUSTRALIA			562,036,493

HONG KONG — (15.4%)
	Aeon Credit Service (Asia) Co., Ltd.	580,000	427,631
	Aeon Stores Hong Kong Co., Ltd.	234,000	510,318
	AlCo. Holdings, Ltd.	1,426,000	447,996
	Allan International Holdings, Ltd.	720,000	215,461
	Allied Group, Ltd.	683,200	1,749,241
	Allied Overseas, Ltd.	50,000	21,345
#	Allied Properties, Ltd.	12,297,857	1,697,752
*	Amax Holdings, Ltd.	9,312,000	94,447
*	Apac Resources, Ltd.	12,620,000	463,989
*	Apollo Solar Energy Technology Holdings, Ltd.	11,692,000	419,197
	APT Satellite Holdings, Ltd.	1,275,000	211,421
#*	Artel Solutions Group Holdings, Ltd.	7,885,000	149,153
*	Artini China Co., Ltd.	2,481,000	59,630
	Arts Optical International Holdings, Ltd.	730,000	234,936
	Asia Financial Holdings, Ltd.	2,474,908	909,429
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,791,203
	Asia Standard Hotel Group, Ltd.	11,797,218	884,453
	Asia Standard International Group, Ltd.	13,365,185	2,214,906
	Associated International Hotels, Ltd.	980,000	1,949,232
	Aupu Group Holding Co., Ltd.	2,504,000	210,680
	Automated Systems Holdings, Ltd.	394,000	40,364
	Bauhaus International Holdings, Ltd.	662,000	237,606
*	Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.	2,440,000	36,163
*	Bel Global Resources Holdings, Ltd.	2,576,000	47,085
*	Bio-Dynamic Group, Ltd.	2,544,000	278,925
*	Birmingham International Holdings, Ltd.	6,502,000	127,214
	Bonjour Holdings, Ltd.	4,356,000	688,366
	Bossini International Holdings, Ltd.	3,871,500	367,357
#*	Burwill Holdings, Ltd.	8,888,960	180,188
#	Cafe de Coral Holdings, Ltd.	1,106,000	2,504,349

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
HONG KONG — (Continued)
*	Capital Estate, Ltd.	5,151,000	$167,581
	Century City International Holdings, Ltd.	6,419,460	415,559
*	Century Sunshine Group Holdings, Ltd.	3,655,000	92,630
	Champion Technology Holdings, Ltd.	14,734,387	210,610
	Chen Hsong Holdings, Ltd.	898,000	351,818
	Cheuk Nang Holdings, Ltd.	379,041	149,755
	Chevalier International Holdings, Ltd.	737,482	821,287
	Chevalier Pacific Holdings, Ltd.	5,497,500	136,843
#	Chigo Holding, Ltd.	722,000	33,507
*	China Best Group Holding, Ltd.	3,721,400	48,799
*	China Billion Resources, Ltd.	4,876,000	54,605
*	China Boon Holdings, Ltd.	6,200,000	191,183
*	China CBM Group, Ltd.	6,930,301	603,339
*	China Digicontent Co., Ltd.	2,710,000	3,488
*	China Digital Licensing Group, Ltd.	2,190,000	63,741
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	212,292
*	China Energy Development Holdings, Ltd.	21,966,000	306,045
*	China Financial Services Holdings, Ltd.	954,000	58,106
*	China Flavors & Fragrances Co., Ltd.	144,924	27,501
*	China Gamma Group, Ltd.	7,500,000	171,521
*	China Infrastructure Investment, Ltd.	8,680,000	200,296
*	China Investments Holdings, Ltd.	149,000	3,330
#*	China Mandarin Holdings, Ltd.	5,012,400	100,752
	China Metal International Holdings, Ltd.	2,582,000	460,100
*	China Motion Telecom International, Ltd.	5,080,000	74,476
	China Motor Bus Co., Ltd.	50,000	426,410
*	China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	61,400
*	China Oriental Culture Group, Ltd.	3,600,000	169,712
	China Overseas Grand Oceans Group, Ltd.	15,000	11,442
*	China Pipe Group, Ltd.	100,000	404
#*	China Public Procurement, Ltd.	5,230,000	—
*	China Renji Medical Group, Ltd.	12,784,000	98,733
#*	China Resources and Transportation Group, Ltd.	32,400,000	1,150,363
*	China Solar Energy Holdings, Ltd.	37,990,000	324,053
*	China Strategic Holdings, Ltd.	12,585,000	288,429
#	China Taisan Technology Group Holdings, Ltd.	564,915	43,711
	China Ting Group Holdings, Ltd.	2,443,151	165,430
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	63,390
*	China WindPower Group, Ltd.	14,630,000	685,916
*	China Yunnan Tin Minerals Group Co., Ltd.	9,428,000	54,834
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	148,271
	Chinney Investments, Ltd.	1,144,000	148,401
	Chong Hing Bank, Ltd.	878,000	1,633,855
#	Chow Sang Sang Holdings International, Ltd.	393,680	1,209,220
	Chu Kong Shipping Development Co., Ltd.	2,188,000	343,574
*	Chuang’s China Investments, Ltd.	3,388,000	171,662
	Chuang’s Consortium International, Ltd.	3,569,965	356,371
*	Chun Wo Development Holdings, Ltd.	2,002,926	89,161
#	Citic Telecom International Holdings, Ltd.	4,388,000	972,859
*	City e-Solutions, Ltd.	186,000	20,676
#	City Telecom, Ltd.	1,540,751	734,713
	CK Life Sciences International Holdings, Inc.	12,548,000	543,064
*	Climax International Co., Ltd.	40,700	131
	CNT Group, Ltd.	8,315,264	393,980
*	COL Capital, Ltd.	2,725,840	353,730
	Computer & Technologies Holdings, Ltd.	432,000	83,012
	Continental Holdings, Ltd.	5,148,250	73,028
	Cosmos Machinery Enterprises, Ltd.	1,616,400	114,800
*	Cosway Corp., Ltd.	1,950,000	256,827
*	CP Lotus Corp., Ltd.	11,420,000	319,479
	Cross-Harbour Holdings, Ltd. (The)	659,520	522,684

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
HONG KONG — (Continued)
	CSI Properties, Ltd.	22,229,625	$545,048
*	CST Mining Group, Ltd.	71,688,000	993,897
*	Culture Landmark Investment, Ltd.	10,196,000	143,807
*	Culturecom Holdings, Ltd.	965,000	90,898
	Dah Sing Banking Group, Ltd.	1,071,840	1,042,793
	Dah Sing Financial Holdings, Ltd.	480,950	1,489,976
*	Dan Form Holdings Co., Ltd.	3,261,260	263,880
	DBA Telecommunication Asia Holdings, Ltd.	1,812,000	537,146
#*	Dejin Resources Group Co., Ltd.	23,892,000	249,106
	Dickson Concepts International, Ltd.	924,500	530,454
*	Digitalhongkong.com	25,388	3,151
*	Doxen Energy Group, Ltd.	542,796	103,830
*	Dragonite International, Ltd.	330,000	2,719
	DVN Holdings, Ltd.	2,183,000	80,406
	Dynamic Holdings, Ltd.	374,000	58,703
	Eagle Nice International Holdings, Ltd.	1,078,000	170,049
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	296,154
*	Eforce Holdings, Ltd.	2,024,000	3,826
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	e-Kong Group, Ltd.	620,000	30,874
	Emperor Entertainment Hotel, Ltd.	2,440,000	398,523
	Emperor International Holdings, Ltd.	5,836,753	968,640
#	Emperor Watch & Jewellery, Ltd.	9,550,000	1,554,693
#*	ENM Holdings, Ltd.	15,112,000	1,180,784
*	Enviro Energy International Holdings, Ltd.	4,138,000	123,224
*	EPI Holdings, Ltd.	4,259,927	103,476
*	eSun Holdings, Ltd.	2,322,000	425,147
	EVA Precision Industrial Holdings, Ltd.	5,544,000	1,431,744
*	Ezcom Holdings, Ltd.	72,576	448
	Fairwood, Ltd.	337,600	438,858
	Far East Consortium International, Ltd.	4,570,342	793,937
*	Far East Technology International, Ltd.	179,520	17,793
*	First Natural Foods Holdings, Ltd.	2,365,000	—
#*	Fook Woo Group Holdings, Ltd.	952,000	179,884
*	Foundation Group, Ltd.	2,350,000	35,392
	Fountain SET Holdings, Ltd.	4,622,000	562,041
	Four Seas Mercantile Holdings, Ltd.	592,000	159,306
*	Frasers Property China, Ltd.	16,477,000	353,644
*	Freeman Corp., Ltd.	6,328,888	37,912
	Fujikon Industrial Holdings, Ltd.	912,000	107,627
*	Genting Hong Kong, Ltd.	17,000	5,327
	Get Nice Holdings, Ltd.	19,044,000	846,356
	Giordano International, Ltd.	7,162,000	5,374,945
*	Global Tech Holdings, Ltd.	5,498,000	23,222
#	Glorious Sun Enterprises, Ltd.	2,662,000	871,411
	Gold Peak Industries Holding, Ltd.	3,118,642	317,473
	Golden Resources Development International, Ltd.	3,330,500	170,145
	Goldin Financial Holdings, Ltd.	480,000	49,268
*	Goldin Properties Holdings, Ltd.	2,040,000	700,772
	Golik Holdings, Ltd.	250,500	17,395
*	Good Fellow Resources Holdings, Ltd.	1,670,000	64,001
*	Grande Holdings, Ltd.	882,000	46,548
	Great Eagle Holdings, Ltd.	355,499	784,126
*	Greenheart Group, Ltd.	1,626,000	124,788
*	G-Resources Group, Ltd.	52,053,000	3,139,591
*	Group Sense International, Ltd.	2,448,000	51,150
*	Guangnan Holdings, Ltd.	2,249,600	299,724
*	Guojin Resources Holdings, Ltd.	594,295	2,892
	Haitong International Securities Group, Ltd.	1,203,586	469,270
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
#	Hang Ten Group Holdings, Ltd.	2,254,000	490,401

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
HONG KONG — (Continued)
	Hannstar Board International Holdings, Ltd.	1,446,000	$227,542
	Hanny Holdings, Ltd.	747,979	20,856
*	Hans Energy Co., Ltd.	7,556,000	116,166
	Harbour Centre Development, Ltd.	957,500	1,064,500
*	Hengli Commercial Properties Group, Ltd.	336,000	20,233
	High Fashion International, Ltd.	268,000	98,882
	HKR International, Ltd.	5,895,136	2,437,443
	Hon Kwok Land Investment Co., Ltd.	314,800	102,989
*	Hong Fok Land, Ltd.	1,210,000	1,558
	Hong Kong Ferry Holdings, Ltd.	809,300	632,312
	Hong Kong Food Investment Holdings, Ltd.	202,184	22,187
	Hongkong Chinese, Ltd.	4,774,000	757,355
	Hop Fung Group Holdings, Ltd.	888,000	62,256
#	Hsin Chong Construction Group, Ltd.	1,569,658	267,097
*	Huafeng Group Holdings, Ltd.	6,713,325	153,347
	Hung Hing Printing Group, Ltd.	1,188,000	281,437
	Hutchison Harbour Ring, Ltd.	9,432,000	804,893
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,218,000	433,039
*	Hybrid Kinetic Group, Ltd.	14,884,000	140,586
*	HyComm Wireless, Ltd.	89,090	20,463
*	I-Cable Communications, Ltd.	531,000	32,147
*	IDT International, Ltd.	6,240,183	87,568
*	Imagi International Holdings, Ltd.	17,320,000	450,204
	iOne Holdings, Ltd.	3,140,000	24,868
	IPE Group, Ltd.	2,060,000	164,345
#	IT, Ltd.	2,802,532	1,745,406
	ITC Corp., Ltd.	893,645	30,420
*	ITC Properties Group, Ltd.	3,645,747	821,611
#*	Jinchuan Group International Resources Co., Ltd.	1,104,000	254,715
*	Jinhui Holdings, Ltd.	384,000	65,441
*	Jiuzhou Development Co., Ltd.	2,558,000	160,199
	JLF Investment Co., Ltd.	3,293,500	204,931
	Joyce Boutique Holdings, Ltd.	1,530,000	140,857
	Junefield Department Store Group, Ltd.	306,000	21,798
#	K Wah International Holdings, Ltd.	5,583,405	1,508,992
	Kam Hing International Holdings, Ltd.	1,974,000	196,332
	Kantone Holdings, Ltd.	14,737,990	169,978
*	Karl Thomson Holdings, Ltd.	1,188,000	53,049
	Karrie International Holdings, Ltd.	1,383,600	66,092
	Keck Seng Investments (Hong Kong), Ltd.	904,600	374,820
	Kin Yat Holdings, Ltd.	586,000	116,068
*	King Pacific International Holdings, Ltd.	1,404,200	22,051
*	King Stone Energy Group, Ltd.	2,822,000	296,700
	Kingmaker Footwear Holdings, Ltd.	1,476,955	237,387
#	Kingston Financial Group, Ltd.	11,717,000	1,244,024
	Kith Holdings, Ltd.	204,000	29,994
*	Kiu Hung Energy Holdings, Ltd.	10,810,000	115,879
*	Ko Yo Chemical Group, Ltd.	16,260,000	288,280
*	Kowloon Development Co., Ltd.	1,588,000	1,528,034
*	KTP Holdings, Ltd.	560,400	54,447
	Kwoon Chung Bus Holdings, Ltd.	556,000	123,470
*	Lai Sun Development Co., Ltd.	44,552,800	931,040
*	Lai Sun Garment International, Ltd.	2,770,000	254,737
	Lam Soon Hong Kong, Ltd.	302,310	194,860
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,973
#	Lee & Man Handbags, Ltd.	1,420,000	102,358
#	Lee & Man Holdings, Ltd.	1,420,000	959,599
	Lee’s Pharmaceutical Holdings, Ltd.	5,000	1,894
	Lerado Group Holdings Co., Ltd.	1,900,000	178,324
	Li Heng Chemical Fibre Technologies, Ltd.	2,023,000	197,607
	Lippo China Resources, Ltd.	8,092,000	185,270

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
HONG KONG — (Continued)
	Lippo, Ltd.	1,195,700	$386,791
*	Lisi Group Holdings, Ltd.	4,262,000	198,010
	Liu Chong Hing Investment, Ltd.	775,200	737,180
*	Longrun Tea Group Co., Ltd.	1,900,000	88,927
	Luen Thai Holdings, Ltd.	1,345,000	110,164
	Luk Fook Holdings International, Ltd.	94,000	403,608
#	Luks Industrial Group, Ltd.	428,913	91,953
*	Lung Cheong International Holdings, Ltd.	6,790,000	244,369
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	844,700
*	Madex International Holdings, Ltd.	3,182,000	52,108
	Magnificent Estates, Ltd.	13,184,000	419,189
	Mainland Headwear Holdings, Ltd.	765,600	66,003
	Man Yue Technology Holdings, Ltd.	1,064,000	202,204
#*	Mascotte Holdings, Ltd.	7,688,000	364,416
	Matrix Holdings, Ltd.	1,067,414	241,801
*	Mei Ah Entertainment Group, Ltd.	11,040,000	190,731
	Melbourne Enterprises, Ltd.	40,500	590,839
#	Melco International Development, Ltd.	3,309,000	2,644,969
#	Midland Holdings, Ltd.	2,934,000	1,435,058
	Ming Fai International Holdings, Ltd.	1,680,000	244,533
*	Ming Fung Jewellery Group, Ltd.	9,050,000	651,929
	Miramar Hotel & Investment Co., Ltd.	772,000	814,549
	Modern Beauty Salon Holdings, Ltd.	160,000	16,558
*	Mongolia Energy Corp., Ltd.	10,603,000	1,031,156
*	Nan Nan Resources Enterprise, Ltd.	330,000	34,180
	Nanyang Holdings, Ltd.	137,500	371,102
	National Electronics Holdings, Ltd.	2,266,000	207,440
	Natural Beauty Bio-Technology, Ltd.	4,470,000	680,125
#	Neo-Neon Holdings, Ltd.	1,898,000	324,180
	Net2Gather China Holdings, Ltd.	8,139,720	180,246
	New Century Group Hong Kong, Ltd.	13,351,464	308,898
*	New Focus Auto Tech Holdings, Ltd.	104,000	30,327
*	New Smart Energy Group, Ltd.	23,975,000	308,606
#*	New Times Energy Corp., Ltd.	25,952,000	162,072
	Neway Group Holdings, Ltd.	24,579,087	255,120
	NewOcean Green Energy Holdings, Ltd.	3,032,000	600,952
*	Next Media, Ltd.	3,725,183	323,415
*	Ngai LiK Industrial Holdings, Ltd.	252,200	19,478
*	Norstar Founders Group, Ltd.	3,256,000	—
#*	North Asia Resources Holdings, Ltd.	2,108,600	118,222
#*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	300,800
*	Orient Power Holdings, Ltd.	804,000	19,456
#	Oriental Watch Holdings, Ltd.	1,604,800	925,908
	Pacific Andes International Holdings, Ltd.	5,262,919	509,184
	Pacific Basin Shipping, Ltd.	7,551,000	3,443,034
*	Pacific Century Premium Developments, Ltd.	4,403,000	666,786
	Pacific Textile Holdings, Ltd.	1,750,000	984,777
	Paliburg Holdings, Ltd.	3,152,830	992,121
*	Pan Asia Environmental Protection Group, Ltd.	1,258,432	124,128
	Paul Y Engineering Group, Ltd.	77,759	8,399
#*	Peace Mark Holdings, Ltd.	2,738,022	—
	Pearl Oriental Innovation, Ltd.	5,886,800	599,538
	Pegasus International Holdings, Ltd.	226,000	35,650
	Pico Far East Holdings, Ltd.	3,910,000	696,139
*	PME Group, Ltd.	6,410,000	173,260
*	PNG Resources Holdings, Ltd.	16,626,362	221,551
	Pokfulam Development Co., Ltd.	234,000	233,657
	Polytec Asset Holdings, Ltd.	10,763,526	942,232
	Public Financial Holdings, Ltd.	3,194,000	1,351,210
	PYI Corp., Ltd.	12,919,134	396,819
*	Pyxis Group, Ltd.	1,936,000	42,364

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
HONG KONG — (Continued)
*	QPL International Holdings, Ltd.	603,000	$16,940
	Raymond Industrial, Ltd.	1,383,400	136,351
	Regal Hotels International Holdings, Ltd.	2,415,800	804,992
*	Richfield Group Holdings, Ltd.	2,624,000	154,366
*	Rising Development Holdings, Ltd.	2,278,000	302,667
	Rivera Holdings, Ltd.	5,710,000	150,673
	Roadshow Holdings, Ltd.	1,456,000	113,571
	Royale Furniture Holdings, Ltd.	1,480,387	448,025
	S.A.S. Dragon Holdings, Ltd.	1,212,000	269,022
#	Sa Sa International Holdings, Ltd.	1,168,000	694,370
	Safety Godown Co., Ltd.	398,000	254,510
	Samling Global, Ltd.	6,160,000	354,096
	Samson Paper Holdings, Ltd.	1,800,000	80,748
*	San Miguel Brewery Hong Kong, Ltd.	612,800	93,197
*	Sanyuan Group, Ltd.	415,000	8,013
	SEA Holdings, Ltd.	1,140,000	503,127
*	SEEC Media Group, Ltd.	136,000	4,664
*	Sheng Yuan Holdings, Ltd.	210,000	12,530
#	Shenyin Wanguo, Ltd.	1,297,500	386,282
	Shenzhen High-Tech Holdings, Ltd.	812,000	46,196
*	Shougang Concord Grand Group, Ltd.	2,451,000	86,267
*	Shougang Concord Technology Holdings, Ltd.	4,201,809	195,624
*	Shun Ho Resources Holdings, Ltd.	483,000	63,036
*	Shun Ho Technology Holdings, Ltd.	1,037,452	131,650
	Shun Tak Holdings, Ltd.	4,333,941	2,029,820
	Sing Tao News Corp., Ltd.	1,974,000	310,544
	Singamas Container Holdings, Ltd.	5,922,000	1,329,703
*	Sino Dragon New Energy Holdings, Ltd.	5,816,000	334,178
*	Sino Gas Group, Ltd.	4,980,000	149,199
*	Sinocan Holdings, Ltd.	350,000	1,757
*	Sinocop Resources Holdings, Ltd.	3,980,000	401,328
*	Sino-Tech International Holdings, Ltd.	27,990,000	323,435
#*	Sinotel Technologies, Ltd.	763,000	80,093
	SIS International Holdings, Ltd.	34,000	11,922
*	Skyfame Realty Holdings, Ltd.	2,737,750	304,440
	SmarTone Telecommunications Holdings, Ltd.	2,051,500	3,794,252
*	SMI Publishing Group, Ltd.	250,511	484
	SOCAM Development, Ltd.	938,771	895,959
*	Solomon Systech International, Ltd.	6,312,000	165,885
*	Soundwill Holdings, Ltd.	12,000	12,953
	South China (China), Ltd.	6,744,000	419,928
	South China Financial Holdings, Ltd.	4,872,000	37,715
*	South China Land, Ltd.	20,847,170	308,451
	Southeast Asia Properties & Finance, Ltd.	289,891	60,134
*	Starlight International Holdings, Ltd.	3,125,325	41,970
	Stella International Holdings, Ltd.	442,074	997,820
	Styland Holdings, Ltd.	129,347	291
*	Success Universe Group, Ltd.	5,552,000	153,980
	Sun Hing Vision Group Holdings, Ltd.	358,000	131,146
	Sun Hung Kai & Co., Ltd.	1,422,621	830,136
#*	Sun Innovation Holdings, Ltd.	10,735,655	187,623
	Sunwah Kingsway Capital Holdings, Ltd.	5,750,000	106,464
*	Sunway International Holdings, Ltd.	866,000	28,278
*	Superb Summit International Timber Co., Ltd.	12,186,600	338,700
#	Sustainable Forest Holdings, Ltd.	10,775,250	271,679
	Synergis Holdings, Ltd.	322,033	28,891
*	Tack Fat Group International, Ltd.	44,480	830
*	Tack Hsin Holdings, Ltd.	1,024,000	306,408
	Tai Cheung Holdings, Ltd.	1,919,000	1,326,205
	Tai Sang Land Development, Ltd.	576,984	213,551
*	Talent Property Group, Ltd.	5,106,420	143,299

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
HONG KONG — (Continued)
	Tan Chong International, Ltd.	1,212,000	$280,493
#	Techtronic Industries Co., Ltd.	4,086,000	3,535,343
*	Termbray Industries International (Holdings), Ltd.	2,304,900	183,544
	Tern Properties Co., Ltd.	51,200	22,068
	Texhong Textile Group, Ltd.	212,000	61,595
	Texwinca Holdings, Ltd.	2,136,000	2,706,129
*	Theme International Holdings, Ltd.	4,130,000	150,600
	Tian Teck Land, Ltd.	1,054,000	911,235
	Tianda Holdings, Ltd.	306,000	17,332
#*	Titan Petrochemicals Group, Ltd.	11,860,000	467,401
*	Tom Group, Ltd.	3,612,000	302,858
	Tongda Group Holdings, Ltd.	10,120,000	315,282
#	Top Form International, Ltd.	2,760,000	147,532
*	Topsearch International Holdings, Ltd.	3,850,000	141,935
	Town Health International Investments, Ltd.	1,175,165	120,885
	Tradelink Electronic Commerce, Ltd.	804,000	101,947
	Transport International Holdings, Ltd.	870,541	1,777,940
	Trinity, Ltd.	1,788,000	1,616,026
	Tristate Holdings, Ltd.	188,000	97,054
*	TSC Group Holdings, Ltd.	1,928,000	258,880
#	Tse Sui Luen Jewellery International, Ltd.	300,000	249,031
	Tungtex Holdings Co., Ltd.	910,000	117,100
	Tysan Holdings, Ltd.	1,040,773	198,922
#	United Laboratories International Holdings, Ltd. (The)	1,948,000	1,503,467
	Universal Technologies Holdings, Ltd.	6,000,000	397,355
*	U-Right International Holdings, Ltd.	4,746,000	8,553
*	Value Convergence Holdings, Ltd.	1,216,000	128,545
#	Value Partners Group, Ltd.	2,678,000	1,540,991
	Van Shung Chong Holdings, Ltd.	2,171,335	119,988
*	Vantage International Holdings, Ltd.	2,778,000	175,495
	Varitronix International, Ltd.	1,072,293	488,221
	Vedan International Holdings, Ltd.	3,272,000	195,975
	Veeko International Holdings, Ltd.	4,423,751	137,936
	Victory City International Holdings, Ltd.	3,225,076	347,435
*	Vision Values Holdings, Ltd.	281,400	6,834
*	Vital Group Holdings, Ltd.	470,000	61,919
	Vitasoy International Holdings, Ltd.	3,623,000	2,557,528
*	Vongroup, Ltd.	10,865,000	52,152
*	VST Holdings, Ltd.	2,312,000	367,850
	Wah Ha Realty Co., Ltd.	278,600	101,462
#*	Wah Nam International Holdings, Ltd.	22,765,720	1,929,225
	Wai Kee Holdings, Ltd.	7,960,738	1,336,802
	Wai Yuen Tong Medicine Holdings, Ltd.	1,664,341	16,492
	Wang On Group, Ltd.	8,391,286	77,639
*	Warderly International Holdings, Ltd.	520,000	32,129
	Water Oasis Group, Ltd.	1,632,000	146,555
	Win Hanverky Holdings, Ltd.	1,712,000	145,799
*	Winfoong International, Ltd.	1,331,000	11,810
#*	Wing Hing International Holdings, Ltd.	7,970,000	303,592
	Wing On Co. International, Ltd.	781,000	1,552,912
	Wing Tai Properties, Ltd.	1,957,331	678,495
*	Winteam Pharmaceutical Group, Ltd.	4,264,000	605,673
*	Wo Kee Hong Holdings, Ltd.	725,000	43,091
	Wong’s International (Holdings), Ltd.	737,641	135,515
	Wong’s Kong King International Holdings, Ltd.	120,000	12,015
	Xingye Copper International Group, Ltd.	1,615,000	228,189
	Y. T. Realty Group, Ltd.	865,000	214,931
	Yangtzekiang Garment, Ltd.	606,500	159,459
	Yau Lee Holdings, Ltd.	534,000	67,909
	Yeebo (International Holdings), Ltd.	572,000	106,136
#	YGM Trading, Ltd.	362,000	845,982

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
HONG KONG — (Continued)
	Yugang International, Ltd.	93,492,000	$618,808
TOTAL HONG KONG			168,120,916

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	4,205
*	Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			4,205

NEW ZEALAND — (5.5%)
	Abano Healthcare Group, Ltd.	26,266	94,479
#	Air New Zealand, Ltd.	2,209,230	1,867,093
	Auckland International Airport, Ltd.	1,384,681	2,614,436
	Cavalier Corp., Ltd.	283,674	662,832
	CDL Investments (New Zealand), Ltd.	395,965	98,518
	Colonial Motor Co., Ltd.	148,846	318,601
	Ebos Group, Ltd.	175,110	976,174
*	Fisher & Paykel Appliances Holdings, Ltd.	3,072,837	1,121,184
	Fisher & Paykel Healthcare Corp., Ltd.	2,659,497	4,946,589
	Freightways, Ltd.	747,545	2,043,139
	Hallenstein Glasson Holdings, Ltd.	242,461	731,171
*	Heartland New Zealand, Ltd.	173,369	72,551
	Hellaby Holdings, Ltd.	344,804	774,852
	Infratil, Ltd.	2,240,331	3,335,483
	Mainfreight, Ltd.	410,596	3,216,458
	Methven, Ltd.	70,490	67,493
	Michael Hill International, Ltd.	1,534,152	1,073,236
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	430,391
	New Zealand Exchange, Ltd.	358,081	673,519
	New Zealand Oil & Gas, Ltd.	1,873,428	1,051,685
	New Zealand Refining Co., Ltd.	614,710	1,574,896
	Northland Port Corp. (New Zealand), Ltd.	217,513	243,451
#	Nuplex Industries, Ltd.	1,009,646	2,118,717
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	4,135,066
	Pumpkin Patch, Ltd.	606,913	340,991
	Pyne Gould Corp., Ltd.	173,369	44,733
*	Pyne Gould Guinness, Ltd.	336,600	111,074
*	Rakon, Ltd.	346,364	192,272
	Restaurant Brands New Zealand, Ltd.	395,866	687,827
*	Richina Pacific, Ltd.	274,180	79,827
*	Rubicon, Ltd.	1,113,829	353,766
	Ryman Healthcare, Ltd.	1,665,657	3,629,957
	Sanford, Ltd.	393,618	1,512,302
	Scott Technology, Ltd.	34,446	43,607
*	Seafresh Fisheries, Ltd.	80,520	1,823
	Skellerup Holdings, Ltd.	274,790	289,834
	Sky City Entertainment Group, Ltd.	2,938,887	8,361,441
	Sky Network Television, Ltd.	940,466	4,163,442
	South Port (New Zealand), Ltd.	30,744	84,538
	Steel & Tube Holdings, Ltd.	389,046	735,053
*	Tenon, Ltd.	19,132	9,764
	Tourism Holdings, Ltd.	274,867	135,085
	Tower, Ltd.	889,946	978,723
*	TrustPower, Ltd.	29,925	175,153
	Vector, Ltd.	968,771	2,020,989
	Warehouse Group, Ltd.	524,171	1,425,476
TOTAL NEW ZEALAND			59,619,691

SINGAPORE — (9.4%)
#*	Abterra, Ltd.	528,800	347,031

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
SINGAPORE — (Continued)
	Advanced Holdings, Ltd.	691,000	$75,532
	Armstrong Industrial Corp., Ltd.	1,236,000	238,628
*	Asiasons Capital, Ltd.	1,023,000	151,277
*	Asiatravel.com Holdings, Ltd.	17,879	4,985
	ASL Marine Holdings, Ltd.	719,600	305,030
	A-Sonic Aerospace, Ltd.	408,996	17,202
	AusGroup, Ltd.	1,915,000	561,265
	Baker Technology, Ltd.	1,272,000	274,669
#*	Ban Joo & Co., Ltd.	2,179,000	12,021
	Banyan Tree Holdings, Ltd.	955,000	596,489
	Beng Kuang Marine, Ltd.	922,000	112,654
	Best World International, Ltd.	221,500	27,989
	Beyonics Technology, Ltd.	6,510,300	1,288,007
#	BH Global Marine, Ltd.	621,000	96,166
*	Biosensors International Group, Ltd.	3,419,237	3,811,638
	Bonvests Holdings, Ltd.	978,000	734,570
	Boustead Singapore, Ltd.	887,000	579,335
#	Breadtalk Group, Ltd.	385,800	157,376
#	Broadway Industrial Group, Ltd.	922,000	247,924
	Brothers Holdings, Ltd.	454,628	65,216
	Bukit Sembawang Estates, Ltd.	409,003	1,266,478
*	Bund Center Investment, Ltd.	1,014,000	131,975
	CEI Contract Manufacturing, Ltd.	432,000	34,405
	Cerebos Pacific, Ltd.	545,000	2,076,105
	CH Offshore, Ltd.	1,539,400	497,971
*	Changjiang Fertilizer Holdings, Ltd.	515	78
	China Aviation Oil Singapore Corp., Ltd.	936,000	708,691
*	China Dairy Group, Ltd.	1,502,000	157,617
*	China Energy, Ltd.	3,110,000	134,129
	China Merchants Holdings Pacific, Ltd.	809,000	371,823
	China Sunsine Chemical Holdings, Ltd.	28,000	5,330
	China XLX Fertiliser, Ltd.	618,000	152,285
	Chip Eng Seng Corp., Ltd.	1,972,800	583,874
	Chosen Holdings, Ltd.	1,202,000	115,535
	Chuan Hup Holdings, Ltd.	3,967,000	689,673
*	Compact Metal Industries, Ltd.	643,000	2,050
#	Creative Technology, Ltd.	272,200	592,314
	CSC Holdings, Ltd.	1,829,000	145,682
	CSE Global, Ltd.	2,046,000	1,362,271
	CWT, Ltd.	1,046,700	867,024
	Datapulse Technology, Ltd.	27,000	4,716
*	Delong Holdings, Ltd.	1,361,000	354,551
*	Digiland International, Ltd.	11,763,000	9,374
	Ellipsiz, Ltd.	123,000	9,027
	EnGro Corp, Ltd.	354,000	227,251
*	Enviro-Hub Holdings, Ltd.	1,445,666	112,445
	Etika International Holdings, Ltd.	179,000	37,962
	Eu Yan Sang International, Ltd.	562,800	336,082
*	Eucon Holdings, Ltd.	1,274,000	19,890
*	euNetworks Group, Ltd.	411,000	4,850
	Ezion Holdings, Ltd.	1,968,000	903,026
#	Ezra Holdings, Ltd.	2,321,000	1,784,785
	F.J. Benjamin Holdings, Ltd.	1,210,000	334,611
	Falcon Energy Group, Ltd.	1,007,000	206,329
*	Federal International 2000, Ltd.	1,675,350	50,047
#	First Resources, Ltd.	2,043,000	2,287,368
	Food Empire Holdings, Ltd.	1,094,400	288,559
*	Fragrance Group, Ltd.	2,749,000	703,431
	Freight Links Express Holdings, Ltd.	4,140,737	195,163
*	Fu Yu Corp., Ltd.	3,544,750	182,422
#*	Gallant Venture, Ltd.	2,386,000	553,124

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
SINGAPORE — (Continued)
	GK Goh Holdings, Ltd.	1,458,000	$843,242
	Global Yellow Pages, Ltd.	299,000	24,335
#*	GMG Global, Ltd.	4,489,000	831,899
	Goodpack, Ltd.	1,160,000	1,546,016
	GP Batteries International, Ltd.	343,000	277,280
	GP Industries, Ltd.	2,872,209	983,127
*	Grand Banks Yachts, Ltd.	250,000	57,778
*	GuocoLand, Ltd.	463,564	697,302
*	GuocoLeisure, Ltd.	1,161,000	558,206
	Guthrie GTS, Ltd.	234,000	88,669
*	Healthway Medical Corp., Ltd.	4,193,776	289,174
	Hersing Corp., Ltd.	1,285,000	245,137
*	HG Metal Manufacturing, Ltd.	426,000	27,720
	Hiap Seng Engineering, Ltd.	612,000	133,203
	Hi-P International, Ltd.	1,203,000	546,815
	Ho Bee Investment, Ltd.	1,063,000	1,078,936
*	Hong Fok Corp., Ltd.	2,769,700	939,296
	Hong Leong Asia, Ltd.	522,000	810,445
	Hotel Grand Central, Ltd.	1,182,535	672,972
	Hotel Properties, Ltd.	1,346,400	2,151,806
	Hour Glass, Ltd.	622,744	552,206
	HTL International Holdings, Ltd.	1,063,843	280,639
#*	Huan Hsin Holdings, Ltd.	1,106,400	272,250
	HupSteel, Ltd.	1,572,875	247,061
	Hwa Hong Corp., Ltd.	2,186,000	778,159
#	Hyflux, Ltd.	2,347,500	2,665,905
	IFS Capital, Ltd.	421,080	127,752
*	Informatics Education, Ltd.	2,722,000	126,384
	InnoTek, Ltd.	846,000	250,019
	Intraco, Ltd.	390,500	61,219
	IPC Corp., Ltd.	724,000	62,105
	Isetan (Singapore), Ltd.	122,500	317,792
	Jadason Enterprises, Ltd.	728,000	33,936
*	Jasper Investments, Ltd.	90,680	4,949
*	Jaya Holdings, Ltd.	1,468,000	557,274
*	JES International Holdings, Ltd.	2,096,000	296,608
*	Jiutian Chemical Group, Ltd.	2,337,000	99,635
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,349,500	275,134
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,343,207
	Khong Guan Flour Milling, Ltd.	35,000	40,724
	Kian Ann Engineering, Ltd.	1,276,000	221,172
	Kian Ho Bearings, Ltd.	664,500	127,488
	Koh Brothers Group, Ltd.	1,312,000	190,796
*	Lafe Corp., Ltd.	1,234,800	56,853
	LC Development, Ltd.	2,631,504	312,182
	Lee Kim Tah Holdings, Ltd.	1,600,000	725,444
*	Lion Asiapac, Ltd.	473,000	67,403
	Lum Chang Holdings, Ltd.	1,042,030	247,473
	M1, Ltd.	1,701,000	3,322,079
#*	Manhattan Resources, Ltd.	960,000	760,219
#*	MarCo. Polo Marine, Ltd.	608,000	177,936
	Memstar Technology, Ltd.	1,114,000	41,137
	Memtech International, Ltd.	1,322,000	104,198
#	Mercator Lines Singapore, Ltd.	555,000	61,380
	Metro Holdings, Ltd.	2,085,792	1,092,788
#	Midas Holdings, Ltd.	4,612,000	1,496,064
*	Mirach Energy, Ltd.	460,000	41,419
	Miyoshi Precision, Ltd.	353,500	19,202
	Multi-Chem, Ltd.	1,263,000	128,493
	Nam Cheong, Ltd.	871,740	84,452

The Asia Pacific Small Company Series
continued

		SHARES	VALUE††
SINGAPORE — (Continued)
	Nera Telecommunications, Ltd.	1,079,000	$308,405
	New Toyo International Holdings, Ltd.	1,624,000	289,332
	Novo Group, Ltd.	55,500	9,288
	NSL, Ltd.	417,000	417,089
#*	Oceanus Group, Ltd.	5,528,000	483,054
#	OKP Holdings, Ltd.	207,000	91,738
	Orchard Parade Holdings, Ltd.	990,359	1,124,995
#	OSIM International, Ltd.	1,356,000	1,333,086
	Ossia International, Ltd.	522,554	55,223
#	Otto Marine, Ltd.	2,451,000	258,888
	Pan Pacific Hotels Group, Ltd.	1,669,500	2,486,716
	Pan-United Corp., Ltd.	2,006,000	696,524
*	Penguin International, Ltd.	400,000	24,868
	Petra Foods, Ltd.	871,000	1,177,343
	Popular Holdings, Ltd.	2,763,650	348,972
	PSC Corp., Ltd.	1,823,419	273,576
	QAF, Ltd.	907,561	431,196
	Qian Hu Corp., Ltd.	674,600	45,374
#	Raffles Education Corp., Ltd.	2,355,593	824,494
#	Raffles Medical Group, Ltd.	773,067	1,374,977
	Rotary Engineering, Ltd.	1,143,600	579,050
	Roxy-Pacific Holdings, Ltd.	214,000	67,738
*	S i2i, Ltd.	13,387,000	616,320
	San Teh, Ltd.	999,087	465,959
*	Sapphire Corp., Ltd.	704,000	89,755
	SBS Transit, Ltd.	953,500	1,333,875
	SC Global Developments, Ltd.	416,000	375,874
*	Seroja Investments, Ltd.	17,767	2,807
	Sim Lian Group, Ltd.	2,070,000	853,522
*	Sinarmas Land, Ltd.	4,095,000	670,881
	Sing Investments & Finance, Ltd.	198,450	228,686
	Singapore Land, Ltd.	60,000	279,584
	Singapore Post, Ltd.	3,458,120	2,815,957
	Singapore Reinsurance Corp., Ltd.	1,514,530	317,185
	Singapore Shipping Corp., Ltd.	1,689,000	247,780
	Singapura Finance, Ltd.	174,062	212,241
	Sinostar PEC Holdings, Ltd.	160,000	15,104
*	Sinwa, Ltd.	388,500	33,839
	SMB United, Ltd.	1,253,000	296,867
#	Sound Global, Ltd.	1,432,000	629,770
	Stamford Land Corp., Ltd.	2,927,000	1,341,727
	Straco Corp., Ltd.	130,000	17,499
	Sunningdale Tech, Ltd.	2,086,000	161,173
#	Sunvic Chemical Holdings, Ltd.	1,056,000	468,167
#	Super Group, Ltd.	1,022,000	1,215,833
	Superbowl Holdings, Ltd.	522,000	111,294
#*	Swiber Holdings, Ltd.	1,697,000	800,557
#*	Swissco Holdings, Ltd.	579,000	93,712
	Tat Hong Holdings, Ltd.	1,116,800	592,401
#	Technics Oil & Gas, Ltd.	583,000	408,744
	Thakral Corp., Ltd.	6,028,000	122,939
#*	Tiger Airways Holdings, Ltd.	1,798,500	1,093,290
	Tiong Woon Corp. Holding, Ltd.	901,000	162,853
*	Transcu Group, Ltd.	4,936,000	196,685
	Trek 2000 International, Ltd.	973,000	236,507
#	Tuan Sing Holdings, Ltd.	3,613,475	838,754
#	UMS Holdings, Ltd.	1,082,000	289,371
#	United Engineers, Ltd.	730,014	1,086,442
#	United Envirotech, Ltd.	1,098,000	303,145
	United Industrial Corp., Ltd.	230,000	493,090
	United Overseas Insurance, Ltd.	187,250	477,720

The Asia Pacific Small Company Series
continued

	SHARES	VALUE††
SINGAPORE — (Continued)
UOB-Kay Hian Holdings, Ltd.	1,475,400	$1,802,916
Venture Corp., Ltd.	431,000	2,298,702
Vicom, Ltd.	120,000	327,593
# WBL Corp., Ltd.	597,000	1,490,487
# Wee Hur Holdings, Ltd.	979,000	216,528
Wheelock Properties, Ltd.	1,210,000	1,540,296
Wing Tai Holdings, Ltd.	1,974,000	2,002,434
Xpress Holdings, Ltd.	3,079,000	80,902
YHI International, Ltd.	1,174,000	284,908
* Yoma Strategic Holdings, Ltd.	132,000	8,489
Yongnam Holdings, Ltd.	3,921,000	727,790
TOTAL SINGAPORE		102,160,701

TOTAL COMMON STOCKS		891,942,006

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Arafura Resources, Ltd. Rights 11/22/11	364,583	3,842
* Centrebet International, Ltd. Litigation Rights	81,336	—
* Industrial Minerals Corp., Ltd. Warrants 06/08/13	545	22
TOTAL AUSTRALIA		3,864

HONG KONG — (0.0%)
* Allied Properties, Ltd. Warrants 06/13/16	2,449,571	40,990

SINGAPORE — (0.0%)
* Sinarmas Land, Ltd. Warrants 11/18/15	877,451	62,935
* Transcu Group, Ltd. Warrants 09/01/13	1,018,000	16,226
TOTAL SINGAPORE		79,161

TOTAL RIGHTS/WARRANTS		124,015

	SHARES/
	FACE
	AMOUNT	VALUE†
	(000)
SECURITIES LENDING COLLATERAL — (18.0%)
§@ DFA Short Term Investment Fund	194,946,384	194,946,384
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
$507,060) to be repurchased at $497,120	$497	497,118
TOTAL SECURITIES LENDING COLLATERAL		195,443,502

TOTAL INVESTMENTS — (100.0%)
(Cost $1,048,582,657)		$1,087,509,523

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2011

		SHARES	VALUE††
COMMON STOCKS — (99.5%)
Consumer Discretionary — (22.6%)
	4imprint Group P.L.C.	96,735	$396,550
*	888 Holdings P.L.C.	87,404	46,174
	Aegis Group P.L.C.	3,302,990	7,250,104
	Aga Rangemaster Group P.L.C.	453,866	555,794
	Arena Leisure P.L.C.	1,368,472	835,738
	Avon Rubber P.L.C.	21,719	106,210
*	Barratt Developments P.L.C.	3,809,758	5,428,184
	Bellway P.L.C.	481,114	5,474,561
*	Berkeley Group Holdings P.L.C. (The)	511,780	10,262,607
	Bloomsbury Publishing P.L.C.	271,841	429,238
	Bovis Homes Group P.L.C.	873,848	6,594,489
	Bwin.Party Digital Entertainment P.L.C.	1,648,895	2,890,559
#	Carpetright P.L.C.	176,546	1,305,026
	Carphone Warehouse Group P.L.C.	417,635	2,349,014
	Centaur Media P.L.C.	556,967	344,391
	Chime Communications P.L.C.	222,427	722,511
	Churchill China P.L.C.	30,000	131,209
	Cineworld Group P.L.C.	58,664	179,236
*	Clinton Cards P.L.C.	740,506	136,923
	Creston P.L.C.	13,626	19,204
	Daily Mail & General Trust P.L.C. Series A	1,068,559	7,147,691
	Debenhams P.L.C.	4,585,455	4,779,639
	Dignity P.L.C.	214,913	2,816,271
*	Dixons Retail P.L.C.	12,217,921	2,319,710
	Domino’s Pizza UK & IRL P.L.C.	225,442	1,653,521
	Dunelm Group P.L.C.	122,119	982,824
*	Enterprise Inns P.L.C.	1,808,533	804,725
	Euromoney Institutional Investor P.L.C.	292,779	3,183,200
*	Findel P.L.C.	4,998,346	307,111
*	Forminster P.L.C.	43,333	2,613
	French Connection Group P.L.C.	373,475	470,749
	Fuller Smith & Turner P.L.C.	129,026	1,446,867
	Future P.L.C.	1,324,863	220,400
	Game Group P.L.C.	1,527,764	473,763
	Games Workshop Group P.L.C.	101,889	712,204
	GKN P.L.C.	3,414,280	10,379,451
	Greene King P.L.C.	1,421,372	10,248,985
	Halfords Group P.L.C.	752,842	3,947,998
	Haynes Publishing Group P.L.C.	14,703	53,219
	Headlam Group P.L.C.	330,383	1,415,107
	Henry Boot P.L.C.	426,786	799,475
#	HMV Group P.L.C.	1,545,882	112,427
	Home Retail Group P.L.C.	2,403,649	3,878,574
	Hornby P.L.C.	154,220	321,344
*	Howden Joinery Group P.L.C.	1,985,001	3,748,715
	Huntsworth P.L.C.	852,060	854,180
	Inchcape P.L.C.	1,915,975	10,215,753
	Informa P.L.C.	2,227,041	12,932,542
*	ITV P.L.C.	8,448,636	8,656,619
*	JD Sports Fashion P.L.C.	120,013	1,608,429
	JD Wetherspoon P.L.C.	462,380	3,200,157
*	JJB Sports P.L.C.	156,013	28,922
	John Menzies P.L.C.	244,534	1,927,674
*	Johnston Press P.L.C.	507,412	39,951
	Kesa Electricals P.L.C.	2,105,278	3,480,437
	Ladbrokes P.L.C.	3,578,739	7,926,071
	Laura Ashley Holdings P.L.C.	1,500,394	480,325
	Lookers P.L.C.	1,097,970	953,238

The United Kingdom Small Company Series
continued

		SHARES	VALUE††
Consumer Discretionary — (Continued)
	Marston’s P.L.C.	2,175,504	$3,382,623
	Mecom Group P.L.C.	200,000	496,967
	Millennium & Copthorne Hotels P.L.C.	1,048,561	7,496,839
*	Mitchells & Butlers P.L.C.	987,029	3,801,743
	Mothercare P.L.C.	342,220	923,322
	N Brown Group P.L.C.	862,304	3,654,064
	Pace P.L.C.	834,489	1,059,376
*	Pendragon P.L.C.	2,428,575	371,246
	Persimmon P.L.C.	1,135,393	9,054,346
	Photo-Me International P.L.C.	3,631	3,604
*	Punch Taverns P.L.C.	2,380,301	401,000
*	Redrow P.L.C.	1,485,274	2,777,962
	Restaurant Group P.L.C.	780,418	3,755,317
	Rightmove P.L.C.	378,372	7,916,679
	Smiths News P.L.C.	705,619	1,085,533
*	Spirit Pub Co. P.L.C.	2,380,301	1,827,527
*	Sportech P.L.C.	329,794	211,801
*	Sports Direct International P.L.C.	670,447	2,469,624
	St. Ives Group P.L.C.	665,998	958,395
*	Stylo P.L.C.	64,096	4,895
*	SuperGroup P.L.C.	29,413	294,381
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	11,523,893	6,820,670
	Ted Baker P.L.C.	149,926	1,797,251
	Thomas Cook Group P.L.C.	3,076,507	2,552,802
	Topps Tiles P.L.C.	810,881	409,022
*	Torotrak P.L.C.	22,750	12,983
*	Trinity Mirror P.L.C.	1,688,565	1,314,893
	TUI Travel P.L.C.	770,956	2,109,652
	UBM P.L.C.	917,439	7,467,863
	UTV Media P.L.C.	230,855	443,437
	Vitec Group P.L.C. (The)	160,303	1,543,814
*	Wagon P.L.C.	237,979	4,783
	WH Smith P.LC	620,413	5,457,360
	Whitbread P.L.C.	103,235	2,743,095
	William Hill P.L.C.	2,873,883	9,975,029
	Wilmington Group P.L.C.	346,234	469,962
#*	Yell Group P.L.C.	6,668,448	387,122
Total Consumer Discretionary			255,445,585

Consumer Staples — (4.1%)
	A.G. Barr P.L.C.	136,709	2,655,108
	Anglo-Eastern Plantations P.L.C.	108,153	1,113,352
	Booker Group P.L.C.	2,013,499	2,434,972
	Britvic P.L.C.	920,135	4,872,566
	Cranswick P.L.C.	199,793	2,219,528
	Dairy Crest Group P.L.C.	560,392	3,107,552
	Devro P.L.C.	654,975	2,586,838
*	European Home Retail P.L.C.	109,256	—
	Fiberweb P.L.C.	482,639	316,914
	Greggs P.L.C.	422,420	3,465,462
*	Hilton Food Group, Ltd.	1,604	7,130
	McBride P.L.C.	832,651	1,825,247
*	McBride P.L.C. Redeemable B Shares	39,967,248	64,263
*	Premier Foods P.L.C.	7,951,806	500,658
	PZ Cussons P.L.C.	1,287,639	7,603,992
	R.E.A. Holdings P.L.C.	49,233	454,065
	Robert Wiseman Dairies P.L.C.	221,312	1,026,273
	Tate & Lyle P.L.C.	1,074,000	11,236,585
	Thorntons P.L.C.	313,060	215,248
	Young & Co.’s Brewery P.L.C.	35,000	291,174

The United Kingdom Small Company Series
continued

		SHARES	VALUE††
Consumer Staples — (Continued)
	Young & Co.’s Brewery P.L.C. Series A	20,936	$226,689
Total Consumer Staples			46,223,616

Energy — (4.7%)
*	Afren P.L.C.	3,944,497	6,238,755
	Anglo Pacific Group P.L.C.	448,773	1,939,193
*	Cadogan Petroleum P.L.C.	89,523	60,002
*	EnQuest P.L.C.	1,922,771	3,324,326
*	Exillon Energy P.L.C.	106,183	510,821
	Fortune Oil P.L.C.	6,170,225	946,455
*	Hardy Oil & Gas P.L.C.	65,370	160,820
*	Heritage Oil P.L.C.	583,397	2,041,911
	Hunting P.L.C.	462,895	4,931,050
	James Fisher & Sons P.L.C.	171,886	1,531,260
	JKX Oil & Gas P.L.C.	456,676	1,154,387
	John Wood Group P.L.C.	1,034,385	10,241,235
	Lamprell P.L.C.	459,120	1,779,769
	Melrose Resources P.L.C.	336,039	601,932
*	Premier Oil P.L.C.	1,778,192	10,468,183
*	Salamander Energy P.L.C.	538,491	1,715,751
*	Soco International P.L.C.	892,380	4,710,888
*	UK Coal P.L.C.	1,470,907	800,384
Total Energy			53,157,122

Financials — (13.4%)
	Aberdeen Asset Management P.L.C.	2,820,342	8,684,151
	Amlin P.L.C.	1,905,352	8,788,141
	Arbuthnot Banking Group P.L.C.	60,497	309,681
	Ashmore Group P.L.C.	1,022,611	5,705,401
*	BCB Holdings, Ltd.	5,979	3,845
	Beazley P.L.C.	2,046,568	4,128,440
	Brewin Dolphin Holdings P.L.C.	926,221	1,872,438
	Capital & Counties Properties P.L.C.	682,254	1,968,921
*	Capital & Regional P.L.C.	1,493,345	814,476
	Catlin Group, Ltd.	1,357,851	8,637,469
	Charles Stanley Group P.L.C.	126,349	595,256
	Charles Taylor Consulting P.L.C.	139,215	289,862
	Chesnara P.L.C.	306,964	953,638
	Close Brothers Group P.L.C.	561,047	6,376,108
	Collins Stewart Hawkpoint P.L.C.	493,302	482,192
	Daejan Holdings P.L.C.	32,842	1,448,701
	Development Securities P.L.C.	460,015	1,434,412
*	DTZ Holdings P.L.C.	224,770	71,480
	Evolution Group P.L.C.	1,034,580	1,434,810
	F&C Asset Management P.L.C.	1,764,254	2,074,987
	GlobeOp Financial Services SA	21,502	98,512
	Hansard Global P.L.C.	16,468	43,694
	Hardy Underwriting Group P.L.C.	161,307	570,073
	Hargreaves Lansdown P.L.C.	616,496	4,954,059
	Helical Bar P.L.C.	657,998	2,105,708
	Henderson Group P.L.C.	3,838,880	7,392,054
	Hiscox, Ltd.	1,562,751	9,550,834
	IG Group Holdings P.L.C.	1,317,769	9,826,558
*	Industrial & Commercial Holdings P.L.C.	5,000	121
	Intermediate Capital Group P.L.C.	892,250	3,493,734
	International Personal Finance P.L.C.	845,821	3,713,360
*	IP Group P.L.C.	393,072	443,883
	Jardine Lloyd Thompson Group P.L.C.	638,821	7,365,218
*	Jupiter Fund Management P.L.C.	92,588	352,381
	Lancashire Holdings, Ltd.	545,449	6,262,160
*	Liontrust Asset Management P.L.C.	129,935	120,354

The United Kingdom Small Company Series
continued

		SHARES	VALUE††
Financials — (Continued)
	London Stock Exchange Group P.L.C.	579,642	$8,368,165
	LSL Property Services P.L.C.	137,031	519,422
*	MWB Group Holdings P.L.C.	379,622	148,650
	Novae Group P.L.C.	212,950	1,003,785
	Phoenix Group Holdings P.L.C.	32,406	271,092
	Provident Financial P.L.C.	541,018	9,615,833
*	Puma Brandenburg, Ltd. Capital Shares	1,193,004	123,807
*	Puma Brandenburg, Ltd. Income Shares	1,193,004	49,523
*	Quintain Estates & Development P.L.C.	959,280	573,252
	Rathbone Brothers P.L.C.	168,876	3,107,508
*	Raven Russia, Ltd.	141,602	125,773
*	Rutland Trust P.L.C.	85,288	—
	S&U P.L.C.	21,140	209,950
	Safestore Holdings P.L.C.	294,888	490,617
	Savills P.L.C.	543,867	2,709,304
	Shore Capital Group, Ltd.	1,193,004	364,796
	St. James’s Place P.L.C.	791,622	4,477,026
	St. Modwen Properties P.L.C.	630,419	1,261,687
	Tullett Prebon P.L.C.	830,878	4,685,140
*	Unite Group P.L.C.	567,169	1,606,760
*	Waterloo Investment Holdings, Ltd.	5,979	673
Total Financials			152,079,875

Health Care — (1.9%)
#*	Alizyme P.L.C.	660,805	42,500
	Assura Group, Ltd.	55,851	35,003
	Axis-Shield P.L.C.	234,766	1,767,600
	Bioquell P.L.C.	90,893	160,248
*	BTG P.L.C.	1,131,735	5,017,212
	Consort Medical P.L.C.	116,271	961,181
	Corin Group P.L.C.	126,637	81,468
	Dechra Pharmaceuticals P.L.C.	238,079	1,878,821
	Genus P.L.C.	192,290	3,165,902
	Hikma Pharmaceuticals P.L.C.	532,214	5,764,299
*	Optos P.L.C.	6,631	21,942
*	Oxford Biomedica P.L.C.	2,821,652	242,118
*	Renovo Group P.L.C.	95,255	22,429
*	Southern Cross Healthcare P.L.C.	191,826	19,277
	Synergy Health P.L.C.	106,913	1,429,399
*	Vectura Group P.L.C.	1,349,073	1,319,507
Total Health Care			21,928,906

Industrials — (30.5%)
*	AEA Technology Group P.L.C.	539,970	17,264
#	Air Partner P.L.C.	37,086	206,537
	Alumasc Group P.L.C.	124,366	284,648
	Ashtead Group P.L.C.	2,124,586	5,286,824
*	Autologic Holdings P.L.C.	80,000	23,032
	Babcock International Group P.L.C.	1,446,405	16,346,634
	Balfour Beatty P.L.C.	2,828,972	11,412,635
	BBA Aviation P.L.C.	2,792,163	7,949,170
	Berendsen P.L.C.	709,591	5,286,736
	Bodycote P.L.C.	1,253,236	5,670,081
	Braemar Shipping Services P.L.C.	81,108	482,355
	Brammer P.L.C.	189,963	825,162
	Bunzl P.L.C.	227,489	2,942,709
	Camellia P.L.C.	2,481	353,821
	Cape P.L.C.	147,406	1,140,986
	Carillion P.L.C.	1,773,138	9,848,482
	Carr’s Milling Industries P.L.C.	35,330	425,412
	Castings P.L.C.	162,757	741,383

The United Kingdom Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
	Charter International P.L.C.	664,438	$9,570,201
	Chemring Group P.L.C.	783,476	6,410,587
	Clarkson P.L.C.	64,187	1,077,461
	Cobham P.L.C.	2,256,164	6,510,754
	Communisis P.L.C.	561,133	228,673
#*	Connaught P.L.C.	307,612	—
	Cookson Group P.L.C.	1,135,834	8,730,616
	Costain Group P.L.C.	139,449	438,000
	De La Rue P.L.C.	387,017	5,242,912
*	easyJet P.L.C.	690,633	3,957,984
*	Eleco P.L.C.	80,000	11,293
	Fenner P.L.C.	715,591	3,903,932
	Firstgroup P.L.C.	1,763,210	9,443,194
	Galliford Try P.L.C.	229,513	1,714,797
	Go-Ahead Group P.L.C.	173,516	3,866,709
*	Hampson Industries P.L.C.	712,146	92,050
	Harvey Nash Group P.L.C.	6,308	6,266
	Hays P.L.C.	5,445,665	6,914,072
*	Helphire P.L.C.	956,560	43,340
	Hogg Robinson Group P.L.C.	142,542	120,459
	Homeserve P.L.C.	1,162,452	6,528,576
	Hyder Consulting P.L.C.	171,164	931,997
	IMI P.L.C.	1,053,765	13,887,888
*	Impellam Group P.L.C.	34,877	156,360
	Interserve P.L.C.	529,664	2,807,051
	Intertek Group P.L.C.	506,207	16,690,015
	Invensys P.L.C.	2,110,010	7,633,539
	ITE Group P.L.C.	1,059,501	3,194,156
	Keller Group P.L.C.	276,404	1,629,137
	Kier Group P.L.C.	152,839	3,447,458
	Latchways P.L.C.	39,288	757,934
	Lavendon Group P.L.C.	500,631	734,886
	Low & Bonar P.L.C.	828,300	596,345
	Management Consulting Group P.L.C.	1,207,875	645,171
	Mears Group P.L.C.	160,046	681,196
	Meggitt P.L.C.	2,465,596	15,216,658
	Melrose P.L.C.	1,583,124	8,361,271
	Michael Page International P.L.C.	1,310,832	8,438,432
	Mitie Group P.L.C.	1,286,774	5,193,280
*	MJ Gleeson Group P.L.C.	195,875	350,354
	Morgan Crucible Co. P.L.C.	1,252,304	5,683,256
	Morgan Sindall P.L.C.	169,608	1,508,754
*	Mouchel Group P.L.C.	469,006	101,074
	National Express Group P.L.C.	1,701,575	6,285,227
*	Northgate P.L.C.	453,699	1,878,151
	PayPoint P.L.C.	105,160	852,521
	Qinetiq P.L.C.	2,474,225	4,637,257
	Regus P.L.C.	3,337,697	4,051,062
*	Renold P.L.C.	20,048	9,672
*	Rentokil Initial P.L.C.	6,753,492	7,788,542
	Ricardo P.L.C.	217,815	1,282,939
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,278,520
	Rotork P.L.C.	366,679	9,890,187
	RPS Group P.L.C.	836,994	2,423,962
	Senior P.L.C.	1,762,689	4,699,945
	Severfield-Rowen P.L.C.	371,550	953,159
	Shanks Group P.L.C.	1,786,148	3,168,547
*	SIG P.L.C.	2,074,440	3,196,261
	Smart (J) & Co. (Contractors) P.L.C.	22,500	135,672
	Speedy Hire P.L.C.	1,262,151	415,851

The United Kingdom Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
	Spirax-SarCo. Engineering P.L.C.	319,520	$9,815,375
	Stagecoach Group P.L.C.	1,718,521	6,831,289
	Sthree P.L.C.	330,670	1,510,365
	T Clarke P.L.C.	148,717	102,127
	Tarsus Group P.L.C.	212,372	437,003
	Travis Perkins P.L.C.	922,110	13,042,544
	Tribal Group P.L.C.	132,810	96,699
*	Trifast P.L.C.	359,985	234,334
	UK Mail Group P.L.C.	197,261	652,009
	Ultra Electronics Holdings P.L.C.	283,178	7,224,994
	UmeCo. P.L.C.	196,406	792,754
#	Volex P.L.C.	229,354	1,118,991
	Vp P.L.C.	167,297	584,623
	Wincanton P.L.C.	479,763	557,300
	WS Atkins P.L.C.	501,683	4,614,757
	WSP Group P.L.C.	276,589	1,022,749
#	XP Power, Ltd.	73,546	1,183,333
Total Industrials			345,470,680

Information Technology — (10.1%)
	Acal P.L.C.	104,729	414,988
	Alphameric P.L.C.	127,141	55,064
*	Alterian P.L.C.	179,139	254,115
	Anite P.L.C.	1,166,924	1,247,869
	Aveva Group P.L.C.	289,692	7,334,814
	Computacenter P.L.C.	446,179	2,727,992
	CSR P.L.C.	683,977	1,983,714
	Dialight P.L.C.	111,362	1,340,507
	Diploma P.L.C.	482,456	2,488,642
	Domino Printing Sciences P.L.C.	455,803	4,186,572
	E2V Technologies P.L.C.	346,435	606,146
	Electrocomponents P.L.C.	1,730,514	6,087,562
	Fidessa Group P.L.C.	137,261	3,582,625
	Halma P.L.C.	1,541,075	8,281,224
*	Imagination Technologies Group P.L.C.	961,901	7,071,566
*	Innovation Group P.L.C.	3,208,091	1,014,103
	Kewill P.L.C.	368,863	406,677
*	Kofax P.L.C.	317,667	1,395,918
	Laird P.L.C.	915,289	2,189,761
	Logica P.L.C.	6,339,968	9,513,413
	Micro Focus International P.L.C.	568,939	3,078,051
*	Misys P.L.C.	1,604,251	7,512,729
	Moneysupermarket.com Group P.L.C.	483,650	817,704
*	NCC Group P.L.C.	694	7,397
	Oxford Instruments P.L.C.	217,414	2,676,982
	Phoenix IT Group, Ltd.	204,552	640,295
	Premier Farnell P.L.C.	1,467,203	4,116,268
	Psion P.L.C.	500,223	402,048
	PV Crystalox Solar P.L.C.	956,033	116,984
	Renishaw P.L.C.	188,423	2,951,907
	RM P.L.C.	363,499	391,222
	SDL P.L.C.	338,168	3,574,969
	Spectris P.L.C.	515,234	10,526,946
	Spirent Communications P.L.C.	2,622,105	5,257,721
*	Telecity Group P.L.C.	633,394	6,082,300
	TT electronics P.L.C.	635,179	1,602,182
#	Vislink P.L.C.	274,226	69,306
*	Wolfson Microelectronics P.L.C.	504,759	950,189
	Xaar P.L.C.	251,590	984,190
*	Xchanging P.L.C.	701,347	767,877
Total Information Technology			114,710,539

The United Kingdom Small Company Series
continued

		SHARES	VALUE†
Materials — (7.3%)
	African Barrick Gold, Ltd.	73,625	$637,671
	British Polythene Industries P.L.C.	102,332	527,324
	Carclo P.L.C.	214,230	1,001,103
*	Centamin Egypt, Ltd.	2,597,619	4,557,087
*	Central Rand Gold, Ltd.	388,384	2,496
	Croda International P.L.C.	520,183	14,624,049
	DS Smith P.L.C.	2,106,170	7,195,643
	Elementis P.L.C.	1,966,934	4,540,691
	Ferrexpo P.L.C.	888,830	4,574,970
	Filtrona P.L.C.	753,961	4,801,881
*	Gem Diamonds, Ltd.	424,075	1,508,644
	Hill & Smith Holdings P.L.C.	289,549	1,240,858
	Hochschild Mining P.L.C.	640,518	4,588,505
*	International Ferro Metals, Ltd.	175,625	59,396
*	Inveresk P.L.C.	125,000	3,316
*	Lonmin P.L.C.	74,647	1,298,202
	Marshalls P.L.C.	721,612	997,620
	Mondi P.L.C.	1,078,021	8,199,053
*	Namakwa Diamonds, Ltd.	6,057	738
	New World Resources P.L.C. Series A	61,691	516,193
	Petropavlovsk P.L.C.	621,750	7,318,337
	Porvair P.L.C.	146,460	217,364
	RPC Group P.L.C.	622,691	3,533,056
#*	Talvivaara Mining Co. P.L.C.	325,263	1,206,473
	Victrex P.L.C.	340,523	6,926,455
	Yule Catto & Co. P.L.C.	831,772	2,270,194
	Zotefoams P.L.C.	96,852	209,979
Total Materials			82,557,298

Telecommunication Services — (2.3%)
	Cable & Wireless Communications P.L.C.	9,309,312	5,410,100
*	Cable & Wireless Worldwide P.L.C.	6,285,045	2,812,350
*	Colt Group SA	1,287,437	2,087,847
*	Inmarsat P.L.C.	758,673	5,723,284
	Kcom Group P.L.C.	2,643,350	3,104,340
	TalkTalk Telecom Group P.L.C.	1,692,557	3,523,642
*	Telecom Plus P.L.C.	265,603	3,158,429
Total Telecommunication Services			25,819,992

Utilities — (2.6%)
	Dee Valley Group P.L.C.	12,109	240,136
	Drax Group P.L.C.	1,479,700	12,880,863
	Pennon Group P.L.C.	1,445,401	16,146,166
Total Utilities			29,267,165
TOTAL COMMON STOCKS			1,126,660,778

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	R.E.A. Holdings P.L.C.	5,414	9,625

RIGHTS/WARRANTS — (0.0%)
*	Management Consulting Group P.L.C. Warrants 12/31/11	52,718	9,536
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe P.L.C. Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS			9,536

The United Kingdom Small Company Series
continued

	SHARES/
	FACE
	AMOUNT	VALUE†
	(000)
SECURITIES LENDING COLLATERAL — (0.5%)
§@ DFA Short Term Investment Fund	3,124,051	$3,124,051
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
11/01/11 (Collateralized by FNM A 3.500%, 11/01/31, valued at
$2,571,372) to be repurchased at $2,520,961	$2,521	2,520,953
TOTAL SECURITIES LENDING COLLATERAL		5,645,004
TOTAL INVESTMENTS — (100.0%)
(Cost $1,103,961,462)		$1,132,324,943

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2011

		SHARES	VALUE††
COMMON STOCKS — (86.7%)
AUSTRIA — (2.1%)
	Agrana Beteiligungs AG	17,322	$1,967,310
	Andritz AG	52,680	4,656,516
#*	A-TEC Industries AG	21,828	25,371
	Atrium European Real Estate, Ltd.	288,925	1,456,338
	Austria Email AG	715	6,913
*	Austria Technologie & Systemtechnik AG	38,157	494,794
	BKS Bank AG	3,120	76,885
	BWT AG	29,870	572,454
*	CA Immobilien Anlagen AG	163,483	2,091,683
*	Constantia Packaging AG Escrow Shares	18,095	—
*	DO & CO Restaurants & Catering AG	203	7,723
*	EAG-Beteiligungs AG	1,650	1,735
#	EVN AG	80,076	1,160,325
#	Flughafen Wien AG	42,954	1,930,640
	Frauenthal Holding AG	12,084	153,681
#*	Intercell AG	104,732	280,126
	Josef Manner & Co. AG	870	60,251
#	Kapsch TrafficCom AG	12,655	948,214
#	Lenzing AG	32,907	3,494,771
#	Mayr-Melnhof Karton AG	32,872	3,043,114
	Oberbank AG	37,973	2,468,629
#	Oesterreichischen Post AG	105,958	3,195,653
#	Palfinger AG	48,572	1,000,134
#*	Polytec Holding AG	34,049	305,936
#	RHI AG	98,844	2,150,752
	Rosenbauer International AG	12,941	533,460
*	S IMMO AG	113,456	665,465
*	S&T System Integration & Technology Distribution AG	6,318	21,362
#	Schoeller-Bleckmann Oilfield Equipment AG	35,247	2,784,922
	Semperit Holding AG	29,431	1,272,608
*	Strabag SE	101,540	3,122,214
	UBM Realitaetenentwicklung AG	1,440	49,813
#	Uniqa Versicherungen AG	184,842	2,876,601
#*	Warimpex Finanz und Beteiligungs AG	10,047	16,858
#	Wienerberger AG	343,922	4,155,389
	Wolford AG	11,252	417,629
#	Zumtobel AG	85,416	1,769,642
TOTAL AUSTRIA			49,235,911

BELGIUM — (2.9%)
*	Ablynx NV	69,930	369,701
	Ackermans & van Haaren NV	87,214	7,026,076
*	Agfa-Gevaert NV	598,923	1,496,095
	Arseus NV	48,662	773,048
	Atenor Group NV	2,205	86,177
	Banque Nationale de Belgique SA	952	3,031,378
	Barco NV	55,666	3,010,093
#	Bekaert SA	15,700	696,824
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	256,192
	Compagnie d’Entreprises SA	41,428	2,325,908
*	Compagnie du Bois Sauvage SA	87	4
	Compagnie Immobiliere de Belgique SA	10,535	370,766
	Compagnie Maritime Belge SA	64,746	1,518,232
#*	Deceuninck NV	268,523	421,568
#*	Devgen NV	38,445	262,258
*	D’ieteren SA	129,060	7,344,614
	Duvel Moorgat SA	8,799	838,576
	Econocom Group SA	65,485	1,158,516

The Continental Small Company Series
continued

		SHARES	VALUE††
BELGIUM — (Continued)
	Elia System Operator SA	124,286	$5,043,453
#*	Euronav SA	86,554	382,928
	EVS Broadcast Equipment SA	35,362	1,809,804
	Exmar NV	132,340	993,833
	Floridienne SA	2,033	380,977
*	Galapagos NV	44,568	375,096
	Gimv NV	13,874	706,397
	Hamon & Compagnie International SA	3,876	97,629
	Henex SA	5,455	330,228
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	224,095
	Ion Beam Applications SA	79,751	622,465
	Jensen-Group NV	12,030	141,679
*	Kinepolis Group NV	13,363	1,036,017
#	Lotus Bakeries NV	1,361	773,992
#	Melexis NV	93,665	1,317,195
#	Nyrstar NV	545,316	4,769,202
#	Omega Pharma SA	85,437	4,034,256
*	Option NV	61,536	33,236
*	Picanol NV	16,620	229,231
*	RealDolmen NV	6,745	167,492
	Recticel SA	62,884	428,681
	Resilux SA	4,095	305,376
	Rosier SA	655	244,683
	Roularta Media Group NV	8,180	172,497
*	SAPEC SA	3,531	229,807
	Sioen Industries NV	52,140	390,037
	Sipef NV	25,469	2,010,085
	Softimat SA	25,531	134,236
*	Spector Photo Group SA	8,349	5,542
	Telenet Group Holding NV	35,417	1,366,038
	Ter Beke NV	2,281	166,061
	Tessenderlo Chemie NV	103,618	3,215,078
#*	ThromboGenics NV	86,580	2,268,336
*	TiGenix NV	22,164	25,463
	Van de Velde NV	27,539	1,344,271
	VPK Packaging Group SA	12,084	480,192
TOTAL BELGIUM			67,241,614

DENMARK — (2.6%)
*	Aarhus Lokalbank A.S.	7,872	7,406
*	Aktieselskabet Skjern Bank A.S.	3,276	54,405
*	Alk-Abello A.S.	24,459	1,449,337
*	Alm. Brand A.S.	466,665	676,583
*	Amagerbanken A.S.	647,900	—
	Ambu A.S. Series B	23,899	549,110
*	Arkil Holdings A.S. Series B	780	67,699
	Auriga Industries A.S. Series B	96,829	1,492,494
*	Bang & Olufsen Holdings A.S.	128,288	1,495,066
*	Bavarian Nordic A.S.	66,632	490,267
#	BoConcept Holding A.S.	5,650	98,854
	Brodrene Hartmann A.S. Series B	11,730	209,946
*	Brondbyernes IF Fodbold A.S. Series B	13,508	42,947
#	D/S Norden A.S.	98,813	2,881,866
*	Dalhoff Larsen & Horneman A.S.	40,950	62,188
*	Dantherm Holding A.S.	3,547	9,267
	DFDS A.S.	18,568	1,236,803
*	DiBa Bank A.S.	423	2,596
*	Djursland Bank A.S.	8,970	232,311
#	East Asiatic Co., Ltd. A.S.	55,571	1,301,995
*	F.E. Bording A.S.	600	47,419
*	Fionia Holding A.S.	17,880	—

The Continental Small Company Series
continued

		SHARES	VALUE††
DENMARK — (Continued)
	Fluegger A.S. Series B	4,198	$272,981
*	Genmab A.S.	140,715	821,899
	GN Store Nord A.S.	798,612	5,885,792
*	GPV Industri A.S. Series B	2,200	12,273
	Gronlandsbanken A.S.	768	46,417
*	H&H International A.S. Series B	17,280	136,290
	Harboes Bryggeri A.S.	12,252	214,625
	Hojgaard Holding A.S. Series B	2,750	56,796
	IC Companys A.S.	35,278	935,271
*	Incentive A.S.	3,575	12,299
	Jeudan A.S.	4,620	320,312
*	Jyske Bank A.S.	162,232	4,715,477
	Lan & Spar Bank A.S.	5,150	260,967
*	Lastas A.S. Series B	10,870	67,463
	Lollands Bank A.S.	310	6,354
*	Mols-Linien A.S.	27,490	60,732
*	NeuroSearch A.S.	79,539	300,378
#	NKT Holding A.S.	92,105	3,495,503
	Nordjyske Bank A.S.	17,600	245,066
	Norresundby Bank A.S.	7,350	211,709
	North Media A.S.	36,665	190,654
*	Ostjydsk Bank A.S.	3,405	112,622
#*	Parken Sport & Entertainment A.S.	33,556	506,890
	Per Aarsleff A.S. Series B	6,080	473,912
	Ringkjoebing Landbobank A.S.	16,422	1,793,257
	Roblon A.S. Series B	540	60,036
#	Rockwool International A.S. Series B	12,814	1,250,456
	Royal Unibrew A.S.	37,715	1,968,820
*	Salling Bank A.S.	430	22,599
	Schouw & Co. A.S.	74,017	1,612,934
	SimCorp A.S.	17,973	3,080,043
*	Sjaelso Gruppen A.S.	78,110	21,052
*	SKAKO A.S.	1,577	5,532
	Solar Holdings A.S. Series B	16,132	664,449
*	Spar Nord Bank A.S.	124,439	873,134
*	Sparbank A.S.	10,930	69,036
*	Sparekassen Faaborg A.S.	1,972	95,322
	Sydbank A.S.	279,299	5,172,253
	Thrane & Thrane A.S.	15,703	738,327
	Tivoli A.S.	969	521,153
#*	TK Development A.S.	153,640	419,460
*	Topdanmark A.S.	53,386	8,789,962
#*	TopoTarget A.S.	378,484	129,444
#*	Topsil Semiconductor Materials A.S.	194,350	16,571
#*	Torm A.S.	123,250	135,008
	United International Enterprises A.S.	2,256	246,475
*	Vestjysk Bank A.S.	27,573	149,771
TOTAL DENMARK			59,606,335

FINLAND — (5.8%)
	Ahlstrom Oyj	21,405	369,026
	Aktia Oyj Series A	7,053	55,484
#	Alma Media Oyj	277,852	2,420,489
	Amer Sports Oyj Series A	421,831	5,808,883
	Aspo Oyj	77,875	747,830
	Atria P.L.C.	17,705	155,125
*	Bank of Aland P.L.C. Series B	22,078	293,275
	BasWare Oyj	34,550	885,841
#*	Biotie Therapies Corp. Oyj	774,610	505,561
	Cargotec Oyj Series B	132,519	4,434,610
*	Citycon Oyj	384,363	1,415,552

The Continental Small Company Series
continued

		SHARES	VALUE††
FINLAND — (Continued)
*	Componenta Oyj	34,813	$184,791
*	Comptel P.L.C.	324,863	299,331
	Cramo Oyj	155,694	1,848,782
	Digia P.L.C.	55,020	223,877
*	Efore Oyj	114,965	142,929
*	Elcoteq SE	3,041	968
*	Elektrobit Corp. Oyj	2,476	1,608
#	Elisa Oyj	494,801	10,431,808
*	eQ P.L.C.	67,120	152,138
	Etteplan Oyj	62,600	185,724
*	Finnair Oyj	264,846	1,036,807
*	Finnlines Oyj	124,906	1,282,329
	Fiskars Oyj Abp	181,663	3,626,860
#	F-Secure Oyj	463,536	1,374,498
*	GeoSentric Oyj	244,900	3,389
*	Glaston Oyj Abp	131,940	108,619
	HKScan Oyj Series A	99,158	791,281
	Huhtamaki Oyj	362,987	4,146,975
	Ilkka-Yhtyma Oyj	61,503	549,746
#	KCI Konecranes Oyj	245,559	5,589,266
#	Kemira Oyj	368,427	5,045,993
	Kesko Oyj Series B	107,555	3,817,582
	Laennen Tehtaat Oyj	18,920	379,460
	Lassila & Tikanoja Oyj	125,791	1,961,816
	Lemminkainen Oyj	21,103	589,345
#*	M-real Oyj Series B	1,549,706	3,356,158
*	Neo Industrial Oyj	16,402	66,442
*	Neste Oil Oyj	258,824	3,131,542
	Nordic Aluminium Oyj	10,440	395,875
	Okmetic Oyj	54,904	373,228
	Olvi Oyj Series A	62,708	1,347,282
#	Oriola-KD Oyj Series A	5,045	14,116
	Oriola-KD Oyj Series B	323,025	898,352
	Orion Oyj Series A	128,371	2,614,864
	Orion Oyj Series B	337,043	7,013,846
#	Outokumpu Oyj	381,565	3,225,000
	Outotec Oyj	133,044	6,176,081
	PKC Group Oyj	55,424	917,393
	Pohjola Bank P.L.C. Series A	403,547	4,640,145
	Ponsse Oyj	25,336	257,541
#	Poyry Oyj	187,165	1,689,469
	Raisio P.L.C. Series V	490,304	1,583,025
	Ramirent Oyj	314,761	2,694,084
	Rapala VMC Oyj	113,258	874,243
	Rautaruukki Oyj Series K	323,076	3,443,713
	Raute Oyj Series A	10,390	100,740
	Ruukki Group Oyj	604,909	814,574
	Saga Furs Oyj	8,490	190,129
#	Sanoma Oyj	276,990	3,716,138
	Sievi Capital P.L.C.	123,479	359,104
*	SRV Group P.L.C.	7,277	44,296
	Stockmann Oyj Abp Series A	43,914	907,723
#	Stockmann Oyj Abp Series B	107,109	1,903,705
*	Technopolis Oyj	121,527	572,243
#	Teleste Oyj	53,559	233,376
	Tieto Oyj	291,983	4,622,834
	Tikkurila Oyj	118,741	2,308,117
	Tulikivi Oyj	79,440	86,373
#	Uponor Oyj Series A	217,678	2,252,087
	Vacon Oyj	45,190	2,275,532
	Vaisala Oyj Series A	39,132	942,666

The Continental Small Company Series
continued

		SHARES	VALUE††
FINLAND — (Continued)
	Viking Line Abp	10,400	$334,348
	Yit Oyj	390,890	6,168,452
TOTAL FINLAND			133,412,434

FRANCE — (10.1%)
	ABC Arbitrage SA	26,282	235,042
#*	Air France-KLM	237,715	1,805,272
#	Akka Technologies SA	7,320	173,395
	Ales Groupe SA	32,239	495,074
*	Altamir Amboise SA	55,025	509,486
	ALTEN SA	68,354	1,946,468
#*	Altran Technologies SA	676,432	3,426,985
	April SA	74,171	1,288,362
#*	Archos SA	32,722	311,025
*	Arkema SA	139,427	9,475,335
*	Artprice.com SA	3,246	152,698
	Assystem	55,571	1,010,015
#*	Atari SA	33,339	62,349
	AtoS	105,405	5,095,777
	Aubay SA	10,285	73,367
#	Audika SA	21,251	469,829
#	Aurea SA	3,551	30,022
*	Avanquest Software SA	5,228	12,549
*	Avenir Telecom SA	17,841	16,056
*	Axway Software SA	22,982	470,643
*	Baccarat SA	1,090	235,475
	Banque Tarneaud SA	1,430	195,468
	Beneteau SA	179,820	2,565,971
#*	Bigben Interactive SA	10,448	109,939
*	BioAlliance Pharma SA	20,080	102,409
	Boiron SA	28,682	816,191
	Boizel Chanoine Champagne SA	7,266	526,768
	Bonduelle SCA	13,650	1,232,517
	Bongrain SA	34,266	2,430,916
#	Bourbon SA	182,469	5,064,639
*	Boursorama SA	42,063	363,907
*	Bull SA	309,488	1,463,262
	Burelle SA	3,894	1,023,495
	Cafom SA	5,092	58,429
	CBo Territoria SA	28,320	111,864
	Cegedim SA	16,591	492,177
	CEGID Group SA	4,416	103,259
	CFAO SA	25,339	978,797
*	Cie des Alpes	1,055	26,586
*	Cie Generale de Geophysique - Veritas SA	142,257	3,108,230
	Ciments Francais SA	4,853	428,613
*	Club Mediterranee SA	75,641	1,429,822
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	90,755
*	CS Communication & Systemes SA	7,643	28,144
	Damartex SA	21,101	597,591
	Derichebourg SA	548,515	2,184,779
	Devoteam SA	13,383	231,272
*	Dynaction SA	13,501	127,170
*	Eiffage SA	11,355	385,123
	Electricite de Strasbourg SA	21,886	3,144,713
	Entrepose Contracting SA	889	99,296
	ESSO SA Francaise	9,411	968,707
	Establissements Maurel et Prom SA	323,678	6,507,280
*	Etam Developpement SA	1,148	21,226
	Euler Hermes SA	37,816	2,730,174
#*	Euro Disney SCA	138,383	951,289

The Continental Small Company Series
continued

		SHARES	VALUE††
FRANCE — (Continued)
#	Eurofins Scientific SA	10,894	$978,566
	Exel Industries SA Series A	10,680	546,537
	Faiveley Transport SA	9,465	647,689
	Faurecia SA	87,585	2,315,764
	Fimalac SA	31,490	1,311,019
	Fleury Michon SA	4,694	191,392
	Flo Groupe SA	29,358	192,501
#*	GameLoft SA	72,585	403,344
*	Gascogne SA	6,907	311,677
	Gaumont SA	14,043	663,499
#*	GECI International SA	59,392	129,936
	Gemalto NV	109,597	4,984,962
	Gevelot SA	3,584	255,992
*	GFI Informatique SA	134,770	550,893
	GL Events SA	20,234	513,350
	GPE Groupe Pizzorno SA	5,200	101,272
	Groupe Crit SA	24,255	516,907
*	Groupe Go Sport SA	1,695	23,449
	Groupe Gorge SA	18,510	192,289
	Groupe Guillin SA	1,200	92,703
*	Groupe Open SA	27,590	181,000
*	Groupe Partouche SA	47,224	114,994
#	Groupe Steria SCA	71,983	1,372,959
	Guerbet SA	6,577	645,278
#	Guyenne et Gascogne SA	25,083	2,873,344
*	Haulotte Group SA	61,352	684,893
	Havas SA	1,237,226	5,326,202
*	Hi-Media SA	100,249	357,850
*	Idsud SA	2,227	72,059
	Ingenico SA	118,736	4,693,902
	Interparfums SA	11,184	337,915
*	Ipsen SA	55,251	1,823,442
	Ipsos SA	89,607	2,932,159
*	Jacquet Metal Service SA	48,141	669,199
*	Kaufman & Broad SA	3,733	74,535
	Korian SA	8,204	159,053
	Laurent-Perrier SA	12,546	1,292,502
	LDC SA	19	1,959
	Lectra SA	83,499	629,273
	Lisi SA	16,907	1,364,230
*	LVL Medical Groupe SA	18,786	317,958
	M6 Metropole Television SA	155,729	2,662,141
	Maisons France Confort SA	5,260	187,609
#*	Manitou BF SA	48,911	982,231
	Manutan International SA	14,553	746,168
*	Medica SA	11,566	230,359
	Mersen SA	64,007	2,498,711
#*	METabolic EXplorer SA	3,034	15,396
	MGI Coutier SA	2,753	154,731
	Montupet SA	1,081	5,876
	Mr. Bricolage SA	30,731	449,676
#	Naturex SA	11,133	845,142
#	Neopost SA	91,985	6,996,144
#	Nexans SA	131,823	8,292,007
	Nexity SA	83,910	2,417,512
#*	NicOx SA	13,013	19,389
	Norbert Dentressangle SA	20,989	1,860,590
*	NRJ Group SA	12,748	125,678
	Oeneo SA	113,285	296,792
	Orpea SA	101,314	4,359,288
	Osiatis SA	1,400	10,096

The Continental Small Company Series
continued

		SHARES	VALUE††
FRANCE — (Continued)
#	PagesJaunes Groupe SA	384,634	$1,641,194
	Paris Orleans et Cie SA	2,265	51,380
*	Parrot SA	17,614	414,851
	Pierre & Vacances SA	18,411	717,369
	Plastic Omnium SA	95,424	2,652,877
	Plastivaloire SA	4,552	114,418
	PSB Industries SA	8,438	286,029
	Rallye SA	95,651	3,058,226
*	Recylex SA	55,481	246,572
	Remy Cointreau SA	82,777	6,781,256
	Robertet SA	3,167	543,728
#*	Rodriguez Group SA	31,298	140,303
	Rougier SA	6,115	245,362
	Rubis SA	75,949	4,316,083
*	Rue du Commerce SA	136	1,685
*	Sa des Ciments Vicat SA	21,047	1,375,486
	Sabeton SA	13,500	241,006
	Saft Groupe SA	75,425	2,291,721
	Samse SA	8,342	692,082
	Sartorius Stedim Biotech SA	2,950	199,463
	SEB SA	286	23,977
	Seche Environnement SA	3,547	160,903
#	Sechilienne SA	60,146	1,121,939
	Securidev SA	2,500	126,338
#	Sequana SA	46,996	287,618
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	160,497
	Societe BIC SA	74,331	6,633,340
	Societe d’Edition de Canal Plus SA	306,742	1,865,560
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco
	SA	46,150	2,561,492
	Societe Internationale de Plantations d’Heveas SA	2,482	271,427
	Societe Pour l’Informatique Industrielle SA	40,908	265,159
*	Societe Television Francaise 1 SA	204,984	2,752,300
#*	Soitec SA	383,996	1,916,259
	Somfy SA	21,738	5,182,199
	Sopra Group SA	22,982	1,457,404
*	Spir Communication SA	934	35,300
#*	ST Dupont SA	88,031	56,001
*	Stallergenes SA	846	55,075
#*	Ste Industrielle d’Aviation Latecoere SA	12,186	148,567
	STEF-TFE SA	29,121	1,471,842
*	Store Electronic SA	118	1,723
	Sucriere de Pithiviers Le Vieil SA	1,745	3,986,931
*	Sword Group SA	10,447	188,315
	Synergie SA	54,902	686,065
#*	Technicolor SA	321,494	870,458
	Teleperformance SA	181,538	3,833,091
	Tessi SA	5,050	438,404
#*	Theolia SA	264,526	375,863
	Tonnellerie Francois Freres SA	3,839	149,638
	Total Gabon SA	523	220,112
	Touax SA	1,317	43,476
	Toupargel Groupe SA	111	1,764
#*	Transgene SA	11,052	133,620
	Trigano SA	23,420	426,789
#*	UbiSoft Entertainment SA	225,444	1,350,483
	Union Financiere de France Banque SA	16,828	499,552
	Valeo SA	229,231	11,506,324
	Viel et Compagnie SA	158,130	631,851
#	Vilmorin & Cie SA	20,195	2,218,324
	Virbac SA	17,494	3,022,271
#*	Vivalis SA	11,168	92,255

The Continental Small Company Series
continued

		SHARES	VALUE††
FRANCE — (Continued)
	VM Materiaux SA	6,914	$292,803
	Vranken Pommery Monopole SA	14,162	574,879
	Zodiac Aerospace SA	89,170	6,991,700
*	Zueblin Immobiliere France SA	1,365	5,037
TOTAL FRANCE			233,106,001

GERMANY — (12.8%)
	A.S. Creation Tapeton AG	6,853	218,222
*	AAP Implantate AG	47,250	59,408
*	Aareal Bank AG	423,110	8,478,484
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	283
#*	ADVA AG Optical Networking	128,074	756,576
	AGROB Immobilien AG	5,800	70,947
#*	Air Berlin P.L.C.	117,774	430,956
#	Aixtron SE	314,748	4,456,496
*	Aligna AG	318,087	11,444
*	Allgeier Holding AG	1,692	26,143
	Amadeus Fire AG	16,192	619,125
*	Andreae-Noris Zahn AG	26,412	1,044,867
#*	Asian Bamboo AG	29,133	432,614
	AUGUSTA Technologie AG	28,595	621,970
	Aurubis AG	152,783	8,620,221
	Baader Bank AG	132,511	400,304
#*	Balda AG	127,634	905,048
	Bauer AG	22,556	520,127
#	BayWa AG	20,761	914,150
	Bechtle AG	41,242	1,538,538
#	Bertrandt AG	23,001	1,289,810
*	Beta Systems Software AG	8,550	21,941
	Bilfinger Berger SE	162,980	14,547,368
*	Biolitec AG	26,843	82,863
	Biotest AG	20,784	1,194,442
*	BKN International AG	33,408	786
*	BMP Media Vestors AG	43,506	40,090
*	Borussia Dortmund GmbH & Co. KGaA	208,512	620,368
#	Carl Zeiss Meditec AG	86,687	1,651,939
*	CAT Oil AG	47,541	304,367
	Celesio AG	119,149	1,879,200
	CENIT AG	1,487	9,952
*	Centrosolar Group AG	20,542	51,986
	Centrotec Sustainable AG	42,634	827,207
#	Centrotherm Photovoltaics AG	28,152	531,158
	Cewe Color Holding AG	15,268	593,663
*	Colonia Real Estate AG	2,965	13,909
#	Comdirect Bank AG	139,558	1,440,160
#	CompuGroup Medical AG	14,015	180,363
#*	Conergy AG	221,174	94,603
#*	Constantin Medien AG	359,780	747,892
	CropEnergies AG	53,810	396,220
	CTS Eventim AG	106,100	3,507,457
*	Curanum AG	100,137	297,139
	DAB Bank AG	130,043	556,485
	Data Modul AG	11,455	194,882
	Delticom AG	6,024	671,218
	Deufol AG	113,203	171,620
	Deutsche Beteiligungs AG	29,695	634,475
	Deutsche Wohnen AG	194,621	2,865,477
*	Deutz AG	263,835	1,649,888
#*	Dialog Semiconductor P.L.C.	166,323	3,201,672
	DIC Asset AG	13,115	119,630
	Dierig Holding AG	10,500	170,932

The Continental Small Company Series
continued

		SHARES	VALUE††
GERMANY — (Continued)
#	Douglas Holding AG	105,346	$4,255,553
	Dr. Hoenle AG	14,858	217,100
	Draegerwerk AG & Co. KGaA	921	73,157
	Drillisch AG	158,285	1,810,038
	Duerr AG	36,111	1,574,362
	DVB Bank SE	173,470	5,679,236
	Eckert & Ziegler AG	6,924	254,562
#	Elmos Semiconductor AG	34,592	369,172
#	ElreingKlinger AG	105,909	2,922,403
#*	Epigenomics AG	5,535	31,228
	Erlus AG	2,970	121,100
#*	Euromicron AG	6,147	172,172
	Euwax AG	17,978	1,220,218
*	Evotec AG	1,165,338	3,901,874
#	Fielmann AG	52,283	5,493,398
*	First Sensor AG	3,931	54,693
*	FJA AG	217	463
#	Freenet AG	372,758	4,805,524
#	Fuchs Petrolub AG	139,623	6,591,425
#*	GAGFAH SA	281,532	1,803,131
	GBW AG	28,417	673,744
	Gerresheimer AG	89,828	3,980,890
	Gerry Weber International AG	89,108	2,766,373
*	Gesco AG	10,010	807,227
	GFK SE	72,083	3,333,216
	GFT Technologies AG	66,050	251,872
#*	Gigaset AG	125,274	447,806
*	Gildemeister AG	120,934	1,756,181
#*	Grammer AG	32,013	586,614
	Grenkeleasing AG	33,471	1,842,093
	H&R AG	21,428	467,355
	Hamborner REIT AG	28,257	245,966
#	Hamburger Hafen und Logistik AG	55,006	1,691,178
#*	Hansa Group AG	146,815	807,804
	Hawesko Holding AG	19,463	899,359
#*	Heidelberger Druckmaschinen AG	734,833	1,443,449
*	Homag Group AG	13,586	158,895
*	IKB Deutsche Industriebank AG	21,843	14,840
	Indus Holding AG	45,532	1,188,274
	Innovation in Traffic Systems AG	23,949	569,632
#	Interseroh SE	21,642	1,517,948
#*	Intershop Communications AG	62,598	211,747
	Isra Vision Systems AG	10,917	241,656
*	IVG Immobilien AG	480,972	2,143,529
*	Jenoptik AG	162,963	1,076,789
*	Kampa AG	35,505	3,193
	Kloeckner & Co. SE	341,221	5,085,802
#	Koenig & Bauer AG	6,358	99,664
	Kontron AG	189,937	1,344,350
#	Krones AG	72,618	3,701,907
	KSB AG	3,584	2,270,480
#*	Kuka AG	102,786	1,955,717
	KWS Saat AG	17,224	3,512,270
	Leifheit AG	12,500	286,178
	Leoni AG	115,635	4,827,488
*	Loewe AG	25,187	109,636
#	LPKF Laser & Electronics AG	20,347	287,806
#*	Manz AG	5,470	164,546
#*	Masterflex AG	19,347	138,096
*	Maxdata Computer AG	94,120	15,758
	Mediclin AG	119,554	619,472

The Continental Small Company Series
continued

		SHARES	VALUE††
GERMANY — (Continued)
#*	Medigene AG	87,499	$117,182
#	Mensch und Maschine Software AG	27,532	188,118
#	MLP AG	216,957	1,459,522
*	Mobotix AG	562	50,119
*	Mologen AG	24,513	249,631
*	Morphosys AG	62,322	1,518,325
#*	MPC Muenchmeyer Petersen Capital AG	5,101	13,949
	MTU Aero Engines Holding AG	176,697	11,832,506
#	Muehlbauer Holding & Co. AG	14,905	567,892
#	MVV Energie AG	114,055	3,783,688
	Nemetschek AG	24,668	948,576
*	Nexus AG	33,813	319,348
#*	Nordex SE	126,718	783,583
#	OHB AG	35,659	615,302
	Oldenburgische Landesbank AG	4,234	178,050
	P&I Personal & Informatik AG	17,889	653,220
*	Patrizia Immobilien AG	34,823	190,877
	Pfeiffer Vacuum Technology AG	34,071	3,443,404
*	Pfleiderer AG	108,541	57,393
#*	Phoenix Solar AG	15,055	105,587
	PNE Wind AG	167,451	377,286
#	Praktiker AG	195,237	772,922
	Progress-Werk Oberkirch AG	6,250	282,853
#	PSI AG Gesellschaft Fuer Produkte und Systeme der
	Informationstechnologie	30,993	729,187
	PVA TePla AG	46,019	226,459
#*	Q-Cells SE	226,583	224,988
*	QSC AG	306,094	1,006,197
	R Stahl AG	14,410	471,760
#	Rational AG	15,420	3,550,159
*	REALTECH AG	13,541	108,061
	Renk AG	18,838	1,757,478
	Repower Systems SE	4,765	943,176
	Rheinmetall AG	126,352	6,700,932
	Rhoen-Klinikum AG	406,308	8,107,235
*	Roth & Rau AG	216	6,538
	Ruecker AG	18,949	256,202
	S.A.G. Solarstrom AG	21,788	103,389
*	SAF-Holland SA	54,481	335,967
	Schaltbau Holding AG	1,557	164,894
*	Sedo Holding AG	69,691	212,626
	Sektkellerei Schloss Wachenheim AG	14,520	148,608
*	SER Systems AG	9,400	221
#*	SGL Carbon SE	229,387	14,257,094
#*	Singulus Technologies AG	236,814	900,922
	Sinner AG	2,660	51,872
	Sixt AG	81,198	1,705,464
*	SKW Stahl-Metallurgie Holding AG	14,708	296,064
*	Sky Deutschland AG	1,051,866	3,099,550
*	SM Wirtschaftsberatungs AG	18,841	123,182
#*	SMA Solar Technology AG	13,470	809,594
#*	SMT Scharf AG	942	27,012
	Software AG	192,899	7,988,782
#*	Solar Millennium AG	34,471	109,214
*	Solar-Fabrik AG	13,966	45,826
#	Solarworld AG	285,203	1,391,755
*	Solon SE	24,350	44,513
	Stada Arzneimittel AG	185,987	4,492,842
	STINAG Stuttgart Invest AG	35,003	772,648
	Stoehr & Co. AG	6,000	27,892
	STRATEC Biomedical AG	27,909	1,133,004
*	Sunways AG	15,188	45,890

The Continental Small Company Series
continued

		SHARES	VALUE††
GERMANY — (Continued)
#*	Suss Microtec AG	59,969	$628,585
	Symrise AG	330,233	8,548,072
	Syzygy AG	30,656	143,426
*	TAG Immobilien AG	137,518	1,174,133
	Takkt AG	126,507	1,608,901
*	TDS Informationstechnologie AG	89,063	506,290
	Telegate AG	16,807	136,537
*	Tipp24 SE	7,589	353,250
#*	Tom Tailor Holding AG	6,943	108,028
	Tomorrow Focus AG	113,715	605,594
#*	TUI AG	468,655	3,056,971
	UMS United Medical Systems International AG	7,531	63,493
	UmweltBank AG	17,805	587,925
	United Internet AG	11,771	231,962
	VBH Holding AG	9,415	47,647
#*	Verbio AG	50,804	235,272
#	Vossloh AG	37,975	3,970,068
	VTG AG	28,856	578,606
#	Wacker Neuson SE	42,575	529,689
*	Wanderer-Werke AG	7,903	774
	Washtec AG	1,318	16,738
	Wincor Nixdorf AG	119,287	6,679,841
	Wirecard AG	284,730	4,528,892
	Wuerttembergische Lebensversicherung AG	27,308	553,478
	Wuerttembergische Metallwarenfabrik AG	29,451	1,153,409
#	XING AG	5,288	442,458
	Zhongde Waste Technology AG	4,008	29,905
#*	zooplus AG	2,612	215,522
TOTAL GERMANY			293,206,690

GREECE — (1.9%)
*	Aegean Airlines S.A.	5,746	12,689
*	Aegek S.A.	120,000	13,791
*	Agricultural Bank of Greece S.A.	75,249	25,128
*	Alfa Alfa Energy S.A.	3,810	7,328
*	Alpha Bank A.E	584,671	777,542
*	Alumil Aluminum Industry S.A.	48,665	19,558
*	Alysida S.A.	2,376	6,546
*	Anek Lines S.A.	504,442	68,374
*	Astir Palace Hotels S.A.	93,886	245,842
*	Athens Medical Center S.A.	150,874	70,435
*	Atlantic Supermarkets S.A.	34,730	3,844
*	Attica Bank S.A.	184,869	57,388
*	Atti-Kat S.A.	56,554	1,562
*	Autohellas S.A.	83,520	145,437
*	Babis Vovos International Construction S.A.	59,807	37,814
*	Balafas S.A.	15,200	3,996
*	Balkan Real Estate S.A.	5,450	2,839
*	Bank of Cyprus Public Co., Ltd. S.A.	2,310,600	3,164,144
	Bank of Greece S.A.	133,571	2,733,471
*	Daios Plastics S.A.	16,350	138,003
*	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	275,576	113,477
*	EFG Eurobank Ergasias S.A.	971,907	892,581
*	Elastron S.A.	97,711	59,022
*	ElbisCo. Holding S.A.	28,098	20,962
	Elektrak S.A.	37,647	77,653
*	Elektroniki Athinon S.A.	22,490	2,816
	Ellaktor S.A.	522,735	973,263
*	Elval - Hellenic Aluminium Industry S.A.	28,590	54,908
*	Etma Rayon S.A.	11,242	21,933
	Euro Reliance General Insurance Co. S.A.	54,730	31,601

The Continental Small Company Series
continued

		SHARES	VALUE††
GREECE — (Continued)
*	Euromedica S.A.	33,079	$16,962
	EYDAP Athens Water Supply & Sewage Co. S.A.	108,270	444,878
*	F.G. Europe S.A.	4,536	2,798
*	Folli Follie Group S.A.	115,021	1,385,132
*	Forthnet S.A.	254,703	55,460
*	Fourlis Holdings S.A.	146,787	632,380
	Frigoglass S.A.	112,792	887,078
	GEK Terna S.A.	296,155	408,024
*	Geniki Bank S.A.	31,074	12,189
*	Halkor S.A.	226,556	210,248
*	Hellenic Cables S.A.	65,236	133,636
	Hellenic Exchanges S.A.	251,904	1,230,463
	Hellenic Petroleum S.A.	324,378	2,842,377
*	Hellenic Sugar Industry S.A.	78,005	110,069
*	Hellenic Telecommunication Organization Co. S.A.	233,793	1,286,395
*	Heracles General Cement Co. S.A.	77,436	222,291
*	Iaso S.A.	206,042	210,234
	Inform P. Lykos S.A.	32,660	34,198
*	Informatics S.A.	3,778	1,621
*	Intracom Holdings S.A.	315,975	109,416
*	Intracom Technical & Steel Constructions S.A.	75,202	45,000
	Intralot S.A.-Integrated Lottery Systems & Services	431,249	619,603
*	Ionian Hotel Enterprises S.A.	16,914	327,605
*	Ipirotiki Software & Publications S.A.	22,110	59,352
	JUMBO S.A.	277,018	1,501,458
	Karelia Tobacco Co., Inc. S.A.	5,787	463,660
*	Kathimerini Publishing S.A.	47,170	209,162
*	Lambrakis Press S.A.	115,149	17,343
*	Lamda Development S.A.	905	3,572
*	Lan-Net S.A.	12,688	21,068
*	Lavipharm S.A.	65,331	21,541
	Loulis Mills S.A.	41,702	84,062
*	Marfin Investment Group S.A.	2,342,108	1,269,365
*	Marfin Popular Bank PCL	3,674,665	1,253,209
	Metka S.A.	99,168	927,459
*	Michaniki S.A.	158,545	30,228
	Motor Oil (Hellas) Corinth Refineries S.A.	184,802	1,662,678
*	Mytilineos Holdings S.A.	340,799	1,575,081
*	Neorion Holdings S.A.	14,991	1,694
	OPAP S.A.	4,388	50,679
*	Pegasus Publishing S.A.	94,144	65,667
*	Piraeus Bank S.A.	4,630,988	1,320,799
	Piraeus Port Authority S.A.	19,885	320,580
*	Promota Hellas S.A.	8,860	2,820
*	Proton Bank S.A.	141,214	—
	Public Power Corp. S.A.	306,969	2,618,062
*	Real Estate Development & Services S.A.	94,497	86,541
	S&B Industrial Minerals S.A.	68,336	372,538
*	Sarantis S.A.	74,884	214,257
*	Selected Textile S.A.	67,947	33,585
*	Sfakianakis S.A.	17,776	25,622
*	Sidenor Steel Products Manufacturing Co. S.A.	203,373	496,523
*	Spyroy Agricultural Products S.A.	61,348	34,568
*	T Bank S.A.	228,007	5,885
*	Technical Olympic S.A.	2,237	4,108
*	Teletypos S.A. Mega Channel	77,669	50,665
	Terna Energy S.A.	118,894	299,575
*	Themeliodomi S.A.	37,422	19,159
	Thessaloniki Port Authority S.A.	6,936	98,834
	Thessaloniki Water Supply & Sewage Co. S.A.	11,146	47,899
	Thrace Plastics Co. S.A.	102,616	62,766

The Continental Small Company Series
continued

		SHARES	VALUE††
GREECE — (Continued)
	Titan Cement Co. S.A.	190,572	$3,680,333
*	TT Hellenic Postbank S.A.	695,353	342,657
*	Varvaressos S.A. European Spinning Mills	36,350	3,687
*	ViohalCo. S.A.	603,593	2,714,599
TOTAL GREECE			43,085,344

IRELAND — (2.9%)
	Abbey P.L.C.	84,370	617,526
*	Aer Lingus Group P.L.C.	763,185	760,367
*	Allied Irish Banks P.L.C.	279,051	38,612
*	Aminex P.L.C.	496,086	27,240
	C&C Group P.L.C. (B010DT8)	399,607	1,597,731
	C&C Group P.L.C. (B011Y09)	1,014,594	4,086,189
	DCC P.L.C.	308,989	8,564,908
	DCC P.L.C. (4189477)	18,170	502,707
	Donegal Creameries P.L.C.	26,085	123,060
	Dragon Oil P.L.C.	1,339,680	12,083,896
*	Elan Corp. P.L.C.	74,754	886,522
	FBD Holdings P.L.C.	125,728	1,122,829
	Fyffes P.L.C.	1,020,533	560,501
	Glanbia P.L.C. (0066950)	700,613	4,558,021
	Glanbia P.L.C. (4058629)	69,229	451,926
	Grafton Group P.L.C.	555,000	2,141,482
	Greencore Group P.L.C. (0386410)	1,129,199	1,139,245
	Greencore Group P.L.C. (5013832)	347,358	348,130
	IFG Group P.L.C.	337,495	521,977
*	Independent News & Media P.L.C. (B59HWB1)	387,242	148,084
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	122,262
	Irish Continental Group P.L.C.	91,000	1,859,741
*	Kenmare Resources P.L.C. (0487948)	4,136,548	2,736,956
*	Kenmare Resources P.L.C. (4490737)	314,971	203,742
	Kingspan Group P.L.C. (0492793)	351,640	3,127,188
	Kingspan Group P.L.C. (4491235)	66,637	592,012
*	McInerney Holdings P.L.C.	697,135	38,199
	Paddy Power P.L.C.	180,573	9,997,277
	Paddy Power P.L.C. (4828974)	10,071	553,966
*	Providence Resources P.L.C.	62,580	182,712
*	Smurfit Kappa Group P.L.C.	456,586	3,131,024
	Total Produce P.L.C.	871,395	461,084
	United Drug P.L.C. (3302480)	820,214	2,555,475
*	United Drug P.L.C. (3335969)	53,080	163,805
TOTAL IRELAND			66,006,396

ISRAEL — (2.4%)
*	Africa Israel Investments, Ltd.	254,834	1,034,089
*	Africa Israel Properties, Ltd.	31,703	310,312
	Africa Israel Residences, Ltd.	594	6,855
*	Airport City, Ltd.	54,010	235,029
	Alon Holdings Blue Square Israel, Ltd.	44,917	264,107
*	AL-ROV Israel, Ltd.	15,025	380,219
	Alrov Properties & Lodgings, Ltd.	3,721	63,597
*	Alvarion, Ltd.	186,966	216,515
	Amot Investments, Ltd.	65,457	179,523
*	AudioCodes, Ltd.	159,083	565,068
	Avgol Industries 1953, Ltd.	166,877	128,612
*	Azorim Investment Development & Construction Co., Ltd.	189	306
	Bayside Land Corp.	2,122	453,461
*	Big Shopping Centers 2004, Ltd.	1,832	41,405
*	Biocell, Ltd.	16,731	120,160
*	BioLineRX, Ltd.	535,468	208,989
*	Blue Square Real Estate, Ltd.	3,782	76,007

The Continental Small Company Series
continued

		SHARES	VALUE††
ISRAEL — (Continued)
	British Israel Investments, Ltd.	27,461	$98,021
*	Ceragon Networks, Ltd.	18,636	188,088
*	Clal Biotechnology Industries, Ltd.	146,663	768,797
	Clal Industries & Investments, Ltd.	285,112	1,344,286
	Clal Insurance Enterprises Holdings, Ltd.	83,321	1,449,025
*	Compugen, Ltd.	27,479	116,894
	Delek Automotive Systems, Ltd.	107,838	825,670
	Delta-Galil Industries, Ltd.	14,983	96,621
	Direct Insurance - I.D.I. Insurance Co., Ltd.	30,880	69,747
	DS Apex Holdings, Ltd.	38,130	191,962
*	El Al Israel Airlines, Ltd.	738,714	150,487
*	Elbit Medical Imaging, Ltd.	53,265	243,918
*	Electra Real Estate, Ltd.	19,237	62,219
	Electra, Ltd.	4,994	481,773
*	Elron Electronic Industries, Ltd.	57,768	229,334
*	Evogene, Ltd.	54,299	221,869
*	EZchip Semiconductor, Ltd.	49,025	1,750,412
*	First International Bank of Israel, Ltd.	98,118	1,022,471
	FMS Enterprises Migun, Ltd.	10,300	182,530
	Formula Systems (1985), Ltd.	36,549	567,191
	Frutarom Industries, Ltd.	162,348	1,492,233
	Fundtech, Ltd.	10,817	246,915
*	Gilat Satellite Networks, Ltd.	73,122	281,937
*	Given Imaging, Ltd.	31,987	489,864
	Golf & Co., Ltd.	57,649	258,994
	Granite Hacarmel Investments, Ltd.	144,714	230,346
*	Hadera Paper, Ltd.	9,516	461,070
	Harel Insurance Investments & Finances, Ltd.	34,332	1,484,675
*	Hot Telecommunications Systems, Ltd.	92,836	1,219,074
*	Industrial Building Corp., Ltd.	195,485	334,312
*	Israel Cold Storage & Supply Co., Ltd.	1,076	12,000
*	Israel Discount Bank, Ltd. Series A	971,957	1,606,586
	Israel Land Development Co., Ltd. (The)	22,615	162,064
	Ituran Location & Control, Ltd.	84,441	1,098,297
*	Jerusalem Oil Exploration, Ltd.	29,594	458,205
*	Kamada, Ltd.	110,315	670,511
	Kardan Vehicle, Ltd.	293	2,184
#*	Kardan Yazamut	95,268	18,922
	Maabarot Products, Ltd.	21,999	206,094
*	Magic Software Enterprises, Ltd.	3,179	15,573
	Matrix IT, Ltd.	171,428	882,985
	Melisron, Ltd.	29,510	504,434
*	Mellanox Technologies, Ltd.	84,859	2,691,458
*	Menorah Mivtachim Holdings, Ltd.	101,061	910,500
	Migdal Insurance & Financial Holding, Ltd.	934,324	1,347,925
	Mizrahi Tefahot Bank, Ltd.	163,782	1,409,308
*	Naphtha Israel Petroleum Corp., Ltd.	103,666	335,785
*	Neto Me Holdings, Ltd.	5,411	253,048
*	NICE Systems, Ltd.	32,666	1,163,358
*	NICE Systems, Ltd. Sponsored ADR	66,570	2,380,543
*	Nitsba Holdings 1995, Ltd.	72,932	624,071
*	Oil Refineries, Ltd.	3,239,580	1,858,336
*	Orckit Communications, Ltd.	29,866	41,680
	Ormat Industries, Ltd.	293,852	1,782,334
	Osem Investments, Ltd.	101,782	1,410,121
	Paz Oil Co., Ltd.	12,287	1,745,239
	Phoenix Holdings, Ltd. (The)	195,715	536,603
	Plasson Industries, Ltd.	3,838	88,756
*	RADVision, Ltd.	20,382	104,720
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	27,880	915,597
*	Retalix, Ltd.	65,875	976,818

The Continental Small Company Series
continued

		SHARES	VALUE††
ISRAEL — (Continued)
	Scailex Corp, Ltd.	29,002	$239,584
	Shikun & Binui, Ltd.	794,937	1,574,995
*	Space Communication, Ltd.	11,241	176,809
*	Strauss Group, Ltd.	122,758	1,612,205
*	Suny Electronic, Ltd.	33,820	194,460
	Super-Sol, Ltd. Series B	368,517	1,589,740
*	Tower Semiconductor, Ltd.	1,325,086	1,060,838
	Union Bank of Israel, Ltd.	130,630	482,828
TOTAL ISRAEL			53,990,503

ITALY — (7.1%)
	ACEA SpA	280,731	2,128,447
	Acegas-APS SpA	110,973	577,582
*	Acotel Group SpA	810	30,449
*	Aedes SpA	1,412,879	163,532
#*	Aeffe SpA	76,830	68,342
	Aeroporto de Firenze SpA	17,399	219,810
#	Alerion Cleanpower SpA	67,767	443,448
#	Amplifon SpA	189,650	911,223
	Ansaldo STS SpA	321,559	3,401,940
	Arnoldo Mondadori Editore SpA	392,186	805,488
	Ascopiave SpA	137,754	281,182
	Astaldi SpA	228,281	1,343,734
	Autogrill SpA	397,526	4,597,612
	Azimut Holding SpA	454,770	3,544,836
	Banca Carige SpA	15,054	29,424
	Banca Finnat Euramerica SpA	685,945	324,098
#	Banca Generali SpA	140,519	1,404,887
	Banca IFIS SpA	102,347	589,422
#	Banca Piccolo Credito Valtellinese Scarl	803,224	2,329,317
#	Banca Popolare dell’Emilia Romagna Scarl	727,034	5,862,015
*	Banca Popolare dell’Etruria e del Lazio Scarl	101,302	198,959
#*	Banca Popolare di Milano Scarl	1,769,606	1,089,018
#	Banca Popolare di Sondrio Scarl	922,722	7,039,189
	Banca Profilo SpA	564,974	220,320
	Banco di Desio e della Brianza SpA	232,296	993,539
#	Banco Popolare Scarl	1,470,932	2,183,024
#	BasicNet SpA	105,627	335,023
	Beghelli SpA	427,981	289,407
#	Benetton Group SpA	220,256	1,267,220
*	Biesse SpA	54,004	287,533
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	336,307
	Brembo SpA	162,145	1,726,161
*	Brioschi Sviluppo Immobiliare SpA	174,780	28,970
*	Buongiorno SpA	395,420	552,002
#*	Buzzi Unicem SpA	284,221	2,598,627
#	C.I.R. SpA - Compagnie Industriali Riunite	1,614,226	3,227,320
	Cairo Communication SpA	28,815	115,978
	Caltagirone Editore SpA	6,120	10,906
	Caltagirone SpA	246,310	511,017
*	Carraro SpA	113,633	365,322
	Cembre SpA	40,330	411,439
	Cementir Holding SpA	336,239	787,937
*	Class Editore SpA	165,655	77,677
	Credito Artigiano SpA	361,183	449,725
#	Credito Bergamasco SpA	129,374	3,607,577
	Credito Emiliano SpA	376,390	1,600,976
	CSP International Fashion Group SpA	13,481	16,365
*	Dada SpA	6,181	19,760
*	d’Amico International Shipping S.A.	133,519	106,589
#	Danieli & Co. SpA	58,099	1,472,262

The Continental Small Company Series
continued

		SHARES	VALUE††
ITALY — (Continued)
	Datalogic SpA	37,322	$279,272
	Davide Campari - Milano SpA	990,609	7,652,926
*	DeA Capital SpA	243,327	508,563
	De’Longhi SpA	305,654	3,340,205
	DiaSorin SpA	77,818	2,519,016
*	Digital Multimedia Technologies SpA	39,294	976,316
*	EEMS Italia SpA	110,285	116,037
	Elica SpA	44,844	63,993
	Emak SpA	57,399	190,515
	Engineering Ingegneria Informatica SpA	9,609	316,047
#	ERG SpA	242,145	2,979,223
#*	ErgyCapital SpA	5,992	2,802
	Esprinet SpA	104,855	429,422
#*	Eurotech SpA	103,698	247,140
#	Falck Renewables SpA	452,790	514,919
#*	Fiera Milano SpA	37,863	205,156
*	Fondiaria - Sai SpA	366,128	804,393
*	Gas Plus SpA	975	8,685
	Gefran SpA	32,485	159,462
#*	Gemina SpA	2,562,430	2,181,183
#	Geox SpA	305,569	1,218,886
*	Gruppo Ceramiche Ricchetti SpA	100,487	23,634
	Gruppo Editoriale L’Espresso SpA	670,242	1,183,843
	Gruppo MutuiOnline SpA	13,650	76,498
	Hera SpA	1,822,830	2,980,482
*	I Grandi Viaggi SpA	98,547	99,939
	Immsi SpA	743,533	643,590
	Impregilo SpA	1,243,552	3,657,642
	Indesit Co. SpA	185,473	1,266,328
	Industria Macchine Automatiche SpA	58,626	1,148,292
	Industria Romagnola Conduttori Elettrici SpA	43,452	120,614
	Intek SpA	267,440	141,990
	Interpump Group SpA	255,327	1,637,312
	Iren SpA	1,758,434	2,126,950
	Isagro SpA	10,591	42,951
#	Italcementi SpA	279,135	1,856,294
	Italmobiliare SpA	46,873	1,312,573
#*	Juventus Football Club SpA	165,717	137,781
*	Kerself SpA	38,610	91,300
	KME Group SpA	1,654,192	749,042
#	Landi Renzo SpA	203,171	414,532
*	Lottomatica SpA	177,645	3,391,231
#	Maire Tecnimont SpA	601,549	991,702
#	Marcolin SpA	60,205	324,783
#*	Mariella Burani SpA	32,721	—
	Marr SpA	132,607	1,422,132
*	Mediolanum SpA	634,523	2,431,848
#*	Milano Assicurazioni SpA	1,476,243	629,543
*	Monrif SpA	315,834	152,802
	Montefibre SpA	135,004	24,463
	Nice SpA	40,071	152,788
*	Pagnossin SpA	9,000	—
*	PanariaGroup Industrie Ceramiche SpA	42,000	62,431
	Piaggio & C. SpA	511,332	1,699,430
*	Pininfarina SpA	82,321	358,312
	Piquadro SpA	7,354	19,107
	Pirelli & Co. SpA	657,369	5,801,554
*	Poltrona Frau SpA	140,932	169,192
*	Prelios SpA	2,389,900	701,391
#*	Premafin Finanziaria SpA	961,257	311,954
	Prysmian SpA	653,038	9,872,100

The Continental Small Company Series
continued

		SHARES	VALUE††
ITALY — (Continued)
#*	RCS MediaGroup SpA	257,601	$247,592
	Recordati SpA	408,182	3,553,480
	Reply SpA	8,854	206,486
*	Retelit SpA	113,922	55,595
*	Richard-Ginori 1735 SpA	14,080	5,777
	Sabaf SpA	24,109	462,369
	SAES Getters SpA	30,068	256,967
*	Safilo Group SpA	140,163	1,161,447
*	Saras SpA	1,269,180	2,086,954
	SAVE SpA	5,818	53,013
	Screen Service Broadcasting Technologies SpA	152,715	74,504
#*	Seat Pagine Gialle SpA	2,988,837	162,776
*	Snai SpA	2,304	7,257
	Societa Cattolica di Assicurazioni Scrl	180,734	4,023,189
	Societa Iniziative Autostradali e Servizi SpA	217,716	1,799,340
	Sogefi SpA	186,290	645,002
	Sol SpA	166,511	1,041,883
*	Sorin SpA	1,139,193	2,381,133
#*	Stefanel SpA	112,528	56,388
	Tamburi Investment Partners SpA	36,591	74,511
#*	Telecom Italia Media SpA	1,206,455	279,265
#*	Tiscali SpA	3,437,478	237,543
	Tod’s SpA	47,508	4,742,258
#	Trevi Finanziaria SpA	138,583	1,545,232
*	Uni Land SpA	51,835	36,149
*	Unipol Gruppo Finanziario SpA	3,245,411	1,330,744
	Vianini Industria SpA	59,070	95,776
	Vianini Lavori SpA	175,180	953,600
	Vittoria Assicurazioni SpA	121,346	514,138
#*	Yoox SpA	101,604	1,454,911
	Zignago Vetro SpA	28,411	189,143
TOTAL ITALY			163,659,870

NETHERLANDS — (4.6%)
	Aalberts Industries NV	384,012	6,753,750
	Accell Group NV	78,668	1,775,677
*	AFC Ajax NV	18,134	167,210
#*	AMG Advanced Metallurgical Group NV	103,749	1,282,116
#	Amsterdam Commodities NV	60,751	865,957
#	Arcadis NV	193,913	3,803,206
#	ASM International NV	205,174	5,776,428
*	Atag Group NV	4,630	1,858
	Batenburg Beheer NV	10,306	270,948
#	BE Semiconductor Industries NV	136,793	925,503
	Beter Bed Holding NV	72,418	1,491,883
*	BinckBank NV	184,527	2,140,578
	Brunel International NV	51,660	1,858,191
*	Crown Van Gelder NV	17,892	99,969
	CSM NV	271,908	3,984,958
	Delta Lloyd NV	81,014	1,422,564
	DOCdata NV	22,463	371,214
	Exact Holding NV	61,464	1,622,329
	Fornix Biosciences NV	22,083	17,869
#	Grontmij NV	77,715	1,213,909
	Heijmans NV	66,281	1,016,525
	Hunter Douglas NV	3,870	177,370
#	Imtech NV	272,621	8,053,728
#*	Kardan NV	97,650	309,421
	KAS Bank NV	50,870	625,853
#	Kendrion NV	39,829	1,016,312
	Koninklijke Bam Groep NV	876,605	3,641,267

The Continental Small Company Series
continued

		SHARES	VALUE††
NETHERLANDS — (Continued)
	Koninklijke Ten Cate NV	110,282	$3,785,891
*	Koninklijke Wessanen NV	300,030	1,497,696
#*	LBi International NV	148,925	321,706
	Macintosh Retail Group NV	51,332	820,320
	Mediq NV	247,085	3,921,288
#	Nederlandsche Apparatenfabriek NV	28,810	818,076
	Nutreco NV	145,366	9,658,003
#*	Ordina NV	192,481	346,214
#*	Pharming Group NV	1,152,540	144,135
	PostNL NV	539,573	2,732,069
*	Punch Graphix NV	60,525	234,771
*	Qurius NV	233,092	52,115
*	Roto Smeets Group NV	11,826	138,231
	Royal Reesink NV	1,428	152,126
	SBM Offshore NV	563,703	12,385,902
	Sligro Food Group NV	98,516	3,224,648
*	SNS Reaal Groep NV	507,589	1,414,884
#	Stern Groep NV	1,274	38,262
	Telegraaf Media Groep NV	163,704	2,249,826
	TKH Group NV	129,083	3,182,637
#*	TomTom NV	547,355	2,730,674
	Unit 4 NV	83,556	2,365,988
	USG People NV	237,495	2,103,513
*	Wavin NV	168,212	1,245,448
TOTAL NETHERLANDS			106,251,016

NORWAY — (2.8%)
#	ABG Sundal Collier Holding ASA	743,363	535,122
#	Acta Holding ASA	588,069	156,798
	AF Gruppen ASA	2,718	22,826
	Aker ASA Series A	2,312	65,632
#	Aktiv Kapital ASA	82,564	457,575
*	Algeta ASA	77,466	2,698,938
	Arendals Fosse Kompani ASA	100	29,588
	Atea ASA	246,557	2,176,477
	Austevoll Seafood ASA	240,343	946,860
	Bonheur ASA	68,100	1,513,613
	BW Offshore, Ltd. ASA	1,004,602	1,875,108
#	BWG Homes ASA	241,807	554,373
*	Camillo Eitze & Co. ASA	58,200	8,363
*	Cermaq ASA	265,931	2,949,686
*	Clavis Pharma ASA	21,574	162,834
*	Copeinca ASA	76,559	494,036
*	Deep Sea Supply P.L.C.	337,427	485,507
#*	Det Norske Oljeselskap ASA	169,996	2,525,116
#*	DNO International ASA	3,379,836	3,951,697
*	Dockwise, Ltd.	43,489	708,432
*	DOF ASA	143,497	678,736
*	EDB ErgoGroup ASA	266,739	502,911
*	Eitzen Chemical ASA	297,422	13,351
	Ekornes ASA	109,590	2,233,718
*	Electromagnetic GeoServices ASA	326,537	799,761
*	Eltek ASA	1,292,456	739,558
	Farstad Shipping ASA	59,843	1,636,954
*	Fornebu Utvikling ASA	120,455	37,084
#*	Frontline, Ltd. ASA	60,211	306,393
	Ganger Rolf ASA	54,510	1,063,681
	Golar LNG, Ltd.	27,613	1,102,713
#	Golden Ocean Group, Ltd.	863,548	665,497
#*	Grieg Seafood ASA	122,305	84,642
#*	Havila Shipping ASA	22,400	164,608

The Continental Small Company Series
continued

		SHARES	VALUE††
NORWAY — (Continued)
#*	Hurtigruten ASA	608,100	$356,974
*	Intex Resources ASA	45,445	35,782
*	Kongsberg Automotive Holding ASA	1,766,658	636,864
	Kongsberg Gruppen ASA	26,196	561,514
*	Kverneland ASA	423,895	394,540
	Leroey Seafood Group ASA	39,304	608,181
*	Natural ASA	388,026	107,494
#	Nordic Semiconductor ASA	537,446	1,335,778
#*	Norse Energy Corp. ASA	1,872,731	90,059
#*	Norske Skogindustrier ASA Series A	541,477	304,776
	Northern Offshore, Ltd.	182,074	354,564
#*	Norwegian Air Shuttle ASA	75,844	992,473
#*	Norwegian Energy Co.	720,771	772,986
*	Odfjell ASA Series A	138,810	886,149
	Olav Thon Eiendomsselskap ASA	12,960	1,861,003
*	Opera Software ASA	295,148	1,328,200
#*	Panoro Energy ASA	122,537	116,116
*	PCI Biotech ASA	3,357	22,535
*	Petrolia ASA	707,748	71,167
#*	Photocure ASA	33,562	222,648
*	Pronova BioPharma ASA	669,131	601,362
	Prosafe ASA	594,067	4,490,405
*	Q-Free ASA	81,437	277,837
	Salmar ASA	16,094	97,689
*	Scana Industrier ASA	319,755	122,590
*	Seabird Exploration P.L.C.	215,858	12,647
#*	Sevan Marine ASA	2,385,768	119,313
*	Siem Offshore, Inc. ASA	319,069	525,076
	Solstad Offshore ASA	57,727	859,164
*	Songa Offshore SE	845,806	3,384,848
	SpareBanken 1 SMN	273,273	2,171,054
	Stolt-Nielsen, Ltd.	20,635	408,078
#	Tomra Systems ASA	619,160	4,540,005
*	TTS Marine ASA	75,639	126,619
	Veidekke ASA	327,908	2,257,287
	Wilh Wilhelmsen Holding ASA	62,749	1,518,111
TOTAL NORWAY			64,920,076

PORTUGAL — (0.9%)
#	Altri SGPS SA	441,547	720,999
#*	Banco BPI SA	1,997,111	1,363,711
#*	Banco Comercial Portugues SA	8,314,951	1,759,203
*	Banif SGPS SA	556,422	243,590
#*	Brisa SA	680,569	2,316,341
	Corticeira Amorim SGPS SA	223,729	367,350
	Ibersol SGPS SA	20,401	145,513
*	Impresa SGPS SA	369,303	224,505
*	Investimentos Participacoes e Gestao SA	232,518	51,478
#	Mota-Engil SGPS SA	359,581	511,963
	Novabase SGPS SA	65,729	201,647
*	ParaRede SGPS SA	66,955	13,944
	Portucel-Empresa Produtora de Pasta de Papel SA	815,988	2,047,587
	Redes Energeticas Nacionais SA	647,384	1,872,701
*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	167,077
	Sociedade de Investimento e Gestao SGPS SA	267,754	2,015,723
*	Sonae Capital SGPS SA	41,386	13,641
#*	Sonae Industria SGPS SA	443,755	468,773
	Sonae SGPS SA	2,981,987	2,147,036
	Sonaecom SGPS SA	565,634	1,010,176
*	Sumol & Compal SA	67,967	116,884
	Teixeira Duarte SA	734,737	202,102

The Continental Small Company Series
continued

		SHARES	VALUE††
PORTUGAL — (Continued)
	Toyota Caetano Portugal SA	53,308	$274,396
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	621,293	1,934,469
TOTAL PORTUGAL			20,190,809

SPAIN — (5.4%)
#	Abengoa SA	168,206	3,907,675
*	Adolfo Dominguez SA	20,351	165,367
#	Almirall SA	176,170	1,310,746
#*	Amper SA	96,925	292,226
#	Antena 3 de Television SA	279,539	1,673,804
*	Azkoyen SA	70,532	165,328
	Banco de Sabadell SA Convertible Shares	212,446	180,786
#*	Banco de Valencia SA	535,721	653,874
#	Banco Pastor SA	343,327	1,612,771
#	Bankinter SA	1,006,147	6,142,583
*	Baron de Ley SA	13,910	837,884
#	Bolsas y Mercados Espanoles SA	236,082	6,761,301
#	Caja de Ahorros del Mediterraneo SA	116,412	225,159
	Campofrio Food Group SA	95,179	808,811
#*	Cementos Portland Valderrivas SA	45,565	630,875
#*	Cie Automotive SA	114,494	946,543
#*	Codere SA	64,206	734,306
	Compania Vinicola del Norte de Espana SA	16,119	334,398
	Construcciones y Auxiliar de Ferrocarriles SA	7,518	3,987,969
*	Corporacion Dermoestetica SA	21,236	23,948
#*	Deoleo SA	1,371,618	689,867
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	19,817	114,501
*	Dinamia Capital Privado Sociedad de Capital Riesgo SA Issue-11 Shares	396	2,279
	Duro Felguera SA	276,209	1,847,835
	Ebro Foods SA	340,839	6,906,928
#	Elecnor SA	198,254	2,689,202
*	Ercros SA	291,279	354,757
#	Faes Farma SA	602,381	1,233,624
*	Fersa Energias Renovables SA	87,062	97,248
	Fluidra SA	51,323	170,951
#	Fomento de Construcciones y Contratas SA	69,047	1,787,511
	Gamesa Corp. Tecnologica SA	1,081,002	5,220,452
#*	General de Alquiler de Maquinaria SA	32,241	27,159
#*	Grifols SA	457,616	8,508,217
	Grupo Catalana Occidente SA	166,328	3,065,280
#	Grupo Empresarial Ence SA	867,472	2,571,330
*	Grupo Ezentis SA	1,009,562	205,531
*	Grupo Tavex SA	244,131	129,098
	Iberpapel Gestion SA	25,850	480,563
#	Indra Sistemas SA	371,374	6,222,848
#*	Inmobiliaria Colonial SA	108,920	469,229
	Inmobiliaria del Sur SA	2,902	26,635
#*	Jazztel P.L.C.	779,346	4,482,696
*	La Seda de Barcelona SA Series B	10,928,289	910,340
#	Laboratorios Farmaceuticos Rovi SA	47,773	343,279
#	Mediaset Espana Comunicacion SA	542,744	3,591,777
#	Melia Hotels International SA	214,757	1,574,444
	Miquel y Costas & Miquel SA	26,111	590,813
*	Miquel y Costas & Miquel SA Issue-11 Shares	8,704	198,714
*	Natra SA	109,456	153,307
#*	Natraceutical SA	645,689	157,245
#*	NH Hoteles SA	521,131	2,550,165
*	Nicolas Correa SA	24,485	44,059
#	Obrascon Huarte Lain SA	156,289	4,357,796
	Papeles y Cartones de Europa SA	226,938	903,774
	Pescanova SA	43,729	1,506,251

The Continental Small Company Series
continued

		SHARES	VALUE††
SPAIN — (Continued)
	Prim SA	39,424	$212,268
#*	Promotora de Informaciones SA Series A	910,275	939,749
#	Prosegur Cia de Seguridad SA	87,574	4,353,976
#*	Quabit Inmobiliaria SA	788,621	120,733
*	Realia Business SA	297,777	455,867
*	Renta Corp. Real Estate SA	20,828	32,994
#*	Reyal Urbis SA	24,393	20,455
#	Sacyr Vallehermoso SA	311,251	2,173,551
*	Service Point Solutions SA	727,483	273,243
#*	Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA	227,522	400,421
	Solaria Energia y Medio Ambiente SA	231,009	475,448
#	Tecnicas Reunidas SA	96,655	3,889,119
	Telecomunicaciones y Energia SA	146,125	297,276
#*	Tubacex SA	427,191	1,124,514
*	Tubos Reunidos SA	416,951	987,043
	Unipapel SA	47,385	833,989
#*	Vertice Trescientos Sesenta Grados SA	57,183	12,245
	Vidrala SA	68,988	1,937,322
	Viscofan SA	183,430	7,043,085
#*	Vocento SA	196,990	525,313
#*	Vueling Airlines SA	60,195	424,830
#*	Zeltia SA	637,268	1,459,246
TOTAL SPAIN			123,574,746

SWEDEN — (8.3%)
	Aarhuskarlshamn AB	88,601	2,387,795
	Acando AB	224,754	497,126
#*	Active Biotech AB	145,913	653,209
#	AddNode AB	16,806	75,800
	AddTech AB Series B	64,026	1,445,596
	AF AB Series B	109,179	1,839,246
#*	Alliance Oil Co., Ltd. GDR	168,037	2,172,448
*	Anoto Group AB	80,683	34,712
	Aros Quality Group AB	41,400	294,159
	Atrium Ljungberg AB Series B	25,834	297,830
	Avanza Bank Holding AB	67,915	1,810,634
	Axfood AB	93,882	3,560,096
	Axis Communications AB	183,851	4,084,033
#	B&B Tools AB Series B	92,589	845,933
*	BE Group AB	170,187	653,476
#	Beiger Electronics AB	53,856	508,196
#	Beijer Alma AB	62,074	1,164,201
	Bergs Timber AB Series B	10,861	22,390
*	Betsson AB	104,736	2,465,556
	Bilia AB Series A	113,425	1,650,971
	Billerud AB	355,810	2,763,255
	BioGaia AB Series B	45,558	1,151,545
*	BioInvent International AB	152,143	423,176
	Biotage AB	143,915	115,725
*	Bjorn Borg AB	64,280	378,730
*	Black Earth Farming, Ltd.	44,076	130,135
	Bong Ljungdahl AB	24,800	93,906
*	Boras Waefveri AB Series B	6,564	1,329
	Brinova Fastigheter AB	98	1,481
*	Bure Equity AB	284,971	840,588
*	Byggmax Group AB	1,100	5,147
#	Cantena AB	56,762	578,661
*	Castellum AB	548,218	7,421,699
*	Catella AB	226,140	290,128
*	CDON Group AB	11,067	55,966
#	Clas Ohlson AB Series B	124,325	1,524,924

The Continental Small Company Series
continued

		SHARES	VALUE††
SWEDEN — (Continued)
	Cloetta AB	55,296	$261,496
#*	Concentric AB	145,352	892,079
	Concordia Maritime AB Series B	70,300	148,264
	Connecta AB	25,172	266,272
*	Consilium AB Series B	14,965	36,699
	CyberCom Group AB	49,332	89,508
*	Dedicare AB Series B	16,575	62,140
#*	Diamyd Medical AB	52,148	63,903
#	DORO AB	94,695	337,325
*	Duni AB	103,417	878,238
	East Capital Explorer AB	51,309	413,291
	Elekta AB Series B	255,842	10,216,832
*	Enea AB	56,200	214,349
#*	Eniro AB	343,664	530,994
*	Fabege AB	500,592	4,296,699
	Fagerhult AB	16,891	397,960
*	Fastighets AB Balder Series B	196,938	804,407
	Fenix Outdoor AB	4,571	119,908
	G & L Beijer AB Series B	28,958	969,332
*	Global Health Partner AB	827	1,308
#	Gunnebo AB	174,854	705,264
#	Hakon Invest AB	168,274	2,352,573
	Haldex AB	173,128	739,058
	Heba Fastighets AB Series B	43,722	389,929
	Hexpol AB	90,282	2,323,024
#*	HIQ International AB	181,737	802,381
	HMS Networks AB	7,040	104,387
	Hoganas AB Series B	91,448	2,914,791
	Holmen AB Series B	181,073	5,123,381
*	HQ AB	19,037	9,911
	Hufvudstaden AB Series A	189,483	2,055,698
*	Husqvarna AB Series A	12,008	61,222
*	Husqvarna AB Series B	222,394	1,129,519
	Industrial & Financial Systems AB Series B	69,650	983,243
	Indutrade AB	44,403	1,188,397
	Intrum Justitia AB	241,545	3,963,154
#	JM AB	299,638	5,436,757
#	KappAhl AB	195,033	423,445
#*	Karo Bio AB	904,968	147,537
*	Klovern AB	387,861	1,618,584
	KNOW IT AB	72,015	529,892
*	Kungsleden AB	488,858	3,737,988
	Lagercrantz Group AB Series B	70,775	522,851
	Lammhults Design Group AB	19,547	70,481
	Lennart Wallenstam Byggnads AB Series B	385,959	3,809,445
*	Lindab International AB	175,890	1,085,866
	Loomis AB Series B	241,411	3,320,916
*	Lundin Petroleum AB	439,229	10,719,305
*	Meda AB Series A	750,311	7,635,753
*	Medivir AB Series B	84,833	1,166,427
	Mekonomen AB	64,824	2,365,090
*	Micronic Mydata AB	338,267	602,079
*	Midsona AB Series B	1,733	3,989
*	MQ Holding AB	229	744
*	NCC AB Series A	6,526	118,826
	NCC AB Series B	297,398	5,450,599
	Nederman Holding AB	3,347	50,015
#*	Net Entertainment NE AB	67,146	677,312
#*	Net Insight AB Series B	1,181,753	438,909
	New Wave Group AB Series B	152,864	695,307
#	NIBE Industrier AB Series B	237,265	3,545,502

The Continental Small Company Series
continued

		SHARES	VALUE††
SWEDEN — (Continued)
*	Nobia AB	493,534	$2,134,617
	Nolato AB Series B	75,775	629,768
*	Nordic Mines AB	94,674	782,587
	Nordnet AB Series B	252,192	693,653
*	Observer AB	5,113	33,891
	OEM International AB Series B	44,400	366,734
#*	Opcon AB	11,134	4,680
*	Opcon AB Issue-11 Shares	44,536	17,357
#	Orc Group AB	70,376	641,788
#*	Orexo AB	72,042	314,481
	Oriflame Cosmetics SA SDR	119,547	4,756,260
*	PA Resources AB	2,194,495	583,149
*	Partnertech AB	28,800	103,188
	Peab AB Series B	589,201	3,206,591
	Poolia AB Series B	33,150	80,931
#	Pricer AB Series B	252,242	459,749
	ProAct IT Group AB	29,271	639,680
	Proffice AB Series B	231,361	822,099
	Profilgruppen AB	13,582	80,297
	RaySearch Laboratories AB	45,598	132,777
	Readsoft AB Series B	63,310	179,456
#*	Rederi AB Transatlantic	112,133	257,149
*	Rezidor Hotel Group AB	264,241	954,383
*	RNB Retail & Brands AB	411,548	183,103
	Rottneros AB	207,512	72,931
	Saab AB Series B	166,049	3,198,279
	Sagax AB	1,718	44,340
#*	SAS AB	573,665	949,620
	Seco Tools AB Series B	89,660	1,209,699
*	Sectra AB	17,656	116,472
	Securitas AB Series B	345,289	3,146,372
#*	Semcon AB	39,900	165,248
	Sigma AB Series B	25,800	21,598
	Sintercast AB	11,800	87,209
#	Skistar AB	97,008	1,400,748
	SSAB AB Series A	306,432	2,962,288
	SSAB AB Series B	46,838	396,851
*	Studsvik AB	21,900	116,867
	Sweco AB Series B	187,009	1,652,666
*	Swedish Orphan Biovitrum AB	464,573	1,136,135
	Systemair AB	9,379	108,077
*	TradeDoubler AB	138,527	613,723
	Trelleborg AB Series B	928,357	7,858,668
*	Unibet Group P.L.C. SDR	42,094	976,345
	Uniflex AB Series B	18,150	97,341
	VBG AB Series B	1,084	14,124
	Vitrolife AB	45,755	313,556
	Wihlborgs Fastigheter AB	225,805	3,085,052
TOTAL SWEDEN			190,062,934

SWITZERLAND — (14.1%)
	Acino Holding AG	8,754	899,412
*	Addex Pharmaceuticals, Ltd.	1,491	10,856
	Advanced Digital Broadcast Holdings SA	2,024	27,445
*	Affichage Holding SA	5,703	896,487
	AFG Arbonia-Forster Holding AG	46,165	1,060,070
	Allreal Holding AG	34,985	5,628,997
	ALSO-Actebis Holding AG	16,195	858,023
*	Aryzta AG	289,931	13,979,948
	Ascom Holding AG	160,822	1,717,485
	Austriamicrosystems AG	35,754	1,693,394

The Continental Small Company Series
continued

		SHARES	VALUE††
SWITZERLAND — (Continued)
*	Autoneum Holding AG	15,956	$1,078,734
#	Bachem Holdings AG	24,136	1,118,787
	Baloise Holding AG	8,111	660,688
	Bank Coop AG	31,671	2,297,334
	Bank Sarasin & Cie AG Series B	182,505	6,937,974
	Banque Cantonale de Geneve SA	4,021	889,678
	Banque Cantonale du Jura SA	4,500	327,821
	Banque Cantonale Vaudoise AG	8,060	4,172,586
	Banque Privee Edmond de Rothschild SA	157	4,374,321
	Barry Callebaut AG	4,962	4,704,527
	Basellandschaftliche Kantonalbank AG	520	746,079
*	Basilea Pharmaceutica AG	20,383	914,657
*	Basler Kantonalbank AG	4,137	648,617
	Belimo Holdings AG	1,830	3,277,900
	Bell AG	54	110,706
	Bellevue Group AG	27,519	457,815
	Berner Kantonalbank AG	23,232	6,534,128
*	BKW FMB Energie AG	27,437	1,240,377
*	Bobst Group AG	39,409	787,880
	Bossard Holding AG	8,386	1,011,000
	Bucher Industries AG	33,342	5,755,982
	Burckhardt Compression Holding AG	6,936	1,533,098
	Calida Holding AG	7,920	239,274
	Carlo Gavazzi Holding AG	1,069	249,164
	Centralschweizerische Kraftwerke AG	145	54,129
	Cham Paper Holding AG	649	112,386
	Charles Voegele Holding AG	32,044	986,569
*	Cicor Technologies	4,889	209,116
	Cie Financiere Tradition SA	6,784	588,829
*	Clariant AG	699,758	7,577,735
	Coltene Holding AG	16,008	650,987
	Conzzeta AG	1,345	2,807,457
*	Cytos Biotechnology AG	1,934	3,986
	Daetwyler Holding AG	29,754	1,957,302
*	Dufry AG	65,162	6,975,452
	EFG International AG	205,702	1,717,354
*	ELMA Electronic AG	472	231,167
	Emmi AG	13,244	2,652,271
#	EMS-Chemie Holding AG	28,622	5,046,817
	Energiedienst Holding AG	71,249	4,213,663
	Flughafen Zuerich AG	14,025	5,378,478
	Forbo Holding AG	6,314	2,983,847
#	Galenica Holding AG	18,828	10,906,687
	GAM Holding AG	780,910	9,336,078
*	Gategroup Holding AG	65,671	2,229,073
	George Fisher AG	15,351	6,360,877
*	Gottex Fund Management Holdings, Ltd.	824	3,205
	Gurit Holding AG	1,489	734,046
	Helvetia Holding AG	22,754	8,313,855
	Highlight Communications AG	8,169	39,130
	Huber & Suhner AG	17,212	924,793
	Implenia AG	49,733	1,172,914
	Inficon Holding AG	4,954	844,262
*	Interroll Holding AG	2,404	830,190
	Intershop Holding AG	3,559	1,300,403
	Jungfraubahn Holding AG	229	14,129
	Kaba Holding AG	11,858	4,585,629
*	Kardex AG	21,055	315,558
	Komax Holding AG	9,976	768,220
	Kudelski SA	107,664	1,114,608
*	Kuoni Reisen Holding AG Series B	13,163	4,489,476

The Continental Small Company Series
continued

		SHARES	VALUE††
SWITZERLAND — (Continued)
#	LEM Holding SA	3,667	$1,589,753
	Liechtensteinische Landesbank AG	8,371	463,816
*	LifeWatch AG	55,532	198,881
#*	Logitech International SA	676,961	6,533,795
	Lonza Group AG	140,493	9,345,357
#	Luzerner Kantonalbank AG	17,399	6,295,945
	Metall Zug AG	233	885,104
#*	Meyer Burger Technology AG	200,895	4,808,703
*	Micronas Semiconductor Holding AG	155,041	1,270,630
*	Mikron Holding AG	585	4,058
*	Mobilezone Holding AG	119,357	1,250,288
	Mobimo Holding AG	11,582	2,905,695
*	NIBE Industrier AB Series B	24,214	339,294
	Nobel Biocare Holding AG	478,680	5,861,913
*	OC Oerlikon Corp. AG	372,542	2,230,911
	Orascom Development Holding AG	8,205	181,494
	Orell Fuessli Holding AG	4,930	602,486
*	Panalpina Welttransport Holding AG	46,070	4,556,172
*	Parco Industriale e Immobiliare SA	600	2,392
	Partners Group Holding AG	23,084	4,318,193
#*	Petroplus Holdings AG	370,438	2,209,628
	Phoenix Mecano AG	3,100	1,638,317
*	Precious Woods Holding AG	49	649
*	PSP Swiss Property AG	148,327	13,494,819
	PubliGroupe SA	2,161	332,312
*	Rieters Holdings AG	15,956	3,319,779
	Romande Energie Holding SA	2,714	4,016,590
*	Schaffner Holding AG	2,066	595,601
*	Schmolz & Bickenbach AG	72,817	591,888
	Schweiter Technologies AG	4,191	2,345,215
	Schweizerische National-Versicherungs-Gesellschaft AG	45,720	1,601,437
*	Siegfried Holding AG	8,325	848,626
	Societa Elettrica Sopracenerina SA	2,340	519,096
	St. Galler Kantonalbank AG	9,942	4,319,506
	Straumann Holding AG	21,440	3,774,012
*	Sulzer AG	64,067	7,466,988
	Swiss Life Holding AG	93,938	11,537,216
	Swisslog Holding AG	914,407	746,037
	Swissquote Group Holding SA	47,450	1,996,888
#	Tamedia AG	14,891	1,814,701
	Tecan Group AG	41,765	2,632,878
#*	Temenos Group AG	259,801	4,941,166
*	Tornos Holding AG	38,028	370,730
*	U-Blox AG	11,680	510,978
	Uster Technologies AG	2,848	113,511
	Valartis Group AG	936	16,487
#	Valiant Holding AG	45,575	6,309,348
	Valora Holding AG	12,070	2,506,775
	Vaudoise Assurances Holding SA	3,219	947,501
	Verwaltungs und Privat-Bank AG	7,692	773,266
	Vetropack Holding AG	184	344,666
	Villars Holding SA	150	86,845
#*	Von Roll Holding AG	126,544	443,931
	Vontobel Holdings AG	121,104	3,613,419
	VZ Holding AG	818	93,313
	Walliser Kantonalbank AG	1,416	1,263,386
	WMH Walter Meier Holding AG	4,738	1,150,753
#	Ypsomed Holdings AG	6,709	425,096
	Zehnder Group AG	35,840	2,128,973
#*	Zueblin Immobilien Holding AG	261,040	893,343

The Continental Small Company Series
continued

		SHARES	VALUE††
SWITZERLAND — (Continued)
	Zuger Kantonalbank AG	623	$3,540,878
TOTAL SWITZERLAND			325,193,350
TOTAL COMMON STOCKS			1,992,744,029

RIGHTS/WARRANTS — (0.1%)
BELGIUM — (0.0%)
*	Agfa-Gevaert NV STRIP VVPR	122,950	170
*	Deceuninck NV STRIP VVPR	247,412	342
#*	Nyrstar NV STRIP VVPR	178,031	246
*	RealDolmen NV STRIP VVPR	6,067	84
*	SAPEC SA STRIP VVPR	75	109
*	Tessenderlo Chemie NV STRIP VVPR	3,985	439
*	Zenitel NV STRIP VVPR	8,654	12
TOTAL BELGIUM			1,402

ITALY — (0.1%)
*	Banca Popolare di Milano Scarl Rights 11/18/11	1,769,606	1,667,499
*	Intek SpA Warrants 12/30/11	62,985	166
*	KME Group SpA Warrants 12/30/11	104,975	261
TOTAL ITALY			1,667,926

NORWAY — (0.0%)
*	DOF ASA Rights 10/31/11	20,735	—
TOTAL RIGHTS/WARRANTS			1,669,328

		SHARES/
		FACE
		AMOUNT	VALUE†
		(000)
SECURITIES LENDING COLLATERAL — (13.2%)
§@	DFA Short Term Investment Fund	303,408,660	303,408,660
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
	11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
	$1,237,089) to be repurchased at $1,212,836	$1,213	1,212,832
TOTAL SECURITIES LENDING COLLATERAL			304,621,492

TOTAL INVESTMENTS — (100.0%)
	(Cost $2,351,668,120)		$2,299,034,849

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2011

		SHARES	VALUE††
COMMON STOCKS — (77.5%)
Consumer Discretionary — (7.9%)
*	AlarmForce Industries, Inc.	4,310	$48,602
	Astral Media, Inc. Class A	195,947	6,727,170
#*	Azure Dynamics Corp.	1,049,423	121,077
#*	Ballard Power Systems, Inc.	559,352	830,540
	BMTC Group, Inc. Class A	13,065	284,435
*	Brick, Ltd. (The)	93,107	269,957
#	Cineplex, Inc.	191,278	5,079,637
#*	Coastal Contacts, Inc.	234,745	732,437
	Cogeco Cable, Inc.	66,661	3,172,040
	Cogeco, Inc.	4,489	205,456
#	Corus Entertainment, Inc. Class B	295,300	5,655,658
#	Dollarama, Inc.	197,346	7,428,565
	Dorel Industries, Inc. Class B	107,500	2,614,296
	easyhome, Ltd.	3,600	22,357
	Gamehost, Inc.	2,433	26,533
	Glacier Media, Inc.	137,300	260,343
	Glentel, Inc.	59,700	931,362
*	Great Canadian Gaming Corp.	284,300	2,338,861
	Groupe Aeroplan, Inc.	696,151	8,017,872
*	Imax Corp.	186,337	3,594,944
	Indigo Books & Music, Inc.	746	4,977
	Le Chateau, Inc. Class A	73,800	273,950
	Leon’s Furniture, Ltd.	143,275	1,696,158
	Linamar Corp.	191,380	3,037,503
*	Martinrea International, Inc.	270,856	1,913,044
	MDC Partners, Inc. Class A	1,698	28,483
*	MEGA Brands, Inc.	37,306	323,749
#*	Mood Media Corp.	46,738	139,733
	Quebecor, Inc. Class B	108,793	3,765,597
	Reitmans Canada, Ltd.	13,456	211,273
	Reitmans Canada, Ltd. Class A	202,400	3,173,827
	RONA, Inc.	677,175	6,522,077
*	Sears Canada, Inc.	28,360	430,201
	Torstar Corp. Class B	234,377	2,454,874
	TVA Group, Inc. Class B	7,000	70,228
	Uni-Select, Inc.	57,156	1,486,314
#	Yellow Media, Inc.	1,222,317	447,600
Total Consumer Discretionary			74,341,730

Consumer Staples — (2.4%)
	Alliance Grain Traders, Inc.	60,868	1,271,404
	Andrew Peller, Ltd. Class A	400	3,612
*	Atrium Innovations, Inc.	130,236	1,710,348
#*	BioExx Specialty Proteins, Ltd.	540,917	168,231
	Canada Bread Co., Ltd.	14,021	604,306
	Colabor Group, Inc.	57,986	587,568
	Corby Distilleries, Ltd. Class A	63,258	1,031,929
#*	Cott Corp.	473,596	3,325,981
#*	GLG Life Tech Corp.	39,937	70,518
	High Liner Foods, Inc.	3,500	53,163
	Jean Coutu Group PJC, Inc. Class A (The)	400,161	5,118,688
#	Liquor Stores N.A., Ltd.	35,769	520,342
	Maple Leaf Foods, Inc.	334,926	3,797,004
#	North West Co., Inc. (The)	105,773	1,992,894
#	Premium Brands Holdings Corp.	65,605	1,030,066
	Rogers Sugar, Inc.	49,376	258,088
*	SunOpta, Inc.	193,373	1,026,279

The Canadian Small Company Series
continued

		SHARES	VALUE††
Consumer Staples — (Continued)
*	Sun-Rype Products, Ltd.	100	$713
Total Consumer Staples			22,571,134

Energy — (19.8%)
*	Advantage Oil & Gas, Ltd.	1,098,231	5,828,585
	Akita Drilling, Ltd. Class A	42,000	414,206
#	AltaGas, Ltd.	276,864	8,169,120
#*	Anderson Energy, Ltd.	558,395	347,334
*	Angle Energy, Inc.	287,932	1,854,551
#*	Antrim Energy, Inc.	512,200	549,841
#*	Arsenal Energy, Inc.	486,950	302,893
#	AvenEx Energy Corp.	100,544	553,786
#*	Bankers Petroleum, Ltd.	810,182	4,307,965
#*	Bellatrix Exploration, Ltd.	490,944	2,280,482
*	Bengal Energy, Ltd.	600	656
#*	Birchcliff Energy, Ltd.	355,600	5,394,203
*	BlackPearl Resources, Inc.	954,830	4,550,231
*	BNK Petroleum, Inc.	127,691	263,901
#	Bonterra Energy Corp.	46,062	2,485,292
*	C&C Energia, Ltd.	39,632	333,597
	Calfrac Well Services, Ltd.	126,564	3,923,579
*	Calmena Energy Services, Inc.	95,771	25,942
*	Calvalley Petroleum, Inc. Class A	345,539	485,332
#	Canadian Energy Services & Technology Corp.	132,183	1,648,392
	Canyon Services Group, Inc.	138,592	1,662,965
#	Cathedral Energy Services, Ltd.	121,906	819,433
*	CE Franklin, Ltd.	20,400	173,965
*	Celtic Exploration, Ltd.	269,000	6,663,266
*	Cequence Energy, Ltd.	278,462	1,273,927
*	Chinook Energy, Inc.	92,783	145,213
#*	CIC Energy Corp.	31,465	68,502
#*	Connacher Oil & Gas, Ltd.	1,534,505	708,174
*	Corridor Resources, Inc.	367,780	907,689
*	Crew Energy, Inc.	358,669	3,943,830
*	Crocotta Energy, Inc.	113,720	339,991
#	Daylight Energy, Ltd.	739,288	7,305,730
*	Delphi Energy Corp.	416,369	881,403
#*	Denison Mines Corp.	2,168,583	3,415,777
#	Enbridge Income Fund Holdings, Inc.	68,006	1,287,457
	Enerflex, Ltd.	279,959	2,881,745
	Ensign Energy Services, Inc.	226,952	3,413,103
#*	Epsilon Energy, Ltd.	193,780	592,956
*	Equal Energy, Ltd.	75,353	422,597
#*	Essential Energy Services, Ltd.	274,264	489,782
*	Fairborne Energy, Ltd.	544,251	1,943,851
*	Flint Energy Services, Ltd.	172,550	2,068,696
#*	Forsys Metals Corp.	109,974	76,129
#*	Galleon Energy, Inc. Class A	611,603	1,718,072
*	GeoMark Exploration, Ltd.	82,540	72,458
*	Gran Tierra Energy, Inc.	969,291	5,941,678
#*	Ivanhoe Energy, Inc.	939,785	1,159,705
#	Keyera Corp.	92,651	4,226,577
*	Legacy Oil & Gas, Inc.	438,795	3,970,836
#*	Mega Uranium, Ltd.	796,410	255,682
#*	MGM Energy Corp.	14,000	3,511
*	Midway Energy, Ltd.	286,140	1,079,394
#	Mullen Group, Ltd.	274,057	5,507,260
#	NAL Energy Corp.	517,913	4,588,083
#*	North American Energy Partners, Inc.	53,156	369,039
	Nuvista Energy, Ltd.	481,347	2,969,936
#*	Open Range Energy Corp.	244,459	2,815,540

The Canadian Small Company Series
continued

		SHARES	VALUE††
Energy — (Continued)
#*	Pace Oil & Gas, Ltd.	175,677	$893,587
*	Paramount Resources, Ltd. Class A	136,127	4,953,425
#	Parkland Fuel Corp.	197,967	2,061,598
#	Pason Systems, Inc.	237,900	3,226,895
#	Perpetual Energy, Inc.	394,093	648,420
#	PetroBakken Energy, Ltd. Class A	171,305	1,560,521
#*	Petrobank Energy & Resources, Ltd.	251,385	2,262,276
#	Peyto Exploration & Development Corp.	101,471	2,214,190
	PHX Energy Services Corp.	28,916	297,355
*	Precision Drilling Corp.	278,079	3,225,075
#	Progress Energy Resources Corp.	116,557	1,649,982
#	Provident Energy, Ltd.	230,627	2,089,352
	Pulse Seismic, Inc.	263,880	503,007
#*	Questerre Energy Corp.	700,260	702,543
#*	RMP Energy, Inc.	446,093	998,031
*	Rock Energy, Inc.	102,033	247,725
*	Savanna Energy Services Corp.	315,188	2,659,374
*	Secure Energy Services, Inc.	67,427	531,028
	ShawCor, Ltd. Class A	222,500	5,323,928
*	Sonde Resources Corp.	75,670	223,954
#*	Southern Pacific Resource Corp.	1,391,443	2,052,091
*	SouthGobi Resources, Ltd.	455,682	3,803,636
*	Sprott Resource Corp.	349,600	1,525,719
*	Terra Energy Corp.	115,780	72,018
#*	Tethys Petroleum, Ltd.	274,989	171,049
	Total Energy Services, Inc.	104,829	1,504,994
*	TransGlobe Energy Corp.	221,040	2,275,265
#	Trilogy Energy Corp.	191,610	6,528,293
	Trinidad Drilling, Ltd.	482,433	3,775,247
*	Twin Butte Energy, Ltd.	531,245	1,012,657
*	UEX Corp.	608,088	451,452
#*	Uranium One, Inc.	179,870	541,369
#*	Ur-Energy, Inc.	309,416	391,135
#	Veresen, Inc.	283,972	4,105,379
*	Vero Energy, Inc.	218,138	667,490
*	Westfire Energy, Ltd.	140,738	648,094
*	Winstar Resources, Ltd.	78,401	239,903
*	Xtreme Coil Drilling Corp.	97,707	313,682
#	Zargon Oil & Gas, Ltd.	58,907	831,524
*	ZCL Composite, Inc.	90,700	300,286
Total Energy			187,367,389

Financials — (5.6%)
#	AGF Management, Ltd. Class B	330,879	5,304,687
	Altus Group, Ltd.	10,326	31,390
	Brookfield Real Estate Services, Inc.	8,075	108,882
	Canaccord Capital, Inc.	289,695	2,740,731
	Canadian Western Bank	255,372	7,301,833
#	Cash Store Financial Services, Inc. (The)	51,170	494,374
	Clairvest Group, Inc.	1,900	31,462
	Davis & Henderson Corp.	200,244	3,415,248
#*	Dundee Capital Markets, Inc.	189,580	152,159
*	EGI Financial Holdings, Inc.	14,650	106,191
	E-L Financial Corp., Ltd.	309	120,903
	Equitable Group, Inc.	52,295	1,342,068
*	Equity Financial Holdings, Inc.	800	7,625
	Fiera Sceptre, Inc.	36,300	220,331
	Firm Capital Mortgage Investment Corp.	2,494	31,527
	First Capital Realty, Inc.	9,200	150,172
	First National Financial Corp.	6,583	100,058
*	FirstService Corp.	112,879	3,153,930

The Canadian Small Company Series
continued

		SHARES	VALUE††
Financials — (Continued)
*	Genesis Land Development Corp.	69,817	$213,636
	Genworth MI Canada, Inc.	59,756	1,318,918
	Gluskin Sheff + Associates, Inc.	61,507	996,577
	GMP Capital, Inc.	253,000	1,807,234
	Guardian Capital Group, Ltd. Class A	6,788	69,123
	Home Capital Group, Inc.	120,600	5,454,375
*	Killam Properties, Inc.	85,316	916,714
*	Kingsway Financial Services, Inc.	223,835	159,441
	Laurentian Bank of Canada	92,400	4,262,405
*	Mainstreet Equity Corp.	3,897	69,045
*	Melcor Developments, Ltd.	8,659	107,809
*	MI Developments, Inc.	800	25,395
*	Pacific & Western Credit Corp.	8,800	12,360
#	Sprott Resource Lending Corp.	750,703	1,077,006
#	Sprott, Inc.	247,356	1,739,619
	TMX Group, Inc.	231,476	10,171,707
#*	Westaim Corp.	145,481	77,356
Total Financials			53,292,291

Health Care — (1.6%)
#*	AEterna Zentaris, Inc.	262,354	442,192
*	Bioniche Life Sciences, Inc.	46,000	27,690
#*	Burcon NutraScience Corp.	61,538	478,475
*	Cangene Corp.	140,432	274,735
*	Cardiome Pharma Corp.	278,700	922,709
#	CML HealthCare, Inc.	128,198	1,246,289
	Futuremed Healthcare Products Corp.	34,438	279,857
*	Helix BioPharma Corp.	13,153	27,447
#*	IMRIS, Inc.	74,879	256,170
#	Leisureworld Senior Care Corp.	50,378	537,264
	MDS, Inc.	464,108	4,074,186
#*	Oncolytics Biotech, Inc.	205,321	972,275
*	Paladin Labs, Inc.	50,700	1,885,068
*	Patheon, Inc.	17,320	24,327
*	ProMetic Life Sciences, Inc.	648,697	78,097
*	QLT, Inc.	226,610	1,561,887
#*	Resverlogix Corp.	112,020	130,367
#*	Theratechnologies, Inc.	277,500	857,487
*	Transition Therapeutics, Inc.	50,610	81,240
*	TSO3, Inc.	150,052	222,801
#*	YM Biosciences, Inc.	242,157	432,445
Total Health Care			14,813,008

Industrials — (7.0%)
	Aecon Group, Inc.	218,667	1,974,420
#	AG Growth International, Inc.	41,539	1,329,415
*	Air Canada Class A	313,328	452,663
#*	Alexco Resource Corp.	224,026	1,714,892
	Algoma Central Corp.	2,569	244,851
*	ATS Automation Tooling System, Inc.	337,817	2,104,684
	Bird Construction, Inc.	42,319	451,742
#*	Black Diamond Group, Ltd.	91,391	1,426,681
	CAE, Inc.	79,988	853,045
	Canadian Helicopters Group, Inc.	14,988	364,343
*	CanWel Building Materials Group, Ltd.	4,500	9,120
	Cargojet, Inc.	1,944	14,062
#	Churchill Corp. Class A (The)	73,613	1,111,488
*	Clarke, Inc.	48,894	202,100
	Contrans Group, Inc. Class A	79,242	564,453
	DirectCash Payments, Inc.	13,254	257,035
#*	Electrovaya, Inc.	141,865	176,486

The Canadian Small Company Series
continued

		SHARES	VALUE††
Industrials — (Continued)
	Exchange Income Corp.	14,111	$293,616
	Exco Technologies, Ltd.	10,400	34,432
*	Garda World Security Corp. Class A	107,340	865,828
	Genivar, Inc.	69,393	1,605,420
#*	GLV, Inc. Class A	61,573	271,805
*	Heroux-Devtek, Inc.	88,127	592,376
	Horizon North Logistics, Inc.	204,345	922,551
	IBI Group, Inc.	8,296	101,957
	K-Bro Linen, Inc.	5,758	108,372
	Morneau Shepell, Inc.	26,865	269,526
	Newalta Corp.	166,722	1,975,407
	Progressive Waste Solutions, Ltd.	209,167	4,406,829
	Richelieu Hardware, Ltd.	60,962	1,627,488
#	Ritchie Brothers Auctioneers, Inc.	244,637	4,869,424
	Rocky Mountain Dealerships, Inc.	38,741	355,247
	Russel Metals, Inc.	243,400	5,601,802
*	Stantec, Inc.	168,695	4,148,196
#	Student Transportation, Inc.	221,438	1,348,511
#	Superior Plus Corp.	391,430	2,709,673
#*	Swisher Hygiene, Inc.	214,309	934,387
	Toromont Industries, Ltd.	282,567	5,301,232
#	Transcontinental, Inc. Class A	271,264	3,456,286
	TransForce, Inc.	312,897	3,776,424
	Vicwest, Inc.	19,193	155,585
#	Wajax Corp.	19,455	702,859
	WaterFurnace Renewable Energy, Inc.	27,314	520,384
	Westjet Airlines, Ltd.	1,420	18,734
#*	Westport Innovations, Inc.	189,501	5,718,776
Total Industrials			65,944,607

Information Technology — (4.3%)
*	5N Plus, Inc.	174,648	1,182,719
	Aastra Technologies, Ltd.	25,044	395,729
#*	Absolute Software Corp.	160,100	825,597
*	AXIA NetMedia Corp.	182,767	201,699
	Calian Technologies, Ltd.	12,829	242,615
*	Celestica, Inc.	847,607	7,032,566
#*	COM DEV International, Ltd.	271,685	526,062
	Computer Modelling Group, Ltd.	110,238	1,529,563
#*	Constellation Software, Inc.	24,516	1,715,813
*	Descartes Systems Group, Inc. (The)	191,571	1,431,857
#*	DragonWave, Inc.	146,283	554,753
*	Enghouse Systems, Ltd.	37,378	368,999
	Evertz Technologies, Ltd.	133,981	1,688,288
*	EXFO, Inc.	83,477	506,683
	Gennum Corp.	130,300	801,343
	MacDonald Dettweiler & Associates, Ltd.	111,753	5,023,980
*	March Networks Corp.	8,829	50,932
	Mediagrif Interactive Technologies, Inc.	100	1,280
*	Miranda Technologies, Inc.	84,901	587,727
	Mosaid Technologies, Inc.	42,937	1,960,004
*	Open Text Corp.	107,738	6,594,528
*	Points International, Ltd.	46,289	415,173
*	Redknee Solutions, Inc.	122,828	135,551
*	Ruggedcom, Inc.	30,225	492,454
*	Sandvine Corp.	454,830	720,975
*	Sierra Wireless, Inc.	127,100	942,332
*	Softchoice Corp.	6,773	59,457
*	Vecima Network, Inc.	30,729	89,405
	Wi-Lan, Inc.	666,819	4,963,930
Total Information Technology			41,042,014

The Canadian Small Company Series
continued

		SHARES	VALUE††
Materials — (26.6%)
	Aberdeen International, Inc.	122,333	$81,003
*	Ainsworth Lumber Co., Ltd.	227,838	347,443
*	Alacer Gold Corp.	359,258	4,144,938
	Alamos Gold, Inc.	423,220	7,833,869
#*	Almaden Minerals, Ltd.	108,300	300,969
*	Altius Minerals Corp.	112,600	1,262,973
	Amerigo Resources, Ltd.	504,854	334,290
*	Anvil Mining, Ltd.	387,530	2,799,314
#*	Argonaut Gold, Inc.	353,205	2,161,576
#*	Atna Resource, Ltd.	145,447	113,819
#*	Augusta Resource Corp.	308,545	1,145,339
#*	Aura Minerals, Inc.	479,469	755,221
#*	AuRico Gold, Inc.	967,320	9,365,074
#*	Aurizon Mines, Ltd.	609,380	3,448,110
#*	Avalon Rare Metals, Inc.	352,025	1,172,534
#*	Avion Gold Corp.	1,405,943	3,004,423
#*	B2Gold Corp.	924,431	3,403,724
#*	Baja Mining Corp.	886,518	853,832
#*	Brigus Gold Corp.	611,029	803,058
#*	Canadian Zinc Corp.	280,925	186,015
	Canam Group, Inc. Class A	194,100	765,300
*	Canexus Corp.	5,600	34,946
#*	Canfor Corp.	379,755	3,840,412
	Canfor Pulp Products, Inc.	136,336	1,832,859
#*	Capstone Mining Corp.	1,040,232	3,527,448
#*	Cardero Resource Corp.	200,960	217,744
*	Carpathian Gold, Inc.	587,371	253,393
	Cascades, Inc.	489,976	2,236,660
*	Catalyst Paper Corp.	540,689	35,259
	CCL Industries, Inc. Class B	100,740	2,930,986
#*	China Gold International Resources Corp., Ltd.	722,757	2,182,592
#*	Claude Resources, Inc.	934,700	1,828,608
#*	Cline Mining Corp.	519,100	1,098,872
#*	Colossus Minerals, Inc.	311,816	2,221,112
*	Copper Mountain Mining Corp.	366,515	1,956,218
*	Crocodile Gold Corp.	317,715	165,750
*	Crosshair Exploration & Mining Corp.	35,900	18,729
#*	Crystallex International Corp.	1,068,921	193,033
*	Detour Gold Corp.	237,256	7,854,977
#*	Duluth Metals, Ltd.	388,214	1,039,911
#*	Dundee Precious Metals, Inc.	372,067	2,986,241
*	Dynasty Metals & Mining, Inc.	108,369	248,974
#*	Eastern Platinum, Ltd.	3,072,960	2,003,937
*	Eastmain Resources, Inc.	274,250	365,942
#*	ECo. Oro Minerals Corp.	261,445	660,990
#*	Endeavour Mining Corp.	397,033	828,521
*	Endeavour Silver Corp.	290,399	3,149,449
*	Entree Gold, Inc.	286,898	544,005
*	Euro Goldfields, Ltd.	521,960	5,875,487
*	Excellon Resources, Inc.	770,400	494,664
#*	Exeter Resource Corp.	74,037	267,402
*	Fibrek, Inc.	97,662	87,203
*	First Majestic Silver Corp.	350,583	5,954,723
*	First Nickel, Inc.	50,300	5,803
#*	Formation Capital Corp.	72,881	34,731
*	Fortress Paper, Ltd.	41,133	1,578,880
#*	Fortuna Silver Mines, Inc.	425,568	2,702,629
#*	Fortune Minerals, Ltd.	214,672	208,911
*	Golden Minerals, Co.	6,859	48,082
#*	Golden Star Resources, Ltd.	974,609	1,926,240
*	Grande Cache Coal Corp.	334,014	3,307,467

The Canadian Small Company Series
continued

		SHARES	VALUE††
Materials — (Continued)
#*	Great Basin Gold, Ltd.	1,333,830	$1,873,451
#*	Great Panther Silver, Ltd.	546,209	1,435,734
#*	Guyana Goldfields, Inc.	230,342	2,024,375
#*	Hanfeng Evergreen, Inc.	147,991	458,783
*	Harry Winston Diamond Corp.	266,629	3,231,380
*	High River Gold Mines, Ltd.	519,142	687,502
#	HudBay Minerals, Inc.	611,960	6,704,392
*	Imperial Metals Corp.	84,290	1,780,090
#*	Inter-Citic Minerals, Inc.	283,484	307,161
*	International Forest Products, Ltd. Class A	174,500	721,284
*	International Minerals Corp.	3,200	22,184
#*	International Tower Hill Mines, Ltd.	220,027	1,108,137
*	Intertape Polymer Group, Inc.	154,552	457,415
#*	Jaguar Mining, Inc.	362,916	1,875,112
#*	Katanga Mining, Ltd.	1,003,662	1,429,847
*	Keegan Resources, Inc.	271,644	1,621,552
*	Kimber Resources, Inc.	21,200	28,926
#*	Kirkland Lake Gold, Inc.	210,980	3,943,373
*	La Mancha Resources, Inc.	344,099	766,391
*	Labrador Iron Mines Holdings, Ltd.	123,133	852,388
#*	Lake Shore Gold Corp.	1,280,732	1,901,664
*	Laramide Resources, Ltd.	20,368	19,208
#*	MAG Silver Corp.	156,360	1,466,733
	Major Drilling Group International, Inc.	319,200	4,268,810
*	MDN, Inc.	220,980	53,208
#*	Mercator Minerals, Ltd.	905,221	1,843,590
#	Methanex Corp.	289,704	7,469,669
#*	Migao Corp.	156,300	606,853
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	125,224	288,954
#*	Minefinders Corp.	272,841	3,867,814
#*	Minera Andes, Inc.	731,944	1,402,571
#*	Nautilus Minerals, Inc.	89,354	237,560
#*	Neo Material Technologies, Inc.	405,900	3,139,693
#*	Nevada Copper Corp.	160,491	816,342
#*	NGEx Resources, Inc.	287,000	849,411
*	Norbord, Inc.	78,010	685,596
#*	North American Palladium, Ltd.	418,765	1,399,034
*	Northern Dynasty Minerals, Ltd.	203,498	1,651,667
#*	Northland Resources SA	54,983	80,537
#*	NovaGold Resources, Inc.	612,655	5,624,071
#*	OceanaGold Corp.	1,077,616	2,724,447
*	Oromin Explorations, Ltd.	168,799	165,962
#*	Orvana Minerals Corp.	302,452	518,879
#*	Peregrine Diamonds, Ltd.	260,272	276,788
#*	Petaquilla Minerals, Ltd.	491,782	360,171
*	Phoscan Chemical Corp.	432,579	138,877
*	Pilot Gold, Inc.	86,150	127,918
#*	Platinum Group Metals, Ltd.	241,887	315,478
#*	Platmin, Ltd.	108,562	30,496
*	Polaris Miner Corp.	29,838	9,130
#*	PolyMet Mining Corp.	423,377	552,185
#*	Primero Mining Corp.	104,423	293,338
*	Quadra FNX Mining, Ltd.	408,502	4,713,091
*	Queenston Mining, Inc.	220,773	1,346,677
*	Richmont Mines, Inc.	103,444	1,261,980
#*	Rubicon Minerals Corp.	508,405	2,060,653
*	Sabina Gold & Silver Corp.	383,055	1,660,193
#*	San Gold Corp.	700,717	1,448,184
#*	Scorpio Mining Corp.	746,699	1,513,250
#*	Seabridge Gold, Inc.	121,852	2,867,969

The Canadian Small Company Series
continued

		SHARES	VALUE††
Materials — (Continued)
#*	SEMAFO, Inc.	905,185	$6,947,244
	Sherritt International Corp.	1,571,926	9,036,505
*	Shore Gold, Inc.	837,013	411,474
*	Silver Standard Resources, Inc.	194,193	3,791,318
#	Silvercorp Metals, Inc.	620,630	5,771,999
#*	St. Andrew Goldfields, Ltd.	513,853	304,162
	Stella-Jones, Inc.	32,540	1,298,009
#*	Stornoway Diamond Corp.	297,297	450,382
*	Sulliden Gold Corp., Ltd.	659,525	1,204,249
#*	Tanzanian Royalty Exploration Corp.	350,339	1,335,629
#*	Taseko Mines, Ltd.	793,230	2,880,855
*	Tembec, Inc.	257,356	826,224
#*	Thompson Creek Metals Co., Inc.	584,600	4,199,384
*	Timminco, Ltd.	69,822	13,309
#*	Torex Gold Resources, Inc.	818,006	1,247,423
#*	Virginia Mines, Inc.	99,162	835,677
	Wesdome Gold Mines, Ltd.	325,464	822,844
	West Fraser Timber Co., Ltd.	131,316	5,664,999
*	Western Forest Products, Inc.	116,219	90,946
	Winpak, Ltd.	66,195	780,327
#*	Yukon-Nevada Gold Corp.	1,708,678	634,272
Total Materials			250,967,973

Telecommunication Services — (0.3%)
#	Manitoba Telecom Services, Inc.	74,117	2,374,272
*	Wireless Matrix Corp.	111,939	93,212
Total Telecommunication Services			2,467,484

Utilities — (2.0%)
#	Algonquin Power & Utilities Corp.	409,186	2,298,913
*	Alterra Power Corp.	909,570	428,892
#	Atlantic Power Corp.	233,230	3,142,492
*	Boralex, Inc. Class A	94,733	570,251
#	Capstone Infrastructure Corp.	149,466	913,216
#	Innergex Renewable Energy, Inc.	188,190	1,782,306
#	Just Energy Group, Inc.	467,883	5,050,836
*	Maxim Power Corp.	92,234	189,696
#	Northland Power, Inc.	211,085	3,502,730
	Pacific Northern Gas, Ltd.	9,998	367,822
#*	Ram Power Corp.	454,560	141,373
	Valener, Inc.	40,005	589,991
Total Utilities			18,978,518
TOTAL COMMON STOCKS			731,786,148
RIGHTS/WARRANTS — (0.0%)
#*	Compton Petroleum Corp. Warrants 08/23/14	7,790	32,434
*	Duluth Metals, Ltd. Warrants 01/18/13	24,225	10,937
TOTAL RIGHTS/WARRANTS			43,371

The Canadian Small Company Series
continued

	SHARES/
	FACE
	AMOUNT	VALUE†
	(000)
SECURITIES LENDING COLLATERAL — (22.5%)
§@ DFA Short Term Investment Fund	210,374,890	$210,374,890
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
$2,366,389) to be repurchased at $2,319,996	$2,320	2,319,989
TOTAL SECURITIES LENDING COLLATERAL		212,694,879

TOTAL INVESTMENTS — (100.0%)
(Cost $970,256,943)		$944,524,398

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 1, 2012

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	March 1, 2012